UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09645

Nations Funds Trust
(Exact name of registrant as specified in charter)

One Bank of America Plaza, NC1-002-33-31, Charlotte NC		28255
(Address of principal executive offices)		(Zip code)

Corporation Trust Company Corporation Trust Center 1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Copy to:

Registrant's telephone number, including area code:		1-866-348-1468

Date of fiscal year end:	03/31/06

Date of reporting period:	06/30/05

Item 1. Schedule of Investments.

Insert here – schedule of investments

INVESTMENT PORTFOLIO

June 30, 2005 (Unaudited)	Nations California Municipal Bond Fund

	Par ($)	Value ($)*

Municipal Bonds – 99.2%
EDUCATION – 2.3%
Education– 2.3%
CA Educational Facilities Authority Revenue
Pooled College and University Project, Series 1999B
5.250% 04/01/24	1,000,000	1,022,810
CA Golden West School Financing Authority
Refunding, Beverly Hills University School District
Insured: FGIC
5.250% 08/01/18	1,000,000	1,142,828
University Southern California
Series 2003A,
5.000% 10/01/33	2,500,000	2,644,574
California College of Arts,
5.00% 06/01/26	1,000,000	1,022,728
	Education Total	5,832,940
	EDUCATION TOTAL	5,832,940

HEALTH CARE –8.8%
Hospitals – 8.8%
CA Health Facilities Finance Authority Revenue
Cedars-Sinai Medical Center Project,
Series 1999A
6.125% 12/01/19	3,500,000	3,844,225
CA Health Facilities Financing Authority, Revenue
Refunding Insured Health Facilities
Mark Twain Project,
Series 1996 Insured: MBIA
6.000% 07/01/16	5,000,000	5,253,600
CA Infrastructure And Economic Development Bank, Revenue
Kaiser Hospital Assistant I-LLC
Series 2001A
5.550% 08/01/31	2,500,000	2,683,625
CA Statewide Communities Development Authority
Authority Certificates of Participation Insured: FSA
5.500% 08/15/19	1,835,000	2,006,939
CA Statewide Communities Development
Authority Revenue Certificates of Participation
Series 1993,
5.400% 11/01/15 (a)	2,500,000	2,512,125

	Par ($)	Value ($)

Municipal Bonds – (continued)
HEALTH CARE –8.8%
Hospitals – 8.8%
CA Statewide Communities Development,
Authority, Revenue, Certificates of Participation,
John Muir/Mount Diablo Health Systems Project
Series 1997 Insured: MBIA
5.125% 08/15/17	3,300,000	3,504,798
CA Torrance California Hospital Revenue
Torrance Memorial Medical Center Project,
Series 2001A
5.500% 06/01/31	1,000,000	1,063,930
CA Tri City California Hospital District
Revenue Series 1991 Insured: MBIA
6.000% 02/01/22	1,000,000	1,016,000
CA Turlock California Health Facilities
Revenue, Certificates of Participation
Emanuel Medical Center, Inc. Project,
Series 2004,
5.000% 10/15/13	940,000	991,530
	Hospitals Total	22,876,772
	HEALTH CARE TOTAL	22,876,772

HOUSING – 8.1%
Multi - Family – 7.8%
CA ABAG Finance Authority for Non-
Profit Corporations, Multi-Family
Revenue, Refunding, Series 2000B
6.250% 08/15/30	2,000,000	2,148,360
CA ABAG Finance Authority for Non-
Profit Corporations, Multi-Family Revenue Refunding,
Series 2000A, AMT
6.400% 08/15/30	2,000,000	2,144,140
CA Daly City California Housing
Development Finance Agency Mobile
Home Park Revenue Franciscan Acquisition Project,
Series 2002A,
5.850% 12/15/32	2,000,000	2,099,840

	Par ($)	Value ($)

Municipal Bonds – (continued)
HOUSING – (continued)
Multi - Family – (continued)
CA Daly City California Housing
Multi-Unit Rental Housing Revenue
Series 1992B-II,
6.700% 08/01/15	1,290,000	1,300,191
CA Municipal Mortgage and Equity Tax,
Exempt Bond, Subsidiary LLC Perpetual Preferred,
Series 2004 A-2,
4.900% 06/30/49 (b)	2,000,000	2,020,860
CA Statewide Communities Development
Authority, Multi-Family Revenue,
Refunding Quail Ridge Apartments Project
Series 2002E-1,
5.375% 07/01/32	2,000,000	2,060,420
CA Statewide Communities Development Authority
Apartment Development Revenue Refunding,
Irvine Apartment Communities Project
Series 1998A-4, Mandatory Put 05/15/13,
5.250% 05/15/25	6,000,000	6,224,159
CA Statewide Communities Development
Authority, Multi-Family Revenue Refunding,
Archstone/Oakridge Housing Project
Series 1999E, Mandatory Put 06/01/08 @ 100,
5.300% 06/01/29	2,000,000	2,097,600
	Multi - Family Total	20,095,570

Single - Family – 0.3%
CA Housing Finance Agency
Single-Family Mortgage Revenue
Series 1997B-3 Class I, AMT
Insured: FHA
5.400% 08/01/28	800,000	823,624
	Single - Family Total	823,624
	HOUSING TOTAL	20,919,194
OTHER – 16.2%
Refunded / Escrowed (c) – 12.2%
CA Anaheim California Union School
District GO Series 2002, Insured: FSA,
Pre-refunded 08/01/12
5.000% 08/01/25	2,000,000	2,220,820

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed – (continued)
CA Capistrano California Unified School
District Community Facilities District
Special Tax Number 98-2-Ladera
Pre-refunded 09/01/09
5.750% 09/01/29	1,500,000	1,689,300
CA Foothill/Eastern Corridor Agency
California Toll Road Revenue Sr. Lien
Series 1995A Pre-refunded 0/01/10
6.000% 01/01/16	2,000,000	2,255,440
CA Health Facilities Financing Authority
Revenue Kaiser Permanente Project
Series 1998B Pre-refunded 10/01/08
5.250% 10/01/13	1,000,000	1,081,500
CA Health Facilities Financing Authority,
Revenue Kaiser Permanente Project,
Series 1998A Insured: FSA
Pre-refunded 06/01/08
5.000% 06/01/24	3,000,000	3,165,570
CA Inland Empire Solid Waste Authority
Revenue Landfill Improvement Financing Project,
Series 1996B, AMT, Insured: FSA
Pre-refunded 08/01/11
6.250% 08/01/11	2,000,000	2,206,020
CA Los Angeles County California Public
Works Financing Authority, Lease
Revenue Multiple Capital Facilities
Project VI, Series 2000A Insured: AMBAC
Pre-refunded 05/01/10
5.625% 05/01/26	2,500,000	2,802,000
CA Los Angeles County California Public
Works Financing Authority, Revenue,
Regional Park and Open Space District A, Series 1997A,
Pre-refunded 10/01/07
5.500% 10/01/08	425,000	455,596

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed – (continued)
CA Metropolitan Water District of Southern
California Waterworks Revenue Series 1993A
Pre-refunded 07/01/21
5.750% 07/01/21	2,865,000	3,350,703
Series 1997 A, Pre-refunded 01/01/08
5.000% 07/01/26	815,000	867,282
5.000% 07/01/26	490,000	521,434
Unrefunded Balance
5.750% 07/01/21	3,635,000	4,371,922
CA Pleasanton-Suisun City California
Home Financing Authority Home
Mortgage Revenue, Municipal
Multiplier Series 1984A Insured: MBIA
Pre-refunded 10/01/16
(d) 10/01/16	5,270,000	3,337,860
CA Sacramento California Power
Authority Revenue Cogeneration
Project, Series 1995,
Pre-refunded 07/01/06
5.875% 07/01/15	2,900,000	3,051,119
CA San Diego County California Water
Authority Water Revenue Certificates of
Participation Series 1998A,
Pre-refunded 05/01/08
5.125% 05/01/16	2,000,000	2,147,920
CA San Joaquin Hills California
Transportation Corridor Agency Toll
Road Revenue Sr. Lien Series 1993,
Escrowed to Maturity, Pre-refunded 01/01/07
7.400% 01/01/07	1,455,000	1,558,043
CA San Jose California Redevelopment
Agency Tax Allocation Merged Area
Redeveloped Escrowed to Maturity
Insured: MBIA
Pre-refunded 08/01/15
6.000% 08/01/15	1,405,000	1,693,320

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed – (continued)
CA Westwood California Unified School
District GO, Series 1996,
Pre-refunded 08/01/06
6.500% 08/01/21	1,025,000	1,067,086
PR Commonwealth Infrastructure
Financing Authority Special Obligation
Series 2000A, Pre-refunded 10/01/10
5.500% 10/01/32	1,500,000	1,660,560
PR Public Finance Corporation-
Commonwealth Appropriation E
Pre-refunded 02/01/12
5.500% 08/01/29	1,520,000	1,711,383
	Refunded / Escrowed Total	41,214,878

Tobacco – 0.4%
CA Golden State Tobacco Securitization Corp.
Series 2003 A-1,
6.250% 06/01/33	1,000,000	1,093,169
	Tobacco Total	1,093,169
	OTHER TOTAL	42,308,047

OTHER REVENUE – 1.1%
Recreation – 1.1%
CA Del Mar California Race Track
Authority Revenue Refunding
Series 1996,
6.000% 08/15/08	1,400,000	1,461,487
CA Del Mar California Race Track
Authority Revenue Refunding, Series 1996
6.000% 08/15/06	300,000	303,129
6.200% 08/15/11	1,000,000	1,049,170
	Recreation Total	2,813,786
	OTHER REVENUE TOTAL	2,813,786

TAX - BACKED – 31.7%
Local Appropriated – 6.3%
CA Bodega Bay Fire Protection District
Certificates of Participation Fire Station
Project, Series 1996,
6.450% 10/01/31	1,185,000	1,270,782

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local Appropriated – (continued)
CA Foothill/Deanza Community College
District University Southern California,
Certificates of Participation Refunding,
Series 2003 Insured: MBIA
5.000% 09/01/17	1,100,000	1,191,905
CA Long Beach Bond Finance Authority
Tax Allocation Revenue, Industrial Redevelopment Areas
Series B Insured: AMBAC
5.500% 11/01/22	3,385,000	3,977,982
CA Los Angeles California Convention
and Exhibition Center Authority Lease
Revenue Refunding Series 1993A
Insured: MBIA
6.000% 08/15/10	2,000,000	2,275,860
CA Montery County California
Certificates of Participation Series 2001
Insured: MBIA
5.000% 08/01/32	2,000,000	2,087,480
CA Sacramento City Financing Authority
City Hall & Redevelopment Projects,
Series 2002A, Insured: FSA
5.000% 12/01/32	1,500,000	1,577,040
CA San Joaquin County California
Certificates Participation Capital
Facilities Project, Series 1993
Insured: MBIA
5.500% 11/15/13	1,750,000	2,002,787
CA San Mateo County California JT
Powers Authority Lease Revenue
Capital Project, Series 1997A
Insured: FSA
5.125% 07/15/32	2,000,000	2,116,320
	Local Appropriated Total	16,500,156

Local General Obligations – 9.6%
CA East Side Union High School District
California Insured: MBIA
5.250% 08/01/26	2,010,000	2,334,133

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX – BACKED – (continued)
Local Appropriated – (continued)
CA Fresno California Unified School District
Education Center Series 2004B
Insured: MBIA
5.000% 02/01/19	2,575,000	2,880,112
CA Lafayette California GO, Series 2002,
5.125% 07/15/25	1,995,000	2,148,156
CA Larkspur California School District
GO, Series 2000A
5.250% 08/01/25	3,050,000	3,305,864
CA Lompoc California Unified School
District GO Election of 2002 Project,
Series 2003 A Insured: FGIC
5.000% 08/01/27	4,065,000	4,331,786
CA Oak Park California Unified School
District GO Series 2000 Insured: FSA
(d) 05/01/14	2,095,000	1,494,028
CA San Diego California Community
College District, GO Series 2003A
Insured: FSA
5.000% 05/01/22	1,000,000	1,084,450
CA Saratoga California GO
Saratoga Community Library Project,
Series 2001 Insured: MBIA
5.250% 08/01/31	2,000,000	2,157,320
CA Tahoe Truckee California Unified
School District Number 2 Go
Series 1999A Insured: FGIC
(d) 08/01/24	2,965,000	1,246,990
CA Tahoe Truckee California Unified
School District GO Series 1999A
Insured: FGIC
(d) 08/01/23	3,780,000	1,672,385
CA West Contra Costa California Unified
School District GO Refunding,
Series 2001A
Insured: MBIA
5.600% 02/01/20	1,610,000	1,916,190
	Local General Obligations Total	24,571,414

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX – BACKED – (continued)
Local Appropriated – (continued)

Special Non - Property Tax – 2.1%
CA Los Angeles County California
Metropolitan Transportation Authority
Sales Tax Revenue Series 2000A
Insured: FGIC
5.250% 07/01/30	3,000,000	3,233,190
CA San Francisco California Bay Area
Rapid Transit District Sales Tax
Revenue Series 2001Insured: AMBAC
5.000% 07/01/26	2,000,000	2,100,340
	Special Non - Property Tax Total	5,333,530

Special Property Tax – 6.1%
CA Lancaster California Financing
Authority Tax Allocation Revenue
Redevelopment Projects 5 and 6,
Series 2003 Insured: MBIA
5.125% 02/01/17	1,270,000	1,422,692
CA Los Angeles County California Public
Works Financing Authority Revenue
Regional Park and Open Space District A, Series 1997A,
5.500% 10/01/08	225,000	240,073
CA Los Angeles County California Public
Works Insured: FSA
5.250% 10/01/18	2,000,000	2,306,420
CA Oceanside California Community
Facilities District Special Tax Number,
00-1–Ocean Ranch Corporation, Series 2004,
5.875% 09/01/34	1,000,000	1,031,720
CA San Jose California Redevelopment
Agency Tax Allocation Merged Area
Redeveloped Unrefunded Balance
Insured: MBIA
6.000% 08/01/15	2,790,000	3,335,333
CA Sulphur Springs California Unified
School District Special Tax
Series 2002-1-A,
6.000% 09/01/33	1,500,000	1,537,515

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX – BACKED – (continued)
Special Property Tax – (continued)
CA West Covina California
Redevelopment Agency Community
Facilities District Special Tax
Refunding Fashion Plaza Project,
Series 1996,
6.000% 09/01/17	5,000,000	5,822,650
	Special Property Tax Total	15,696,403
State Appropriated – 1.5%
CA State Public Works Board
Department of Mental Health,
Coalinga State Hospital,
Series 2004A,
5.500% 06/01/19	1,500,000	1,684,095
CA State Public Works Board
Lease Revenue Various University of California Project, Series D
5.000% 0/01/20	1,505,000	1,630,139
PR Public Finance Corporation
Miscellaneous Revenue Commonwealth
Appropriation Series 2002E,
Unrefunded Balance
5.500% 08/01/29	480,000	517,277
	State Appropriated Total	$3,831,511
State General Obligations – 6.1%
CA California State GO
Series 1991,
6.600% 02/01/10	1,675,000	1,917,222
Series 1995,
5.750% 03/01/09	65,000	65,974
Series 2000: Insured: FGIC
5.250% 09/01/30	2,600,000	2,799,316
Series 1993,
5.500% 04/01/13	1,000,000	1,134,350
Refunding Series 2000,
5.625% 05/01/26	3,000,000	3,313,620

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX – BACKED – (continued)
State General Obligation – (continued)
PR Commonwealth of Puerto Rico GO
Public Improvement Series 2001A,
Unrefunded Balance
5.375% 07/01/28	1,940,000	2,099,390
Series 2004A,
5.250% 07/01/22	2,000,000	2,162,300
5.250% 07/01/21	2,000,000	2,170,120
	State General Obligations Total	15,662,292
	TAX - BACKED TOTAL	81,595,306

TRANSPORTATION – 9.0%
Airports – 3.0%
CA San Francisco City and County
Airport Commission International
Airport Revenue Refunding
Series 2001-27B Insured: FGIC
5.000% 05/01/21	2,250,000	2,368,350
CA San Francisco California City And
County Airports Commission
International Airport Revenue Second
Series Issue 10A Insured: MBIA
5.700% 05/01/26	3,000,000	3,119,100
CA San Francisco California City and
County Airports Commission
International Airport Revenue
Refunding Series Issue 30
Insured: XLCA
5.000% 05/01/17	2,000,000	2,161,520
	Airports Total	7,648,970
CA Long Beach California Harbor Revenue
Series 2000A AMT,
5.375% 05/15/24	3,000,000	3,176,790
CA Port Oakland California Port Revenue
Refunding Series 1997 H, AMT
Insured: MBIA
5.500% 11/01/15	1,500,000	1,601,325
	Ports Total	4,778,115

	Par ($)	Value ($)

Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Toll Facilities – 3.2%
CA Foothill/Eastern Corridor Agency
California Toll Road Revenue
Refunding Series 1999,
5.750% 01/15/40	4,000,000	4,111,639
CA Foothill/Eastern Corridor Agency
California Toll Road Revenue Sr Lien
Series 1995, Insured: MBIA
5.000% 01/01/35	2,000,000	2,101,840
CA Foothill/Eastern Corridor Agency
California Toll Road Revenue
Refunding Series 1999 Insured: MBIA
5.125% 01/15/15	2,000,000	2,169,100
	Toll Facilities Total	8,382,579

Transportation – 0.9%
PR Commonwealth of Puerto Rico
Highway and Transportation Authority
Transportation Revenue Series 1998A
Insured: MBIA
4.750% 07/01/38	2,250,000	2,382,277
	Transportation Total	2,382,277
	TRANSPORTATION TOTAL	23,191,941

UTILITIES – 22.0%
Investor Owned – 1.2%
CA California Pollution Control
Financing Authority Pollution Control
Revenue Southern California Edison
Co. Project Series 1992B, AMT,
6.400% 12/01/24	1,000,000	1,015,500
CA Chula Vista California Industrial
Development Authority San Diego
Gas & Electric-B, Series 1996, AMT,
5.500% 12/01/21	2,000,000	2,165,620
	Investor Owned Total	3,181,120

	Par ($)	Value ($)

Municipal Bonds – (continued)
UTILITIES – (continued)
Joint Power Authority – 0.4%
CA San Juan California M-S-R Public
Power Agency Revenue Refunding San
Juan Project Series 2001 I
Insured: MBIA
5.000% 07/01/12	1,000,000	1,090,750
	Joint Power Authority Total	1,090,750
Municipal Electric – 8.1%
CA Central Valley Financing Authority
Cogeneration Project Revenue Carson
Ice General Project,
Series 1993,
6.000% 07/01/09	1,110,000	1,149,516
Series 1998 Insured: MBIA
5.250% 07/01/12	1,615,000	1,735,301
CA Sacramento California Municipal
Utility District Electric Revenue
Refunding:
Series 2001P Insured: FSA
5.250% 08/15/20	1,000,000	1,085,920
Series 2001N: Insured: MBIA
5.000% 08/15/28	2,000,000	2,100,960
CA Sacramento California MUD Electric
Revenue Series 1997K
Insured: AMBAC
5.250% 07/01/24	2,220,000	2,551,535
CA Southern California Public Power
Authority Power Project Revenue
Series 1989,
6.750% 07/01/13	4,000,000	4,801,600
CA Southern California Public Power
Authority Power Revenue Project
Magnolia Power Project,
Series A2003-1 Insured: AMBAC
5.000% 07/01/25	1,000,000	1,072,350

	Par ($)	Value ($)

Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
CA Walnut California Energy Center
Authority Revenue Series 2004 A
Insured: AMBAC
5.000% 01/01/16	1,000,000	1,095,630
PR Electric Power Authority Power
Revenue Series 2000HH
Insured: FSA
5.250% 07/01/29	5,000,000	5,424,950
	Municipal Electric Total	21,017,762

Water & Sewer – 12.2%
CA California State Department of Water
Resources Water Systems Revenue
Central Valley Project, Series 1997S,
5.000% 12/01/17	3,000,000	3,161,310
CA Contra Costa California Water
District Water Revenue Series 2002L
Insured: FSA
5.000% 10/01/24	1,920,000	2,047,757
CA East Bay California Municipal Utility
District Water Systems Revenue
Series 2001 Insured: MBIA
5.000% 06/01/26	2,750,000	2,886,207
CA Eastern Municipal Water District
California Water and Sewer Certificates
of Participation Series 1991
Insured: FGIC
6.750% 07/01/12	1,000,000	1,193,450
CA Elsinore Valley Municipal Water
District California Certificates of
Participation Refunding, Series 1992A
Insured: FGIC
6.000% 07/01/12	2,500,000	2,905,400
CA Fresno California Sewer Revenue
Series 1993A-1 Insured: AMBAC
6.250% 09/01/14	5,000,000	6,073,350

	Par ($)	Value ($)*

Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
CA Los Angeles California Department
of Water and Power Waterworks
Revenue Series 2001A
5.125% 07/01/41	3,000,000	3,131,160
Series 2001A Refunding
Insured: FGIC
5.125% 07/01/41	3,000,000	3,139,260
CA Manteca California Financing
Authority Sewer Revenue Series 2003B
Insured: MBIA
5.000% 12/01/33	945,000	959,269
CA Northridge Water District Revenue
Certificates of Participation Series 1996
Insured: AMBAC
5.250% 02/01/18	2,500,000	2,588,325
CA Pico Rivera California Water
Authority Revenue Water System
Project, Series 1999A, Insured: MBIA
5.500% 05/01/29	2,000,000	2,355,720
CA San Diego California Public Facilities
Financing Authority Sewer Revenue
Series 1999B Insured: FGIC
5.000% 05/15/29	1,400,000	1,457,638
	Water & Sewer Total	31,898,846
	UTILITIES TOTAL	57,188,478

	Total Municipal Bonds (cost of $237,121,585)	256,726,464

		Shares
Investment Management Company – 0.5%
	Nations Tax– Exempt Reserves, Capital Class (e)	1,343,990	1,343,990

	Total Investment Management Company (cost of $1,343,990)		1,343,990

Total Investments – 99.7% (cost of $238,465,575)(f)(g)	258,070,454

Other Assets & Liabilities, Net – 0.3%	825,264

Net Assets – 100.0%	$258,895,718

Notes to Investment Portfolio:

*

Securities valuation
Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which considers such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds’ prospectus.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

(a)

Variable rate demand note. This security is payable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate changes periodically. The interest rate shown reflects the rate as of June 30, 2005.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, this securitiy amounted to $2,020,860, which represents 0.8% of net assets.

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)	Zero coupon bond.

(e)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC

(f)	Cost for federal income tax purposes is $238,465,575.

(g)	Unrealized appreciation and depreciation at June 30, 2005, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$19,669,616	$(64,707)	$19,604,909

Acronym	Name

ABAG	Association of Bay Area Governments
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance Inc.
GO	General Obligation
IBC	Insured Bond Certificates
XLCA	XL Capital Assurance, Inc.

INVESTMENT PORTFOLIO
June 30, 2005 (Unaudited)	Nations Short-Term Municipal Income Fund

		Par ($)	Value ($)*
Municipal Bonds – 99.1%
EDUCATION – 7.0%
Education – 5.5%
	GA Private Colleges and Universities Authority Revenue,
	Emory University Project,
	Series 2002 A,
	5.000% 09/01/06	2,855,000	2,931,742

	IL Educational Facilities Authority Revenue,
	National Louis University, America National B&T LOC,
	Series 1999 A,
	2.310% 06/01/29	5,700,000	5,700,000

	IL University of Illinois
	Certificates Partnerships,
	University of Illinois-Integrate Project,
	Insured: AMBAC
	5.250% 10/01/06	5,000,000	5,152,700

	MI Oakland Michigan
	University of Michigan Revenue,
	Series 2001,
	Insured: FGIC
	2.400% 03/01/31	5,330,000	5,330,000

	NC University of North Carolina,
	Series 2002 B,
	5.000% 12/01/06	2,800,000	2,891,532

	PA Chester County Revenue Floater,
	2.340% 04/01/31	8,450,000	8,450,000

	PA State Higher Educational Facilities,
	5.000% 05/01/08	1,030,000	1,082,787

	SC University of South Carolina Athletics,
	3.500% 03/16/06	4,425,000	4,446,992

	TX Tech University
	Revenue Financing System,
	Seventh Series,
	Insured: MBIA
	5.250% 08/15/09	1,100,000	1,194,204

	TX University of Texas
	Permian University Revenue Refunding:
	Series 2002 A:
	5.000% 07/01/06	4,000,000	4,092,800
	5.000% 07/01/08	3,500,000	3,711,995
	Series 2001 C,
	4.000% 08/15/05	2,555,000	2,559,395
	Education Total		47,544,147
Prep School – 0.9%
	DC Private Schools Revenue,
	Field School Project,
	Series 2001 A,
	LOC: First Union National Bank
	2.290% 07/01/31	2,840,000	2,840,000

	TX Red River Authority Texas
	Education Financing Revenue,
	Parish Day School Project,
	Series 2001 A,
	LOC: Allied Irish Bank PLC
	3.100% 12/01/31	5,000,000	4,953,000
	Prep School Total		7,793,000

Student Loan – 0.6%
	AK Student Loan Corp.
	Student Loan Revenue,
	Series 1999 A, AMT,
	Insured: AMBAC
	4.900% 07/01/08	2,500,000	2,625,725

	SC State Education Assistance Authority
	Revenue Refunding,
	Guaranteed Student Loan Senior Lien Project,
	Series 1993A-3, AMT,
	5.200% 09/01/05	2,370,000	2,379,740
	Student Loan Total		5,005,465
	EDUCATION TOTAL		60,342,612
HEALTH CARE – 3.6%
Health Services – 0.2%
	MN Minneapolis and St. Paul Housing
	and Redevelopment Authority Health Care,
	HealthPartners Obligation Group Project,
	4.500% 12/01/07	1,500,000	1,544,565
	Health Services Total		1,544,565
Hospitals – 3.2%
	AZ University Medical Center Corp.
	Hospital Revenue Refunding:
	Insured: GO of University
	5.000% 07/01/06	700,000	713,244
	5.000% 07/01/07	300,000	310,335

	FL Escambia County
	Florida Health Facilities Authority Revenue,
	Ascension Health Credit Project,
	Series 2003 A,
	5.000% 11/15/07	1,700,000	1,777,520

	GA Gainesville and Hall County
	Georgia Hospital Authority Revenue Refunding,
	Northeast Georgia Health System, Inc. Project,
	Series 2000, AMT,
	4.000% 05/15/07	950,000	963,452

	MI State Hospital Finance Authority Revenue,
	Ascension Health Credit Project,
	Series 1999 B:
	Mandatory Put 11/15/05 @ 100,
	5.200% 11/15/33	1,000,000	1,008,690
	Mandatory Put 11/15/06 @ 100,
	5.300% 11/15/33	1,800,000	1,858,842

	MO State Health and Educational Facilities Authority Revenue,
	Saint Lukes Episcopal-Presbyterian Hospital Project, Series 2001:
	Insured: FSA
	3.850% 12/01/05	2,250,000	2,260,687
	4.000% 12/01/06	2,470,000	2,511,027

	MO State Health and Educational Facilities Revenue,
	SSM Health Care Project,
	Series 2002 A,
	5.000% 06/01/07	4,000,000	4,146,760

	NC Medical Care Commission
	Health System Revenue,
	Mission St. Hosephs Health System,
	Series 2001,
	5.000% 10/01/08	1,675,000	1,775,868

	NM State Hospital Equipment Loan Council Hospital Revenue,
	Presbyterian Healthcare Project,
	Series 2001 A,
	4.600% 08/01/08	2,900,000	3,009,939

	SC Florence County South Carolina Hospital Revenue,
	McLeord Regional Medical Center Project:
	Series 1998A,
	Insured: MBIA
	5.500% 11/01/07	1,330,000	1,408,962

	Series 2004A,
	Insured: FSA
	5.000% 11/01/09	1,155,000	1,244,178

	TX Harris County
	Texas Health Facilities Development Corporation Revenue,
	St. Luke’s Espiscopal Hospital Project,
	Series 2001 A,
	5.250% 02/15/06	2,000,000	2,027,960

	VA Arlington County
	Virginia Industrial Development Authority,
	Hospital Facilities Revenue,
	Virginia Hospital Center Project,
	Series 2001,
	5.500% 07/01/05	2,000,000	2,000,160

	WI State Health and Educational Facilities Authority Revenue,
	Gundersen Lutheran Hospital Project,
	Series 2003 A,
	Insured: FSA
	5.000% 02/15/07	1,005,000	1,038,637
	Hospitals Total		28,056,261
Nursing Homes – 0.2%
	CO Health Facilities Authority Revenue,
	Evangelical Lutheran,
	Series 2004 B,
	3.750% 06/01/34	1,500,000	1,491,480
	Nursing Homes Total		1,491,480
	HEALTH CARE TOTAL		31,092,306
HOUSING – 2.2%
Multi - Family – 1.0%
	GA Clayton County
	Georgia Housing Authority,
	Multi-Family Housing Revenue Refunding,
	Tara Court II Apartments Project,
	Series 2001,
	Mandatory Put 12/1/11 @100,
	4.350% 12/01/31	3,305,000	3,438,951

	MI State Housing Development Authority,
	Rental Housing Revenue,
	Series 2000 B,
	Insured: MBIA
	2.210% 04/01/24	4,800,000	4,800,000
	Multi - Family Total		8,238,951
Single - Family – 1.2%
	ID Housing and Finance Association,
	Single-Family Mortgage Project,
	Series 2002 B-1,
	LOC: Bayerische Landesbank Girozentrale
	2.450% 07/01/33	5,000,000	5,000,000

	IL Chicago Illinois Single-Family Mortgage Revenue,
	Series 2001, AMT
	Insured: FNMA
	2.360% 04/01/07	800,000	800,000

	MA State Housing Finance Agency Revenue,
	Single-Family, Series O, AMT,
	2.200% 12/01/06	3,000,000	2,955,208

	OK Housing Development Authority Revenue Obligation,
	Lease Purchase Program,
	Series 2000A,
	Insured: FHLMC COLL
	5.100% 11/01/05	2,000,000	2,015,080
	Single - Family Total		10,770,288
	HOUSING TOTAL		19,009,239
INDUSTRIALS – 5.0%
Chemicals – 0.3%
	TX Red River Authority
	Texas Pollution Control Revenue Refunding,
	Hoechst Celanese Corporation Project,
	Series 1994,
	5.200% 05/01/07	2,440,000	2,458,007
	Chemicals Total		2,458,007

Forest Products & Paper – 2.0%
	AL Butler Alabama Industrial Development Board,
	Pollution Control Revenue Refunding,
	James River Project,
	Series 1993,
	5.500% 12/01/05	2,000,000	2,012,180

	SC Revenue GO	2,740,000	2,740,000

	SC Richland County
	South Carolina Environmental Improvement Revenue Refunding,
	International Paper Co. Project,
	Series 2002 A,
	4.250% 10/01/07	7,750,000	7,887,640

	WI Kaukauna Wisconsin
	Pollution Control Revenue Refunding,
	International Paper Project,
	Series 1997 A,
	5.150% 07/01/06	5,000,000	5,110,900
	Forest Products & Paper Total		17,750,720
Manufacturing – 0.6%
	GA Gwinnett County
	Georgia Development Authority, Industrial Development Revenue,
	Maltese Signs, Inc. Project,
	Series 2000, AMT,
	LOC: SunTrust Bank
	2.390% 02/01/15	2,000,000	2,000,000

	SC Jobs Economic Development Authority,
	Valley Proteins, Inc.,
	Series 1995,
	2.340% 04/01/10	410,000	410,000
	2.340% 09/01/10	1,730,000	1,730,000
	Series 1998,
	2.44% 09/01/19	1,030,000	1,030,000
	Manufacturing Total		5,170,000
Oil, Gas & Consumable Fuels – 2.1%
	LA Calcasieu Parish Lousiana
	Industrial Development Board, Pollution Control Revenue,
	Occidental Petroleum Project,
	Series 2001,
	4.800% 12/01/06	5,000,000	5,106,750

	LA State Offshore Term Authority,
	Deepwater Port Revenue Refunding,
	Loop LLC Project,
	Series 2003,
	Mandatory Put 09/01/08 @ 100,
	4.000% 09/01/23	1,000,000	1,012,350

	TX Gulf Coast Waste Disposal Authority,
	Environmental Facility Revenue Refunding,
	Occidental Chemical Corporation Project,
	Series 2001,
	4.200% 11/01/06	4,000,000	4,041,840

	WY Uinta County
	Wyoming Pollution Control Revenue,
	Amoco Project Remarketing 12/01/03,
	2.250% 07/01/26	8,350,000	8,206,546
	Total Oil, Gas & Consumable Fuels		18,367,486
	INDUSTRIALS TOTAL		43,746,213
OTHER – 3.5%
Pool / Bond Bank – 0.4%
	AK Municipal Bond Bank Authority Revenue, AMT,
	Series 2003 A,
	Insured: MBIA
	3.500% 12/01/05	845,000	848,168

	MI Municipal Bond Authority Revenue,
	Clean Water Revolving Fund,
	Series 2001,
	5.000% 10/01/08	1,900,000	2,025,970
	Pool / Bond Bank Total		2,874,138
Refunded / Escrowed (a) – 2.3%
	AZ Maricopa County
	Arizona Unified High School District,
	Number 210 Phoenix GO,
	Un-refunded Balance,
	Series 2009,
	Pre-refunded 70/01/06,
	5.000% 07/01/09	2,010,000	2,077,637

	FL Jacksonville Florida Sales Tax Revenue,
	River City Renaissance Project,
	Series 1995,
	Insured: FGIC
	Pre-refunded 10/01/05,
	5.375% 10/01/18	2,000,000	2,034,040

	PA Chester County
	Pennsylvania GO Refunding,
	Series 1995 B,
	Pre-refunded 11/15/05,
	5.625% 11/15/16	5,075,000	5,133,007

	TX Austin Texas Airport System Revenue,
	Series 1995,
	Insured: MBIA
	Pre-refunded 11/15/05,
	5.500% 11/15/06	355,000	365,256

	TX Austin Texas, GO
	Series 1995,
	Pre-refunded 09/01/05
	5.500% 09/01/12	2,830,000	2,844,150

	TX Keller
	Texas Independent School District GO,
	Series 1993,
	Insured: PSFG
	Pre-refunded 02/15/06,
	5.500% 08/15/13	6,445,000	6,561,719

	TX Midlothian
	Texas Independent School District GO,
	Series 1995,
	Insured: PSFG
	Pre-refunded 02/15/07,
	0.000% 02/15/07 (b)	1,145,000	1,092,490
	Refunded / Escrowed Total		20,108,299
Tobacco – 0.8%
	AL 21st Century Authority, Settlement Revenue,
	5.250% 12/01/07	2,000,000	2,080,940

	VA Tobacco Settlement Financing Corp.,
	Asset Backed Revenue,
	4.000% 06/01/13	5,000,000	5,031,598
	Tobacco Total		7,112,538
	OTHER TOTAL		30,094,975
OTHER REVENUE – 0.3%
Recreation – 0.3%
	GA George L. Smith II World Congress Center Authority,
	Revenue Refunding,
	Domed Stadium Project,
	Series 2000, AMT,
	Insured: MBIA
	6.000% 07/01/05	2,500,000	2,500,224
	Recreation Total		2,500,224
	OTHER REVENUE TOTAL		2,500,224

RESOURCE RECOVERY – 3.0%
Disposal – 1.4%
	AR State Development Finance Authority,
	Facilities Revenue,
	Waste Management Inc. Project,
	Series 2001, AMT,
	Mandatory Put 08/01/04 @ 100,
	2.850% 08/01/21	3,500,000	3,497,795

	FL Broward County
	Florida Solid Waste System Revenue Refunding,
	Series 2003 B,
	4.000% 07/01/06	1,450,000	1,469,531

	SC Jobs Economic Development Authority,
	Economic Development Revenue Refunding,
	Republic Services, Inc. Project,
	Series 2004, AMT,
	3.250% 04/01/34	2,000,000	1,981,100

	SC Jobs Economic Development Authority,
	Economic Development Revenue,
	Waste Management South Carolina Inc. Project,
	Series 2001,
	AMT, Mandatory Put 11/01/04,
	3.300% 11/01/16	5,500,000	5,446,815
	Disposal Total		12,395,241
Resource Recovery – 1.6%
	MI State Strategic Fund
	Solid Waste Disposal Revenue Refunding,
	Waste Management Project,
	Series 2002,
	Mandatory Put 12/01/05 @ 100,
	4.200% 12/01/12	2,750,000	2,757,370

	MS Business Finance Corporation,
	Mississippi Solid Waste Disposal Revenue,
	Waste Management, Inc.,
	3.350% 03/01/29	3,000,000	2,929,260

	NY State Environmental Facilities Corporation,
	Solid Waste Disposal Revenue,
	Waste Management Project,
	Series 2002 A,
	2.900% 05/01/12	3,650,000	3,628,100

	VA Fairfax County
	Virginia Economic Development Authority,
	Resource Recovery Revenue Refunding,
	Series 1998 A, AMT,
	Insured: AMBAC
	5.950% 02/01/07	4,000,000	4,183,920
	Resource Recovery Total		13,498,650
	RESOURCE RECOVERY TOTAL		25,893,891
TAX - BACKED – 38.4%
Local Appropriated – 1.2%
	GA Dalton
	Georgia Building Authority Revenue,
	Series 2001,
	5.000% 07/01/05	2,000,000	2,000,140

	NC Charlotte
	North Carolina Certificates of Participation,
	Equipment Acquisition Project,
	Series 2003 C,
	5.000% 03/01/07	1,000,000	1,036,310

	NC Fayetteville
	North Carolina Installment Payment Revenue,
	Municipal Building Project, Series 2005:
	Insured: MBIA
	4.000% 02/01/07	1,240,000	1,264,205
	4.000% 02/01/08	1,465,000	1,506,796

NC Lincoln County
North Carolina Lease Revenue,
Series 2003,
Insured: FSA
4.500% 06/01/07	1,285,000	1,326,184

NC Rutherford County
North Carolina Certificates of Participation,
Series 2002,
Insured: AMBAC
4.500% 09/01/06	1,125,000	1,148,119

NC Winston Salem
North Carolina Risk Acceptance Management Corporation ,
Certificates of Participation,
Series 1988,
2.400% 07/01/09	1,920,000	1,920,000
Local Appropriated Total		10,201,754
Local General Obligations – 15.3%
AK Anchorage Alaska GO,
Series 2002 A,
Insured: MBIA
4.000% 06/01/06	4,890,000	4,947,409

AK North Slope Borough Alaska GO,
Series 1996:
Insured: MBIA
0.000% 06/30/07 (b)	10,700,000	10,083,359
Series 2000 B:
Insured: MBIA
0.000% 06/30/06 (b)	1,500,000	1,458,870
Series 2001 A:
Insured: MBIA
0.000% 06/30/07 (b)	1,500,000	1,413,000

AL Hoover Alabama GO,
Series 2003,
Insured: MBIA
5.000% 03/01/08	2,100,000	2,215,017

AL Huntsville Alabama GO Refunding,
Series 2002 F,
4.000% 08/01/05	1,000,000	1,001,180

AZ Maricopa County
Arizona School District Number 014,
Creighton Un-refunded Balance,
School Improvement Project C,
Insured: FGIC
7.875% 07/01/06	1,030,000	1,082,293

AZ Maricopa County
Arizona Unified School District Number 97,
GO Refunding,
Series 2003,
Insured: FGIC
5.000% 07/01/07	2,925,000	3,053,554

AZ Phoenix Arizona
GO Refunding,
Series 1993 A,
5.300% 07/01/06	5,225,000	5,363,201

CO Denver Colorado City and County
Colorado Board Water Commission,
Refunding Revenue,
Series 2001 B,
5.000% 09/01/06	1,000,000	1,026,770

GA Coweta County Georgia:
School District GO,
Series 2002, State Aid Withholding,
5.000% 08/01/07	2,000,000	2,091,280

School District Sales Tax GO:
Series 2002, State Aid Withholding,
4.000% 08/01/07	1,200,000	1,230,600

GA Fayette County
Georgia School District GO,
Series 2001, State Aid Withholding,
5.250% 03/01/09	2,600,000	2,806,700

GA Houston County School District GO,
Series 2002, State Aid Withholding,
4.000% 09/01/06	3,000,000	3,045,540

GA Richmond County
Georgia GO Board of Education,
Series 2002, State Aid Withholding,
5.000% 11/01/05	6,000,000	6,047,700

IL Chicago Illinois Metropolitan Water Reclamation District,
Greater Chicago Capital Improvement Bonds,
Series 2002 D,
5.000% 12/01/07	2,000,000	2,102,340

IL Chicago
Illinois Capital Appreciation-Central Loop Project:
Refunding GO, Series 2003 A,
Insured: XLC
0.000% 12/01/08 (b)	5,000,000	4,489,550
Tender Notes:
LOC: State Street Bank & Trust Co.,
2.200% 01/27/06	2,300,000	2,294,641

IL Cook County Illinois GO Refunding:
High School District No 209,
Proviso Township GO, Series 2004
Insured: FSA
0.000% 12/01/09 (b)	1,885,000	1,761,872
Series 2003 B:
Insured: MBIA
5.000% 11/15/07	4,545,000	4,773,613
Township High School District Number 211,
Palatine and Schaumb GO, Series 2001,
5.000% 12/01/05	5,580,000	5,635,075

IL Evanston
Illinois GO Refunding,
Series 2002 C,
5.000% 01/01/06	1,400,000	1,416,324

IL Schaumberg
Illinois GO,
Series 2002 A,
5.000% 01/01/07	1,000,000	1,033,650

LA New Orleans
Lousiana Public Improvement GO,
Series 1997 A,
Insured: AMBAC
0.000% 09/01/07 (b)	7,110,000	6,674,228

MN Minneapolis
Minnesota GO Convention Center,
Series 2002,
4.000% 12/01/07	2,200,000	2,267,188

NJ Essex County
New Jersey GO Refunding,
Series 1996 A-1,
Insured: FGIC
6.000% 11/15/07	3,000,000	3,218,640

NV Clark County
Nevada School District GO Refunding,
Series 1996,
Insured: FGIC
4.750% 06/15/09	3,300,000	3,392,895

NV Las Vegas
Nevada GO Refunding,
Series 2002 B,
4.000% 01/01/08	2,000,000	2,053,720

PA Berks County,
Insured: MBIA
2.260% 11/01/23	6,600,000	6,600,000

PA Philadelphia Pennsylvania School District,
GO Refunding,
Series 1998 B,
Insured: MBIA
5.000% 10/01/06	3,000,000	3,084,300

TN Franklin Tennessee Special School District,
GO Refunding,
Series 2002,
4.500% 06/01/06	1,335,000	1,357,348

TN Maury County Tennessee GO,
Series 2004A,
Insured: MBIA
4.000% 04/01/08	1,125,000	1,159,583

TN Metropolitan Government
Nashville and Davidson CountyTennessee GO,
Series 2004,
5.000% 11/15/07	2,700,000	2,840,265

TX Austin Texas GO,
Series 2001,
5.250% 09/01/08	3,000,000	3,211,230

TX Austin
Texas GO Refunding,
5.250% 09/01/08	4,110,000	4,399,385

TX Carrollton
Texas Farmers Branch Independent School,
0.000% 02/15/07 (b)	1,555,000	1,480,593

TX Carrollton
Texas Farmers Branch Independent School District GO,
Series 2000,
Insured: PSFG
5.000% 02/15/07	1,245,000	1,288,874

TX Fort Bend
Texas Independent School District GO,
Series 2002,
Insured: PSFG
5.000% 08/15/07	1,330,000	1,390,049

TX Socorro
Texas Independent School District GO Refunding,
Series 2002,
Insured: PSFG
5.000% 08/15/06	1,725,000	1,768,711

TX Tarrant County Texas GO Refunding,
Series 2004,
4.000% 07/15/09	2,000,000	2,077,500

WA King County
Washington School District Number 408, Auburn GO,
Series 1992 A,
6.375% 12/01/06	4,220,000	4,346,220

WA Seattle Washington GO,
Series 2001,
4.000% 08/01/05	2,605,000	2,608,100

WI Milwaukee Wisconsin GO Refunding:
Series 2002 W,
Insured: FSA
4.500% 03/15/09	2,080,000	2,190,282
Series 2002,
Insured: FSA
5.000% 09/01/07	2,070,000	2,165,717

WI Oshkosh
Wisconsin Area School District GO Refunding,
Series 1996 B,
Insured: MBIA
4.900% 03/01/06	1,695,000	1,720,001
Local General Obligations Total		131,668,367
Special Non - Property Tax – 6.2%
AL State Public School and College Authority Revenue,
Series 1996,
Insured: MBIA
5.250% 11/01/05	1,000,000	1,008,750

AZ State Transportation Board Excise Tax Revenue,
Maricopa County Regional Area Road Fund Project,
Series 2002,
5.000% 12/15/05	6,250,000	6,318,062

AZ State Transportation Board Highway Revenue Refunding,
Series 1993 A,
5.000% 07/01/09	1,370,000	1,475,298

CO Regional Transportation District,
Sales Tax Revenue Refunding,
Series 2003 A,
Insured: FSA
5.000% 11/01/07	2,370,000	2,489,045

CT State Special Tax Obligation,
Transportation Infrastructure Project,
Series 1993 A,
5.375% 09/01/08	2,000,000	2,150,860

FL Jea Florida St. Johns River Power Park Systems,
Revenue Refunding,
Series 2002,
5.000% 10/01/06	5,000,000	5,139,900

FL Pinellas County
Florida Capital Improvement Revenue,
Series 2000,
4.500% 01/01/06	4,250,000	4,290,290

FL Tampa
Florida Utility Tax and Special Revenue Refunding,
Series 2001,
Insured: AMBAC
6.000% 10/01/05	3,000,000	3,025,170

IL Broadview
Illinois Tax Increment Revenue,
Series 1999,
4.750% 07/01/05	1,260,000	1,260,025

MD Aviation Administration Facilities,
Series 2003,
Insured: FSA
5.000% 06/01/07	3,680,000	3,825,986

MI State Trunk Line Capital Appreciation Revenue,
Series 1992 A,
Insured: AMBAC
0.000% 10/01/05 (b)	2,000,000	1,987,000

	NM State Severance Tax Revenue,
	Series 2002,
	4.500% 07/01/05	3,500,000	3,500,175
	5.000% 07/01/07	5,000,000	5,216,750

	NV State Highway Improvement Revenue,
	Series 2000 A,
	5.000% 12/01/06	3,250,000	3,351,628
	5.000% 12/01/08	7,000,000	7,461,720

	NY State Urban Development Corporation Revenue,
	Personal Income Tax,
	Series 2002 D,
	Insured: FSA
	5.000% 12/15/07	1,000,000	1,053,170
	Special Non - Property Tax Total		53,553,829
Special Property Tax – 0.7%
	GA De Kalb County
	Georgia Special Recreation Tax District GO,
	Series 2001,
	5.000% 12/01/06	6,185,000	6,389,785
	Special Property Tax Total		6,389,785
State Appropriated – 5.5%
	AL Montgomery
	Alabama Downtown Redevelopment Authority,
	Lease Revenue Refunding,
	State of Alabama Project,
	Series 2002,
	Insured: MBIA
	5.000% 10/01/07	3,085,000	3,232,741

	GA Downtown Savannah Authority Revenue,
	Refunding and Improvement,
	4.000% 01/01/09	2,120,000	2,193,562

	IN State Office Building Commission,
	Facilities Revenue,
	Indiana State Museum Facility,
	Series 2003,
	Insured: MBIA
	5.000% 07/01/07	1,550,000	1,615,348

	KY State Property and Buildings Community,
	Revenue Refunding,
	Number 74 Project,
	Series 2002,
	Insured: FSA
	5.000% 08/01/05	1,945,000	1,948,948

	MO State Board of Public State Office Buildings,
	Special Obligation Revenue Refunding,
	Series 2001 B,
	4.000% 12/01/05	5,765,000	5,799,244

	NC Infrastructure Finance Corporation,
	Lease Purchase Revenue,
	Correctional Facilities Project,
	Series 2003,
	5.000% 10/01/06	2,070,000	2,128,436

	OH State Building Authority Revenue,
	Arts Facilities Building Project,
	Series 1996,
	5.000% 10/01/06	4,000,000	4,112,400

	OH State Higher Educational Capital Facilities Revenue,
	Series 2002A-II,
	5.000% 12/01/07	10,000,000	10,516,500

	OH State Public Facilities Commission Revenue,
	Higher Education Capital Facilities Project,
	Series 1996 II-A,
	Insured: MBIA
	4.375% 11/01/05	5,000,000	5,029,450

VA Commonwealth Transportation Board,
Federal Highway Reimbursement Notes Revenue,
Series 2002,
4.000% 10/01/05	5,635,000	5,655,004

VA Port Authority Commonwealth Revenue,
Series 1996, AMT,
5.750% 07/01/05	1,730,000	1,730,156

VA Port Authority Port Facility Revenue,
Series 2003:
Insured: MBIA
4.000% 07/01/09	1,120,000	1,156,389
5.000% 07/01/07	1,015,000	1,057,194

VA Port Authority Port Faciliy Revenue,
Series 2003,
Insured: MBIA
5.000% 07/01/08	1,065,000	1,125,726
State Appropriated Total		47,301,098
State General Obligations – 9.5%
FL State Board of Education GO:
Series 2003 D,
5.000% 06/01/07	2,195,000	2,286,970
Series 2003 I,
5.000% 06/01/08	2,000,000	2,118,840

HI State GO Refunding,
Series 2002 CY,
Insured: FSA
5.250% 02/01/07	2,500,000	2,596,975

IL State GO Refunding:
Series 2001,
Insured: FSA
5.250% 10/01/06	5,205,000	5,367,864
GO, Series 2001,
5.000% 11/01/05	4,500,000	4,535,460
5.000% 05/01/07	1,680,000	1,746,646

LA State
GO Refunding,
Series 2005 A,
Insured: MBIA
5.000% 08/01/08	5,000,000	5,313,350

MS State
Gaming County Highway Improvements GO:
Series 2001 B,
5.000% 10/01/06	6,750,000	6,943,050
Refunding, Series 1996,
5.100% 12/01/09	2,000,000	2,063,560

NM State GO Refunding,
Series 2001 B,
5.000% 09/01/06	5,915,000	6,073,995

OR State
Pension GO:
3.312% 06/01/07	2,055,000	2,026,847
3.742% 06/01/08	2,000,000	1,981,960

PA State
First Series,
5.000% 01/15/09	2,270,000	2,427,583

PR Commonwealth
Public Improvement Refunding GO,
Series 2003 C,
5.000% 07/01/18	7,375,000	7,721,994

PR Public Buildings Authority Revenue,
Guaranteed Government Facilities:
Series 2002 C
5.250% 07/01/08	6,470,000	6,864,023
Series 2004 K
4.500% 07/01/22	3,000,000	3,072,330

TX State GO Refunding,
Series 1992 A,
8.000% 10/01/07	5,000,000	5,561,150

TX State
Public Finance Authority GO Refunding,
Series 1997,
5.250% 10/01/09	1,000,000	1,061,150

WA St. GO Refunding,
Series 2002 R-A,
5.000% 09/01/06	1,500,000	1,539,405

WA State GO:
Series 2001 R-A,
5.250% 09/01/05	5,000,000	5,021,850
Series 2001 B,
5.000% 09/01/06	3,655,000	3,751,017

WI State GO Refunding,
Series 1993,
4.900% 11/01/06	2,250,000	2,314,350
State General Obligations Total		82,390,369
TAX - BACKED TOTAL		331,505,202
TRANSPORTATION – 13.6%
Air Transportation – 1.9%
OH Dayton Ohio Facilities Revenue Funding,
Series 1993,
6.050% 10/01/09	2,000,000	2,213,940

OH Dayton Ohio Special Facilities Revenue Refunding,
Air Freight Corp. Project,
Series 1993 F,
6.050% 10/01/09	3,000,000	3,320,910

OH Dayton, Special Facilities Revenue,
Air Freight Corp. Project,
Series 1988 D, AMT,
6.200% 10/01/09	2,575,000	2,858,507

TN Memphis Shelby County Airport Authority,
Special Facilities Revenue,
Federal Express Corp. Project, Refunding,
Series 2001,
5.000% 09/01/09	7,710,000	8,133,202
Air Transportation Total		16,526,559
Airports – 5.9%
CO Denver City and County
Colorado Airport Revenue Refunding,
Series 2001 D, AMT,
Insured: FSA
5.000% 11/15/05	2,275,000	2,293,769

CO Denver Colorado City and County
Special Facilities Airport Revenue,
Rental Car Project,
Series 1999 A,
Insured: MBIA
5.500% 01/01/08	1,000,000	1,054,650

DC Metropolitan Washington District of Columbia
Airports Authority, Virginia General Airport Revenue,
Series 1997 B,
Insured: FGIC
6.000% 10/01/06	4,000,000	4,151,760

FL Broward County
Florida Airport Systems Revenue Refunding,
Series 2003 K,
Insured: FGIC
5.000% 10/01/07	4,000,000	4,186,200

FL Greater Orlando Aviation Authority,
Orlando, Florida Airport Facilities Revenue Refunding,
Series 2002 C,
Insured: MBIA
5.250% 10/01/07	1,240,000	1,304,430

FL Miami Dade County
Florida Aviation Revenue Refunding,
Series 1998 A, AMT,
Insured: FGIC
5.250% 10/01/07	7,305,000	7,666,597

FL Miami-Dade Cnty Florida Aviation Revenue,
Miami International Airport Project,
Series 2002,
Insured: MBIA
5.000% 10/01/06	1,300,000	1,334,749

FL Miami-Dade County Florida Aviation Revenue,
Series 2000-SG141, Societe Generale SpA,
Insured: FGIC
2.310% 10/01/29	2,870,000	2,870,000

GA Atlanta
Georgia Airport Facilities Revenue,
Capital Appreciation,
Series 1991,
Insured: MBIA
0.000% 01/01/10 (b)	3,975,000	3,137,786

HI State Airports
System Revenue, AMT,
Insured: FGIC
5.000% 07/01/08	9,815,000	10,325,576

OK Tulsa Oklahoma Airports
Improvement Trust General Revenue, T
ulsa International Airport, AMT,
Series 2004 A,
Insured: FGIC
5.000% 06/01/09	1,165,000	1,237,533

TN Memphis-Shelby County Tennessee Airport Authority,
Airport Revenue Refunding, AMT,
Series 2002,
Insured: MBIA
4.000% 11/15/05	1,405,000	1,411,505

TX Austin Texas Airport System Revenue,
Series 1995 A,
Insured: MBIA
5.500% 11/15/06	1,645,000	1,693,067

TX Dallas-Forth Worth
Texas International Airport Revenue,
Series 2002 A,
Insured: MBIA
5.500% 11/01/08	5,265,000	5,634,182

WA Seattle
Washington Port of Seattle Revenue, AMT,
Series 2001 B,
Insured: FGIC
5.500% 04/01/08	2,750,000	2,920,473
Airports Total		51,222,277

Ports – 0.7%
	NY Port Authority
	New York and New Jersey Revenue,
	Series 2004:
	4.000% 12/01/05	1,300,000	1,306,799
	4.000% 12/01/06	1,400,000	1,422,274
	4.000% 12/01/07	1,600,000	1,636,544
	4.000% 12/01/08	1,900,000	1,950,863
	Ports Total		6,316,480
Toll Facilities – 3.3%
	CO Public Highway Authority,
	Highway Revenue,
	Series 1997 B,
	Insured: MBIA
	0.000% 09/01/07 (b)	14,895,000	13,953,338

	DE Transportation Authority,
	Transportation System Revenue,
	Series 1998,
	Insured: FGIC
	4.500% 07/01/09	1,000,000	1,054,270

	LA State Transportation Authority Toll Revenue,
	Senior Lien,
	5.000% 09/01/09	5,000,000	5,382,898

	TX Dallas Texas Revenue Refunding,
	Series 2003 C,
	Mandatory Put 07/01/08 @ 100,
	Insured: FSA
	5.000% 01/01/18	2,450,000	2,583,941

	TX Harris County
	Texas Toll Road,
	Series 2004 B-2,
	Insured: FGIC
	5.000% 08/15/21	5,000,000	5,345,050
	Toll Facilities Total		28,319,497
Transportation – 1.8%
	AR State GO,
	Series 2001 A:
	4.000% 08/01/05	8,550,000	8,560,345
	4.500% 08/01/06	2,100,000	2,141,433

	SC Transition Infrastructure Bank Revenue,
	Series 1998 A,
	Insured: MBIA
	5.000% 10/01/06	4,500,000	4,628,160
	Transportation Total		15,329,938
	TRANSPORTATION TOTAL		117,714,751
UTILITIES – 22.5%
Investor Owned – 11.1%
	AR Pope County Arkansas Revenue Refunding,
	Entergy Arkansas, Inc. Project,
	Series 2001, AMT,
	Mandatory Put 09/01/05 @ 100,
	5.050% 09/01/28	3,000,000	3,007,410

	FL Hillsborough County Florida Industrial Development Authority,
	Pollution Control Revenue Refunding,
	Tampa Electric Company Project,
	Series 1993,
	Mandatory Put 08/01/07 @ 100,
	4.250% 11/01/20	7,000,000	7,075,460

	GA Burke County
	Georgia Development Authority, Pollution Control Revenue,
	Oglethorpe Power Corp.,
	Series 1993 A,
	Insured: FGIC
	2.250% 01/01/16	9,800,000	9,800,000

GA Monroe County
Georgia Development Authority, Pollution Control Revenue,
Georgia Power Company Plant Scherer Project,
Series 2001,
Mandatory Put 12/01/08 @ 100,
4.200% 01/01/12	3,750,000	3,865,800

IL Development Finance Authority,
Pollution Control Revenue Refunding,
Commonwealth Edison Company,
Series 1996,
Insured: AMBAC
4.400% 12/01/06	14,350,000	14,643,458

IN Michigan Power Company Project,
Series 2003 C,
2.625% 04/01/25	3,000,000	2,970,480

IN Rockport
Indiana Pollution Control Revenue Refunding,
AEP Generating Company Project:
Series 1995 B,
Mandatory Put 07/13/06 @ 100,
4.050% 07/01/25	6,000,000	6,076,560
Series 1995 A,
Mandatory Put 07/13/06 @ 100,
Insured: AMBAC
4.050% 07/01/25	1,500,000	1,519,140

KS Burlington
Kansas Environmental Improvement Revenue Refunding,
Power And Light Project,
Series 1998 C,
Mandatory Put 10/01/07 @ 100,
4.750% 09/01/15	9,000,000	9,265,230

NH State Business Finance Authority,
Pollution Control Revenue Refunding,
United Illuminating Company Project,
Series 1999 A,
Mandatory Put 12/03/07 @ 100,
3.250% 12/01/29	3,000,000	3,000,930

NM Farmington
New Mexico Pollution Control Revenue,
Public Service Refunding,
San Juan Project 2003 B,
2.100% 04/01/33	12,330,000	12,208,919

OH Hamilton County
Ohio Local District Cooling Facilities Revenue,
Trigen Cinergy-Remarketing 5/25/99,
4.600% 06/01/23	5,000,000	5,071,950

TX Brazos River Authority
Texas Pollution Control Revenue Refunding,
TXU Electric Co. Project,
Series 2001 B,
Mandatory Put 11/01/06,
4.750% 05/01/29	6,910,000	7,047,785

TX Brazos River Authority,
Texas Pollution Control Revenue,
Texas Utilities Electric Co.,
5.400% 04/01/30	4,000,000	4,071,520

VA Louisa
Virginia Industrial Development Authority,
Solid Waste & Sewage Disposal Revenue,
Virginia Electric & Power Company Project,
Series 2000 A,
2.350% 09/01/30	5,000,000	4,900,100

	WV Putnam County
	West Virginia Pollution Control Revenue Refunding,
	Appalachian Power Company Project,
	Series 2003 E,
	2.800% 05/01/19	1,000,000	989,010
	Investor Owned Total		95,513,752
Joint Power Authority – 1.7%
	AZ Electric Systems Revenue Refunding,
	Salt River Project,
	Series 2002 D,
	5.000% 01/01/08	2,400,000	2,526,768

	CO Platte River Power Authority,
	Power Revenue,
	Series 2003 FF,
	5.000% 06/01/06	5,000,000	5,104,700

	GA Municipal Electric
	Authority Power Revenue Un-refunded,
	Series 1998-W,
	6.400% 01/01/06	1,130,000	1,150,283

	NC Eastern Municipal Power Agency,
	Power Systems Revenue Refunding,
	Series 1993-B,
	Insured: MBIA
	7.000% 01/01/08	5,000,000	5,483,850
	Joint Power Authority Total		14,265,601
Municipal Electric – 5.2%
	AK Anchorage Alaska
	Electric Utility Revenue Refunding, Senior Lien,
	Series 1999,
	Insured: MBIA
	5.000% 06/01/06	4,600,000	4,694,622

	FL Gainesville
	Florida Utilities System Revenue,
	Series 2003 C,
	5.000% 10/01/08	5,000,000	5,326,650

	FL Kissimmee Florida Utility Authority,
	Electric System Revenue Refunding,
	Series 2001,
	Insured: AMBAC
	5.000% 10/01/06	1,380,000	1,419,647

	LA State Energy and Power Authority,
	Revenue Refunding,
	Power Project,
	Series 2000,
	Insured: FSA
	5.250% 01/01/06	3,000,000	3,038,850

	MO Sikeston Mizzouri
	Electric Revenue Refunding,
	Series 1992,
	6.100% 06/01/07	1,000,000	1,061,980

	OH State Water Development Authority,
	Water Pollution Control Revenue,
	Refunding Ohio Education Rmkt-06/01/05,
	3.350% 06/01/33	2,000,001	2,000,998

	PR Electric Power Authority Power Revenue,
	Series 2002,
	5.000% 07/01/06	3,000,000	3,063,630

	TN Memphis Tennessee Electric System Revenue,
	Subordinated,
	Series 2003 A,
	Insured: MBIA
	5.000% 12/01/09	10,000,000	10,805,900

	TX Austin Texas Utility System Revenue Refunding,
	Series 1992 A,
	Insured: MBIA
	6.000% 11/15/06	4,000,000	4,175,480

	TX Sam Rayburn
	Texas Municipal Power Agency, Taxable Revenue Refunding,
	Series 2002,
	5.600% 10/01/05	3,990,000	3,997,422

	TX Sam Rayburn
	Municipal Power Agency,
	Series 2002,
	5.000% 10/01/07	3,265,000	3,375,912

	WA Lewis County Washington
	Public Utilities District No. 001 Revenue Refunding,
	Series 2003,
	5.000% 10/01/06	2,000,000	2,055,700
	Municipal Electric Total		45,016,791
Water & Sewer – 4.5%
	AL Birmingham
	Alabama Waterworks and Sewer Board Water and Sewer,
	Revenue, Series 2004 B:
	Insured: FGIC
	2.880% 01/01/07	1,110,000	1,089,820
	3.420% 01/01/08	1,145,000	1,124,791
	3.890% 01/01/09	1,185,000	1,170,117

	AL Jefferson County Alabama Sewer Revenue,
	Series 2003 C-10,
	Insured: FSA
	3.100% 02/01/42	4,000,000	4,000,000

	FL Jea Florida Water and Sewer Revenue,
	Series 2002 B,
	Insured: FSA
	5.250% 10/01/07	3,775,000	3,976,245

	IN Fort Wayne
	Indiana Sewer Works Improvements,
	Revenue Refunding,
	Series 2002 B,
	Insured: AMBAC
	5.000% 08/01/06	1,585,000	1,623,214

	KS Johnson County
	Kansas Water District No. 001, Water Revenue,
	Series 1996 A,
	5.250% 12/01/06	1,100,000	1,139,765

	NJ Economic Development Authority Revenue,
	New Jersey Port District Proejct Revenue,
	Insured: AMBAC
	7.100% 02/15/07	1,260,000	1,321,753

	NJ Port District Project,
	Insured: AMBAC
	7.050% 02/15/06	1,175,000	1,198,958

	NJ Port District Revenue,
	Insured: AMBAC
	7.150% 02/15/09	1,445,000	1,592,679

	PA Philadelphia
	Pennsylvania Water and Wastewater Revenue Refunding,
	Insured: MBIA-IBC
	5.500% 06/15/06	5,000,000	5,134,500

	SC York County
	South Carolina Pollution Control Revenue,
	Series 2000 B1,
	3.250% 09/15/24	1,000,000	1,000,000

TX Corpus Christi
Texas Utilities System Revenue Refunding:
Series 1999,
Insured: FSA
5.000% 07/15/07	1,000,000	1,043,510
Series 2002,
Insured: FSA
4.000% 07/15/07	1,000,000	1,023,800

TX Dallas
Texas Waterworks and Sewer System Revenue Refunding,
Series 2001,
5.000% 10/01/06	1,000,000	1,027,850

TX Houston
Texas Water and Sewer Systems Revenue Refunding,
Series 1991 C,
Insured: AMBAC
0.000% 12/01/06 (b)	6,485,000	6,228,194

TX Houston Water & Sewer System Revenue,
Series 1991 C,
Insured: AMBAC
0.000% 12/01/08 (b)	2,400,000	2,157,239

TX San Antonio
Texas Water System Revenue,
Series 2002 A,
Insured: FSA
5.000% 05/15/06	1,000,000	1,019,940

WI Appleton
Wisconsin Waterworks Revenue Refunding,
Series 2001:
Insured: FGIC
4.000% 01/01/07	1,375,000	1,400,341
4.000% 01/01/08	1,000,000	1,027,590
Water & Sewer Total		39,300,306
UTILITIES TOTAL		194,096,450
Total Municipal Bonds (cost of $855,004,795)		855,995,863
Investment Management Company – 0.1%
Nations Tax-Exempt Reserves, Capital Class (c)	801,995	801,990
Total Investment Management Company (cost of $801,993)		801,990
Total Investments – 99.2% (cost of $855,806,788) (d)		856,797,853
Other Assets & Liabilities, Net – 0.8%		6,614,196
Net Assets – 100.0%		863,412,049

Notes to Investment Portfolio:

*	Securities valuation

Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which considers such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.  Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds’ prospectus.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold.  Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(d)	Cost for federal income tax purposes is $855,806,788.

Unrealized appreciation and depreciation at June 30, 2005 based on cost investments for federal income tax purposes was:

		Net Unrealized
Unrealized	Unrealized	Appreciation
Appeciation	Depreciation	/Depreciation
$3,896,148	$2,905,083	$991,065

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GO	General Obligation
GTD	Guaranteed
LOC	Letter of Credit/Line of Credit
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guaranteed
SpA	Stand-by Purchase Agreement

INVESTMENT PORTFOLIO

June 30, 2005 (Unaudited)	Nations Intermediate Municipal Bond Fund

	Par ($)	Value ($)*
Municipal Bonds – 99.8%
EDUCATION – 4.3%
Education – 3.4%
CA Los Angeles Unified School District Refunding,
Series A 1,
5.500% 7/1/2017	10,000,000	11,774,399
5.500% 07/01/18	7,000,000	8,291,219

DC Revenue
Georgetown University Project,
Series 1988 C,
Insured: MBIA
4.850% 04/01/09	1,375,000	1,453,182
5.050% 04/01/11	3,050,000	3,245,444

IL Finance Authority Revenue,
DePaul University, Refunding,
Series 2004 A:
5.375% 10/01/17	1,000,000	1,119,730
5.375% 10/01/18	2,000,000	2,234,680

IL University Housing and Auxiliary Facilities Systems Revenue,
Series 1996,
Insured: MBIA
5.000% 10/01/07	1,670,000	1,746,887

IN Ivy Tech State College Revenue,
Series 1997 E:
Insured: AMBAC
5.000% 07/01/07	1,035,000	1,075,562
5.050% 07/01/09	1,000,000	1,052,650

IN Univiversity Revenue,
Series 1998 L:
5.000% 08/01/09	1,520,000	1,618,298
5.000% 08/01/10	2,510,000	2,672,322

MA State Industrial Finance Agency Revenue,
Babson College Issue Project,
Series 1998 A,
Insured: MBIA
5.000% 10/01/18	1,000,000	1,062,880

MS State University Educational Building Corp. Revenue,
Series 1998:
Insured: MBIA
5.250% 08/01/12	1,000,000	1,083,230
5.250% 08/01/13	1,000,000	1,083,230

TN Metropolitan Government, Nashville and Davidson County,
Health and Educational Facilities Board Improvement Revenue,
Meharry Medical College Project, Refunding,
Series 1996,
Insured: AMBAC
6.000% 12/01/08	1,000,000	1,099,620

TX Fort Worth, Higher Education Financial Corporation,
Higher Education Revenue,
Texas Christian University Project,
Series 1997,
5.000% 03/15/17	2,190,000	2,311,326

TX Southwest Higher Education Authority Inc. Revenue,
Southern Methodist University Project,
Series 1995,
Insured: FSA
5.125% 10/01/16	2,000,000	2,071,080

TX University Revenue
Refunding:
Series 2003 B,
5.250% 08/15/12	7,600,000	8,503,108
Series 2004 B,
5.250% 08/15/16	2,000,000	2,286,420
Education Total		55,785,267
Student Loan – 0.9%
AK Student Loan Corp. Revenue,
Series 1997 A, AMT,
Insured: AMBAC
5.200% 07/01/06	1,250,000	1,278,537

AZ Educational Loan Marketing Corp. Revenue,
Series 1993,
6.300% 12/01/08	1,500,000	1,511,265

IA Student Loan Liquidity Corp. Student Loan Revenue,
Refunding,
Series 1998 J, AMT,
Insured: AMBAC
4.800% 06/01/09	9,650,000	10,111,270

MA Educational Financing Authority,
Education Loan Revenue Refunding,
Series 1999 A,
Insured: AMBAC
4.100% 07/01/05	2,050,000	2,050,061
Student Loan Total		14,951,133
EDUCATION TOTAL		70,736,400
HEALTH CARE – 8.0%
Hospitals – 8.0%
AL Birmingham Baptist Medical Centers ,
Special Care Facilities Financing Authority Revenue,
Baptist Medical Centers Project, Refunding,
Series 1993 A,
Insured: MBIA
5.500% 08/15/05	2,500,000	2,505,775

CA Statewide Communities Development Authority Revenue,
Certificates of Participation,
Series 1993,
5.400% 11/01/15	5,500,000	5,526,675

CO Denver Health and Hospital Authority, Healthcare Revenue,
Series 2001 A,
6.000% 12/01/23	1,630,000	1,743,383

FL North Broward Hospital District Revenue,
Refunding,
Series 1997,
Insured: MBIA
5.250% 01/15/11	4,075,000	4,250,877

FL Tampa Health Systems Revenue,
Catholic Health East Project,
Series 1998 A-1:
Insured: MBIA
5.500% 11/15/13	6,080,000	6,921,776
5.500% 11/15/14	6,000,000	6,882,000

KS Wichita Hospital Revenue,
Refunding,
Series 2001 III,
6.250% 11/15/18	5,000,000	5,606,150

NC Care Community Hospital Revenue,
Duke University Hospital Project,
Series 1996 C,
Insured: MBIA
5.250% 06/01/26	5,000,000	5,119,200

NC Medical Care Commission
Health Care Facilities Revenue:
Carolina Medicorp Inc. Project,
Series 1996,
5.125% 05/01/16	4,000,000	4,132,240
Novant Health Inc. Project,
Series 2003 A,
5.000% 11/01/11	3,505,000	3,808,778
Pitt County Memorial Hospital Project:
Series 1998 A,
4.400% 12/01/08	3,135,000	3,271,686
Series 1998 B,
5.000% 12/01/18	3,000,000	3,178,380

OH Lorain County Hospital Revenue,
Catholic Healthcare Partnerships Project,
Series 2001 A:
5.625% 10/01/14	6,135,000	6,786,598
5.625% 10/01/15	3,000,000	3,305,430
5.625% 10/01/16	3,000,000	3,292,290

OH Montgomery County Hospital Revenue,
Kettering Medical Center Project,
Series 1999,
6.500% 04/01/13	6,060,000	6,725,691

SC Greenville Hospital Systems,
Hospital Facilities Revenue,
Series 1996 B,
5.500% 05/01/08	3,210,000	3,333,713

TN Knox County Health,
Educational and Housing Facilities Board Revenue,
University Health Systems Inc. Project,
Series 1999,
5.625% 04/01/29	3,000,000	3,119,220

TN Shelby County, Health,
Educational and Housing Facilities Board Revenue,
St Jude’s Children’s Research Project,
Series 1999,
5.375% 07/01/24	8,000,000	8,437,760

TX Harris County Health Facilities
Development Authority Revenue,
Series 1999 A,
Insured: MBIA
5.375% 07/01/19	5,000,000	5,400,600

TX Harris County Health Facility
Development Corp. Revenue,
Series 1999 A,
Insured: MBIA
5.625% 07/01/11	5,790,000	6,323,491

TX Jefferson County Health Facilities
Development Corp. Revenue,
Baptist Hospitals Project, Refunding,
Series 2001,
Insured: AMBAC
5.200% 08/15/21	3,490,000	3,728,646

TX North Central Health Facilities
Development Corp. Revenue,
Baylor Healthcare Systems Project,
Series 1995,
Insured: AMBAC
5.500% 05/15/13	5,210,000	5,427,830

TX Tarrant County Health Facilities Development Corp.
Health Systems Revenue,
Texas Health Resources Systems Project,
Series 1997 A:
Insured: MBIA
5.250% 02/15/17	5,000,000	5,344,000
5.750% 02/15/10	3,805,000	4,119,826

WI State Health and Educational Facilities Authority Revenue,
Aurora Health Care, Inc. Project,
Series 1999 A,
5.600% 02/15/29	7,615,000	7,894,851

WV State Hospital Finance Authority Hospital Revenue,
Charleston Area Medical Center Project,
Series 1995 A,
Insured: MBIA
5.750% 09/01/13	1,000,000	1,024,790

WV West Virginia State Hospital Finance Authority,
Charleston Area Medical Center,
Series 2000,
6.750% 09/01/22	1,265,000	1,415,472

WY Natrona County Hospital Revenue
Wyoming Medical Center Project, Refunding,
Series 1998,
Insured: AMBAC
5.250% 09/15/06	2,535,000	2,577,588
Hospitals Total		131,204,716
HEALTH CARE TOTAL		131,204,716
HOUSING – 4.1%
Assisted Living / Senior – 0.3%
AZ Maricopa County Industrial Development Authority
Health Facilities Revenue,
Series 1999 A,
Insured: GNMA
6.300% 09/20/38	3,715,000	4,062,612
Assisted Living / Senior Total		4,062,612
Multi - Family – 1.4%
CA ABAG Finance Authority for Non-Profit Corporations,
Multi-Family Revenue Refunding:
Series 2000 A, AMT,
6.400% 08/15/30	1,000,000	1,072,070
Series 2000 B,
6.250% 08/15/30	8,000,000	8,593,440

CA Statewide Communities Development Authority
Apartment Development Revenue,
Refunding, Irvine Apartment Communities Project,
Series 1998 A-4, Mandatory Put 5/15/13,
5.250% 05/15/25	1,750,000	1,815,380

IL Chicago Housing Authority Capital Program Revenue,
Series 2001,
5.375% 07/01/13	5,000,000	5,480,200

IL Chicago Housing Authority Capital Program Revenue
Series 2001,
5.250% 07/01/12	5,975,000	6,541,729
Multi - Family Total		23,502,819
Single - Family – 2.4%
AK State Housing Finance Corp. Revenue,
GO of Corporation:
Series 1992 A,
6.000% 12/01/05	3,000,000	3,038,160
Series 1995 A:
Insured: MBIA
5.400% 06/01/08	1,505,000	1,544,792
5.800% 12/01/12	1,965,000	2,015,559

AK State Housing Finance Corporation Revenue,
GO of Corporation,
Series 1997 A,
Insured: MBIA
6.000% 06/01/27	7,755,000	8,194,088

AZ Maricopa County Industrial Development Authority,
Series 2001 B, AMT,
Insured: GNMA
6.100% 09/01/28	5,000	5,017

AZ Tucson and Pima County
Industrial Development Authority Revenue,
Series 2001 A-1, AMT,
Insured: GNMA
6.000% 07/01/21	640,000	642,106

AZ Tuscon and Pima County
Industrial Development Authority Revenue,
Series 2001 A-1, AMT,
Insured: GNMA
6.350% 01/01/34	435,000	453,509

FL Escambia County Housing Finance Authority,
Single-Family Mortgage Revenue,
Series 1999, AMT,
Insured: FSA
4.500% 10/01/09	2,695,000	2,791,346

FL Pinellas County Housing Authority Housing Revenue,
Affordable Housing Project,
Series 2001,
Insured: FSA
4.600% 12/01/10	7,000,000	7,365,260

NC Housing Finance Agency,
Single-Family Program,
Series 1997 RR,
Insured: FHA
5.850% 09/01/28	1,335,000	1,377,627

NM Mortgage Finance Authority,
Single-Family Mortgage Revenue:
Series 1997 C-2, AMT,
Insured: GNMA
5.950% 07/01/17	375,000	388,133
Series 2001 B-2, AMT,
Insured: GNMA
6.200% 09/01/32	2,175,000	2,229,157
Series 2002 B-2, AMT,
Insured: GNMA
6.350% 03/01/33	1,790,000	1,906,798
Series 2002 PG-A-2,
Insured: GNMA
6.450% 03/01/33	1,455,000	1,497,035

NM Mortgage Finance Authority,
Single-Family Mortgage Revenue,
Series 1997 E-2, AMT,
Insured: GNMA
5.600% 07/01/17	840,000	867,359

OH Housing Finance Agency Mortgage Revenue,
Residential Project,
Series 1998 B-2, AMT,
Insured: GNMA
4.800% 09/01/07	945,000	954,762

OR State Housing and Community Services
Department Mortgage Revenue,
Single-Family Mortgage Project,:
Series 1996 A,
5.500% 07/01/08	5,000	5,199
Series 1997 H,
5.150% 07/01/09	90,000	93,627
Series 1998 D,
4.600% 07/01/07	10,000	10,239
Series 2000 H,Insured: FHA
5.550% 07/01/21	170,000	177,696

TN Housing Development Agency Revenue,
Series 1998, AMT,
4.950% 07/01/10	1,190,000	1,251,059

WI Housing and Economic
Development Authority Revenue,
Series 1997 G,
5.350% 03/01/12	2,735,000	2,857,911
Single - Family Total		39,666,439
HOUSING TOTAL		67,231,870
INDUSTRIALS – 1.1%
Chemicals – 0.7%
TX Guadalupe Blanco River Authority Sewer and
Solid Waste Disposal Facility Revenue,
E.I. duPont de Nemours and Company Project,
Series 1999, AMT,
5.500% 05/01/29	10,650,000	11,141,177
Chemicals Total		11,141,177
Forest Products & Paper – 0.4%
TX Gulf Coast Waste Disposal Authority Revenue,
Refunding,
Series 2002 A,
6.100% 08/01/24	5,750,000	6,191,025
Forest Products & Paper Total		6,191,025
INDUSTRIALS TOTAL		17,332,202
OTHER – 16.0%
Pool / Bond Bank – 2.0%
AK Industrial Development and Export Authority
Revenue Refunding,
Series 1998 A, AMT,
Insured: MBIA
5.250% 04/01/12	3,345,000	3,534,795

MA State Water Pollution Abatement Trust
Revenue Refunding,
Series 2004 A,
5.250% 08/01/17	2,920,000	3,363,928

NV State GO,
Series 1998 A,
5.250% 05/15/16	6,570,000	6,949,877

PA Delaware Valley Regional Financing Authority,
Local Government Revenue, Series 2002,
5.500% 07/01/12	15,000,000	16,701,150

VT Municipal Bond Bank,
Series 1996-1,
Insured: AMBAC
5.700% 12/01/10	1,000,000	1,059,560
Pool / Bond Bank Total		31,609,310
Refunded / Escrowed (a) – 13.2%
AL Birmingham Industrial Water Board
Industrial Water Supply Revenue,
Series 1978,
Pre-refunded 07/01/07
6.000% 07/01/07	2,500,000	2,633,500

AL Birmingham Medical Clinic Board Revenue,
Baptist Medical Centers Project,
Series 1979,
Pre-refunded 07/01/05
8.300% 07/01/08	685,000	742,177

AL Special Care Facilities
Financing Authority Hospital Revenue,
Charity Obligation Group Project,
Series 1999 A,
Pre-refunded 05/01/09
4.625% 11/01/10	3,265,000	3,460,835

AZ Health Facilities Authority
Hospital Systems Revenue,
Samaritan Health Systems Project, Refunding,
Series 1993,
Insured: MBIA
Pre-refunded 06/01/05
5.400% 12/01/05	1,500,000	1,517,625

AZ School Facility Board
Certificate of Participation,
Series 2003 A,
Insured: MBIA
Pre-refunded 03/01/13
5.250% 09/01/14	10,000,000	11,275,200

AZ Tucson
GO, Refunding,
Series 1995,
Insured: FGIC
Pre-refunded 07/01/05
5.600% 07/01/07	1,000,000	1,010,090

CO Adams County School District No. 012, GO,
Series 1997,
Insured FGIC
Pre-refunded 12/15/07
5.250% 12/15/09	1,000,000	1,068,000

CO Douglas County School District No. RE-1,
Douglas and Elbert Counties, GO,
Series 2001,
Insured: MBIA
Pre-refunded 12/15/11
5.250% 12/15/13	7,385,000	8,240,035

CO State Boulder Larimer and Weld Counties
Vrain Valley School District GO,
Series 1997,
Insured: FGIC
Pre-refunded 12/15/07
5.000% 12/15/10	2,445,000	2,596,835

DC Hospital Revenue
Medlantic Healthcare Group Project, Refunding,
Series 1997 A:
Insured: MBIA
Pre-refunded 08/15/06
6.000% 08/15/06	1,000,000	1,036,510
Insured:MBIA
Pre-refunded 08/15/07
6.000% 08/15/07	1,350,000	1,438,466

FL Tampa Water and Sewer Revenue,
Series 1987,
Pre-refunded 4/11/05
6.800% 10/01/07	1,275,000	1,332,299

IL Chicago Emergency Telephone Systems GO,
Series 1998,
Insured:FGIC
Pre-refunded 01/01/08
5.550% 01/01/08	1,000,000	1,065,030

IL Chicago GO, Refunding,
Series 1999 A,
Insured: FGIC
Pre-refunded 01/01/08
5.000% 01/01/08	605,000	636,357

IL Chicago GO Project, Series A:
Un-refunded Balance 01/01/15
Insured: FGIC
5.000% 01/01/15	3,855,000	4,149,637
Pre-refunded 01/01/15
Insured: FGIC
5.000% 01/01/15	1,795,000	1,912,393

IL Health Facilities Authority Revenue:
Franciscan Sisters Health Care Hospital,
Series 1994 A,
Insured: MBIA
Pre-refunded 09/01/05
6.500% 09/01/05	635,000	639,235
Galesburg Cottage Hospital Project,
Series 2000,
Insured: RAD
Pre-refunded 05/01/10
6.000% 05/01/15	1,500,000	1,692,675
Highland Park Hospital Project,
Series 1991 B,
Insured: FGIC
Pre-refunded 10/01/07
5.900% 10/01/12	6,320,000	6,866,174

IL State GO:
Series 2000,
Insured: MBIA
Pre-refunded 06/01/10
5.750% 06/01/15	6,850,000	7,681,110
Series 2002,
Insured: FSA
Pre-refunded 12/01/12
5.375% 12/01/13	10,000,000	11,283,100

IN Hamilton North Del School Building Corp. Revenue,
Series 1996,
Insured: AMBAC
Pre-refunded 01/15/07
5.300% 07/15/11	1,140,000	1,206,291

IN Plymouth Multi School Building Revenue Refunding,
Series 1995,
Insured: MBIA
Pre-refunded 07/01/05
5.550% 07/01/09	1,000,000	1,010,080

IN Transportation Financing Authority Highway Revenue,
Series 1998 A:
Insured: MBIA
Pre-refunded 12/01/08
5.250% 12/01/13	1,000,000	1,085,460
5.250% 12/01/14	1,500,000	1,628,190

KS Labette County Single-Family Mortgage Revenue,
Zero Coupon Capital Accumulator Bonds,
Series 1998 A,
Pre-refunded 12/01/14
0.000% 12/01/14 (b)	2,175,000	1,523,588

KS State Development Finance Authority Revenue,
Series 1998 A,
Pre-refunded 06/01/08
4.800% 06/01/13	4,500,000	4,743,675

KY State Turnpike Authority Toll Road Revenue,
Series 1986 A,
Pre-refunded 07/01/06
5.500% 07/01/07	180,000	183,132

MA University Lowell Building Authority Guaranteed,
Series 1995 A,
Insured: AMBAC
Pre-refunded 11/01/05
5.700% 11/01/09	295,000	303,947

MI South Lake Schools GO,
Series 1997,
Insured: FGIC
Pre-refunded 05/01/08
5.250% 05/01/12	1,850,000	1,961,925

MI State Hospital Finance Authority Revenue,
Ascension Health Credit Project,
Series 1999 A,
Insured: MBIA
Pre-refunded 11/15/09
5.750% 11/15/18	5,000,000	5,589,350

MI Ypsilanti School District
Refunding,
Series 1996,
Insured: FGIC
Pre-refunded 05/01/07
5.400% 05/01/09	1,000,000	1,047,770

MN Southern Municipal Power Agency
Power Supply Systems,
Series 1992 B,
Pre-refunded 04/11/05
5.800% 01/01/07	2,150,000	2,154,967

MT State Board Inventory Payroll Tax Revenue,
Workers Compensation Project,
Series 1991,
Insured: MBIA
Pre-refunded 04/11/05
6.750% 06/01/07	4,000,000	4,234,280

NJ State Transportation Trust Fund Authority,
Transportation Systems Revenue,
Series 1997 A,
Pre-refunded 06/15/08
5.000% 06/15/14	10,000,000	10,604,000

NJ State Turnpike Authority Revenue,
Series 1972 G,
Pre-refunded 04/11/05
5.750% 01/01/09	1,765,000	1,871,482

NV Clark County Passenger Facility Charge Revenue:
Las Vegas/MaCarran International Airport,
Series 1995 A,
Insured: MBIA
Pre-refunded 07/01/05
5.750% 07/01/08	1,365,000	1,392,409
NV Henderson,
Series 1997 A,
Insured: MBIA
Pre-refunded 06/01/07
5.100% 06/01/08	1,180,000	1,243,425

NY City Municipal Water Finance Authority,
Water and Sewer System Revenue,
Series 1996 B,
Escrowed to Maturity,
Insured: MBIA
Pre-refunded 06/15/06
5.750% 06/15/26	18,800,000	19,553,692

NY New York:
Un-refunded Balance 08/01/06, Series L,
Insured: MBIA
8.000% 08/01/06	155,000	163,861
Pre-refunded 08/01/06, Series L,
Insured: MBIA
8.000% 08/01/06	1,545,000	1,631,025

PA Central Duaphin School District GO,
Series 1998 AA:
Insured: MBIA,
Pre-refunded 12/01/08
5.000% 12/01/13	205,000	228,089
Insured: MBIA
Pre-refunded 12/01/08
5.000% 12/01/13	1,295,000	1,381,713

PA Saucon Valley School District GO,
Series 1998:
Insured: AMBAC
Pre-refunded 04/15/08
5.150% 10/15/13	835,000	886,035
5.200% 10/15/14	880,000	934,956

PA Scranton School District GO,
Series 1998:
Insured: AMBAC
Pre-refunded 04/01/08
4.750% 04/01/08	780,000	818,938
5.200% 04/01/11	1,895,000	2,012,016

PA State GO:
Series 1995,
Insured: AMBAC
Pre-refunded 11/15/05
5.000% 11/15/09	1,000,000	1,023,980

Series 2001,
Pre-refunded 01/15/11
5.125% 01/15/16	10,000,000	11,084,800

PR Electric Power Authority Power
Revenue Refunding,
Series 1995 Z,
Pre-refunded 07/01/05
5.250% 07/01/07	1,000,000	1,020,080

SC Cherokee County School District No. 001, GO,
Series 1997,
Pre-refunded 03/01/07
5.000% 03/01/16	3,600,000	3,768,156

SD State Health and Educational Facilities Authority Revenue,
Rapid City Regional Hospital Project,
Series 1996,
Pre-refunded 04/11/05
7.750% 09/01/07	1,050,000	1,106,490

TX Galena Park Independent School District GO,
Series 1997,
Insured: PSF
Pre-refunded 08/15/07
5.000% 08/15/21	1,050,000	1,098,405

TX Garland Certificates of Obligation GO,
Series 2000,
Pre-refunded 02/15/09
5.500% 02/15/12	3,120,000	3,389,818

TX Harris County Criminal Justice Center GO,
Series 1996,
Pre-refunded 10/01/06
5.400% 10/01/10	1,055,000	1,090,870

TX Harris County:
GO, Certificates of Obligation,
Series 1992,
Pre-refunded 12/15/10
6.000% 12/15/10	1,000,000	1,144,260
GO:
Series 1996,
Pre-refunded 10/01/06
5.150% 10/01/07	2,730,000	2,814,466
5.375% 10/01/09	1,000,000	1,033,690

TX Houston Water Systems Revenue,
Series 1979,
Pre-refunded 06/01/05
6.400% 12/01/14	5,565,000	6,385,225

TX Midlothian Independent School District GO,
Refunding,
Series 1995,
Insured: PSF
Pre-refunded 02/15/06
5.200% 02/15/13	1,485,000	1,509,057

TX North Central, Health Facilities Development Corp. Revenue,
Presbyterian Healthcare Residential Project, Refunding,
Series 1996 B,
Insured: MBIA
Pre-refunded 06/01/2006
5.500% 06/01/16	5,000,000	5,846,400

TX Pasadena Independent School District GO,
Series 1998,
Insured: PSF
Pre-refunded 02/15/06
5.000% 02/15/11	1,245,000	1,263,638

TX San Antonio Electric and Gas
Revenue Refunding,
Series 2002,
Pre-refunded 08/01/10
5.000% 08/01/10	145,000	157,989

TX San Benito Cons Independent School District:
Pre-refunded 08/01/07,
Insured: PSF-GTD
5.000% 08/01/07	710,000	726,628
Un-refunded Balance 08/01/07,
Insured: PSF-GTD
5.000% 08/01/07	350,000	358,956

TX Travis County, Health Facilities Development Corp. Revenue,
Ascension Health Credit Project,
Series 1999 A,
Insured: AMBAC
Pre-refunded 11/15/2009
5.875% 11/15/24	4,500,000	5,053,275

TX United Independent School District GO,
Series 1995,
Insured: PSF
Pre-refunded 08/15/06
5.500% 08/15/08	500,000	516,015

TX West University Place
Refunding & Permanent Improvement GO:
Pre-refunded 02/01/12
Insured: FSA
5.100% 02/01/12	685,000	720,572
Un-refunded Balance,
Insured: FSA
5.100% 02/01/12	1,215,000	1,282,566

WA Energy Northwest Wind Project Revenue,
Series 2001 B,
Pre-refunded 01/01/07
6.000% 07/01/23	2,500,000	2,686,525

WA King County Baseball Stadium GO,
Series 2002,
Pre-refunded 12/01/13
5.500% 12/01/13	970,000	1,112,900

WA King County GO,
Series 1997 D,
Pre-refunded 12/01/07
5.750% 12/01/11	1,000,000	1,088,210

WA Port Seattle,
Series 1996 B,
Insured: FGIC
Pre-refunded 09/01/08
6.000% 09/01/08	200,000	215,594

WI State GO,
Series 1996 A,
Pre-refunded 05/01/06
5.000% 05/01/16	4,745,000	4,836,341

WV State Hospital Finance Authority Hospital Revenue,
Charleston Area Medical Center Project,
Series 1993 A,
Pre-refunded 09/01/23
6.500% 09/01/23	3,980,000	5,011,298

WV West Virginia State Hospital Finance Authority,
Charleston Area Medical Center,
Series 2000,
Pre-refunded 09/01/10,
6.750% 09/01/22	5,235,000	6,180,912
Refunded / Escrowed Total		215,198,695
Tobacco – 0.8%
CA Golden State Tobacco Securitization Corp.,
Series 2003 A-1,
6.250% 06/01/33	3,500,000	3,826,095

NJ Tobacco Settlement Financing Corp.,
Series 2003,
6.750% 06/01/39	4,000,000	4,490,440

WI Badger Tobacco Asset Securitization Corp.
Asset Backed Revenue,
Series 2002,
6.000% 06/01/17	5,000,000	5,284,700
Tobacco Total		13,601,235
OTHER TOTAL		260,409,240
OTHER REVENUE – 0.3%
Recreation – 0.3%
DC Revenue,
The Smithsonian Institute Project,
Series 1997,
5.000% 02/01/17	2,000,000	2,102,960

IL Educational Facilities Authority Revenue:
Shedd Aquarium Project:
Series 1997,
Insured: AMBAC
5.250% 07/01/10	1,025,000	1,091,102
5.300% 07/01/11	1,145,000	1,219,849
Shedd Aquarium Society Project,
Series 1997,
Insured: AMBAC
5.150% 07/01/09	1,030,000	1,094,426
Recreation Total		5,508,337
OTHER REVENUE TOTAL		5,508,337
RESOURCE RECOVERY – 1.7%
Disposal – 0.7%
IL Development Finance Authority,
Waste Management, Inc.,
Series 1997, AMT,
5.050% 01/01/10	5,525,000	5,782,741

PA Westmoreland County
Industrial Development Authority Revenue,
Valley Landfill Expansion Project,
Series 1993,
5.100% 05/01/18	5,900,000	6,147,564
Disposal Total		11,930,305
Resource Recovery – 1.0%
MA State Industrial Financing Agency Recovery Revenue,
Ogden Haverhill Project,
Series 1998 A,
5.350% 12/01/10	6,800,000	6,992,644

NY Niagara County Individual Development Agency
Solid Waste Disposal Revenue,
Series 2001 B, AMT,
5.550% 11/15/24	8,000,000	8,617,599
Resource Recovery Total		15,610,243
RESOURCE RECOVERY TOTAL		27,540,548

TAX - BACKED – 45.0%
Local Appropriated – 1.9%
IN Pike Township School Building Corp. Revenue,
Refunding, First Mortgage,
Series 1993,
4.800% 08/01/05	580,000	580,963

IN Shelby County Jail Building Corp. Revenue,
Refunding,
Series 1996:
Insured: MBIA
5.300% 07/15/07	1,005,000	1,038,768
Insured: MBIA
5.400% 07/15/08	1,045,000	1,080,666

MI Building Authority Revenue,
Refunding Facilities Program,
Series I,
Insured: AMBAC
5.000% 10/15/29	7,000,000	7,593,319

MI Grand Rapids Building Authority Revenue,
Series 1998:
5.000% 04/01/12	1,205,000	1,324,596
5.000% 04/01/13	1,000,000	1,104,960
5.000% 04/01/14	1,415,000	1,571,499

MI State Trunk Line Fund Refunding Revenue,
Insured: FSA
5.250% 11/01/17	5,050,000	5,819,417

MO St. Louis Municipal Financial Corp.
Lease Hold Revenue,
Convention Center Project,
Series 2003,
Insured: AMBAC
5.250% 07/15/11	9,060,000	10,045,003
Local Appropriated Total		30,159,191
Local General Obligations – 20.6%
AK Anchorage Schools GO,
Refunding,
Series 2004 B,
Insured: AMBAC
5.250% 12/01/15	5,000,000	5,666,250

AK Anchorage
GO, Refunding,
Series 2002,
Insured: MBIA
5.250% 07/01/10	10,600,000	11,627,988

AK Fairbanks North Star Borough
GO, Refunding,
Series 1993 S,
Insured: MBIA
5.500% 03/01/08	1,000,000	1,065,940

AZ Maricopa County Unified High School District No. 210, GO,
Series 2003,
Insured: MBIA
5.000% 07/01/15	6,300,000	7,052,220

AZ Mohave County Elementary School District No. 016,
Mohve Valley GO,
Series 1997,
Insured: MBIA
6.900% 07/01/07	910,000	981,917

AZ Tucson GO,
Refunding,
Series 1998,
5.500% 07/01/18	4,760,000	5,548,304

CA Los Angeles County Unified School District,
Series 1998 B,
Insured: FGIC
5.000% 07/01/18	10,000,000	10,623,100

CA San Francisco GO,
Refunding,
Series 2002,
5.000% 06/15/11	14,750,000	16,265,562

CO Aurora Centretech Metropolitan District GO,
Refunding,
Series 1998 C,
LOC: Banque Nationale De Paris
4.875% 12/01/28	3,635,000	3,778,510

HI Honolulu City and County GO,
Refunding,
Series 1990 A,
7.350% 07/01/07	2,500,000	2,715,250

IL Chicago Board of Education GO,
Insured: FGIC
5.500% 12/01/31	10,000,000	11,186,999

IL Chicago City Colleges Chicago Capital Improvement GO,
Series 1999,
Insured: FGIC
6.000% 01/01/11	5,195,000	5,850,141

IL Chicago Equipment Notes GO,
Series 1998,
Insured: FGIC
5.000% 01/01/08	2,000,000	2,102,660

IL Chicago Park District GO,
Series 1997:
Insured: AMBAC
5.250% 01/01/09	1,135,000	1,196,415
5.250% 01/01/10	1,195,000	1,259,661
5.250% 01/01/11	1,260,000	1,326,616
5.250% 01/01/12	1,325,000	1,395,053

IL Chicago
GO, Refunding,
Series 1999,
Insured: FGIC
5.250% 01/01/18	7,540,000	8,571,698

IL Cook County Capital Improvement GO,
Series 1996,
Insured: FGIC
5.400% 11/15/07	1,000,000	1,044,490

IL Cook County School District No. 135,
GO, Refunding,
Series 1995:
Insured: FGIC
5.450% 12/01/08	2,265,000	2,336,008
5.550% 12/01/09	2,350,000	2,422,897

IL Du Page County School District
GO, Refunding,
Series 1997,
Insured: FGIC
6.750% 02/01/11	1,145,000	1,343,383

IN Westfield Housing Building Corp.
Revenue Refunding,
Series 1998:
Insured: AMBAC
5.100% 01/05/12	1,085,000	1,150,002
5.100% 07/05/12	1,185,000	1,255,993
5.250% 01/05/14	1,745,000	1,856,017

MI Detroit City School District
GO, School Building and Site Improvements,
Series 2002 A,
Insured: FGIC
6.000% 05/01/19	2,000,000	2,455,360

MI Van Dyke Public Schools
GO, Refunding,
Series 1996,
Insured: FGIC
5.100% 05/01/09	1,000,000	1,030,520

NC Cary Water and Public Improvement GO,
Series 2001,
5.000% 03/01/13	4,300,000	4,726,861

NC Cumberland County GO,
Series 1998,
Insured: FGIC
5.000% 03/01/17	2,000,000	2,125,940

NH Manchester School Facilities
Revenue Refunding,
Series 2004:
Insured: MBIA
5.500% 06/01/18	4,215,000	4,955,238
5.500% 06/01/19	4,450,000	5,245,883

NV Clark County School District:
GO, Refunding,
Series 2001 C,
Insured: FGIC
5.375% 06/15/13	8,895,000	10,010,611
GO,
Series 2003,
Insured: MBIA
5.000% 06/15/16	10,760,000	11,816,955

NV Washoe County
Reno/Sparks Convention Project, GO, Refunding,
Series 1995,
Insured: MBIA
5.375% 07/01/08	1,350,000	1,366,457

NY New York GO,
Series 1997,
Insured: MBIA
6.250% 04/15/07	3,500,000	3,712,380

NY New York GO,
Series O,
5.000% 6/1/15	8,000,000	8,782,159

OH Cleveland
Refunding,
Insured: AMBAC
5.500% 10/01/16	7,710,000	9,039,512

PA Central Dauphin School District GO,
Series 1998,
Insured: FGIC
5.000% 06/01/12	1,055,000	1,105,450

PA Ligonier Valley School District GO,
Refunding,
Series 1998,
Insured: FSA
5.000% 03/01/13	1,350,000	1,418,108

PA Saucon Valley School District GO,
Series 1998:
Insured: AMBAC
5.150% 10/15/13	905,000	956,621
Un-refunded Balance,
5.200% 10/15/14	950,000	1,005,452

PA Scranton School District GO,
Series 1998:
Insured: AMBAC
4.750% 04/01/08	235,000	246,858
5.200% 04/01/11	595,000	629,314

PA Tunkhannock Area School District GO,
Series 1998:
Insured: AMBAC
5.100% 07/15/12	1,175,000	1,235,054
5.150% 07/15/14	1,245,000	1,310,263

PA Tyrone Area School District GO,
Series 1998,
Insured: MBIA
5.000% 09/15/13	1,845,000	1,953,671

TN Chattanooga GO,
Insured: FSA
5.000% 09/01/14	4,150,000	4,642,438

TN Knox County
GO, Refunding,
Series 2001,
5.000% 04/01/09	5,000,000	5,365,050

TN Metropolitan Government Nashville and Davidson County GO,
Refunding:
Series 2001 A,
5.250% 10/15/07	5,875,000	6,199,887
Series 2001 B,
5.250% 10/15/07	1,595,000	1,683,204

TN Shelby County
GO, Refunding,
Series 1997 B,
5.500% 08/01/08	6,450,000	6,950,778

TX Aldine Independent School District
GO, Refunding,
Series 1997,
Insured: PSF
0.000% 02/15/07 (b)	2,175,000	2,072,993

TX Austin Independent School District
GO, Refunding,
Series 2004,
Insured: PSF
5.250% 08/01/15	8,150,000	9,275,026

TX Birdville Independent School District
GO, Refunding,
Series 1997 B,
Insured: PSF
5.000% 02/15/07	1,500,000	1,552,860

TX Duncanville Independent School District
GO, Refunding,
Series 1993,
Insured: PSF
5.200% 02/15/09	1,485,000	1,596,642

TX Harris County GO,
Series 2001,
5.000% 10/01/12	10,990,000	11,991,848

TX Houston GO,
Series 2001 A,
Insured: FSA
5.500% 03/01/10	7,320,000	8,064,517

TX Lewisville Independent School District GO,
Series 1997,
Insured:PSF
6.750% 08/15/08	1,000,000	1,111,180

TX Mc Kinney Independent School District
Refunding,
Insured: PSF
5.000% 02/15/14	4,000,000	4,419,680

TX Midlothian Independent School District
GO, Refunding,
Series 1995,
Insured: PSF
5.200% 02/15/13	215,000	218,242

TX Plano Independent School District
GO, Refunding,
Series 2001,
Insured: PSF
5.000% 02/15/09	4,000,000	4,273,440

TX Richardson
GO, Refunding,
Series 1998,
5.250% 02/15/07	2,110,000	2,194,062

TX San Antonio
GO, Refunding,
Series 2001,
5.000% 08/01/10	7,855,000	8,523,225

UT Cache County School District
Utah School Board Guaranty Program, GO, Refunding,
Series 1997,
5.500% 06/15/07	2,145,000	2,256,862

VA Chesterfield County
GO, Refunding and Improvement,
Series 1991,
6.250% 07/15/05	975,000	975,673

WA Clark County School District No. 037 Vancouver
GO, Refunding,
Insured: FGIC
5.500% 06/01/15	10,145,000	11,697,591

WA Clark County School District No. 117 Camas
GO, Refunding,
Series 1998,
Insured: AMBAC
5.000% 12/01/12	1,805,000	1,988,821

WA Jefferson County School District No. 49, GO,
Series 1998,
Insured: FSA
5.000% 12/01/07	1,140,000	1,188,131

WA King and Snohomish Counties School District
GO, Refunding,
Series 1993,
Insured: FGIC
5.600% 12/01/10	6,150,000	6,831,235

WA King County
GO, Refunding:
Series 1998 B,
4.750% 01/01/17	1,000,000	1,041,560
Series 1997 D,
5.550% 12/01/08	3,000,000	3,235,410

WA Snohomish County School District No. 002, Everett GO,
Series 1998 A,
Insured: MBIA
5.500% 12/01/11	8,000,000	9,008,960

WA Spokane County School District No. 354, Mead GO,
Series 1998:
Insured: FGIC
5.000% 12/01/09	1,975,000	2,132,467
5.250% 12/01/11	1,600,000	1,778,832
5.500% 12/01/10	7,800,000	8,696,142

WI Milwaukee County GO,
Series 2001 A:
5.000% 10/01/12	2,500,000	2,724,950
5.000% 10/01/13	2,500,000	2,724,650

WI State GO,
Series B,
5.000% 5/1/2009	11,260,000	12,078,264

WI Winneconne Community School District
GO, Refunding,
Series 1998:
Insured: FSA
4.900% 04/01/10	1,000,000	1,047,500
5.000% 04/01/11	1,050,000	1,104,474
5.000% 04/01/12	1,100,000	1,157,068
Local General Obligations Total		336,555,403
Special Non - Property Tax – 8.0%
AZ Phoenix Civic Improvement Corp. Excise Tax Revenue,
Senior Lien, Municipal Courthouse Project,
Series 1999 A,
5.500% 07/01/12	1,000,000	1,097,740

AZ Yuma County Jail District Revenue,
Series 1996,
Insured: AMBAC
5.300% 07/01/09	1,235,000	1,249,981

CA Los Angeles County Metropolitan
Transportation Authority Sales Tax Revenue,
Property A First Tier Senior,
Series 2003 A,
Insured: FSA
5.000% 07/01/17	6,280,000	6,872,895

CA Los Angeles County Metropolitan
Transportation Authority Sale Tax Revenue,
Property A First Tier Senior,
Series 2003 A,
Insured: FSA
5.000% 07/01/18	7,700,000	8,426,957

CA State Economic Recovery GO,
Series 2004 A:
4.500% 01/01/07	1,000,000	1,026,190
Insured: MBIA
5.000% 07/01/15	5,000,000	5,554,500

CO Denver City and County Excise Tax
Revenue Refunding,
Series 1999 A,
Insured: FSA
5.375% 09/01/11	5,570,000	6,048,853

FL Jacksonville Excise Taxes
Revenue Refunding,
Series 2003 C,
Insured: MBIA
5.250% 10/01/19	1,750,000	1,915,235

IL Metropolitan Pier and Exposition Authority Revenue,
Series 1996 A,
Insured: AMBAC
6.000% 12/15/06	1,580,000	1,653,628

IL Regional Transportation Authority,
Series 1994 C,
Insured: FGIC
7.750% 06/01/11	1,750,000	2,165,047

IL State Sales Tax Revenue,
First Tier
Series 2002,
5.250% 06/15/19	10,000,000	11,442,400

IN Hamilton County Option Income Tax Revenue,
Series 1998,
Insured: FSA
5.250% 07/10/12	1,575,000	1,675,595

MA Bay Transportation Authority Sales Tax
Revenue Refunding,
5.250% 07/01/21	5,500,000	6,356,350

MD State Transportation Department Revenue,
Series 2002,
5.500% 02/01/10	10,925,000	12,089,277

NJ Economic Development Authority Revenue,
Cigarette Tax,
Series 2004,
5.500% 06/15/16	5,500,000	6,157,085

NJ Economic Development Authority Revenue,
School Facilities Construction, Series N-1,
5.250% 9/1/14	8,530,000	9,643,932

NM Bernalillo County Gross Receipts Tax
Revenue Refunding,
Series 1998,
5.250% 04/01/27	3,000,000	3,474,300

NM Santa Fe Gross Reipts Tax Revenue,
Series 1997 A,
Insured: AMBAC
5.000% 06/01/08	2,000,000	2,118,260

NM State Highway Commission Tax Revenue,
Series 2001 A,
5.000% 06/15/06	5,000,000	5,111,950

NM State Highway Community Tax Revenue,
Series 2000 A,
6.000% 06/15/10	6,000,000	6,797,760

NY New York City Tranisitional Fiance Authority Revenue,
Series C,
5.250% 02/01/18	3,500,000	3,884,965

NY New York City Transitional Finance Authority Revenue,
Refunding:
Series 2002 A,
5.500% 11/01/26	10,000,000	11,205,600
Series A-1,
5.000% 11/01/14	10,000,000	11,149,100
Special Non - Property Tax Total		127,117,600
Special Property Tax – 0.5%
CA Santa Clara Redevelopment Agency Tax Allocation
Bayshore North Project,
Series 2002,
Insured: AMBAC
5.500% 06/01/13	4,195,000	4,741,986

NV Las Vegas Redevelopment Agency Tax Increment Revenue,
Sub Lien-Fremont Street Project,
Series 2003 A,
5.000% 06/15/13	3,685,000	3,875,478
Special Property Tax Total		8,617,464
State Appropriated – 6.0%
CA State Public Works Board
Department of Mental Health,
Coalinga State Hospital,
Series 2004 A,
5.500% 06/01/19	2,000,000	2,245,460

KY State Property and Buildings Commission Revenue,
Project No. 84, Refunding,
Insured: MBIA
5.000% 08/01/19	6,155,000	6,933,177

NJ State Transportation Trust Fund Authority Revenue,
Series C,
Insured: FGIC
5.250% 06/15/12	15,000,000	16,699,500
Transportation System:
Series 2004 B,
Insured: MBIA
5.500% 12/15/15	4,000,000	4,624,160

NY State Dormitory Authority Revenue,
City University Project,
Series 1993 B,
5.250% 07/01/06	5,000,000	5,116,300

NY State Dormitory Authority Revenue Refunding,
Insured: FGIC
5.500% 07/01/21	7,685,000	9,077,906

NY State University Educational Facilities Project,
Series 1993 A,
5.250% 05/15/15	5,850,000	6,581,250

NY State Tollway Authority Service Contract Revenue,
Local Highway and Bridge Project,
Series 2002,
5.500% 04/01/13	4,510,000	5,043,713

NY State Urban Development Corp.,
Correctional and Youth Facilities Services Revenue,
Series 2002 A,
5.000% 01/01/17	4,000,000	4,300,040

OH State Building Authority
Audit Correction, Refunding,
Series 2004 C,
Insured: MBIA
5.250% 10/01/15	7,185,000	8,180,266

OH State Department Administrative,
Administrative Knowledge System, Certificate Participation,
Series A,
5.250% 9/1/2014	8,780,000	9,955,993

OR State Department Administrative Services,
Certificates of Participation,
Series 2002 C,
Insured: MBIA
5.250% 11/01/10	10,000,000	11,044,300

PR Public Finance Corp. Revenue,
Commonwealth Appropriation, Refunding,
Series A,
5.750% 08/01/27	2,500,000	2,771,000

UT State Building Ownership Authority Lease
Revenue Refunding,
Series 1998,
Insured: FSA
5.500% 05/15/14	5,000,000	5,722,150
State Appropriated Total		98,295,215
State General Obligations – 8.0%
CA State GO,
Series 2000,
5.000% 12/01/16	3,265,000	3,468,638

FL State Board of Education Capital Outlay
GO, Refunding,
Series 1998 B,
5.250% 06/01/11	3,990,000	4,431,214

FL State Department of Transportation
GO, Refunding,
Series 2002, 5.25 7/1/2013
5.250% 07/01/13	7,290,000	8,174,423

GA State GO,
Series 1997 C,
6.250% 08/01/09	4,400,000	4,951,364

HI State GO,
Series 2001 CV,
Insured: FGIC
5.500% 08/01/09	13,745,000	15,056,823

IL State
GO, Refunding,
Series 2004 B,
5.000% 03/01/14	10,000,000	11,067,900

MA Bay Transportation Authority
Revenue Refunding,
Series 1993 A,
Insured: MBIA
5.500% 03/01/09	3,000,000	3,263,310

MA State GO
Series 2003 D,
Insured: AMBAC
5.500% 10/01/19	3,900,000	4,605,276

MA State
GO, Refunding,
Series 2004 B,
5.250% 08/01/16	10,000,000	11,398,800

MA University Lowell Building Authority Guaranteed,
Series 1995 A,
Insured: AMBAC
Pre-refunded 11/01/05
5.700% 11/01/09	1,705,000	1,756,014

MS State
GO, Refunding,
Series 2000,
5.000% 12/01/08	7,000,000	7,482,860

NJ State
GO, Refunding,
Series 2001 H,
5.250% 07/01/14	5,000,000	5,633,700

OH State Common Schools GO:
Series 2001 A,
5.000% 06/15/12	5,000,000	5,394,800
Series 2002 B,
4.000% 09/15/08	8,150,000	8,428,078

OR State
Elderly and Disabled Housing Project, GO:
Series 1996 B,
5.700% 08/01/16	295,000	304,121
Series 1997 A,
5.050% 08/01/11	90,000	93,664

PR Commonwealth of Puerto Rico
Public Improvement,
Series 2001 A,
Insured: MBIA
5.500% 07/01/16	8,050,000	9,445,467

TX State Water Development GO,
Series 1997 D,
5.000% 08/01/19	10,910,000	11,322,398

UT State
GO, Refunding,
Series 2002 B,
5.375% 07/01/11	10,000,000	11,214,100

WA State GO,
Series 1998 C,
5.500% 07/01/09	3,330,000	3,639,157
State General Obligations Total		131,132,107
TAX - BACKED TOTAL		731,876,980
TRANSPORTATION – 6.1%
Air Transportation – 0.7%
TN Memphis Shelby County Airport Authority,
Special Facilities and Project Revenue,
Federal Express Corp. Project, Refunding,
Series 1997,
5.350% 09/01/12	6,180,000	6,699,243

TN Memphis Shelby County Airport Authority
Special Facilities Revenue,
Federal Express Corp. Project, Refunding,
Series 2001,
5.000% 09/01/09	5,000,000	5,274,450
Air Transportation Total		11,973,693
Airports – 1.4%
AZ Tucson Airport Authority Inc. Revenue,
Series 2001, AMT,
Insured: AMBAC
5.500% 06/01/12	500,000	547,020

CO Denver City and County Airport
Revenue Refunding,
Series 2000 A, AMT,
Insured: AMBAC
6.000% 11/15/15	3,075,000	3,419,892

IL Chicago O’ Hare International Airport
Revenue Refunding,
Series 1993 C,
Insured: MBIA
5.000% 01/01/11	5,640,000	6,121,825

NC Charlotte Airport Revenue,
Series 1999 B, AMT,
Insured: MBIA
6.000% 07/01/24	3,000,000	3,285,120

OK Airport Trust Revenue,
Series 2000 B, AMT,
Insured: FSA
5.375% 07/01/11	4,670,000	5,050,838

TX Houston Airport Systems Revenue,
Sub-Lien,
Series 2002,
Insured: FSA
5.000% 07/01/27	5,000,000	5,246,700
Airports Total		23,671,395
Toll Facilities – 1.1%
CO E-470 Public Highway Authority
Revenue Refunding,
Series 1997 B,
Insured: MBIA
0.000% 09/01/12 (b)	10,000,000	7,625,600

CO Northwest Parkway Public Highway Authority Revenue,
Series 2001 C,
Insured: AMBAC
0.000% 06/15/21 (b)	4,000,000	3,390,000

NY Triborough Bridge & Tunnel Authority,
Series 2002,
Insured: MBIA
5.500% 11/15/18	5,000,000	5,907,700
Toll Facilities Total		16,923,300

Transportation – 2.9%
AR State Federal Highway Grant Anticipation GO,
Series 2001 A,
5.250% 08/01/09	13,725,000	14,914,958

AR State GO,
Series 2000 A,
5.500% 08/01/11	10,000,000	10,896,900

NJ State Transit Corp.,
Federal Transit Administration Grants,
Certifcates of Participation,
Series 2002 A,
Insured: AMBAC
5.500% 09/15/15	6,725,000	7,722,519

OH Scioto County Marine Terminal Revenue,
Norfolk Southern Corp. Project, Refunding,
Series 1998,
5.300% 08/15/13	2,500,000	2,580,250

OH State Highway Revenue,
Major New State Infrastructure,
Series 2002,
5.000% 06/15/10	10,695,000	11,618,620
Transportation Total		47,733,247
TRANSPORTATION TOTAL		100,301,635
UTILITIES – 13.2%
Investor Owned – 2.2%
IN State Development Finance Authority,
Pollution Control Revenue,
Southern Indiana Gas and Electric Project, Refunding,
Series 1998 C,
5.000% 03/01/30	9,100,000	9,189,726

TX Brazos River Authority,
TXU Energy Co. LLC,
Series 2001 C, AMT,
5.750% 05/01/36	5,195,000	5,558,649

TX Redeemable River Authority,
Pollution Control Revenue,
Southwestern Public,
Insured: AMBAC
5.200% 07/01/11	6,000,000	6,132,120

TX Sabine River Authority,
Pollution Control Revenue,
TXU Electric Company Project, Refunding,
Series 2001 B,
5.750% 05/01/30	2,995,000	3,214,563

TX San Antonio Electric and Gas
Revenue Refunding,
5.000% 02/01/18	10,000,000	10,922,600
Investor Owned Total		35,017,658
Joint Power Authority – 1.3%
AZ Salt RiverAgricultural Improvement and
Power District Electric Systems
Revenue Refunding, Salt River Project,
Series 1993 B,
5.200% 01/01/08	1,210,000	1,279,720

CA Sacramento Power Authority
Cogeneration Project Revenue Refunding,
Insured: AMBAC
5.250% 07/01/14	6,680,000	7,537,578

SC Piedmont Municipal Power Agency Electric
Revenue Refunding,
Series 1996 B
Insured: FGIC
6.000% 01/01/07	5,160,000	5,395,141

WA State Public Power Supply Systems Revenue,
Nuclear project No. 2, Refunding,
Series 1990 A:
5.800% 07/01/07	1,150,000	1,216,413
Insured: FSA
7.250% 07/01/06	6,000,000	6,263,880
Joint Power Authority Total		21,692,732
Municipal Electric – 3.0%
AK Anchorage Electric Utility Revenue,
Senior Lien, Municipal Light and Power Project,
Series 1996 C,
Insured: AMBAC
5.300% 12/01/11	2,000,000	2,088,820

AZ State Power Reserves Authority Revenue,
Series 2001,
5.000% 10/01/10	500,000	544,815

CA California State Department of
Water Resources Power Supply Revenue,
Series 2002 A,
6.000% 05/01/13	2,000,000	2,322,720

CA State Department of Water Resources Supply Revenue,
Series 2002 A,
5.500% 05/01/11	10,000,000	11,136,300

IL Springfield Electric Revenue,
Senior Lien,
Series 1991,
6.500% 03/01/07	2,250,000	2,382,975

MN Southern Municipal Power Agency,
Power Supply Systems Revenue Refunding,
Series 2002 A,
Insured: AMBAC
5.000% 01/01/06	5,045,000	5,104,581

TX Sam Rayburn Municipal Power Agency Revenue,
Series 2002,
5.500% 10/01/11	8,355,000	9,201,863

TX San Antonio Electric and Gas
Revenue Refunding,
Series 2002,
5.000% 02/01/10	5,000,000	5,395,300

WA Seattle Municipal Light and Power
Revenue Refunding,
Series 2001,
Insured: FSA
5.250% 03/01/11	10,365,000	11,430,004
Municipal Electric Total		49,607,378
Water & Sewer – 6.7%
AL Jefferson County Sewer Revenue,
Refunding Balance, Capital Improvement, Series D,
5.000% 2/1/38	16,420,000	18,167,252

CA Citrus Heights Water District Revenue,
Series 2000,Insured: FGIC
5.250% 10/01/20	1,800,000	1,946,268

CA Pico Rivera Water Authority Revenue,
Series 1999 A,
Insured: MBIA
5.500% 05/01/29	3,000,000	3,533,580

DC Water and Sewer Authority Public Utility Revenue,
Series 1998,
Insured:FSA
5.500% 10/01/11	2,000,000	2,248,700

GA Atlanta Water and Wastewater Revenue,
Series 1999 A,
Insured: FGIC
5.500% 11/01/18	15,305,000	18,041,840

IL Chicago Water
Revenue Refunding,
Insured: FGIC
5.100% 11/01/08	1,490,000	1,591,350

IL Northwest Municipal Junction Action
Water Agency and Supply Systems Revenue,
Series 1997,
Insured: MBIA
5.125% 05/01/11	6,985,000	7,396,486

KS Wyandotte County Unified Government
Uility System Revenue Refunding,
Series 2004,
Insured: AMBAC
5.650% 09/01/16	7,555,000	8,854,687

KS Wyandotte County Unified Government
Utility System Revenue Refunding,
Series 2004,
Insured: AMBAC
5.650% 09/01/17	8,635,000	10,182,219

MI Detroit Water Supply Systems
Revenue Refunding,
Series 1995 B,
Insured: MBIA
5.300% 07/01/09	1,000,000	1,086,540

MO Kansas City Water Revenue,
Series 1994,
5.900% 12/01/05	1,590,000	1,594,325

NC Winston-Salem Water and Sewer System
Revenue Refunding,
Series 1997,
4.600% 06/01/11	1,200,000	1,247,700

NY New York City Municipal Water Finance Authority,
Water and Sewer System Revenue,
Series 2000 B,
5.125% 06/15/31	7,000,000	7,364,420

TX Colorado River Municipal Water
Revenue Refunding,
Series 2003,
Insured: AMBAC
5.000% 01/01/12	4,030,000	4,405,798

TX Coppell Tex Waterworks and Sewer Systems Revenue,
Series 2001,
Insured: FSA
5.000% 09/01/09	1,455,000	1,517,390

TX Dallas Waterworks and Sewer Systems
Revenue Refunding,
Series 2001,
5.000% 10/01/16	7,300,000	7,885,460

TX Houston Utility System
Revenue Refunding, Combination First Lien
Series 2004 A,
Insured: FGIC
5.250% 05/15/24	5,000,000	5,443,350

WA Kitsap County Sewer Revenue,
Series 1996,
Insured: MBIA
5.600% 07/01/08	1,000,000	1,026,500

WI Milwaukee Metropolitan Sewer District
GO, Refunding,
Series 1997 A,
5.125% 10/01/16	5,790,000	6,054,545
Water & Sewer Total		109,588,410
UTILITIES TOTAL		215,906,178
Total Municipal Bonds
(cost of $1,559,987,785)		1,628,048,106
Investment Company – 0.5%
Nations Tax-Exempt Reserves, Capital Class (c)	8,092,995	8,092,990
Total Investment Company
(cost of $8,092,993)		8,092,990
Total Investments – 100.3%
(cost of $1,568,080,778) (d)		1,636,141,096
Other Assets & Liabilities, Net – (0.3)%		(5,205,002)
Net Assets – 100.0%		1,630,936,094

Notes to Investment Portfolio:
*	Securities valuation

Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which considers such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds’ prospectus.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(d)	Cost for federal income tax purposes is $1,568,080,778.

Unrealized appreciation and depreciation at June 30, 2005 based on cost investments for federal income tax purposes was:

		Net Unrealized
Unrealized	Unrealized	Appreciation
Appeciation	Depreciation	/Depreciation
$68,503,977	$443,659	$68,060,318

Acronym	Name
ABAG	Association of Bay Area Government
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.

INVESTMENT PORTFOLIO
June 30, 2005 (Unaudited)	Nations Municipal Bond Fund

	Par ($)	Value ($)*
Municipal Bonds – 98.5%
EDUCATION – 5.3%
Education – 3.0%
DC Howard University Revenue,
Insured: MBIA
5.750% 10/01/17	3,985,000	4,197,241

IL Educational Facilities Authority, Student Housing Advancement Funding Revenue
University Center Project,
6.625% 05/01/17	4,500,000	5,083,695

IN Ivy Tech State College Revenue
Series 1997 E,
Insured: AMBAC
5.125% 07/01/12	2,000,000	2,118,300

IN St.Joseph County
Educational Facilities Revenue
University of Notre Dame - Du Lac Project,
Series 1996,
5.500% 03/01/26	2,000,000	2,070,240

TX University of Texas, Permanent University Fund Finance Department Revenue
Refunding,
Series 2004 B,
5.000% 07/01/26	2,500,000	2,667,950

TX University System Financing Revenue
Refunding,
Series 2002,
Insured: FSA
5.000% 03/15/17	1,500,000	1,623,165
Education Total		17,760,591
Student Loan – 2.3%
IA Student Loan Liquidity Corp. Student Loan Revenue
Refunding,
Series 1998 J, AMT,
Insured: AMBAC
4.800% 06/01/09	2,750,000	2,881,450

WY Student Loan Corporation Revenue, Refunding, Series 1999 A,
6.250% 06/01/29	10,000,000	10,774,999

Student Loan Total		13,656,449
EDUCATION TOTAL		31,417,040

HEALTH CARE – 15.6%
Health Services – 0.5%
MN Minneapolis & St. Paul
Housing and Redevelopment Authority Health Care Systems,
Health Partners Obligation Group Project,
5.250% 12/01/16	1,250,000	1,345,162
6.000% 12/01/17	1,650,000	1,861,348
Health Services Total		3,206,510

Hospitals – 15.1%
AL Huntsville, Health Care Authority Revenue
Series 2003 A,
5.750% 06/01/31	5,000,000	5,353,400

AZ University Medical Center Corporation
Hospital Revenue Refunding,
Series 2004,
5.250% 07/01/13	1,000,000	1,085,240

CO Health Facilities Authority Revenue
Catholic Health Initiatives,
Series 2002 A,
5.000% 03/01/11	1,350,000	1,456,636

CT Health And Educational Facilities Authority Revenue
Eastern Connecticut Health Network Project, Refunding,
Series 2000 A,
Insured: RAD
6.000% 07/01/25	5,000,000	5,555,200

DC Association of American Medical Colleges Revenue,
Insured: AMBAC
5.375% 02/15/17	4,200,000	4,474,932

FL Coral Gables Florida Health Facilities Authority Hospital Revenue
Baptist Health South Florida
Insured: FSA
5.000% 08/15/34	5,000,002	5,431,840

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
FL Highlands County, Health Facilities Authority Revenue
Hospital Adventist Health Systems, 2003 D,
5.375% 11/15/35	3,450,000	3,651,100

GA Chatham County Hospital Medical Authority Revenue
Memorial Health Medical Center Project,
Series 2001 A,
6.125% 01/01/24	3,000,000	3,295,170

GA Chatham County
Hospital Authority, Hospital Improvement-Memorial Health University,
Series 2004 A,
5.500% 01/01/34	2,500,000	2,662,300

GA Gainesville & Hall County, Hospital Authority Revenue
Anticipation Certificates, Northeast Georgia Health System Income Project,
Series 2001,
5.000% 05/15/11	1,435,000	1,532,164
5.000% 05/15/12	1,610,000	1,709,675
Anticipation Certification, Northeast Georgia Health System Income Project,
Series 2001,
5.000% 05/15/13	1,560,000	1,643,554

IN Health Facility Financing Authority Hospital Revenue
Refunding Clarian Health Partners, Inc.
Series A,
5.500% 02/15/16	2,000,000	2,083,840

MI University of Michigan, Hospital Revenue
Refunding,
Series 2002,
5.250% 12/01/20	6,310,000	6,799,214

MO Health and Educational Facilities Authority Revenue
SSM Health Care Project, Refunding, Series 2002 A,
5.000% 06/01/11	2,000,000	2,161,520
SSM Health Care, Refunding, Series A,
5.250% 06/01/12	2,500,000	2,753,000

SC Greenville Hospital Facilities Revenue,
Series 2001,
Insured: AMBAC
5.500% 05/01/26	5,000,000	5,497,550

SC Greenville
Hospital Facilities Revenue, Refunding,
Series 1996 B,
5.250% 05/01/17	2,000,000	2,064,100

TN Knox County
Health, Educational and Housing Facilities Board Revenue
University Health Systems Inc. Project,
Series 1993,
5.750% 04/01/19	5,500,000	5,796,285

TX Harris County, Health Facilities Development Authority, Hospital Revenue
Memorial Herman Hospital Systems Project,
Series 1998,
Insured: FSA
5.500% 06/01/11	3,335,000	3,712,289

TX Harris County, Health Facilities Development Corporation, Hospital Revenue
St Luke’s Episcopal Hospital Project,
Series 2001 A
5.500% 02/15/11	1,000,000	1,096,890

UT Murray City Hospital Revenue, IHC Health Services Inc. Project, Refunding,
Series 1996,
Insured: MBIA
5.000% 05/15/22	4,000,000	4,096,000

VA Augusta County, Industrial Development Authority Revenue
Augusta Health Care, Inc.,
Series 2003,
5.250% 09/01/20	1,325,000	1,471,956

WI Health and Educational Facilities Authority Revenue
Aurora Health Care Project,
Series 1999 B,
5.625% 02/15/20	5,500,000	5,736,335

WI Health and Educationalal Facilities Authority Revenue
Aurora Health Care Project,
Series 1999 B,
5.500% 02/15/15	3,500,000	3,660,510

WI State Health and Educational Facilities Authority Revenue
Aurora Health Care, Inc. Project,
Series 1999 A,
5.600% 02/15/29	4,000,000	4,147,000
Hospitals Total		88,927,700
HEALTH CARE TOTAL		92,134,210

	Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – 2.8%
Multi - Family – 1.8%
CA ABAG Finance Authority for Non-Profit Corporations,
Multi-Family Revenue, Refunding,
Series 2000 B,
6.250% 08/15/30	2,000,000	2,148,360
Series 2000 A, AMT
6.400% 08/15/30	5,000,000	5,360,349

MD State Economic Development Corp. Student Housing Revenue
Salisbury Collegiate Housing Project
Series 1999 A,
6.000% 06/01/30	3,000,000	3,151,590
Multi - Family Total		10,660,299
Single - Family - 1.0%
MO Housing Development Commission, Mortgage Revenue
Single Family Homeowner Loan Project,
Series 1995 A, AMT
Insured: GNMA
6.100% 09/01/14	25,000	25,087

NM Mortgage Finance Authority, Single-Family Mortgage Revenue
Series 1997 C, AMT
Insured: GNMA
6.050% 07/01/28	600,000	621,144

SC Housing Finance and Development Authority Revenue
Homeownership Mortgage Purchase Project,
Series 1994 A,
6.375% 07/01/16	620,000	626,268

SD Housing Development Authority Revenue
Series 2002 E,
5.550% 05/01/31	4,495,000	4,653,673
Single - Family Total		5,926,172
HOUSING TOTAL		16,586,471

INDUSTRIALS – 6.0%
Chemicals – 0.9%
SC York CountyExempt Facility Industrial development Revenue
Hoechst Celanese Corporation Project,
Series 1994, AMT
5.700% 01/01/24	2,000,000	1,960,820

TX Port of Bay City Authority, Matagorda County Revenue
Hoechst Celanese Corporation Project,
Series 1996, AMT
6.500% 05/01/26	3,000,000	3,071,730
Chemicals Total		5,032,550
Forest Products & Paper – 2.9%
AL Phoenix County, Industrial Deveopment Board, Environmental Import Revenue
Refunding, Mead Coated Board Project,
Series 1998 B,
5.250% 04/01/28	6,750,000	7,259,422

MI Cornell Township, Economic Development Corporation Revenue
Meadwestvaco-Escanaba Project, Refunding,
Series 2002,
5.875% 05/01/18	1,000,000	1,156,590

MS Lowndes County Solid Waste Disposal & Pollution Control
Weyerhaeuser Company Project,
Series 1992 A,
6.800% 04/01/22	2,470,000	3,032,691

SC Georgetown County, Environmental Improvement Revenue
International Paper Company Project, Refunding,
Series 2000 A,
5.950% 03/15/14	4,000,000	4,540,200

SC Richland County, Environmental Improvement Revenue
International Paper, Refunding,
Series 2003,
6.100% 04/01/23	1,000,000	1,084,090
Forest Products & Paper Total		17,072,993

Manufacturing – 1.0%
AL McIntosh, Industrial Development Board, Environmental Improvement Revenue
Series 1998 C,
5.375% 06/01/28	1,000,000	1,031,050

MO Saint Louis Missouri, Industrial Development Authority,
Pollution Control Revenue Anheuser Busch Company Project,
Series 1991,
6.650% 05/01/16	1,400,000	1,748,782

TN Maury County Industrial Development Board
Multi-Model Pollution Control Revenue Refunding,
General Motors Corporation - Saturn Corporation Project,
Series 1997,
6.500% 09/01/24	3,000,000	3,010,680

Manufacturing Total		5,790,512
Oil, Gas & Consumable Fuels – 1.2%
TN Maury County, Industrial Development Board, Solid Waste Disposal Revenue
Occidental Petroleum Corporation,
Series 2001 A,
6.250% 08/01/18	4,000,000	4,461,199

	Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Oil, Gas & Consumable Fuels – (continued)

TX Texas City Industrial Development Corp.
Arco Pipe Line Co. Project,
Series 1990,
7.375% 10/01/20	2,000,000	2,659,820
Total Oil, Gas & Consumable Fuels		7,121,019
INDUSTRIALS TOTAL		35,017,074

OTHER – 12.1%
Pool/Bond Bank – 0.5%
MI Municipal Bond Authority Revenue
Series 2001,
5.250% 10/01/19	1,000,000	1,099,820

VT Municipal Bond Bank Revenue
Series 1996,
Insured: AMBAC
5.750% 12/01/15	1,985,000	2,101,916
Pool/Bond Bank Total		3,201,736

Refunded/Escrowed (a) – 9.8%
AZ Tucson And Pima County, Industrial Development Authority,
Single Family Mortgage Revenue,
Series 1983 A, Pre-refunded 12/01/2014,
(b)12/1/2014	5,000,000	3,492,800

DC Hospital Revenue
Medlantic Hlthcare Group, Refunding,
Series A, Pre-refunded 08/15/2007
Insured: MBIA
5.375% 08/15/15	9,000,000	9,599,670

GA Atlanta Airport Facilities Revenue
Refunding,
Series 2000 A,
Insured: FGIC
Pre-refunded 01/01/10
5.600% 01/01/30	5,000,000	5,583,000

GA De Kalb County
School District, GO,
Series 1993 A, Pre-refunded Escrowed to Maturity,
6.250% 07/01/09	1,000,000	1,122,930

IL Chicago
Metropolitan Water Reclamation District, GO,
Series 1993, Pre-refunded Escrowed to Maturity,
5.500% 12/01/12	3,000,000	3,373,710

IL Glendale Heights Hospital Revenue
Glendale Heights Project, Refunding,
Series 1985 B, Pre-refunded Escrowed to Maturity,
7.100% 12/01/15	1,515,000	1,818,242

IL Metropolitan Pier and Exposition Authority
Dedicated State Tax Revenue Unrefunded Balance,
Series 1993, Pre-refunded 06/15/13
Insured: FGIC
(b) 06/15/2013	8,750,000	6,506,237

IN Hamilton/Southeastern Indiana, North Delaware School Building Corporation,
First Mortgage Revenue ,
Series 1996, Pre-refunded 01/15/27,:
Insured: AMBAC
5.000% 07/15/07	1,000,000	1,053,650
5.100% 07/15/09	1,000,000	1,055,150

IN Health Facility Financing Authority Hospital Revenue
Charity Obligation Group,
Series 1997 D, Pre-refunded 11/01/07
5.000% 11/01/26	3,395,000	3,542,852

NE Omaha, Public Power District, Electric Revenue
Series 1992 B, Pre-refunded Escrowed to Maturity,
6.200% 02/01/17	1,600,000	1,915,472

NJ State, Highway Authority, Garden State Parkway General Revenue
Series 1971,
6.500% 01/01/11	665,000	726,592

NY New York City, Municipal Water Finance Authority
Water and Sewer Systems Revenue
Series 1997 B, Pre-refunded 06/15/2007,
5.750% 06/15/29	1,250,000	1,334,888

TX Beaumont
Independent School District GO,
Series 1996, Pre-refunded 02/15/06,
Insured: PSFG
5.000% 02/15/17	2,470,000	2,507,124

TX North Central, Health Facilities Development Corporation, Hospital Revenue
Presbyterian Healthcare Project,
Series 1991A, Pre-refunded Escrowed to Maturity.
6.625% 06/01/11	2,000,000	2,255,460

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHERS – (continued)
Refunded/Escrowed – (continued)
UT County Hospital Revenue
Series 1997, Pre-refunded 08/15/07,
Insured: MBIA
5.250% 08/15/26	2,500,000	2,578,175

UT Provo, Electric Revenue, Series 1980, Pre-refunded 04/01/05,	1,580,000	2,117,721
10.125% 04/01/15

WA Public Power Supply Systems Revenue
Nuclear Project Number 1, Refunding,
Series 1990 B, Pre-refunded 07/01/04,
7.250% 07/01/09	1,120,000	1,230,802

WA Seattle
GO,
Series 1997, Pre-refunded 01/15/06,
5.300% 08/01/17	1,795,000	1,888,753

WV Jefferson County
Board of Education, Pre-refunded Escrowed to Maturity,:
Insured: FGIC
6.850% 07/01/07	1,450,000	1,565,957
6.850% 07/01/08	1,560,000	1,737,887

WV West Virginia University, State University Systems Revenue
Marshal University Library Project,
Series 1996, Pre-refunded 04/01/06
Insured: AMBAC
5.750% 04/01/16	1,000,000	1,033,320
Refunded / Escrowed Total		58,040,392
Tobacco – 1.8%
SC Tobacco Settlement Financing Corp.
Series 2001 B,
6.375% 05/15/28	4,500,000	4,794,165

VA Tobacco Settlement Financing Corp.
5.500% 06/01/26	3,000,000	3,077,099

WI Badger TOB Asset Securitization Corporation, Asset BAcked Revenue
Series 2002,
5.750% 06/01/12	2,450,000	2,711,513
Tobacco Total		10,582,777
OTHER TOTAL		71,824,905

RESOURCE RECOVERY – 0.4%
Disposal – 0.4%
NC Haywood County
Industrial Facilities and Pollution Control Financing Authority,
Solid Waste Disposal Revenue,
Champion International Corporation Project,
Series 1999, AMT,
6.400% 11/01/24	2,425,000	2,620,503
Disposal Total		2,620,503
RESOURCE RECOVERY TOTAL		2,620,503

TAX - BACKED – 33.9%
Local General Obligations – 14.3%
AK North Slope Borough
Capital Appreciation GO,
Series 2000 B,
Insured: MBIA
(b) 06/30/2011	15,000,000	12,087,900

AL Birmingham
GO, Refunding, Seires 2003,
Insured: AMBAC
5.250% 06/01/17	2,130,000	2,380,403

AL Jefferson County School Revenue
Series 2004 A,
5.250% 01/01/19	2,790,000	3,028,796

CA Clovis
Unified School District, GO, Capital Appreciation-Election 2004,
Series 2004 A,:
Insured: FGIC
(b) 08/1/2020	7,000,000	3,619,630
Unified School District GO,
Series 2004 A,:
Insured: FGIC
(b) 08/1/2019	8,350,000	4,541,815

HI Honolulu City and County
GO, Refunding,
Series 1993 B,
8.000% 10/01/10	1,180,000	1,446,963

IL Cook County
GO, Series 1997 A,:
Insured: MBIA
5.625% 11/15/22	5,000,000	5,326,100
GO, Series 2004,:
Insured: AMBAC
5.250% 11/15/21	2,000,000	2,213,540
High School District No. 209, Provisional Township,
GO, Series 2004,
Insured: FSA
(b) 12/1/2015	1,750,000	1,717,993

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
IL Du Page County
GO, Series 1993,
5.600% 01/01/21	2,565,000	2,995,484
School District No. 41, Glen Ellyn, GO, Series 2004,:
Insured: FSA
5.000% 02/01/17	1,750,000	1,952,247

IL Kane & De Kalb Counties
Community Unit School District Number 302, GO,
Insured: FGIC
(b) ‘02/1/21	3,165,000	1,586,615

IL McHenry County
Community Unit School District Number 200, GO,
Series 1996 A,
Insured: FSA
5.750% 01/01/13	1,535,000	1,636,049

IN Marion County
Public Library GO,
Series 2002 A,
4.700% 07/01/19	2,260,000	2,345,044

MN Elk River
Independent School District No. 728, GO,
Series 2004 A,
Insured: FGIC
5.000% 02/01/19	1,950,000	2,131,447

MO Independence
School District, GO,
Series 1991,
6.250% 03/01/11	1,000,000	1,106,710

MO Jefferson City
School District, GO,
Series 1991 A,
6.700% 03/01/11	1,450,000	1,649,346

NC New Hanover County
GO,
Series 2001,
5.000% 06/01/20	2,500,000	2,714,325

SC Darlington County
School District,
Insured: FSA
5.000% 03/01/24	2,100,000	2,266,908

TX Brazosport
Independent School District,
Series 2003 C,
Insured: PSFG
5.000% 02/15/16	1,150,000	1,250,085

TX Dallas County
GO,
Series 1996,
5.250% 08/15/16	1,750,000	1,824,427

TX Grande Prairie
Independent School District GO, Refunding,
Series 2002,
Insured: PSFG
5.000% 02/15/22	2,220,000	2,363,945

TX Harris County
GO, Refunding,
Series 2002,
Insured: MBIA
(b) 08/15/2019	8,000,000	4,350,160

TX Leander
Independent School District GO, Refunding,
Series 2002,
Insured: PSFG
5.375% 08/15/17	1,900,000	2,111,470

TX McKinney
Independent School District GO,
Series 2001,
Insured: PSFG
5.125% 02/15/17	4,155,000	4,531,360

TX Williamson County
GO, Refunding,
Series 2004,
Insured: MBIA
5.000% 02/15/16	3,490,000	3,811,499

WA King County
Sewer, GO, Refunding,
Series 1996 C,
5.250% 01/01/17	3,000,000	3,148,410

WA Port Seattle, Revenue
Series 1999 B,
6.000% 12/01/11	2,405,000	2,680,300

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
WA Skagit County
School District Number 320, GO, Refunding,
Series 1996,
Insured: FGIC
5.500% 12/01/12	1,525,000	1,581,928
Local General Obligations Total		84,400,899
Special Non - Property Tax – 8.4%
CA San Francisco, Bay Area Rapid Transit District
Sales Tax Revenue Refunding,
Series 1990,
Insured: AMBAC
6.750% 07/01/11	2,500,000	2,991,775

CO Douglas County Sales & Use Tax Revenue
Series 1996,
Insured: MBIA
5.500% 10/15/11	2,500,000	2,585,200

FL Leon County, Capital Improvement Revenue
Insured: AMBAC
5.000% 10/01/14	4,440,000	4,969,736
5.000% 10/01/15	5,000,000	5,613,700

FL Orange County, Tourist Development Tax Revenue
Refunding, Series 1998 A,:
Insured: AMBAC
4.750% 10/01/24	2,000,000	2,053,400
Series 2000,:
Insured: AMBAC
5.250% 10/01/17	5,000,000	5,447,900

FL Tallahassee Blue Print 2000 Intern Government Revenue
Series 2003,
Insured: FSA
5.000% 10/01/13	1,000,000	1,099,670

IL Metropolitan Pier and Exposition Authority,
Dedictaed State Tax Revenue Unrefunded Balance,
Series 1993 A,
Insured: FGIC
(b) 06/15/13	11,640,000	8,607,897

IL Metropolitan Pier And Exposition Authority, IL Dedicated Tax Revenue
Mccormick Place Expansion Project, Refunding,
Series 2002 B,
Insured: MBIA
5.000% 06/15/21	3,000,000	3,229,830

MI Comprensive Transportation Revenue, Refunding,
Series 1996 A,
Insured: MBIA
5.250% 08/01/13	3,000,000	3,108,330

NY New York City Transitional Finance Authority Revenue
Refunding,
Series 2002 A,
5.500% 11/01/26	5,000,000	5,602,800

NY Sales Tax Asset Receivable Corporation Refunding,
Series 2004 A,
Insured: AMBAC
5.000% 10/15/32	3,950,000	4,247,435
Special Non - Property Tax Total		49,557,673
State Appropriated – 1.3%
MI Environmental Protection Program
GO,
Series 1992,
6.250% 11/01/12	5,435,000	6,296,284

VA Port Authority, Port Facility Revenue
Series 2003,
Insured: MBIA
5.250% 07/01/16	1,505,000	1,655,651
State Appropriated Total		7,951,935

State General Obligations – 9.9%
FL Board of Education, Capital Outlay
GO, Unrefunded Balance,
Series 1985,
9.125% 06/01/14	1,735,000	2,297,435

FL Transportation Department GO,
Series 2002,
5.000% 07/01/23	4,425,000	4,781,478

GA GO
Series 1992 B,
6.250% 03/01/11	3,000,000	3,477,570
Refunding, Series C,
5.500% 07/01/16	2,000,000	2,309,120

IL GO
Series 2004 A,
5.000% 03/01/34	3,000,000	3,166,020

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
State General Obligations – (continued)
MA House Room 227, GO
Series 2004 A,
5.250% 08/01/20	3,650,000	4,198,777

NV GO
Series 1995 A,
5.500% 11/01/17	2,625,000	2,676,844

PR Public Buildings Authority Revenue
Guaranteed, Government Facilities,
Series 2002 F,
5.250% 07/01/20	2,000,000	2,258,240

SC State School Facilities
GO,
Series 2001A,
3.500% 01/01/16	1,000,000	993,910

TX GO,
Series 1996,
5.500% 08/01/15	1,000,000	1,027,890

WA GO,
Series 1990 A,
6.750% 02/01/15	12,700,000	15,406,878
GO, Series 2000 A,
5.625% 07/01/21	10,000,000	10,981,900
GO, Unrefunded Balance,
Series 1992-93 A,
5.750% 10/01/12	2,955,000	3,318,672

WI
GO, Refunding,
Series 1993-1,
5.800% 11/01/08	1,000,000	1,090,970
State General Obligations Total		57,985,704
TAX - BACKED TOTAL		199,896,211

TRANSPORTATION – 8.2%
Air Transportation – 1.2%

IN Indianapolis Airport Authority
Fed Ex Corp.,
Series 2004, AMT,
5.100% 01/15/17	1,000,000	1,058,530

OH Dayton, Special Facilities Revenue
Air Freight Corp. Project,
Series 1988 D, AMT,
6.200% 10/01/09	5,250,000	5,828,025
Air Transportation Total		6,886,555
Airports – 5.6%
AK Alaska State, International Airprt Revenue
Series 2002 B,
Insured: AMBAC
5.500% 10/01/11	1,250,000	1,398,912

FL Miami Dade County, Aviation Revenue
Miami International Airport,
Insured: FGIC
5.750% 10/01/20	2,095,000	2,337,664

IL Chicago Illinois, O Hare International Airport Revenue
Second Lien, Refunding,
Series 1993 C,
Insured: MBIA
5.000% 01/01/18	3,000,000	3,033,180

IL Chicago O’Hare International Airport Revenue
Second Lien, Refunding,
Series 1999, AMT
Insured: AMBAC
5.500% 01/01/10	7,000,000	7,590,660

IL Chicago, O Hare International Airport Revenue
Senior Lien, Refunding,
Series 1993 A,
5.000% 01/01/16	2,640,000	2,649,874

NV Clark County, Passenger Facility Revenue, Refunding
Series 2002,
Insured: MBIA
5.250% 07/01/11	1,960,000	2,135,400

OK Tulsa Oklahoma Airports Improvement Trust General Revenue
Tulsa International Airport,
AMT,
Series 2004A,
Insured: FGIC
5.000% 06/01/10	1,220,000	1,305,254

TX Dallas-Fort Worth, International Airport Revenue
Series 2003 A,
Insured: AMBAC
5.500% 11/01/15	3,210,000	3,546,600

	Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Airports – (continued)
TX Houston, Airport System Revenue
Series 1998 B, AMT
Insured: FGIC
5.000% 07/01/16	5,000,000	5,172,050

WA Port Seattle, Revenue
Series 1999 B,
Insured: FGIC
5.500% 09/01/13	3,885,000	4,280,493
Airports Total		33,450,087
Toll Facilities – 0.8%
TX Turnpike Authority Central Texas Turnpike Systems Revenue
Capital Appreciation – First Tier,
Series 2002 A
Insured: AMBAC
(b) 8/15/2016	7,000,000	4,422,810
Toll Facilities Total		4,422,810

GA Metropolitan Atlanta Rapid Transit Authority,
Series 1992 P,
Insured: AMBAC
6.250% 07/01/20	2,000,000	2,445,700

SC Transportation Infrastructure Bank Revenue
Refunding,
Series 2004 B
Insured: AMBAC
5.250% 10/01/15	1,000,000	1,142,210
Transportation Total		3,587,910
TRANSPORTATION TOTAL		48,347,362

UTILITIES – 14.2%
Investor Owned – 1.1%
GA Monroe County Development Authority
Pollution Control Revenue Oglethorpe Power Corporation Project,
Series 1992 A,
6.800% 01/01/11	2,000,000	2,324,500

TX Brazos River Authority,
Pollution Control Revenue Texus Energy Company LLC Project, Refunding,
Series 2003 A,
6.750% 04/01/38	1,900,000	2,175,671

UT Emery County,
Pollution Control Revenue, Pacificorp Project, Refunding,
Series 1993 A,
Insured: AMBAC
5.650% 11/01/23	2,000,000	2,017,920
Investor Owned Total		6,518,091
Joint Power Authority – 3.5%
GA Municipal Electric Authority Power Revenue
Refunding,
Series 2002 A
Insured: FSA
5.000% 01/01/18	3,750,000	4,061,737

MO Environmental Improvement and Energy Resource Authority,
Pollution Control Revenue,
Associated Electrical Cooperation Thomas Hill Project, Series 1996
5.500% 12/01/10	3,425,000	3,585,804
5.500% 12/01/11	2,000,000	2,093,040

SC Piedmont Municipal Power Agency Electric Revenue
Refunding, Capital Appreciation,
Series 2004 A,
Insured: FGIC
(b) 01/1/24	5,000,000	2,147,550

SC Public Service Authority Revenue
Refunding,
Series 2002 D,
Insured: FSA
5.000% 01/01/18	3,095,000	3,350,183

WA Public Power Supply Systems Revenue
Nuclear Project Number 2, Refunding,
Series 1990 A, Pre-refunded 07/01/2004
Insured: MBIA
5.750% 07/01/11	5,000,000	5,243,650
Joint Power Authority Total		20,481,964

Municipal Electric – 3.5%
AK Anchorage,
Series 1993,
Insured: MBIA
8.000% 12/01/09	1,000,000	1,196,909

CA Department of Water Resources
Power Supply Revenue,
Series 2002 A,:
5.125% 05/01/18	2,500,000	2,699,725
Insured: AMBAC
5.375% 05/01/18	1,000,000	1,111,290

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
FL Reedy Creek, Improvement District Utilities Revenue
Refunding,
Series 2004,
Insured: MBIA
5.250% 10/01/14	2,000,000	2,277,880

PR Electric Power Authority Revenue
Series 2002,
Insured: MBIA
5.000% 07/01/20	1,700,000	1,927,477

TX Sam Rayburn Texas Municipal Power Agency Revenue
Refunding,
Series 2002,
6.000% 10/01/16	5,000,000	5,511,350

TX San Marcos, Electric Utility System Revenue
Refunding,
Series 2002,
Insured: FSA
5.250% 11/01/16	1,000,000	1,103,470

WA Chelan County, Public Utilities District Division III Revenue
Series 1997A, AMT
5.600% 07/01/32	2,310,000	2,406,072

WA Tacoma Electric Systems Revenue
Refunding,
Series 1997
Insured: AMBAC
5.250% 01/01/15	2,000,000	2,103,900
Municipal Electric Total		20,338,073
Water & Sewer – 6.1%
AL Jefferson County, Sewer Revenue
Refunding,
Series 1997 A,
Insured: FGIC
5.625% 02/01/22	570,000	596,978

AL Jefferson County, Sewer Revenue
Series 1997 A,
Insured: FGIC
5.625% 02/01/18	1,020,000	1,070,827

IL Chicago Water Revenue, Senior Lien,
Series 2000,
Insured: AMBAC
5.750% 11/01/10	4,800,000	5,403,360

MA Water Resources Authority, General Revenue,
Series 1993 C
Insured: AMBAC
5.250% 12/01/15	3,000,000	3,390,810

NY New York City Municipal Water Finance Authority
Water and Sewer Systems Revenue
Refunding,
Series 2001 D,
5.250% 06/15/25	3,520,000	3,777,030

SC Western Carolina,
Regional Sewer Authority,:
Insured: FSA
5.250% 03/01/18	7,810,000	8,965,411
5.250% 03/01/21	4,400,000	5,063,300

TN Metropolitan Government, Nashville and Davidson County,
Water and Sewer Systems Revenue,
Refunding,
Series 1993,
Insured: FGIC
5.200% 01/01/13	2,500,000	2,799,300

TX Bexar Metroplitan Water District, Waterworks Revenue,
Unrefunded Balance,
Series 1995,
Insured: MBIA
6.000% 05/01/15	2,070,000	2,116,741

VA Fairfax County Virginia Water and Sewer Authority, Water Revenue,
Unrefunded Balance,
Series 1992,
6.000% 04/01/22	2,830,000	3,029,515
Water & Sewer Total		36,213,272
UTILITIES Total		83,551,400

Total Municipal Bonds
(cost of $534,146,887)		581,395,176

	Shares	Value ($)
Investment Management Company – 0.4%
Nations Tax- Exempt Reserves, Capital Class (c)	2,224,995	2,224,990
(cost of $2,224,993)

Total Investments – 98.9%
(cost of $536,371,880) (d)		583,620,166

Other Assets & Liabilities, Net – 1.1%		6,563,525
Net Assets - 100%		590,183,691

Notes to Investment Portfolio:

*                 Securities valuation

Securities are generally valued by an independent pricing service.  These valuations may be based upon a matrix pricing system and/or appraisals which considers such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.  Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds’ prospectus.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date.  At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.  . Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold.  Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

(a)          The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)         Zero coupon bond.

(c)          Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(d)         Cost for federal income tax purposes is $536,371,880

Unrealized appreciation and depreciation at June 30, 2005 based on cost investments for federal income tax purposes was:

Unrealized Apprecition	Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation

$47,248,638	$352	$47,248,286

Acronym	Name
ABAG	Association of Bay Area Government
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guaranteed
RAD	Radian Asset Assurance, Inc
TOB	Tender Option Bond

INVESTMENT PORTFOLIO
June 30, 2005 (Unaudited)	Nations Florida Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.8%
EDUCATION – 2.3%
Education – 2.3%
	FL University Athletic Association, Inc., Athletic Program Revenue,
	Series 2001,
	2.200% 10/01/31	3,000,000	2,996,159

	FL Volusia County Educational Facilities Authority Revenue,
	Embry Riddle Aeronautical University Project,
	Series 1996 A,
	6.125% 10/15/26	1,000,000	1,049,650
	Education Total		4,045,809
	EDUCATION TOTAL		4,045,809
HEALTH CARE – 17.4%
Hospitals – 17.2%
	FL Bay Medical Center Hospital Revenue
	Bay Medical Center Project, Refunding,
	Series 1996,
	Insured: AMBAC
	5.450% 10/01/12	2,000,000	2,100,020

	FL Escambia County Health Facilities Authority Revenue
	Ascension Health Credit Project,
	Series 2003 A,
	5.250% 11/15/11	2,125,000	2,340,602

	FL Marion County Hospital District Revenue
	Refunding,
	Series 1999,
	5.250% 10/01/11	2,025,000	2,172,784

	FL Orange County Health Facilities Authority
	Unrefunded Balance,
	Series 1999 A,
	Insured: MBIA
	6.250% 10/01/16	555,000	673,720

	FL Sarasota County Public Hospital Board Revenue
	Sarasota Memorial Hospital Project, Refunding,
	Series 1998 B
	Insured: MBIA
	5.250% 07/01/11	1,750,000	1,927,450

	FL Sarasota County Public Hospitla Board Revenue
	Sarasota Memorial Hospital Project, Refunding,
	Series 1997 B,
	Insured: MBIA
	5.000% 10/01/07	1,650,000	1,724,960

	FL South Broward Hospital District Revenue
	Series 2002,
	5.600% 05/01/27	3,000,000	3,267,480

	Series 2002,
	5.500% 05/01/22	1,000,000	1,085,880

	Series 2003 A,:
	Insured: MBIA
	5.250% 05/01/12	3,955,000	4,387,598

	FL St. Petersburg Health Facilities Authority Revenue
	All Children’s Hospital Project,:
	Series 2002,
	Insured: AMBAC
	5.500% 11/15/16	1,980,000	2,197,325

	All Children’s Hospital,:
	Series 2002,
	Insured: AMBAC
	5.500% 11/15/15	1,995,000	2,218,719

	FL Tampa Health Systems Revenue
	Catholic Health Project,
	Series 1998 A-1,
	Insured: MBIA
	4.875% 11/15/15	2,000,000	2,108,200

	VA Arlington County Industrial Development Authority Revenue
	Virginia Hospital Arlington Health Systems Project,
	Series 2001,
	5.500% 07/01/14	4,180,000	4,584,499
	Hospitals Total		30,789,237

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
Intermediate Care Facilities – 0.2%
FL Orange County Health Facilities Authority Revenue
Lakeside Alternatives, Inc. Project, Refunding,
Series 1995,
6.250% 07/01/05	375,000	375,018
Intermediate Care Facilities		375,018
HEALTH CARE TOTAL		31,164,255
HOUSING – 4.8%
Multi - Family – 3.9%
FL Capital Trust Agency Multifamily Housing Revenue
Shadow Run Project,
Series A,
5.150% 11/01/30	3,300,000	3,507,108

FL Collier County Housing Finance Authority Multifamily Revenue
Goodlette Arms Project,
Series 2002 A-1,
4.900% 02/15/32	2,250,000	2,317,072

FL Housing Finance Agency Revenue,
Refunding, The Vineyards Project,:
Series 1995 H,
5.875% 11/01/05	195,000	195,546

The Vineyards Project, Refunding,:
Series 1995 H,
6.400% 11/01/15	1,000,000	1,029,040
Multi - Family Total		7,048,766
Single - Family – 0.9%
FL Housing Finance Corp. Revenue
Homeowner Mortgage Project
Series 1998-1,
Insured: MBIA
4.950% 07/01/11	1,515,000	1,575,584
Single - Family Total		1,575,584
HOUSING TOTAL		8,624,350
INDUSTRIALS – 0.6%
Forest Products & Paper – 0.6%
FL Bay County, Pollution Control Revenue
International Paper Company, Refunding,
Series 1998A,
5.100% 09/01/12	1,000,000	1,075,019
Forest Products & Paper Total		1,075,019
INDUSTRIALS TOTAL		1,075,019
OTHER – 10.1%
Pool/Bond Bank – 0.7%
FL State Municipal Loan Council Revenue
Series 2003 B,
Insured: MBIA
5.250% 12/01/13	1,125,000	1,267,031
Pool / Bond Bank Total		1,267,031
Refunded/Escrowed(a) – 9.4%
FL Boca Raton
GO,
Series 2000,
Pre-refunded 07/01/09
5.000% 07/01/13	1,470,000	1,596,067

FL Gainesville Utilities System Revenue
Escrowed to Maturity,
Series 1996 A,
Pre-refunded 10/01/07
5.750% 10/01/07	315,000	335,563

FL Lakeland Electricity and Water Revenue
Refunding,
Series 1990,
Insured: AMBAC
Pre-refunded 10/01/09
10/1/2009	1,000,000	876,640

FL Orange County Health Facilities Authority Revenue
Orlando Regional Healthcare Project,:
Series 1996 A,
Insured: MBIA
Pre-refunded 10/01/08
6.250% 10/01/08	4,640,000	5,121,957

	Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Refunded/Escrowed - (continued)
FL Orange County Health Facilities Authority Revenue
Orlando Regional Healthcare System,:
Series 1996 A, Escrowed to Maturity,
Insured: MBIA
Pre-refunded 10/01/16
6.250% 10/01/16	1,445,000	1,793,606

FL Pembroke Pines Consolidated Utilities Systems Revenue
Refunding,
Series 1992,
Insured: FGIC
Pre-refunded 09/01/07
6.250% 09/01/07	2,070,000	2,148,867

FL Port St. Lucie Florida Utility Revenue
Series 2003, Pre-refunded 09/01/13
Insured: MBIA
5.000% 09/01/16	510,002	566,478

FL Tampa Tax Allocation
Cigarette-H. Lee Moffitt Cancer Project,
Series 1999,
Insured: AMBAC
Pre-refunded 03/01/07
5.000% 03/01/07	3,000,000	3,111,450

IL Champaign Community Unit School District
Number 116 Urbana, GO,
Series 1999 C,
Insured: FGIC
Pre-refunded 01/01/09
(b) 01/01/10	1,620,000	1,399,242
Refunded / Escrowed Total		16,949,870
OTHER TOTAL		17,650,423
OTHER REVENUE – 0.9%
Recreation – 0.9%
FL State Board of Education Lottery Revenue,
Series 2002 A,
Insured: FGIC
5.375% 07/01/17	1,450,000	1,623,173
Recreation Total		1,623,173
OTHER REVENUE TOTAL		1,623,173
RESOURCE RECOVERY – 0.9%
Disposal – 0.9%

FL Okeechobee County Solid Waste Revenue
Various Disposal - Waste Management/Landfill,
Series 2004A,AMT,
4.200% 07/01/39	1,750,000	1,770,579
Disposal Total		1,770,579
RESOURCE RECOVERY TOTAL		1,770,579
TAX - BACKED – 39.0%
Local Appropriated – 2.5%
FL Miami Dade County,
Special Obligation Bonds
Series 2002 A-1,
Insured: AMBAC
5.000% 04/01/11	1,000,000	1,095,220

FL Palm Beach County School Board
Certificates of Participation,
Series 2002 A,
Insured: FSA
5.375% 08/01/14	3,000,000	3,380,490
Local Appropriated Total		4,475,710
Local General Obligations – 1.3%
FL Palm Beach County
GO, Refunding,
Series 1998,
5.500% 12/01/11	2,000,000	2,268,320
Local General Obligations Total		2,268,320
Special Non - Property Tax – 31.2%
FL Collier County Gas Tax Revenue
Series 2003,:
Insured: AMBAC
5.250% 06/01/13	3,660,000	4,127,894
5.250% 06/01/15	3,285,000	3,667,505

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED - (continued)
Special Non - Property Tax – (continued)
FL Florida State Division of Bond Finance,
Series 1998 B,
Insured: FSA
5.500% 07/01/08	3,000,000	3,227,250

FL Hialeah Capital Improvement Revenue
Series 1993,
5.500% 10/01/18	1,375,000	1,379,414

FL Hillsborough County Capital Improvement Revenue
County Center Project, Refunding,:
Series 1996 B,
Insured: MBIA
5.000% 07/01/11	1,000,000	1,041,560
Criminal Justice Facilities Project, Refunding,:
Series 2003,
Insured: FGIC
5.000% 08/01/12	1,000,000	1,102,160

FL Jacksonville Excise Tax Revenue
Refunding,
Series 1995 A,
Insured: FGIC
5.000% 10/01/09	1,000,000	1,079,670

FL Jacksonville Guaranteed Entitlement Improvement Revenue
Refunding,
Series 2002,
Insured: FGIC
5.375% 10/01/18	3,450,000	3,846,957

FL Jacksonville Sales Tax Revenue
Refunding,:
Series 2002,
Insured: FGIC
5.375% 10/01/18	1,000,000	1,115,060

Series 2003,
Insured: MBIA
5.250% 10/01/19	1,080,000	1,198,865

Series 2001,:
Insured FGIC
5.500% 10/01/12	1,000,000	1,139,440

FL Manatee County School District Sales Tax Revenue
Series 2003,
Insured: AMBAC
5.000% 10/01/12	4,285,000	4,739,596

FL Ocala Cap Imports Revenue
Refunding,
Series 2003,
Insured: AMBAC
5.375% 10/01/16	1,530,000	1,719,995

FL Orange County Tourist Development Tax Authority Revenue
Refunding,
Series 1998 A,
Insured: AMBAC
5.000% 10/01/15	4,000,000	4,288,920

FL Palm Beach County Criminal Justice Facilities Revenue
Series 1997,
Insured: FGIC
5.750% 06/01/13	3,500,000	4,065,425

FL Palm Beach County Public Improvement Revenue
GO, Refunding,
5.000% 08/01/17	1,000,000	1,100,320

FL Palm Beach County Stadium Facilities Revenue
Series 1996,
Insured: MBIA
5.250% 12/01/16	2,000,000	2,143,040

FL Port St. Lucie Sales Tax Revenue
Series 2003,
Insured: MBIA
5.000% 09/01/19	1,000,000	1,087,940

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED - (continued)
Special Non - Property Tax – (continued)
FL State Department of Environmental Protection and Preservation Revenue
Florida Forever Project, Refunding,
Series 2001 B,
Insured: MBIA
5.000% 07/01/09	5,000,000	5,382,350

FL Tallahassee Blue Print 2000 Intern Government Revenue
Series 2003,
Insured: FSA
5.000% 10/01/13	3,775,000	4,151,254

FL Tampa Sports Authority and Local Optional Sales Tax Revenue
Stadium Project,
Series 1997,
Insured: MBIA
6.000% 01/01/07	3,170,000	3,321,146

FL Tampa Sports Authority Revenue
Sales Tax Tampa Bay Arena Project,
Series 1995,
Insured: MBIA
5.750% 10/01/20	1,000,000	1,209,820
Special Non - Property Tax Total		56,135,581
Special Property Tax – 1.5%
FL Hillsborough County Individual Development Authority
Cigarette Tax Allocation, H. Lee Moffitt Cancer Project,
Series 2002 B,
Insured: AMBAC
5.500% 09/01/15	2,335,000	2,622,438
Special Property Tax Total		2,622,438
State General Obligations – 2.5%
FL State Board of Education,
Public Education Capital Outlay GO, Refunding,:
Series 1993 A,
5.000% 06/01/08	1,000,000	1,059,420
Public Education Capital Outlay GO,:
Series 1997 A,
5.500% 01/01/08	3,325,000	3,493,145
State General Obligations Total		4,552,565
TAX - BACKED TOTAL		70,054,614
TRANSPORTATION – 1.9%
Airports – 0.6%
FL Dade County Aviation Revenue
Refunding,
Series 1994 B, AMT
Insured: AMBAC
6.300% 10/01/05	1,000,000	1,008,840
Airports Total		1,008,840
Toll Facilities – 1.3%
FL Orlando and Orange County Expressway Authority Revenue
Junior Lien,
Series 1990,
Insured: FGIC
6.500% 07/01/10	2,000,000	2,309,879
Toll Facilities Total		2,309,879
TRANSPORTATION TOTAL		3,318,719

UTILITIES – 20.9%
Joint Power Authority – 3.3%
FL State Municipal Agency Revenue
Refunding,
Series 2003 A,
Insured: FSA
5.000% 10/01/13	3,420,000	3,806,802

FL State Municipal Power Agency Revenue
Stanton II Project, Refunding,
Series 2002,
Insured: AMBAC
5.500% 10/01/21	1,850,000	2,062,509
Joint Power Authority Total		5,869,311
Municipal Electric – 11.1%
FL Gainesville Utilities Systems Revenue
Unrefunded Balance,
Series 1996 A,
5.750% 10/01/07	685,000	729,251

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)

FL Jacksonville Electric Systems Authority Revenue
Refunding,
Series 1995-11,
5.375% 10/01/15	2,000,000	2,012,340

FL Jea St. Johns River Power Parkway Systems Revenue
Refunding,
Series 2002,
5.250% 10/01/13	2,500,000	2,759,600

FL Kissimmee Utility Authority Electrical System Improvement Revenue
Refunding,
Series 2003,
Insured: FSA
5.250% 10/01/15	2,235,000	2,504,630

FL Orlando Utilities Commission Water and Electric Revenue
Refunding,:
Series C,
5.250% 10/01/18	5,000,000	5,535,650
Series 2001,
5.000% 10/01/09	5,865,000	6,327,397
Municipal Electric Total		19,868,868
Water & Sewer – 6.5%
FL Brevard County Utilities Revenue
Refunding,
Series 2002,
Insured: FGIC
5.250% 03/01/14	2,000,000	2,228,120

FL Daytona Beach Utility Systems Revenue
Refunding,
Series D,
Insured: FSA
5.250% 11/15/16	1,200,000	1,332,120

FL Hollywood Water and Sewer Improvement Revenue
Refunding,
Series 2003,
Insured: FSA
5.000% 10/01/17	1,070,000	1,167,295

FL Manatee County Public Utilities and Improvement Revenue
Refunding,
Series 2003 A,
Insured: MBIA
5.000% 10/01/12	2,000,000	2,214,900

FL Miami Beach Water and Sewer Revenue
Series 1995,
Insured: FSA
5.375% 09/01/15	1,810,000	1,853,802

FL Port St. Lucie Utility Revenue
Unrefunded Balance,
Series 2003,
5.000% 09/01/16	490,000	536,702

FL Tallahassee Conservative Utilities System Revenue
Refunding,
Series 2001,
Insured: FGIC
5.500% 10/01/18	1,000,000	1,179,090

FL Tohopekaliga Water Authority Utility Revenue
Series 2003 B,
Insured: FSA
5.250% 10/01/17	1,110,000	1,234,675
Water & Sewer Total		11,746,704
UTILITIES TOTAL		37,484,883
Total Municipal Bonds
(Cost of $171,420,376)		177,378,302

	Shares	Value ($)
Investment Management Company – 0.8%
Nations Tax- Exempt Reserves, Capital Class (c)	1,386,995	1,386,990
Total Investment Management Company
(Cost of $1,386,993)		1,386,990
Total Investments 99.6%
(Cost of $172,807,369)(d)		178,765,292
Other Assets & Liabilities, Net - 0.4%		752,449
Net Assets – 100%		179,517,741

Notes to Investment Portfolio:
*	Securities valuation

Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which considers such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.  Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds’ prospectus.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold.  Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(d)	Cost for federal income tax purposes is $172,807,369

Unrealized appreciation and depreciation at June 30, 2005 based on cost investments for federal income tax purposes was:

Unrealized Appeciation	Unrealized Depreciation	Net Unrealized Appreciation /Depreciation
$6,192,117	$234,194	$5,957,923

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Co.
GO	General Obligation
MBIA	MBIA Insurance Corp.

INVESTMENT PORTFOLIO
June 30, 2005 (Unaudited)	Nations Florida Municipal Bond Fund

	Par ($)	Value ($)*
Municipal Bonds – 99.3%
EDUCATION – 5.0%
Education – 5.0%
FL Miami-Dade County Educational Facilities Authority
Miami University,
Series 2004 A,
Insured: AMBAC
5.000% 04/01/14	1,465,000	1,629,372

FL Volusia County Educational Facilities Authority Revenue
Embry- Riddle Aeronautical University Project,
Series 1999 A,
5.750% 10/15/29	2,380,000	2,495,406
Education Total		4,124,778
EDUCATION TOTAL		4,124,778
HEALTH CARE – 5.6%
Hospitals – 5.6%
FL North Broward Hospital District Revenue
Refunding,
Series 1997,
Insured: MBIA
5.250% 01/15/17	2,000,000	2,082,920

FL Orange County Health Facilities Authority
Unrefunded Balance,
Series 1999 A,
Insured: MBIA
6.250% 10/01/16	1,260,000	1,529,526

FL South Broward Hospital District Revenue
Series 2002,
5.600% 05/01/27	1,000,000	1,089,160
Hospitals Total		4,701,606
HEALTH CARE TOTAL		4,701,606
HOUSING – 6.5%
Multi - Family – 2.5%
FL Capital Trust Agency Multifamily Housing Revenue
Shadow Run Project,
Series A,
5.150% 11/01/30	1,000,000	1,062,760

FL Collier County Housing Finance Authority Multifamily Revenue
Goodlette Arms Project,
Series 2002 A-1,
4.900% 02/15/32	1,000,000	1,029,810
Multi - Family Total		2,092,570
Single - Family – 4.0%
FL Escambia County Housing Finance Authority Single-Family Mortgage Revenue
Series 2000 A, AMT
Insured: MBIA
6.300% 10/01/20	270,000	271,946

FL Housing Finance Agency Revenue
Homeowner Mortgage Project,:
Series 1998-1,
Insured: MBIA
4.950% 01/01/11	1,105,000	1,149,719

Homeowner Mortgage Project,:
Series 1997-2, AMT,
Insured: MBIA
5.750% 07/01/14	1,805,000	1,881,478
Single - Family Total		3,303,143
HOUSING TOTAL		5,395,713
INDUSTRIALS – 1.8%
Forest Products & Paper – 1.8%
FL Bay County Pollution Control Revenue
International Paper Company, Refunding,
Series 1998A,
5.100% 09/01/12	1,375,000	1,478,151
Forest Products & Paper Total		1,478,151
INDUSTRIALS TOTAL		1,478,151
OTHER – 11.9%
Pool / Bond Bank – 1.3%
FL Municipal Loan Council Revenue
Series A,
Insured: MBIA
5.000% 02/01/19	1,015,000	1,105,243
Pool / Bond Bank Total		1,105,243

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(a) – 10.6%
FL Leon County Capital Improvement Revenue
Series 1997,
Insured: AMBAC
Prerefunded 10/01/07
5.250% 10/01/17	2,430,000	2,585,107

FL Orange County Health Facilities Authority Revenue
Orlando Regional Healthcare System,
Series 1996 A, Escrowed to Maturity,
Insured: MBIA
Prerefunded 10/01/16
6.250% 10/01/16	3,260,000	4,046,475

FL Orlando Utilities Commission Water and Electric Revenue
Refunding,
Series 1989 D,
Prerefunded 10/01/17
6.750% 10/01/17	1,800,000	2,212,542
Refunded / Escrowed Total		8,844,124
OTHER TOTAL		9,949,367
OTHER REVENUE – 1.3%
Recreation – 1.3%
FL State Board of Education Lottery Revenue
Series 2000 C,
Insured: FGIC
5.250% 07/01/17	1,000,000	1,096,279
Recreation Total		1,096,279
OTHER REVENUE TOTAL		1,096,279
RESOURCE RECOVERY – 6.8%
Resource Recovery – 6.8%
FL Palm Beach County Solid Waste Authority Revenue
Unrefunded Balance,
Series 1997 A
Insured: AMBAC
6.000% 10/01/10	5,000,000	5,637,549
Resource Recovery Total		5,637,549
RESOURCE RECOVERY TOTAL		5,637,549
TAX - BACKED – 24.7%
Local Appropriated – 4.9%
FL Brevard County School Board
Certificate of Participation,
Series 2004 A,
Insured: FGIC
5.000% 07/01/17	1,470,000	1,615,750

FL Osceola County School Board,
Certificate of Participation,
Series 2004 A,
Insured: FGIC
5.000% 06/01/16	2,240,000	2,473,498
Local Appropriated Total		4,089,248
Special Non - Property Tax – 9.7%
FL Jacksonville Guaranteed Entitlement Improvement Revenue
Refunding,
Series 2002,
Insured: FGIC
5.375% 10/01/19	3,720,000	4,148,023

FL Tampa Sports Authority Local Optional Sales Tax Revenue
Stadium Project,
Series 1997,
Insured: MBIA
5.250% 01/01/17	1,000,000	1,043,140

FL Tampa Sports Authority Sales Tax Revenue
Tampa Bay Arena Project,
Series 1995,
Insured: MBIA
5.750% 10/01/15	2,500,000	2,889,700
Special Non - Property Tax Total		8,080,863

	Par ($)	Value ($)
Municiap Bonds – (continued)
Tax- Backed – (continued)
State General Obligations - 10.1%
FL State Board of Education
Capital Outlay GO,
Series 1997 A,
5.000% 01/01/17	2,000,000	2,086,500

FL State Department of Transportation
GO,
Series 2004-A
5.000% 07/01/30	1,000,000	1,074,940

Puerto Rico Commonwealth
GO,
Series 1997,
Insured: MBIA
6.500% 07/01/15	4,190,000	5,259,287
State General Obligations Total		8,420,727
TAX - BACKED TOTAL		20,590,838
TRANSPORTATION – 10.2%
Airports – 10.2%
FL Dade County Aviation Revenue
Series 1996 A, AMT
Insured: MBIA
5.750% 10/01/12	2,500,000	2,627,800

FL Miami-Dade County Aviation Revenue
Series 1998 C, AMT
Insured: MBIA
5.250% 10/01/15	3,500,000	3,697,889

FL Pensacola Airport Revenue
Series 1997 B, AMT
Insured: MBIA
5.625% 10/01/14	2,000,000	2,134,480
Airports Total		8,460,169
TRANSPORTATION TOTAL		8,460,169
UTILITIES – 25.5%
Municipal Electric – 11.7%
FL Charlotte County Utility Revenue
Refunding,
Series 1996 A,
Insured: FGIC
5.625% 10/01/16	2,250,000	2,369,565

FL Gainesville Utility Systems Revenue
Series 1992 B,
6.500% 10/01/11	3,000,000	3,541,920

FL Jea St. Johns River Power Parkway Systems Revenue
Refunding,
Series 2002,
5.250% 10/01/13	2,000,000	2,207,680

FL Orlando Utilities Commission Water and Electric Revenue
Refunding,
Series C,
5.250% 10/01/18	1,425,000	1,577,660
Municipal Electric Total		9,696,825
Water & Sewer – 13.8%
FL Miami-Dade County Stormwater Utility Revenue
Series 2004,
Insured: MBIA
5.000% 04/01/24	2,445,000	2,638,644

FL Municipal Loan Council Revenue
North Miami Beach Water Project,
Series 2002 B,
Insured: MBIA
5.375% 08/01/16	1,485,000	1,665,991

FL Ocala Utilities System Revenue
Refunding,
Series B,
Insured: FGIC
5.250% 10/01/20	1,000,000	1,119,410

	Par ($)	Value ($)
Municipal Bonds - (continued)
UTILITIES - (continued)
Water & Sewer - (continued)
FL Port St. Lucie Utilities Revenue
Series 2003,
Insured: MBIA
5.000% 09/01/19	2,115,000	2,300,993

FL Sarasota County Utility Systems Revenue
Refunding,
Series 2002 C
Insured: FGIC
5.250% 10/01/16	1,000,000	1,108,480

FL Sebring Water and Wastewater Revenue
Refunding,
Series 2002,
Insured: FGIC
5.250% 01/01/14	1,030,000	1,151,643

FL Tallahassee Conservative Utility System Revenue
Refunding,
Series 2001,
Insured: FGIC
5.500% 10/01/14	1,330,000	1,540,898
Water & Sewer Total		11,526,059
UTILITIES TOTAL		21,222,884
Total Municipal Bonds
(cost of $76,493,734)		82,657,334

Total Investments – 99.3%
(cost of $76,493,734)(b)		82,657,334
Other Assets & Liabilities, Net - 0.7%		565,743
Net Assets –100%		83,223,077

Notes to Investment Portfolio:
* Securities valuation

Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which considers such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.  Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds’ prospectus.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold.  Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Cost for federal income tax purposes is $76,493,734

Unrealized appreciation and depreciation at June 30, 2005 based on cost investments for federal income tax purposes was:

Unrealized Appeciation	Unrealized Depreciation	Net Unrealized Appreciation /Depreciation
$6,172,707	$9,107	$6,163,600

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance, Co.
GO	General Obligation
MBIA	MBIA Insurance Corp.

INVESTMENT PORTFOLIO
June 30, 2005 (Unaudited)	Nations Georgia Intermediate Municipal Bond Fund

		Par ($)	Value ($)*

Municipal Bonds – 98.2%
EDUCATION – 6.4%
Education – 6.4%
	GA Athens University of Georgia Student Housing Authority,
	Revenue Refunding,
	Series 2002,
	Insured: AMBAC
	5.250% 12/01/19	1,150,000	1,253,787

	GA Bulloch County Development Authority, Student Housing Lease Revenue,
	Georgia Southern University Project,
	Sereis 2002:
	Insured: AMBAC
	3.750% 08/01/10	1,055,000	1,087,272
	4.000% 08/01/11	1,090,000	1,137,426

	GA Cobb County Development Authority, University Facilities Lease Revenue,
	Kennesaw State University Foundation, Inc. Project,
	Series 2004,
	Insured: MBIA
	5.000% 07/15/19	1,870,000	2,038,824

	GA Dekalb County Development Authority Revenue,
	Emory University Project,
	Series 1994 A,
	6.000% 10/01/14	1,300,000	1,329,510

	GA Fulton County Development Authority Revenue,
	Clark Atlanta University Project,
	Series 1995,
	Insured: CON
	5.125% 01/01/10	500,000	515,905

	GA Tech Foundation Facilities Project,
	Series 1997 A,
	5.000% 09/01/17	1,735,000	1,827,423
	Education Total		9,190,147
	EDUCATION TOTAL		9,190,147
HEALTH CARE – 14.4%
Hospitals – 14.4%
	GA Chatham County Hospital Authority Revenue,
	Memorial Health University,
	Series 2004 A,
	5.375% 01/01/26	1,000,000	1,063,800

	GA Chatham County Hospital Medical Authority Revenue,
	Memorial Health Medical Center Project,
	Series 2001 A,
	6.125% 01/01/24	3,000,000	3,295,170

	GA Clayton County Hospital Authority Revenue,
	Anticipation Certificates, Southern Regional Medical Center Project,
	Series 1998 A,
	Insured: MBIA
	5.250% 08/01/09	3,190,000	3,452,505

	GA Fulco Hospital Authority Revenue,
	Anticipation Certificates, Catholic Health East Project,
	Series 1998 A,
	Insured: MBIA
	4.600% 11/15/09	2,000,000	2,120,540

	GA Gainesville & Hall County Hospital Authority Revenue,
	Anticipation Certificates, Northeast Georgia Health System, Inc. Project,
	Series 2001,
	5.000% 05/15/15	1,000,000	1,043,810

		Par ($)	Value ($)*

Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	GA Henry County Hospital Authority Revenue,
	Henry Medical Center Project,
	Series 1997,
	Pre-refunded 07/01/07,
	Insured: AMBAC
	6.000% 07/01/29	3,000,000	3,378,599

	GA Savannah Hospital Authority Revenue,
	St. Joseph’s Candler health Systems Project,
	Series 1998 A:
	Insured: FSA
	5.250% 07/01/11	1,225,000	1,313,494
	5.250% 07/01/12	1,310,000	1,407,333
	Series 1998 B,
	Insured: FSA
	5.250% 07/01/10	1,000,000	1,076,020

	GA Tift County Hospital Authority Revenue, Series 2002,
	Insured: AMBAC
	5.250% 12/01/18	2,225,000	2,429,032
	Hospitals Total		20,580,303
	HEALTH CARE TOTAL		20,580,303
HOUSING – 6.4%
Multi – Family – 6.2%
	GA Atlanta Urban Residential Finance Authority, Multi-Family Revenue,
	Housing City Plaza Project, Refunding,
	Series 1998, AMT,
	Insured: FNMA
	4.550% 12/01/28	2,000,000	2,071,000

	GA Clayton County Georgia Housing Authority,
	Multi-Family Housing Revenue Refunding,
	Tara Court II Apartments Project,
	Series 2001,
	Mandatory Put 12/01/11 @100,
	4.350% 12/01/31	3,785,000	3,938,406

	GA Cobb County Development Authority, University Facilities Revenue,
	Kennesaw State University Housing Project,
	Series 2004 A,
	Insured: MBIA
	5.250% 07/15/19	2,000,000	2,221,740

	GA Lawrenceville Housing Authority, Multi-Family Revenue,
	Knollwood Park Apartments Project,
	Series 1997, AMT,
	Insured: FNMA
	6.250% 12/01/29	500,000	552,715
	Multi - Family Total		8,783,861
Single – Family – 0.2%
	GA State Housing and Finance Authority, Single-Family Mortgage Revenue,
	Series 1998 B-3,
	Insured: FHA
	4.400% 06/01/17	300,000	301,058
	Single - Family Total		301,058
	HOUSING TOTAL		9,084,919
INDUSTRIALS – 4.4%
Food Products – 0.7%
	GA Cartersville Development Authority, Sewer Facilities Revenue,
	Anheuser Busch Companies, Inc. Project, Refunding,
	Series 1997, AMT,
	6.125% 05/01/27	1,000,000	1,042,150
	Food Products Total		1,042,150
Forest Products & Paper – 2.2%
	GA Richmond County Development Authority,
	Environmental Improvement Revenue, International Paper Co. Project,
	Series 2001 A,
	5.150% 03/01/15	3,000,000	3,182,009
	Forest Products & Paper Total		3,182,009

		Par ($)	Value ($)*

Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Oil, Gas & Consumable Fuels – 1.5%
	LA Calcasieu Parish, Lousiana Industrial Development Board,
	Pollution Control Revenue,
	Occidental Petroleum Project,
	Series 2001,
	4.800% 12/01/06	2,000,000	2,042,700
	Total Oil, Gas & Consumable Fuels		2,042,700
	INDUSTRIALS TOTAL		6,266,859
OTHER – 17.9%
Pool / Bond Bank – 1.0%
	AK Municipal Bond Bank Authority Revenue,
	Series 2003,
	Insured: MBIA
	5.250% 12/01/17	1,315,000	1,453,246
	Pool / Bond Bank Total		1,453,246
Refunded / Escrowed (a) – 15.8%
	GA Atlanta Airport Facilities Revenue,
	Refunding,
	Series 2000 A,
	Pre-refunded 01/01/10,
	Insured: FGIC
	5.600% 01/01/30	5,000,000	5,583,000

	GA Atlanta Water and Wastewater Revenue,
	Series 1999 A,
	Pre-refunded 05/01/09,
	Insured: FGIC
	5.000% 11/01/38	1,060,000	1,147,418

	GA Clayton County Water and Sewer Authority Revenue Un-refunded Balance,
	Series 2000:
	Pre-refunded 05/01/10,
	5.600% 05/01/18	1,000,000	1,122,590
	6.250% 05/01/17	2,000,000	2,303,220

	GA Forsyth County School District GO,
	Series 1999,
	Pre-refunded 02/01/10,
	6.000% 02/01/15	2,000,000	2,287,620

	GA Fulton County Housing Authority, Multi-Family Housing Revenue,
	Concorde Place Apartments Project,
	Series 1996 A, AMT,
	Pre-refunded 07/01/06,
	6.375% 01/01/27	2,900,000	3,165,959

	GA Henry County Hospital Authority Revenue,
	Henry Medical Center Project,
	Series 1997,
	Pre-refunded 07/01/07,
	Insured: AMBAC
	5.250% 07/01/09	1,550,000	1,654,036

	GA Macon Bibb County Industrial Authority Revenue,
	Weyerhaeuser Company Project,
	Series 1982,
	Pre-refunded 10/01/07,
	9.000% 10/01/07	1,000,000	1,132,490

	GA Metropolitan Atlanta Rapid Transit Authority Revenue,
	Series 1983 D,
	Pre-refunded 07/01/11,
	7.000% 07/01/11	540,000	650,937

	GA State GO,
	Series 1999 D,
	Pre-refunded 11/01/09,
	5.800% 11/01/13	3,000,000	3,395,310
	Refunded / Escrowed Total		22,442,580

		Par ($)	Value ($)*

Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – 1.1%
	SC Tobacco Settlement Management Revenue,
	Series 2001 B,
	6.375% 05/15/28	1,500,000	1,598,055
	Tobacco Total		1,598,055
	OTHER TOTAL		25,493,881
TAX – BACKED – 26.3%
Local Appropriated – 6.3%
	GA East Point Building Authority Revenue,
	Series 2000,
	Insured: FSA
	(b) 02/01/18	2,490,000	1,323,560

	GA Fulton County Building Authority Revenue,
	Judicial Center Facilities Project,
	Series 2002 B,
	Insured: MBIA
	4.000% 01/01/08	5,000,000	5,137,950

	GA Municipal Association, Inc.,
	Certificates of Participation, City Court Atlanta Project,
	Series 2002,
	Insured: AMBAC
	5.250% 12/01/26	1,250,000	1,357,837

	GA Smyrna Downtown Development Authority, Revenue Refunding,
	Series 2002,
	Insured: AMBAC
	5.250% 02/01/16	1,000,000	1,142,250
	Local Appropriated Total		8,961,597
Local General Obligations – 16.3%
	AL Birmingham,
	GO Refunding,
	Series 2003 A,
	Insured: AMBAC
	5.250% 06/01/18	2,320,000	2,590,396

	GA Cherokee County School Systems:
	GO, State Aid Withholding,
	5.000% 02/01/13	1,500,000	1,661,895
	Series 1993,
	Insured: AMBAC
	5.875% 02/01/09	805,000	856,649
	Series 2001:
	5.250% 08/01/15	1,000,000	1,107,890
	5.250% 08/01/17	1,000,000	1,105,560

	GA Gwinnett County School District,
	GO Refunding,
	Series 2002,
	5.000% 02/01/08	1,785,000	1,883,782

	GA Gwinnett County GO,
	Series 2002,
	4.000% 01/01/11	2,000,000	2,092,480

	GA Hall County School District,
	GO Refunding,
	Series 1192 B,
	6.300% 12/01/05	1,000,000	1,015,210

	GA Houston County School District GO,
	State Aid Withholding, Series 2002,
	4.000% 09/01/06	2,000,000	2,030,360

	GA Meriwether County School District,
	GO Stae Aid Withholding,
	Series 1996,
	Insured: FSA
	5.500% 02/01/16	1,000,000	1,057,930

		Par ($)	Value ($)*

Municipal Bonds – (continued)
TAX – BACKED – (continued)
Local General Obligations – (continued)
	GA Peach County School District,
	GO State Aid Withholding,
	Series 1994,
	Insured: MBIA
	6.500% 02/01/08	500,000	545,210

	GA Richmond County Board of Education,
	GO Refunding,
	Series 1993,
	Insured: FGIC
	4.700% 11/01/06	1,000,000	1,006,570

	GA Rosewell GO,
	Series 2000,
	5.500% 02/01/12	2,000,000	2,187,220

	MI Detroit,
	GO Refunding,
	Series 2001 B,
	Insured: MBIA
	5.375% 04/01/14	3,650,000	4,052,339
	Local General Obligations Total		23,193,491
Special Non – Property Tax – 1.9%
	GA Cobb-Marietta County Coliseum and Exhibit Hall Authority Revenue,
	Refunding,
	Insured: MBIA
	5.250% 10/01/19	2,430,000	2,780,211
	Special Non - Property Tax Total		2,780,211
State General Obligations – 1.8%
	GA State,
	GO Refunding:
	Series 1992 A,
	6.250% 03/01/06	1,500,000	1,535,865
	Series 2002 B,
	5.000% 05/01/20	1,000,000	1,074,710
	State General Obligations Total		2,610,575
	TAX - BACKED TOTAL		37,545,874
TRANSPORTATION – 6.6%
Toll Facilities – 0.8%
	GA State Tollway Authority Revenue,
	Georgia 400 Project, Refunding,
	Series 1998,
	5.000% 07/01/07	1,000,000	1,045,150
	Toll Facilities Total		1,045,150
Transportation – 5.8%
	GA Metropolitan Atlanta Rapid Transit Authority Revenue,
	Refunding:
	Series 1992,
	Insured: MBIA
	6.250% 07/01/18	2,000,000	2,420,100
	Series 1998 B,
	Insured: MBIA
	5.100% 07/01/13	2,500,000	2,670,750
	5.100% 07/01/15	3,000,000	3,194,219
	Transportation Total		8,285,069
	TRANSPORTATION TOTAL		9,330,219
UTILITIES – 15.8%
Investor Owned – 4.4%
	GA Monroe County Development Authority, Pollution Control Revenue,
	Oglethorpe Power Corp. Project,
	Series 1992 A,
	6.800% 01/01/12	1,000,000	1,182,790

		Par ($)	Value ($)*

Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
	GA Monroe County Georgia,
	Development Authority, Pollution Control Revenue,
	Georgia Power Company Plant Scherer Project,
	Series 2001,
	Mandatory Put 12/01/08 @ 100,
	4.200% 01/01/12	5,000,000	5,154,399
	Investor Owned Total		6,337,189
Joint Power Authority – 0.8%
	GA Municipal Electric Authority Revenue,
	Project One Subordinated,
	Series 1998 A,
	Insured: MBIA
	5.250% 01/01/13	1,000,000	1,121,610
	Joint Power Authority Total		1,121,610
Municipal Electric – 1.6%
	TX Sam Rayburn Texas Municipal Power Agency Revenue Refunding,
	Series 2002,
	6.000% 10/01/16	2,000,000	2,204,539
	Municipal Electric Total		2,204,539
Water & Sewer – 9.0%
	GA Cherokee County Water and Sewer Authority,
	Revenue Refunding, Series 1993,
	Insured: MBIA
	5.300% 08/01/09	430,000	451,878

	GA Cobb and Marietta County Water Authority Revenue,
	Series 2000,
	5.125% 11/01/20	5,195,000	5,731,799

	GA Columbus County Water and Sewer,
	Revenue Refunding,
	Series 2003,
	Insured: FSA
	5.250% 05/01/13	2,220,000	2,501,962

	GA Griffin Combined Public Utility Improvement,
	Revenue Refunding,
	Series 2002,
	Insured: AMBAC
	5.125% 01/01/19	2,585,000	2,858,286

	GA Upper Oconee Basin Water Authority,
	Refunding,
	Insured: MBIA
	5.000% 07/01/17	1,140,000	1,283,766
	Water & Sewer Total		12,827,691
	UTILITIES TOTAL		22,491,029
	Total Municipal Bonds
	(Cost of $132,657,776)		139,983,231

		Shares	Value ($)
Investment Company – 0.8%
	Nations Tax–Exempt Reserves, Capital Class (c)	1,074,998	1,074,990
	Total Investment Company
	(Cost of $1,074,995)		1,074,990
	Total Investments – 99.0%
	(cost of $133,732,771) (d)		141,058,221
	Other Assets & Liabilities, Net – 1.0%		1,448,784
	Net Assets – 100.0%		142,507,005

Notes to Investment Portfolio:

	*	Securities valuation

Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which considers such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds’ prospectus.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

	(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

	(b)	Zero coupon bond.

	(c)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

	(d)	Cost for federal income tax purposes is $133,732,771.

Unrealized appreciation and depreciation at June 30, 2005 based on cost investments for federal income tax purposes was:

		Net Unrealized
Unrealized	Unrealized	Appreciation
Appeciation	Depreciation	/Depreciation
$7,374,976	$49,526	$7,325,450

* The average amount outstanding was based on daily balances in the period.

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CON	College Construction Loan Association
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	MBIA Insurance Corp.

INVESTMENT PORTFOLIO
June 30, 2005 (Unaudited)	Nations Maryland Intermediate Municipal Bond Fund

	Par ($)	Value ($)*
Municipal Bonds – 97.1%
EDUCATION – 2.4%
Education – 2.4%
MD State Health and Higher Education Facilities Authority Revenue,
College of Notre Dame Project,
Series 1998,
Insured: MBIA
4.600% 10/01/14	510,000	556,098

MD State Industrial Development Financing Authority Revenue,
American Center for Physic Facilities Project, Refunding,
Series 2001:
3.650% 12/15/05	1,100,000	1,105,071
5.250% 12/15/15	1,000,000	1,107,060

MD University Systems Auxiliary Facilities and Tuition Revenue,
Series 2000 A,
5.000% 10/01/08	1,975,000	2,109,102
Education Total		4,877,331
EDUCATION TOTAL		4,877,331
HEALTH CARE – 2.8%
Hospitals – 2.8%
MD State Health and Higher Educational Facilities Authority Revenue,
Johns Hopkins Medical Project,
Series 1998,
Insured: MBIA
5.000% 07/01/29	1,000,000	1,052,710

MS State Hospital Facilities and Equipment Authority Revenue,
Forrest County General Hospital Project,
Series 2000:
Insured: FSA
5.625% 01/01/20	1,000,000	1,102,700
5.500% 01/01/24	3,100,000	3,343,008
Hospitals Total		5,498,418
HEALTH CARE TOTAL		5,498,418
HOUSING – 8.3%
Multi - Family – 3.6%
MD Montgomery County Housing Opportunities Commission,
Multi-Family Mortgage Revenue,
Series 2000 A,
6.100% 07/01/30	1,500,000	1,580,640

MD State Economic Development Corp., Student Housing Revenue:
Collegiate Housing Project,
Series 1999 A:
5.300% 06/01/08	495,000	512,964
5.600% 06/01/11	575,000	613,134
Salisbury Collegiate Housing Project,
Series 1999 A:
5.600% 06/01/10	575,000	610,161
5.700% 06/01/12	1,000,000	1,063,530
6.000% 06/01/19	815,000	865,171
6.000% 06/01/30	1,850,000	1,943,480
Multi - Family Total		7,189,080
Single - Family – 4.7%
MD Prince Georges County,
Housing Authority, Single Family Mortgage Revenue,
Collateral,
Series 2000 A, AMT,
Insured: GNMA
6.150% 08/01/19	40,000	41,946

MD State Community Development Administration,
Department Housing and Community Development,
Revenue Residential Project:
Series 1998 B, AMT
Insured: FHA
4.950% 09/01/11	500,000	520,030
Series 1999 D, AMT
5.375% 09/01/24	2,410,000	2,493,868
Single- Family Program,
Series 1998-3, AMT:
4.500% 04/01/08	3,625,000	3,732,626
4.700% 04/01/10	1,685,000	1,753,782
Series 1997-1,

	Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single - Family – (continued)
Insured: FHA
4.950% 04/01/07	915,000	942,258
Single - Family Total		9,484,510
HOUSING TOTAL		16,673,590
INDUSTRIALS – 0.7%
Manufacturing – 0.7%
TN Maury County Industrial Development Board,
Multi-Model Pollution Control Revenue Refunding,
General Motors Corporation - Saturn Corporation Project,
Series 1997,
6.500% 09/01/24	1,355,000	1,359,823
Manufacturing Total		1,359,823
INDUSTRIALS TOTAL		1,359,823
OTHER – 22.1%
Other – 1.6%
MD State Transportation Authority,
Baltimore/Washington International Airport Project,
Series 2002 A,
Insured: AMBAC
4.500% 03/01/15	3,000,000	3,182,880
Other Total		3,182,880
Pool / Bond Bank – 1.0%
TX Water Development Board Revenue,
Series 1997,
5.000% 07/15/12	2,000,000	2,100,160
Pool / Bond Bank Total		2,100,160
Refunded / Escrowed (a) – 19.5%
MD Baltimore Consolidated Public Improvement GO,
Series 1997 A,
Pre-refunded 10/15/07,
Insured: FGIC
5.300% 10/15/16	1,740,000	1,871,509

MD Howard County Consolidated Public Improvement GO,:
Series 1993 A,
Pre-refunded 08/15/05,
5.250% 08/15/06	20,000	20,069
Series 2000 A:
Pre-refunded 02/15/08,
5.250% 02/15/16	1,220,000	1,306,596
5.250% 02/15/16	280,000	299,874
5.250% 02/15/17	1,900,000	2,034,862
5.250% 02/15/18	210,000	224,906
5.250% 02/15/18	1,790,000	1,917,054

MD Howard County Consumer Public Improvement GO,
Series 2002 A,
Pre-refunded 02/15/12,
5.250% 08/15/15	1,800,000	2,015,802

MD Montgomery County Consolidated Public Improvement GO,
Series 1997 A,
Pre-refunded 05/01/07,
5.375% 05/01/13	1,000,000	1,067,110

MD Northeast Waste Disposal Authority,
Revenue Refunding,
Series 2003, AMT
Insured: AMBAC
5.500% 04/01/10	2,500,000	2,730,775

MD Northeast Solid Waste Disposal Authority Revenue,
Montgomery County Resources Recreation Project,
Series 1993 A, AMT
6.000% 07/01/07	1,500,000	1,568,370

MD Prince Georges County Consolidated Public Improvement GO,
Series 1999,
Pre-refunded 10/01/09,
Insured: FSA
5.000% 10/01/12	1,935,000	2,107,834

MD Queen Annes County School and Public Facilities GO,
Series 2000,
Pre-refunded 01/15/10,
Insured: FGIC
5.250% 01/15/14	1,200,000	1,324,140

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed (a) – (continued)
MD State Health and Higher Educational Facilities Authority Revenue:
John Hopkins Hospital Redevelopment Project,
Series 1979,
Pre-refunded 07/01/09,
5.750% 07/01/09	2,000,000	2,211,560
Johns Hopkins University Project,
Series 1999,
Pre-refunded 07/01/09,
6.000% 07/01/39	5,000,000	5,616,250

MD State Transportation Authority Revenue,
Transportation Facilities Project,
Series 1978,
Pre-refunded 04/11/05,
6.800% 07/01/16	710,000	832,922

MD State:
GO,
Series 1998,
Pre-refunded 07/15/08,
5.000% 07/15/11	1,000,000	1,072,200
State and Local Facilities Loan GO,
Series 1996-2,
Pre-refunded 06/15/06,
5.250% 06/15/11	1,550,000	1,619,641

MD University Systems, Auxiliary Facilities and Tuition Revenue:
Series 1996 A:
Pre-refunded 04/01/06,
5.600% 04/01/13	3,520,000	3,633,942
5.600% 04/01/14	3,115,000	3,215,833
Series 1997 A,
Pre-refunded 04/01/07,
5.125% 04/01/13	1,000,000	1,050,920

MD Washington Suburban Sanitation District Authority,
General Construction GO,
Series 2000,
Pre-refunded 06/01/10,
5.250% 06/01/22	1,000,000	1,101,550

MO St. Louis County Mortgage Revenue,
Series 1989 A, AMT,
Pre-refunded 04/11/05,
Insured: GNMA
7.950% 08/01/09	165,000	181,632
Refunded / Escrowed Total		39,025,351
OTHER TOTAL		44,308,391
RESOURCE RECOVERY – 3.8%
Disposal – 3.8%
FL Orange County Solid Waste Facilities,
Revenue Refunding,
Series 2003,
Insured: MBIA
5.000% 10/01/15	2,915,000	3,169,246

MD Prince Georges County Solid Waste Management System Revenue,
Insured: MBIA
5.000% 06/15/08	4,135,000	4,388,351
Disposal Total		7,557,597
RESOURCE RECOVERY TOTAL		7,557,597
TAX - BACKED – 45.0%
Local General Obligations – 27.6%
MD Anne Arundel County,
Consolidated General Improvement GO, Refunding:
Series 1995:
5.200% 04/01/08	2,855,000	2,889,488
5.300% 04/01/10	500,000	506,105
Series 2003,
5.000% 03/01/13	4,045,000	4,504,512

MD Baltimore Consolidated Public Improvement GO,
Series 1991 C,
Insured: FGIC
6.375% 10/15/07	2,075,000	2,242,681
Series 1998 B,
Insured: FGIC
6.500% 10/15/08	1,000,000	1,075,390

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
MD Baltimore GO,
Series 1989 B,
Insured: MBIA
7.050% 10/15/07	1,000,000	1,094,770

MD Cumberland Maryland,
GO Refunding,
Series 1994 A,
Insured: FGIC
5.250% 05/01/21	250,000	252,958

MD Harford County GO,
Series 1997,
5.500% 12/01/07	1,000,000	1,064,480

MD Howard County Consolidated Public Improvement GO:
Series 2002 A,
5.000% 08/15/09	3,900,000	4,216,914
Un-refunded Balance,
5.250% 08/15/15	795,000	885,543

MD Laurel Public Improvement,
GO Refunding,
Series 1996 A,
Insured: FGIC
5.000% 10/01/11	1,530,000	1,586,243

MD Montgomery County Consolidated Public Improvement GO:
Series 1992 A,
5.800% 07/01/07	1,500,000	1,591,575
Series 1997 A,
5.375% 05/01/08	1,000,000	1,065,540
Refunding,
Series 1992 A,
5.750% 07/01/06	1,000,000	1,031,380

MD Montgomery County,
GO Refunding,
Series 2001:
5.250% 10/01/10	3,800,000	4,213,440
5.250% 10/01/14	1,000,000	1,122,160

MD Prince George County Consolidated Public Improvement,
GO Un-refunded Balance,
Insured: FSA
5.000% 10/01/12	65,000	70,588

MD Prince Georges County Consolidated Public Improvement GO:
5.125% 10/01/10	1,000,000	1,101,750
Series 1999,
Insured: FSA
5.125% 10/01/16	3,300,000	3,580,764
Series 2000,
5.125% 10/01/08	1,000,000	1,072,080
Series 2001,
Insured: FGIC
5.250% 12/01/11	4,825,000	5,402,794

MD Prince Georges County Construction Public Improvements GO,
Series 2001,
Insured: FGIC
5.250% 12/01/12	4,650,000	5,212,278

MD St Mary’s County,
GO Refunding,
Series 2003:
2.750% 11/01/06	2,620,000	2,623,013
3.000% 11/01/07	2,565,000	2,582,647

MD Wicomico County Public Improvement GO,
Series 1997:
Insured: MBIA
4.800% 12/01/10	1,290,000	1,361,143
4.900% 12/01/11	1,355,000	1,429,403
5.000% 12/01/12	1,425,000	1,507,108
Local General Obligations Total		55,286,747

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Special Non - Property Tax – 5.7%
MD Baltimore Convention Center Revenue GO,
Series 1989 B,
Insured: MBIA
5.000% 09/01/06	1,000,000	1,026,500

MD Baltimore Exchanged Revenue,
Series 1996 A,
Insured: FGIC
5.900% 07/01/10	1,725,000	1,942,988

MD State Department of Transportation Revenue,
Series 2002:
5.500% 02/01/11	1,265,000	1,419,241
5.500% 02/01/14	6,115,000	7,062,642
Special Non - Property Tax Total		11,451,371
Special Property Tax – 1.4%
MD Washington Suburban Sanitation District Authority,
GO Refunding,
Series 2001,
5.000% 06/01/08	2,700,000	2,869,019
Special Property Tax Total		2,869,019
State Appropriated – 0.3%
MD State Stadium Authority Lease Revenue,
Ocean City Convention Project,
Series 1995,
5.375% 12/15/13	500,000	511,145
State Appropriated Total		511,145
State General Obligations – 10.0%
GU Government GO,
Series 1993 A,
5.200% 11/15/08	600,000	599,946

MD Baltimore Board of School Commissioners School System Revenue,
Series 2003 A,
5.000% 05/01/12	1,375,000	1,522,276

MD State,
State and Local Facilities Loan GO:
Series 2000:
5.500% 08/01/09	5,500,000	6,051,595
5.750% 08/01/11	2,970,000	3,362,872
Series 2002,
5.500% 03/01/13	2,245,000	2,580,425

PR Public Buildings Authority Revenue,
Guaranteed Refunding, Government Facilities,
Series 2003 H,
Insured: AMBAC
5.500% 07/01/18	5,000,000	5,922,300
State General Obligations Total		20,039,414
TAX - BACKED TOTAL		90,157,696
TRANSPORTATION – 6.5%
Air Transportation – 1.1%
TN Memphis Shelby County Airport Authority Special Facilities Revenue,
Federal Express Corp. Project, Refunding,
Series 2001,
5.000% 09/01/09	2,000,000	2,109,780
Air Transportation Total		2,109,780
Transportation – 5.4%
DC Washington Metropolitan Area Transportation Authority,
Revenue Refunding,
Series 1993,
Insured: FGIC
6.000% 07/01/10	350,000	398,093

MD State Transportation Authority Facilities Projects Revenue,
Series 2004,
Insured: FSA
5.250% 07/01/14	3,090,000	3,525,010

MD State Transportation Authority Revenue,
Series 1992:
5.700% 07/01/05	4,000,000	4,000,360
5.800% 07/01/06	2,800,000	2,887,164
Transportation Total		10,810,627
TRANSPORTATION TOTAL		12,920,407

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – 5.5%
Investor Owned – 1.7%
KS Burlington Kansas Environmental Improvement Revenue Refunding,
Power and Light Project,
Series 1998 K,
Mandatory Put 10/01/07@ 100,
4.750% 09/01/15	1,000,000	1,027,280

MD Calvert County Pollution Control Revenue,
Baltimore Gas and Electric Co. Project, Refunding,
Series 1993,
5.550% 07/15/14	800,000	820,688

MD Prince Georges County Pollution Control Revenue,
Potomac Electric Project, Refunding,
Series 1995,
5.750% 03/15/10	1,500,000	1,670,595
Investor Owned Total		3,518,563
Municipal Electric – 3.8%
TX Austin Utility System,
Revenue Refunding,
Series 1997,
Insured: FSA
5.125% 11/15/13	3,000,000	3,149,549

TX Sam Rayburn Texas Municipal Power Agency,
Revenue Refunding,
Series 2002,
6.000% 10/01/16	2,000,000	2,204,539

TX San Antonio Electric and Gas Systems,
GO Refunding,
Series 1998 A,
5.250% 02/01/16	2,000,000	2,150,720
Municipal Electric Total		7,504,808
UTILITIES TOTAL		11,023,371
Total Municipal Bonds
(Cost of $185,500,875)		194,376,624

	Shares	Value ($)
Investment Company – 2.0%
Nations Tax-Exempt Reserves, Capital Class (b)	3,953,998	3,953,990
Total Investment Company
(Cost of $3,953,995)		3,953,990

Total Investments – 99.1%
(cost of $189,454,870) (c)		198,330,614
Other Assets & Liabilities, Net – 0.9%		1,866,186
Net Assets – 100.0%		200,196,800

Notes to Investment Portfolio:

*                 Securities valuation

Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which considers such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.  Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds’ prospectus.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold.  Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

(a)          The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)         Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(c)          Cost for federal income tax purposes is $189,454,870.

Unrealized appreciation and depreciation at June 30, 2005 based on cost investments for federal income tax purposes was:

Unrealized Appeciation	Unrealized Depreciation	Net Unrealized Appreciation /Depreciation
$9,109,847	$234,103	$8,875,744

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
MBIA	MBIA Insurance Corp.

INVESTMENT PORTFOLIO
June 30, 2005 (Unaudited)	Nations North Carolina Intermediate Municipal Bond Fund

	Par ($)	Value ($)*
Municipal Bonds - 99.0%
EDUCATION - 6.6%
Education - 6.6%
NC Appalachian State University Revenue:
Series 1998,
Insured: MBIA
5.000% 05/15/18	1,000,000	1,066,710
Series 2003 A,
Insured: FGIC
5.125% 05/01/18	1,000,000	1,094,690
Utility Systems Project,
Series 1998,
Insured: MBIA
5.000% 05/15/12	1,000,000	1,104,280

NC Capital Facilities Finance Agency,
Educational Facilities Revenue,
Johnson & Wales University Project,
Series 2003 A,
Insured: XLCA
5.250% 04/01/21	1,000,000	1,086,030

NC Raleigh
North Carolina State University Revenue,
Series 2003 A,
5.000% 10/01/17	1,000,000	1,093,910

NC University of North Carolina:
Certificates of Participation,
Series 2004,
Insured: AMBAC
5.000% 06/01/12	1,705,000	1,875,755
Chapel Hill Hospital Revenue Refunding:
Series 1999,
Insured: AMBAC
5.250% 02/15/12	1,690,000	1,829,644
Series 2002 B,
5.000% 12/01/06	3,000,000	3,098,070
Education Total		12,249,089
EDUCATION TOTAL		12,249,089
HEALTH CARE - 14.8%
Hospitals - 14.8%
AZ University Medical Center Corporation,
Hospital Revenue Refunding,
Series 2004,
5.250% 07/01/13	1,000,000	1,085,240

NC Charlotte-Mecklenburg Hospital Authority Revenue,
Carolinas Healthcare Systems Project,
Series 1997 A:
5.000% 01/15/17	2,000,000	2,088,640
5.125% 01/15/22	3,000,000	3,131,220

NC Medical Care Commission Health Care Facilities Revenue:
Carolina Medicorp, Inc. Project,
Series 1996:
5.100% 05/01/07	2,000,000	2,077,060
5.125% 05/01/08	1,715,000	1,779,038
Gaston Memorial Hospital Project,
Series 1995,
Insured: AMBAC
5.250% 02/15/07	1,130,000	1,168,623

	Par ($)	Value ($)
Municipal Bonds - (continued)
HEALTH CARE - (continued)
Hospitals - (continued)
Novant Health Obligation Group,
Series 2003 A,
5.000% 11/01/17	3,500,000	3,763,830
Novant Health, Inc. Project,
Series 1998 A,
Insured: MBIA
5.000% 10/01/08	2,605,000	2,777,711
Pitt County Memorial Hospital Project,
Series 1998 B,
4.750% 12/01/28	1,000,000	1,014,270

NC Medical Care Commission Hospital Revenue:
Duke University Hospital Project,
Series 1996 C,
5.250% 06/01/17	2,000,000	2,047,680
Gaston Memorial Hospital Project,
Series 1995,
5.400% 02/15/11	2,750,000	2,843,060
Halifax Regional Medical Center, Inc. Project,
Series 1998,
4.600% 08/15/06	660,000	663,650
Northeast Medical Center Project,
Series 2002 A,
Insured: AMBAC
5.000% 11/01/10	1,000,000	1,089,660
Pitt County Memorial Hospital Project,
Series 1998 B,
5.000% 12/01/18	1,000,000	1,059,460
Stanley Memorial Hospital Project,
Series 1996,
Insured: AMBAC
5.250% 10/01/06	1,000,000	1,031,040
Hospitals Total		27,620,182
HEALTH CARE TOTAL		27,620,182
HOUSING - 4.5%
Single - Family - 4.5%
NC Housing Finance Agency Revenue,
Home Ownership Project:
Series 1998 A-2, AMT,
5.200% 01/01/20	1,115,000	1,143,053
Series 1999 A-3, AMT,
5.150% 01/01/19	1,260,000	1,293,453
Series 1999 A-6, AMT,
6.000% 01/01/16	765,000	798,637
Series 2000 A-8, AMT:
5.950% 07/01/10	630,000	663,346
6.050% 07/01/12	465,000	487,901
Series 2002 A-14, AMT,
Insured: AMBAC
4.400% 07/01/10	970,000	1,002,631

NC Housing Finance Agency,
Series 1994 Y,
6.300% 09/01/15	335,000	341,549

NC Housing Financing Agency,
Series 1996 A-5, AMT,
5.550% 01/01/19	2,605,000	2,700,707
Single - Family Total		8,431,277
HOUSING TOTAL		8,431,277

	Par ($)	Value ($)
Municipal Bonds - (continued)
INDUSTRIALS - 1.5%
Manufacturing - 0.6%
NC Robeson County Industrial Facilities,
PCR Refunding,
Campbell Soup Company Project,
Series 1991,
6.400% 12/01/06	1,000,000	1,049,080
Manufacturing Total		1,049,080
Other Industrial Development Bonds - 0.9%
NC Mecklenberg County
Industrial Facilities and Pollution Control Financing Authority,
Flour Corporation Project,
Series 1993,
5.250% 12/01/09	1,665,000	1,668,013
Other Industrial Development Bonds Total		1,668,013
INDUSTRIALS TOTAL		2,717,093
OTHER - 19.7%
Refunded / Escrowed (a) - 19.7%
NC Brunswick County
Certificates of Participation,
Series 2000, Pre-refunded 06/01/10,
Insured: FSA
5.500% 06/01/20	1,000,000	1,119,580

NC Cabarrus County GO,
Pre-refunded 02/01/07,
Series 1997,
Insured: MBIA
5.300% 02/01/13	1,500,000	1,588,800

NC Charlotte:
GO, Series 2000, Pre-refunded 06/01/10,
5.500% 06/01/12	1,000,000	1,120,550
Water and Sewer Systems Revenue,
Series 1999, Pre-refunded 06/01/09,
5.375% 06/01/19	2,545,000	2,793,188
Water and Sewer GO,
Series 1996,
Escrowed to Maturity,
5.500% 05/01/06	1,670,000	1,710,247

NC Eastern Municipal Power Authority Revenue,
Series 1986 A,
Escrowed to Maturity,
5.000% 01/01/17	2,165,000	2,405,596

NC Iredell County
Public Facilities Corporate Installment Payment Revenue,
School Projects,
Series 2000,
Pre-refunded 06/01/10,
Insured: AMBAC
5.125% 06/01/18	2,180,000	2,403,602

NC Johnson County GO:
Series 2000:
Pre-refunded 03/01/10,
Insured: FGIC
5.500% 03/01/15	1,925,000	2,163,681
5.500% 03/01/16	2,700,000	3,034,773
Series 2000,
Pre-refunded 06/01/10,
Insured: FGIC
5.500% 03/01/12	1,305,000	1,455,466

	Par ($)	Value ($)
Municipal Bonds - (continued)
OTHER - (continued)
Refunded / Escrowed (a) - (continued)
NC Pitt County Hospital Revenue,
Pitt County Memorial Hospital Project,
Series 1995,
Pre-refunded 12/01/05,
5.250% 12/01/21	1,000,000	1,037,770

NC Raleigh GO,
Series 1996,
Pre-refunded 06/01/06,
5.300% 06/01/16	1,910,000	1,994,403

NC Randolph County
Certificates of Participation,
Series 2000:
Pre-refunded 06/01/09,
Insured: FSA
5.200% 06/01/12	1,000,000	1,091,090
5.300% 06/01/13	1,000,000	1,094,770
5.500% 06/01/14	2,115,000	2,330,963
5.500% 06/01/15	1,000,000	1,102,110
5.750% 06/01/22	1,350,000	1,500,255

NC Wake County Hospital Revenue,
Series 1993,
Pre-refunded 10/01/05,
Insured: MBIA
5.125% 10/01/26	3,065,000	3,389,124

NC Wake County GO,
Series 1996,
Pre-refunded 03/01/06,
4.600% 03/01/11	1,815,000	1,875,095

TN State GO,
Series 1999 B, Pre-refunded 05/01/2009,
Insured: FSA
5.250% 05/01/17	1,325,000	1,434,365
Refunded / Escrowed Total		36,645,428
OTHER TOTAL		36,645,428
RESOURCE RECOVERY - 2.6%
Disposal - 2.6%
NC Haywood County
Industrial Facilities and Pollution Control Financing Authority,
Solid Waste Disposal Revenue,
Champion International Corporation Project:
Series 1993, AMT,
5.500% 10/01/18	500,000	508,820
Series 1999, AMT,
6.400% 11/01/24	4,000,000	4,322,479
Disposal Total		4,831,299
RESOURCE RECOVERY TOTAL		4,831,299
TAX - BACKED - 39.2%
Local Appropriated - 12.1%
NC Cabarrus County
Certificates of Participation,
Installment Financing Contract,
Series 2001,
5.500% 04/01/13	2,000,000	2,233,320

NC Chapel Hill, Chapel Hill Operations Center,
Certificates of Participation,
5.250% 6/01/2021	1,360,001	1,503,885

	Par ($)	Value ($)
Municipal Bonds - (continued)
TAX - BACKED - (continued)
Local Appropriated - (continued)
NC Catawba County
Certificates of Participation,
Public School & Community College Project,
Series 2004,
Insured: MBIA
5.250% 06/01/14	1,500,000	1,692,600

NC Concord
Certificate of Participation,
Series 2001,
Insured: MBIA
5.000% 06/01/17	1,490,000	1,599,962

NC Greenville
Certificates of Participation,
Public Facilities & Equipment Project,
Series 2004,
Insured: AMBAC
5.250% 06/01/22	2,180,000	2,387,798

NC Iredell County
Public Facilities Corporate Installment Payment Revenue,
School Projects,
Series 2000,
Insured: AMBAC
5.500% 06/01/09	1,955,000	2,138,946

NC Pitt County
Certificates of Participation,
School Facilities Project,
Series 2000 B:
Insured: FSA
5.500% 04/01/25	1,000,000	1,088,410
5.750% 04/01/16	1,390,000	1,548,543

NC Randolph County
Certificates of Participation:
Series 2003,
Insured: FSA
5.000% 06/01/14	2,395,000	2,657,085
Series 2004:
Insured: FSA
5.000% 06/01/15	2,000,000	2,228,780
5.000% 06/01/18	1,000,000	1,103,530

PR Public Buildings Authority Revenue,
Government Facilities,
5.250% 7/1/2023	2,000,001	2,310,236
Local Appropriated Total		22,493,095
Local General Obligations - 19.5%
NC Charlotte GO:
Series 2002 C:
5.000% 07/01/20	1,570,000	1,691,895
5.000% 07/01/22	1,265,000	1,358,369
Series 2003,
4.250% 07/01/11	1,500,000	1,593,825

NC Craven County GO,
Insured: AMBAC
5.000% 05/01/19	1,000,000	1,098,710

	Par ($)	Value ($)
Municipal Bonds - (continued)
TAX - BACKED - (continued)
Local General Obligations - (continued)
NC Cumberland County GO,
Series 1998:
Insured: FGIC
4.750% 02/01/10	1,370,000	1,442,761
5.000% 03/01/17	1,000,000	1,062,970

NC Forsyth County GO,
Series 2003 B,
4.750% 03/01/22	1,945,000	2,040,421

NC Gaston County GO,
Series 2002,
Insured: AMBAC
5.250% 06/01/20	1,500,000	1,653,345

NC Greensboro Public Improvement GO,
Series 1998,
4.700% 04/01/10	1,000,000	1,054,170

NC High Point Water and Sewer GO,
Series 2002,
Insured: MBIA
4.500% 06/01/14	1,275,000	1,372,780

NC Mecklenburg County GO:
Series 1993,
6.000% 04/01/11	1,000,000	1,154,810
Series 2000 D,
5.000% 04/01/11	1,800,000	1,964,412
Series 2001 A:
5.000% 04/01/16	1,170,000	1,290,171
5.000% 04/01/17	2,000,000	2,201,740

NC New Hanover GO,
Series 2001:
4.600% 06/01/14	1,750,000	1,882,510
5.000% 06/01/17	2,000,000	2,204,060

NC Orange County GO,
Series 2000:
5.300% 04/01/17	1,000,000	1,106,710
5.300% 04/01/18	4,645,000	5,140,668

NC Wilmington Public Improvement GO,
Series 1997 A:
Insured: FGIC
5.000% 04/01/11	1,000,000	1,056,910
5.000% 04/01/13	1,000,000	1,056,910

NC Wilmington
Certificates of Participation:
Series 1999 A,
Insured: MBIA
5.350% 06/01/24	1,550,000	1,666,823
Series 2003 A,
Insured: AMBAC
5.000% 06/01/14	1,240,000	1,362,512
Local General Obligations Total		36,457,482
Special Non - Property Tax - 0.8%
NC Charlotte Storm Water Fee Revenue,
Series 2002,
5.250% 06/01/15	1,315,000	1,463,923
Special Non - Property Tax Total		1,463,923

	Par ($)	Value ($)
Municipal Bonds - (continued)
TAX - BACKED - (continued)
State Appropriated - 1.1%
NC Infrastructure Finance Corporation Lease Purchase Revenue,
North Carolina Facilities Project,
Series 2004,
5.250% 11/01/15	1,800,000	2,028,618
State Appropriated Total		2,028,618
State General Obligations - 5.7%
NC State GO:
5.000% 3/1/2013	2,000,001	2,230,057
Series 1997 A,
5.100% 03/01/06	3,000,000	3,050,010
Series 2001 A,
4.750% 03/01/14	5,000,000	5,416,050
State General Obligations Total		10,696,117
TAX - BACKED TOTAL		73,139,235
TRANSPORTATION - 1.2%
Airports - 1.2%
NC Charlotte Airport Revenue AMT:
Series 1998 B,
Insured: MBIA
4.750% 07/01/05	1,200,000	1,200,059
Series 1999 B,
Insured: MBIA
6.000% 07/01/24	1,000,000	1,095,040
Airports Total		2,295,099
TRANSPORTATION TOTAL		2,295,099
UTILITIES - 8.9%
Joint Power Authority - 1.8%
NC Municipal Power Agency No.1,
Series 1992,
Insured: MBIA
7.250% 01/01/07	2,000,000	2,128,500

WA State Public Power Supply Systems Revenue,
Series 1993 A,
Insured: MBIA
5.800% 07/01/07	1,150,000	1,216,642
Joint Power Authority Total		3,345,142
Municipal Electric - 2.3%

NC Greenville Utilites Commission Revenue,
Series 2000 A,
Insured: MBIA
5.500% 09/01/19	1,000,000	1,086,440

PR Electric Power Authority Revenue,
Series 1995 Y,
Insured: MBIA
7.000% 07/01/07	1,000,000	1,082,880

TX Sam Rayburn
Municipal Power Agency,
Series 2002,
5.000% 10/01/07	2,000,000	2,067,940
Municipal Electric Total		4,237,260
Water & Sewer - 4.8%
NC Charlotte
Water and Sewer GO,
Series 1998,
4.750% 02/01/12	1,855,000	1,978,487

NC Durham, Water & Sewer Utility System Revenue,
Series 2001,
5.250% 06/01/16	1,000,000	1,104,100

	Par ($)	Value ($)
Municipal Bonds - (continued)
UTILITIES - (continued)
Water & Sewer - (continued)
NC Fayetteville Public Works Commission Revenue,
Series 1997,
Insured: FSA
5.250% 03/01/07	1,150,000	1,197,380

NC Greensboro Combined Enterprise Systems Revenue,
Series 1998 A,
5.000% 06/01/18	1,000,000	1,057,160

NC Greensboro Enterprise Systems Revenue,
Series 1998 A,
5.500% 06/01/08	1,305,000	1,401,074

NC Raleigh Combined Enterprise System Revenue,
Series 1996,
5.250% 03/01/07	1,000,000	1,042,200

NC Union County
Enterprise System Revenue,
Series 2003 A,
Insured: FSA
5.000% 06/01/16	1,045,000	1,136,740
Water & Sewer Total		8,917,141
UTILITIES TOTAL		16,499,543
Total Municipal Bonds (Cost of $173,991,973)		184,428,245

	Shares	Value ($)
Investment Company - 0.1%
Nations Tax-Exempt Reserves, Capital Class (b)	188,995	188,990
Total Investment Company
(Cost of $188,993)		188,990
Total Investments - 99.1%
(Cost of $174,108,966) (c)		184,617,235
Other Assets & Liabilities, Net – 0.9%		1,715,778
Net Assets – 100.0%		186,333,013

Notes to Investment Portfolio:

*	Securities valuation

Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which considers such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.  Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds’ prospectus.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold.  Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(c)	Cost for federal income tax purposes is $174,108,966.

Unrealized appreciation and depreciation at June 30, 2005 based on cost investments for federal income tax purposes was:

		Net Unrealized
Unrealized	Unrealized	Appreciation
Appeciation	Depreciation	/Depreciation
$10,549,975	$41,706	$10,508,269

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	MBIA Insurance Corp.
PCR	Pollution Control Revenue
XLCA	XL Capital Assurance, Inc.

INVESTMENT PORTFOLIO
June 30, 2005 (Unaudited)	Nations South Carolina Intermediate Municipal Bond Fund

	Par ($)	Value ($)*
Municipal Bonds - 98.0%
EDUCATION - 6.1%
Education - 6.1%
IL Educational Facilities Authority,
Depaul University,
Series 2003 C,
Insured: AMBAC
5.000% 09/01/18	8,650,000	9,083,364

SC Florence Darlington
Communication for Technical Education
Special Fee Revenue, Series A:
5.000% 03/01/18	1,725,000	1,901,381
5.000% 03/01/20	1,905,000	2,078,774
Education Total		13,063,519
EDUCATION TOTAL		13,063,519
HEALTH CARE - 13.5%
Hospitals - 13.5%
SC Charleston County
Hospital Facilites Revenue,
Care Alliance Health Services Project:
Series 1999 A,
Insured: FSA
5.125% 08/15/15	6,370,000	7,076,433
Refunding, Series 1999 A,
Insured: FSA
5.000% 08/15/12	1,000,000	1,076,570

SC Greenville
Hospital Facilities Revenue Refunding:
Series 1996 A,
5.400% 05/01/07	1,000,000	1,038,860
Series 1996 B,
5.250% 05/01/17	2,000,000	2,064,100

SC Horry County Hospital Facilities Revenue,
Conway Hospital, Inc. Project, Series 1998:
Insured: AMBAC
4.750% 07/01/10	1,100,000	1,159,092
4.875% 07/01/11	1,200,000	1,264,836

SC Jobs Economic Development Authority,
Hospital Facilities Revenue:
Georgetown Memorial Hospital Project, Series 2001,
Insured: RAD
5.250% 02/01/21	1,250,000	1,312,950
Oconee Memorial Hospital, Inc. Project. Series 1995,
Insured: CON
6.150% 03/01/15	1,500,000	1,533,810
Series 1999,
Insured: FSA
5.300% 02/01/14	4,375,000	4,714,062

SC Lexington County
Health Services District Revenue Refunding,
Health Services District and Lexemed, Inc. Project:
Series 2003,
5.500% 11/01/23	2,000,000	2,140,480
Series 1997:
Insured: FSA
5.500% 11/01/06	1,180,000	1,222,350
5.125% 11/01/21	3,000,000	3,198,660

	Par ($)	Value ($)
Municipal Bonds - (continued)
HEALTH CARE - (continued)
Hospitals - (continued)

SC Spartanburg County Health Services
District Hospital Revenue Refunding,
Series 1997 B,
Insured: MBIA
5.125% 04/15/17	1,000,000	1,042,460
Hospitals Total		28,844,663
HEALTH CARE TOTAL		28,844,663
INDUSTRIALS - 2.7%
Forest Products & Paper - 2.7%
SC Georgetown County
Environmental Pollution Control Revenue,
International Paper Company Project:
Refunding, Series 1999 A,
5.125% 02/01/12	5,000,000	5,305,749
Series 1997 A, AMT,
5.700% 10/01/21	500,000	516,210

Forest Products & Paper Total		5,821,959
INDUSTRIALS TOTAL		5,821,959
OTHER - 19.7%
Other - 0.5%
SC Columbia
Parking Facilities Revenue Refunding,
Series 1994, AMT,
Insured: AMBAC
5.750% 12/01/09	1,000,000	1,022,500
Other Total		1,022,500
Refunded / Escrowed (a) - 17.4%
SC Beaufort County School District GO:
Series 2000 B,
Pre-refunded 03/01/09,
5.500% 03/01/16	1,725,000	1,877,024
Series 2000 C,
Pre-refunded 03/01/09,
5.125% 03/01/12	1,200,000	1,290,228
Series 2001 A,
Pre-refunded 03/01/11,
5.000% 03/01/18	1,135,000	1,243,006

SC Berkeley County
School District GO,
Series 2000,
Pre-refunded 04/01/08,
5.000% 04/01/21	2,500,000	2,688,175

SC Camden
Combined Public Utilities Revenue Refunding and Improvement,
Series 1997, Pre-refunded 03/01/07,
Insured: MBIA
5.500% 03/01/17	1,000,000	1,059,300

SC Charleston County
Hospital Facilities Revenue Refunding and Improvement:
Bon Secours Health Systems Project:
Series 1992, Pre-refunded 08/15/05,
Insured: FSA
5.625% 08/15/25	500,000	501,320
Series 1993, Pre-refunded 08/15/05,
Insured: FSA
5.500% 08/15/10	3,000,000	3,008,340

	Par ($)	Value ($)
Municipal Bonds - (continued)
OTHER - (continued)
Refunded / Escrowed (a) - (continued)
Hospital Facilities Revenue Refunding and Improvement,
Medical Society Health Project,
Series 1992, Pre-refunded 04/01/05,
Insured: MBIA
6.000% 10/01/09	1,000,000	1,002,300

SC Charleston County
Public Improvement Authority GO, Series 1994,
Pre-refunded 06/01/06,
5.500% 06/01/14	1,000,000	1,026,370

SC Georgetown County
School District GO,
Series 2000, Pre-refunded 03/01/11,
5.250% 03/01/19	1,000,000	1,108,050

SC Greenville
Water Utility Improvement, Waterworks Revenue,
Series 1997:
Pre-refunded 02/01/07,
6.000% 02/01/08	1,000,000	1,070,320
Pre-refunded 02/01/12,
5.500% 02/01/22	1,500,000	1,593,900

SC Hilton Head Island GO,
Series 2001, Pre-refunded 03/01/09,
5.000% 03/01/13	1,000,000	1,070,870

SC Jobs Economic Development Authority,
Hospital Facilities Revenue,
Palmetto Health Alliance Project,
Series 2000 A, Pre-refunded 12/12/10,
7.125% 12/15/15	5,500,000	6,676,230

SC Lexington
Water and Sewer Authority Revenue,
Series 1997, Pre-refunded 10/01/14,
Insured: RAD
5.450% 04/01/19	2,000,000	2,189,460

SC Medical University
Hospital Facilities Revenue,
Series 1999, Pre-refunded 07/01/09,
5.500% 07/01/09	1,575,000	1,721,223

SC Piedmont Municipal Power Agency,
Electric Revenue Refunding,
Series 2001 A, Pre-refunded 01/01/07,
Insured: MBIA
5.250% 01/01/09	5,000,000	5,229,800

SC Saprtanburg Sewer District Sewer Systems Revenue,
Series 1997, Pre-refunded 06/01/07, AMT
Insured: MBIA
5.500% 06/01/27	2,850,000	3,024,363
Refunded / Escrowed Total		37,380,279
Tobacco - 1.8%
SC Tobacco Settlement Management Revenue,
Series 2001 B,
6.375% 05/15/28	3,500,000	3,728,795
Tobacco Total		3,728,795
OTHER TOTAL		42,131,574

	Par ($)	Value ($)
Municipal Bonds - (continued)
RESOURCE RECOVERY - 2.0%
Resource Recovery - 2.0%
SC Charleston County
Resources Recovery Revenue, Foster Wheeler Charleston,
Series 1997, AMT
Insured: AMBAC
5.250% 01/01/10	4,000,000	4,323,879
Resource Recovery Total		4,323,879
RESOURCE RECOVERY TOTAL		4,323,879
TAX - BACKED - 20.0%
Local Appropriated - 2.4%
SC Greenville County
School District, Installment Purchase Revenue Refunding,
Building Equity Sooner Tomorrow Project,
Series 2003,
5.250% 12/01/16	4,625,000	5,076,261
Local Appropriated Total		5,076,261
Local General Obligations - 11.4%

IL Chicago, GO Refunding Project,
Series 2001A:
Insured: MBIA
5.500% 01/01/14	1,845,001	2,077,022
5.500% 01/01/14	655,001	732,436

SC Georgetown County
School District GO,
Series 2000,
5.500% 03/01/09	2,480,000	2,701,290

SC Hilton Head Island GO:
Series 2002,
5.000% 12/01/16	1,825,000	2,040,259
Series A,
5.000% 12/01/17	1,960,000	2,183,969

SC Richland County
School District Number 001, GO Refunding,
Series 2001 A,
5.250% 03/01/19	3,570,000	3,925,215

SC Spartanburg County:
School District Number 007 GO, Series 2001:
4.000% 03/01/12	1,275,000	1,329,544
4.125% 03/01/13	3,240,000	3,401,741
5.000% 03/01/18	2,000,000	2,240,460

SC York County School District,
Number 003 Rock Hill GO,
Series 2001,
5.000% 03/01/12	3,410,000	3,760,787
Local General Obligations Total		24,392,723
Special Non - Property Tax - 1.8%
IL Metropolitan Pier And Exposition Authority,
Dedicated State Tax Revenue Refunding,
Mccormick Place Expansion,
Series 2002 B,
Insured: MBIA
5.750% 06/15/23	2,000,000	2,271,560

SC Hilton Head Island Revenue,
Insured: MBIA
5.250% 12/01/16	1,440,000	1,599,393
Special Non - Property Tax Total		3,870,953

	Par ($)	Value ($)
Municipal Bonds - (continued)
TAX - BACKED - (continued)
State General Obligations - 4.4%
SC Highway Improvement GO,
Series 1999 A,
4.600% 05/01/11	1,885,000	2,020,663

SC, Capital improvement GO,
Series 1996 A,
3.500% 07/01/06	6,135,000	6,191,135

SC GO,
Series 2000 A,
4.800% 03/01/09	1,245,000	1,325,527
State General Obligations Total		9,537,325
TAX – BACKED TOTAL		42,877,262
TRANSPORTATION - 6.5%
Transportation - 6.5%
SC Transportation Infrastructure Bank Revenue,
Series 2004 A,
Insured: AMBAC
5.250% 10/01/09	2,730,000	2,973,406

SC Transportation Infrastructure Book Revenue, Junior Lien,
Series 2001 B:
Insured: AMBAC
5.250% 10/01/13	3,340,000	3,696,745
5.250% 10/01/17	3,670,000	4,036,339
Series 2004 A,
Insured: AMBAC
5.000% 10/01/16	1,985,000	2,175,838

SC Transportation Infrastructure Revenue,
Series 1998 A,
Insured: MBIA
5.000% 10/01/12	1,000,000	1,068,970
Transportation Total		13,951,298
TRANSPORTATION TOTAL		13,951,298
UTILITIES - 27.5%
Investor Owned - 1.7%
SC Jobs Economic, AMT,
Insured: AMBAC
4.200% 11/01/12	3,615,000	3,747,236
Investor Owned Total		3,747,236
Joint Power Authority - 5.2%
SC Public Service Authority Revenue:
Refunding, Series 2002 A,
Insured: FSA
5.500% 01/01/17	1,480,000	1,668,138
Refunding, Series 2002 D,
Insured: FSA
5.000% 01/01/18	2,000,000	2,164,900
Refunding, Series 2001A,
Insured: FSA
5.250% 01/01/18	1,615,000	1,785,027
Series 1999 A,
Insured: MBIA
5.625% 01/01/13	2,000,000	2,220,100

WA Energy Northwest, Electric Revenue Refunding,
Columbia Generating Project,
Series 2002 A,
Insured: MBIA
5.500% 07/01/17	3,000,000	3,346,110
Joint Power Authority Total		11,184,275

	Par ($)	Value ($)
Municipal Bonds - (continued)
UTILITIES - (continued)
Municipal Electric - 4.1%
SC Rock Hill
Water Utility System Revenue, Series 2003 A:
Insured: FSA
5.250% 01/01/13	2,350,000	2,637,428
5.375% 01/01/19	1,500,000	1,663,290

SC Winnsboro Utility Revenue Refunding,
Series 1999,
Insured: MBIA
5.250% 08/15/13	1,020,000	1,150,856

TX Sam Rayburn Texas Municipal Power Agency,
Revenue Refunding,
Series 2002,
6.000% 10/01/16	3,000,000	3,306,809
Municipal Electric Total		8,758,383
Water & Sewer - 16.5%
SC Berkeley County Water and Sewer Revenue,
Series 2003:
Insured: MBIA
5.250% 06/01/17	2,790,000	3,088,474
5.250% 06/01/19	1,000,000	1,104,810

SC Charleston Waterworks & Sewer
Capital Improvement Revenue Refunding,
Series 1998,
5.250% 01/01/08	5,105,000	5,404,000

SC Columbia
Waterworks and Sewer Systems Revenue Refunding,
Series 1993
5.500% 02/01/09	7,000,000	7,602,280

SC Grand Strand
Water and Sewer Systems Revenue,
Series A,
Insured: FSA
5.375% 06/01/14	2,000,000	2,249,400

SC Greenville
Water Utility Improvement, Waterworks Revenue,
Series 2002,
5.250% 02/01/14	1,555,000	1,730,793

SC Mount Pleasant
Water and Sewer Revenue and Improvement, Refunding,
Series 2002:
Insured: FGIC
5.250% 12/01/16	1,980,000	2,199,166
5.250% 12/01/18	1,270,000	1,408,836

SC North Charleston
Sewer District Revenue Refunding,
Series 2002,
Insured: FSA
5.500% 07/01/17	3,040,000	3,426,445

SC Western Carolina Regional Sewer Authority,
5.250% 03/01/16	6,250,000	7,150,625
Water & Sewer Total		35,364,829
UTILITIES TOTAL		59,054,723
Total Municipal Bonds
(Cost of $198,674,229)		210,068,877

	Shares	Value ($)
Investment Company - 1.0%
Nations Tax-Exempt Reserves, Capital Class (b)	2,120,995	2,120,990
Total Investment Company
(Cost of $2,120,993)		2,120,990
Total Investments - 99.0%
(Cost of $200,795,222) (c)		212,189,867
Other Assets & Liabilities, Net – 1.0%		2,218,433
Net Assets – 100.0%		214,408,300

Notes to Investment Portfolio:

*                 Securities valuation

Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which considers such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.  Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds’ prospectus.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold.  Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

(a)          The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)         Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(c)          Cost for federal income tax purposes is $200,795,222.

Unrealized appreciation and depreciation at June 30, 2005 based on cost investments for federal income tax purposes was:

Unrealized Appeciation	Unrealized Depreciation	Net Unrealized Appreciation /Depreciation
$11,394,645	$—	$11,394,645

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CON	College Construction Loan Association
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.

INVESTMENT PORTFOLIO
June 30, 2005 (Unaudited)	Nations Tennessee Intermediate Municipal Bond Fund

	Par ($)	Value ($)*
Municipal Bonds - 97.1%
EDUCATION - 3.3%
Education - 3.3%
TN Metropolitan Government, Nashville & Davidson County,
Health & Educational Facilities Board Improvement Revenue,
Meharry Medical College Project, Refunding,
Series 1996:
Insured: AMBAC
6.000% 12/01/08	505,000	555,308
6.000% 12/01/09	595,000	667,119
6.000% 12/01/16	500,000	597,025
Education Total		1,819,452
EDUCATION TOTAL		1,819,452
HEALTH CARE - 11.6%
Hospitals - 11.6%
TN Chattanooga-Hamilton County
Hospital Authority Revenue,
Erlanger Medical Center Project, Refunding,
Series 1993,
Insured: FSA
5.500% 10/01/07	1,250,000	1,320,325

TN Knox County
Health, Educational and Housing Facilities Board Revenue:
Fort Sanders Alliance Project, Refunding, Series 1993,
Insured: MBIA
7.250% 01/01/09	300,000	340,650
Baptist Health System of East Tennessee, Inc. Project,
Refunding, Series 1996,
Insured: CON
5.500% 04/15/11	2,000,000	2,102,799
University Health Systems, Inc. Project,
Series 1993,
5.750% 04/01/19	1,500,000	1,580,805

TN Shelby County, Health,
Educational and Housing Facilities Board Revenue:
Methodist Health Systems, Series 1995,
Insured: MBIA
6.250% 08/01/09	10,000	11,090
St. Jude’s Children’s Research Project,
Series 1999,
5.375% 07/01/24	1,000,000	1,054,720
Hospitals Total		6,410,389
HEALTH CARE TOTAL		6,410,389
HOUSING - 10.1%
Multi - Family - 1.8%
TN Metropolitan Government, Nashville and Davidson County
Multi-Family Housing Revenue, Enhancement, Inc.
Welch Bend Apartments Project,
Series 1996A,
Insured: FNMA
5.500% 01/01/27	1,000,000	1,023,130
Multi - Family Total		1,023,130
Single - Family - 8.3%
TN Housing Development Agency Revenue:
Home Ownership Program, Series 1988, AMT,
4.750% 07/01/08	1,085,000	1,124,906
Home Ownership Program, Series 1997-3A, AMT,
(a) 01/01/08	2,500,000	2,260,750

TN Housing Develpoment Agency Revenue,
Home Ownership Program,
Series 1998, AMT,
4.850% 07/01/09	1,135,000	1,186,415
Single - Family Total		4,572,071
HOUSING TOTAL		5,595,201

	Par ($)	Value ($)
Municipal Bonds - (continued)
INDUSTRIALS - 2.4%
Chemicals - 1.1%
TN Humphreys County, Industrial Development Board,
Solid Waste Disposal Revenue,
E.I. Dupont Denemours and Co. Project,
Series 1994, AMT
6.700% 05/01/24	575,000	590,254
Chemicals Total		590,254
Manufacturing - 1.3%
TN Maury County Industrial Development Board,
Multi-Model Pollution Control Revenue Refunding,
General Motors Corporation - Saturn Corporation Project,
Series 1997,
6.500% 09/01/24	750,000	752,670
Manufacturing Total		752,670
INDUSTRIALS TOTAL		1,342,924
OTHER - 12.9%
Refunded / Escrowed (b) - 12.9%
TN Blount County Public Building Authority,
Public Facilty Revenue,
Series 1998, Pre-refunded 06/01/14,
Insured: FGIC
5.000% 04/01/19	500,000	533,010

TN Knox County
Health, Educational and Housing Facilities Board Revenue,
University Health Systems, Inc., Project,
Series 1999, Pre-refunded 04/01/06,
4.750% 04/01/19	1,250,000	1,282,400

TN Madison County GO,
Series 2002, Pre-refunded 04/01/12,
5.000% 04/01/13	1,160,000	1,280,663

TN Shelby County Health,
Educational and Housing Facilities Board Revenue,
Methodist Health Systems,
Series 1995, Escrowed to Maturity,
Insured: MBIA
6.250% 08/01/09	490,000	550,255

TN State GO,
Series 1999 B,
Pre-refunded 05/01/09,
Insured: FSA
5.250% 05/01/17	2,000,000	2,165,079

TN Williamson County GO,
Series 2000, Pre-refunded 03/01/10,
5.350% 03/01/17	1,200,000	1,320,156
Refunded / Escrowed Total		7,131,563
OTHER TOTAL		7,131,563
RESOURCE RECOVERY - 2.8%
Disposal - 2.8%
FL Okeechobee County Solid Waste Revenue,
Various Disposal - Waste Management/Landfill,
Series 2004A, AMT,
4.200% 07/01/39	1,000,001	1,011,759

NC Haywood County,
Industrial Facilities and Pollution Control Financing Authority,
Solid Waste Disposal Revenue,
Champion International Corporation Project,
Series 1993, AMT,
5.500% 10/01/18	500,000	508,820
Disposal Total		1,520,579
RESOURCE RECOVERY TOTAL		1,520,579

	Par ($)	Value ($)
Municipal Bonds - (continued)
TAX - BACKED - 45.1%
Local General Obligations - 43.2%
IL Chicago,
Insured: FSA
5.250% 01/01/17	1,000,000	1,113,740

TN Anderson County,
GO Refunding,
Series 2001,
Insured: FSA
5.000% 04/01/13	1,535,000	1,665,859

TN Blount County Public Building Authority GO,
Local Government Public Improvement,
Series 2004B-5-A,
Insured: FGIC
5.000% 06/01/16	1,075,000	1,184,607

TN Dickson County,
GO Refunding:
Series 2002,
Insured: FGIC
5.000% 03/01/14	1,000,000	1,114,690
Series 2003,
Insured: FGIC
5.000% 06/01/14	1,000,000	1,103,160

TN Franklin:
Special School District, GO Refunding, Series 2002,
5.000% 06/01/12	1,000,000	1,102,100
Special School District GO,
Insured: FSA
(a) 06/01/20	2,000,000	1,053,980

TN Hamilton County,
GO Refunding,
Series 1998B,
5.100% 08/01/24	500,000	567,870

TN Kingsport GO,
Insured: AMBAC
5.000% 03/01/14	1,000,000	1,110,810

TN Lawrenceburg Public Building Authority,
Water and Sewer GO,
Series 2001 B,
Insured: FSA
5.500% 07/01/16	1,330,000	1,478,215

TN Madison County GO,
Un-refunded,
Series 2002,
5.000% 04/01/13	390,000	426,730

TN Memphis GO,
Series 2000,
5.000% 04/01/17	2,500,000	2,665,050

TN Metropolitan Government,
Nashville and Davidson County,
GO Refunding,
Series 1993,
5.250% 05/15/07	1,000,000	1,045,910

TN Montgomery County,
GO Refunding,
Series 2004,
Insured: FGIC
5.000% 05/01/14	1,250,000	1,397,138

	Par ($)	Value ($)
Municipal Bonds - (continued)
TAX - BACKED - (continued)
Local General Obligations - (continued)
TN Overton County GO,
Insured: MBIA
5.000% 04/01/16	1,000,000	1,110,900

TN Rutherford County,
5.000% 04/01/14	1,550,000	1,728,854
Public Improvement GO, Series 1996,
6.000% 04/01/06	845,000	865,787

TN Shelby County, GO Refunding:
Series 1996 A,
5.625% 06/01/06	500,000	513,565
Series 1996 B,
5.200% 12/01/09	1,030,000	1,074,084
Series 1999A,
4.750% 05/01/21	400,000	414,004
Series 1999 B,
5.250% 04/01/11	1,000,000	1,108,820
Local General Obligations Total		23,845,873
State General Obligations - 1.9%
TX State Public Finance Authority,
GO Refunding,
Series 1997,
5.000% 10/01/15	1,000,000	1,047,829
State General Obligations Total		1,047,829
TAX - BACKED TOTAL		24,893,702
TRANSPORTATION - 1.9%
Air Transportation - 1.9%
TN Memphis Shelby County Airport Authority,
Special Facilities Revenue,
Federal Express Corp. Project,
Series 2002,
5.050% 09/01/12	1,000,001	1,068,689
Air Transportation Total		1,068,689
TRANSPORTATION TOTAL		1,068,689
UTILITIES - 7.0%
Municipal Electric - 7.0%
TN Metropolitan Government,
Nashville and Davidson County Electric Revenue,
Series 1998B,
5.500% 05/15/13	2,000,000	2,284,699

TN Tennergy Corp. Gas Revenue,
Insured: MBIA
5.000% 06/01/07	1,500,000	1,563,135
Municipal Electric Total		3,847,834
UTILITIES TOTAL		3,847,834
Total Municipal Bonds
(Cost of $50,819,600)		53,630,333

	Shares	Value ($)
Investment Company - 2.4%
Nations Tax-Exempt Reserves, Capital Class (c)	1,299,998	1,299,990
Total Investment Company
(Cost of $1,299,995)		1,299,990
Total Investments - 99.5%
(Cost of $52,119,595) (d)		54,930,323
Other Assets & Liabilities, Net – 0.5%		295,503
Net Assets – 100.0%		55,225,826

Notes to Investment Portfolio:

*      Securities valuation

Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which considers such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.  Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds’ prospectus.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold.  Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

(a)          Zero coupon bond.

(b)         The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)          Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(d)         Cost for federal income tax purposes is $52,119,595.

Unrealized appreciation and depreciation at June 30, 2005 based on cost investments for federal income tax purposes was:

Unrealized Appeciation	Unrealized Depreciation	Net Unrealized Appreciation /Depreciation
$2,810,728	$—	$2,810,728

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CON	College Construction Loan Association
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	MBIA Insurance Corp.

INVESTMENT PORTFOLIO
June 30, 2005 (Unaudited)	Nations Texas Intermediate Municipal Bond Fund

	Par ($)	Value ($)*
Municipal Bonds - 98.3%
EDUCATION - 4.1%
Education - 4.1%
TX Alamo
Texas Community College District,
Insured: FSA
5.375% 11/01/16	1,000,000	1,108,670

TX Fort Worth, Higher Education Financial Corporation,
Higher Education Revenue,
Texas Christian University Project,
Series 1997,
5.000% 03/15/17	400,000	422,160

TX Houston, Community College System Revenue Refunding,
Junior Lien Student Fee Project,
Series 2001 A,
Insured: MBIA
5.375% 04/15/15	1,000,000	1,101,330

TX Texas A&M University Revenue,
Series, 1999,
5.500% 05/15/20	3,500,000	3,820,389

TX Texas Tech University Revenue Refunding,
Series 2001,
Insured: AMBAC
5.000% 02/15/11	1,000,000	1,091,040

TX University of Texas,
University Financing Systems Revenue,
Series 2003 A,
5.375% 08/15/15	1,000,000	1,123,510
Education Total		8,667,099
EDUCATION TOTAL		8,667,099
HEALTH CARE - 8.4%
Hospitals - 8.4%
KS University Hospital Authority Revenue,
Kansas University Health System Project,
Series 1999 A,
Insured: AMBAC
5.250% 09/01/11	1,150,000	1,241,425

TN Chattanooga-Hamilton County,
Hospital Authority Revenue Refunding,
Erlanger Medical Center Project,
Series 1993,
Insured: FSA
5.500% 10/01/07	3,135,000	3,311,375

TX Harris County, Health Facilities
Development Corporation Revenue:
Christian Health Project, Series 1999 A,
Insured: MBIA
5.500% 07/01/10	2,000,000	2,183,620
St. Lukes Episcopal Hospital Project, Series 2001 A,
5.625% 02/15/16	2,780,000	3,021,554

TX North Central, Health Facilities
Development Corporation Revenue Refunding,
Baylor Health Care Systems Project,
Series 1995,
5.500% 05/15/13	3,000,000	3,115,830

	Par ($)	Value ($)
Municipal Bonds - (continued)
HEALTH CARE - (continued)
Hospitals - (continued)
TX Tarrant County, Health Facilities Development Corporation,
Health Systems Revenue Refunding,
Texas Health Resources Systems Project,
Series 1997 A,
Insured: MBIA
5.750% 02/15/08	3,300,000	3,526,446

TX Tarrant County, Hospital District Revenue,
Series 2002,
Insured: MBIA
5.500% 08/15/13	1,355,000	1,514,835
Hospitals Total		17,915,085
HEALTH CARE TOTAL		17,915,085
HOUSING - 0.7%
Single - Family - 0.7%
OK Housing Development Authority Revenue Obligation,
Lease Purchase Program,
Series 2000 A,
5.100% 11/01/05	1,400,000	1,410,555
Single - Family Total		1,410,555
HOUSING TOTAL		1,410,555
INDUSTRIALS - 1.8%
Forest Products & Paper - 1.3%
MS Warren County, Mississippi
Environmental Improvement Revenue Refunding,
International Paper Co. Project,
Series 2000 A, AMT,
6.700% 08/01/18	2,600,000	2,874,819
Forest Products & Paper Total		2,874,819
Manufacturing - 0.5%
TX Trinity River Authority,
Texas Instruments Project,
Series 1996, AMT,
6.200% 03/01/20	1,000,000	1,032,390
Manufacturing Total		1,032,390
INDUSTRIALS TOTAL		3,907,209
OTHER - 16.2%
Pool / Bond Bank - 2.2%
TX Water Development Board Revenue:
Series 1997,
5.000% 07/15/12	3,000,000	3,150,240
Series 1999 B,
5.625% 07/15/21	1,500,000	1,632,750
Pool / Bond Bank Total		4,782,990
Refunded / Escrowed (a) - 14.0%
IL Kane County
Forest Preservation District GO,
Series 1999, Pre-refunded 12/30/09,
5.375% 12/30/14	1,500,000	1,647,600

TX Austin
Public Improvement GO,
Series 1999, Pre-refunded 09/01/09,
5.375% 09/01/18	500,000	546,130

TX Harris County GO,
Series 1995,
Pre-refunded 10/01/05,
5.000% 10/01/17	1,400,000	1,408,610

	Par ($)	Value ($)
Municipal Bonds - (continued)
OTHER - (continued)
Refunded / Escrowed (a) - (continued)
TX Houston, Water and Sewer Systems,
Junior Lien Revenue Refunding:
Series 1996 A,
Pre-refunded 12/01/06,
Insured: FGIC
5.250% 12/01/25	2,000,000	2,091,280
Series 1997 A,
Pre-refunded 12/01/07,
Insured: FGIC
5.375% 12/01/27	2,000,000	2,139,280

TX North Central, Health Facilities
Development Corp. Revenue Refunding,
Presbyterian Healthcare Residential Project,
Series 1996 B,
Pre-refunded 06/01/06
Insured: MBIA
5.500% 06/01/16	5,000,000	5,846,400

TX Pearland
Independent School District GO,
Series 2000, Pre-refunded 02/15/09
Insured: PSFG
5.500% 02/15/20	1,500,000	1,630,800

TX San Antonio GO, CTFS Obligations:
Series 2001, Pre-refunded 08/01/09
5.000% 08/01/09	120,000	129,176
Series 2002, Pre-refunded 02/01/11,
5.000% 02/01/11	30,000	32,795

TX San Antonio GO,
Forward-General Improvements:
Series 2001, Pre-refunded 08/01/13,
5.250% 08/01/13	20,000	22,510

TX San Antonio
Independent School District GO,
Pre-refunded 08/15/09,
Insured: PSFG
5.500% 08/15/24	1,000,000	1,097,100

TX Tarrant County, Health Facilities
Development Corporation,
Health Systems Revenue,
Harris Methodist Health Systems Project,
Series 1994, Escrowed to Maturity,
Insured: MBIA
6.000% 09/01/10	1,000,000	1,107,790

TX Travis County, Health Facilities
Development Corp. Revenue,
Ascension Health Credit Project,
Series 1999 A,
Pre-refunded 11/15/09
Insured: AMBAC
5.875% 11/15/24	500,000	561,475

TX Turnpike Authority of Dallas, North Tollway Revenue,
President George Bush Turnpike Project,
Series 1996, Escrowed to Maturity,
Insured: AMBAC
(b) 01/01/09	3,250,000	2,914,990

	Par ($)	Value ($)
Municipal Bonds - (continued)
OTHER - (continued)
Refunded / Escrowed (a) - (continued)
TX University of Texas,
University Financing Systems Revenue,
Series 2002 A, Pre-refunded 08/15/11,
5.375% 08/15/15	2,500,000	2,797,225

TX Waxahachie Independent School District,
Capital Appreciation GO:
Series 2000, Pre-refunded 08/15/10,
Insured: PSFG
(b) 08/15/17	5,365,000	2,875,103
Un-refunded Balance,
Series 2000, Pre-refunded 08/15/10,
Insured: PSFG
(b) 08/15/15	4,545,000	2,793,675
Refunded / Escrowed Total		29,641,939
OTHER TOTAL		34,424,929
RESOURCE RECOVERY - 1.0%
Disposal - 1.0%
TX Gulf Coast
Waste Disposal,
Insured: AMBAC
5.000% 10/01/12	1,875,000	2,048,662
Disposal Total		2,048,662
RESOURCE RECOVERY TOTAL		2,048,662
TAX - BACKED - 47.0%
Local General Obligations - 39.6%
TX Aldine
School District,
Insured: PSFG
5.250% 02/15/15	1,655,000	1,848,701

TX Allen
Independant School District GO,
Series 2004,
Insured: PSFG
5.000% 02/15/17	1,000,000	1,089,040

TX Arlington Independant School District,
Insured: PSFG
5.000% 02/15/16	2,025,000	2,220,919

TX Austin
Independent School District, GO Refunding,
Series 2004,
Insured: PSFG
5.000% 08/01/12	4,000,000	4,411,280

TX Barbers Hill
Independent School District, GO Refunding,
Series 2003,
Insured: PSFG
5.000% 02/15/22	1,030,000	1,102,275

TX Belton Texas
Independent School District, GO Refunding,
Series 1998,
Insured: PSFG
5.250% 08/15/08	2,585,000	2,763,158

TX Brownwood
Independent School District, GO Refunding,
Insured: FGIC
5.250% 02/15/17	1,310,000	1,467,474

	Par ($)	Value ($)
Municipal Bonds - (continued)
TAX - BACKED - (continued)
Local General Obligations - (continued)
TX Eagle MTN & Saginaw
Independent School District, GO Refunding,
Insured: PSFG
5.000% 8/15/2014	2,000,000	2,216,879

TX El Paso
Refunding GO,
5.250% 08/15/14	2,000,000	2,255,479

TX Carrollton
Farmers Brh Independent School District GO,
Insured: MBIA
5.000% 02/15/14	1,280,000	1,414,298

TX Cedar Hill
Independent School District GO, Series 2000:
Insured: PSFG
(b) 08/15/16	4,115,000	2,265,801
(b) 08/15/17	2,840,000	1,460,470

TX Corpus Christi GO,
Series 2002,
Insured: FSA
5.500% 09/01/15	1,655,000	1,857,622

TX Dallas County GO,
Series 2000,
5.000% 08/15/09	1,045,000	1,126,123

TX Fort Bend
Independent School District GO,
Series 2000,
Insured: PSFG
5.250% 08/15/19	1,000,000	1,088,750

TX Garland GO,
Series 1998,
5.000% 02/15/12	1,905,000	1,999,679

TX Grapevine GO,
Series 2000,
Insured: FGIC
5.800% 08/15/19	1,000,000	1,127,750

TX Harlandale
Independent School District, GO Refunding,
Series 2004,
Insured: PSFG
5.250% 08/15/16	4,870,000	5,441,835

TX Harris County,
Revenue Tax and Subordinated Lien Refunding,
Series 2004 B,
Insured: FSA
5.000% 08/15/32	2,000,000	2,172,540

TX Harris County
GO Refunding,
Series 2002,
5.000% 10/01/08	1,120,000	1,192,094

	Par ($)	Value ($)
Municipal Bonds - (continued)
TAX - BACKED - (continued)
Local General Obligations - (continued)
TX Jefferson County
GO Refunding,
Series 2002,
Insured: FGIC
5.750% 08/01/14	1,000,000	1,143,530

TX Johnson City
Independent School District, GO Refunding,
Series 2003,
Insured: PSFG
3.000% 02/15/09	50,000	50,093

TX Klein
Independent School District, GO Refunding,
Series 1999 A,
Insured: PSFG
5.125% 08/01/15	2,000,000	2,145,520

TX La Marque
Independent School District, GO Refunding,
Series 2003,
Insured: PSFG
5.000% 02/15/21	1,740,000	1,869,230

TX Mission Cons Independent School District,
GO Refunding,
Insured: PSFG
5.000% 2/15/17	1,245,000	1,366,549

TX North Harris
Montgomery Community College District Refunding:
Insured: FGIC
5.375% 02/15/16	1,000,000	1,105,610
Insured: MBIA
5.375% 02/15/16	1,500,000	1,630,425

TX Northside
Independent School District, GO Refunding,
Series 2002 A,
5.250% 02/15/20	3,285,000	3,565,539

TX Pflugerville
Independent School District, GO Refunding,
Insured: PSFG
5.000% 08/15/12	1,560,000	1,713,597

TX Plano
Independent School District GO,
Series 2004,
Insured: PSFG
5.000% 02/15/14	3,000,000	3,314,760

TX Richardson
GO Refunding,
5.250% 02/15/13	1,000,000	1,116,399

TX Rio Grande City
Conservative Independent School District GO,
Series 2002,
Insured: PSFG
5.000% 08/15/19	1,190,000	1,285,319

TX San Antonio Tax and Revenue,
5.000% 02/01/09	1,000,000	1,067,390

	Par ($)	Value ($)
Municipal Bonds - (continued)
TAX - BACKED - (continued)
Local General Obligations - (continued)
TX San Antonio GO:
5.000% 02/01/11	1,970,000	2,144,246
Forward, Series 2001,
5.250% 08/01/13	1,480,000	1,661,537
General Improvement:
Series 2003,
5.000% 08/01/09	1,380,000	1,482,617
Series 2005,
5.250% 02/01/12	3,000,000	3,331,469

TX San Benito
Independent School District, GO Refunding,
Insured: PSFG
5.000% 2/15/16	2,260,000	2,488,304

TX Socorro
School District GO,
Insured: PSFG
5.250% 08/15/13	2,500,000	2,801,900

TX South Texas
Community College District GO,
Series 2002,
Insured: AMBAC
5.250% 08/15/10	1,260,000	1,383,215

TX Sugar Land,
GO Refunding,
Series 2003,
Insured: FGIC
5.000% 02/15/11	1,170,000	1,273,370

TX Waxahachie
Independent School District, Capital Appreciation,
GO Un-refunded Balance, Series 2000:
Insured: PSFG
(b) 08/15/15	210,000	124,675
(b) 08/15/17	245,000	128,613

TX Webb County,
GO Refunding,
5.000% 2/1/17	1,600,000	1,755,695

TX West University Place
Permanent Improvement, GO Refunding,
Series 2002,
5.500% 02/01/15	1,440,000	1,603,570

TX White Settlement
Independent School District, GO Refunding,
Series 2003,
Insured: PSFG
5.375% 08/15/19	1,910,000	2,121,322
Local General Obligations Total		84,196,661
Special Non - Property Tax - 3.0%
TX Corpus Christi
Business and Job Developement Corporation,
Sales Tax Revenue, Arena Project, Series 2002:
Insured: AMBAC
5.500% 09/01/14	2,065,000	2,340,925
5.500% 09/01/18	1,250,000	1,408,262

	Par ($)	Value ($)
Municipal Bonds - (continued)
TAX - BACKED - (continued)
Special Non - Property Tax - (continued)
TX Houston, Hotel Occupancy
Tax and Special Revenue,
Series 2001 B:
Insured: AMBAC
5.250% 09/01/19	1,195,000	1,312,170
5.250% 09/01/20	1,265,000	1,369,299
Special Non - Property Tax Total		6,430,656
State General Obligations - 4.4%
TX College Student Loan Authority GO,
Series 1994, AMT,
5.750% 08/01/11	1,000,000	1,001,780

TX Public Finance Authority,
GO Refunding,
Series 1996 C,
6.000% 10/01/06	1,200,000	1,247,940

TX Veterens Housing Assistance,
GO Refunding, Series 1994 C,
6.400% 12/01/09	375,000	383,010

TX Water Development GO,
Series 1997,
5.250% 08/01/28	5,000,000	5,203,450

TX Water Financial Assistance,
Series A,
5.250% 08/01/21	455,000	484,702

WA Motor Vehicle Fuel Tax,
GO Refunding, Series 2001 R-B,
5.000% 09/01/09	1,000,000	1,076,170
State General Obligations Total		9,397,052
TAX - BACKED TOTAL		100,024,369
TRANSPORTATION - 2.1%
Airports - 0.2%
TX Dallas Fort Worth Regional Airport,
Revenue Refunding,
Series 1994 A,
Insured: MBIA
6.000% 11/01/09	500,000	501,275
Airports Total		501,275
Toll Facilities - 1.9%
TX Central Texas
Regional Mobility Authority Revenue,
Subordinated Bond Anticipation Notes,
5.000% 01/01/08	2,000,000	2,098,720

TX Harris County, Toll Road Revenue:
Refunding, Series 2002,
Insured: FSA
5.375% 08/15/11	735,000	821,516
Senior Lien, Refunding, Series 2002,
Insured: FSA
5.375% 08/15/10	1,000,000	1,105,650
Toll Facilities Total		4,025,886
TRANSPORTATION TOTAL		4,527,161
UTILITIES - 17.0%
Investor Owned - 1.9%
TX Redeemable River Authority, Pollution Control Revenue,
Southwestern Public,
Insured: AMBAC
5.200% 07/01/11	4,000,000	4,088,079
Investor Owned Total		4,088,079

	Par ($)	Value ($)
Municipal Bonds - (continued)
UTILITIES - (continued)
Municipal Electric - 9.5%
TN Metropolitan Government,
Nashville and Davidson County Electric Revenue,
Series 1998B,
5.500% 05/15/13	1,000,000	1,142,350

TX Austin Electric Utility Systems, Revenue Refunding:
Seires 2002,
Insured: FSA
5.500% 11/15/12	3,410,000	3,861,620
Series 2002 A
Insured: AMBAC
5.500% 11/15/13	2,000,000	2,281,560

TX Austin Utility Systems, Revenue Refunding,
Series 1992,
Insured: AMBAC
(b) 11/15/09	2,500,000	2,169,250

TX Lower Colorado River Authority, Revenue Refunding,
Series B,
Insured: FSA
6.000% 05/15/08	3,000,000	3,252,930

TX Sam Rayburn Texas Municipal Power Agency,
Revenue Refunding,
Series 2002,
6.000% 10/01/16	3,000,000	3,306,810

TX San Antonio Electric and Gas Systems:
GO Refunding,
Series 1998 A,
5.250% 02/01/16	1,500,000	1,613,040
Revenue Refunding,
5.250% 02/01/12	2,250,000	2,494,395
Municipal Electric Total		20,121,955
Water & Sewer - 5.6%
TX Corpus Christi, Utility System,
Revenue Refunding,
Series 2002,
Insured: FSA
5.000% 07/15/14	1,000,000	1,093,080

TX Dallas Waterworks and Sewer System,
Revenue Refunding:
Series 2001,
5.000% 10/01/12	1,300,000	1,407,081
Series 2002,
5.500% 10/01/12	1,000,000	1,123,210

TX Houston, Area Water Corporation Contract Revenue,
Northeast Water Purification Project,
Series 2002,
Insured: FGIC
5.500% 03/01/18	3,000,000	3,337,019

TX Houston, Utility Systems Revenue Refunding,
Combined First Lien,
Series 2004 A,
Insured: MBIA
5.250% 05/15/14	2,265,000	2,549,416

	Par ($)	Value ($)
Municipal Bonds - (continued)
UTILITIES - (continued)
Water & Sewer - (continued)
TX McKinney
Waterworks and Sewer System Revenue,
Certificates Obligations,
Insured: FGIC
5.250% 08/15/17	1,125,000	1,266,029

TX Nueces River Authority,
Texas Water Supply Revenue Refunding Facilities,
Corpus Christi Project,
Insured: FSA
5.000% 07/15/15	1,000,000	1,110,679
Water & Sewer Total		11,886,514
UTILITIES TOTAL		36,096,548
Total Municipal Bonds
(Cost of $198,626,552)		209,021,617

	Shares	Value ($)
Investment Company - 0.8%
Nations Tax-Exempt Reserves, Capital Class (c)	1,602,995	1,602,990
Total Investment Company
(Cost of $1,602,993)		1,602,990
Total Investments - 99.1%
(Cost of $200,229,545) (d)		210,624,607
Other Assets & Liabilities, Net – 0.9%		1,978,123
Net Assets – 100.0%		212,602,730

Notes to Investment Portfolio:
*	Securities valuation

Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which considers such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.  Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds’ prospectus.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold.  Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(d)	Cost for federal income tax purposes is $200,229,545.

Unrealized appreciation and depreciation at June 30, 2005 based on cost investments for federal income tax purposes was:

		Net Unrealized
Unrealized	Unrealized	Appreciation
Appeciation	Depreciation	/Depreciation
$10,562,940	$167,878	$10,395,062

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guaranteed

INVESTMENT PORTFOLIO
June 30, 2005 (Unaudited)	Nations Virginia Intermediate Municipal Bond Fund

	Par ($)	Value ($)*
Municipal Bonds - 95.9%
EDUCATION - 2.9%
Education - 2.9%
FL Volusia County
Florida Educational Facilities Authority Revenue,
Series 1996 A,
6.125% 10/15/16	2,100,000	2,204,811

VA Roanoke County
Virginia Industrial Development Revenue\Hollins College Project,
Series 1998,
5.200% 03/15/17	1,115,000	1,170,750

VA Staunton
Virginia Industrial Development Authority,
Educational Facilities Revenue,
Mary Baldwin College Project,
Series 1996,
6.600% 11/01/14	3,535,000	3,690,822

VA Virginia State Public School Authority,
Un-refunded Balance, Refunding School Financing, Series A,
4.875% 08/01/14	1,095,000	1,169,831
4.875% 08/01/14	1,445,000	1,532,725
Education Total		9,768,939
EDUCATION TOTAL		9,768,939
HEALTH CARE - 4.4%
Hospitals - 4.4%
AZ University Medical Center Corp.,
Arizona Hospital Revenue, GO of University,
Series 2004,
5.250% 07/01/14	1,000,000	1,088,990

FL Miami-Dade County Florida Health Authority,
Hospital Revenue Refunding,
Miami Children’s Hospital Project,
Series 2001,
Insured: AMBAC
4.375% 08/15/10	1,195,000	1,257,558

MS State Hospital Facilities and Equipment Authority Revenue,
Forrest County General Hospital Project,
Series 2000,
Insured: FSA
5.625% 01/01/20	1,285,000	1,416,969

VA Arlington County
Virginia Industrial Development Authority,
Hospital Facility Revenue,
Virginia Hospital Center, Arlington Health Systems,
Series 2001,
5.500% 07/01/13	1,000,000	1,101,850

VA Fairfax County
Virginia Industrial Development Authority,
Health Care Revenue Refunding,
Inova Health Systems Project:
Series 1993,
Insured: MBIA
5.250% 08/15/19	1,000,000	1,139,660
Series 1996,
5.500% 08/15/10	500,000	525,210

VA Hanover County
Virginia Industrial Development Authority Revenue:
Bon Secours Health Systems Project, Series 1995,
Insured: MBIA
5.500% 08/15/25	500,000	511,290
Memorial Regional Medical Center Project, Series 1995,
Insured: MBIA
5.500% 08/15/25	1,000,000	1,022,580

VA Medical College of Virginia,
Hospital Authority General Revenue,
Series 1998,
Insured: MBIA
4.800% 07/01/11	1,000,000	1,059,490

	Par ($)	Value ($)
Municipal Bonds - (continued)
HEALTH CARE - (continued)
Hospitals - (continued)

VA Prince William County
Virginia Industrial Development Authority,
Hospital Revenue Refunding,
Potomic Hospital Corporation Project,
Series 1995,
6.550% 10/01/05	345,000	348,015

VA Roanoke
Virginia Industrial Development Authority,
Hospital Revenue, Carilion Health System Project,
Series 2002 A,
Insured: MBIA
5.250% 07/01/12	4,000,000	4,441,920

WI State Health and Educational Facilities Revenue,
Agnesian Healthcare Project,
Series 2001,
6.000% 07/01/21	1,000,000	1,081,140
Hospitals Total		14,994,672
HEALTH CARE TOTAL		14,994,672
HOUSING - 3.5%
Multi - Family - 3.2%
VA Alexandria
Virginia Redevelopment and Housing Authority,
Multi-Family Housing Mortgage Revenue,
Buckingham Village Apartments Project,
Series 1996 A,
6.050% 07/01/16	2,000,000	2,050,340

VA State Housing Development Authority Revenue,
Rental Housing Project,
Series 2000 B, AMT,
5.875% 08/01/15	2,655,000	2,812,999

VA Suffolk
Virginia Redevelopment and Housing Authority,
Multi-Family Housing Revenue Refunding,
Windsor Ltd. Partnership Project,
Series 2001,
Mandatory Put 07/01/11 @ 100,
4.850% 07/01/31	5,800,000	6,193,124
Multi - Family Total		11,056,463
Single - Family - 0.3%
VA State Housing Development Authority,
Commonwealth Mortgage Revenue,
Series 2001 D-D-1,
4.750% 07/01/12	1,035,000	1,099,604
Single - Family Total		1,099,604
HOUSING TOTAL		12,156,067
INDUSTRIALS - 1.5%
Chemicals - 0.2%
VA Giles County
Virginia Industrial Development Authority,
Exempt Facility Revenue,
Hoechst Celanese Corporation Project,
Series 1995, AMT,
5.950% 12/01/25	550,000	551,611
Chemicals Total		551,611
Forest Products & Paper - 1.3%
AL Mobile
Alabama Industrial Development Board,
Pollution Control Revenue Refunding, International Paper Co. Project,
Series 1998 B,
4.750% 04/01/10	2,250,000	2,356,875

GA Richmond County Development Authority,
Environmental Improvement Revenue, International Paper Co. Project,
Series 2001 A,
5.150% 03/01/15	1,450,000	1,537,971

MS Warren County
Mississippi Environmental Improvement
Revenue Refunding, International Paper Co. Project,
Series 2000 A, AMT,
6.700% 08/01/18	500,000	552,850
Forest Products & Paper Total		4,447,696
INDUSTRIALS TOTAL		4,999,307

	Par ($)	Value ($)
Municipal Bonds - (continued)
OTHER - 17.8%
Pool / Bond Bank - 4.0%
AK Municipal Bond Bank Authority Revenue,
Series 2003,
Insured: MBIA
5.250% 12/01/18	1,385,000	1,523,265

VA State Resource Authority:
Infrastructure Revenue,
Series 2000 A:
Insured: MBIA
5.500% 05/01/21	1,070,000	1,183,976
5.500% 05/01/22	1,120,000	1,239,302
Series 2001 A,
5.250% 08/01/18	1,205,000	1,310,486
Series B,
5.000% 11/01/18	1,030,000	1,143,155

Virginia Pooled Financing Program:
Series 2003:
5.000% 11/01/18	1,075,000	1,172,793
5.000% 11/01/19	1,125,000	1,226,498
5.000% 11/01/21	1,185,000	1,291,780
5.000% 11/01/22	1,100,000	1,194,765
Infrastucture Revenue,
Series 2002,
5.000% 11/01/13	1,175,000	1,305,918

VA State Resources Authority,
Infrastructure Revenue,
Series 2002 B,
5.000% 11/01/09	1,000,000	1,080,580
Pool / Bond Bank Total		13,672,518
Refunded / Escrowed (a) - 12.9%
MI Southfield Michigan Library Building Authority GO,
Series 2000,
Pre-refunded 05/01/10,
Insured: MBIA
5.500% 05/01/24	2,000,000	2,213,660

VA Arlington County
Virginia Industrial Development Authority,
Facilities Revenue,
The Nature Conservancy Project,
Series 1997 A,
Pre-refunded 07/01/07,
5.450% 07/01/27	1,000,000	1,072,010

VA Arlington Virginia GO,
Series 1999,
State Aid Withholding,
Pre-refunded 06/01/09,
5.250% 06/01/16	3,865,000	4,194,182

VA Biotechnology Research Park Authority,
Lease Revenue,
Biotech Two Project,
Series 1996,
Pre-refunded 09/01/06,
5.300% 09/01/13	1,000,000	1,038,710
VA Chesapeake Bay Bridge and Tunnel Commission,
Virginia District Revenue Bonds,
Pre-refunded 07/01/05,
Insured: FGIC
5.875% 07/01/10	1,125,000	1,147,601

VA Chesapeake Virginia Water and Sewer GO:
Series 1995 A:
Pre-refunded 12/01/05,
5.375% 12/01/20	1,000,000	1,031,540
State Aid Withholding,
Pre-refunded 12/01/05,
7.000% 12/01/09	2,000,000	2,076,560

VA College Building Authority,
Educational Facilities Revenue,
Public Higher Education Financing Program,
Series 1999 A,
Pre-refunded 09/01/09,
5.375% 09/01/12	2,300,000	2,515,050

	Par ($)	Value ($)
Municipal Bonds - (continued)
OTHER - (continued)
Refunded / Escrowed (a) - (continued)
VA Fairfax County Virginia GO,
Series 1998,
State Aid Withholding,
Pre-refunding 04/01/08,
4.800% 04/01/10	1,000,000	1,070,290

VA Fairfax County
Virginia Public Improvement GO,
Series 1999 B,
Pre-refunded 12/01/07,
5.500% 12/01/16	1,000,000	1,083,130

VA Fairfax County
Virginia Water and Sewer Authority,
Water Revenue,
Series 2000,
Pre-refunded 04/01/10,
5.625% 04/01/25	3,000,000	3,370,890

VA Henrico County
Virginia Industrial Development Authority,
Public Facilities Lease Revenue,
Series 1994,
Pre-refunded 08/01/05,
7.000% 08/01/13	500,000	511,900

VA James City County Virginia GO,
Series 1995,
State Aid Withholding,
Pre-refunded 12/15/05,
Insured: FGIC
5.250% 12/15/14	700,000	722,428

VA Loudoun County Virginia GO,
Series 2000 B,
State Aid Withholding,
Pre-refunded 01/01/10,
5.250% 01/01/17	2,600,000	2,868,580

VA Loudoun County
Virginia Public Improvement GO,
Series 2001 C,
State Aid Withholding,
Pre-refunded 11/01/11,
5.000% 11/01/14	510,000	566,513

VA Lynchburg
Virginia Public Improvement GO,
Series 1997,
Pre-refunded 05/01/06,
5.400% 05/01/17	1,140,000	1,188,769

VA Montgomery County
Virginia Industrial Development Authority, Lease Revenue,
Series 2000 B,
Pre-refunded 01/15/11,
Insured: AMBAC
5.500% 01/15/22	2,000,000	2,217,440

VA Portsmouth Virginia GO Refunding,
Series 2001 A,
Pre-refunded 06/01/08,
Insured: FGIC
5.500% 06/01/17	2,680,000	2,878,079

VA State Commonwealth Transportation Board Authority,
Transportation Revenue,
Northern Virginia Transportation District Project,
Series 1996 A,
Pre-refunded 05/15/06,
5.125% 05/15/21	2,345,000	2,419,266

VA State Resource Authority,
Water and Sewer Systems Revenue\Suffolk Project,
Series 1996 A,
Pre-refunded 04/01/07,
5.500% 04/01/17	1,020,000	1,087,993

	Par ($)	Value ($)
Municipal Bonds - (continued)
OTHER - (continued)
Refunded / Escrowed (a) - (continued)
VA Virginia Beach
Virginia Public Improvement GO,
Series 2000,
Pre-refunded 03/01/10,
5.500% 03/01/18	3,805,000	4,245,467

VA Virginia Beach,
Virginia Public Improvement GO,
Series 2000,
Pre-refunded 03/01/10,
5.500% 03/01/17	3,060,000	3,414,225

VA Washington County
Virginia Industrial Development Authority,
Hospital Facility Revenue Refunding,
Johnston Memorial Hospital Project,
Series 1995,
Pre-refunded 07/01/05,
6.000% 07/01/14	1,000,000	1,020,090
Refunded / Escrowed Total		43,954,373
Tobacco - 0.9%
VA Tobacco Settlement Management Revenue,
5.500% 06/01/26	3,000,000	3,077,099
Tobbaco Total		3,077,099
OTHER TOTAL		60,703,990
RESOURCE RECOVERY - 4.2%
Disposal - 3.1%
VA Arlington County
Virginia Industrial Development Authority Revenue,
Ogden Martin Systems of Union-Alexandria/Arlington Project,
Series 1998 B AMT:
Insured: FSA
5.250% 01/01/09	3,280,000	3,501,859
5.250% 01/01/10	1,855,000	1,972,217

VA Southeastern Public Service Authority, Revenue Refunding,
Series 1993 A,
Insured: MBIA
5.100% 07/01/08	5,000,000	5,321,550
Disposal Total		10,795,626
Resource Recovery - 1.1%
VA Fairfax County
Virginia Economic Development Authority,
Resources Recovery Revenue Refunding,
Series 1998 A, AMT,
Insured: AMBAC
6.050% 02/01/09	3,385,000	3,700,042
Resource Recovery Total		3,700,042
RESOURCE RECOVERY TOTAL		14,495,668
TAX - BACKED - 49.2%
Local Appropriated - 3.2%
VA Arlington County
Virginia Industrial Development Authority, Lease Revenue:
Virginia Capital Project, Series 2004,
5.000% 08/01/17	1,205,000	1,324,910
Virginia Capital Project, Series 2004,
Series 2004,
5.000% 08/01/18	1,205,000	1,319,065

VA Fairfax County
Virginia Economic Development Authority,
Facilities Revenue,
School Board Administration Building Project I-A,
5.000% 04/01/19	1,380,000	1,515,005

VA Hampton Roads Virginia Regional Jail Authority,
Regional Jail Facility Revenue,
Series 2004:
Insured: MBIA
5.000% 07/01/14	1,750,000	1,946,928
5.000% 07/01/15	1,685,000	1,863,661
5.000% 07/01/16	1,930,000	2,123,733

VA Prince William County
Virginia Industrial Development Authority,
Lease Revenue, ATCC Project,
Series 1996,
6.000% 02/01/14	1,000,000	1,030,490
Local Appropriated Total		11,123,792

	Par ($)	Value ($)
Municipal Bonds - (continued)
TAX - BACKED - (continued)
Local General Obligations - 22.7%
TX Arlington Independant School District,
Insured: PSF
5.000% 04/01/24	2,865,000	3,142,189

VA Arlington County
Virginia GO Refunding:
Series 1993,
6.000% 06/01/12	3,285,000	3,855,112
Series B,
5.000% 11/01/10	1,000,000	1,098,940

VA Chesapeake
Virginia GO Refunding,
Series 1993,
5.125% 12/01/05	6,195,000	6,260,667

VA Chesapeake
Virginia GO,
Series 1998,
State Aid Withholding,
4.650% 08/01/11	1,000,000	1,061,400

VA Chesterfield County,
Virginia Public Improvement GO,
5.000% 01/01/17	3,995,000	4,462,214

VA Fairfax County
Virginia GO,
Series 2002 A
State Aid Withholding
5.000% 06/01/10	5,000,000	5,460,050

VA Hampton,
Virginia Public Improvement GO Refunding,
5.000% 02/01/15	1,275,000	1,413,439

VA Henrico County
Virginia GO,
Series 2002,
5.000% 04/01/15	1,300,000	1,429,402

VA James City County
Virginia Public Improvement GO Refunding,
Series 2003:
5.000% 12/15/12	2,335,000	2,591,103
5.000% 12/15/13	2,175,000	2,426,038

VA Loudoun County
Virginia GO Refunding:
Series 1998 B,
State Aid Withholding,
5.250% 12/01/15	1,000,000	1,152,890
Series A,
State Aid Withholding,
5.000% 07/01/09	3,245,000	3,503,334

VA Newport News
Virginia GO,
Series 1998,
5.000% 03/01/18	1,000,000	1,066,170

VA Norfolk
Virginia Capital Improvement GO Refunding,
Series 2002 B,
Insured: FSA
5.250% 07/01/11	4,960,000	5,528,515

VA Norfolk
Virginia GO Refunding, Series 2003,
Insured: FSA
4.000% 12/01/08	3,770,000	3,914,353

VA Norfolk
Virginia Un-refunded Balance,
Refunding Capital Improvement:
Insured: FGIC
5.000% 07/01/11	1,050,000	1,124,171
5.000% 07/01/13	475,000	508,553
5.000% 07/01/11	2,450,000	2,616,476
5.000% 07/01/13	525,000	560,673

	Par ($)	Value ($)
Municipal Bonds - (continued)
TAX - BACKED - (continued)
Local General Obligations - (continued)
VA Portsmouth
Virginia GO Refunding,
Series 2003:
Insured: FSA
5.000% 07/01/17	4,385,000	4,857,045
5.000% 07/01/19	2,060,000	2,261,818

VA Portsmouth
Virginia GO Un-refunded Balance,
Series 2001 A,
Insured: FGIC
5.500% 06/01/17	1,030,000	1,097,867

VA Richmond
Virginia GO Refunding,
Series 1995 B,
State Aid Withholding,
Insured: FGIC
5.000% 01/15/21	1,000,000	1,029,440

VA Richmond
Virginia Public Improvement GO Refunding,
Series 1999 A,
Insured: FSA
5.000% 01/15/19	2,855,000	3,091,423

VA Richmond Virginia
Public Improvement GO:
Series 1993 B,
State Aid Withholding,
5.500% 07/15/09	1,430,000	1,568,238
Series 2002 A,
Insured: FSA
5.250% 07/15/11	2,150,000	2,397,487

VA Spotsylvania County
Virginia GO Refunding,
Series 1998:
Insured: FSA
4.400% 07/15/06	1,900,000	1,935,245
4.400% 07/15/07	2,000,000	2,068,200

VA Virginia Beach,
Virginia Public Improvement Refunding GO,
Series B,
5.000% 05/01/13	1,305,000	1,449,410

VA Virginia Beach
Virginia GO Refunding,
Series 1993,
5.400% 07/15/08	2,300,000	2,470,936
Local General Obligations Total		77,402,798
Special Non - Property Tax - 1.5%
IL Metropolitan Pier And Exposition Authority,
Illinois Dedicated State Tax Revenue,
Refunding Mccormick Plant Expansion,
Series 2002 B,
Insured: MBIA
5.250% 06/15/11	4,500,000	4,979,520
Special Non - Property Tax Total		4,979,520
State Appropriated - 6.6%
AZ School Facilities Board Revenue,
State School Improvement,
Series 2002,
5.250% 07/01/14	2,030,000	2,273,681

VA College Building Authority,
Educational Facilities Revenue,
21st Century Catalogue and Equipment Program Project,
Series 2002 A,
5.000% 02/01/15	1,270,000	1,380,376

VA Commonwealth Transportation Board Authority,
Transportation Revenue:
Oak Grove Connector Project,
Series 1997 A,
5.250% 05/15/22	1,000,000	1,045,280

	Par ($)	Value ($)
Municipal Bonds - (continued)
TAX - BACKED - (continued)
State Appropriated - (continued)
U.S. Route 58 Corridor Development Project,
Series 1997 C:
Insured: MBIA
5.000% 05/15/13	3,375,000	3,536,561
5.125% 05/15/19	1,245,000	1,303,801
Series 2002 B,
5.000% 05/15/08	1,500,000	1,589,655

VA Port Authority
Commonwealth Port Fund Revenue:
Series 1996, AMT,
5.550% 07/01/12	2,465,000	2,542,130
Series 1997, AMT,
Insured: MBIA
5.650% 07/01/17	1,000,000	1,052,750
Port Facilities Revenue,
Series 2003:
Insured: MBIA
5.125% 07/01/14	1,360,000	1,497,360
5.125% 07/01/15	1,430,000	1,566,122
5.250% 07/01/17	1,585,000	1,739,078

VA State Public Building Authority,
Public Facilities Revenue,
Series 2002 A,
5.000% 08/01/14	2,790,000	3,074,663
State Appropriated Total		22,601,457
State General Obligations - 15.2%
CT Connecticut State GO,
Series 2001 G,
5.000% 12/15/11	1,900,000	2,096,118

VA Biotechnology Research Park Authority, Lease Revenue,
Consolidated Laboratories Project,
Series 2001,
5.125% 09/01/16	1,100,000	1,201,552

VA Biotechnology Research Park Authority,
Lease Revenue,
Biotech Two Project,
Series 1996,
5.750% 09/01/05	1,210,000	1,216,365

VA College Building Authority,
Educational Facilities Revenue,
University Richmond Project,
Series 2002 A,
Mandatory Put 03/01/09 @ 100
5.000% 03/01/32	5,000,000	5,316,700

VA College Building Authority,
Educational Facilities Revenue,
Public Higher Education Financing Program,
Series 2003 A,
5.000% 09/01/11	1,800,000	1,982,772

VA State GO,
Series 2004 B,
5.000% 06/01/16	9,205,000	10,247,282

VA State GO:
Refunding, Series 2004 B,
5.000% 06/01/15	7,725,000	8,645,588
Series 2002,
4.000% 06/01/09	10,230,000	10,667,025
Series 2003 A,
5.000% 06/01/08	5,000,000	5,315,900

WA State Motor Vehicle Fuel Tax GO,
Series 1997 F,
5.375% 07/01/22	5,035,000	5,240,831
State General Obligations Total		51,930,133
TAX - BACKED TOTAL		168,037,700
TRANSPORTATION - 2.0%
Air Transportation - 0.6%
TN Memphis Shelby County
Airport Authority Special Facilities Revenue Refunding,
Federal Express Corp. Project,
Series 2001,
5.000% 09/01/09	2,000,000	2,109,780
Air Transportation Total		2,109,780

	Par ($)	Value ($)
Municipal Bonds - (continued)
TRANSPORTATION - (continued)
Air Transportation - (continued)
Airports - 1.1%
DC Metropolitain Washington District of Columbia Airport Authority,
Virginia General Airport,
Revenue Refunding,
Series 1998 B, AMT,
Insured: MBIA
5.250% 10/01/10	1,000,000	1,063,990

FL Hillsborough County
Florida Aviation Authority Revenue Refunding,
Tampa International Airport,
Series 2003 D,
Insured: MBIA
5.500% 10/01/10	2,265,000	2,490,208
Airports Total		3,554,198
Toll Facilities - 0.3%
VA Richmond
Virginia Metropolitan Authority Expressway Revenue,
Series 1998,
Insured: FGIC
5.250% 07/15/17	1,000,000	1,132,820
Toll Facilities Total		1,132,820
TRANSPORTATION TOTAL		6,796,798
UTILITIES - 10.4%
Investor Owned - 0.6%
KS Burlington
Kansas Environmental Improvement Revenue Refunding,
Power and Light Project,
Series 1998 K,
Mandatory Put 10/01/07@ 100
4.750% 09/01/15	2,000,000	2,054,560
Investor Owned Total		2,054,560
Joint Power Authority - 0.3%
WA Northwest Washington Energy,
Northwest Electric Revenue Refunding,
Columbia Generating,
Series 2002 A,
Insured: MBIA
5.750% 07/01/18	1,000,000	1,130,720
Joint Power Authority Total		1,130,720

Municipal Electric - 0.7%
TX Sam Rayburn
Texas Municipal Power Agency Revenue Refunding,
Series 2002,
6.000% 10/01/16	2,000,000	2,204,540
Municipal Electric Total		2,204,540
Water & Sewer - 8.8%
TX Trinity River Authority,
Texas Water Revenue Refunding,
Tarrant County Water Project,
Series 2003,
Insured: MBIA
5.500% 02/01/14	2,795,000	3,150,049

VA Beach
Virginia Water and Sewer Revenue,
Series 2000:
5.250% 08/01/18	1,935,000	2,105,570
5.250% 08/01/19	2,035,000	2,214,385

VA Chesterfield County
Virginia Water and Sewer Authority,
Revenue Refunding,
Series 1992,
6.200% 11/01/05	265,000	265,798

VA Fairfax County
Virginia Water and Sewer Authority,
Water Revenue, Un-refunded Balance,
Series 1992,
6.000% 04/01/22	3,000,000	3,211,499

VA Fairfax County
Virginia Water and Sewer Authority,
Water Revenue,
Series 2005 B,
5.250% 04/01/19	1,835,000	2,115,718

	Par ($)	Value ($)
Municipal Bonds - (continued)
UTILITIES - (continued)
Water & Sewer - (continued)
VA Norfolk
Virginia Water Revenue,
Series 1995,
Insured: MBIA
5.700% 11/01/10	2,000,000	2,059,980

VA Prince William County
Virginia Service Authority,
Water and Sewer System Revenue Refunding,
Series 2003,
5.000% 07/01/13	3,350,000	3,725,267

VA State Resource Authority,
Sewer Systems Revenue Refunding:
Harrisonburg-Rockingham Project,
Series 1998,
5.000% 05/01/18	2,970,000	3,137,538
Hopewell Regional Wastewater Facilities Project,
Series 1995 A, AMT,
6.000% 10/01/15	1,750,000	1,797,162

VA Virginia Beach
Virginia Water & Sewer Revenue,
Series 2000:
5.250% 08/01/17	1,790,000	1,947,788
5.250% 08/01/20	2,145,000	2,310,144

Virginia State Resources Authority,
Systems Revenue Refunding,
Series 1998,
5.000% 05/01/22	2,000,000	2,098,360
Water & Sewer Total		30,139,258
UTILITIES TOTAL		35,529,078
Total Municipal Bonds
(Cost of $314,202,126)		327,482,219

	Shares	Value ($)
Investment Company - 3.1%
Nations Tax-Exempt Reserves, Capital Class (b)	10,635,995	10,635,990
Total Investment Company
(cost of $10,635,993)		10,635,990
Total Investments - 99.0%
(cost of $324,838,119) (c)		338,118,209
Other Assets & Liabilities, Net - 1.0%		3,338,620
Net Assets – 100.0%		341,456,829

Notes to Investment Portfolio:
*	Securities valuation

Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which considers such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.  Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds’ prospectus.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold.  Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(c)	Cost for federal income tax purposes is $324,838,119.

Unrealized appreciation and depreciation at June 30, 2005 based on cost investments for federal income tax purposes was:

Unrealized Appeciation	Unrealized Depreciation	Net Unrealized Appreciation /Depreciation
$13,770,202	$490,112	$13,280,090

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	MBIA Insurance Corp.

INVESTMENT PORTFOLIO
June 30, 2005 (Unaudited)	Nations Kansas Municipal Income Fund

	Par ($)	Value ($)*
Municipal Bonds - 100.4%
EDUCATION - 11.1%
Education - 11.1%
KS State Development Finance Authority Revenue:
Board of Regents Scientific Research,
Sereis 2003,
Insured: AMBAC
5.000% 10/01/19	2,000,000	2,178,320
Regents-Wichita University Project,
Series 2000 B,
Insured: AMBAC
5.900% 04/01/15	2,000,000	2,236,979

KS State Development Finance Authority Revenue,
Kansas State Projects, Series 2001,
Insured: AMBAC
5.500% 03/01/16	1,020,000	1,127,895

KS Washburn University Topeka Living Learning,
Insured: AMBAC
5.000% 07/01/18	900,000	985,284
Education Total		6,528,478
EDUCATION TOTAL		6,528,478
HEALTH CARE - 12.2%
Hospitals - 12.2%
KS Lawrence Memorial Hospital,
5.250% 07/01/11	1,005,000	1,085,078

KS Manhattan,
Hospital Revenue,
Mercy Health Care Center,
Series 2001,
Insured: FSA
5.250% 08/15/10	1,005,000	1,098,806

KS State Development Finance Authority Revenue,
Sisters of Charity Leavenworth Project,
Series 1998,
Insured: MBIA
5.000% 12/01/14	955,000	1,013,618

KS State Development Finance Authority,
Health Facilities Revenue:
Hays Medical Center, Inc. Project,
Series 1997 B,
Insured: MBIA
4.900% 11/15/05	670,000	675,735
Stormont-Vail Healthcare, Inc. Project,
Series 1996 F:
Insured: MBIA
5.600% 11/15/07	740,000	766,766
5.750% 11/15/09	500,000	518,815
St. Luke’s/ Shawnee Mission Project,
Series 1996 N,
Insured: MBIA
4.700% 11/15/05	605,000	609,580

KS Universiy Hospital Authority Revenue,
Kansas University Health System Project,
Series 1999 A,
Insured: AMBAC
5.350% 09/01/12	1,265,000	1,363,910
Hospitals Total		7,132,308
HEALTH CARE TOTAL		7,132,308

	Par ($)	Value ($)
Municipal Bonds - (continued)
HOUSING - 4.2%
Multi - Family - 2.7%
NC Medical Care Commission Revenue,
Health Care Housing Arc Projects,
5.500% 10/01/24	1,575,000	1,598,278
Multi - Family Total		1,598,278
Single - Family - 1.5%
KS Sedgwick and Shawnee Counties,
Single Family Revenue,
Mortgage Backed Securities Program,
Series 2003, AMT,
Insured: GNMA
6.050% 06/01/27	820,000	887,206
Single - Family Total		887,206
HOUSING TOTAL		2,485,484
OTHER - 12.0%
Pool / Bond Bank - 3.9%
KS State Development Finance Authority,
Revenue Refunding, Water Pollution Revolving Fund:
5.500% 11/01/13	1,000,000	1,137,929
5.500% 11/01/15	1,000,000	1,133,900
Pool / Bond Bank Total		2,271,829
Refunded / Escrowed (a) - 8.1%
KS Shawnee County Health Care Facilitiess, Revenue Refunding,
Menninger Foundation Project,
Series 1995,
Pre-refunded 08/15/05,
Insured: FSA
5.100% 08/15/09	500,000	501,595

KS State Development Finance Authority,
Health Facilities Revenue:
St. Luke’s/ Shawnee Mission Project,
Series 1996 N,
Pre-refunded 11/15/05,
Insured: MBIA
4.700% 11/15/05	620,000	624,966
Stormont-Vail Healthcare Inc. Project,
Series 1996 G:
Pre-refunded 11/15/06,
Insured: MBIA
5.700% 11/15/08	890,000	926,196
5.750% 11/15/09	730,000	760,185

KS State Development Water Supply Revolving Loan,
Pre-refunded 10/01/10,
Insured: AMBAC
5.750% 04/01/15	1,715,000	1,936,304
Refunded / Escrowed Total		4,749,246
OTHER TOTAL		7,021,075
TAX - BACKED - 44.6%
Local Appropriated - 3.7%
KS Johnson County,
Park and Recreation District, Certificates of Partnership,
Series 2003 A,
Insured: MBIA
4.000% 09/01/15	100,000	102,045

KS Wyandotte County,
Unified School District Number 500,
Series 2002,
Insured: FSA
5.000% 09/01/20	1,890,000	2,091,398
Local Appropriated Total		2,193,443

	Par ($)	Value ($)
Municipal Bonds - (continued)
TAX - BACKED - (continued)
Local General Obligations - 35.4%
AK North Slope Borough,
Capital Appreciation GO,
Series B,
Insured: MBIA
(b) 06/30/09	2,000,000	1,755,260

KS Butler & Sedgwick Counties,
Unified School District Number 385 GO,
Series 2000,
Insured: FSA
6.000% 09/01/13	1,380,000	1,627,517

KS Ford County,
Dodge Unified School District Number 443, GO Refunding,
Series 2002,
Insured: FGIC
5.000% 03/01/13	1,600,000	1,772,624

KS Johnson County:
Unified School District Number 21, GO Refunding, Series 2001 A,
Insured: FSA
5.500% 10/01/15	50,000	58,315
Unified School District Number 232,
Insured: MBIA
5.000% 09/01/15	150,000	166,678

KS Leavenworth County,
Unified School District Number 464,
Insured: MBIA
5.000% 09/01/19	1,030,000	1,132,485

KS Lenexa,
GO Refunding, Series 2003 A,
5.000% 09/01/11	1,000,000	1,102,130

Public Improvement, Revenue Refunding, Series 2003 A,
5.000% 09/01/12	1,000,000	1,106,090

KS Montgomery County, Unified School District Number 445,
Series 2002,
Insured: FGIC
6.250% 04/01/12	1,065,000	1,251,258

KS Reno County,
Unified School District No 313 GO, Series 1996 B:
Insured: FSA
5.900% 09/01/08	860,000	938,174
5.900% 09/01/09	925,000	1,029,358
5.900% 09/01/10	995,000	1,126,569

KS Saline County, Unified School District Number 305 Salina,
GO Refunding,
Series 1999,
Insured: FSA
5.250% 09/01/13	1,010,000	1,077,135

KS Sedgwick County, Unified School District Number 259 Wichita,
Insured: MBIA
5.000% 09/01/15	1,000,000	1,119,470

KS Sedgwick County, Unified School District Number 262,
Series 2003, GO,
Insured: FSA
5.000% 11/01/09	500,000	540,290

	Par ($)	Value ($)
Municipal Bonds - (continued)
TAX - BACKED - (continued)
Local General Obligations - (continued)

KS Sedgwick County, Unified School District Number 264 Clearwater,
Series 2003, GO,
Insured: FGIC
5.125% 09/01/10	550,000	603,075

KS Shawnee County, GO Refunding and Improvement:
Series 1998 A,
5.125% 09/01/10	1,320,000	1,440,120
Series 2002,
Insured: FSA
5.250% 09/01/17	1,660,000	1,836,059
KS Shawnee County, Unified School District Number 501 Topeka,
Series 2002, GO,
5.000% 02/01/14	1,000,000	1,095,900
Local General Obligations Total		20,778,507
Special Non - Property Tax - 5.1%
KS Douglas County,
Revenue Refunding:
Sales Tax, Series 2004 A,
Insured: AMBAC
4.550% 08/01/05	540,000	540,907
Sales Tax GO, Series 1999,
Insured: AMBAC
5.000% 02/01/13	1,025,000	1,134,911

KS Wichita,
Series 2003-772, GO,
Insured: FGIC
4.250% 09/01/16	1,260,000	1,305,120
Special Non - Property Tax Total		2,980,938
State General Obligations - 0.4%
Virgin Islands Public Finance Authority Revenue,
Senior Lien Matching Fund Loan Note A,
5.000% 10/01/10	200,000	214,270
State General Obligations Total		214,270
TAX - BACKED TOTAL		26,167,158
TRANSPORTATION - 7.0%
Air Transportation - 1.0%
OH Dayton, Special Facilities Revenue,
Air Freight Corp. Project,
Series 1988 D, AMT,
6.200% 10/01/09	500,000	555,049
Air Transportation Total		555,049
Toll Facilities - 6.0%
KS State Turnpike Authority Revenue,
Series 2002:
Insured: FSA
5.250% 09/01/15	1,855,000	2,122,639
5.250% 09/01/16	1,230,000	1,415,238
Toll Facilities Total		3,537,877
TRANSPORTATION TOTAL		4,092,926
UTILITIES - 9.3%
Joint Power Authority - 1.9%
WA Northwest Washington Energy, Northwest Electric Revenue Refunding,
Columbia Generating,
Series 2002 A,
Insured: MBIA
5.750% 07/01/18	1,000,000	1,130,720
Joint Power Authority Total		1,130,720

	Par ($)	Value ($)
Municipal Bonds - (continued)
UTILITIES - (continued)
Water & Sewer - 7.4%
KS Johnson County,
Water District Number 001, Water Revenue,
Series 2001,
5.000% 12/01/12	1,000,000	1,098,630

KS Wyandotte County, Kansas City Utility System Revenue,
Insured: FSA
5.000% 09/01/32	2,000,000	2,134,739

KS Wichita, Kansas Water & Sewer Utilities Revenue,
5.500% 10/01/14	1,000,000	1,118,460
Water & Sewer Total		4,351,829
UTILITIES TOTAL		5,482,549
Total Municipal Bonds
(Cost of $56,745,863)		58,909,978
Total Investments - 100.4%
(Cost of $56,745,863) (c)		58,909,978
Other Assets & Liabilities, Net – (0.4)%		(226,266)
Net Assets – 100.0%		58,683,712

Notes to Investment Portfolio:

*	Securities valuation

Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which considers such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.  Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds’ prospectus.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold.  Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupons.

(c)	Cost for federal income tax purposes is $56,745,863.

Unrealized appreciation and depreciation at June 30, 2005 based on cost investments for federal income tax purposes was:

		Net Unrealized
Unrealized	Unrealized	Appreciation
Appeciation	Depreciation	/Depreciation
$2,197,038	$32,923	$2,164,115

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
MBIA	MBIA Insurance Corp.

INVESTMENT PORTFOLIO
June 30, 2005 (Unaudited)	Nations California Intermediate Municipal Bond Fund

	Par ($)	Value ($)*
Municipal Bonds - 98.7%
EDUCATION - 4.7%
Education - 4.7%
CA Educational Facilities Authority Revenue,
University of Redlands, Series A,
5.000% 10/01/25	1,250,000	1,313,374

CA Educational Facilities Authority Revenue,
Pitzer College, Series A,
5.000% 4/01/25	1,270,000	1,324,698

CA Infrastructure and Economic Development Bank Revenue,
American Center for Wine Food Arts Project,
Series 1999,
Insured: ACA
5.250% 12/01/08	1,040,000	1,104,802

CA University of California Revenues,
University and College Improvements Revenue,
Series 2003A,
5.000% 05/15/10	2,000,000	2,182,739
Education Total		5,925,613
EDUCATION TOTAL		5,925,613
HEALTH CARE - 7.4%
Continuing Care Retirement - 1.3%
CA ABAG Finance Authority for Non-Profit Corps,
Certificates of Participation Refunding:
American Baptist Homes Project,
Series 1998 A,
5.500% 10/01/07	300,000	309,810
Episcopal Homes Foundation Project,
Series 1998,
5.000% 07/01/07	1,250,000	1,283,762
Continuing Care Retirement Total		1,593,572
Hospitals - 6.1%
CA Health Facilities Finance Authority Revenue,
Cedars-Sinai Medical Center Project,
Series 1999 A,
6.125% 12/01/19	1,000,000	1,098,350

CA Statewide Communities Development Authority Revenue,
Kaiser Permanente, Series E,
3.875% 04/01/32	5,000,000	5,088,900
6.000% 07/01/09	1,465,000	1,535,627
Hospitals Total		7,722,877
HEALTH CARE TOTAL		9,316,449
HOUSING - 3.3%
Multi - Family - 3.3%
CA ABAG Finance Authority for Non-Profit Corporations,
Multi-Family Revenue Refunding, Series 2000 B,
6.250% 08/15/30	2,000,000	2,148,359

CA Municipal Mortgage and Equity Tax Exempt Bond,
Subsidiary LLC,
Perpetual Preferred,
Series 2004 A-2,
4.900% 06/30/49 #	2,000,000	2,020,860
Multi - Family Total		4,169,219
HOUSING TOTAL		4,169,219

	Par ($)	Value ($)
Municipal Bonds - (continued)
OTHER - 6.8%
Refunded / Escrowed (a) - 6.0%
CA Chaffey, California High School District GO,
Series 2000B,
Pre-refunded 08/01/10,
Insured: FGIC
5.500% 08/01/14	1,000,000	1,128,560

CA Florin, California Resource Conservative District,
Certificates of Participation,
Elk Grove Water Works Project,
Series 1999A,
Pre-refunded 09/01/09,
6.650% 09/01/19	1,800,000	2,097,990

CA Foothill / Eastern Transportation Corridor Agency,
California Toll Road Revenue,
Senior Lien,
Series A,
Pre-refunded 01/01/10,
7.150% 01/01/13	1,750,000	2,086,017

CA Health Facilities Finance Authority Revenue,
Kaiser Permanente Project,
Series 1998A,
Insured: FSA
5.250% 06/01/12	2,000,000	2,160,340

CA State Department of Water Resources,
Central Valley Project Revenue,
Water Systems,
Series 1998T,
Pre-refunded 12/01/08,
5.500% 12/01/08	20,000	21,764
Refunded / Escrowed Total		7,494,671
Tobacco - 0.8%
CA Golden State Tobacco Securitization Corps.,
Tobacco Settlement Revenue,
Series 2003A-1,
3.400% 06/01/08	1,000,000	991,479
Tobacco Total		991,479
OTHER TOTAL		8,486,150
TAX - BACKED - 52.2%
Local Appropriated - 13.4%
CA Alameda County,
Certificates of Participation Refunding,
Series 2001A,
Insured: MBIA
4.250% 12/01/11	1,000,000	1,060,300

CA Alameda County,
Certificates of Participation Refunding,
Series 2001A,
Insured: MBIA
5.375% 12/01/10	1,000,000	1,113,030

CA Anaheim California Public Financing Authority,
Lease Revenue,
Public Improvements Project,
Series 1997C,
Insured: FSA
6.000% 09/01/11	1,000,000	1,155,340

	Par ($)	Value ($)
Municipal Bonds - (continued)
TAX - BACKED - (continued)
Local Appropriated - (continued)
CA Kings River Conservative District Revenue,
CA Kings River Conservative District Revenue,
Peaking Project,
Series 2004,
5.000% 05/01/14	3,135,000	3,430,473

CA Los Angeles California,
Municipal Improvement Corporate Lease Revenue,
Special Tax-Police Emergency Projects,
Series 2002G,
Insured: FGIC
5.250% 09/01/13	1,500,000	1,689,930

CA Los Angeles County California,
Lease Revenue Refunding,
Series 2002B,
Insured: AMBAC
6.000% 12/01/12	1,000,000	1,171,710

CA Oakland California, J.T. Powers Financing Authority,
Lease Revenue Refunding,
Oakland Convention Centers,
Series 2001,
Insured: AMBAC
5.500% 10/01/11	3,000,000	3,395,310

CA Riverside County California
Capital Improvement, Family Law, Series A,
Certificates of Participation Refunding,
5.000% 11/1/17	1,465,000	1,614,048

CA San Jose California Financing Authority,
Lease Revenue,
Convention Center Project,
Series 2001F,
Insured: MBIA
5.000% 09/01/15	1,000,000	1,086,590

CA State Public Works Board Lease Revenue,
University of California Institute, Project C,
5.000% 04/01/16	1,000,000	1,102,119
Local Appropriated Total		16,818,850
Local General Obligations - 18.7%
CA Compton, California Community College District GO,
Series 2004A,
Insured: MBIA
5.250% 07/01/17	1,330,000	1,486,621

CA East Bay Municipal Utilities District Wastewater Systems,
Revenue Refunding,
Series 2003F,
Insured: AMBAC
5.000% 04/01/15	1,000,000	1,094,630

CA Los Altos California School District GO,
Series 2001B,
5.000% 08/01/14	1,290,000	1,409,918

CA Los Angeles California Unified School District GO,
Series 2000D,
5.500% 07/01/09	3,500,000	3,845,730

	Par ($)	Value ($)
Municipal Bonds - (continued)
TAX - BACKED - (continued)
Local General Obligations - (continued)
CA Los Angeles County California Community College District,
Series 2003B,
Insured: FGIC
5.000% 08/01/12	500,000	553,805

CA Los Gatos California JT High School District GO:
Series 2002C,
Insured: FSA
5.375% 06/01/13	1,105,000	1,260,263
Series 2005,
Insured: FSA
5.000% 12/01/17	2,000,000	2,200,119

CA Lucia Mar Unified School District California GO,
Election 2004,
Insured: FGIC
5.250% 08/01/20	1,230,000	1,365,915

CA San Berardino,
Insured: FSA
5.000% 08/01/17	3,000,000	3,323,070

CA San Ramon Valley California Unified School District GO,
Election 2002,
Series 2004,
Insured: FSA
5.250% 08/01/16	1,800,000	2,028,366

CA Santa Clara County California East Side Union High School District,
GO Refunding,
Series 2003B,
Insured: MBIA
4.200% 02/01/11	1,000,000	1,057,950

CA State Center California Community College District GO,
Election 2002,
Series A,
Insured: MBIA
5.250% 08/01/22	965,000	1,063,054

Yosemite California Community College District GO,
Election 2004,
Series A,
Insured: FGIC
5.000% 08/01/16	2,505,000	2,790,368
Local General Obligations Total		23,479,809
Special Non - Property Tax - 8.6%
CA California State University,
Revenue Refunding Systemwide:
Series 2003A,
Insured: FGIC
5.000% 11/01/12	1,325,000	1,472,473
Series 2004A,
Insured: FSA
5.000% 11/01/13	2,000,000	2,230,040

CA San Francisco California Bay Area Rapid Transportation
District, Sales Tax Revenue, Series 1998
5.500% 07/01/09	3,440,000	3,739,452

	Par ($)	Value ($)
Municipal Bonds - (continued)
TAX - BACKED - (continued)
Special Non - Property Tax - (continued)
CA San Mateo County California Transit District,
Series 1997A,
Insured: MBIA
5.000% 06/01/13	1,180,000	1,311,381

CA State Economic Recovery GO,
Series 2004 A, AMT,
Insured: FGIC
5.250% 07/01/14	1,870,000	2,125,498
Special Non - Property Tax Total		10,878,844
Special Property Tax - 8.7%
CA Culver City California Redevelopment Finance Authority,
Revenue Refunding, Tax Allocation,
Series 1993,
Insured: AMBAC
5.500% 11/01/14	2,025,000	2,288,452

CA Indian Wells California Redevelopment Agency Tax Allocation,
Consolidated Whitewater Project,
Series 2003A,
Insured: AMBAC
5.000% 09/01/14	1,455,000	1,605,258

CA Oakland California Redevelopment Agency Tax Allocation,
Center District Redevelopment Project,
Series 1992,
Insured: AMBAC
5.500% 02/01/14	3,700,000	4,163,351
Series 2003,
Insured: FGIC
5.500% 09/01/12	1,500,000	1,706,010

CA Redwood City California Redevelopment Agency,
Tax Allocation Revenue,
Redevelopment Project Area No. 2,
Series 2003A,
Insured: AMBAC
5.250% 07/15/13	1,000,000	1,125,300
Special Property Tax Total		10,888,371
State Appropriated - 1.9%
CA State,
5.000% 05/01/15	1,000,000	1,108,929

CA State Public Works,
5.000% 06/01/15	1,200,000	1,317,324
State Appropriated Total		2,426,253
State General Obligations - 0.9%
PR Commonwealth of Puerto Rico GO,
Series 2004A,
5.250% 07/01/19	1,000,000	1,091,350
State General Obligations Total		1,091,350
TAX - BACKED TOTAL		65,583,477
TRANSPORTATION - 1.8%
Airports - 1.8%
CA San Francisco California City and County Airport Commission,
International Airport Revenue Refunding Second,
Series Issue 29 B,
Insured: FGIC
5.250% 05/01/13	2,000,000	2,246,699
Airports Total		2,246,699
TRANSPORTATION TOTAL		2,246,699

	Par ($)	Value ($)
Municipal Bonds - (continued)
UTILITIES - 22.5%
Independent Power Producers - 4.4%
CA Sacramento California Cogeneration Authority,
Revenue Refunding, Cogeneration Project:
Series 1998,
Insured: MBIA
5.250% 07/01/09	2,000,000	2,153,780
Series 2005,
Insured: AMBAC
5.250% 07/01/15	3,000,000	3,399,239
Independent Power Producers Total		5,553,019
Municipal Electric - 14.0%
CA California State Department of Water Resources,
Power Supply Revenue,
Series 2002 A,
6.000% 05/01/13	2,375,000	2,758,229

CA Los Angeles California Water and Power Revenue,
Series 2001A,
Insured: MBIA-IBC
5.250% 07/01/15	1,300,000	1,436,656

CA Modesto California Irrigation District,
Certificates of Participation,
Series 2001A,
Insured: FSA
5.250% 07/01/18	1,185,000	1,298,179

CA Sacramento California Municipal Utility District,
Electric Revenue,
Series 2003R,
Insured: MBIA
5.000% 08/15/12	1,615,000	1,791,568

CA Southern California Public Power Authority,
Power Project Revenue:
Series 1989,
6.750% 07/01/13	3,000,000	3,601,200
Series 2005 A,
Insured: FSA	2,000,000	2,199,979

CA Walnut California Energy Center Authority Revenue,
Series 2004 A,
Insured: AMBAC
5.000% 01/01/16	2,055,000	2,251,519

PR Puerto Rico Electric Power Authority,
Power Revenue,
Series 1997A,
Insured: MBIA
6.250% 07/01/10	2,000,000	2,297,860
Municipal Electric Total		17,635,190
Water & Sewer - 4.1%
CA Los Angeles County California Sanitation District Financing Authority,
Revenue Capital Project,
Series 2003A,
Insured: FSA
5.000% 10/01/10	1,000,000	1,096,480

CA Metropolitan Water District of Southern California,
Waterworks Revenue,	3,000,000	3,342,480

	Par ($)	Value ($)
Municipal Bonds - (continued)
UTILITIES - (continued)
Water & Sewer - (continued)
CA Orange County California Water District Revenue,
Certificates of Participation
Series 2003B,
Insured: MBIA
5.375% 08/15/17	650,000	722,397
Water & Sewer Total		5,161,357
UTILITIES TOTAL		28,349,566
Total Municipal Bonds
(Cost of $120,156,992)		124,077,173

	Shares	Value ($)
Investment Company - 1.3%
Nations Tax-Exempt Reserves, Capital Class (b)	1,685,995	1,685,990
Total Investment Company
(Cost of $1,685,993)		1,685,990

Total Investments - 100.0%
(Cost of $121,842,985) (c)		125,763,163
Other Assets & Liabilities, Net – 0.0%		7,246
Net Assets – 100.0%		125,770,409

Notes to Investment Portfolio:

*	Securities valuation

Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which considers such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.  Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds’ prospectus.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold.  Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(c)	Cost for federal income tax purposes is $121,842,985.

#

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, this security amounted to $2,020,860, which represents 1.6% of net assets.

Unrealized appreciation and depreciation at June 30, 2005 based on cost investments for federal income tax purposes was:

		Net Unrealized
Unrealized	Unrealized	Appreciation
Appeciation	Depreciation	/Depreciation
$4,066,910	$146,732	$3,920,178

Acronym	Name
ABAG	Association of Bay Area Government
ACA	ACA Financial Guaranty Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IBC	Insured Bond Certificate
MBIA	MBIA Insurance Corp.

Nations Money Market Funds

Nations California Tax-Exempt Reserves

Statement of Net Assets	June 30, 2005 (unaudited)

Principal
Amount		Value*
(000)		(000)
	Corporate obligations – 5.0%
	Commercial paper – 5.0%
$10,000	Los Angeles County, California Metropolitan Transportation Authority	$10,000
	2.090% 07/21/05
16,990	San Diego County	16,990
	2.500% 10/05/05
29,000	San Diego County	29,000
	2.470% 10/03/05
23,000	San Joaquin Transportation Authority, Sales Tax Revenue	23,000
	2.060% 07/19/05
948	San Jose Financing Authority	948
	2.680% 07/01/05
1,011	San Jose Financing Authority	1,011
	2.900% 07/01/05
1,367	San Jose, California Financing Authority, Tax Exempt Lease Revenue	1,367
	2.170% 07/01/05
5,000	University of California	5,000
	2.060% 07/19/05
3,140	University of California	3,140
	2.500% 08/08/05
5,500	University of California	5,500
	2.700% 08/08/05
10,000	University of California	10,000
	2.450% 08/10/05
5,000	University of California	5,000
	2.950% 08/10/05
5,000	University of California	5,000
	2.700% 08/11/05
		56,826
	TOTAL Corporate obligations (Cost $115,956)	115,956

	Municipal bonds and notes – 92.8%
	California – 88.7%
12,000	ABAG Finance Authority for Non-Profit Corporations, California Revenue,	12,000
	Series 2003A, (Societe Generale SBPA),
	2.400% 07/01/08**
8,895	ABN AMRO Munitops Certificates Trust, California, Series 2003, (FGIC	8,895
	Insured, ABN AMRO Bank N.V. SBPA),
	2.310% 08/01/11#
7,590	ABN AMRO Munitops Certificates Trust, California, Series 2004, (FGIC	7,590
	Insured, ABN AMRO Bank N.V. SBPA),
	2.310% 07/01/11**#
7,825	ABN AMRO Munitops Certificates Trust, California, Series 2004, (FSA	7,825
	Insured, ABN AMRO Bank N.V. SBPA),
	2.310% 06/01/12**#
8,575	ABN AMRO Munitops Certificates Trust, California, Series 2004, (MBIA	8,575
	Insured, ABN AMRO Bank N.V. SBPA),
	2.310% 08/01/12#
3,025	Alameda - Contra Costa County, California Schools Financing Authority	3,025
	Certificates of Participation, (Capital Improvements Financing Project)
	Series 1997B, (Scotiabank LOC),
	2.380% 07/01/23**
800	Alameda - Contra Costa County, California Schools Financing Authority	800
	Certificates of Participation, (Capital Improvements Financing Project)
	Series 1997D, (Bank of Nova Scotia LOC),
	2.380% 07/01/18**

995	Alameda - Contra Costa County, California Schools Financing Authority	995
	Certificates of Participation, (Capital Improvements Financing Project)
	Series 2000F, (KBC Bank N.V. LOC),
	2.430% 08/01/23**
620	Alameda - Contra Costa County, California Schools Financing Authority	620
	Certificates of Participation, (Capital Improvements Financing Project)
	Series 2000I, (AMBAC Insured, KBC Bank N.V. SBPA),
	2.380% 08/01/29**
13,690	Alameda - Contra Costa County, California Schools Financing Authority	13,690
	Certificates of Participation, (Capital Improvements Financing Project)
	Series 2000L, (Scotia Bank LOC),
	2.380% 08/01/33**
5,515	Alameda - Contra Costa County, California Schools Financing Authority	5,515
	Certificates of Participation, (Capital Improvements Financing Project)
	Series M, (Scotiabank LOC),
	2.380% 08/01/30**
8,100	Alameda - Contra Costa County, California Schools Financing Authority,	8,100
	Certificate of Participation, Series 1999G, (AMBAC Insured),
	2.450% 08/01/24**
6,480	Alameda County, California Corridor Transportation Authority Revenue,	6,480
	Series 1999CMC-1, (MBIA Insured, JPMorgan SBPA),
	2.360% 10/01/13**#
8,665	Alameda County, California Corridor Transportation Authority Revenue,	8,665
	Series PZ-51, (AMBAC Insured, Merrill Lynch Capital Services LIQ FAC),
	2.350% 10/01/20**
2,680	Alameda County, California IDR, (Segale Brothers Wood Production	2,680
	Project) Series 2002, (Bank of the West LOC),
	2.380% 10/01/32**
5,400	Alameda County, California Industrial Development Authority Revenue,	5,400
	(Edward L Shimmon Inc. Project) Series 1996A, (Bank of the West LOC,
	BNP Paribas LOC),
	2.300% 11/01/26**
4,020	Alvord, California United School District GO, Series 2004, (MBIA Insured,	4,020
	BNP Paribas SBPA),
	2.300% 02/01/24**#
7,965	Antelope Valley, California Community College District, PT-2771, (Merrill	7,965
	Lynch Capital Services LIQ FAC),
	2.430% 08/01/26**
2,885	Burbank Glendale Pasadena Airport Authority, California Airport Revenue,	2,885
	FLOATS MT-137, (AMBAC Insured),
	2.360% 07/01/18**#
5,740	Burbank Glendale Pasadena Airport Authority, California Airport Revenue,	5,740
	PUTTERS Series 904, (AMBAC Insured),
	2.330% 01/01/13**#
35,390	California Community College Financing Authority Revenue, Series 2004D,	35,390
	(Lehman Liquidity Company Liquidity Facility),
	2.380% 07/29/05**^^
6,300	California Educational Facilities Authority Revenue, Series 1999, (Bank of	6,300
	the West LOC),
	2.310% 01/01/25**
14,275	California Educational Facilities Authority Revenue, Series 2000A,	14,275
	(Societe Generale LOC),
	2.310% 10/01/27**#
11,745	California Health Facilities Financing Authority Revenue, (Catholic	11,745
	Healthcare Project) Series 1988B, (MBIA Insured, Morgan Guaranty Trust
	SBPA),
	2.510% 07/01/16**
10,995	California Health Facilities Financing Authority Revenue, Series	10,995
	1998CMC-6, (FSA Insured),
	2.360% 06/01/12**#
26,100	California Health Facilities Financing Authority Revenue, Series 2004-K,	26,100
	(Bank One LOC),
	2.300% 07/01/33**
1,095	California Housing Finance Agency Revenue, Multi-Family Housing	1,095
	Project, Series 2000-D,
	2.480% 02/01/31**
4,800	California Housing Finance Agency Revenue, Multi-Family Housing, Series E,	4,800
	2.290% 02/01/36**

7,535	California Housing Finance Agency Revenue, Series 2000, (State Street	7,535
	Bank & Trust Company LOC),
	2.400% 08/01/29**
1,500	California Housing Finance Agency Revenue, Series 2002-A, AMT,	1,500
	(Fannie Mae SpA),
	2.290% 02/01/37**
10,000	California Housing Finance Agency Revenue, Series 2002B, AMT, (FSA	10,000
	Insured, Lloyds TSB Bank plc),
	2.530% 08/01/33**
24,285	California Housing Finance Agency Revenue, Series 2002Q, AMT, (Bank	24,285
	of Nova Scotia Liquidity Facility),
	2.400% 08/01/33**
28,400	California Housing Finance Agency Revenue, Series 2004E-2, (JPMorgan	28,400
	Chase Liquidity Facility),
	2.280% 02/01/35**
10,000	California Housing Finance Agency Revenue, Series B, AMT, (BNP	10,000
	Paribas SpA),
	2.375% 08/01/35**
24,995	California Housing Finance Agency Revenue, Series MT 116,	24,995
	(Landesbank Hessen Liquidity Facility),
	2.330% 11/01/07**#
23,545	California Housing Finance Agency Revenue, Series MT-079, (GIC-AIG	23,545
	Matched FDG Corporation, Landesbank Hessen-Thuringen Girozentrale LIQ),
	2.350% 11/01/07#
2,070	California Housing Finance Agency, Multi-Family Housing Revenue, Series 2000B,	2,070
	2.240% 02/01/31
2,380	California Infrastructure & Economic Development Bank IDR, Series 2003,	2,380
	AMT, (Mellon 1st Business Bank LOC, Mellon Bank N.A. LOC),
	2.400% 08/01/28**
22,070	California Infrastructure & Economic Development Bank Revenue, Series	22,070
	2003A, (AMBAC Insured, Citibank N.A. SBPA),
	2.310% 07/01/37**#
7,000	California Infrastructure & Economic Development Bank Revenue, Series	7,000
	2003A, (FGIC Insured),
	2.310% 07/01/29**#
4,000	California Infrastructure & Economic Development Bank Revenue, Series	4,000
	2003A, (Wells Fargo Bank N.A. LOC),
	2.280% 09/01/28**
14,000	California Infrastructure & Economic Development Bank Revenue, Series 2003D,	14,000
	2.250% 04/01/33
5,100	California Infrastructure & Economic Development Bank, IDR, (Kruger &	5,100
	Sons Inc. Project) Series 2002, AMT, (Bank of the West LOC),
	2.330% 11/01/28**
15,000	California Infrastructure & Economic Development Bank, Revenue, (J. Paul	15,000
	Getty Trust), Series B,
	2.250% 04/01/33
29,450	California Infrastructure and Economic Development Bank Revenue,	29,450
	Series 2001, (Bank of New York LOC, Bank of California State Teacher LOC)
	2.160% 11/15/37**
5,100	California M-S-R Public Power Agency Revenue, (San Juan Project)	5,100
	Series 1997E, (MBIA Insured),
	2.200% 07/01/22**
7,895	California Pollution Control Financing Authority Exempt Facilities Revenue,	7,895
	(Exxon Mobil Project), (Exxon Mobil Corporation Guaranty Agreement),
	2.100% 12/01/29**
3,450	California Pollution Control Financing Authority Solid Waste Disposal,	3,450
	(Amador Valley Industrial Project) Series A, (Wells Fargo Bank N.A. LOC),
	2.360% 06/01/15**
2,500	California Pollution Control Financing Authority Solid Waste Disposal, (Blue	2,500
	Line Transfer Project) Series 2002A, (Wells Fargo Bank LOC),
	2.360% 08/01/14**
1,100	California Pollution Control Financing Authority Solid Waste Disposal,	1,100
	(Santa Clara Valley Industries Project) Series 1998A, AMT, (Comerica
	Bank LOC),
	2.410% 03/01/18**#
8,200	California Pollution Control Financing Authority, PCR, (ExxonMobile	8,200
	Project) Series 2000,
	2.050% 04/01/17**

13,400	California Pollution Control Financing Authority, PCR, (Sierra Pacific	13,400
	Industries Project) Series 1993, (Wells Fargo Bank N.A. LOC),
	2.320% 02/01/13
38,730	California Schools Cash Reserve Program Authority, Series 2004A,	38,737
	3.000% 07/06/05
50,000	California State Department of Water Reserves, Power Supply Revenue,	50,000
	Series 2002C-4, (JPMorgan Chase and Company LOC, California State
	Teachers Retirement LOC),
	2.350% 05/01/22**
1,200	California State Department of Water Resources and Power Supply	1,200
	Revenue, Series 2002B-3, (Bank of New York LOC),
	2.150% 05/01/22**
15,300	California State Department of Water Resources and Power Supply	15,300
	Revenue, Series 2002C-9, (Citibank NA),
	2.200% 05/01/22**
75	California State Department of Water Resources and Power Supply	75
	Revenue, Series 2003, (MBIA-IBC Insured, Merrill Lynch Capital Services
	SBPA),
	2.300% 05/01/11**#
15,250	California State Department of Water Resources Power Supply Revenue,	15,250
	(FSA Insured, Merrill Lynch Capital Services SpA),
	2.300% 05/01/09**#
11,600	California State Department of Water Resources Revenue, Series	11,600
	1999-127, (FGIC Insured, Morgan Guaranty Trust),
	2.310% 12/01/22**#
5,165	California State Department of Water Resources Revenue, Series 2004,	5,165
	(FGIC Insured, Merrill Lynch Capital Services SBPA),
	2.300% 12/01/10**#
7,500	California State Department of Water Resources, Power Supply Revenue,	7,500
	Series 2002B-1, (Bank of New York LOC, California State Teachers
	Retirement LOC),
	2.220% 05/01/22**
5,200	California State Department of Water Resources, Power Supply Revenue,	5,200
	Series 2002C-11, (KBC Bank N.V. LOC, Bank of Nova Scotia LOC),
	2.190% 05/01/22**
10,000	California State Department of Water Resources, Power Supply Revenue,	10,000
	Series 2002C-8, (Bayerische Landesbank LOC),
	2.160% 05/01/22**
80,020	California State Economic Recovery Revenue, Series 2004,	80,021
	2.150% 07/01/23**
5,700	California State Economic Recovery Revenue, Series 2004C-16, (FSA	5,700
	Insured, State Guaranteed, Dexia Credit Local SBPA),
	2.250% 07/01/23**
13,655	California State Public Works Board, PT-2914, (MBIA-IBC-BNY Insured,	13,654
	Merrill Lynch Capital Services LIQ FAC),
	2.300% 05/01/24**
4,700	California State, Economic Recovery Revenue,	4,700
	2.310% 07/01/12**#
12,000	California State, Economic Recovery Revenue, Series 2004C-10, (State	12,000
	Guaranteed, Banque Nationale de Paris LOC),
	2.350% 07/01/23**
18,745	California State, Economic Recovery, GO, Series 2004, (Citibank N.A.	18,745
	Liquidity Facility),
	2.310% 07/01/23**^^
1,000	California State, GO, Series B-3,	1,000
	2.350% 05/01/33**
16,900	California State, Kindergarten-University Grade A-10,	16,900
	2.160% 05/01/34**
11,760	California Statewide Communities Development Authority Revenue,	11,760
	(Cienega Gardens Apartments) Series V), (Washington Mutual Bank,
	FHLB LOC),
	2.400% 10/01/33**
4,935	California Statewide Communities Development Authority Revenue,	4,935
	(Fairfax Senior Citizens Housing Project) Series 2000A,
	2.260% 09/15/30**

5,000	California Statewide Communities Development Authority Revenue,	5,000
	(Hanna Boys Center Project) Series 2002, (Northern Trust Company LOC),
	2.300% 12/31/29**
3,750	California Statewide Communities Development Authority Revenue, IDR,	3,750
	(Multiple Peptide Systems Project) Series 2002A, AMT, (Bank of the West LOC),
	2.330% 12/01/17**
9,000	California Statewide Communities Development Authority Revenue, IDR,	9,000
	(Pine View Apartments) Series A, (Citibank N.A. LOC),
	2.220% 09/01/36**
3,000	California Statewide Communities Development Authority TRAN, Series	3,004
	2004B-1, (FSA Insured),
	3.500% 07/29/05
10,900	California Statewide Communities Development Authority, Multi-Family	10,900
	Revenue, (Canion Country Apartments) Series 2002M, (FHLMC Liquidity),
	2.240% 12/01/34**
7,500	California Statewide Communities Development Authority, Multi-Family	7,500
	Revenue, (Chateau Project) Series C, (Fannie Mae Insured),
	2.280% 07/15/35**
7,350	California Statewide Communities Development Authority, Multi-Family	7,350
	Revenue, (Greentree Senior Apartments Project) Series 2000P, AMT,
	(FNMA Liquidity Facility),
	2.280% 11/15/30**
6,000	California Statewide Communities Development Authority, Multi-Family	6,000
	Revenue, (Maple Square Apartments Project) Series 2004, (Citibank N.A. LOC),
	2.270% 08/01/39**
7,500	California Statewide Community Development Authority Multi-Family	7,500
	Revenue Housing, (Bay Vista Meadow Park Project) Series 2003, AMT,
	(Wells Fargo Bank N.A. LOC),
	2.270% 12/15/37**
5,970	California Transit Finance Authority Revenue, Series 1997, (FSA Insured,	5,970
	Credit Suisse First Boston LOC),
	2.350% 10/01/27**
29,250	California, ABAG Finance Authority, Nonprofit Corporation Revenue,	29,250
	(Jewish Community Center Project) Series 2002, (Allied Irish Bank plc
	LOC, Bank of New York LOC),
	2.220% 11/15/31**
2,000	California, Maritime Infrastructure Authority Airport Revenue, San Diego	2,019
	Unified Port District Airport, Series 1995, (AMBAC Insured),
	5.500% 11/01/05
1,700	Carlsbad, California Unified School District Certificates of Participation,	1,700
	(School Facilities Bridge Funding Program) Series 2001, (FSA Insured,
	First Union National Bank SBPA),
	2.200% 09/01/24**
3,175	Carson, California Redevelopment Agency, Series 2003, (MBIA Insured),	3,175
	2.310% 10/01/19**#
3,330	Clovis California Unified School District, Floats PZ-49, (FGIC Insured),	3,330
	2.350% 08/01/24**#
1,350	Clovis, California, Unified School District,	1,350
	2.400% 08/01/28**#
5,440	Colton, California Joint Unified School District GO, Series 2004, (FGIC	5,440
	Insured, Merrill Lynch Capital Services SBPA),
	1.600% 02/01/12**^^
6,700	Daly City, California Housing Finance Agency Multi-Family Revenue	6,700
	Refunding, (Serramonte Del Ray Project) Series 1999A,
	2.220% 10/15/29**
4,190	Desert, California Community College District, Series 912, (MBIA Insured,	4,190
	JPMorgan Chase Bank),
	2.310% 02/01/13**
5,000	Duarte, California Redevelopment Agency Revenue, Certificates of	5,000
	Participation, (Johnson Duarte Partners Project) Series 1984B, (General
	Electric Capital Corporation LOC),
	2.210% 12/01/14**
7,000	Duarte, California Redevelopment Agency, Certificates of Participation,	7,000
	(Piken Duarte Partners Project) Series 1984A, (General Electric Capital
	Corporation LOC),
	2.210% 12/01/14**#
4,070	East Bay Municipal Utility District, California Water System Revenue,	4,070
	Series 2003, (MBIA Insured, Citigroup Global Markets Liquidity Facility),
	2.310% 06/01/19**#

35,710	Eastern Municipal Water District, California Water & Sewer Revenue,	35,710
	Certificates of Participation, Series 2003B, (MBIA Insured, Lloyds TSB
	Bank plc SBPA),
	2.200% 07/01/33**
14,000	Fontana, California Unified School District TRAN, Series 2004,	14,002
	2.500% 07/06/05
31,695	Fremont, California Certificates of Participation Revenue, (Capital	31,695
	Improvement Funding Project) Series 2001, (ScotiaBank LOC),
	2.350% 08/01/30**
3,535	Fremont, California Union High School District, Santa Clara County, GO,	3,535
	Series 2005, (FGIC Insured, Merrill Lynch Capital Services SpA),
	2.300% 09/01/23**#
335	Fresno, California Airport Revenue, Series 2000B, AMT, (FSA Insured),	335
	5.000% 07/01/05
5,800	Fullerton, California School District GO, Series 2002, (FGIC Insured, Merrill	5,800
	Lynch Capital Services SBPA),
	2.300% 08/01/21**#
1,740	Goleta, California Water District Revenue Certificates Partnership, Series	1,740
	2003, (MBIA Insured, Citigroup Global Market Liquidity Facility),
	2.310% 12/01/22**#
6,190	Grossmont-Cuyamaca, California Community College District, Series 949,	6,190
	(FGIC Insured, JPMorgan Chase Bank LIQ FAC),
	2.310% 02/01/13**
5,650	Indio, California Multi-Family Housing Revenue, Series 1996A, (FNMA	5,650
	Collateral Agreement),
	2.220% 08/01/26**
955	Irvine Ranch, California Water District Numbers 102, 103, 105, 106	955
	Revenue, GO, Series 1995,
	2.200% 09/01/06**
8,420	Kern, California High School District, PT-2747, (FSA Insured, Merrill Lynch	8,420
	Capital Services LIQ FAC),
	2.300% 08/01/25**
3,800	Lassen, California Municipal Utility District Revenue, Series 1996A, AMT,	3,800
	2.360% 05/01/08**
13,000	Long Beach, California GO, (FGIC Insured, Citibank SBPA),	13,000
	2.350% 05/15/15**#
3,330	Long Beach, California Revenue, MT-140, (FGIC Insured, BNP Paribas LIQ FAC),	3,330
	2.300% 05/15/14**
4,000	Long Beach, California, Aquarium of the Pacific, Revenue, (Aquarium of	4,080
	the Pacific Project), Series A,
	6.125% 07/01/15
63,785	Los Angeles County, California Housing Authority Multi-Family Housing	63,785
	Revenue,
	2.360% 10/01/31**#
7,840	Los Angeles County, California Housing Authority Multi-Family Revenue,	7,840
	(Freddie Mac Liquidity Facility),
	2.240% 12/01/32**
11,645	Los Angeles County, California Metropolitan Transportation Authority	11,645
	Sales Tax Revenue, Series 2002, (MBIA Insured, Merrill Lynch Capital
	Services SBPA),
	2.300% 01/01/07**#
9,700	Los Angeles County, California Metropolitan Transportation Authority,	9,700
	Sales Tax Revenue, Series 2004A, (MBIA Insured, Citibank N.A. Liquidity
	Facility),
	2.310% 07/01/34**#
3,500	Los Angeles County, California Pension Obligation Revenue Refunding,	3,500
	Series 1996B, (AMBAC Insured, Dexia Credit Local de France SBPA),
	2.210% 06/30/07**
1,000	Los Angeles, California Certificates Partnership, Equipment & Real	1,006
	Property Project), Series AU, (MBIA Insured),
	5.000% 10/01/05
11,800	Los Angeles, California Community Redevelopment Agency, Multi-Family	11,800
	Housing Revenue Refunding, (Grand Promenade Project) Series 2002,
	(FHLMC Liquidity Facility),
	2.220% 04/01/32**

17,965	Los Angeles, California Community Redevelopment Agency, Multi-Family	17,965
	Housing Revenue, (Second and Central Apartments Project) Series
	2003A, (HSBC Bank USA LOC),
	2.250% 12/01/38**
18,700	Los Angeles, California Department Airports Revenue, (Los Angeles	18,700
	International Airport Project) Series 2002C-1, (Bayerische Landesbank
	LOC, JPMorgan Chase Bank LOC, Landesbank Baden LOC),
	2.200% 05/15/20**
15,220	Los Angeles, California Unified School District, PT-1855, (FSA Insured,	15,218
	Merrill Lynch Capital Services SpA),
	0.000% 07/01/21**!
15,100	Los Angeles, California Unified School District, Series SG-162, (MBIA	15,098
	Insured, Societe Generale LIQ FAC),
	2.300% 01/01/28**
12,995	Los Angeles, California Water & Power Revenue, Series 2001, (MBIA	12,995
	Insured, JPMorgan Chase Liquidity Facility),
	2.360% 01/01/09**#
9,800	Los Angeles, California Water & Power Revenue, Series 2002A-4,	9,800
	2.230% 07/01/35**
21,250	Metropolitan Water District of Southern California Waterworks Revenue,	21,250
	Series 2001C-1, (Lloyds TSB Bank plc SpA),
	2.450% 07/01/36**
8,450	Metropolitan Water District of Southern California Waterworks Revenue,	8,450
	Series 2004A-1, (JPMorgan Chase SpA),
	2.200% 07/01/23**
200	Metropolitan Water District of Southern California Waterworks Revenue,	200
	Series C-3, (Dexia Credit Local SpA),
	2.210% 07/01/30**
35,000	Metropolitan Water District Southern California Refunding, Series 2001B2,	35,000
	(Dexia Credit Local SBPA),
	2.200% 07/01/20**
59,550	Metropolitan Water District Southern California Waterworks Revenue	59,550
	Refunding, Series 20002A, (Landesbank Baden-Wuerttemberg SPBA),
	2.220% 07/01/25**
20,430	Modesto, California District Certification Partnership, Series 2003, (MBIA	20,430
	Insured, Merrill Lynch Capital Services SBPA, Merrill Lynch & Company
	GTY-AGMT),
	2.300% 07/01/25**#
4,290	Morgan Hill, California United School District Receipts GO, Series 2000S,	4,290
	(FGIC Insured, Societe Generale SBPA),
	2.300% 08/01/25**
5,915	Newport Mesa, California Unified School District GO, Series 2003, (FGIC	5,915
	Insured, Citigroup Global Markets Liquidity Facility),
	2.310% 08/01/20**#
7,225	Oakland, California JT Powers Financing, PT-2889, (AMBAC Insured,	7,224
	Merrill Lynch Capital Services LIQ FAC),
	2.300% 06/15/25**
11,800	Oakland, California Redevelopment Agency Revenue, Series 2003, (FGIC	11,800
	Insured, Merrill Lynch Capital Services SBPA, Merrill Lynch and Company
	GTY AGMT),
	2.300% 03/01/11**#
7,800	Oakland-Alameda County, California Coliseum Authority Lease Revenue	7,800
	Refunding, (Coliseum Project) Series 2000C-1,
	2.350% 02/01/25**
5,200	Orange County, California Apartment Development Revenue, (Bear Brand	5,200
	Apartments Project) Series 1985Z, (KBC Bank N.V. LOC),
	2.210% 11/01/07**
12,700	Orange County, California Housing Authority Apartment Development	12,700
	Revenue Refunding, (Oasis Martinique Project) Series 1998I, (FNMA
	Collateral Agreement),
	2.230% 06/15/28**
8,425	Orange County, California Special Financing Authority Revenue, Series	8,425
	1995B, (AMBAC Insured, First Union National Bank SBPA),
	2.260% 11/01/14**#
23,775	Orange County, California Special Financing Authority Revenue, Series	23,775
	1995C, (AMBAC Insured, First Union National Bank SBPA),
	2.260% 11/01/14**

11,085	Orange County, California Special Financing Authority Revenue, Series	11,085
	1995D, (AMBAC Insured, First Union National Bank SBPA),
	2.260% 11/01/14**
10,625	Orange County, California Special Financing Authority Teeter Plan	10,625
	Revenue, Series 1995E, (AMBAC Insured, First Union National Bank
	SBPA),
	2.260% 11/01/14**
4,575	Orange County, California Water District Revenue, Certificates of	4,575
	Participation, Series 2003, (MBIA Insured, Merrill Lynch Capital Services
	SBPA),
	2.300% 02/15/11**#
1,900	Oxnard, California Financing Authority, Headworks & Sepric Conv-B,	1,900
	(AMBAC Insured, Dexia Credit LOC),
	2.220% 06/01/34**
115	Pajaro Valley, California Unified School District Certificates of	115
	Participation, (School Facilities Bridge Funding Project) Series 2000, (FSA
	Insured, First Union National Bank SBPA),
	2.200% 09/01/23**
8,500	Pasadena, California Certificates of Participation, City Hall & Park	8,500
	Improvement Projects,
	2.270% 02/01/33**
5,285	Pasadena, California Water Revenue, Series 2003, (FGIC Insured, Merrill	5,285
	Lynch Capital Services SBPA),
	2.300% 06/01/27**#
5,885	Peralta, California Community College District, GO, Series 2004, (MBIA	5,885
	Insured, Merrill Lynch Capital Services SBPA),
	2.300% 08/01/08**#
26,350	Pittsburg, California Redevelopment Agency Tax Allocation, (Los	26,350
	Medanos Community) Series A,
	2.250% 09/01/35**
2,900	Pleasanton, California Multi-Family Housing Revenue, (Bernal Apartment	2,900
	Project) Series 2001A, AMT, (FNMA Liquidity Facility),
	2.240% 09/15/34**
25,045	Pomona, California, Certificates of Participation, Series 2004, (HSH	25,045
	Nordbank AG LOC),
	2.230% 01/01/34**
4,280	Poway, California Redevelopment Agency Tax Allocation, Series 2003R,	4,280
	(MBIA Insured, Citigroup Global Market Liquidity Facility),
	2.310% 06/15/20**#
7,490	Poway, California Unified School District GO, Series 2004, (MBIA Insured,	7,490
	Merrill Lynch Capital Services SBPA),
	2.300% 08/01/08**#
14,610	Rescue, California Unified School District, Certificates of Participation,	14,610
	(FSA Insured, First Union National Liquidity Facility),
	2.270% 10/01/25**
2,490	Riverside County, California Community College District, Series 913, (FSA	2,490
	Insured, JPMorgan Chase Bank LIQ FAC),
	2.310% 02/01/13**
12,600	Riverside County, California Housing Authority Multi-Family Housing	12,600
	Revenue, Series 1998A, AMT, (FHLMC Insured),
	2.300% 01/15/29**
1,600	Riverside, California Electric Revenue, Series 1998, (AMBAC Insured,	1,600
	JPMorgan Chase Liquidity Facility),
	2.360% 10/01/11**#
5,965	Rowland, California Unified School District GO, Series 2003, (FSA	5,965
	Insured, Citigroup Global Markets Liquidity Facility),
	2.310% 08/01/22**#
10,115	Sacramento County, California Certificates of Partnership, (Administration	10,115
	Center & Court House Project) Series 1990, (Bayerische Landesbank LOC),
	2.350% 06/01/20**
3,750	Sacramento County, California Housing Authority Multi-Family Housing	3,750
	Revenue Refunding, (Sun Valley Apartments Project) Series 2001F, AMT,
	(FNMA Liquidity Facility),
	2.280% 02/15/31**
12,000	Sacramento County, California Housing Authority, Multi-Family Housing	12,000
	Revenue Refunding, (Pointe Natomas Apartments Project) Series 2001E,
	2.220% 02/15/31**

10,200	Sacramento County, California Multi-Family Housing Revenue Refunding,	10,200
	(Woodbridge Apartments Project) Series 2004B, (FNMA Liquidity Facility),
	2.220% 06/15/34**
5,000	Sacramento, California, Cogeneration Authority, Cogeneration Project	5,100
	Revenue, (Procter & Gamble Project),
	6.500% 07/01/14
16,300	Sacramento, California, Cogeneration Authority, Cogeneration Project	16,626
	Revenue, (Proctor & Gamble Project),
	6.500% 07/01/21
3,300	San Bernardino County, California Certificates of Participation, (County	3,300
	Center Refinancing Project) Series 1996, (Commerzbank AG LOC),
	2.230% 07/01/15**
6,800	San Bernardino County, California Certificates of Participation, (Medical	6,800
	Center Financing Project) Series 1998, (MBIA Insured, Landesbank
	Hessen-Thuringen SBPA),
	2.100% 08/01/26**
3,030	San Bernardino County, California Housing Authority Multi-Family Housing	3,030
	Revenue Refunding, (Arrowview Park Apartments Project) Series
	1992A, (Redlands Federal Bank LOC, FHLB LOC),
	2.220% 09/01/22**
3,580	San Bernardino County, California Housing Authority Multi-Family Housing	3,580
	Revenue, (Indian Knoll Apartments Project) Series 1985A, (FNMA
	Insured),
	2.300% 05/15/31**
3,500	San Bernardino County, California Housing Authority, Multi-Family Housing	3,500
	Revenue, (Reche Canyon Apartments Project) Series 1985B, (FNMA
	Insured),
	2.320% 05/15/30**
1,075	San Diego, California Uni Port District Revenue, Series A, AMT, (MBIA	1,078
	Insured),
	4.000% 09/01/05
8,005	San Francisco City and County, California Multi-Family Housing Revenue,	8,005
	(8th and Howard Family Apartments) Series 2000B, AMT, (Citibank, N.A. LOC),
	2.590% 12/01/34**
12,700	San Francisco City and County, California Redevelopment Agency	12,700
	Multi-Family Housing Revenue Refunding, (Fillmore Center Project) Series
	1992A-1, (Credit Suisse First Boston LOC),
	2.300% 12/01/17**
15,925	San Francisco City and County, California Redevelopment Agency	15,925
	Multi-Family Housing Revenue Refunding, (Fillmore Center Project) Series
	1992B-1, (Credit Suisse First Boston LOC),
	2.300% 12/01/17**
16,040	San Francisco City and County, California Redevelopment Agency	16,040
	Multi-Family Housing Revenue, (Notre Dame Apartments Project) Series
	2000G, (Citibank, N.A. LOC),
	2.270% 12/01/33**
7,200	San Francisco City and County, California Redevelopment Agency	7,200
	Multi-Family Housing Revenue, (South Harbor Project) Series 1986,
	(Credit Local De France LOC),
	2.400% 12/01/16**
3,000	San Francisco City and County, California Redevelopment Multi-Family	3,000
	Housing Revenue Refunding, (Fillmore Center Project) Series 1992, AMT,
	(Credit Suisse LOC, 1st Boston Bank LOC),
	2.310% 12/01/17**
6,500	San Jose, California Financing Authority Lease Revenue, Series 2003,	6,500
	(AMBAC Insured, Merrill Lynch Capital Services SBPA),
	2.300% 06/01/10**#
10,496	San Jose, California Financing Authority, (State Street Bank & Trust LOC,	10,496
	California State Teachers Retirement System LOC),
	1.850% 07/01/05
885	San Jose, California Financing Authority, (State Street Bank & Trust LOC,	885
	California Teachers Retirement System LOC),
	2.200% 07/01/05
11,500	San Jose, California Multi-Family Housing Revenue, (Pollard Plaza	11,500
	Apartments Project) Series 2002D, AMT, (FHLMC Liquidity Facility),
	2.250% 08/01/35**
6,494	San Jose, California Multi-Family Housing Revenue, (Sunset Square	6,494
	Apartments Project) Series 2002E,
	2.270% 06/01/34**

3,650	San Jose, California Multi-Family Housing Revenue, (Trestles	3,650
	Apartments), Series A, (Freddie Mac),
	2.340% 03/01/37**
15,290	San Jose, California Multi-Family Housing Revenue, (Turnleaf Apartments	15,290
	Project) Series 2003A, AMT, (FHLMC Liquidity Facility),
	2.290% 06/01/36**
3,700	San Jose, California Multi-Family Housing Revenue, Series 1990, (Wells	3,700
	Fargo and Company LOC),
	2.380% 02/01/20**
14,800	San Jose, California Unified School District, Santa Clara Community, Class A,	14,800
	(FGIC Insured, Cititbank N.A. LIQ FAC),
	2.310% 08/01/29**
450	San Jose, California, Financing Authority Revenue,	450
	2.020% 07/01/05
1,798	San Jose, California, Financing Authority Revenue,	1,798
	2.100% 07/01/05
5,190	San Ramon Valley, California, Unified School District,	5,190
	2.300% 08/01/23**#
5,600	Santa Ana, California Health Facilities Revenue, (Town and Country	5,600
	Project) Series 1990, (Banque Nationale de Paris LOC),
	2.230% 10/01/20**
4,365	Santa Rosa, California High School District, GO, Series 2004, (MBIA	4,365
	Insured, Merrill Lynch Capital Services SBPA),
	2.300% 08/01/11**#
16,740	Santa Rosa, California Housing Authority Multi-Family Housing Revenue,	16,740
	(Apple Creek Apartments Project) Series 1985, (Freddie MAC),
	2.250% 03/01/12**
3,040	Santa Rosa, California Wastewater Revenue, (AMBAC Insured, Merrill	3,040
	Lynch Capital Services SpA),
	2.380% 09/01/31**#
500	Saratoga, California Unified School District Certificates of Participation,	500
	(School Facility Bridge Funding) Series 2001, (FSA Insured, First Union
	National Bank SBPA),
	2.200% 09/01/26**
15,500	Simi Valley, California Community Development Agency Multi-Family	15,500
	Housing Revenue, Series 1985A, (FHLMC Collateral Agreement),
	2.300% 05/01/10**
29,000	Southern California Home Financing Authority, Single Family Revenue,	29,000
	Series 2004B, AMT, (Banque Nationale de Paris Liquidity Facility),
	2.290% 02/01/34**
15,980	Southern California Home Financing Authority, Single Family Revenue,	15,980
	Series 2004B, AMT, (Banque Nationale de Paris Liquidity Facility),
	2.290% 02/01/35**
10,300	Southern California Public Power Authority Transmission Revenue,	10,300
	(Southern Transmission Project) Series 1991, (AMBAC Insured, Lloyds
	TSB Bank plc SBPA),
	2.210% 07/01/19**
4,930	Southern California Public Power Authority, Power Project Revenue,	4,930
	Series 2003, (AMBAC Insured, Merrill Lynch Capital Services SBPA),
	2.300% 07/01/11**#
9,100	Sweetwater, California Unified High School District Certificates of	9,100
	Participation, Series 2001, (FSA Insured, First Union National Bank SBPA),
	2.200% 06/01/13**
7,635	University of California Revenue, Series 2003, (FSA Insured, Merrill	7,635
	Lynch Capital Services SpA),
	2.300% 09/01/09**#
12,815	University of California Revenues, Muni Securities Trust Receipt, Series	12,815
	57, Class A, (AMBAC Insured, Societe Generale LIQ FAC),
	2.310% 05/15/33**
2,600	Vallecitos, California Water District Water Revenue Certificates of	2,600
	Participation, (Oaks Reservoir Project) Series 1998, (Credit Local de
	France LOC),
	2.200% 07/01/30**
7,755	Vallejo, California Certificates of Participation, (Capital Improvement	7,755
	Project) Series 2003, (Union Bank of CA, N.A. LOC, California State
	Teachers Retirement LOC),
	2.410% 12/01/23**

7,615	Vallejo, California Water Revenue, Series 2001A, (KBC Bank N.V. LOC),		7,615
	2.450% 06/01/31**
5,970	West Contra Costa, California Unified School District GO, Series 2004,		5,970
	(FGIC Insured, Merrill Lynch Capital Services SBPA),
	2.300% 08/01/24**#
			2,076,530
	Puerto Rico – 4.1%
7,000	Puerto Rico Commonwealth GO, Series 2001, (FSA Insured, Bank of New		7,000
	York Liquidity Facility),
	2.300% 07/01/27**#
16,135	Puerto Rico Commonwealth Highway and Transportation Authority		16,135
	Revenue, Series 1999, (AMBAC Insured, Merrill Lynch Liquidity Facility),
	2.280% 01/01/19**#
870	Puerto Rico Commonwealth Highway and Transportation Authority		870
	Revenue, Series 1999, (AMBAC Insured, Merrill Lynch Liquidity Facility),
	2.280% 01/01/19**^^
19,595	Puerto Rico Commonwealth Highway and Transportation Authority		19,595
	Revenue, Series 2003, (FGIC Insured, Merrill Lynch Capital Services SBPA),
	2.280% 01/01/11**^^
11,795	Puerto Rico Commonwealth Highway and Transportation Authority		11,794
	Revenue, Series 2004-7, Class A, (MBIA Insured, CDC Municipal
	Products, Inc. SpA and Caisse Des Depots Guaranty Agreement),
	2.280% 07/01/18**
1,750	Puerto Rico Electric Power Authority, Power Revenue, Series 681,		1,750
	2.300% 07/01/12**#
9,000	Puerto Rico Infrastructure Financing Authority,		9,000
	2.290% 10/01/34**#
9,725	Puerto Rico Infrastructure Financing Authority,		9,725
	2.290% 10/01/34**#
14,210	Puerto Rico Public Buildings Authority Revenue, Series 2004, (FGIC		14,210
	Insured, Merrill Lynch Capital Services SBPA)
	2.280% 01/01/13**#
5,065	Puerto Rico Public Financing Corporation, Series 2004, (Citibank N.A.		5,065
	Liquidity Facility),
	2.290% 08/01/30**#
			95,144
	TOTAL Municipal bonds and notes (Cost $2,171,674)		2,171,674

	Total Investments (Cost $2,287,630) (a)	97.8%	2,287,630

	Total Other Assets And Liabilities (Net)	2.2%	52,411

	Net Assets	100.0%	$2,340,041

Notes to Investment Portfolio:

* Securities Valuation

Securities are valued on the basis of amortized cost, which approximates current market value.  Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

(a) Cost for federal tax purposes is $2,287,630.

** Variable rate security.  The interest rate shown reflects the rate as of June 30, 2005.

# Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $516,070, which represents 22.1% of net assets.

! Zero coupon bond.

^^ Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Fund has valued the investment.  Illiquid securities are valued at amortized costs, which approximates the fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.  At June 30, 2005, these securities amounted to $80,040, which represents 3.4% of net assets.

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHLMC	Insured by Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDR	Industrial Development Revenue
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SpA	Standby Purchase Agreement
SBPA	Standby Bond Purchase Agreement
PUTTERS	Puttable Tax-Exempt Receipts
TRAN	Tax Revenue Anticipation Note

Nations Money Market Funds

Nations Tax Exempt Reserves

Statement of Net Assets	June 30, 2005 (unaudited)

Principal
Amount		Value*
(000)		(000)
	Corporate obligations – 5.8%
	Commercial paper – 5.8%
$1,890	Austin Texas (City of)	$1,890
	2.480% 07/08/05
3,570	Austin Texas (City of)	3,570
	2.450% 07/15/05
12,825	Austin Texas (City of)	12,825
	2.400% 08/08/05
10,785	Danville Kentucky (City of)	10,785
	2.250% 08/05/05
19,650	Intermountain Power Agency	19,650
	2.570% 08/08/05
7,000	Massachusetts Health & Educational Facilities Authority	7,000
	2.600% 08/10/05
2,000	Municipal Electric Authority, Georgia	2,000
	2.480% 07/08/05
9,000	New York City Municipal Water	9,000
	2.130% 07/14/05
12,600	New York City Municipal Water	12,600
	2.150% 07/14/05#
5,000	New York City Municipal Water	5,000
	2.580% 08/10/05
10,000	North Cent Texas Health	10,000
	3.000% 11/02/05
3,775	Sunshine State Governmental Financing Commission	3,775
	2.500% 07/13/05
6,580	Sunshine State Governmental Financing Commission	6,580
	2.950% 08/10/05
14,000	Sunshine State Governmental Financing Commission	14,000
	2.820% 09/02/05
7,250	Sunshine State Governmental Financing Commission	7,250
	2.150% 07/21/05
23,357	Sunshine State Governmental Financing Commission	23,357
	2.130% 07/13/05
14,930	Sunshine State Governmental Financing Commission	14,930
	2.130% 07/13/05
10,000	Texas A&M University	9,992
	2.300% 08/02/05
	TOTAL Corporate obligations
	(Cost $174,204)	174,204
	Municipal bonds and notes – 94.0%
	Alabama – 1.1%
4,400	Alabama State, Space Science Exhibit Finance Authority Revenue, Series	4,400
	A, (AmSouth Bank LOC),
	3.060% 10/01/22**
8,345	ASMS Mobile, Alabama Public Educational Building Authority Revenue,	8,345
	(Alabama High School Math and Science Foundation Project) Series 1997,
	(AmSouth Bank of Alabama N.A. LOC),
	2.350% 07/01/22**
6,295	Birmingham, Alabama Medical Clinic Board Revenue, (University of	6,295
	Alabama Health Services Foundation Project) Series 2001A, (Columbus
	Bank and Trust LOC),
	2.380% 03/01/31**#
2,065	Foley, Alabama Public Park and Recreation Board Revenue, (YMCA	2,065
	Project) Series 2002,
	2.330% 10/01/22**

5,600	Tuscaloosa County, Alabama Education Board, Special Tax Anticipation	5,600
	Warrants, Series 2003, (Regions Bank LOC),
	2.300% 02/01/16**
4,890	University of South Alabama, University Revenue, PUTTERS - Series 640,	4,890
	(FGIC Insured),
	2.320% 03/15/12**#
1,800	Vestavia Hills, Alabama, Series 2004B, (SouthTrust Bank N.A. SBPA),	1,800
	2.380% 02/01/24**
		33,395
	Alaska – 0.5%
6,290	Alaska State, Housing Finance Corporation, Revenue, PUTTERS - Series	6,290
	703, (FGIC Insured),
	2.320% 12/01/12**#
5,880	Scottsboro, Alaska Solid Waste Disposal Authority Revenue, Series	5,880
	2003, (Regions Bank LOC),
	2.310% 11/01/18**
1,070	Valdez, Alaska Marine Term Revenue, (Exxon Pipeline Company	1,070
	Project),
	2.220% 10/01/25**
1,700	Valdez, Alaska Marine Term Revenue, (ExxonMobil Project),	1,700
	2.220% 12/01/29*
		14,940
	Arizona – 1.1%
20,000	Arizona School District Financing Program Certificate Partnership TAN,	20,024
	Series 2004,
	3.000% 07/30/05
3,220	Arizona Tourism and Sports Authority Tax Revenue, Series 2004, (MBIA	3,220
	Insured, Citigroup Global Market Liquidity Facility),
	2.320% 07/01/21**#
9,395	Pima County, Arizona Industrial Development Authority Revenue, (GNMA	9,395
	MBS-Broadway), Series A,
	2.600% 12/01/25**
		32,639
	California – 0.5%
11,190	ABN AMRO Munitops Certificates Trust, Series 2004, (FSA Insured, State	11,190
	Aid Withholding, ABN AMRO Bank N.V. SBPA),
	2.330% 01/15/12**#
5,000	ABN AMRO Munitops Certificates Trust, (Multi-State Non AMT) Series	5,000
	2003-30, (PSF-GTD),
	2.330% 08/15/10**#
		16,190
	Colorado – 5.1%
2,000	Arapahoe County, Colorado Capital Improvement Trust, Federal Highway	1,780
	Revenue, Series 1986,
	0.000% 08/31/07!
2,900	Arapahoe County, Colorado Capital Improvement Trust, Federal Highway	2,066
	Revenue, Series 1986,
	0.000% 08/31/10!
1,900	Arapahoe County, Colorado Capital Improvement Trust, Federal Highway	1,255
	Revenue, Series 1986,
	0.000% 08/31/11!
12,725	Arapahoe County, Colorado Capital Improvement Trust, Federal Highway	6,170
	Revenue, Series 1986,
	0.000% 08/31/15!
5,780	Arapahoe County, Colorado GO School District Number 006, Series 2003,	5,780
	(FGIC Insured, Merrill Lynch Capital Services SBPA),
	2.310% 12/01/10**#
40,000	Arapahoe County, Colorado, Capital Improvement Trust, Federal Highway	41,526
	Revenue,
	7.000% 08/31/26
9,750	Broomfield, Colorado Certificate Participation, PT-1643, (AMBAC Insured,	9,750
	Merrill Lynch Capital Services SpA),
	2.310% 12/01/08**
3,220	Colorado Department Transit Revenue, Series 2003, (AMBAC Insured,	3,220
	Citigroup Global Market Liquidity Facility),
	2.320% 12/15/16**#

8,500	Colorado Housing & Finance Authority Revenue, Single Family Mortgage,	8,500
	Class I-A-5,
	2.500% 03/29/06
16,000	Colorado State Educational Loan Project, Tax & Revenue Anticipation	16,012
	Notes, Series A,
	3.500% 08/09/05
17,985	Denver, Colorado City and County, Colorado Excise Tax Revenue,	17,985
	(Colorado Convention Center Project) Series 2001, (FSA Insured, Dexia
	Credit Local SBPA),
	2.300% 09/01/25**
5,655	Douglas County, Colorado School District Number 1, Series 2001, Puttable	5,655
	Receipts - 163, (MBIA Insured, Morgan Guaranty SBPA),
	2.320% 06/15/09**#
3,715	Kipling Ridge Metropolitan District GO, Colorado, (U.S. Bank N.A.	3,715
	LOC),
	2.330% 12/01/23**
25,510	Moffat County, Colorado PCR, (Tri-State Colorado - Utah Electric	25,510
	Cooperative Project) Series 1984, (AMBAC Insured, Societe Generale
	SBPA),
	2.450% 07/01/10**
6,100	Westminster, Colorado Economic Development Authority Tax Increment	6,100
	Revenue, (North Huron Urban Renewal), (Depfa Bank plc LOC),
	2.570% 12/01/28**
		155,024
	Delaware – 0.1%
4,385	Kent County, Delaware Revenue, (Charter School Inc. Project) Series	4,385
	2002, (Wachovia Bank N.A. LOC),
	2.340% 11/01/22**
	Florida – 4.7%
3,900	Alachua County, Florida Health Facilities Authority, (Meridian Behavioral	3,900
	Income Project) Series 2003, (Wachovia Bank N.A. LOC),
	2.340% 07/01/18**
23,940	Florida Housing Finance Agency Multi-Family Housing Revenue, (Kings	23,940
	Colony Associates Ltd. Project) Series 1988D, (Credit Suisse First Boston
	LOC),
	2.300% 08/01/06**
14,475	Florida, Housing Finance Corporation, Revenue,	14,475
	2.310% 10/01/32**#
8,400	Miami, Florida Health Facilities Authority Health Facilities Revenue, (Miami	8,400
	Jewish Home and Hospital Project) Series 1996, (SunTrust Bank Miami
	LOC),
	2.290% 12/01/16**#
2,160	Miami-Dade County, Florida Educational Facilities Authority Revenue,	2,160
	Series 2004, (AMBAC Insured, Merrill Lynch Capital Services SBPA,
	Merrill Lynch and Company GTY-AGMT),
	2.310% 10/01/11**#
5,695	Miami-Dade County, Florida Industrial Development Authority Revenue,	5,695
	(Dave and Mary Alper Community Project) Series 2002, (Northern Trust
	Company LOC),
	2.300% 04/01/32**
10,000	Orange County, Florida Industrial Development Authority IDR, (Bishop	10,000
	Moore High School Project) Series 2000, (SunTrust Bank LOC),
	2.290% 10/01/25**
21,250	Palm Beach County, Florida Health Facilities Authority, (Bethesda	21,250
	Healthcare System Project), Health Facilities Revenue,
	2.280% 12/01/31**
19,980	Pinellas County, Florida Health Facility Authority Revenue, (Hospital facility	19,980
	Bayfront Project) Series 2004, (SunTrust Bank LOC),
	2.280% 07/01/34**
300	Titusville, Florida Multi-Purpose Revenue, Series 1998 (SunTrust Bank	300
	LOC),
	2.350% 01/01/25**
400	Titusville, Florida Multi-Purpose Revenue, Series 1999 (SunTrust Bank	400
	LOC),
	2.350% 01/01/25**

4,100	Titusville, Florida Revenue, Series 1999A (SunTrust Bank LOC),	4,100
	2.350% 01/01/25**
5,600	University of North Florida Foundation Income Revenue, Series 1997,	5,600
	(First Union National Bank LOC),
	2.430% 11/01/27**
12,000	University of North Florida Foundation Income Revenue, Series 2000,	12,000
	(First Union National Bank LOC),
	2.430% 11/01/30**
9,600	University of North Florida Foundation Income Revenue, Series 2003,	9,600
	(First Union National Bank LOC),
	2.430% 11/01/24**
		141,800
	Georgia – 4.6%
2,215	Clayton County, Georgia Authority Multi-Family Housing Revenue	2,215
	Refunding, (Kings Arms Apartments Project) Series 1990D, (FSA Insured,
	Societe Generale SBPA),
	2.420% 01/01/21**
3,935	Clayton County, Georgia Housing Authority Multi-Family Housing Revenue	3,935
	Refunding (Huntington Woods Apartments Project) Series 1990A, (FSA
	Insured, Societe Generale SBPA),
	2.420% 01/01/21**
3,690	Clayton County, Georgia Housing Authority Multi-Family Housing Revenue	3,690
	Refunding, (Kimberly Forest Project) Series 1990B, (FSA Insured, Societe
	Generale SBPA),
	2.420% 01/01/21**
3,945	Clayton County, Georgia Housing Authority Multi-Family Housing Revenue	3,945
	Refunding, (Ten Oaks Apartments Project) Series 1990F, (FSA Insured,
	Societe Generale SBPA),
	2.420% 01/01/21**
6,955	Clayton County, Georgia Housing Authority Multi-Family Housing Revenue	6,955
	Refunding, (Village Rouge Apartments Project) Series 1990C, (FSA
	Insured, Societe Generale SBPA),
	2.420% 01/01/21**
6,875	Cobb County, Georgia Development Authority Revenue, (North Cobb	6,875
	Christian School Project) Series 1998A, (Branch Banking and Trust LOC),
	2.300% 03/01/22**
2,740	Cobb County, Georgia Development Authority Revenue. YMCA, Series	2,740
	2003, (Branch Banking and Trust LOC),
	2.300% 12/01/25**
25,000	Cobb County, Georgia Hospital Authority Revenue, Anticipation of	25,000
	Certification, (Equip Pool Project) Series 2004, (SunTrust Bank LOC),
	2.300% 04/01/34**
7,500	Columbus, Georgia Development Authority Revenue, (Foundation	7,500
	Properties Inc. Project) Series 2004, (Columbus Bank and Trust LOC),
	2.350% 12/01/33**
6,350	Columbus, Georgia Hospital Authority Revenue, (St. Francis Hospital Inc.,	6,350
	Project) Series 2000A, (Columbus Bank & Trust LOC),
	2.320% 01/01/31**#
16,245	Fulton County, Georgia Housing Authority, Multi-Family Housing Revenue,	16,245
	PT-469, (FHLMC COLL Insured, Freddie Mac LIQ FAC),
	2.650% 12/01/32**
1,650	Fulton County, Georgia Water & Sewage Revenue, Series 2005, (FGIC	1,650
	Insured, Citibank N.A. LOC),
	2.320% 01/01/35**#
5,495	Georgia Municipal Electric Authority Revenue, Series 2004, (AMBAC	5,495
	Insured, Citigroup Global Markets Liquidity Facility),
	2.320% 01/01/26**#
25,900	Municipal Electric Authority, Georgia,	25,900
	2.230% 03/01/20**
16,700	Richmond County, Georgia Hospital Authority Revenue Anticipation	16,700
	Certificates, (University Health Services, Inc. Project) Series 1999,
	(SunTrust Bank LOC),
	2.290% 01/01/19**
4,850	Worth County, Georgia Industrial Development Authority Revenue	4,850
	Refunding, (Seabrook Enterprises, Inc. Project) Series 1996A, (Harris
	Trust and Savings Bank LOC),
	2.290% 08/01/23**#
		140,045

	Hawaii – 1.4%
16,368	Hawaii State Department Budget & Finance Special Purpose Revenue,	16,368
	(Queen’s Health Systems), Series A (Bank of Nova Scotia SpA),
	2.320% 07/01/26**
4,970	Honolulu City and County GO, Series 2003, (MBIA Insured, Citigroup	4,970
	Global Market Liquidity Facility),
	2.320% 03/01/22**#
5,000	Honolulu Hawaii City and County GO, Series 2004A, (MBIA-IBC Insured,	5,000
	Citibank N.A. Liquidity Facility),
	2.320% 10/01/10**#
5,525	Honolulu, Hawaii City & County, Eagle, Class A, (MBIA Insured, Citibank	5,525
	N.A. LIQ FAC),
	2.320% 07/01/24**
11,100	Honolulu, Hawaii, City & County GO, Series C, (FGIC Insured),	11,100
	2.280% 12/01/17
		42,963
	Illinois – 8.9%
22,575	Bolingbrook, Illinois GO, Series 2004, (Harris Trust and Savings Bank	22,575
	LOC),
	2.590% 12/01/29**
7,750	Chicago, Illinois Board of Education, Series Z-8, (FGIC Insured, Goldman	7,750
	Sachs LIQ FAC),
	2.380% 10/28/25**
10,575	Chicago, Illinois GO, Series 2004, (FSA Insured, Deutsche Bank Trust	10,575
	Company Liquidity Facility),
	2.310% 01/01/29**#
7,200	Chicago, Illinois, GO, Series 2004-E, (FSA Insured, DEPFA Bank plc	7,200
	SpA),
	2.320% 03/01/15**
4,240	DeKalb, Illinois Tax Increment Revenue, Series 2003, (Northern Trust	4,240
	Company LOC),
	2.350% 01/01/13**
22,345	Illinois ABN AMRO, GO, Series 2002, (MBIA-IBC Insured, ABN AMRO	22,345
	Bank SBPA),
	2.330% 12/01/10**#
2,860	Illinois Development Finance Authority Revenue, Adventist	2,893
	Health-A-RMT-05/11/00,
	5.500% 11/15/05
5,500	Illinois Development Finance Authority Revenue, (American Academy of	5,500
	Dermatology Project) Series 2001, (American National Bank & Trust LOC),
	2.420% 04/01/21**#
4,080	Illinois Development Finance Authority Revenue, (Little City Foundation	4,080
	Project) Series 1994, (LaSalle National Bank LOC),
	2.310% 02/01/19**
13,640	Illinois Educational Facilities Authority Revenue, (Benedictine University	13,640
	Project) Series 2000, (LaSalle Bank N.A. LOC),
	2.310% 08/01/25**
8,400	Illinois Finance Authority Revenue, (Resurrection Health), Series B,	8,400
	(JPMorgan Chase Bank LOC),
	2.320% 05/15/35**
2,285	Illinois Health Facilities Authority Revenue, (Glenkirk Project) Series 1997,	2,285
	(Harris Trust and Savings Bank LOC),
	2.300% 02/15/21**#
2,420	Illinois State Development Finance Authority Revenue, (Chicago Academy	2,420
	of Sciences Project) Series 1997, (American National Bank & Trust
	Company LOC),
	2.310% 01/01/31**
2,355	Illinois State GO, Series 2003, (FSA Insured, Citigroup Global	2,355
	Market),
	2.320% 12/01/20**#
110,000	Illinois State, Series B, (Depfa Bank plc SpA),	110,000
	2.400% 10/01/33**
17,700	Metropolitan Pier & Exposition Authority, Illinois Dedicated State Tax	17,700
	Revenue, Series Z-5, (MBIA Insured, Goldman Sachs LIQ FAC),
	2.380% 04/03/34**

11,500	Oak Forest, Illinois Revenue, (Homewood Pool - South Suburban Mayors	11,500
	Project) Series 1989, (Bank One, N.A. LOC),
	2.540% 07/01/24**
2,800	Peoria Heights, Illinois Ltd. Obligation Revenue, (Christian School	2,800
	Project), (National City Bank LOC),
	2.370% 09/01/36**
5,000	Schaumburg, Illinois GO, Series 2004, (FGIC Insured, Citigroup N.A.	5,000
	Liquidity Facility),
	2.320% 12/01/41**#
5,470	Will & Kendall Counties, Illinois GO, Community Construction School	5,470
	District Number 202, Series 2003, (FGIC Insured, Citigroup Global Market
	Liquidity Facility),
	2.320% 01/01/23**#
		268,728
	Indiana – 2.0%
1,000	Angola, Indiana Educational Facility Revenue, (Tri State University Inc.	1,000
	Project) Series 2004, (Fifth Third Bank LOC),
	2.560% 09/01/15**#
12,260	Dyer, Indiana Redevelopment Authority, Economic Development Lease	12,260
	Rental, PT-2721, (CIFG Insured, Merrill Lynch Capital Services SpA),
	2.310% 07/15/23**
2,425	Indiana Board Book Revenue, Series 2003, (MBIA Insured, Citigroup	2,425
	Global Market Liquidity Facility),
	2.320% 09/01/21**#
5,465	Indiana Board Book Revenue, Series 2004, (AMBAC Insured, Merrill	5,465
	Lynch Capital Services SBPA),
	2.310% 02/01/12**#
2,400	Indiana Health Facilities Financing Authority Revenue, (Southern Indiana	2,400
	Rehab Hospital Project) Series 2001, (Bank One Kentucky N.A. LOC),
	2.420% 04/01/20**#
6,150	Indiana State Development Finance Authority IDR, (Indiana University	6,150
	Foundation Project) Series 1998, (National City Bank LOC),
	2.370% 08/01/18**#
17,000	Indiana State Development Finance Authority Revenue, Educational	17,000
	Facilities Children’s Museum, Series 2003, (Fifth Third Bank Liquidity
	Facility),
	2.400% 07/01/33**
3,855	Indiana Transition Finance Authority Highway Revenue, Series 2004,	3,855
	(MBIA-IBC Insured, Merrill Lynch Capital Services SBPA),
	2.310% 06/01/09**#
4,780	Merrillville, Indiana Multi School Building Corporation, Series 923, (FGIC	4,780
	Insured, State Aid Withholding, JPMorgan Chase & Company LIQ FAC),
	2.320% 01/15/13**
4,340	St. Joseph County, Indiana Economic Development Revenue, (Brothers of	4,340
	the Holy Cross Project) Series 1997, (Key Bank, N.A. LOC),
	2.370% 09/01/17**#
		59,675
	Kansas – 1.1%
23,305	Kansas State, Department of Transit Highway Revenue, Series D, (Dexia	23,305
	Credit LOC),
	2.190% 03/01/12**
8,430	Wichita, Kansas, Hospital Revenue, (MBIA Insured),	8,430
	2.310% 10/01/10**#
		31,735
	Kentucky – 1.9%
19,375	Breckinridge County, Kentucky Lease Program Revenue, Kentucky	19,375
	Association County Leasing Trust, Series 2002A, (U.S. Bank N.A. LOC),
	2.300% 02/01/32**
1,800	Christian County, Kentucky Industrial Building Revenue, (Audubon Area	1,800
	Community Services Project) Series 2004, (Branch Banking and Trust
	LOC),
	2.300% 01/01/29**#
9,100	Jefferson County, Kentucky Multi-Family Housing Revenue Refunding,	9,100
	(Canter Chase Apartments Project) Series 2002, (FHLMC Liquidity
	Facility),
	2.350% 06/01/32**

3,195	Kentucky Asset/Liability Common General Funding Revenue, (MBIA	3,195
	Insured, Citibank N.A. LIQ FAC),
	2.320% 05/01/21**
9,820	Kentucky Economic Development Finance Authority, Industrial Building	9,820
	Revenue, (Goodwill Industries Project) Series 2003,
	2.300% 08/01/23**#
5,340	Kentucky State Property and Buildings Common Revenue, Series 2004,	5,340
	(FSA Insured, Merrill Lynch Capital Services SBPA),
	2.310% 04/01/13**#
2,760	Mayfield, Kentucky Multi-City Lease Revenue, Kentucky League of Cities	2,760
	Funding Trust, Series 1996, (PNC Bank LOC),
	2.340% 07/01/26**
5,500	Shelby County, Kentucky Lease Revenue, Series 2004A, (U.S. Bank N.A.	5,500
	LOC),
	2.300% 09/01/34**
		56,890
	Louisiana – 0.6%
10,000	Louisiana Public Facility Authority Lease Revenue, Series 2003, (SBPA	10,000
	Societe Generale),
	2.330% 06/01/08**
4,310	Shreveport, Louisiana Home Mortgage Authority Multi-Family Housing	4,310
	Revenue Refunding, (Summer Pointe Project) Series 2004, (FNMA
	Liquidity Facility),
	2.310% 02/15/23**
4,100	Upper Pontalba, Louisiana Building Restoration Corporation Revenue	4,100
	Refunding, (Upper Pontalba Building Project) Series 1996, (Bank One
	Louisiana, N.A. LOC),
	2.420% 12/01/16** #
		18,410
	Maine – 0.2%
1,945	Maine Health and Higher Education Facilities Authority Revenue, Series	1,945
	2004A, (MBIA Insured),
	2.500% 07/01/05
2,710	Maine Health and Higher Educational Facility Authority Revenue, Series	2,710
	2003, (FSA Insured, Merrill Lynch Capital Services SBPA),
	2.310% 07/01/21**#
		4,655
	Maryland – 1.8%
9,100	Baltimore County, Maryland Economic Development Revenue, (Blue Circle,	9,100
	Inc. Project) Series 1992, (Den Danske Bank LOC),
	2.450% 12/01/17**
4,000	Baltimore County, Maryland Economic Development Revenue, (Torah	4,000
	Institution Baltimore Project) Series 2004, (Branch Banking and Trust
	LOC),
	2.300% 05/01/24**#
40,000	Maryland State Community Development Administration Department	40,000
	Housing and Community Development, (Residential Project) Series 2004,
	2.050% 03/01/20
		53,100
	Massachusetts – 2.0%
60,000	Massachusetts State, Series A, (Citibank N.A. SpA),	60,000
	2.290% 02/01/28**
	Michigan – 5.7%
3,400	Ann Arbor, Michigan Economic Development, (Ann Arbor YMCA Project)	3,400
	Series 2004, (Fifth Third Bank LOC),
	2.540% 04/01/34**
1,000	Grand Rapids, Michigan Public Schools GO, Series 2004, (Fifth Third Bank	1,000
	LOC),
	2.560% 05/01/23**
14,035	Grand Valley, Michigan State University Revenue, Series 2001B, (FGIC	14,035
	Insured, Liquidity Facility),
	2.300% 06/01/27**
4,900	Michigan Higher Education Facilities Authority Revenue, Refunding Ltd.	4,900
	Obligation Hope College, Series 2004, (Bank One N.A. LOC),
	2.330% 04/01/34**

5,210	Michigan Higher Education Facility Authority Revenue, (Hope College	5,210
	Project) Series 2002B, (Fifth Third Bank LOC),
	2.330% 04/01/32**
10,500	Michigan Municipal Bond Authority Revenue, Series 2004B-1,	10,520
	3.000% 08/19/05
2,395	Michigan Public Educational Facility Authority Revenue, Ltd. Obligation,	2,395
	(West Michigan Academy Project) Series 2003, (Fifth Third Ward LOC),
	2.560% 12/01/18**#
4,170	Michigan State Building Authority Revenue, Series 2003, (MBIA Insured,	4,170
	Citigroup Global Market Liquidity Facility),
	2.320% 10/15/18**#
8,100	Michigan State Hospital Financial Authority Revenue, Series 2003, (Fifth	8,100
	Third Bank LOC),
	2.330% 12/01/32**
5,000	Michigan State South Central Power Agency, Power Supply System	5,000
	Revenue Refunding, Series 2004, (AMBAC Insured, Bank One N.A.
	SBPA),
	2.300% 11/01/11**
75,000	Michigan State, GO, Series 2004-A,	75,276
	3.500% 09/30/05
4,370	Michigan State, Strategic Fund Ltd., Obligation Revenue, (Environmental	4,370
	Research Institute Project), Series A,
	2.340% 10/01/15**
4,260	Michigan State, Strategic Fund Ltd., Obligation Revenue, (Fifth Third Bank	4,260
	LOC),
	2.340% 10/01/25**
30,000	State of Michigan, Multi-Modal GO, (Environmental Program), Series	30,000
	2004-A, (Depfa Bank plc LOC),
	2.200% 10/05/05
		172,636
	Minnesota – 2.4%
4,910	Minneapolis, Minnesota Community Development Agency Revenue,	4,910
	(Arena Acquisition Project) Series 1995A, (US Bank, N.A. LOC),
	2.330% 10/01/24**
20,000	Minnesota School Districts Tax and Aid Anticipation Borrowing Program	20,050
	Certificate GO, Series 2004A,
	3.000% 09/02/05
27,440	Minnesota State Housing Finance Agency, Residential Housing Finance,	27,415
	Series D, (GO of Agency),
	1.400% 07/01/17
20,000	Minnesota State Housing Finance Agency, Residential Housing, Series D,	20,000
	(GO of Agency),
	2.900% 05/18/06
		72,375
	Mississippi – 1.0%
5,000	Mississippi Business Finance Corporation Mississippi Revenue,	5,000
	(Belhaven College Project) Series 2004, (First Tennessee Bank LOC),
	2.500% 07/01/24**#
10,000	Mississippi Development Bank Special Obligation, Series 2004, (AMBAC	10,000
	Insured, Merrill Lynch Capital Services SBPA),
	2.310% 01/01/26**^^
4,995	Mississippi Development Bank Special Obligation, Series 2004, (FSA	4,995
	Insured, Merrill Lynch Capital Services SBPA),
	2.310% 09/01/25**#
8,355	Mississippi Development Bank Special Obligations, PT-1494, (FSA	8,355
	Insured, Merrill Lynch Capital Services SpA),
	2.570% 08/01/10**
2,400	Mississippi Development Bank Special Obligations, Revenue, PUTTERS-	2,400
	Series 667, (FGIC Insured),
	2.320% 01/01/13**#
		30,750
	Missouri – 1.7%
1,570	Desloge, Missouri Industrial Development Authority IDR Refunding,	1,570
	(National Healthcorp Project) Series 1989, (Regions Bank LOC),
	3.000% 12/01/10**
1,555	Dunklin County, Missouri Industrial Development Authority IDR Refunding,	1,555
	(National Healthcorp Project) Series 1989, (Regions Bank LOC),
	3.000% 12/01/10**

18,400	Kansas City, Missouri Industrial Development Authority Multi-Family	18,400
	Housing Revenue, (Timberlane Village Associates Project) Series 1986,
	(UBS AG LOC),
	2.380% 06/01/27**
8,000	Kansas City, Missouri Industrial Development Authority, Multi-Family	8,000
	Housing Revenue, (Ethan’s Apartments Project) Series 2004, (Citibank
	N.A. LOC),
	2.310% 02/01/39**
8,350	Missouri State Development Finance Board Educational Facility Revenue,	8,350
	(Southeast Missouri State University Project) Series 2003, (U.S. Bank
	N.A. LOC),
	2.270% 10/01/23**
8,325	Platte County, Missouri Industrial Development Authority Multi-Family	8,325
	Housing Revenue Refunding, (Wexford Place Project) Series 1996, (Bank
	One Texas, N.A. LOC),
	2.310% 04/01/28**#
5,000	St. Louis, Missouri Industrial Development Authority Revenue Refunding,	5,000
	(Wetterau, Inc. Project) Series 1989, (PNC Bank, N.A. LOC),
	2.310% 05/01/09**#
		51,200
	Nebraska – 0.1%
4,060	Nebraska Elementary & Secondary School Finance Authority, Educational	4,060
	Facilities Revenue, (Lutheran School Project Fund) Series 2004B, (Fifth
	Third Bank LOC),
	2.330% 09/01/29**
	Nevada – 1.2%
16,500	Clark County, Nevada Airport Revenue, Series 2001, (FGIC Insured,	16,500
	Landesbank Baden-Wurttenberg SBPA),
	2.260% 07/01/29**
5,915	Clark County, Nevada School District GO, Series 2004, (MBIA Insured,	5,915
	Merrill Lynch Capital Services SBPA),
	2.310% 06/15/23**#
8,625	Henderson, Nevada, GO, (FGIC Insured),	8,625
	2.310% 06/01/24**#
3,975	Washoe County, Nevada School District, Series 2003, (FGIC Insured,	3,975
	Citigroup Global Market Liquidity Facility),
	2.320% 06/01/20**#
		35,015
	New Jersey – 0.4%
10,820	New Jersey Economic Development Authority Revenue, Series 502,	10,820
	(MBIA Insured, PNC Bank N.A. LIQ FAC),
	2.310% 01/01/22**
	New Mexico – 0.4%
5,000	Farmington, New Mexico Hospital Revenue, (San Juan Regional Medical	5,000
	Center Project) Series 2004-B, (Bank of Nova Scotia LOC),
	2.310% 06/01/28**
7,735	San Juan City, New Mexico Gross Receipts Tax Revenue, Series 2004,	7,735
	(MBIA Insured, Westdeutsche Landesbank AG SBPA),
	2.310% 01/01/08**#
		12,735
	New York – 8.1%
27,700	Erie County, New York, Revenue Anticipation Notes, (Citigroup Global	27,709
	Markets LOC),
	3.000% 07/13/05
5,400	Forest City, New Rochelle, New York, Revenue Certificate, Series 2003,	5,400
	(JPMorgan Chase Bank LOC),
	2.300% 06/01/11**#
47,000	Metropolitan Transportation Authority, New York Revenue, Sub-Series A-2,	47,000
	2.240% 11/01/34**
14,500	New York City, New York Municipal Water Finance Authority, Water &	14,500
	Sewer Systems Revenue, PA-454, (FGIC Insured, Merrill Lynch Capital
	Services SpA),
	2.310% 06/15/30**
7,460	New York Metropolitan Transitional Authority Revenue, Series 2003,	7,460
	(AMBAC Insured, Merrill Lynch Capital Services SBPA),
	1.630% 11/15/10**^^

3,000	New York Sales Tax Asset Receivable Revenue, Series 2004, (MBIA	3,000
	Insured, Westlandesbank AG SpA),
	2.310% 10/15/29**
17,200	New York State Housing Finance Agency Revenue, (North End Avenue	17,200
	Housing Project) Series 2004A, (Landesbank Hessen-Thuringen LOC),
	2.310% 11/01/37**
25,800	New York State Local Government Assistance Corporation Refunding,	25,800
	Series 2003-3V, (FGIC Insured, GO of Corporation, Landesbank
	Baden-Wurttemberg SBPA),
	2.310% 04/01/24**
12,830	New York State, Local Government Assistance Corporation, Series	12,830
	2003A, (FGIC Insured, GO of Corporation, Dexia Credit Local SBPA),
	2.160% 04/01/21**
7,235	New York, Metropolitan Transit Authority Revenue, Series 2003, (MBIA	7,235
	Insured, Citibank N.A. SBPA),
	2.310% 11/15/28**#
18,240	New York, New York City Housing Development Corporation, Multi-Family	18,240
	Revenue, Series 2003, (HSBC Bank USA LOC),
	2.200% 12/01/36**
2,905	New York, New York City Municipal Water Finance Authority, Water and	2,905
	Sewer Revenue, Series 2003F-2, (Bayerische Landesbank SBPA),
	2.250% 06/15/35**
33,470	New York, New York City Transitional Finance Authority Revenue, Series	33,470
	1998C, (Bayerische Landesbank SBPA),
	2.180% 05/01/28**
16,765	New York, New York GO, Series 2004C-3, (CIFG Insured, Depfa Bank	16,765
	plc SBPA),
	2.300% 08/15/29**
3,500	Triborough Bridge & Tunnel Authority New York Revenue, Series 2003,	3,500
	(MBIA Insured, Merrill Lynch Capital Services SpA)
	2.310% 05/15/17**#
		243,014
	North Carolina – 3.4%
2,365	Guilford County, North Carolina Industrial Facilities and Pollution Control	2,365
	Financing Authority Revenue, (Recreational Facilities-YMCA Project)
	Series 2002, (Branch Banking and Trust LOC),
	2.300% 02/01/23**
13,575	Henderson County, North Carolina Hospital Revenue, (Margaret R Pardee	13,575
	Memorial Hospital Project) Series 2001, (Branch Banking & Trust LOC),
	2.300% 10/01/21**
5,800	North Carolina Capital Facilities Finance Agency Educational Facilities	5,800
	Revenue, (Campbell University Project) Series 2004, (Branch Banking and
	Trust LOC),
	2.300% 10/01/24**
5,500	North Carolina Capital Facility Finance Agency Educational Facility	5,500
	Revenue, (Barton College Project) Series 2004, (Branch Banking & Trust
	LOC),
	2.300% 07/01/19**
10,310	North Carolina Medical Care Commission Retirement Facilities Revenue,	10,310
	(Aldersgate Project) Series 2001, (Branch Banking & Trust LOC),
	2.350% 01/01/31**
5,000	North Carolina Medical Care Commission Retirement Facilities Revenue,	5,000
	(United Methodist Project), Series 2005B, (Branch Banking & Trust LOC),
	2.300% 10/01/35**
3,980	North Carolina Medical Care Community Health Care Facilities Revenue,	3,980
	(Rutherford Hospital Inc. Project) Series 2001, (Branch Banking & Trust
	LOC),
	2.300% 09/01/21**
9,600	North Carolina Medical Care Community Hospital Revenue, (Westcare	9,600
	Health System Project) Series 2002A, (Branch Banking & Trust LOC),
	2.300% 09/01/22**
10,000	North Carolina Medical Care Community Retirement Facilities Revenue,	10,000
	Series 2003, (Bank of Scotland LOC),
	2.300% 07/01/07**
5,460	North Carolina State GO, Series 2003, (Merrill Lynch Capital Services	5,460
	SBPA),
	2.310% 02/01/11**#

30,000	North Carolina State, Series C, (Bayerische Landesbank SpA),	30,000
	2.260% 06/01/19**
		101,590
	North Dakota – 0.8%
8,635	Grand Forks, North Dakota Health Care Facilities Revenue, Series 2004,	8,635
	(MBIA Insured, Merrill Lynch Capital Services SBPA, Merrill Lynch and
	Company GTY- AGMT)
	2.310% 07/21/09**#
15,980	Grand Forks, North Dakota Health Care Facilities Revenue, Series	15,980
	MT-050, (MBIA Insured, Merrill Lynch Capital Services SpA),
	2.370% 12/01/24**^^
		24,615
	Ohio – 2.0%
25,700	Cleveland, Ohio Airport System Revenue, Series 2001C, (FSA Insured),	25,700
	2.220% 01/01/31**
1,805	Highland County, Ohio Joint Township Hospital District Facilities Revenue,	1,805
	Series 2004, (Fifth Third LOC),
	2.560% 08/01/24**#
3,970	Jackson, Ohio GO Local School District Stark and Summit Counties,	3,970
	2.310% 12/01/24**#
1,400	Lucas County, Ohio Facilities Improvement Revenue, (Toledo Zoological	1,400
	Society Project) Series 1997, (Key Bank, N.A. LOC),
	2.320% 10/01/05**
8,000	Montgomery County, Ohio Economic Development Revenue, (The Dayton	8,000
	Art Institute Project) Series 1996, (National City Bank LOC),
	2.400% 05/01/26**
14,340	Muskingum County, Ohio Hospital Facilities Revenue Refunding, (Genesis	14,340
	Healthcare System Project) Series 2000, (National City Bank LOC),
	2.330% 12/01/20**
5,000	Summit County, Ohio Port Authority Revenue, (Jewish Community Board	5,000
	Akron PJ),
	2.370% 10/01/23**
1,000	Warren County, Ohio Economic Development, (Ralph J Stolle Countryside	1,000
	Project) Series 2000, (Fifth Third Bank LOC),
	2.560% 08/01/20**#
		61,215
	Oklahoma – 0.0%+
1,260	Oklahoma State Industrial Authority Revenue, (Amateur Softball	1,260
	Association Project) Series 2002, (Bank One Oklahoma N.A. LOC),
	2.470% 06/01/14**#
	Oregon – 0.7%
20,000	Oregon State, Series 73-F, (Bayerische Landesbank SpA),	20,000
	0.000% 12/01/17**!
	Other Territories – 0.0%+
1,205	Puttable Floating OPT Tax-Exempts Receipts, Float Mode A Regular PZP-2,	1,205
	(Merrill Lynch Capital Services SpA),
	2.430% 08/01/28**#
	Pennsylvania – 3.7%
6,105	Allegheny County, Pennsylvania IDR, (United Jewish Federation Project)	6,105
	Series 1995B, (PNC Bank, N.A. LOC),
	2.310% 10/01/25**
9,995	Delaware Valley, Pennsylvania Regional Finance Authority, Local	9,995
	Government Revenue, Series PT-784, (Merrill Lynch Capital Services SpA),
	2.380% 07/01/26**#
7,600	Delaware Valley, Pennsylvania, Regional Finance Authority, Government	7,600
	Revenue, (AMBAC Insured, SpA - Merrill Lynch Capital Services),
	2.380% 08/01/28**#
11,340	Harrisburg, Pennsylvania Authority Revenue, (Cumberland Valley School	11,340
	Project) Series 2002B, (FSA Insured, Dexia Credit Local SBPA),
	2.330% 03/01/34**
2,025	Harrisburg, Pennsylvania Authority Revenue, (West Brandywine Project)	2,025
	Series 2002D, (FSA Insured, Dexia Credit Local SpA),
	2.330% 03/01/34**

5,000	Montgomery County, Pennsylvania Industrial Development Authority	5,000
	Revenue, (Plymouth Woods Project) Series 1987, (PNC Bank, N.A. LOC),
	2.310% 09/01/06**#
8,000	Pennsylvania State Higher Educational Facilities Authority, Student	8,000
	Housing Revenue, (Washington & Jefferson Development) Series A,
	2.320% 11/01/36**
55,000	Philadelphia, Pennsylvania Hospitals & Higher Educational Facilities	55,000
	Authority, Hospital Revenue, (Temple University Health), Series A,
	(Wachovia Bank N.A. LOC),
	2.250% 07/01/27**
5,450	Philadelphia, Pennsylvania Redevelopment Authority, (The Presbyterian	5,450
	Home Project) Series 1998, (PNC Bank, N.A. LOC),
	2.310% 07/01/28**#
		110,515
	Rhode Island – 0.3%
10,000	Rhode Island Housing & Mortgage Finance Corporation, (Homeownership	9,810
	Opportunity), Series 43-B,
	1.470% 06/15/06
	South Carolina – 1.6%
13,145	South Carolina Jobs Economic Development Authority Health Facilities	13,145
	Revenue, (Carolina Village Project) Series 2000, (Branch Banking & Trust
	LOC),
	2.300% 02/01/22**
6,160	South Carolina Jobs Economic Development Authority Hospital Facility	6,160
	Revenue, (Cannon Memorial Hospital Project) Series 2004A, (National
	Bank of South Carolina LOC),
	2.380% 06/01/24**
6,400	South Carolina Jobs-Economic Development Authority Health Care	6,400
	Facilities Revenue, (Baptist Ministries Project) Series 2000, (National Bank
	South Carolina LOC),
	2.350% 07/01/20**
5,490	South Carolina State Public Service Authority Revenue, Series 2002,	5,490
	(FSA Insured, Merrill Lynch Capital Services SBPA),
	2.310% 07/01/10**#
4,575	South Carolina State Public Services Authority Revenue, Series 2004	4,575
	(AMBAC Insured, Citibank N.A. Liquidity Facility),
	2.320% 01/01/22**#
12,810	South Carolina Transportation Infrastructure Bank Revenue, Series 2004,	12,810
	(AMBAC Insured, Merrill Lynch Capital Services SBPA),
	2.310% 04/01/12**#
		48,580
	Tennessee – 2.3%
3,900	Blount County Tennessee Public Building Authority, Local Government	3,900
	Public Improvement, Series 2002, (AMBAC Insured, Regions Bank SBPA),
	2.300% 06/01/17**
3,050	Cleveland, Tennessee Health and Educational Facilities Board Revenue,	3,050
	(Lee University Project) Series 2002, (First Tennessee Bank LOC),
	2.600% 12/01/19**#
675	Loudon, Tennessee Water and Sewer Revenue Refunding, Series 1996,	675
	(Wachovia Bank, N.A. LOC),
	2.340% 09/01/06**#
7,000	Met Government Nashville & Davidson County, Tennessee Housing &	7,000
	Educational Facilities Board Revenue, (Blakeford Green Hills), (Fifth Third
	Bank LOC),
	2.560% 07/01/16**
4,500	Met Government Nashville & Davidson County, Tennessee Housing &	4,500
	Educational Facilities Board Revenue, (Vanderbilt University), Series A-2,
	2.150% 10/01/44**
5,360	Metropolitan Government, Nashville and Davidson County, Tennessee	5,360
	District Energy Revenue, Series 2002, (AMBAC Insured, Merrill Lynch
	Capital Services SpA),
	2.310% 04/01/10**#
3,555	Metropolitan Government, Nashville and Davidson County, Tennessee	3,555
	Industrial Development Board Revenue Refunding, (Nashville Apartment
	Properties Project) Series 1995-2, (AmSouth Bank, N.A. LOC),
	2.390% 09/01/15**#

4,500	Sevier County, Tennessee Public Building Authority, Local Government	4,500
	Public Improvement, Series III-B-2, (AMBAC Insured, Landesbank Hessen
	SpA),
	2.300% 06/01/19**
3,500	Shelby County, Tennessee Health Educational & Housing Facilities Board	3,500
	Revenue, (St. Mary’s Episcopal School Project), (First Tennessee Bank
	LOC),
	2.580% 12/01/34**
4,520	Shelby County, Tennessee Health Educational and Housing Facilities	4,520
	Board Revenue, (Memphis University School Project) Series 2002,
	(SunTrust Bank LOC),
	2.310% 10/01/22**
5,170	Shelby County, Tennessee Health Educational and Housing Facilities	5,170
	Board Revenue, (St. Benedict Auburndale School) Series 2003,
	(AmSouth LOC),
	2.320% 05/01/33**
18,240	Tennessee, Housing Development Agency, Single Family Mortgage	18,240
	Revenue,
	2.753% 12/08/05**
4,150	Williamson County, Tennessee Industrial Development Board Revenue,	4,150
	Educational Facility, (Saint Matthew School Project) Series 2004,
	(SunTrust Bank LOC),
	2.340% 07/01/24**
		68,120
	Texas – 15.6%
4,982	Brazosport, Texas Independent School District, Series 2003, (PSF-GTD,	4,982
	Merrill Lynch Capital Services SBPA),
	2.310% 08/15/10**#
5,190	Bridgeport, Texas GO, Independent School District, Series 2004,	5,190
	(PSF-GTD, Merrill Lynch Capital Services SBPA, Merrill Lynch and
	Company GTY-AGMT),
	2.310% 02/15/09**#
4,815	Canutillo, Texas Independent School District, GO, Series 2003, (PSF-GTD	4,815
	Insured, Merrill Lynch Capital Services SBPA),
	2.310% 08/15/22**#
9,125	Cypress-Fairbanks, Texas Independent School District, Series 2005,	9,125
	(PSF-GTD),
	2.310% 02/15/20**#
4,490	Dallas, Texas Independent School District GO, Series 2004, (PSF-GTD	4,490
	Insured, Citibank N.A. Liquidity Facility),
	2.320% 08/15/24**
4,600	Denton County, Texas, GO, PUTTERS - Series 675, (MBIA Insured),	4,600
	2.320% 07/15/10**#
5,325	Denton, Texas Utilities System Revenue, Series 2004, (MBIA Insured,	5,325
	Merrill Lynch Capital SBPA),
	2.310% 12/01/24**#
9,600	Grand Prairie, Texas Housing Finance Corporation Multi-Family Housing	9,600
	Revenue, (Lincoln Property Project), Series 1993, (GE Credit Corporation
	Guarantee),
	2.300% 06/01/10**
9,000	Grand Prairie, Texas Housing Finance Corporation Multi-Family Housing	9,000
	Revenue, (Windbridge Grand Prairie Project) Series 1993, (GE Credit
	Corporation Guarantee),
	2.300% 06/01/10**#
2,300	Grapevine, Texas Industrial Development Corporation Airport Revenue,	2,300
	(Southern Air Transportation Project) Series 1993, (Bank One Texas,
	N.A. LOC),
	2.300% 03/01/10**
2,660	Gregg County, Texas Housing Finance Corporation Multi-Family Housing	2,660
	Revenue Refunding, (Summer Green Project) Series 2004A, (Fannie Mae
	Liquidity Facility),
	2.310% 02/15/23**
5,155	Gregg County, Texas Housing Finance Corporation Multi-Family Housing	5,155
	Revenue Refunding, (Summer Lake Project) Series 2004A, (Fannie Mae
	Liquidity Facility),
	2.310% 02/15/23**
3,690	Hays, Texas Consolidated Independent School District, Series PT-2593,	3,690
	(PSF-GTD, Merrill Lynch Capital Services SpA),
	2.310% 08/15/25**#

10,755	Houston, Texas School District, PT-2836, (PSF-GTD, Merrill Lynch Capital	10,755
	Services LIQ FAC),
	2.310% 02/15/18**
7,295	Houston, Texas Utilities Systems Revenue, Series 2004, (MBIA Insured,	7,295
	Deutsche Bank Liquidity Facility),
	2.310% 05/15/28**#
5,175	Houston, Texas Utility System Revenue, Series 2004, (FSA Insured,	5,175
	Citigroup Global Market Liquidity Facility),
	2.320% 05/15/20**#
12,495	Houston, Texas Water and Sewer Systems Revenue, Series 2002, (MBIA	12,495
	Insured, Merrill Lynch Capital Services SBPA),
	2.300% 12/01/23**^^
11,490	Hunt, Texas Memorial Hospital District Revenue, Series 1998, (FSA	11,490
	Insured, Chase Bank of Texas N.A. SpA),
	2.350% 08/15/17**
1,995	Lower Colorado River Authority, Texas, Revenue, PUTTERS - Series 623,	1,995
	(FGIC Insured),
	2.320% 11/15/09**#
14,520	North Central Texas Health Facility Development Corporation Revenue,	14,520
	Series 2004, (MBIA Insured, Merrill Lynch Capital Services SBPA, Merrill
	Lynch and Company GTY-AGMT),
	2.850% 07/11/12**#
10,580	Nueces County, Texas GO, Series 2004, (AMBAC Insured, Merrill Lynch	10,580
	Capital Services SPBA),
	2.310% 02/15/12**#
5,835	Richardson, Texas Independent School District, PT-2835, (PSF-GTD,	5,835
	Merrill Lynch Capital Services LIQ FAC),
	2.570% 02/15/25**
8,010	San Antonio, Texas Education Facility Corporation Revenue, (University	8,010
	of the Incarnate World Project) Series 2001, (Bank One Texas, N.A.
	LOC),
	2.400% 12/01/21**
33,280	San Antonio, Texas Water Revenue, Series 2003A, (MBIA Insured,	33,280
	JPMorgan Chase Bank SBPA),
	2.280% 05/15/33**
4,500	San Antonio, Texas, Health Facilities Development Corporation Revenue,	4,500
	(CTRC Clinical Foundation Project),
	2.300% 06/01/20**
5,945	Spring, Texas Independent School District,	5,945
	2.310% 08/15/26**#
42,170	Texas Small Business Industrial Development Corporation IDR, Texas	42,170
	Public Facilities Capital Access, Series 1986, (KBC Bank N.V. LOC),
	2.430% 07/01/26**
100,000	Texas State Tax RAN, Series 2004,	100,228
	3.000% 08/31/05
20,000	Texas State, (Mobility Funding), Series B, (Depfa Bank plc SpA),	20,000
	2.220% 04/01/30**
47,200	Texas Water Development Board Revenue, (State Revolving Fund),	47,200
	(JPMorgan Chase Bank SpA),
	2.230% 07/15/26**
18,700	Texas, Lower Colorado River Authority Revenue, Series 2001, (MBIA	18,700
	Insured, Citibank SBPA),
	2.320% 05/15/26**#
32,000	University of Texas, University Funding, Series A,	32,118
	3.500% 10/05/05
8,135	Williamson County, Texas Puttable Receipts, Series 1988, (FSA Insured,	8,135
	Morgan Guaranty Trust SBPA),
	2.320% 02/15/21**#
		471,358
	Utah – 0.3%
10,000	Utah Water Financing Agency Revenue, Tender Option, Series A-13,	10,000
	(AMBAC Insured, JPMorgan Chase Bank SpA),
	2.320% 10/01/27**

	Virginia – 0.8%
2,705	Alexandria, Virginia Industrial Development Authority Revenue, (American	2,705
	Red Cross Project) Series 1989, (First Union National Bank LOC),
	2.340% 01/01/09**#
3,700	Front Royal & Warren County Virginia IDR, Hospital Facility, (Warren	3,700
	Memorial Hospital Project) Series 2003, (Branch Banking and Trust LOC),
	2.300% 05/01/23**#
1,700	Hanover County, Virginia Industrial Development Authority Residential	1,700
	Care Facility Revenue, Series 1999, (Branch Banking and Trust LOC),
	2.300% 07/01/29**#
12,050	Rockingham County, Virginia Industrial Development Authority, Residential	12,050
	Care Facility Revenue, (Sunnyside Presbyterian Project) Series 2003,
	(Branch Banking & Trust LOC),
	2.300% 12/01/33**
3,000	Winchester, Virginia Industrial Development Authority, Residential Care	3,000
	Facilities Revenue, (Westminster-Canterbury), Series B, (Branch Banking
	& Trust LOC),
	2.300% 01/01/35**
		23,155
	Washington – 2.0%
4,235	Pierce County, Washington, Series 921, (AMBAC Insured, JPMorgan	4,235
	Chase Bank LIQ FAC),
	2.320% 02/01/13**
7,340	Washington State GO, Series 2004, (AMBAC Insured, Merrill Lynch	7,340
	Capital Services SPBA, Merrill Lynch and Company GTY-AGMT),
	2.310% 01/01/12**#
5,800	Washington State Housing Finance Commission Nonprofit Revenue,	5,800
	(Pioneer Human Services Projects) Series A, (US Bank N.A. LOC),
	2.560% 08/01/19**
11,235	Washington State Housing Finance Commission, Non-Profit Housing	11,235
	Revenue, (Franke Tobey Jones Project) Series 2003, (Wells Fargo Bank
	N.A. LOC),
	2.560% 09/01/33**
3,410	Washington State Housing, Finance Commonwealth Nonprofit, Housing	3,410
	Revenue, (Rockwood Retirement Communities),
	2.560% 01/01/34**
4,000	Washington State Public Power Supply System Nuclear Project Number 3	4,000
	Revenue, Series 1990, (MBIA-IBC Insured),
	0.000% 07/01/05!
4,020	Washington State, GO,	4,008
	2.375% 01/01/06
12,775	Washington State, Housing Finance Community, Non-profit Housing	12,775
	Revenue, (Rockwood Retirement Program A,
	2.560% 01/01/30**
8,925	Washington, Broadway Office Properties, Lease Revenue, (MBIA GO of	8,925
	County Insured),
	2.310% 06/01/10**#
		61,728
	West Virginia – 0.2%
4,995	West Virginia, University Revenue, PUTTERS - Series 69B, (FGIC	4,995
	Insured),
	2.320% 10/01/12**#
	Wisconsin – 1.7%
5,200	Allouez, Wisconsin GO, Series 2004, (AMBAC Insured, Merrill Lynch	5,200
	Capital Services SBPA),
	2.310% 04/01/24**#
3,600	Appleton, Wisconsin IDR, Series 1994, (U.S. Bank N.A. LOC),	3,600
	2.350% 12/15/09**
9,700	West Allis, Wisconsin Revenue (State Fair Park Exposition Center Project)	9,700
	Series 2001, (First Star Bank, N.A. LOC),
	2.330% 08/01/28**
3,700	Wind Point, Wisconsin Revenue, (The Johnson Foundation Project) Series	3,700
	2000, (Harris Trust & Savings Bank LOC),
	2.330% 09/01/35**
6,630	Wisconsin Center District Wisconsin Tax Revenue, Series 2004, (FSA	6,630
	Insured, Merrill Lynch Capital Services SBPA),
	2.310% 12/15/21**#

10,010	Wisconsin State GO, Series 2004, (FSA Insured, Merrill Lynch Capital		10,010
	Services SBPA)
	2.310% 05/01/08**#
3,500	Wisconsin State Health and Educational Facility Authority Revenue,		3,500
	(Mequon Jewish Project) Series 2003, (Bank One N.A. LOC),
	2.330% 07/01/28**
8,580	Wisconsin State, Health & Educational Facilities Authority Revenue,		8,580
	Series 2003, (MBIA Insured),
	2.150% 08/15/19**^^
			50,920
	TOTAL Municipal bonds and notes
	(Cost $2,836,245)		2,836,245

	Total Investments
	(Cost $3,010,449) (a)	99.8%	3,010,449

	Total Other Assets And Liabilities (Net)	0.2%	4,628

	Net Assets	100.0%	$3,015,077

Notes to Investment Portfolio:

* Securities Valuation

Securities are valued on the basis of amortized cost, which approximates current market value.  Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

(a) Cost for federal tax purposes is $3,010,449.

** Variable rate demand note.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rate changes periodically and the interest rate shown reflects the rate as of June 30, 2005.

+ Amount represents less than 0.01%.

# Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $674,697, which represents 22.4% of net assets.

! Zero coupon bond.

^^ Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Fund has valued the investment.  Illiquid securities are valued at amortized costs, which approximates the fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.  At June 30, 2005, these securities amounted to $54,515, which represents 1.8% of net assets.

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHLMC	Insured by Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDR	Industrial Development Revenue
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SpA	Standby Purchase Agreement
SBPA	Standby Bond Purchase Agreement
PCR	Pollution Control Revenue
PUTTERS	Puttable Tax-Exempt Receipts
TAN	Tax Anticipation Note

Nations Money Market Funds

Nations Cash Reserves

Statement of Net Assets	June 30, 2005 (unaudited)

Principal
Amount		Value*
(000)		(000)
	Asset-backed securities – 2.1%
	Asset-backed - Other – 2.1%
$300,000	Cheyne High Grad ABS CDO, Ltd., Series 2004-1A, Class A1,	$300,000
	3.250%! 11/10/05!!#
13,457	CIT Equipment Collateral, Series 2004-DFS, Class A,	13,457
	2.095% 10/20/05
150,000	Davis Square Funding, Ltd., Series 2003-1A, Class A1E,	150,000
	3.306%! 10/16/38!!^^#
175,000	Newcastle CDO, Ltd., Series 3A, Class 1MM,	175,000
	3.330%! 09/24/38!!^^#
245,000	Phoenix-Mistic CBO, Ltd., Series 2002-1A, Class A1A,	245,045
	3.489%! 03/15/06!!^^#
40,000	Phoenix-Mistic CBO, Ltd., Series 2002-1A, Class A1B2,	40,000
	3.329%! 09/15/14!!^^#
50,000	Putnam Structured Product CDO, Series 2001-1A, Class A1MB,	50,000
	3.394%! 11/25/05!!^^#
121,400	Winston Funding Ltd., Series 2003-1, Class A1MB,	121,400
	3.201%! 04/23/09!!^^#
	TOTAL Asset-backed securities (Cost $1,094,902)	1,094,902

	Bank obligations – 17.6%
	Certificates of deposit - Euro – 8.0%
700,000	Banque National De Paris, (London)	700,000
	3.250% 11/25/05
500,000	Barclays Bank plc	500,000
	3.210% 09/16/05
400,000	Barclays Bank plc	400,000
	3.350% 10/14/05
145,000	Calyon	144,930
	3.010% 09/20/05
165,000	Calyon	165,003
	3.105% 11/14/05
500,000	Calyon	500,000
	3.270% 11/30/05
885,000	Landesbank Hessen-Thuringen GZ	885,000
	3.250% 02/17/06
115,000	Societe Generale	114,956
	3.055% 09/20/05
250,000	Societe Generale	250,000
	3.100% 11/14/05
400,000	Unicredito Italiano Lon	400,000
	3.445% 11/14/05
		4,059,889
	Certificates of deposit - Yankee – 9.6%
200,000	Barclays Bank plc	200,000
	3.230% 08/24/05
335,000	Barclays Bank plc (New York)	335,000
	3.310% 09/06/05
80,000	Barclays Bank plc, (New York)	79,989
	3.380%! 09/29/05!!
425,000	BNP Paribas (New York Branch)	425,000
	3.300% 09/12/05
395,000	Canadian Imperial Bank Commerce, (New York)	395,000
	2.800% 12/16/05
190,000	Citibank NA	190,000
	3.230% 08/24/05

268,000	Credit Suisse First Boston, (New York)	267,998
	3.240%! 09/20/05!!
250,000	Credit Suisse First Boston, (New York)	250,000
	2.445% 10/07/05
420,000	Credit Suisse First Boston, (New York)	420,000
	2.750% 11/14/05
211,000	HBOS Treasury Services, (New York)	211,000
	3.130% 09/09/05
500,000	HBOS Treasury Services, (New York)	500,000
	2.900% 12/23/05
200,000	HBOS Treasury Services, (New York)	200,000
	2.950% 12/30/05
420,000	HBOS Treasury Services, (New York)	420,000
	3.290% 03/15/06
175,000	HBOS Treasury Services, (New York)	175,000
	3.370% 03/20/06
340,000	Toronto Dominion Bank, (New York)	339,984
	2.350% 09/08/05
299,250	Toronto Dominion Bank, (New York)	299,229
	2.660% 11/09/05
200,000	Unicredito Italiano, (New York)	199,990
	2.365% 09/12/05
		4,908,190
	TOTAL Bank obligations (Cost $8,968,079)	8,968,079

	Corporate obligations – 56.2%
	Commercial paper – 31.2%
95,000	Alliance & Leicester plc	94,359
	Discount Note 09/16/05#
387,500	Amstel Funding Corporation	385,114
	Discount Note 09/07/05
412,946	Amstel Funding Corporation	410,052
	Discount Note 09/15/05
75,000	Atlantis One Funding	74,652
	Discount Note 08/22/05#
300,379	Atlantis One Funding	298,352
	Discount Note 09/16/05#
108,915	Atlantis One Funding	107,067
	Discount Note 12/21/05
500,000	Bavaria TRR Corporation	500,000
	Discount Note 07/01/05
56,000	Bavaria TRR Corporation	55,811
	Discount Note 08/08/05
467,000	Bavaria TRR Corporation	466,976
	0.000%! 01/06/06!!
232,644	Bavaria Universal Funding	232,354
	Discount Note 07/15/05
25,220	Bavaria Universal Funding	25,133
	Discount Note 08/09/05#
116,000	Blue Bell Funding Corporation	115,608
	Discount Note 08/08/05
250,000	Calyon North America Inc.	248,800
	Discount Note 08/24/05
32,445	Cancara Asset Securities Ltd.	32,237
	Discount Note 09/09/05
80,000	Charta LLC	79,714
	Discount Note 08/10/05
175,000	Charta LLC	174,191
	Discount Note 08/22/05#
148,000	Citibank Credit Card Issuance Trust	147,169
	Discount Note 09/01/05
200,000	Citibank Credit Card Issuance Trust	198,779
	0.000% 09/06/05~
100,000	Citibank Credit Card Issuance Trust	99,380
	0.000% 09/07/05~

100,000	Citibank Credit Card Issuance Trust	99,327
	Discount Note 09/12/05
200,000	Citibank Credit Card Issuance Trust	198,594
	Discount Note 09/15/05
300,000	Citibank Credit Card Issuance Trust	297,719
	Discount Note 09/20/05
101,722	Concord Minutemen Capital Company	100,634
	Discount Note 10/25/05
141,500	Concord Minutemen Capital Company	141,500
	3.170%! 07/11/06!!
43,100	Concord Minutemen Capital Company	43,100
	3.190%! 07/13/06!!
689,000	Countrywide Financial Corporation	688,999
	Discount Note 07/01/05
100,000	CRC Funding LLC	99,439
	Discount Note 09/01/05
148,500	Crown Point Capital Company	147,580
	Discount Note 09/07/05
61,589	Crown Point Capital Company	61,196
	Discount Note 09/12/05
209,912	Crown Point Capital Company	207,395
	Discount Note 11/08/05
153,073	Crown Point Capital Company	151,232
	Discount Note 11/08/05
101,787	Crown Point Capital Company	100,554
	Discount Note 11/09/05
50,000	Curzon Funding LLC	49,685
	Discount Note 09/08/05
100,000	Curzon Funding LLC	98,391
	Discount Note 12/13/05
100,000	Curzon Funding LLC	98,382
	Discount Note 12/14/05
100,000	Dakota Notes	99,390
	Discount Note 09/06/05
150,000	Dakota Notes	149,051
	Discount Note 09/08/05
250,000	Depfa Bank plc	248,952
	Discount Note 08/26/05#
280,000	Descartes Funding Trust	280,000
	3.220%! 11/15/05!!
225,000	Dresdner US Finance Inc.	224,215
	Discount Note 08/09/05
100,000	Eiffel Funding LLC	99,596
	Discount Note 08/15/05
100,000	Eureka Securitization	99,439
	Discount Note 09/01/05
100,000	Eureka Securitization	99,369
	Discount Note 09/08/05
100,000	FCAR Owner Trust I	98,891
	Discount Note 11/08/05
25,000	Galaxy Funding Corporation	24,832
	Discount Note 09/12/05
80,000	Galaxy Funding Inc.	79,441
	Discount Note 09/15/05
50,000	Galaxy Funding Inc.	49,611
	Discount Note 09/22/05
98,250	Gemini Securitization LLC	97,764
	Discount Note 08/24/05
100,000	General Electric Capital Association Company	100,000
	3.368%! 05/16/06!!^^#
50,000	General Electric Capital Corporation	49,453
	Discount Note 11/08/05
237,023	Georgetown Funding Company	236,901
	Discount Note 07/07/05#
210,098	Georgetown Funding Company	209,730
	Discount Note 07/21/05#

100,000	Giro Balanced Funding Corporation	99,957
	Discount Note 07/06/05
72,969	Giro Balanced Funding Corporation	72,904
	Discount Note 07/11/05
375,470	Giro Balanced Funding Corporation	375,103
	Discount Note 07/12/05
44,275	Giro Balanced Funding Corporation	44,228
	Discount Note 07/13/05
58,017	Giro Balanced Funding Corporation	57,619
	Discount Note 09/13/05
185,000	Giro Balanced Funding Corporation	183,717
	Discount Note 09/14/05
65,570	Giro Balanced Funding Corporation	65,100
	Discount Note 09/16/05
250	Giro Funding US Corporation	249
	Discount Note 08/15/05
50,325	Giro Funding US Corporation	49,984
	Discount Note 09/12/05
50,000	Giro Funding US Corporation	49,652
	Discount Note 09/14/05
82,896	Giro Funding US Corporation	82,310
	Discount Note 09/15/05
385,000	Goldman Sachs Group, Inc.	383,992
	Discount Note 08/10/05
151,000	Goldman Sachs Group, Inc.	149,600
	Discount Note 10/31/05
598,000	Grampian Funding LLC	593,875
	Discount Note 09/14/05
468,771	Grampian Funding LLC	464,597
	Discount Note 10/03/05
94,500	Greyhawk Funding LLC	94,178
	Discount Note 08/09/05#
61,500	Harrier Finance Funding US LLC	61,215
	Discount Note 08/25/05
50,000	HSBC Finance Corporation	49,764
	Discount Note 08/23/05
43,750	Lake Constance Funding LLC	43,479
	Discount Note 09/07/05
31,000	Lake Constance Funding LLC	30,786
	Discount Note 09/14/05
450,000	Landesbank Hessen-Thuringen,	450,000
	3.300% 03/10/06
250,000	Landesbank Hessen-Thuringen,	250,004
	3.373% 03/20/06
203,669	Lexington Parker Capital	203,421
	Discount Note 07/15/05
222,651	Lexington Parker Capital	221,274
	Discount Note 09/07/05
201,776	Lexington Parker Capital	200,241
	Discount Note 09/20/05
59,000	Lexington Parker Capital	58,997
	3.192%! 01/20/06!!
73,111	Mane Funding Corporation	72,541
	Discount Note 09/22/05
77,299	Millstone Funding Corporation	77,060
	Discount Note 08/04/05
150,000	Morgan Stanley	150,000
	3.290%! 08/19/05!!
230,000	Morgan Stanley	230,000
	3.290%! 08/19/05!!
34,135	Municipal Electric Authority, Georgia	34,135
	3.150% 07/05/05
74,796	Municipal Electric Authority, Georgia	74,796
	3.150% 07/05/05
75,000	National City Bank	74,999
	3.285%! 10/31/05!!

150,000	Northern Rock plc	149,451
	Discount Note 08/19/05#
161,013	Picaros Funding LLC	161,013
	Discount Note 07/01/05#
160,218	Picaros Funding LLC	158,356
	Discount Note 11/04/05#
181,120	Picaros Funding LLC	178,773
	Discount Note 11/22/05#
200,000	Santander Central Hispano Finance (Delaware), Inc.	198,666
	Discount Note 09/15/05
3,000	Scaldis Capital LLC	2,998
	Discount Note 07/07/05
102,281	Scaldis Capital LLC	101,602
	Discount Note 09/12/05
250,000	Sigma Finance Inc.	249,979
	3.070%! 10/11/05!!#
115,000	Sigma Finance Inc.	113,431
	Discount Note 11/22/05
45,000	Silver Tower US Funding	44,838
	Discount Note 08/18/05#
124,000	Silver Tower US Funding	123,060
	Discount Note 09/20/05
200,000	Spintab AB	199,078
	Discount Note 08/22/05
34,443	STRIPS III LLC	34,443
	3.330%! 07/25/05!!
44,560	STRIPS III LLC	44,560
	3.350%! 02/24/06!!
177,000	Sunbelt Funding Corporation	175,785
	Discount Note 09/13/05
100,000	Surrey Funding Corporation	99,371
	Discount Note 09/08/05
50,000	Surrey Funding Corporation	49,680
	Discount Note 09/09/05
168,250	Surrey Funding Corporation	166,939
	Discount Note 09/22/05
46,000	White Pine Finance LLC	45,995
	3.134%! 11/09/05!!
4,000	Windmill Funding Corporation	3,995
	Discount Note 07/15/05
		15,927,900
	Corporate bonds and notes – 25.0%
1,515	2320 Properties LLC	1,515
	3.340%! 11/01/22!!#
2,600	2440 LLC	2,600
	3.340%! 05/01/24!!#
330	4-L Co of Carmel	330
	3.360%! 11/01/13!!
9,200	A&M Hospital Convention Center	9,200
	3.200%! 01/01/25!!
3,280	Acme Paper & Supply Company	3,280
	3.460%! 09/15/20!!
5,375	Acton Assisted Living	5,375
	3.380%! 06/01/10!!
100,500	Amer Express Bank FSB	100,500
	3.220%! 04/18/06!!
94,500	American Express Centurion	94,500
	3.220%! 04/18/06!!
300,000	American Express Credit Corporation	300,000
	3.230%! 04/05/06!!
82,000	American Express Credit, Series MTN	82,032
	3.310%! 03/20/06!!#
5,800	Anomatic Corporation	5,800
	3.340%! 07/01/10!!

6,000	Aquarium Parking Deck	6,000
	3.250%! 04/01/20!!
8,340	Arogas Inc.	8,340
	3.440%! 12/01/10!!
3,930	Atlanta Bread Company	3,930
	3.390%! 09/01/23!!
1,750	Avatar Corporation	1,750
	3.340%! 05/01/39!!#
125,000	Bank of New York Company, Inc.	125,000
	3.354%! 06/27/06!!#
2,090	Barnes & Thornburg	2,090
	3.340%! 07/01/08!!#
4,265	Barry-Wehmiller Group	4,265
	3.340%! 05/01/18!!
4,605	Berkeley Realty Company LLC	4,605
	3.440%! 03/01/22!!
4,295	Berks Medical Realty LP	4,295
	3.390%! 03/01/26!!#
8,100	Best One Tire & Service	8,100
	3.340%! 02/01/18!!
207,000	Beta Finance, Inc.	206,982
	2.485% 11/07/05#
195,000	Beta Finance, Inc.	194,978
	3.250%! 01/24/06!!#
13,600	BF FT Myers/BF South Inc.	13,600
	3.340%! 11/01/17!!
4,000	Bluegrass Wireless LLC	4,000
	3.340%! 02/01/12!!
795	Bracalente Manufacturing	795
	3.490%! 06/01/08!!
8,000	Brch Corporation	8,000
	3.320%! 12/01/28!!
5,505	Brewster Dairy Inc.	5,505
	3.390%! 04/03/23!!
1,450	Brookville Enterprises	1,450
	3.340%! 10/01/25!!
4,650	Brookwood Baptist Church	4,650
	3.440%! 12/01/23!!
10,000	Brosis Finance LLC	10,000
	3.330%! 09/01/19!!
2,015	Butler County Surgical Properties	2,015
	3.340%! 03/01/23!!
415,000	Canadian Imperial Bank (New York)	415,000
	2.955% 12/30/05
1,300	Canal Pointe LLC	1,300
	3.340%! 12/01/13!!#
204,000	CC (USA) Inc.	203,982
	2.485% 11/04/05#
65,000	CC (USA) Inc.	64,993
	3.190%! 01/17/06!!#
261,000	CC (USA) Inc.	260,970
	3.264%! 01/25/06!!#
5,000	CCO LLC	5,000
	3.340%! 09/01/24!!
5,000	Central Concrete Supermix	5,000
	3.250%! 05/01/21!!
13,195	Central Ohio Medical Textil	13,195
	3.340%! 03/01/23!!
6,800	Chatham Capital Corporation	6,800
	3.290%! 11/01/28!!
7,186	Clinic Building LLC Project	7,186
	3.390%! 02/01/23!!
1,515	Cole Investments LLC	1,515
	3.340%! 07/01/19!!
2,210	Colortech Inc.	2,210
	3.360%! 07/01/22!!

50,000	Columbus Bank & Trust	50,000
	3.350%! 12/23/05!!
100,000	Columbus Bank & Trust	100,000
	3.224%! 03/09/06!!
1,475	Commodore Medical Services	1,475
	3.340%! 08/01/23!!
12,450	Conestoga Wood Specialty	12,450
	3.370%! 03/01/14!!#
5,580	Cornell Iron Works Inc.	5,580
	3.390%! 04/01/19!!
300,000	Corsair Trust 1-1014	300,000
	3.590%! 06/30/06!!
75,000	Credit Suisse First Boston (New York)	75,004
	3.500%! 12/29/05!!
50,000	Credit Suisse First Boston USA Inc.	50,007
	3.220%! 11/04/05!!
2,800	Crest Products Inc.	2,800
	3.340%! 03/01/13!!
4,365	Crestmont Realty Corporation	4,365
	3.340%! 11/01/22!!
5,000	Crosspoint Community Church	5,000
	3.440%! 09/01/23!!
2,700	Cumberland College	2,700
	3.340%! 10/01/23!!
1,695	DAPSCO Inc.	1,695
	3.340%! 02/01/15!!#
4,600	Dauphine Orleans Hotel, Series 2005,	4,600
	3.440%! 12/01/20!!
3,060	Defiance Metal Company	3,060
	3.440%! 09/09/09!!
730	Derby Fabricating LLC	730
	3.340%! 06/01/24!!
7,920	DJD Investments LLC	7,920
	3.440%! 04/01/24!!
3,050	Don’s Launderers Inc.	3,050
	3.340%! 05/01/24!!#
170,000	Dorada Finance, Inc.	169,981
	3.260%! 01/25/06!!#
17,060	Driftwood Landing Corporation	17,060
	3.390%! 01/15/22!!
7,800	Eastridge Christian Assessment	7,800
	3.360%! 08/01/29!!
3,000	Eau Claire Cooperative Health	3,000
	3.440%! 12/01/19!!
4,165	EB & B Properties LLC	4,165
	3.410%! 06/01/22!!
5,798	Edgewater Partners LP	5,798
	3.410%! 05/01/29!!
4,665	Elder Land Development, Tampa Bay	4,665
	3.340%! 09/01/23!!
2,510	Evandale Surgical Properties	2,510
	3.340%! 10/01/23!!
2,500	Evangelical Community Church	2,500
	3.340%! 07/01/23!!
3,200	Exal Corporation	3,200
	3.340%! 03/01/09!!
1,000	Executive Management	1,000
	3.340%! 10/01/44!!
2,000	Fannin & Fannin LLC	2,000
	3.340%! 12/01/24!!
2,980	FE LLC	2,980
	3.290%! 04/01/28!!
2,781	First United Pentecostal	2,781
	3.440%! 03/01/23!!
3,335	Florida Orthopedic Institute	3,335
	3.440%! 01/01/26!!#

4,355	Food Supply Inc.	4,355
	3.250%! 05/01/24!!
2,900	Fornell Associates LLC	2,900
	3.340%! 07/01/23!!
4,775	Galday Inn Inc.	4,775
	3.440%! 12/01/20!!#
4,000	Global Properties Holdings	4,000
	3.340%! 05/01/25!!
510,000	Goldman Sachs Group	509,999
	3.270%! 09/13/07!!^^#
219,500	Goldman Sachs Group Inc.	219,522
	3.210%! 05/15/06!!#
80,000	Goldman Sachs Group Inc., Series B	80,129
	3.325%! 04/20/06!!
3,965	Greenbrier Partners LLC	3,965
	3.390%! 08/01/19!!#
3,030	Han Sung Industries	3,030
	3.440%! 06/01/21!!
100,000	Harrier Finance Funding LLC	99,998
	3.200%! 09/15/05!!#
115,000	Harrier Finance Funding LLC	114,997
	3.230%! 01/17/06!!#
100,000	Harrier Finance Funding LLC	99,998
	3.290%! 06/15/06!!
1,300	Henry P Nemenz	1,300
	3.390%! 08/01/11!!
4,250	Herman & Kittle Capital	4,250
	3.380%! 02/01/37!!
7,395	Hospital Laundry Services	7,395
	3.400%! 08/01/23!!#
2,620	Ice Land USA Ltd.	2,620
	3.340%! 08/01/22!!
4,270	Imaging Business Mach LLC	4,270
	3.211%! 07/01/24!!
300,000	Jackson National Life Fund	300,000
	3.300%! 07/19/06!!
3,210	Jackson Tube Service Inc.	3,210
	3.440%! 12/01/15!!
7,160	James A. Martin and Donna F. Martin	7,160
	3.390%! 07/01/20!!
2,285	JBM Realty Company	2,285
	3.340%! 05/01/22!!#
3,250	Joe Holland Chevrolet	3,250
	3.340%! 07/01/24!!
2,000	Johnson Bible College	2,000
	3.440%! 09/01/18!!
5,100	Johnson Research and Development	5,100
	3.440%! 09/01/16!!
145	JX Enterprises Group	145
	3.360%! 07/01/14!!#
80,000	K2 (USA) LLC	79,999
	2.385% 09/13/05#
93,000	K2 (USA) LLC	92,995
	3.260%! 09/26/05!!#
150,000	K2 (USA) LLC	149,992
	3.275%! 09/28/05!!#
100,000	K2 (USA) LLC	99,998
	3.280%! 09/30/05!!#
200,000	K2 (USA) LLC	199,984
	3.269%! 10/25/05!!#
130,000	K2 (USA) LLC	129,985
	3.250%! 01/24/06!!#
100,000	K2 (USA) LLC	99,988
	3.061%! 02/01/06!!#
125,000	K2 (USA) LLC	124,985
	3.100%! 02/07/06!!#

100,000	K2 (USA) LLC	100,011
	3.210%! 02/15/06!!#
150,000	K2 (USA) LLC	149,978
	3.166%! 06/15/06!!
250,000	K2 (USA) LLC	250,030
	3.055%! 06/22/06!!
118,000	K2 (USA) LLC, MTN	117,986
	3.120%! 02/08/06!!#
5,760	Keyes Company	5,760
	3.250%! 06/01/18!!
8,500	Kinder Care Learning Center	8,500
	3.750%! 05/01/09!!#
11,925	King & Prince Seafood	11,925
	3.360%! 11/01/13!!
2,770	L & H Holdings LLC	2,770
	3.460%! 12/01/24!!
12,390	L.E. Pope Building Company	12,390
	3.390%! 11/01/13!!#
3,560	Laird Brothers LLC	3,560
	3.340%! 02/01/28!!
4,655	Lee Family Partnership	4,655
	3.340%! 06/01/34!!
50,000	Liberty Light US Capital	49,986
	3.140%! 01/27/06!!#
50,000	Liberty Light US Capital	49,999
	3.076%! 02/01/06!!#
100,000	Liberty Light US Capital	99,994
	3.095%! 02/02/06!!#
100,000	Liberty Light US Capital	99,996
	3.185%! 03/15/06!!#
100,000	Liberty Light US Capital	99,996
	3.245%! 03/22/06!!#
100,000	Liberty Light US Capital	99,992
	3.110%! 04/05/06!!#
50,000	Liberty Light US Capital	49,992
	3.220%! 04/18/06!!#
50,000	Liberty Light US Capital	49,996
	3.280%! 04/28/06!!#
25,000	Liberty Light US Capital, MTN	24,999
	3.181%! 02/14/06!!#
99,000	Liberty Light US Capital, MTN	99,000
	3.440% 03/01/06#
12,080	Lincoln PK Associates Ltd.	12,080
	3.460%! 11/01/22!!
110,000	Links Finance LLC	109,992
	3.050%! 09/29/05!!#
200,000	Links Finance LLC	199,976
	3.061%! 02/01/06!!#
40,000	Links Finance LLC	40,008
	3.131%! 04/13/06!!#
275,000	Links Finance LLC, MTN	274,999
	2.180% 07/15/05#
7,940	Loft Quest LLC	7,940
	3.400%! 06/01/27!!#
2,995	Long Term Capital LLC	2,995
	3.360%! 05/01/18!!
50,700	LP Pinewood SPV	50,700
	3.340%! 02/01/18!!
2,065	M & P Richfield LLC	2,065
	3.390%! 10/01/28!!
180	Macatawa Bank Corporation	180
	3.360%! 04/01/29!!
5,120	Manor Home/Stewart Lodge	5,120
	3.340%! 06/01/23!!
3,000	Marital Trust	3,000
	3.360%! 12/01/09!!

7,740	Marsh Enterprise LLC	7,740
	3.290%! 01/01/28!!
1,535	Max Daetwyler Corporation	1,535
	3.510%! 07/01/13!!#
245,255	Merrill Lynch & Company	245,486
	3.474%! 06/16/06!!
6,855	Meyer Cookware Industries	6,855
	3.330%! 05/01/27!!
5,856	Michael J Barry	5,856
	3.440%! 11/01/24!!
2,250	Midtown Church of Christ	2,250
	3.440%! 11/01/22!!
150,000	Morgan Stanley	150,000
	3.290%! 09/09/05!!
487,200	Morgan Stanley	487,190
	3.130%! 03/03/06!!
400,000	Morgan Stanley, MTN, Series C	400,000
	3.340%! 08/15/05!!
2,860	Multimetco Inc.	2,860
	3.440%! 09/01/18!!
2,115	Neighborhood Properties	2,115
	3.340%! 09/01/23!!
6,145	Ness Family Partners LP	6,145
	3.420%! 09/01/34!!
3,700	New Lexington Clinic	3,700
	3.340%! 05/01/18!!
12,000	Nick and Nat Properties	12,000
	3.090% 05/01/25
3,395	Nosam LLC	3,395
	3.340%! 04/01/24!!#
7,370	Okolona Christ Church	7,370
	3.390%! 11/01/22!!
13,500	Park State Properties I LLC	13,500
	3.290%! 11/01/34!!
4,440	Pearlstine Distributors	4,440
	3.290%! 03/01/23!!
3,080	Persimmon Ridge Golf CRS	3,080
	3.340%! 04/01/14!!
2,165	Petitti Enterprises	2,165
	3.340%! 08/01/23!!
2,480	Pike Street Properties	2,480
	3.340%! 12/01/23!!
4,000	Pilot Drive Properties, Series 2005	4,000
	3.360%! 02/01/35!!
3,000	Pineview Estates LC	3,000
	3.290%! 01/01/23!!#
2,275	Pomeroy Investments LLC	2,275
	3.340%! 06/01/22!!#
60,000	Premier Asset Collateralization LLC	60,000
	3.180%! 01/17/06!!#
13,000	Premier Asset LLC	12,999
	3.180%! 02/15/06!!#
4,000	Prevea Clinic, Inc.	4,000
	3.290%! 12/01/34!!
4,998	PRL Corporation	4,998
	3.390%! 07/01/21!!
1,555	RDR Investment Company	1,555
	3.510%! 11/01/19!!
1,085	Red Lion Evangelical Free Church	1,085
	3.510%! 01/01/25!!
1,650	Rehab of EL Paso	1,650
	3.170%! 06/01/15!!
29,920	RH Sheppard Company Inc.	29,920
	3.340%! 06/01/11!!
9,230	Robb and Stucky Ltd.	9,230
	3.390%! 09/04/18!!

3,000	Rogers Inc.	3,000
	3.340%! 10/01/39!!
5,925	Royce G Pulliam M&A LLC	5,925
	3.340%! 08/01/23!!
5,880	RT Anderson LLC	5,880
	3.390%! 01/01/29!!
10,430	S & S Firestone Inc.	10,430
	3.360%! 12/01/33!!
4,300	Sahtooma LLC	4,300
	3.410%! 04/01/15!!#
100,000	Saturn Ventures II Inc.	100,000
	3.244%! 11/07/05!!
6,800	Schlitz Park Associates II LP	6,800
	3.450%! 12/01/21!!
3,000	Schulte Corporation	3,000
	3.340%! 09/01/24!!
2,800	Security Self-Storage	2,800
	3.140%! 05/01/35!!
5,190	Servaas Inc.	5,190
	3.340%! 03/01/13!!
9,115	Shephard Family	9,115
	3.390%! 05/01/24!!
237,000	Sigma Finance Inc.	237,000
	3.205%! 09/12/05!!#
200,000	Sigma Finance Inc.	200,000
	3.090%! 09/26/05!!#
450,000	Sigma Finance Inc.	449,949
	3.200%! 11/14/05!!#
200,000	Sigma Finance Inc.	199,966
	3.259%! 01/27/06!!#
173,000	Sigma Finance Inc.	172,985
	3.180% 05/18/06#
50,000	Sigma Finance Inc.	49,996
	3.220%! 05/23/06!!#
100,000	Sigma Finance Inc., MTN	99,999
	3.170%! 07/15/05!!#
250,000	Sigma Finance Inc., MTN	249,997
	3.170%! 07/18/05!!#
2,755	SJD Service Company LLC	2,755
	3.340%! 10/01/23!!
188,000	SLM Corporation	188,000
	2.496% 07/01/05
48,045	SLM Corporation	48,068
	3.590%! 09/15/05!!
100,000	SLM Corporation	99,984
	3.161%! 06/30/06!!#
11,500	Smith of Georgia LLC	11,500
	3.340%! 12/01/24!!
43,846	SMM Trust 2004-H	43,846
	3.452%! 09/23/05!!
9,990	SMM Trust 2004-H	9,990
	3.577%! 09/23/05!!
66,736	SMM Trust, Series 2004-M	66,736
	3.130%! 01/10/06!!#
7,196	South Bend Mac LP	7,196
	3.330%! 12/01/27!!
4,245	South Georgia Motor Sports Park	4,245
	3.390%! 06/01/24!!
20,000	St. George Wellness Center	20,000
	3.340%! 09/01/40!!
100,000	Stanfield Victoria LLC	99,993
	3.150%! 03/10/06!!#
100,000	Stanfield Victoria LLC	99,986
	3.264%! 03/27/06!!#
100,000	Stanfield Victoria LLC	99,983
	3.264%! 04/21/06!!#

2,700	Stephens & Stephens XII	2,700
	3.420%! 01/01/35!!
17,290	Suncoast Beverage Sales, Ltd.	17,290
	3.370%! 06/01/16!!#
5,600	Supreme Beverage Company	5,600
	3.440%! 04/01/19!!
9,735	Tack Capital Company	9,735
	3.340%! 06/01/31!!
740	Talons Lake LLC	740
	3.390%! 06/01/29!!
60,000	Tango Finance Corporation	59,999
	3.279%! 09/27/05!!#
75,000	Tango Finance Corporation	74,996
	3.180%! 01/17/06!!#
50,000	Tango Finance Corporation	49,997
	3.230%! 01/20/06!!#
66,000	Tango Finance Corporation	65,998
	3.245%! 03/22/06!!#
2,095	Temple Beth AHM	2,095
	3.490%! 12/01/21!!
5,300	Texas Disposal Systems	5,300
	3.330% 05/01/12
5,825	TIM-BAR Corporation	5,825
	3.410%! 08/01/07!!
2,310	Tireless Corporation	2,310
	3.340%! 04/01/19!!#
36,000	Toyota Motor Credit Corporation	36,008
	3.244%! 09/09/05!!
7,887	Turf Valley Inc.	7,887
	3.390%! 08/01/14!!#
7,100	United Steel Deck Inc.	7,100
	3.360%! 10/01/14!!#
15,560	Valleydale Baptist Church	15,560
	3.440%! 12/01/23!!
3,825	Venezia Enterprises	3,825
	3.390%! 06/01/21!!
10,000	Wellstone Mills LLC	10,000
	3.340%! 12/15/24!!#
3,400	West Coast Pack LLC	3,400
	3.230% 07/01/35
6,930	West Ridge Enterprises	6,930
	3.410%! 12/01/13!!#
30,000	Whistlejacket Capital LLC	29,999
	3.060%! 09/30/05!!#
34,000	White Pine Finance LLC	33,999
	3.120%! 08/09/05!!#
107,000	White Pine Finance LLC	106,995
	3.060%! 09/28/05!!#
50,000	White Pine Finance LLC	49,998
	3.180%! 12/15/05!!#
50,000	White Pine Finance LLC	49,997
	3.110%! 02/06/06!!#
100,000	White Pine Finance LLC	99,990
	3.180%! 02/15/06!!
28,000	White Pine Finance LLC	27,997
	3.180%! 02/15/06!!#
45,000	White Pine Finance LLC	44,994
	3.274%! 02/27/06!!#
50,000	White Pine Finance LLC	49,993
	3.180%! 03/13/06!!#
50,000	White Pine Finance LLC	49,996
	3.220%! 04/20/06!!#
85,000	White Pine Finance LLC	84,995
	3.274%! 04/25/06!!#
2,925	Wilson Real Estate II	2,925
	3.390%! 10/01/30!!

2,000	Word of Deliverance MTN	2,000
	3.340%! 12/01/24!!
1,407	YMCA of Dayton Project	1,407
	3.440%! 05/03/10!!
1,760	YMCA of Dayton Project	1,760
	3.440%! 01/01/20!!
2,175	Zang Skidmore Inc.	2,175
	3.340%! 09/01/23!!
		12,800,996
	TOTAL Corporate obligations (Cost $28,728,896)	28,728,896
	Extendable commercial notes – 6.3%
40,000	Ajax Bambino Funding Inc.	39,831
	0.000% 08/16/05~
50,000	Ajax Bambino Funding Inc.	49,642
	0.000% 09/15/05~
100,500	Brahms Funding Corporation	100,403
	0.000% 07/12/05~
95,682	Brahms Funding Corporation	95,463
	0.000% 07/26/05~
36,114	Brahms Funding Corporation	36,000
	0.000% 08/05/05~
43,759	Brahms Funding Corporation	43,605
	0.000% 08/09/05~
30,000	Capital One Multi-Asset	29,895
	0.000% 08/09/05~
50,000	Capital One Multi-Asset	49,782
	0.000% 08/19/05~
30,000	Capital One Multi-Asset	29,831
	0.000% 09/01/05~
155,231	Concord Minutemen Capital Company	155,231
	0.000% 07/01/05~
132,000	MBNA Credit Card Master Trust	131,863
	0.000% 07/13/05~
106,100	MBNA Credit Card Master Trust	105,557
	0.000% 08/25/05~
133,000	MBNA Credit Card Master Trust	132,188
	0.000% 09/06/05~
100,000	Mitten RFC	99,722
	0.000% 08/01/05~
230,000	Mitten RFC	229,338
	0.000% 08/02/05~
50,000	Monument Gardens Funding LLC	49,860
	0.000% 08/02/05~
23,000	Monument Gardens Funding LLC	22,859
	0.000% 09/06/05~
54,507	Monument Gardens Funding LLC	54,138
	0.000% 09/12/05~
75,000	Monument Gardens Funding LLC	74,433
	0.000% 09/19/05~
50,000	Monument Gardens Funding LLC	49,608
	0.000% 09/22/05~
227,805	Newcastle Certificates	227,805
	0.000% 07/01/05~
50,000	Nova Notes	49,826
	Discount Note 08/09/05#
150,000	Thornburg Mortgage Capital Resources	149,908
	0.000% 07/08/05~
50,000	Thornburg Mortgage Capital Resources	49,951
	0.000% 07/12/05~
270,000	Thornburg Mortgage Capital Resources	269,713
	0.000% 07/13/05~
73,000	Thornburg Mortgage Capital Resources	72,909
	0.000% 07/15/05~
150,000	Thornburg Mortgage Capital Resources	149,743
	0.000% 07/20/05~

150,000	Thornburg Mortgage Capital Resources	149,713
	0.000% 07/22/05~
150,000	Thornburg Mortgage Capital Resources	149,570
	0.000% 08/01/05~
200,000	Thornburg Mortgage Capital Resources	199,318
	0.000% 08/08/05~
100,000	Thornburg Mortgage Capital Resources	99,620
	0.000% 08/12/05~
98,250	Thornburg Mortgage Capital Resources	97,756
	0.000% 08/24/05~
	TOTAL Extendable commercial notes (Cost $3,245,081)	3,245,081
	Funding agreements – 1.8%
50,000	Jackson National Life Insurance Company	50,000
	3.490%! 01/01/50!!^^#
300,000	Monumental Life	300,000
	3.261%! 10/21/05!!^^#
100,000	Transamerica Occidental Life Insurance Company	100,000
	3.260%! 08/30/05!!^^#
20,000	Transamerica Occidental Life Insurance Company	20,000
	3.340%! 08/30/05!!^^#
117,000	Transamerica Occidental Life Insurance Company	117,000
	3.350%! 08/30/05!!^^#
125,000	Transamerica Occidental Life Insurance Company	125,000
	3.490%! 08/30/05!!^^#
182,000	Travelers Insurance	182,000
	3.270%! 07/29/05!!^^#
	TOTAL Funding agreements (Cost $894,000)	894,000
	Mortgage-backed securities – 2.5%
	Commercial mortgage-backed securities – 2.5%
195,000	Aire Valley Mortgages, Series 2004-1A, Class 1A,	195,000
	3.260%! 09/20/05!!#
185,000	Permanent Financing plc, Series 6, Class A-1,	185,000
	3.190%! 09/10/05!!
160,000	Permanent Financing plc, Series 7, Class 1A,	160,000
	3.150%! 03/10/06!!
330,000	Permanent Financing plc, Series 8, Class 1A,	330,000
	3.240%! 06/10/06!!
140,217	Residential Mortgage Securities, Series 17A, Class A1,	140,217
	3.310%! 05/13/27!!#
186,435	RMAC, Series 2004-NS2A, Class A1,	186,435
	3.210%! 12/12/25!!
90,000	Whitehawk CDO Funding, Ltd., Series 2004-1A, Class AMMD,	90,000
	3.430%! 06/15/06!!#
	TOTAL Mortgage-backed securities (Cost $1,286,652)	1,286,652
	Municipal bonds and notes – 2.9%
	Alabama – 0.1%
8,055	Albertville, Alabama Industrial Development Board Revenue, (Mitchell	8,055
	Grocery Project) Series 2004, (Regions Bank LOC),
	3.370%! 05/01/24!!
8,000	Montgomery, Alabama Revenue, (Riverfront Project) Series 2003,	8,000
	(SouthTrust Bank N.A. LOC),
	3.340%! 11/01/23!!
19,000	Pell City, Alabama Special Care Facilities Financing Authority Revenue,	19,000
	(Noland Health Services), (Allied Irish Bank plc LOC),
	3.320%! 12/01/34!!
6,985	University of Alabama Revenue, Series 2004B, (MBIA Insured, SouthTrust	6,985
	Bank N.A. SBPA),
	3.340%! 07/01/09!!

		42,040
	Arkansas – 0.0%+
16,000	Northwest Arkansas, Regional Airport Authority, Airport Revenue, Series A,	16,000
	3.340%! 02/01/21!!
	California – 0.4%
2,375	Abag Financing Authority for Nonprofit Corporations, California	2,375
	Multi-Family Revenue, (Fannie Mae Insured and LIQ FAC),
	3.330%! 09/15/32!!
36,490	California Housing Finance Agency Revenue, Series 2000R, (AMBAC	36,490
	Insured, Westdeutsche Landesbank LOC, Bayerische Landesbank LOC,
	KBC Bank N.V. LOC),
	3.310%! 02/01/32!!
57,210	Los Angeles, California Department of Water & Power, Waterworks	57,210
	Revenue, Series 2004B-1, (Dexia Credit Local SpA),
	3.320%! 07/01/25!!
25,000	Los Angeles, California Department of Water & Power, Waterworks	25,000
	Revenue, Series 2004B-2, (Dexia Credit Local SpA),
	3.300%! 07/01/25!!
18,500	Orange County, California Board of Education Certificates Participation,	18,500
	(Esplanade Project),
	3.320%! 06/01/32!!
22,500	San Jose, California Redevelopment Agency Revenue, Series 2003A, (JP	22,500
	Morgan Chase Bank LOC),
	3.300%! 08/01/28!!
22,000	Santa Rosa, California Rancheria Tachi Yokut Tribe Revenue, Series	22,000
	2004, (Bank One N.A. LOC),
	3.300%! 09/01/19!!
		184,075
	Colorado – 0.3%
20,000	Colorado Housing & Finance Authority Revenue, (Multi-Family Project)	20,000
	Series 2003IA-1, (FHLB SBPA),
	3.320%! 10/01/33!!
32,955	Colorado Housing and Finance Authority, Series 2003, (JPMorgan Chase	32,955
	Bank SBPA),
	3.320%! 11/01/32!!
52,320	Colorado Housing and Finance Authority, Single Family Mortgage	52,320
	Revenue, Series 2003B-2, (JPMorgan Chase Bank SBPA),
	3.320%! 11/01/33!!
27,800	Colorado Housing and Finance Authority, Single Family Revenue, Series	27,800
	2004-A1, (Dexia Credit Local SBPA),
	3.320%! 11/01/34!!
1,000	Denver City and County, Colorado Certificates of Participation, Series	1,000
	2002B, (MBIA Insured, Bank One Colorado, N.A. SBPA),
	3.240%! 12/01/21!!
6,900	Denver, Colorado City and County Certificates of Participation, (Justice	6,900
	Center Site Project) Series 2002C, (JPMorgan Chase Bank LOC),
	3.300%! 12/01/22!!
		140,975
	Connecticut – 0.0%+
8,160	Connecticut State Development Authority Industrial Development	8,160
	Revenue, (Latex Foam International Project) Series 2002, (Wachovia
	Bank N.A. LOC),
	3.390%! 01/01/10!!
	District of Columbia – 0.0%+
13,500	District Columbia Revenue (National Realtors Project) Series 2003B,	13,500
	(SunTrust Bank LOC),
	3.250%! 12/01/23!!
	Florida – 0.3%
15,000	Florida Housing Finance Agency Revenue, Series 1993, (MBIA Insured,	15,000
	Westdeutsche Landesbank SBPA),
	3.320%! 01/01/34!!
67,300	Florida Housing Finance Corporation Revenue, Series 2000A, (AMBAC	67,300
	Insured, Westdeutsche Landesbank SBPA),
	3.320%! 01/01/45!!
34,000	Florida Housing Financing Corporation Revenue, (Taxable - Affordable	34,000
	Housing Project) Series 1999A, (MBIA Insured, Westdeutsche
	Landesbank SBPA),
	3.320%! 01/01/44!!

34,200	Florida Housing Financing Corporation Revenue, Series 2002A, (AMBAC	34,200
	Insured, SBPA Dexia Credit Local),
	3.320%! 01/01/47!!
6,665	Homestead, Florida Special Obligations, (Speedway Project), (SunTrust	6,665
	Bank LOC),
	3.250%! 11/01/18!!
		157,165
	Georgia – 0.1%
500	Burke County, Georgia Development Authority IDR, (Fleetguard Income	500
	Project) Series 2003, (Fifth Third Bank LOC),
	3.340%! 08/01/18!!
3,500	Columbus, Georgia Development Authority Revenue, (Fairfield Inn Project)	3,500
	Series 2003, (Regions Bank LOC),
	3.390%! 08/01/23!!
4,900	Columbus, Georgia Development Authority Revenue, (Residence Inn	4,900
	Project) Series 2003, (Regions Bank LOC),
	3.390%! 08/01/23!!
6,375	Columbus, Georgia, Development Authority Revenue, (Woodmont	6,375
	Properties, LLC),
	3.390%! 12/01/24!!
12,755	DeKalb, Georgia Development Authority Revenue, (Emory University),	12,755
	Series B, (GO of University Insured),
	3.320%! 11/01/25!!
9,910	Private Colleges & University Authority, Georgia Revenue, (Emory	9,910
	University Project), Series B, (GO of University Insured),
	3.320%! 11/01/29!!
12,360	Talbot County, Georgia Development Authority IDR, (Junction City Mining	12,360
	Company Project) Series 2000, (First Union National Bank LOC),
	3.390%! 03/01/13!!
		50,300
	Illinois – 0.1%
19,400	Chicago Illinois Midway Airport Revenue, Taxable Second Lien, Series A	19,400
	(FSA Insured, JPMorgan Chase Bank SpA),
	3.300%! 01/01/21!!
21,500	Memorial Health Systems, Illinois Revenue, (JPMorgan Chase Bank LOC),	21,500
	3.330%! 10/01/24!!
4,000	Winnebago County, Illinois Industrial Revenue, (Seward Screw	4,000
	Production Project) Series 2001, AMT, (Alpine Bank of Illinois LOC,
	Federal Home Loan Bank LOC),
	3.380%! 04/01/26!!
		44,900
	Indiana – 0.0%+
2,125	Michigan City, Indiana Economic Development Revenue, (Cons Biscuit	2,125
	Company Project), (Fifth Third Bank LOC),
	3.340%! 10/01/13!!
	Kansas – 0.0%+
7,200	Manhattan, Kansas IDR, (Florence Corporation of Kansas Project) Series	7,200
	2003, (Harris Trust Company of California LOC),
	3.370%! 04/01/28!!
	Kentucky – 0.0%+
2,200	Covington, Kentucky Industrial Building Revenue, (Third Street LLC	2,200
	Project), (Fifth Third Bank LOC),
	3.340%! 10/01/27!!
2,000	Pioneer Village, Kentucky Industrial Building Revenue, (Little Flock Project)	2,000
	Series B, (Fifth Third Bank LOC),
	3.310%! 08/01/23!!
8,000	Webster County, Kentucky, Industrial Development Revenue, (Green	8,000
	River Project),
	3.330%! 11/01/24!!
		12,200
	Maryland – 0.1%
22,110	Baltimore, Maryland Community Development Financing Corporation,	22,110
	3.300%! 08/15/30!!

2,715	Maryland State Industrial Development Financing Authority Economic	2,715
	Development Revenue, (Chesapeake Biology Lab Project) Series 1998,
	(First Union National Bank),
	3.410%! 08/01/18!!
		24,825
	Massachusetts – 0.1%
1,750	Massachusetts State Development Financing Agency, Assisted Living	1,750
	Facilities Revenue, (Whalers Cove Project) Series 2001B, (First Union
	National Bank LOC),
	3.510%! 09/01/34!!
19,580	Massachusetts State Housing Finance Agency Housing Revenue,	19,580
	(Avalon Flanders Project) Series 2004A, (JPMorgan Chase Bank LOC),
	3.300%! 06/01/34!!
4,800	Massachusetts State, Housing Finance Agency, Housing Revenue,	4,800
	(Avalon at Newton Project), Series A,
	3.300%! 12/01/34!!
		26,130
	Michigan – 0.0%+
950	Michigan State Housing Development Authority, Multi-Family Revenue,	950
	Series 2003, (FHLB LOC),
	3.460%! 06/01/38!!
	Minnesota – 0.0%+
6,700	Minnesota State Higher Education Facilities Authority Revenue,	6,700
	(Concordia University Project) Series 2003, (U.S. Bank N.A. LOC),
	3.390%! 04/01/27!!
7,350	Plymouth, Minnesota Health Facilities Revenue, (Westhealth Project),	7,350
	Series B,
	3.330%! 06/01/24!!
		14,050
	Mississippi – 0.4%
5,000	Mississippi Business Finance Corporation, Industrial Development	5,000
	Revenue, (Conair Corporation Project),
	3.390%! 01/14/15!!
15,000	Mississippi Business Financing Corporation IDR, (Telepex Inc. Project)	15,000
	Series 2000, (First Union National Bank LOC),
	3.340%! 09/01/15!!
9,305	Mississippi Business Financing Corporation Revenue, Series 1997B,	9,305
	(First Union National Bank LOC),
	3.410%! 04/01/22!!
136,725	Mississippi State GO, (Taxable Nissan Project) Series 2003B, (Dexia	136,725
	Credit Local SBPA),
	3.300%! 11/01/28!!
43,000	Pearl, Mississippi, Urban Renewal Revenue, (Children Road Project),	43,000
	Series A,
	3.340%! 11/01/19!!
		209,030
	New Jersey – 0.0%+
650	New Jersey Economic Development Authority Revenue, (Melrich Road	650
	Project) Series 2002B, (Wachovia Bank N.A.),
	3.540%! 05/01/09!!
720	New Jersey Economic Development Authority Revenue, (PB Tower LLC	720
	Project) Series 2001, (First Union National Bank LOC),
	3.490%! 11/01/09!!
6,150	New Jersey Economic Development Authority Revenue, Series 1997,	6,150
	(First Union National Bank LOC),
	3.390%! 10/01/15!!
		7,520
	New York – 0.2%
2,770	Clinton County, New York Industrial Development Agency IDR,	2,770
	(Bombardier Corporation Project) Series 1997A, (Marine Midland Bank LOC),
	3.750%! 12/01/10!!
4,800	New York City, New York Housing Development Corporation Multi-Family	4,800
	Revenue, (155 W 21Street) Series B, (Bank of New York LOC),
	3.300%! 05/01/38!!
22,600	New York State Housing Finance Agency Revenue, Series 2000, (FNMA	22,600
	Liquidity Facility),
	3.340%! 05/15/33!!

8,000	New York State Housing Finance Agency Revenue, Series 2001, (FNMA	8,000
	Liquidity Facility),
	3.340%! 05/15/33!!
13,530	New York State, Dormitory Authority Revenue, State Personal Income,	13,530
	Series A,
	3.320%! 12/15/14!!
7,500	New York State, Housing Finance Agency, Revenue, (Archstone	7,500
	Project), Series B,
	3.300%! 11/01/36!!
6,200	New York, New York City Housing Development Corporation Multi-Family	6,200
	Revenue, Series 2003, (HSBC Bank USA LOC),
	3.310%! 12/01/36!!
20,665	New York, New York City Housing Development Corporation, Multi-Family	20,665
	Housing Revenue, Series 2002, (Bayerische Landesbank LOC),
	3.300%! 06/01/33!!
		86,065
	North Carolina – 0.0%+
10,200	North Carolina, Downtown Renaissance Inc., (Imperial Centre	10,200
	Project),
	3.350%! 02/01/25!!
2,755	Wake County, North Carolina Industrial Facilities & Pollution Control	2,755
	Funding Authority Revenue, (Bob Barker Project) Series A,
	3.310%! 04/01/18!!
		12,955
	South Carolina – 0.0%+
810	South Carolina Jobs Economic Development Authority Hospital Facility	810
	Revenue, (Taxable Cannon Memorial Hospital Project) Series 2004,
	(National Bank of South Carolina LOC),
	3.410%! 06/01/09!!
	Tennessee – 0.0%+
3,800	Hamilton County, Tennessee Industrial Development Board IDR, Series	3,800
	1999, (First Union National Bank LOC),
	3.460%! 02/01/14!!
450	Memphis, Tennessee Health Educational and Housing Facilities Board	450
	Revenue, (Springdale Creek Project) Series 2003B, (First Tennessee
	Bank LOC),
	3.500%! 06/01/33!!
		4,250
	Texas – 0.4%
43,790	Harris County - Houston, Texas, Sports Authority Special Revenue, Jr.	43,790
	Lien, Series 2001D, (MBIA Insured, Morgan Guaranty Trust SBPA),
	3.350%! 11/15/30!!
30,000	North Texas Higher Educational Authority Inc., Student Loan Revenue,	30,000
	Taxable Series B,
	3.320%! 12/01/44!!
23,935	Texas State GO, Taxable Veteran Housing, Series 2003, (Dexia Credit	23,935
	Local SBPA),
	3.310%! 06/01/21!!
9,285	Texas State GO, Taxable Veterans Land, Series 2003, (State Street Bank	9,285
	and Trust Company SBPA),
	3.250%! 12/01/23!!
46,100	Texas State, GO, Series 1994A-2, (DEPFA Bank plc SBPA),	46,100
	3.300%! 12/01/33!!
15,000	Texas State, GO, Series 1997B-2, (DEPFA Bank plc SBPA),	15,000
	3.300%! 12/01/29!!
26,075	Texas State, GO, Series 1999B, (Morgan Guaranty Trust SBPA),	26,075
	3.310%! 12/01/09!!
18,605	Texas State, Veteran Housing Assistance, GO, Series 2004, (Dexia	18,605
	Credit Local SpA),
	3.300%! 12/01/24!!
		212,790
	Utah – 0.0%+
17,000	Utah State, Board of Regents, Student Loan Revenue, Series X, (AMBAC	17,000
	Insured, Depfa Bank plc SpA),
	3.320%! 11/01/44!!

	Virginia – 0.3%
140,000	Virginia State Housing Development Authority Commonwealth Revenue,	140,000
	Series 1996E,
	3.320%! 01/01/46!!
	Wisconsin – 0.1%
18,000	Wisconsin Heart Hospital LLC Revenue, Series 2003, (Bank One N.A.	18,000
	LOC),
	3.340%! 11/01/23!!
19,385	Wisconsin Housing and Economic Development Authority Home	19,385
	Ownership Revenue, Series 2003, (GO of Authority, Westdeutsche
	Landesbank SBPA),
	3.350%! 03/01/28!!
		37,385
	TOTAL Municipal bonds and notes (Cost $1,472,400)	1,472,400
	Repurchase agreements – 3.4%
52,391	Repurchase agreement with Banque National de Paris dated 06/30/05, due 07/01/05 at 3.300%,	52,391
	collateralized by certificates of deposit with various maturities, market value $53,439
	(repurchase proceeds $52,396)
100,000	Repurchase agreement with Credit Suisse First Boston Corporation dated 06/30/05,	100,000
	due 07/01/05 at 3.470%, collateralized by a certificates of deposit maturing on 07/05/05, market
	value $102,002 (repurchase proceeds $100,010)
549,572	Repurchase agreement with Deutsche Bank Securities Inc. dated 06/30/05, due	549,572
	07/01/05 at 2.950%, collateralized by U.S. Treasury Bonds and Notes with various maturities,
	market value $560,564 (repurchase proceeds $549,617)
458,070	Repurchase agreement with Dresdner Kleinwort Benson, N.A. LLC dated 06/30/05,	458,070
	due 07/01/05 at 3.320%, collateralized by U.S. Treasury Bonds and Notes with various
	maturities, market value $467,232 (repurchase proceeds $458,112)
200,000	Repurchase agreement with Goldman Sachs & Company dated 06/30/05,	200,000
	due 07/01/05 at 3.440%, collateralized by certificates of deposit with various maturities,
	market value $204,000 (repurchase proceeds $200,019)
400,000	Repurchase agreement with JP Morgan Securities Inc. dated 06/30/05, due 07/01/05 at 3.430%,	400,000
	collateralized by commercial paper with various maturities, market value $408,000
	(repurchase proceeds $400,038)
	TOTAL Repurchase agreements (Cost $1,760,033)	1,760,033
	Time Deposit – 0.6%
300,000	Deutsche Bank Securities, Inc.
	(Cost $300,000)	300,000
	U.S. Government and agency obligations – 7.9%
	Federal Farm Credit Bank – 0.2%
100,000	3.020%! 08/12/05!!	99,999
	Federal Home Loan Bank – 3.4%
100,000	3.040%! 08/02/05!!	99,999
125,000	3.045%! 08/02/05!!	125,001
600,000	3.245%! 09/08/05!!	599,937
525,000	3.005%! 10/03/05!!	524,952
100,000	3.039%! 10/03/05!!	99,988
275,000	3.003%! 10/05/05!!	274,962
		1,724,839
	Federal Home Loan Mortgage Corporation – 0.6%
320,000	3.335%! 09/09/05!!	320,000
	Federal National Mortgage Association – 3.7%
567,400	3.005%! 07/06/05!!	567,395
550,000	3.220%! 09/06/05!!	549,939
200,000	3.050%! 09/08/05!!	199,977
300,000	2.990%! 10/03/05!!	299,950
150,000	3.025%! 10/21/05!!	149,962
116,000	3.250%! 12/09/05!!	115,970
		1,883,193
	TOTAL U.S. Government and agency obligations (Cost $4,028,031)	4,028,031

Total Investments (Cost $51,778,074) (a)	101.3%	51,778,074

Total Other Assets And Liabilities (Net)	(1.3)%	(647,530)

Net Assets	100.0%	$51,130,544

Notes to Investment Portfolio:

* Securities Valuation

Securities are valued on the basis of amortized cost, which approximates current market value.  Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

Repurchase agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the obligation of the Fund to resell, the underlying debt obligation at an agreed-upon price and date, thereby determining the yield during the Fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period. The value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period the Fund seeks to assert its right. The Fund’s investment adviser, under the oversight of the Board of Trustees, monitors the value of collateral received as well as the creditworthiness of those banks and dealers with which the Fund enter into repurchase agreements to evaluate potential risks.

(a) Cost for federal tax purposes is $51,778,074.

~ Zero coupon bond.

# Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $12,874,651, which represents 25.2% of net assets.

! Variable/Floating rate security.  The interest rate shown reflects the rate in effect at June 30, 2005.

!! Reset date.  Interest rates reset either daily, weekly, monthly, or quarterly.

+ Amount represents less than 0.01%.

^^ Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Fund has valued the investment.  Illiquid securities are valued at amortized costs, which approximates the fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.  At June 30, 2005, these securities amounted to $2,285,445, which represents 4.5% of net assets.

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDR	Industrial Development Revenue
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SpA	Standby Purchase Agreement
SBPA	Standby Bond Purchase Agreement
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Nations Money Market Funds
Nations Treasury Reserves
Statement of Net Assets	June 30, 2005 (unaudited)

Principal Amount (000)		Value* (000)
	Repurchase agreements – 88.0%
$1,000,000	Repurchase agreement with Banque National de Paris dated 06/30/05, due 07/01/05 at 2.850%, collateralized by U.S. Treasury Bonds and Notes with various maturities, market value $1,020,000 (repurchase proceeds $1,000,079)	$1,000,000
1,000,000	Repurchase agreement with Bear Stearns Companies Inc. dated 06/30/05, due 07/01/05 at 2.900%, collateralized by U.S. Treasury Bonds and Notes with various maturities, market value $1,022,709 (repurchase proceeds $1,000,081)	1,000,000
200,000	Repurchase agreement with Countrywide Home Loans, Inc. dated 06/30/05, due 07/01/05 at 2.900%, collateralized by U.S. Treasury Notes with various maturities, market value $204,001 (repurchase proceeds $200,016)	200,000
500,000	Repurchase agreement with Countrywide Home Loans, Inc. dated 06/30/05, due 07/01/05 at 3.250%, collateralized by GNMA Notes with various maturities, market value $510,000 (repurchase proceeds $500,045)	500,000
432,242	Repurchase agreement with Deutsche Bank Securities Inc. dated 06/30/05, due 07/01/05 at 2.950%, collateralized by U.S. Treasury Bills, Bonds and Notes with various maturities, market value $440,887 (repurchase proceeds $432,277)	432,242
700,000	Repurchase agreement with Goldman Sachs & Company dated 06/30/05, due 07/01/05 at 2.700%, collateralized by U.S. Treasury Bonds and Notes with various maturities, market value $714,000 (repurchase proceeds $700,053)	700,000
600,000	Repurchase agreement with Goldman Sachs & Company dated 06/30/05, due 07/01/05 at 2.850%, collateralized by U.S. Treasury Bonds and Notes with various maturities, market value $612,000 (repurchase proceeds $600,048)	600,000
600,000	Repurchase agreement with Goldman Sachs & Company dated 06/30/05, due 07/01/05 at 3.310%, collateralized by U.S. Treasury Bills and Notes with various maturities, market value $612,057 (repurchase proceeds $600,055)	600,000
500,000	Repurchase agreement with Greenwich Capital Markets Inc. dated 06/30/05, due 07/01/05 at 2.900%, collateralized by U.S. Treasury Bills and Notes with various maturities, market value $510,003 (repurchase proceeds $500,040)	500,000
1,000,000	Repurchase agreement with Morgan Stanley dated 06/30/05, due 07/01/05 at 2.870%, collateralized by U.S. Treasury Bonds and Notes with various maturities, market value $1,020,017 (repurchase proceeds $1,000,080)	1,000,000
700,000	Repurchase agreement with UBS Warburg dated 06/30/05, due 07/01/05 at 2.900%, collateralized by a U.S. Treasury Note maturing on 05/15/14, market value $714,004 (repurchase proceeds $700,056)	700,000
1,000,000	Repurchase agreement with UBS Warburg dated 06/30/05, due 07/01/05 at 2.980%, collateralized by a U.S. Treasury Note maturing on 05/15/14, market value $1,020,002 (repurchase proceeds $1,000,083)	1,000,000
100,000	Repurchase agreement with Wachovia Bank N.A. dated 06/30/05, due 07/01/05 at 3.250%, collateralized by GNMA Notes with various maturities, market value $102,000 (repurchase proceeds $100,009)	100,000
1,000,000	Repurchase agreement with Westdeutsche Landesbank Girozentrale dated 06/30/05, due 07/01/05 at 2.900%, collateralized by U.S. Treasury Bonds and Notes with various maturities, market value $1,020,000 (repurchase proceeds $1,000,081)	1,000,000
300,000	Repurchase agreement with Westdeutsche Landesbank Girozentrale dated 06/30/05, due 07/01/05 at 3.350%, collateralized by GNMA Notes with various maturities, market value $306,000 (repurchase proceeds $300,028)	300,000
	TOTAL Repurchase agreements (Cost $9,632,242)	9,632,242

	U.S. Treasury obligations – 12.2%
	U.S. Treasury bills – 3.6%
270,000	Discount note 07/14/05	269,727
124,000	Discount note 07/21/05	123,806
		393,533
	U.S. Treasury notes – 8.6%
376,000	1.625% 10/31/05	374,136
205,000	1.875% 11/30/05	204,367

264,000	5.750% 11/15/05		266,770
100,000	1.500% 03/31/06**		98,666
			943,939
	TOTAL U.S. Treasury obligations (Cost $1,337,472)		1,337,472

	Total Investments (Cost $10,969,714) (a)	100.2%	10,969,714

	Total Other Assets And Liabilities (Net)	(0.2)%	(19,303)

	Net Assets	100.0%	$10,950,411

Notes to Investment Portfolio:

* Securities Valuation

Securities are valued on the basis of amortized cost, which approximates current market value.  Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

Repurchase agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the obligation of the Fund to resell, the underlying debt obligation at an agreed-upon price and date, thereby determining the yield during the Fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period. The value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period the Fund seeks to assert its right. The Fund’s investment adviser, under the oversight of the Board of Trustees, monitors the value of collateral received as well as the creditworthiness of those banks and dealers with which the Fund enter into repurchase agreements to evaluate potential risks.

(a) Cost for federal tax purposes is $10,969,714.

** Variable rate security.  The interest rate shown reflects the rate as of June 30, 2005.

Nations Money Market Funds

Nations Government Reserves

Statement of Net Assets	June 30, 2005 (unaudited)

Principal
Amount				Value*
(000)				(000)
	U.S. Government and agency obligations – 100.1%
	Federal Farm Credit Bank – 10.4%
$38,298	2.500% 11/15/05			$38,254
50,000	3.020%! 09/02/05!!			49,999
275,000	3.030%! 07/21/05!!			274,999
50,000	3.260%! 06/28/06!!			49,995
				413,247
	Federal Home Loan Bank – 89.7%
3,890	1.500% 08/26/05			3,883
7,800	2.050% 02/10/06			7,747
39,000	2.125% 09/20/05			38,963
11,235	2.250% 10/21/05			11,216
51,130	2.250% 10/27/05			51,095
82,000	2.300% 08/12/05			81,955
80,000	2.500% 04/11/06			79,308
404,777	2.950% 07/08/05			404,545
30,000	3.000%! 07/26/05!!			29,999
80,000	3.005%! 10/03/05!!			79,993
120,000	3.020% 07/13/05			119,879
100,000	3.020%! 06/02/06!!			99,940
50,000	3.039%! 10/03/05!!			49,994
130,806	3.040% 07/06/05			130,751
50,000	3.040%! 08/02/05!!			49,999
300,000	3.045%! 08/02/05!!			300,001
59,400	3.050% 07/22/05			59,294
80,000	3.115%! 05/10/06!!			79,962
36,000	3.120% 07/20/05			35,941
60,145	3.155% 07/20/05			60,045
50,000	3.265%! 09/12/05!!			49,995
148,000	3.270%! 06/13/06!!			147,888
36,879	3.330% 09/28/05			36,575
40,000	3.360%! 12/29/06!!			39,976
100,000	3.363%! 03/28/06!!			99,959
18,600	3.625% 05/11/06			18,596
10,000	3.625% 11/15/05			10,029
10,120	5.125% 03/06/06			10,220
35,000	6.500% 11/15/05			35,472
657,546	Discount note 07/01/05			657,547
590,000	Discount note 07/08/05			589,653
94,526	Discount Note 07/15/05			94,411
				3,564,831
	TOTAL U.S. Government and agency obligations (Cost $3,978,078)			3,978,078

	Total Investments (Cost $3,978,078) (a)	100.1%		3,978,078

	Total Other Assets And Liabilities (Net)	(0.1	) %	(3,830)

	Net Assets	100.0%		$3,974,248

Notes to Investment Portfolio:

* Securities Valuation

Securities are valued on the basis of amortized cost, which approximates current market value.  Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

(a) Cost for federal tax purposes is $3,978,078.

! Variable rate security.  The interest rate shown reflects the rate as of June 30, 2005.

!! Reset date.  Interest rates reset either daily, weekly, monthly, or quarterly.

Nations Money Market Funds

Nations Municipal Reserves

Statement of Net Assets	June 30, 2005 (unaudited)

Principal
Amount		Value*
(000)		(000)
	Corporate obligations – 7.1%
	Commercial paper – 7.1%
$25,000	Board of Governors University of North Carolina	$25,000
	2.900% 08/04/05
8,800	Brownsville Texas Utilities Systems	8,800
	2.550% 08/08/05
11,300	Brownsville Texas Utilities Systems	11,300
	2.570% 08/08/05
17,000	Danville Kentucky (City of)	17,000
	2.250% 08/05/05
3,510	Danville Kentucky (City of)	3,510
	2.530% 08/10/05
4,950	Harris County, Texas, Series F	4,950
	2.780% 08/10/05
15,000	Houston Texas (City of)	15,000
	2.720% 08/22/05
18,000	Indianapolis Airport Authority	18,000
	2.550% 08/11/05
12,500	Indianapolis Airport Authority	12,500
	2.730% 08/12/05
20,000	Intermountain Power Agency	20,000
	2.570% 08/08/05
26,000	Massachusetts (Commonwealth of)	26,000
	2.470% 07/15/05
4,000	Memphis Tennessee	4,000
	2.200% 07/13/05
10,000	New York City Municipal Water	10,000
	2.130% 07/14/05
40,000	New York City Municipal Water	40,000
	2.150% 07/14/05#
6,100	New York City Municipal Water	6,100
	2.580% 08/10/05
40,000	Sunshine State Governmental Financing Commission	40,000
	2.130% 07/13/05
15,000	Sunshine State Governmental Financing Commission	15,000
	2.130% 07/13/05
63,000	Texas Department of Housing	63,000
	2.480% 08/18/05
12,000	Texas Department of Housing	12,000
	2.570% 08/18/05
5,550	Texas Public Finance Authority Revenue	5,550
	2.130% 07/13/05
	TOTAL Corporate obligations (Cost $357,710)	357,710

	Municipal bonds and notes – 94.6%
	Alabama – 1.6%
2,000	Alabama State, Board of Education, PUTTERS, Series 709,	2,000
	2.320% 11/01/12**#
21,510	Birmingham, Alabama Medical Clinic Board Revenue, (Medical	21,510
	Advancement Foundation Project) Series 2000A, (Columbus Bank & Trust LOC),
	2.490% 09/01/30**
3,215	Birmingham, Alabama Private Educational Building Authority Revenue,	3,215
	(The Altamont School Project) Series 1998, (AmSouth Bank of Alabama N.A. LOC),
	2.330% 04/01/13**

6,000	Birmingham, Alabama Public Educational Building, (UAB II LLC), Series A,	6,000
	(Regions Bank LOC),
	2.290% 07/01/37**
3,005	Daphne, Alabama YMCA Public Park and Recreation Board Revenue,	3,005
	(YMCA Project) Series 2002, (Legions Bank LOC),
	2.330% 10/01/22**
1,160	Dothan Houston County, Alabama Airport Authority, Airport Revenue,	1,160
	(Pemco Aviation Group Project) Series 2002, AMT, (SouthTrust Bank N.A. LOC),
	2.740% 10/01/17**#
2,995	Geneva County, Alabama Industrial Development Board Revenue,	2,995
	(Brooks AG Company Inc. Project) Series 2002, AMT, (Regions Bank LOC),
	2.400% 03/01/14**
3,450	Huntsville, Alabama Solid Waste Disposal Authority and Resources	3,450
	Recovery Revenue, Series 2003, AMT, (MBIA Insured, Merrill Lynch
	Capital Services SBPA),
	1.700% 10/01/12**^^
3,500	Huntsville, Alabama, Industrial Development Board Revenue, (Brown	3,500
	Precision Inc. Project), AMT, (First Commercial Bank LOC),
	2.380% 12/01/19**
29,000	Jefferson County, Alabama Sewer Revenue, Sub-Series B-7,	29,000
	2.300% 02/01/42**
3,150	Scottsboro, Alabama Industrial Development Board Revenue, (Hisan Inc.	3,150
	Project), (AmSouth Bank LOC),
	2.380% 05/01/27**
		78,985
	Alaska – 0.5%
5,790	Alaska Municipal Board Bank Authority, Series 2004, (MBIA Insured,	5,790
	Merrill Lynch Capital Services SBPA),
	2.310% 01/01/24**#
5,325	Alaska Municipal GO, Board Bank Authority, Series 2004, (MBIA Insured,	5,325
	Merrill Lynch Capital Services SBPA, Merrill Lynch and Company
	GTY-AGMT),
	2.310% 02/15/12**#
7,000	Alaska State, Housing Finance Corporation Revenue, Series 2002A, AMT,	7,000
	(FSA GO of Corporation, Dexia Credit Local de France SBPA),
	2.450% 12/01/36**
4,980	Alaska State, Housing Finance Corporation, Series DB-131, (FGIC GO of	4,980
	Corporation, Deutsche Bank AG LIQ),
	2.310% 12/01/34**#
		23,095
	Arizona – 1.2%
35,000	Arizona School District Financing Program Certificate Partnership TAN,	35,043
	Series 2004,
	3.000% 07/30/05
1,200	Goodyear, Arizona IDR, (Walle Corporation Project) Series 1995, AMT,	1,200
	(Bank One Kentucky, N.A. LOC),
	2.380% 05/01/15**#
1,770	Maricopa County, Arizona, Industrial Development Authority, Solid Waste	1,770
	Disposal Revenue, (SpA - Merrill Lynch Capital Services LOC),
	2.390% 12/01/31**#
14,671	Phoenix, Arizona, Industrial Development Authority, Single-Family	14,671
	Mortgage Revenue, Series A, AMT, (GIC - AIG),
	3.062% 11/25/05**
6,000	Pima County, Arizona, Industrial Development Authority, Industrial	6,000
	Development Revenue, (El Dorado Hospital Project), (Branch Banking &
	Trust LOC),
	2.300% 04/01/38**
		58,684
	Arkansas – 0.2%
6,500	Lowell, Arkansas IDR, (Little Rock Newspapers, Inc. Project) Series	6,500
	1996, AMT, (Bank of New York LOC),
	2.450% 06/01/31**#
2,600	Sheridan, Arkansas IDR, (Centria Project) Series 2000A, AMT, (PNC Bank	2,600
	N.A. LOC),
	2.430% 08/01/20**#

1,000	Sheridan, Arkansas IDR, (H Robertson Company Project) Series 1998B,	1,000
	AMT, (PNC Bank N.A. LOC),
	2.380% 08/01/16**#
		10,100
	California – 2.1%
65,000	California Housing Finance Agency Revenue, Home Mortgage, Series B,	65,000
	(BNP Paribas),
	2.375% 02/01/35**
1,155	California Housing Finance Agency Revenue, Multi-Family Housing, Series E,	1,155
	2.290% 02/01/36**
19,100	California Housing Finance Agency Revenue, Series 2002M, AMT, (Bank	19,100
	of Nova Scotia SBPA),
	2.380% 08/01/33**
20,175	Southern California Home Financing Authority, Single-Family Revenue,	20,175
	Series 2004B, AMT, (Banque Nationale de Paris Liquidity Facility),
	2.290% 02/01/34**
		105,430
	Colorado – 3.8%
26,300	Arapahoe County, Colorado Highway Revenue,	5,467
	Series 1986,
	0.000% 08/31/26~
6,650	Arapahoe County, Colorado, Capital Improvement Trust Fund, Highway	5,496
	Revenue, Capital Appreciation,
	0.000% 08/31/08~
10,000	Colorado Educational & Cultural Facilities Authority Revenue,	10,000
	(Charolette-JW LLC Project), Series A, (Sovereign Bank FSB LOC, KBC
	Bank N.V. LOC),
	2.320% 09/01/35**
2,800	Colorado Health Facilities Authority Revenue, (Crossroads Projects)	2,800
	Series 2004A, (U.S. Bank N.A. LOC),
	2.350% 11/01/28**
7,655	Colorado Health Facilities Authority Revenue, (West Regional Mental	7,655
	Health Project), (JPMorgan Chase Bank LOC),
	2.300% 03/01/30**
11,300	Colorado Housing & Finance Authority Revenue, Single-Family Mortgage,	11,300
	Class I-A-4,
	2.550% 03/29/06
9,090	Colorado Housing and Finance Authority Revenue, (Multi-Family Project)	9,090
	Series 2002A-1, AMT, (FHLB SpA),
	2.450% 10/01/22**
19,000	Colorado Housing and Finance Authority Revenue, Series 2002I-C2, AMT,	19,000
	(FHLB SBPA),
	2.450% 10/01/32**
10,785	Colorado Housing and Finance Authority, (Multi-Family Project) Series	10,785
	2004I-A2, AMT, (FHLB SBPA),
	2.450% 04/01/45**
15,685	Colorado Housing and Finance Authority, (Single-Family Clinic Project)	15,685
	Series 2002C, AMT, (Lloyds TSB Bank plc SBPA Liquidity Facility),
	2.450% 05/01/22**
4,000	Colorado Housing and Finance Authority, Single-Family Mortgage	4,000
	Revenue, Series 2002, (FHLB SBPA),
	2.450% 11/01/21**
17,000	Colorado Housing and Finance Authority, Single-Family Mortgage	17,000
	Revenue, Series 2003B-3, AMT, (JPMorgan Chase Bank SBPA),
	2.450% 11/01/26**
16,200	Colorado State Educational Loan Project, Tax & Revenue Anticipation	16,212
	Notes, Series A,
	3.500% 08/09/05
10,695	Denver City and County, Colorado Airport Revenue, Series 2003, (MBIA	10,695
	Insured, Svenska Handelsbanken SBPA),
	2.360% 05/15/08**
15,000	Denver, Colorado City & County Apartment Revenue, Series B, (CIFG,	15,000
	Bayerische Landesbanken SpA),
	2.340% 11/15/24**
4,160	Denver, Colorado, City & County Airport Revenue, AMT, (AMBAC Insured,	4,160
	SpA - Merrill Lynch Capital Services),
	2.360% 11/15/09**#

1,545	Denver, Colorado, City & County Special Facilities Airport Revenue,	1,567
	(Rental Car Project), Series A, AMT, (MBIA Insured),
	5.250% 01/01/06
9,585	Douglas County, Colorado Multi-Family Revenue Housing, (LincolnPointe	9,585
	Lofts Projects) Series 2003, AMT. (U.S. Bank N.A. LOC),
	2.400% 02/01/37**
4,900	E-470 Public Highway Authority, Colorado Revenue TOCS, Series Z-7,	4,900
	(MBIA Insured, Goldman Sachs LIQ FAC),
	2.380% 10/27/28**
10,900	Moffat County, Colorado PCR, (Tri-State Colorado - Utah Electric	10,900
	Cooperative Project) Series 1984, (AMBAC Insured, Societe Generale
	SBPA),
	2.450% 07/01/10**
		191,297
	Connecticut – 0.2%
8,235	Connecticut State, Housing Finance Authority, Revenue, AMT, (GIC -	8,235
	Rabobank International),
	2.330% 11/15/09**#
	Delaware – 0.3%
1,600	Delaware State Economic Development Authority IDR, Series 1998, AMT,	1,600
	(PNC Bank Delaware LOC),
	2.430% 09/01/18**#
5,185	New Castle County, Delaware Airport Facilities Revenue, (Flightsafety	5,185
	International Inc. Project) Series 2002, (Berkshire Hathaway GTY AGMT),
	2.320% 12/01/32**
8,500	New Castle County, Delaware, (Fairfield English Village Project), (FNMA	8,500
	LIQ FAC),
	2.320% 09/15/38**
		15,285
	District of Columbia – 1.1%
7,500	District of Columbia Enterprise Zone Revenue, (House on F Street Project)	7,500
	Series 2001, (Bank of New York LOC),
	2.370% 05/01/15**
5,000	District of Columbia Housing Finance Agency, Multi-Family Housing	5,000
	Revenue, Series 1995A, AMT, (HUD Section 8, Landesbank
	Hessen-Thuringen LOC),
	2.430% 08/01/25**
7,500	District of Columbia Revenue, (National Association of Realtors Project),	7,500
	Series 2003, AMT, (SunTrust Bank LOC),
	2.340% 12/01/23**
5,000	District of Columbia, Enterprise Zone Revenue, (NJA Hotel LLC Project),	5,000
	AMT, (Bank of Scotland LOC),
	2.380% 12/01/29**
20,220	Metropolitan Washington D.C. Airport Authority System, Series 2002C,	20,220
	AMT, (FSA Insured, Dexia Credit Local SPBA)
	2.300% 10/01/21**
2,750	Metropolitan Washington District of Columbia Airport Authority System,	2,750
	Series 2004, AMT, (MBIA Insured, Merrill Lynch Capital Services SBPA),
	2.360% 10/01/12**#
8,360	Washington DC, District of Columbia Metropolitan Area Transit Authority,	8,316
	Gross Revenue ROCS, (MBIA Insured, Citibank N.A. LIQ FAC),
	1.950% 01/01/10**^^
		56,286
	Florida – 4.1%
13,780	Brevard County, Florida Housing Finance Authority Single-Family	13,780
	Mortgage Revenue, Series MT-112, (Merrill Lynch Capital Services SpA,
	Ixis Municipal Pro Guaranty Agreement),
	2.370% 11/01/14**#
9,900	Brevard County, Florida Housing Finance Authority, Single-Family	9,900
	Mortgage Revenue, (Merrill Lynch Capital Services LIQ FAC),
	2.630% 11/01/14**
29,300	Broward County, Florida Port Facilities Revenue Refunding, (Port	29,300
	Everglades Project) Series 1998, (AMBAC Insured, Bank of Nova Scotia
	SBPA),
	2.350% 09/01/27**

4,635	Collier County, Florida Industrial Development Authority Revenue, (YMCA	4,635
	Collier County Inc. Project) Series 2004, (SunTrust Bank LOC),
	2.340% 09/01/29**
7,545	Florida Housing Finance Agency Multi-Family Housing Revenue, (Lakes of	7,545
	Northdale Project) Series 1984D, (SouthTrust Bank of Alabama LOC),
	2.330% 05/15/12**
3,500	Florida Housing Finance Corporation Revenue, (Tuscany Lakes Housing	3,500
	Project) Series 2002, AMT, (FNMA Insured),
	2.360% 11/15/35**
6,300	Florida Housing Finance Corporation, Multi-Family Revenue, (Hunters Run	6,300
	Apartments Project) Series 2003G, AMT, (FNMA Collateral Agreement,
	AmSouth Bank LOC),
	2.590% 06/15/36**
7,645	Florida State Board Education Lottery Revenue, Series 2003, (MBIA	7,645
	Insured, Merrill Lynch Capital Services SBPA, Merrill Lynch & Company
	GTY-AGMT),
	2.310% 01/01/12**#
8,400	Florida, Housing Finance Corporation, Multi-Family Revenue, (Clarcona	8,400
	Groves Apartments Project), Series A, AMT, (Citibank N.A. LOC),
	2.310% 09/15/37**
1,215	Fort Walton Beach, Florida IDR, (Burton Golf, Inc. Project) Series 1996,	1,215
	AMT, (Columbus Bank and Trust LOC),
	2.700% 10/01/11**#
3,380	Hillsborough County, Florida Housing Finance Authority, Multi-Family	3,380
	Revenue, (FNMA COLL, Citibank N.A. LIQ FAC),
	2.360% 07/01/22**
5,500	Lake County, Florida Industrial Development Authority IDR, (Senninger	5,500
	Irrigation Project) Series 2003, AMT, (SunTrust Bank LOC),
	2.340% 11/01/24**
14,600	Lee County, Florida Industrial Development Authority Health Care Facilities	14,600
	Revenue, (Hope Hospice Project),
	2.280% 10/01/23**
5,000	Lee County, Florida Industrial Development Authority Utilities Revenue,	5,000
	(North Fort Myers Utilities Project) Series 2003A, AMT, (SunTrust Bank
	LOC),
	2.340% 06/01/22**
7,125	Orange County, Florida Housing Finance Authority Multi-Family Revenue,	7,125
	Landings on Millenia Project) Series 2002A, AMT, (FNMA Insured),
	2.260% 08/15/35**
2,000	Orange County, Florida Housing Finance Authority, Multi-Family Revenue,	2,000
	(Northbridge Phase II Project) Series 2003A, AMT, (SouthTrust Bank N.A.
	LOC),
	2.290% 08/15/36**
30,575	Orlando & Orange County, Florida Expressway Authority, Expressway	30,575
	Revenue, Sub-Series C,
	2.220% 07/01/40**
8,400	Pinellas County, Florida Housing Finance Authority Multi-Family Revenue	8,400
	Housing, (Alta Largo Apartments Project) Series 2004, AMT, (AmSouth
	Bank LOC),
	2.360% 06/01/42**
5,500	Pinellas County, Florida Industrial Development Authority Revenue,	5,500
	(Eurobank Project), (SunTrust Bank LOC),
	2.340% 03/01/26**
26,025	Pinellas County, Florida, Housing Finance Authority, Single-Family	26,025
	Mortgage Revenue, AMT, (GIC - Rabobank International),
	2.370% 05/01/14**#
7,000	St Johns County, Florida Industrial Development Authority Revenue,	7,000
	Series 2004, AMT, (Coastal Bank of Georgia LOC),
	2.430% 11/01/34**
		207,325
	Georgia – 5.9%
12,960	Atlanta, Georgia Airport Revenue, Series 2001, AMT, (FGIC Insured,	12,960
	Merrill Lynch Capital Services SBPA),
	2.360% 01/01/25**^^
10,000	Atlanta, Georgia Airport Revenue, Series 2003, AMT, (FGIC Insured, BNP	10,000
	Paribas SBPA),
	2.360% 12/30/11**#

5,390	Atlanta, Georgia Airport Revenue, Series 2003, AMT, (FGIC Insured, BNP	5,390
	Paribas SBPA),
	2.360% 01/01/14**#
4,470	Atlanta, Georgia Airport Revenue, Series 2004, AMT, (FGIC Insured,	4,470
	Merrill Lynch Capital Services SBPA),
	2.360% 01/01/14**#
5,650	Atlanta, Georgia Urban Residential Finance Authority Multi-Family	5,650
	Revenue, (Collegetown Harris Project) Series 2003I, AMT, (Fannie Mae
	Liquidity Facility),
	2.320% 10/15/36**
25,100	Atlanta, Georgia Urban Residential Finance Authority Multi-Family	25,100
	Revenue, (Park District Atlantic Project) Series 2002A, AMT, (SouthTrust
	Bank N.A. LOC),
	2.350% 12/01/37**
7,000	Atlanta, Georgia Urban Residential Finance Authority Multi-Family	7,000
	Revenue, AMT, (Regions Bank LOC),
	2.350% 03/01/43**
9,600	Atlanta, Georgia Urban Residential Finance Authority Multi-Family	9,600
	Revenue, Series 2004-A, AMT, (Wachovia Bank LOC),
	2.340% 11/01/34**
12,155	Atlanta, Georgia, Airport Revenue, AMT, (FGIC Insured),	12,155
	2.360% 01/01/17**#
7,500	Atlanta, Georgia, Urban Residential Finance Authority, Multi-Family	7,500
	Revenue, (Lindbergh City Center Apartments Project), AMT,
	2.350% 11/01/44**
5,000	Bartow County, Georgia Development Authority Multi-Family Housing	5,000
	Revenue, (Somerset Cove Apartments Project) Series 2002, (PNC Bank N.A.),
	2.350% 02/01/35**
6,540	Carroll County, Georgia Development Authority Industrial Revenue, (Royal	6,540
	Metal Products Project) Series 2004, AMT, (SunTrust Bank LOC),
	2.340% 06/01/24**
3,900	Cobb County, Georgia Housing Authority Multi-Family Housing Revenue,	3,900
	(Woodchase Village Apartments Project) Series 2003, AMT, (Regions Bank LOC),
	2.350% 03/15/36**
9,215	Columbia County, Georgia Development Authority Multi-Family Revenue,	9,215
	(Westwood Club Apartments Project) Series 2002, AMT, (KeyBank, N.A.
	LOC),
	2.600% 11/15/35**
11,450	Columbus, Georgia Hospital Authority Revenue, (St. Francis Hospital Inc.,	11,450
	Project) Series 2000A, (Columbus Bank & Trust LOC),
	2.320% 01/01/31**#
7,475	DeKalb County, Georgia Housing Authority Multi-Family Housing Revenue,	7,475
	(Stone Mill Run Apartments Project) Series 1995A, AMT, (First
	Tennessee Bank, N.A. LOC),
	2.370% 08/01/27**#
3,240	Dooly County, Georgia Industrial Development Authority Revenue,	3,240
	(Hamburg Enterprises Project) Series 2003, AMT, (Fifth Third Bank LOC),
	2.630% 12/01/17**#
3,000	Douglas County, Georgia Development Authority, (Colonial Hills School	3,000
	Property Project) Series 2004, (Branch Banking & Trust, LOC),
	2.300% 06/01/24**#
8,000	East Point, Georgia Housing Authority Multi-Family Revenue, (Village	8,000
	Highlands Apartments Project) Series 2004, (SunTrust LOC, FHLMC
	Liquidity Facility),
	2.340% 07/01/37**
4,620	Franklin County, Georgia Industrial Building Authority, IDR, (Bosal	4,620
	Industries Georgia Inc. Project) Series 1995, AMT, (Standard Federal
	Bank LOC),
	2.360% 08/01/10**
34,770	Fulton County, Georgia Development Authority Airport Facilities Revenue,	34,770
	(Flightsafety International Inc. Project) Series 1999B, AMT,
	2.320% 12/01/18**
9,350	Fulton County, Georgia Development Authority Airport Facilities Revenue,	9,350
	(Flightsafety International Inc. Project) Series 1999B, AMT,
	2.320% 12/01/28**
3,900	Fulton County, Georgia Development Authority IDR, (Leggett & Platt Inc.	3,900
	Project) Series 1992A, AMT(Wachovia Bank of Georgia LOC),
	2.490% 06/01/27**#

20,000	Fulton County, Georgia Housing Authority, Muti-Family Housing Revenue,	20,000
	PT-469, (FHLMC COLL Insured, Freddie Mac LIQ FAC),
	2.650% 12/01/32**
4,035	Georgia Municipal Electric Authority Power Revenue, Series 2003, (MBIA	4,035
	Insured, Westdeutsche Landesbank AG SBPA),
	2.310% 01/01/13**#
7,260	Georgia, Private Colleges & Universities Authority, Revenue, (Mercer	7,260
	University Project),
	2.370% 10/01/32**
6,675	Gwinnett County, Georgia Development Authority, Certificate of	6,675
	Participation, Series 2004, (MBIA Insured, Citibank N.A. Liquidity Facility),
	2.320% 01/01/21**#
5,000	Kennesaw, Georgia Development Authority Housing, (Walton Ridenour	5,000
	Apartments Project) Series 2004, AMT, (SunTrust Bank LOC),
	2.340% 04/01/37**
33,230	Macon-Bibb County, Georgia, Hospital Authority Revenue, (Central	33,230
	Georgia Health Project),
	2.280% 05/01/30**
7,965	Marietta, Georgia, Housing Authority, Multi-Family Revenue Refunding,	7,965
	(Wood Glen-RMKT Housing Project) Series 1994, Mandatory Put 07/01/04 @ 100,
	2.300% 07/01/24**
875	Thomasville, Georgia Payroll Development Authority Industrial Revenue,	875
	(Scruggs Company Project) Series 2000, (First Union National Bank LOC),
	2.440% 08/01/10**#
		295,325
	Hawaii – 0.8%
1,350	Hawaii State Airports System Revenue, Series 2004, AMT, (FGIC Insured,	1,350
	Merrill Lynch Capital Services SBPA),
	2.360% 01/01/10**#
1,690	Hawaii State Apartments System Revenue, Series 2004, AMT, (FGIC	1,690
	Insured, Merrill Lynch Capital Services SBPA),
	2.360% 01/01/10**#
3,990	Hawaii State, Series 2004, (MBIA Insured, Citibank N.A. Liquidity Facility),	3,990
	2.320% 10/01/24**
16,700	Honolulu City and County, Hawaii GO, Series 2001C, (FGIC Insured,	16,700
	FGIC-SPI SBPA),
	2.280% 12/01/08**
16,700	Honolulu, Hawaii, City & County Revenue, GO, Series C,	16,700
	2.280% 12/01/10**
		40,430
	Idaho – 1.2%
10,000	Idaho Housing & Finance Association Revenue, Single-Family Mortgage	10,000
	Revenue, Series B, Class I, (Lloyds TSB Bank plc, Transamerica
	Occidential Guaranty Agreement),
	2.830% 07/01/36**
4,100	Idaho Housing and Finance Association Revenue, Series 2002A-38, AMT,	4,100
	(Wachovia Bank N.A. LOC),
	2.370% 07/01/32**#
13,485	Idaho Housing and Finance Association, Single-Family Mortgage Revenue,	13,485
	Series 2002D, (Bayerische Landesbank SBPA),
	2.450% 07/01/33**
10,910	Idaho Housing and Finance Association, Single-Family Mortgage Revenue,	10,910
	Series 2003C, AMT, (Bayerische Landesbank SBPA),
	2.450% 07/01/34**
18,900	Idaho, Housing & Finance Association, Single-Family Mortgage Revenue,	18,900
	Series D, AMT,
	2.000% 01/01/36**
2,000	Power County, Idaho IDR, (FMC Corporation Project) Series 2001, AMT,	2,000
	(Wachovia Bank N.A. LOC),
	2.340% 04/01/14**
		59,395
	Illinois – 5.9%
1,795	Addison, Illinois IDR, (Stand Fast Packaging Products) Series 1996, AMT,	1,795
	(LaSalle Bank N.A. LOC),
	2.460% 07/01/21**#

2,735	Boone McHenry & DeKalb Counties, Illinois Community Unified School	2,735
	District, (MBIA Insured, Merrill Lynch Capital Services LIQ FAC),
	2.400% 12/01/23**#
830	Carol Stream, Illinois Industrial Development Project Revenue, (MAAC	830
	Machinery Company Project), (Northern Trust Company LOC),
	2.450% 04/01/24**
1,185	Chicago, Illinois IDR, (Bullen Midwest Inc. Project) Series 1997, AMT,	1,185
	(LaSalle Bank N.A. LOC),
	2.440% 11/01/17**
13,895	Chicago, Illinois Multi-Family Housing Revenue, (Concordia Place	13,895
	Apartments Project) Series 2003, AMT, (Harris Trust & Services Bank
	LOC),
	2.360% 07/01/34**
1,470	Chicago, Illinois Multi-Family Housing Revenue, (North Larrabee Project)	1,470
	Series 2001A, AMT, (Harris Trust and Savings Bank LOC),
	2.380% 04/01/36**
3,800	Chicago, Illinois Multi-Family Housing Revenue, (Renaissance Saint Luke	3,800
	Project) Series 2004A, AMT, (Harris Trust & Savings Bank LOC),
	2.380% 01/01/39**
2,150	Chicago, Illinois Multi-Family Housing Revenue, Series 2001B, (Harris	2,150
	Trust & Savings Bank LOC),
	2.380% 04/01/09**
5,200	Chicago, Illinois O’Hare International Airport Revenue, Series 2003, AMT,	5,200
	(FSA Insured, Citigroup Global Markets Liquidity Facility),
	2.360% 01/01/22**#
5,500	Chicago, Illinois O’Hare International Airport Revenue, Series 2003, AMT,	5,500
	(FSA Insured, Merrill Lynch Capital Services SBPA),
	2.360% 07/01/11**#
2,095	Chicago, Illinois O’Hare International Airport Revenue, Series 2003, AMT,	2,095
	(MBIA Insured, Merrill Lynch Capital Services SPBA),
	2.360% 07/01/08**#
12,105	Chicago, Illinois O’Hare International Airport Revenue, Series 2004,	12,105
	(AMBAC Insured, Merrill Lynch Capital Services SBPA)
	2.360% 11/08/08**#
1,830	Chicago, Illinois Wastewater Transmission Revenue, Series 2004, (MBIA	1,830
	Insured, Merrill Lynch Capital Services SBPA),
	2.400% 01/01/22**#
3,000	Chicago, Illinois, Equipment GO, (Harris Trust & Savings Bank LOC),	3,000
	2.350% 01/01/06**
1,500	Chicago, Illinois, IDR, (Eli’s Chicago’s Finest Inc. Project) Series 1996,	1,500
	AMT, (American Bank & Trust LOC),
	2.370% 11/01/26**
4,300	Chicago, Illinois, Industrial Development Revenue, (Enterprise Center X	4,300
	Project), AMT, (LaSalle National Bank LOC),
	2.370% 06/01/22**
9,995	Chicago, Illinois, O’Hare International Airport, Revenue, AMT, (FSA	9,995
	Insured),
	2.360% 07/01/11**#
2,000	Chicago, Illinois, O’Hare International Airport, Revenue, AMT, (MBIA	2,000
	Insured),
	2.360% 01/01/17**#
2,815	Cook County, Illinois GO, Series 2003, (MBIA Insured, Citigroup Global	2,815
	Market Liquidity Facility),
	2.320% 11/15/21**#
2,270	Elgin, Illinois, Industrial Development Revenue, (Nelson Graphic Inc.	2,270
	Project), AMT,
	2.370% 05/01/20**
2,000	Elmhurst, Illinois, Industrial Development Revenue, (John Sakash Company	2,000
	Inc. Project), AMT,
	2.370% 02/01/25**
1,210	Gurnee, Illinois IDR, (Kenall Manufacturing Company Project) Series 1998,	1,210
	(Harris Trust and Saving Bank LOC),
	2.380% 03/01/18**
5,630	Gurnee, Illinois IDR, (Little Lady Foods Inc. Project) Series 2002, AMT,	5,630
	(LaSalle Bank N.A. LOC),
	2.370% 12/01/22**

8,960	Illinois ABN, AMRO, GO, Series 2004, (PSF-GTD, ABN AMRO Bank N.V.	8,960
	SBPA),
	3.030% 02/01/11**#
2,500	Illinois Development Finance Authority Affordable Housing Revenue,	2,500
	(Cinnamon Lake Towers Project) Series 1997, AMT, (Bank One N.A. LOC),
	2.400% 04/15/37**
1,840	Illinois Development Finance Authority IDR, (Flinn Scientific Incorporated	1,840
	Project) Series 1995, (Harris Trust and Savings Bank LOC),
	2.380% 10/01/15**
3,100	Illinois Development Finance Authority IDR, (Tajon Warehouse Project),	3,100
	Series A (Bank One Kentucky N.A. LOC),
	2.360% 01/01/10**
2,800	Illinois Development Finance Authority IDR, (Unique Building Corporation	2,800
	Project) Series 1989, AMT, (American National Bank &Trust Company LOC),
	2.510% 05/01/19**
4,500	Illinois Development Finance Authority IDR, (WM Plastics Project) Series	4,500
	2001, AMT, (LaSalle Bank, N.A. LOC),
	2.370% 08/01/26**
5,415	Illinois Development Finance Authority Revenue, (Groot Industries	5,415
	Incorporated Project) Series 2003, (Bank One N.A. LOC),
	2.470% 12/01/23**#
1,100	Illinois Development Finance Authority Revenue, (Jewish Council Youth	1,100
	Service Project) Series 2003, (Harris Trust & Savings Bank LOC),
	2.330% 09/01/28**
1,500	Illinois Development Finance Authority Revenue, (Park Ridge Youth	1,500
	Campus Project) Series 1998, (Northern Trust Company LOC),
	2.400% 09/01/18**#
7,500	Illinois Development Finance Authority Revenue, (Sexton Energy Project)	7,500
	Series 2003, AMT, (Fifth Third Bank LOC),
	2.370% 10/01/23**
1,500	Illinois Development Finance Authority, IDR, (Campagna-Turano Bakery	1,500
	Project) Series 2000, AMT, (American National Bank & Trust LOC),
	2.470% 08/01/25**#
3,950	Illinois Development Finance Authority, IDR, (Clingan Steel Incorporated	3,950
	Project) Series 2003, AMT, (Bank One N.A. LOC),
	2.520% 12/01/23**#
3,640	Illinois Development Finance Authority, IDR, (Feltes Sand and Gravel	3,640
	Company Project) Series 2003, AMT, (LaSalle Bank N.A. LOC),
	2.370% 12/01/18**
2,470	Illinois Development Finance Authority, IDR, (Rainbow Graphics Inc.	2,470
	Project) Series 2003, AMT, (Bank One N.A. LOC),
	2.640% 08/01/23**#
1,550	Illinois Development Finance Authority, IDR, (Royal Continental Box	1,550
	Project) Series 1995B, AMT, (LaSalle National Bank LOC),
	2.370% 04/01/10**
4,105	Illinois Development Finance Authority, Industrial Development Revenue,	4,105
	(General Converting Project), Series A,
	2.420% 06/01/24**
6,700	Illinois Development Finance Authority, Multi-Family Revenue, (West	6,700
	Chicago Senior Apartment Project) Series 2003, AMT, (Citibank N.A. LOC),
	2.400% 02/01/38**
5,405	Illinois Development Finance Authority, Multi-Family Revenue, Series 2001,	5,405
	2.370% 12/01/13**#
3,145	Illinois Educational Facilities Authority Revenues, (Chaplin Hall Center	3,145
	Children Project) Series 2003, (Fifth Third Bank),
	2.560% 07/01/24**#
9,150	Illinois Health Facilities Authority Revenue, OSF HealthCare Systems,	9,150
	Series 2002, (Fifth Third Bank LOC),
	2.230% 11/15/27**
25,840	Illinois Health Facilities Authority Revenue, Series 2004, (MBIA Insured,	25,840
	Merrill Lynch Capital Services SBPA),
	2.150% 12/23/05**^^
3,400	Illinois Housing Development Authority, Multi-Family Revenue, (Mattoon	3,400
	Towers Project) Series 2004, AMT, (First National Bank LOC, FHLB LOC),
	2.350% 01/01/34**

6,300	Illinois Housing Development Authority, Multi-Family Revenue, (Spring	6,300
	Creek Project) Series 2004, (LaSalle Bank N.A. LOC),
	2.360% 04/01/34**
8,500	Illinois State Finance Authority, Multi-Family Revenue, (New Vistas II	8,500
	Apartments Project) Series 2004, AMT, (FNMA Liquidity Facility),
	2.380% 10/15/34**
6,000	Illinois, Development Finance Authority Revenue, (Lifesource Project),	6,000
	(PNC Bank N.A. LOC),
	2.310% 06/01/20**
7,100	Illinois, Educational Facilities Authority Revenue, (Loyola University	7,100
	Project), Series A, (MBIA Insured),
	0.000% 07/01/05~
1,500	Lombard Village, Illinois Industrial Projects Revenue Refunding, (B&H	1,500
	Partnership Project) Series 1995, (LaSalle Bank, N.A. LOC),
	2.680% 10/01/13**
9,835	McLean & Woodford Counties, Illinois GO Community Unified School	9,835
	District Number 005, Series 2003, (FSA Insured, Merrill Lynch Capital
	Services SBPA),
	2.310% 12/01/09**#
9,295	Metropolitan Pier & Exposition Authority, Illinois Dedicated State Tax	9,295
	Revenue, Series Z-1, (MBIA Insured, Goldman Sachs LIQ),
	2.380% 12/15/26**#
4,170	Metropolitan Pier and Exposition Authority Illinois Dedicated State Tax	4,170
	Revenue, Series 2004, (MBIA Insured, Citibank N.A. Liquidity Facility),
	2.410% 12/15/33**#
7,875	Metropolitan Pier and Exposition Authority Illinois Dedicated State Tax,	7,875
	Series 2004, (FGIC Insured, Merrill Lynch Capital SBPA),
	2.400% 05/22/24**#
7,360	Metropolitan Pier and Exposition Authority Illinois Dedicated State Tax,	7,360
	Series 2004, (MBIA Insured, Merrill Lynch Capital Services),
	2.400% 12/15/25**#
2,980	New Lenox, Illinois IDR, (Panduit Corporation Project) Series 1990, AMT,	2,980
	(LOC Fifth Third Bank),
	2.390% 07/01/15**
7,140	Northern Illinois University Revenue, Series 2004, (FGIC Insured, Merrill	7,140
	Lynch Capital Services SBPA),
	2.310% 10/01/09**#
3,670	Palos Hills, Illinois Multi-Family Housing Revenue, (Green Oaks Project)	3,670
	Series 1998, AMT, (FNMA Collateral Agreement),
	2.370% 08/01/29**#
1,700	Savanna, Illinois IDR, (Metform Corporation Project) Series 1994B, AMT,	1,700
	(Bank One N.A. LOC),
	2.400% 06/01/09**
2,065	Tinley Park, Illinois IDR, (Beverly Manufacturing Company Project) Series	2,065
	1997A, AMT, (American National Bank & Trust LOC),
	2.550% 09/01/17**
5,280	University Illinois Certificate of Participation, Series 2004, (FGIC Insured,	5,280
	Merrill Lynch Capital Services SBPA),
	2.310% 03/01/11**#
2,375	Upper Illinois, River Valley Development Authority, IDR, (Clover Properties	2,375
	LLC Project) Series 2000, AMT, (LaSalle Bank N.A. LOC),
	2.370% 07/01/20**#
1,375	Urbana, Illinois Multi-Family Housing Revenue, (Prairie Green II Apartments	1,375
	Project) Series 2003, AMT, (LaSalle Bank N.A. LOC),
	2.370% 06/01/29**
		293,900
	Indiana – 2.3%
2,900	Allen County, Indiana Economic Development Revenue, (Debrand Inc.	2,900
	Project) Series 2002, (Bank One N.A. LOC),
	2.520% 08/01/17**#
2,885	Bloomington, Indiana Multi-Family Revenue, (Willow Manor Apartments	2,885
	Project) Series 2002, AMT, (Fifth Third Bank LOC),
	2.630% 11/01/32**
1,765	Burns Harbor Industrial Economic Development Revenue, (Dennen Steel	1,765
	Corporation Project) Series 2003, AMT, (Standard Federal Bank LOC),
	2.370% 12/01/23**

500	Crawfordsville, Indiana Economic Development Revenue, (Precision	500
	Plastics of Indiana), (Northern Trust Company LOC),
	2.400% 06/01/07**
1,600	Elkhart, Indiana Economic Development Revenue, (Vahala Foam	1,600
	Enterprises Project) Series 2002, (Bank One N.A.),
	2.520% 09/01/17**#
2,075	Elkhart, Indiana Industrial Development Revenue, (Kibbechem Inc. Project),	2,075
	(National City Bank of Indiana LOC),
	2.420% 06/01/27**
1,780	Evansville, Indiana Economic Development Revenue, (B&M Plastics Inc.	1,780
	Project), (Fifth Third Bank LOC),
	2.630% 12/01/17**
5,000	Gibson County, Indiana PCR, (Toyota Motor Manufacturing Project) Series 1997,	5,000
	2.280% 10/01/27**
7,000	Gibson County, Indiana PCR, (Toyota Motor Manufacturing Project) Series	7,000
	1999, AMT,
	2.280% 01/01/29**
10,000	Gibson County, Indiana PCR, (Toyota Motor Manufacturing Project) Series	10,000
	2000A,
	2.280% 01/01/28**
5,000	Gibson County, Indiana PCR, (Toyota Motor Manufacturing Project) Series	5,000
	2001B,
	2.280% 09/01/31**
6,000	Gibson County, Indiana PCR, (Toyota Motor Manufacturing Project) Series	6,000
	200A,
	2.280% 01/01/30**
3,182	Greencastle, Indiana Economic Development Revenue Refunding, (Round	3,182
	Barn Manor Project) Series 2003A, AMT, (Federal Home Loan Bank),
	2.370% 01/01/28**
2,000	Greencastle, Indiana IDR, (Crown Equipment Corporation Project) Series	2,000
	1996, AMT, (KeyBank N.A. LOC),
	2.380% 02/01/11**#
640	Indiana Health Facilities Financing Authority Revenue Refunding, (Cardinal	640
	Center, Inc. Project) Series 1996A, (Key Bank, N.A. LOC),
	2.370% 12/01/16**#
15,700	Indiana Health Facilities Financing Authority, Hospital Revenue,	15,903
	(Daughters of Charity, St Vincent’s Hospital),
	5.750% 11/15/22
700	Indiana State Development Finance Authority, EDR, (Patriot Homes Inc.	700
	Project), Series 1995, AMT, (Bank One Indiana N.A. LOC),
	2.470% 01/01/10**#
8,310	Indiana State Housing Finance Authority Multi-Family Revenue, Series	8,310
	1997M-A, AMT, (FHLB LOC),
	2.360% 01/01/29**
6,130	Indiana Transportation Finance Authority Highway Revenue, Series 2004,	6,130
	(FGIC Insured, Citibank N.A. Liquidity Facility),
	2.320% 12/01/14**#
6,000	Indiana Transportation Finance Authority Highway Revenue, Series 2004,	6,000
	(FGIC Insured, Merrill Lynch Capital Services SBPA),
	2.310% 06/01/21**#
4,585	Indianapolis, Indiana Revenue, Series 2004, AMT, (MBIA Insured,	4,585
	Svenska Handelsbanken),
	2.360% 01/01/17**#
8,185	Indianapolis, Indiana, Resource Recovery Revenue, (Ogden Martin	8,332
	Systems Inc. Project), (AMBAC Insured),
	6.750% 12/01/05
5,300	Jeffersonville, Indiana Economic Development Revenue, (Amatrol Project)	5,300
	Series 2003, AMT, (National City Bank of Kentucky LOC),
	2.420% 04/01/23**#
2,850	Jeffersonville, Indiana Industrial Economic Development Revenue, (Eagle	2,850
	Steel Products Incorporated Project) Series 2001, AMT, (Fifth Third Bank LOC),
	2.630% 08/01/21**#
4,860	Washington County, Indiana Industrial Economic Development Revenue,	4,860
	(Frank Miller Lumber Company Project) Series 2001, (National City Bank of
	Indiana LOC),
	2.420% 08/01/16**#
		115,297

	Iowa – 0.7%
3,000	Cedar Rapids, Iowa, Revenue, First Mortgage, (Cottage Grove Place	3,060
	Project),
	9.000% 07/01/25
2,800	Clinton, Iowa Industrial Development Revenue, (Sethness Prods Project),	2,800
	(Northern Trust Company LOC),
	2.400% 09/01/11**
4,500	Clinton, Iowa, Industrial Development Revenue, (Sethness Products	4,500
	Company Project), AMT, (Northern Trust Company LOC),
	2.400% 12/01/22**
3,720	Iowa Finance Authority Industrial Development Revenue, (US Filter Water	3,720
	Project), Series A, (Societe Generale LOC),
	2.370% 11/01/17**
4,155	Iowa Finance Authority Single-Family Revenue, Series 2002A-46,	4,155
	(GNMA/FNMA COLL, GO of Authority, Wachovia Bank N.A. Liquidity
	Facility),
	2.370% 07/01/24**
12,500	Iowa Finance Authority Single-Family Revenue, Series 2004, AMT,	12,500
	(GNMA-FNMA Insured, Go of Authority, Depfa Bank plc SBPA),
	2.280% 07/01/34**
4,500	Iowa, Finance Authority, Single-Family Revenue, (Mortgage-backed	4,500
	Securities Program), Series G, AMT,
	2.670% 07/01/34**
1,000	West Burlington, Iowa IDR, (Borhi Oilhydraulic Project) Series 2001B,	1,000
	AMT, (American National Bank & Trust LOC)
	2.470% 01/01/11**#
		36,235
	Kansas – 0.4%
5,400	Fredonia, Kansas Revenue, (Systech Environmental Corporation Project)	5,400
	Series 1989, AMT, (Banque Nationale de Paris LOC),
	2.340% 02/01/07**
9,200	Kansas State Development Finance Authority Exempt Facilities Revenue,	9,200
	(Seaboard Project) Series 1995A, AMT, (Bank of New York LOC),
	2.370% 12/01/25**#
2,200	Kansas State Development Finance Authority, Multi-Family Revenue,	2,200
	(Delaware Highlands-C) (Arvest Bank LOC, FHLM LOC),
	2.380% 12/01/36**
1,885	Sedgwick & Shawnee Counties, Kansas Single-Family Revenue, Series	1,885
	2002,
	2.360% 12/01/27**^^
		18,685
	Kentucky – 1.0%
7,410	Campbellsville-Taylor County, Kentucky IDR, (Airguards Industrial Inc.	7,410
	Project) Series 2001, AMT, (Northern Trust Company LOC),
	2.400% 05/01/31**
5,000	Carroll County, Kentucky IDR, (Kentucky Ladder Company Project) Series	5,000
	1990, AMT, (Bankers Trust Company LOC),
	2.600% 09/01/10**
4,125	Daviess County, Kentucky Health Care Revenue, (Wendell Fosters	4,125
	Campus for Development Project) Series 2001, (National City Bank,
	Kentucky LOC),
	2.370% 05/01/21**#
4,235	Daviess County, Kentucky Industrial Building Revenue, (Packaging	4,235
	Project) Series 2003, AMT,(National City Bank Kentucky LOC),
	2.420% 05/01/18**#
2,250	Glasgow, Kentucky, Industrial Building Revenue, (Ply-Tech Corporation	2,250
	Project), AMT, (Fifth Third Bank LOC),
	2.390% 05/01/14**
1,940	Greenup County, Kentucky Industrial Building Revenue, (Pathways Inc.	1,940
	Project) Series 2004, (Fifth Third Bank LOC),
	2.560% 12/01/18**#
3,720	Jefferson County, Kentucky Industrial Building Revenue, (Dant Growth	3,720
	LLC Project) Series 2002, AMT, (Bank One Kentucky N.A. LOC),
	2.660% 09/01/22**#

765	Jefferson County, Kentucky Industrial Building Revenue, (Seven Counties	765
	Services, Inc. Project) Series 1996, (Bank One of Kentucky, N.A. LOC),
	2.320% 06/01/11**#
1,000	Jefferson County, Kentucky Retirement Home Revenue, (Nazareth	1,000
	Library Project) Series 1999, (Fifth Third Bank LOC),
	2.560% 10/01/19**#
150	Jeffersontown, Kentucky Industrial Building Revenue, (Rague Food	150
	Systems, Inc. Project) Series 1995, AMT, (PNC Bank, N.A. LOC),
	2.430% 04/01/20**#
1,000	Kentucky Rural Economic Development Authority Revenue, (Heaven Hill	1,000
	Project) Series 1991, AMT, (PNC Bank N.A. LOC),
	2.380% 10/01/16**
2,000	Kentucky State Property & Buildings Commonwealth Revenues, (Project	2,050
	No. 77),
	5.000% 08/01/06
3,000	Kentucky State Property and Building Community Revenue, Series 2004,	3,000
	(FSA Insured, Citibank N.A. SBPA),
	2.320% 10/01/18**
2,475	Lexington-Fayette Urban County, Kentucky Educational Facilities	2,475
	Revenue, (Lexington School Project) Series 2003,
	2.560% 05/01/25**#
3,040	Louisville and Jefferson County, Kentucky Convention Center GO, Series	3,040
	1996PT-69, (FSA Insured, Merrill Lynch SBPA),
	2.310% 07/01/24**#
6,000	Minor Lane Heights, Kentucky Solid Waste Disposal Revenue, (Waste	6,000
	Management Kentucky LLC Project) Series 2003, (Wachovia Bank N.A. LOC),
	2.380% 03/01/21**
2,230	Shelby, Kentucky Industrial Building Revenue, (Truss Company	2,230
	Incorporated Kingbrook Project) Series 1998, AMT, (Fifth Third Bank
	LOC),
	2.390% 06/01/18**#
2,100	West Buechel, Kentucky Industrial Building Revenue, (Berby Fabricating	2,100
	LLC Project) Series 2004, AMT, Series 2004, (Fifth Third Bank LOC),
	2.630% 06/01/24**
		52,490
	Louisiana – 2.4%
5,100	Calcasieu Parish Inc., Louisiana Industrial Development Board Revenue,	5,100
	(Hydroserve Westlake Project) Series 1999, AMT, (Bank One Chicago,
	N.A. LOC),
	2.470% 12/01/24**
4,000	Denham Springs, Louisiana, Livingston Housing & Mortgage Finance	4,000
	Authority, Single-Family Mortgage, Series A, (GIC - Bayerische
	Landesbank),
	2.850% 12/01/07**
8,015	East Baton Rouge Parish, Louisiana Sales and Used Tax, Series 2003,	8,015
	(MBIA Insured, Merrill Lynch Capital Services SBPA),
	2.310% 02/01/11**#
8,130	Ernest N. Morial - New Orleans, Louisiana Exhibit Hall Authority, Special	8,130
	Tax, Series 2003, (AMBAC Insured, Citigroup Global Markets Liquidity
	Facility),
	2.320% 07/15/23**#
2,050	Louisiana Housing Finance Agency, Multi-Family Housing Revenue,	2,050
	(Restoration Project) Series 2002A, AMT, (Regions Bank LOC),
	2.380% 12/01/32**
4,000	Louisiana Local Government Environmental Facilities Community	4,000
	Development Authority Revenue, (Sacred Heart - New Orleans Project)
	Series 2004, (Whitney National Bank LOC, SunTrust Bank LOC),
	2.340% 01/01/24**
32,750	Louisiana Public Facilities Authority Revenue, (Pennington Med Funding	32,750
	Project), Series A (BNP Paribas LOC),
	2.350% 11/01/05**
4,460	Louisiana Stadium & Exposition District Hotel Occupancy, Tax & Stadium	4,549
	Revenue, (FGIC Insured)
	6.375% 07/01/25
4,210	Louisiana State, GO, (MBIA Insured),	4,210
	2.320% 08/01/17**#

20,000	Plaquemines, Louisiana Port Harbor and Terminal District Port Facilities	20,000
	Revenue, (International Marine Terminals Project) Series 1984B, (KBC
	Bank N.V. LOC),
	2.600% 03/15/06
6,000	Plaquemines, Louisiana, Port Harbor And Terminal District, Port Facilities	6,002
	Revenue, (Chevron Pipe Line Company Project) Series 1984,
	1.750% 09/01/08
7,500	Port New Orleans, Louisiana Revenue, (New Orleans Cold Storage	7,500
	Project) Series 2002, AMT, (Whitney National Bank LOC, SunTrust Bank
	LOC),
	2.390% 11/01/22**
13,255	St. Tammany, Louisiana, Public Trust Financing Authority Revenue,	13,986
	(Christwood Project), Series A,
	9.000% 11/15/25
		120,292
	Maine – 0.5%
11,600	Maine Public Utility Financing Bank Public Utility Revenue Refunding,	11,600
	(Maine Public Service Company Project) Series 1996, AMT, (Bank of New
	York LOC),
	2.450% 04/01/21**
9,000	Maine State Housing Authority Mortgage Purchase, Series 2004B-3, AMT,	9,000
	(State Street Bank & Trust Company),
	2.330% 11/15/35**
5,000	Maine State Housing Authority Mortgage Purchase, Series 2004B-3, AMT,	5,000
	(State Street Bank & Trust Company),
	2.330% 11/15/38**
		25,600
	Maryland – 1.2%
5,350	Carroll County, Maryland County Commissioners Economic Development	5,350
	Revenue, Shelter System Ltd. Facility, Series 2004, AMT, (Branch
	Banking & Trust LOC),
	2.400% 07/01/24**#
6,840	Maryland State Industrial Development Finance Authority Economic	6,840
	Development Revenue, (General Binding Corporation Project) Series
	1996, AMT, (Harris Trust & Savings Bank LOC),
	2.360% 03/01/26**
49,300	Maryland State, Department Housing and Community Development	49,300
	Revenue, Series 2004-K, AMT,
	2.100% 03/01/32
		61,490
	Massachusetts – 1.3%
3,350	Boston, Massachusetts, Industrial Development Financing Authority,	3,417
	Industrial Development Revenue, First Mortgage (Springhouse Project),
	9.250% 07/01/25
4,940	Boston, Massachusetts, Industrial Development Financing Authority,	5,033
	Industrial Development Revenue, First Mortgage, (Springhouse Project),
	9.250% 07/01/15
8,000	Massachusetts State, Development Finance Agency, Multi-Family	8,000
	Revenue, (Archstone Readstone Project), Series A, AMT, (PNC Bank
	N.A. LOC),
	2.330% 12/01/37**
50,000	Massachusetts State, Series A, (Citibank N.A. SpA),	50,000
	2.290% 02/01/28**
		66,450
	Michigan – 4.5%
4,460	Detroit, Michigan GO, City School District, Series 2004, (FGIC Insured,	4,460
	SBLF Insured, Merrill Lynch Capital Services SBPA),
	2.310% 11/01/20**#
2,150	Livonia, Michigan, Economic Development Corporation, Revenue,	2,150
	(Foodland Distributions Project), Series A, (Comerica Bank LOC),
	2.600% 12/01/11**
22,005	Michigan (State of), GO,	22,005
	1.900% 10/05/05
20,000	Michigan Municipal Bond Authority Revenue, Series 2004B-1,	20,038
	3.000% 08/19/05
3,150	Michigan State Strategic Fund Ltd. Obligation Revenue, (B & C Leasing	3,150
	LLC Project) Series 1999, AMT, (LaSalle Bank N.A. LOC),
	2.400% 07/01/24**

16,126	Michigan State Strategic Fund Solid Waste Disposal Revenue, (Grayling	16,126
	Generating Project) Series 1990, (Barclays Bank of New York LOC),
	2.290% 01/01/14**
3,000	Michigan State, Hospital Finance Authority Revenue, (Hospital Genesys	3,105
	Health Systems Project), Series A,
	8.125% 10/01/21
9,500	Michigan State, Housing Development Authority, Multi-Family Revenue,	9,500
	(Canterbury Project) Series 2003A, AMT, (LaSalle Bank N.A. LOC),
	2.360% 06/01/38**
4,670	Michigan State, Housing Development Authority, Rental Housing Revenue,	4,670
	Series 2001, (MBIA Insured, Merrill Lynch Capital Services SpA),
	2.310% 12/01/05**#
31,980	Michigan State, Housing Development Authority, Rental Housing Revenue,	31,980
	Series 2002A, (MBIA Insured, Landesbank Hessen-Thuringen Liquidity
	Facility),
	2.280% 04/01/37**
6,765	Michigan State, Strategic Fund Ltd. Obligation Revenue, (American	6,765
	Autocoat Inc. Project), AMT, (Fifth Third Bank LOC),
	2.630% 10/01/22**
2,210	Michigan State, Strategic Funding Ltd. Obligation Revenue, (HME Inc.	2,210
	Project), (Fifth Third Bank LOC),
	2.630% 11/01/22**
42,150	State of Michigan, Multi-Modal GO, (Environmental Program), Series	42,150
	2004-A, (Depfa Bank plc LOC),
	2.200% 10/05/05
19,000	Wayne County, Michigan Airport Authority Revenue, Class A, (MBIA	19,000
	Insured, Citibank N.A. Liquidity Facility),
	2.360% 07/01/28**#
18,400	Wayne County, Michigan Airport Authority Revenue, Series PT-2667	18,400
	(MBIA Insured, Merrill Lynch Capital Services Liquidity Facility),
	2.360% 12/01/23**#
18,140	Wayne County, Michigan Apartment Authority Revenue, (MBIA Insured,	18,140
	Svenska Handelsbanken LIQ FAC),
	2.360% 12/01/17**
		223,849
	Minnesota – 2.6%
2,570	Minneapolis & St. Paul, Minnesota Metro Apartments Revenue, PT-2834,	2,570
	(AMBAC Insured, Dexia Credit Local LIQ FAC),
	2.360% 01/01/14**
11,670	Minneapolis - St. Paul, Minnesota Metropolitan Airports Commission	11,670
	Airport Revenue, Series 2004, (FGIC Insured, Merrill Lynch Capital
	Services SBPA),
	2.360% 09/03/09**#
3,000	Minneapolis, Minnesota Multi-Family Revenue Housing, (Gateway Real	3,000
	Estate Project), Series 2002, AMT, (LaSalle Bank N.A. LOC),
	2.350% 10/01/32**
2,000	Minneapolis, Minnesota Multi-Family Revenue Refunding, (Driftwood	2,000
	Apartments Project) Series 2002, AMT, (U.S. Bank N.A. LOC),
	2.400% 10/01/24**
50,000	Minnesota School Districts Tax and Aid Anticipation Borrowing Program	50,125
	Certificate GO, Series 2004A,
	3.000% 09/02/05
40,605	Minnesota State Housing Finance Agency, Residential Housing, Series E	40,605
	(GO of Agency),
	2.950% 05/18/06
15,000	Minnesota State Housing Finance Agency, Residential Housing, Series F	15,000
	(GO of Agency),
	2.950% 05/18/06
4,000	Minnesota State, Higher Educational Facilities Authority Revenue,	4,000
	(Hamline University), Series Six-E1, (Harris N.A. LOC),
	2.330% 10/01/16**
		128,970
	Mississippi – 0.4%
2,260	Mississippi Business Finance Corporation, Mississippi Industrial	2,260
	Development Revenue, (Hamlin Family II LLC Project), (Branch Banking &
	Trust LOC),
	2.400% 03/01/25**

1,740	Mississippi Business Finance Corporation, Mississippi Industrial	1,740
	Development Revenue, (Hamlin Sheet Metal Incorporated) Series A,
	(Branch Banking & Trust LOC),
	2.400% 03/01/15**
17,325	Mississippi Development Bank Special Obligation, Series 2004, (AMBAC	17,325
	Insured, Merrill Lynch Capital Services SBPA),
	2.310% 01/01/26**^^
		21,325
	Missouri – 1.8%
6,090	Clay County, Missouri GO, Public School District Number 53 Liberty,	6,090
	Series 2004, (FSA Insured, State Aid Direction, Merrill Lynch Capital
	Services SBPA),
	2.310% 03/01/12**#
2,000	Jefferson County, Missouri Industrial Development Authority, Multi-Family	2,000
	Housing Revenue, (Sunset Pointe Project) Series 2000, AMT, (LaSalle
	Bank N.A. LOC),
	2.380% 10/01/30**
750	Kansas City, Missouri Industrial Development Authority, Multi-Family	750
	Housing Revenue, (Crooked Creek Apartments II Project) Series 2004B,
	AMT, (FHLB LOC),
	2.380% 09/01/39**#
5,600	Kansas City, Missouri Industrial Development Authority, Multi-Family	5,600
	Housing Revenue, (Crooked Creek Apartments II) Series 2004A, AMT,
	(LaSalle National Bank LOC),
	2.360% 09/01/39**#
14,000	Kansas City, Missouri Industrial Development Authority, Multi-Family	14,000
	Housing Revenue, (Ethan’s Apartments Project) Series 2004, (Citibank
	N.A. LOC),
	2.310% 02/01/39**
17,000	Missouri Higher Education Loan Authority, Student Loan Revenue	17,000
	Refunding, Series 1991B, AMT, (MBIA Insured, GTD STD LNS, State
	Street Bank & Trust Company SBPA),
	2.350% 03/01/20**
10,235	Missouri State Development Finance Board Educational Facility Revenue,	10,235
	(Southeast Missouri State University Project) Series 2003, (U.S. Bank
	N.A. LOC),
	2.270% 10/01/23**
1,500	Missouri State Development Finance Board, Air Cargo Facilities Revenue,	1,500
	(St. Louis Air Project) Series 2000, AMT, (American National Bank & Trust
	LOC),
	2.350% 03/01/30**
1,965	Mountain Grove, Missouri Industrial Development Authority Health Care	1,965
	Facility Revenue Refunding, (Mountain Grove 1 Project) Series 1997,
	AMT, (Bank of Oklahoma N.A. LOC, Wachovia Bank N.A. LOC),
	2.350% 11/01/13**
4,055	Nodaway County, Missouri Industrial Development Authority Educational	4,055
	Facilities Revenue, (Northwest Foundation Incorporation Project) Series
	2002, (U.S. Bank N.A. LOC),
	2.350% 11/01/32**
4,150	St. Charles County, Missouri Industrial Development Authority, Multi-Family	4,150
	Revenue, (Peine Lakes Apartments Project) Series 2004, (Wachovia
	Bank N.A. LOC),
	2.340% 02/01/39**
20,000	St. Louis County, Missouri Industrial Development Authority, Multi-Family	20,000
	Housing Revenue, (General Grant Apartments) Series 2003, AMT, (U.S.
	Bank N.A. LOC),
	2.420% 03/01/38**
2,700	St. Louis, Missouri Industrial Development Authority IDR, (US Tape & Label	2,700
	Project), (LaSalle Bank N.A. LOC),
	2.360% 08/01/19**
		90,045
	Montana – 0.9%
43,100	Montana State, Board of Investment Resource Recovery Revenue,	43,100
	2.450% 12/30/15

	Nebraska – 0.1%
5,055	Lancaster County, Nebraska IDR, (Garner Industries, Inc. Project) Series	5,055
	2000A, AMT, (Wells Fargo Bank, N.A. LOC),
	2.430% 11/01/20**
	Nevada – 1.0%
6,850	Clark County, Nevada Airport Revenue, Series 2001A, (FGIC Insured,	6,850
	Landesbank Baden -Wurttenberg SBPA),
	2.300% 07/01/36**
5,020	Clark County, Nevada Airport Revenue, Series 2004, AMT, (FGIC Insured,	5,020
	Citibank N.A. Liquidity Facility),
	2.360% 07/01/22**#
2,495	Clark County, Nevada Industrial Development Revenue, Series 722, (FGIC	2,495
	Insured, JPMorgan Chase & Company LIQ),
	2.350% 12/01/12#
13,425	Clark County, Nevada School District GO, Series 2003, (MBIA Insured,	13,425
	Merrill Lynch Capital Services SBPA),
	1.670% 06/15/10**^^
11,500	Director St, Nevada Department of Business & Industry, PCR, (Barrick	11,500
	Goldstrike Mines Project) Series 1999, AMT, (Royal Bank of Canada
	LOC),
	2.300% 06/01/29**
4,395	Nevada Housing Division, Multi-Unit Housing Revenue, (Studio 3 LP	4,395
	Project), Series 1999A, AMT, (US Bank, N.A. LOC),
	2.330% 10/01/30**
4,120	Nevada Housing Division, Multi-Unit Housing, (Citibank N.A. LOC),	4,120
	2.330% 04/01/36**
		47,805
	New Hampshire – 0.1%
3,500	New Hampshire State, Business Finance Authority, Exempt Facilities	3,500
	Revenue, (Waste Management of New Hampshire Inc. Project) Series
	2000, AMT, (Wachovia Bank N.A. LOC),
	2.340% 09/01/12**
	New Jersey – 0.7%
18,545	Camden County, New Jersey Utilities Authority Sewer Revenue, Series	18,477
	1990-B, (FGIC Insured),
	0.000% 09/01/05~
19,010	New Jersey Economic Development Authority Revenue, (Stars	19,008
	Certifications), Series 115, (AMBAC Insured, BNP Paribas SpA),
	98.070% 03/01/19**
		37,485
	New Mexico – 0.2%
5,210	New Mexico Finance Authority State Transition Revenue, Series 2004,	5,210
	(MBIA Insured, Citigroup Global Market Liquidity Facility),
	2.320% 06/15/23**#
5,200	New Mexico Mortgage Finance Authority, Series 2004, AMT, (GNMA	5,200
	FNMA FHLMC Insured, Merrill Lynch Capital Services SBPA),
	2.360% 07/01/08**#
		10,410
	New York – 3.5%
27,700	Erie County, New York, Revenue Anticipation Notes, (Citigroup Global	27,709
	Markets LOC),
	3.000% 07/13/05
7,205	Forest City, New Rochelle, New York, Revenue Certificate, Series 2003,	7,205
	(JPMorgan Chase Bank LOC),
	2.300% 06/01/11**#
4,830	Metropolitan Transportation Authority, New York Revenue, Series G-1,	4,830
	2.310% 11/01/26**
13,000	New York City, New York Housing Development Corporation, Multi-Family Rent	13,000
	Housing Revenue, (West End Towers), Series A (Fannie Mae Insured,
	Fannie Mae Liquidity Facility),
	2.250% 05/15/34**
37,000	New York City, New York Public Improvements, Sub-Series A-3,	37,000
	2.180% 03/01/34**
2,000	New York State GO, Series 2000B, (Dexia Credit Local de France LOC),	2,000
	Mandatory Put 08/07/03 @ 100,
	1.580% 03/15/30
10,425	New York State Housing Finance Agency Revenue, Series A, (Fannie	10,425
	Mae Insured, Fannie Mae LIQ FAC),
	2.260% 05/15/33**

3,055	New York State, Dormitory Authority Revenue, (School Districts	3,108
	Financing Program), Series E, (MBIA Insured),
	9.000% 10/01/05
1,000	New York State, Dormitory Authority, Revenue, (New York University	1,000
	Project), Series A, (AMBAC Insured),
	5.250% 07/01/05
10,570	New York State, Housing Finance Agency Revenue, Series A, (Fannie	10,570
	Mae Insured, Fannie Mae LIQ FAC),
	2.260% 05/15/33**
3,645	New York, Metropolitan Transportation Authority, Transportation Facilities	3,645
	Revenue, Series J, (FGIC Insured),
	9.100% 07/01/05
18,300	New York, New York City Housing Development Corporation, Multi-Family	18,300
	Rental Housing Revenue, (West 43rd Street), Series A, (FNMA COLL
	AGMT/LIQ),
	2.250% 04/15/29**
11,700	New York, New York City Housing Development Corporation, Multi-Family	11,700
	Rental Housing Revenue, Series A, (FNMA LIQ),
	2.250% 08/15/32**
610	New York, New York City Housing Development Corporation, Multi-Family	610
	Revenue, (Atlantic Court Apartments Project) Series 2003A, (HSBC Bank
	U.S.A. Loc),
	2.250% 12/01/36**
8,095	New York, New York City Transitional Finance Authority, Series 2003,	8,095
	(MBIA-IBC Insured, Lloyds TSB Bank plc SBPA),
	1.670% 11/01/08**^^
1,945	Port Authority New York and New Jersey, Series 2003, (AMBAC GO of	1,945
	Authority, Citigroup Global Market Liquidity Facility),
	2.360% 12/15/32**#
13,390	Puttable Floating Options, Tax-Exempt Receipts,	13,390
	2.430% 09/01/26**#
1,300	Triborough Bridge and Tunnel Authority New York Revenue, Series 2002,	1,300
	(MBIA Insured, Merrill Lynch Capital Services SBPA),
	2.310% 05/15/10**#
		175,832
	North Carolina – 0.7%
1,670	Burke County, North Carolina Industrial Facilities & Pollution Control,	1,670
	(Dev-Cox Manufacturing Company Inc. Project), (Branch Banking & Trust
	LOC),
	2.400% 06/01/24**
2,915	Catawba County, North Carolina Industrial Facilities and Pollution Control	2,915
	Financing Authority Revenue, (Von Drehle Properties Project) Series
	2001, AMT, (BB&T LOC),
	2.400% 12/01/21**#
4,625	Davidson County, North Carolina Industrial Facility and Pollution Control	4,625
	Financing Authority Industrial, (Childress Winery Project) Series 2004,
	2.400% 04/01/26**#
5,190	Guilford County, North Carolina Multi-Family Housing Revenue,	5,190
	(Brentwood Crossings Apartments) Series 2003, AMT, (SunTrust Bank
	LOC),
	2.340% 12/01/35**
1,495	Iredell County, North Carolina Industrial Facilities and Pollution Control	1,495
	Financing Authority Revenue, (Sullivan Corporation Project) Series 1996,
	AMT, (Bank One Milwaukee, N.A. LOC),
	2.470% 01/01/11**#
2,000	Johnston County, North Carolina Industrial Facilities & Pollution Control,	2,000
	Finance Authority Revenue, (Hamlin Sheet Metal Company Inc.), (Branch
	Banking & Trust LOC),
	2.400% 11/01/17**
1,785	Johnston County, North Carolina Industrial Facilities and Pollution Control	1,785
	Finance Authority Revenue, (Industrial Development Housing - Autry Mills
	Project) Series 1999, AMT, (Branch Banking and Trust LOC),
	2.400% 02/01/13**
4,640	Mecklenburg County, North Carolina Multi-Family Housing Revenue,	4,640
	(Barrington Oaks Apartments Project) Series 2003, AMT, (SunTrust Bank
	LOC),
	2.390% 09/01/35**

1,900	North Carolina Agriculture Finance Authority Agriculture Development	1,900
	Revenue, (McGill Environment System Project) Series 2003, AMT,
	(Branch Bank & Trust LOC),
	2.400% 12/01/15**#
2,600	North Carolina State Port Authority Exempt Facilities Revenue, (Wilmington	2,600
	Bulk LLC Project) Series 2001A, AMT, (Branch Banking & Trust LOC),
	2.400% 09/01/22**#
4,590	North Carolina State Port Authority Exempt Facilities Revenue, (Wilmington	4,590
	Bulk LLC Project) Series 2001B, AMT, (Branch Banking & Trust LOC),
	2.400% 09/01/22**#
3,960	Rowan County, North Carolina Industrial Facilities Pollution Control	3,960
	Financing Authority, (Fixed Industrial Development PHC LLC Project)
	Series 1999, AMT, (Branch Banking and Trust LOC),
	2.400% 03/01/14**#
		37,370
	Ohio – 1.6%
4,750	Akron, Ohio Metropolitan Housing Authority Facility Improvement,	4,750
	(Administration Building Project) Series 1998, (Fifth Third Bank LOC),
	2.320% 04/01/18**#
850	Centerville, Ohio Health Care Revenue, (Bethany Lutheran Village Hospital	850
	Project) Series 1994, (PNC Bank of Ohio, N.A. LOC),
	2.340% 11/01/13**#
28,495	Cleveland, Ohio Waterworks Revenue, Series 2002L, (FGIC Insured,	28,495
	Westdeutsche Landesbank SBPA),
	2.300% 01/01/33**
10,000	Columbus, Ohio Regional Airport Authority Revenue, Series 2004A, (U.S.	10,000
	Bank N.A. LOC),
	2.300% 01/01/30**
300	Greene County, Ohio IDR, (FC Ltd. - AFC Stamping Project) Series 1995,	300
	AMT, (Key Bank, N.A. LOC),
	2.440% 09/01/16**#
4,870	Hamilton County, Ohio Health Care Facilities Revenue, (Talbert Services	4,870
	Income Project) Series 2002, (Fifth Third Bank LOC),
	2.560% 07/01/27**#
6,225	Kettering, Ohio IDR, Series 2002, AMT, (Merrill Lynch Capital Services	6,225
	SPBA),
	2.410% 11/01/34**#
945	Lucas County, Ohio IDR, (Dynamic Dies Income Project) Series 1997,	945
	AMT, (National City Bank LOC),
	2.470% 07/01/09**#
1,450	Medina County, Ohio Industrial Development Revenue, (Destiny Partners	1,450
	Project), Series A, (Fifth Third Bank LOC),
	2.630% 09/01/23**
2,000	Muskingham Watershed Conservancy District Ohio, Series 2003, (Fifth	2,000
	Third Bank LOC),
	2.560% 05/01/23**#
4,700	Ohio State Air Quality Development Authority Revenue, Series 2000,	4,700
	(AMBAC Insured, Merrill Lynch Capital Services Liquidity Facility),
	2.310% 11/01/20**#
15,800	Toledo-Lucas County, Ohio Port Authority Airport Development Revenue,	15,800
	(Flightsafety International, Inc. Project) Series 1998-1, AMT, (Berkshire
	Hathaway Inc. Guarantee),
	2.320% 01/01/18**#
		80,385
	Oklahoma – 0.6%
1,795	Claremore, Oklahoma Industrial and Redevelopment Industrial	1,795
	Development Authority Revenue, (Whirlwind Steel Buildings Project)
	Series 2001, AMT, (Chase Manhattan Bank LOC),
	2.430% 09/01/16**
17,000	Oklahoma Development Finance Authority Revenue, (Conoco Project)	17,000
	Series 2002, AMT, (JPMorgan Chase Bank LOC),
	2.300% 06/01/37**
8,800	Oklahoma Development Finance Authority Revenue, (Seabrook Farms Inc.	8,800
	Project) Series 1997, AMT, (Bank of New York LOC),
	2.370% 03/01/27**#

2,215	Oklahoma Housing Finance Agency Single-Family Revenue,	2,215
	(Homeownership Loan Program) Series 2001PT-1288, AMT, (GNMA
	Collateral Agreement, Merrill Lynch SBPA),
	2.360% 09/01/29**^^
1,995	Oklahoma Industrial Authority Economic Development Revenue, (Scott	1,995
	Oklahoma Plant LLC Project), (Fifth Third Bank LOC),
	2.630% 10/01/23**
		31,805
	Oregon – 0.7%
1,000	Oregon State Economic Development Revenue, (McFarland Cascade	1,000
	Project) Series 1996, AMT, (U.S. Bank of Washington LOC),
	2.400% 11/01/16**
7,650	Oregon State, Economic Development Revenue, (KRC Western Inc.	7,650
	Project) Series 1997-178, AMT, (Wachovia Bank LOC),
	2.340% 01/01/17**#
20,000	Port Portland, Oregon Special Obligation Revenue, (Portland Bulk	20,000
	Terminals LLC Project) Series 1996, AMT, (Canadian Imperial Bank LOC),
	2.350% 10/01/25**
4,500	Port Portland, Oregon Special Obligation Revenue, (Portland Bulk	4,500
	Terminals Project) Series 1999, AMT, (Canadian Imperial Bank LOC),
	2.350% 10/01/25**
		33,150
	Other Territories – 0.3%
5,850	Puttable Floating Opt Tax-Exempts Receipts, Regular Floats PZP-004,	5,850
	Mode A,
	2.380% 09/01/31**#
9,405	Puttable FLTG OPT Tax-Exempts Receipts, Float Mode A Regular PZP-2,	9,405
	(Merrill Lynch Capital Services SpA),
	2.430% 08/01/28**#
		15,255
	Pennsylvania – 5.4%
10,130	ABN AMRO MUNITOPS Certificates, Pennsylvania, Series 2004-51, Non	10,130
	AMT, (FGIC Insured, ABN AMRO Bank N.V.),
	2.320% 11/15/12**#
10,900	Allentown, Pennsylvania Commercial and Industrial Development,	10,900
	(Diocese of Allentown Project) Series 1999, (First Union National Bank
	LOC),
	2.420% 12/01/29**
4,040	Dauphin County, Pennsylvania, General Authority Hospital Revenue,	4,190
	(Northwest Medical Center Project),
	8.625% 10/15/13
4,995	Delaware Valley, Pennsylvania, Regional Finance Authority, Government	4,995
	Revenue, (AMBAC Insured, SpA - Merrill Lynch Capital Services),
	2.380% 07/01/27**#
22,395	Delaware Valley, Pennsylvania, Regional Finance Authority, Government	22,395
	Revenue, (AMBAC Insured, SpA - Merrill Lynch Capital Services),
	2.380% 08/01/28**#
12,495	Delaware Valley, Pennsylvania, Regional Finance Authority, Government	12,495
	Revenue, (SpA - Merrill Lynch Capital Services),
	2.380% 01/01/14**#
26,995	Delaware Valley, Pennsylvania, Regional Finance Authority, Government	26,995
	Revenue, (SpA - Merrill Lynch Capital Services),
	2.380% 01/01/26**#
1,240	Elk County, Pennsylvania Industrial Development Authority Revenue,	1,240
	(Clarion Sintered Metals Project) Series 1998, AMT, (PNC Bank, N.A.
	LOC),
	2.430% 03/01/09**#
700	Pennsylvania Economic Development Financing Authority Development	700
	Revenue, (Pennsylvania Bar Institute Project) Series 1996B, AMT, (PNC
	Bank, N.A. LOC),
	2.310% 04/01/15**#
125,000	Pennsylvania Housing Finance Agency, AMT, Single-Family Mortgage,	125,000
	Series 89, (GO of Agency Insured, Depfa Bank plc SpA),
	2.260% 10/01/35**
3,000	Pennsylvania, Economic Development Financing Authority, Solid Waste	3,000
	Disposal Revenue, AMT, (SpA - Merrill Lynch Capital Services LOC),
	2.350% 11/01/21**#

14,900	Philadelphia, Pennsylvania Housing Finance Agency, Single-Family	14,900
	Mortgage, Series 89, (GO of Agency Insured, Depfa Bank plc SpA),
	2.800% 01/01/11**
16,750	Philadelphia, Pennsylvania Authority for IDR, (Newcourtland Elder	16,750
	Services Project) Series 2003, (PNC Bank N.A. LOC),
	2.420% 03/01/27**
2,270	Philadelphia, Pennsylvania Authority For Industrial Development	2,270
	Revenues, (Goldenberg Candy Project) Series 1997, AMT, (Wachovia
	Bank N.A. LOC),
	2.450% 01/01/13**#
10,315	Philadelphia, Pennsylvania Redevelopment Authority Revenue, (FGIC	10,315
	Insured, Deutsche Bank AG LIQ FAC),
	2.330% 04/15/24**#
2,835	Westmoreland County, Pennsylvania Industrial Development Authority	2,835
	Revenue, (Elizabeth Carbide Die Project) Series 1998A, AMT, (National
	City Bank LOC),
	2.420% 10/01/13**#
3,095	Westmoreland County, Pennsylvania Industrial Development Authority	3,095
	Revenue, (Rhodin Enterprises Project) Series 1997, AMT, (National City
	Bank, N.A. LOC),
	2.450% 04/01/17**#
		272,205
	Rhode Island – 0.3%
15,000	Rhode Island Housing & Mortgage Finance Corporation, (Homeownership	14,715
	Opportunity), Series 43-B,
	1.470% 06/15/06
2,080	Rhode Island State Industrial Facilities Corporation IDR, (Precision Turned	2,080
	Components Project) Series 2000, (Bank of New York LOC),
	2.410% 05/01/11**
		16,795
	South Carolina – 1.7%
3,240	Charleston County, South Carolina, Resource Recovery Revenue, (Foster	3,281
	Wheeler Charleston Project), AMT,
	4.950% 01/01/06
3,000	Kershaw County, South Carolina IDR, (DeRoyal Textiles, Inc. Project)	3,000
	Series 1994, AMT, (SunTrust Bank of Nashville LOC),
	2.340% 12/01/07**#
23,875	Piedmont Municipal Power Agency South Carolina Electric Revenue,	23,875
	Series 2004, (MBIA Insured, Dexia Credit Local SBPA),
	2.300% 01/01/31**
11,185	Piedmont Municipal Power Agency South Carolina Electric Revenue,	11,185
	Series 2004B-3, (AMBAC Insured, JPMorgan Chase Bank SBPA),
	2.300% 01/01/34**
2,700	South Carolina Jobs Economic Development Authority Development	2,700
	Revenue, (Spartanburg YMCA Project) Series 1996, (First Union National
	Bank LOC),
	2.390% 06/01/18**#
1,300	South Carolina Jobs Economic Development Authority Economic	1,300
	Development Revenue, (Mancor Industries Incorporated Project) Series
	1999, AMT, (PNC Bank N.A. LOC),
	2.430% 05/01/14**#
3,000	South Carolina Jobs Economic Development Authority Economic	3,000
	Development Revenue, (Pine River Plastics Inc. Project) Series 2000,
	AMT, (Comerica Bank LOC),
	2.390% 03/01/11**
5,005	South Carolina Jobs Economic Development Authority Economic	5,005
	Development Revenue, (Raynor USA Southeast Project) Series 2000,
	AMT, (LaSalle Bank, N.A. LOC),
	2.370% 05/01/20**
1,080	South Carolina Jobs Economic Development Authority Economic	1,080
	Development Revenue, (Sargent Metal Fabricators Project) Series 2002,
	AMT, (Branch Banking & Trust LOC),
	2.400% 11/01/22**#
5,000	South Carolina Jobs Economic Development Authority Economic	5,000
	Development Revenue, (Waste Management South Carolina Project)
	Series 2003, AMT, (Wachovia Bank N.A. LOC),
	2.340% 07/01/24**

5,125	South Carolina Jobs Economic Development Authority IDR, (Abraham	5,125
	Industries LLC Project) Series 1999, AMT, (PNC Bank, N.A. LOC),
	2.430% 05/01/14**#
1,400	South Carolina Jobs Economic Development Authority IDR, (Banks	1,400
	Construction Company Project) Series 1999, AMT, (Wachovia Bank of
	North Carolina, N.A. LOC),
	2.390% 05/01/09**
2,390	South Carolina Jobs Economic Development Authority IDR, (Kravet	2,390
	Fabrics, Inc. Project) Series 1997, AMT, (Bank of New York LOC),
	2.370% 03/01/12**#
4,675	South Carolina Jobs Economic Development Authority IDR, (Quoizel, Inc.	4,675
	Project) Series 1996, AMT, (Branch Banking & Trust LOC),
	2.400% 05/01/16**#
1,770	South Carolina Jobs Economic Development Authority, Economic	1,770
	Development Revenue, (Personal Inc. Project) Series 1998, AMT, (LaSalle
	National Bank LOC),
	2.370% 04/01/18**#
1,500	South Carolina Jobs-Economic Development Authority, Industrial	1,500
	Development Revenue, (Titan Wheel International Inc. Project), (LaSalle
	Bank N.A.),
	2.370% 02/01/10**
2,844	South Carolina State Housing Finance and Development Authority,	2,844
	Multi-Family Revenue Refunding, (Oakfield Housing Project) Series 2004,
	AMT, (National Bank of South Carolina LOC),
	2.430% 10/01/25**
7,410	South Carolina, State Housing Finance & Development Authority,	7,410
	Multi-Family Revenue, (Rental Housing at Spring Grove Project),
	(SunTrust Bank LOC),
	2.340% 12/01/34**
		86,540
	South Dakota – 1.1%
300	South Dakota Economic Development Financing Authority IDR Refunding,	300
	(Lomar Development Company Project) Series 1996B, AMT, (US Bank,
	N.A. LOC),
	2.500% 08/01/08**#
26,100	South Dakota Housing Development Authority Revenue, Series 2004-C,	26,097
	AMT, (Landesbank Hessen SpA),
	53.367% 05/01/34**
21,000	South Dakota Housing Development Authority, AMT, (Homeownership),	20,998
	Series C, (Landesbank Hessen-Thuringen SpA),
	71.940% 05/01/35**
7,835	South Dakota State Housing Development Authority, Series 1998PT-168,	7,835
	AMT, (Banque Nationale de Paris SBPA),
	2.360% 05/01/27**#
		55,230
	Tennessee – 5.4%
4,100	Blount County, Tennessee Industrial Development Board IDR, (Arrowhead	4,100
	Partners LP Project) Series 2003, AMT, (SunTrust Bank LOC),
	2.390% 12/01/13**
4,840	Brownsville, Tennessee Industrial Development Board, Industrial	4,840
	Development Revenue, (Dynametal Technologies Inc. Project), (Union
	Planters Bank LOC),
	3.150% 06/01/12**
20,600	Collierville, Tennessee Industrial Development Board Revenue, (St.	20,600
	Georges High School Project) Series 2001, (AmSouth Bank of Alabama,
	N.A. LOC),
	2.320% 08/01/31**
900	Cumberland County, Tennessee Industrial Development Board Industrial	900
	Development Revenue, (Delbar Products Incorporated Project) Series
	1997, AMT, (PNC Bank N.A. LOC),
	2.430% 07/01/12**#
6,005	Franklin County, Tennessee Health and Educational Facilities Board	6,005
	Revenue, (University of the South Project) Series 1998B, (AmSouth Bank
	of Alabama, N.A. LOC),
	2.320% 09/01/18**

7,030	Knox County, Tennessee 1st Utility District Water and Sewer Revenue	7,030
	Refunding, Series 2003, (AmSouth Bank LOC),
	2.400% 12/01/10**
2,090	Knox County, Tennessee Health Educational & Housing Facilities Board,	2,117
	Hospital Facilities Revenue, Series C,
	5.000% 01/01/06
5,350	Memphis, Tennessee Health Educational and Housing Facilities Board	5,350
	Revenue, (Springdale Creek Apartments Project) Series 2003A, AMT,
	(First Tennessee Bank LOC),
	2.600% 01/01/35**#
25,000	Memphis, Tennessee, GO, (Westdeutsche Landesbank LOC),	25,000
	2.070% 07/13/05
5,095	Metropolitan Government Nashville & Davidson County Tennessee	5,095
	Industrial Board Revenue Refunding, (Rodgers/Welch Venture Project)
	Series 1989, (AmSouth Bank of Alabama LOC),
	2.350% 12/01/14**#
9,400	Metropolitan Government Nashville & Davidson County, Tennessee Health	9,400
	and Education Facility Board Revenue, Multi-Family Housing, Series 2003,
	AMT, (Wachovia Bank N.A. LOC),
	2.340% 12/01/43**
1,000	Metropolitan Government Nashville & Davidson County, Tennessee	1,000
	Housing & Educational Facilities Board Revenue, Multi-Family Housing,
	(Wedgewood) Series A, (AmSouth Bank LOC),
	2.680% 06/01/34**
4,000	Nashville, Tennessee Metropolitan Airport Authority Facilities Revenue,	4,000
	(Embraer Aircraft Services Project), (Regions Bank LOC),
	2.670% 04/01/30**
3,010	Shelby County, Tennessee Health Educational and Housing Facilities	3,010
	Board Multi-Family Housing Revenue, (Flag Manor Project) Series 1995,
	AMT, (FHLB Guarantee),
	2.330% 01/01/23**#
2,700	Shelby County, Tennessee Health Educational and Housing Facilities	2,700
	Board Revenue, (Spring Creek Apartments) Series 2003A, AMT, (First
	Tennessee Bank LOC),
	2.600% 12/01/20**#

1,000	Springfield, Tennessee Industrial Development Board Revenue, (All	1,000
	American Homes of Tennessee Project) Series 1994, AMT, (Bank One of
	Michigan, N.A. LOC),
	2.470% 11/01/09**#
5,000	Sullivan County, Tennessee Industrial Development Board Revenue,	5,000
	(Modern Forge Company Project) Series 1990, AMT, (Northern Trust
	Company LOC),
	2.390% 07/01/10**#
34,620	Tennessee Housing Development Agency, Single-Family Mortgage,	34,620
	0.000% 07/15/35**~
124,875	Tennessee, Housing Development Agency, Single-Family Mortgage	124,875
	Revenue, AMT,
	2.753% 12/08/05**
3,000	Union County, Tennessee, Industrial Development Board, Industrial	3,000
	Development Revenue, (Cooper Container Corporation Project), AMT,
	(SunTrust Bank LOC),
	2.340% 12/01/14**
		269,642
	Texas – 11.3%
9,735	ABN AMRO MUNITOPS Certificates, Texas, Series 2005-20, Non AMT,	9,735
	(MBIA Insured, ABN AMRO Bank N.V. SpA),
	2.590% 09/01/13**
4,300	Allen, Texas Independent School District, Series 715, (MBIA Insured,	4,300
	JPMorgan Chase Bank LIQ FAC),
	2.320% 02/15/13**#
900	Bell County, Texas Industrial Development Corporation IDR, (Metal Sales	900
	Manufacturing Corporation Project) Series 1998, AMT, (Firstar Bank N.A.
	LOC),
	2.450% 08/01/08**#
10,375	Bexar County, Texas Housing Finance Corporation Multi-Family Housing	10,375
	Revenue, (Perrin Park Apartment Project) Series 1996, (GNMA Collateral,
	Northern Trust Company LOC),
	2.450% 06/01/28**

10,245	Brazos County, Texas Housing Finance Corporation, Single-Family	10,245
	Mortgage Revenue, Series-076, (FGIC Insured, Merrill Lynch Capital
	Services SpA),
	2.360% 03/01/11**#
23,730	Brazos River Authority, Texas PCR, (TXU Energy Company Project)	23,730
	Series 2002A, (JPMorgan Chase Bank LOC),
	2.400% 05/01/37**
7,410	Brazos River Authority, Texas Pollution Control Revenue, AMT,	7,410
	2.330% 05/01/33**
17,000	Brazos River Authority, Texas, Pollution Control Revenue, AMT,	17,000
	2.400% 10/01/30**
6,500	Bridgeport, Texas GO Independent School District, Series 2004,	6,500
	(PSF-GTD, Merrill Lynch Capital Services SBPA, Merrill Lynch and
	Company GTY-AGMT),
	2.310% 08/15/08**#
5,220	Corsicana, Texas GO Independent School District,	5,220
	Series 2004, (PSF-GTD, Merrill Lynch Capital Services),
	2.310% 02/15/24**#
8,000	Dallas, Texas Housing Finance Corporation Multi-Family Housing	8,000
	Revenue, (The Masters Apartments Project) Series 2004, (FNMA Insured,
	FNMA Liquidity Facility),
	2.320% 07/15/37**
4,800	Dallas, Texas Housing Finance Corporation, Multi-Family Housing	4,800
	Revenue, (Cherrycrest Villas Apartments), (Wachovia Bank N.A. LOC),
	2.350% 03/01/38**
16,180	Dallas-Fort Worth, Texas International Airport Facility Revenue,	16,180
	(Flightsafety Project) Series 1999, AMT, (OBH, Inc. Guarantee),
	2.320% 07/01/32**
9,840	Dallas-Fort Worth, Texas International Airport Revenue, Series 2003,	9,840
	AMT, (Merrill Lynch Capital Services SBPA),
	2.360% 05/01/11**^^
3,000	Dallas-Fort Worth, Texas International Airport Revenue, Series 2004,	3,000
	AMT, (MBIA Insured, Citigroup Global Market Liquidity Facility),
	2.360% 11/01/33**#
8,480	Dickinson, Texas Independent School District, (Spears), Series DB-146,	8,480
	(PSF-GTD, Deutsche Bank AG LIQ FAC),
	2.310% 02/15/19**
9,295	Dickinson, Texas Independent School District, (Spears), Series DB-147,	9,295
	(PSF-GTD, Deutsche Bank AG LIQ FAC),
	2.310% 02/15/21**
8,185	El Paso, Texas Housing Finance Corporation Multi-Family Housing	8,185
	Revenue, (Viva Apartments Project - Oakland Executive Center LP)
	Series 1993, AMT, (GE Capital Corporation Guarantee),
	2.400% 09/01/23**#
3,682	Galveston County, Texas Housing Finance Corporation Single-Family	3,682
	Mortgage Revenue, Series 2004A, (Bayerische Landesbank GIC),
	2.940% 12/01/37**
6,900	Garland, Texas, Housing Finance Corporation, Multi-Family Housing	6,900
	Revenue, (Primrose at Crist Apartments Project), AMT, (Wachovia Bank
	N.A. LOC),
	2.350% 03/01/38**
2,450	Harris County, Texas Health Facility Development Corporation Revenue,	2,450
	Blood Center Gulf Coast Regional, Series 1992, (JPMorgan Chase and
	Company LOC)
	2.380% 04/01/17**
4,035	Hays, Texas Consolidated Independent School District, Series 2543,	4,035
	(PSF-GTD, Merrill Lynch Capital Services SpA),
	2.310% 08/15/26**#
7,380	Hays, Texas Consolidated Independent School District, Series PT-2593,	7,380
	(PSF-GTD, Merrill Lynch Capital Services SpA),
	2.310% 08/15/25**#
1,270	Hillsboro, Texas Industrial Development Corporation Revenue, (Lamcraft	1,270
	LP Project) Series 1997, AMT, (First Commercial Bank LOC),
	2.700% 07/01/13**#
7,900	Houston, Texas Airport System Revenue, Series 1998B, AMT, (FGIC	7,900
	Insured),
	5.000% 07/01/05

4,850	Houston, Texas GO, Series 2004, (MBIA Insured, Citibank N.A. Liquidity	4,850
	Facility),
	2.320% 03/01/08**#
3,500	Houston, Texas Housing Financial Corporation, (Mayfair Park Apartment),	3,500
	Series 2004, (FNMA Insured, FNMA Liquidity Facility),
	2.320% 04/15/37**
5,205	Houston, Texas Utility System Revenue, Series 2004, (FGIC Insured,	5,205
	Merrill Lynch Capital Services SBPA),
	2.310% 05/15/12**#
5,690	Houston, Texas Utility System Revenue, Series 2004, (MBIA Insured,	5,690
	Merrill Lynch Capital Services SBPA),
	2.310% 05/15/14**#
2,930	Houston, Texas, Airport Systems Revenue, Sub-Lien, Series A, AMT,	2,930
	6.000% 07/01/05
5,600	Klein, Texas Independent School District GO, Series 2003, (PSF-GTD,	5,600
	Merrill Lynch Capital Services SBPA),
	2.310% 08/15/23**#
3,970	Lewisville, Texas Independent School District GO, Series 2004,	3,970
	(PSF-GTD, Merrill Lynch Capital Services SBPA, Merrill Lynch and Capital
	GTY-AGMT),
	2.310% 08/15/08**#
9,900	Midlothian, Texas Industrial Development Corporation Environmental	9,900
	Facilities Revenue, (Holnam Texas Loop Project) Series 1999, AMT, (Bank
	One, Michigan LOC),
	2.290% 09/01/31**
7,500	Montgomery County, Texas Housing Finance Corporation, Multi-Family	7,500
	Housing Revenue, (Park at Woodline Townhomes), (Citibank N.A. LOC),
	2.390% 02/01/38**
4,620	Northside, Texas Independent School District GO, Series 2004,	4,620
	(PSF-GTD, Merrill Lynch Capital Services SBPA),
	2.310% 02/15/22**#
6,060	Panhandle, Texas Regional Housing Financing, Series 2002, AMT, (Merrill	6,060
	Lynch Capital Services SBPA),
	2.410% 09/01/14**#
3,975	Plano, Texas Independent School District GO, Series 2004, (PSF-GTD,	3,975
	Citigroup Global Market Liquidity Facility),
	2.320% 02/15/18**#
4,080	San Antonio, Texas Airport System Revenue, Series 2001, AMT, (FSA	4,080
	Insured)
	5.500% 07/01/05
4,050	San Antonio, Texas Convention Center, Hotel Finance Corporation	4,050
	Contract Revenue, (AMBAC Insured, Citibank N.A. LIQ FAC),
	2.360% 07/15/39**
7,140	Southeast Texas, Housing Finance Corporation, Multi-Family Housing	7,140
	Revenue, (Rosemont at Garth Apartments Project), AMT, (Wachovia Bank
	N.A. LOC),
	2.350% 03/01/38**
8,500	Spring, Texas Independent School District, Series 695, (FGIC Insured,	8,500
	JPMorgan Chase & Company LIQ)
	2.320% 08/15/12**#
1,890	Texas Lower Colorado River Authority, Series 2003, (AMBAC Insured,	1,890
	Citigroup Global Market Liquidity Facility),
	2.320% 05/15/22**#
18,000	Texas State Department Housing and Community Affairs Single-Family	18,000
	Revenue, Series 2004, AMT, (Municipal Products Income GIC-CDC)
	1.950% 09/01/37
140,000	Texas State Tax RAN, Series 2004,	140,317
	3.000% 08/31/05
7,500	Texas State Turnpike Authority Central Texas Turnpike System Revenue,	7,500
	Series 2004, (AMBAC Insured, Merrill Lynch Capital Services SBPA),
	2.400% 08/15/23**#
4,400	Texas State, Department of Housing & Community Affairs, Multi-Family	4,400
	Revenue, Series 2002, AMT, (Merrill Lynch Capital Services SBPA),
	2.410% 12/01/40**#
11,860	Texas, Capital Industrial Development Corporation, Solid Waste Disposal	11,860
	Revenue, (Texas Disposal System Inc. Project), AMT,
	2.370% 05/01/16**

6,700	Travis County, Texas Housing Finance Corporation, Multi-Family Housing	6,700
	Revenue, (Rosemont at Old Manor Apartments Project) Series 2004,
	AMT, (FNMA Insured, FNMA Liquidity Facility),
	2.320% 08/15/37**
4,020	Travis County, Texas, Housing Finance Corporation, Single-Family	4,020
	Mortgage Revenue, AMT, (GNMA Collateral),
	2.360% 09/01/18**
80,000	University of Texas, University Funding, Series A,	80,295
	3.500% 10/05/05
6,510	Wylie, Texas Independent School District GO, Series 2004, (PSF-GTD,	6,510
	Merrill Lynch Capital Services, SBPA),
	2.310% 08/15/08**#
		565,874
	Utah – 4.5%
4,240	Davis County, Utah Housing Authority Multi-Family Housing Revenue, (Fox	4,240
	Creek Apartments), Series A (Bank One N.A. LOC),
	2.320% 08/15/39**
1,200	Murray City, Utah IDR, (Zevex, Inc. Project) Series 1996, AMT, (Bank One	1,200
	Arizona, N.A. LOC),
	2.470% 10/01/16**#
3,200	Murray City, Utah Industrial Development Authority Revenue, (Hunter	3,200
	Douglas Real Property Project) Series 1994, AMT, (ABN-AMRO Bank N.V.
	LOC),
	2.340% 09/01/14**#
3,730	Salt Lake City, Utah IDR, (Spring Air Project) Series 2003, AMT, (US Bank	3,730
	N.A.),
	2.380% 07/01/23**
30,340	St. George, Utah Housing Revenue, OK Foundation Projects), Series A,	30,340
	(Fannie Mae Insured, Fannie Mae LIQ FAC),
	2.290% 12/15/29**
3,100	Tooele City, Utah IDR, (Encon Utah LLC Project) Series 2002A, AMT, (U.S.	3,100
	Bank N.A. LOC),
	2.400% 10/01/22**
17,280	Utah Housing Corporation, Single-Family Mortgage Revenue, Series C, Class I,	17,280
	(Transamerica Occidential GIC, Bayerische Landesbank Liquidity Facility),
	2.750% 07/01/36**
8,595	Utah Housing Corporation, Single-Family Mortgage Revenue, Series	8,595
	2002A-1, AMT, (Westdeutsche Landesbank Girozentrale LOC),
	2.450% 07/01/33**
9,095	Utah Housing Corporation, Single-Family Mortgage Revenue, Series	9,095
	2002C-2, AMT, (Westdeutsche Landesbank Girozentrale SBPA),
	2.450% 07/01/33**
9,720	Utah Housing Corporation, Single-Family Mortgage Revenue, Series A,	9,720
	Class I,
	2.450% 07/01/35**
7,200	Utah Housing Corporation, Single-Family Mortgage Revenue, Series B	7,200
	(Bayerische Landesbanken LIQ FAC),
	2.450% 07/01/36**
8,950	Utah Housing Corporation, Single-Family Mortgage Revenue, Series C,	8,950
	Class I, (Bayerische Landesbanken LIQ FAC),
	2.450% 07/01/35**
13,800	Utah Housing Corporation, Single-Family Mortgage Revenue, Series D,	13,800
	Class I, (Bayerische Landesbanken LIQ FAC),
	2.450% 07/01/35**
14,060	Utah Housing Corporation, Single-Family Mortgage Revenue, Series F,	14,060
	(Bayerische Landesbanken LIQ FAC),
	2.450% 01/01/36**
16,560	Utah Housing Corporation, Single-Family Mortgage Revenue, Series G,	16,560
	Class I, (Bayerische Landesbanken LIQ FAC),
	2.450% 01/01/36**
4,300	Utah Housing Corporation, Single-Family Mortgage Revenue, Series H,	4,300
	Class I, (Bayerische Landesbanken LIQ FAC),
	2.450% 01/01/36**
10,200	Utah Housing Corporation, Single-Family Mortgage Revenue, Series I,	10,200
	AMT,
	2.350% 07/01/36**

5,900	Utah Power Systems Revenue, Refunding, (Hunter Project) Series 1992,	5,900
	(AMBAC Insured),
	0.000% 07/01/05~
9,995	Utah State, Housing Finance Agency, Single-Family Mortgage Revenue,	9,995
	Series 2000C-1, AMT, (Bayerische Landesbank SBPA),
	2.450% 07/01/31**
16,175	Utah State, Housing Finance Agency, Single-Family Mortgage, Series B, AMT,	16,175
	2.450% 07/01/32**
25,320	Utah, Housing Corporation, Single-Family Mortgage Revenue, Series 2,	25,320
	(GIC - Royal Bank of Canada),
	2.450% 07/01/35**
1,000	West Jordan, Utah IDR, (Vesper Corporation Project) Series 1994A, AMT,	1,000
	(PNC Bank LOC)
	2.430% 04/01/14**
		223,960
	Vermont – 0.3%
13,000	Vermont Industrial Development Authority Revenue, (Ryegate Wood	13,000
	Energy Company Project) Series 1990, AMT, (ABN AMRO Bank, N.V.
	LOC),
	2.360% 12/01/15**
	Virginia – 0.8%
4,500	Fredericksburg, Virginia Industrial Development Authority Multi-Family	4,500
	Housing Revenue, (Forest Village Apartments Project) Series 2001A-1,
	AMT, (SunTrust Bank LOC),
	2.340% 01/01/33**
3,925	Madison County, Virginia Industrial Development Authority Revenue,	3,925
	(Madison Wood Preservers Project) Series 1998, AMT, (Wachovia Bank
	of North Carolina N.A. LOC),
	2.340% 06/01/13**#
9,250	Prince William County, Virginia IDR, (Dale Scott Corporation Project) Series	9,250
	2001, AMT, (First Union National Bank LOC),
	2.340% 12/01/21**
2,000	Richmond, Virginia Redevelopment	2,000
	& Housing Authority, Tobacco Row Revenue, Series B-3, (Bayerische
	Landesbank GIC),
	2.350% 10/01/24**
4,750	Richmond, Virginia Redevelopment	4,750
	& Housing Authority, Tobacco Row Revenue, Series B-5, (Bayerische
	Landesbank GIC),
	2.350% 10/01/24**
10,660	Richmond, Virginia Redevelopment	10,660
	& Housing Authority, Tobacco Row Revenue, Series B-7, (Bayerische
	Landesbank GIC),
	2.350% 10/01/24**
3,105	Virginia Port Authority, Commonwealth Port Funding Revenue, Series	3,105
	PT-2662 (FSA Insured, Merrill Lynch Capital Services Liquidity Facility),
	2.350% 07/01/24**#
4,000	Westmoreland County, Virginia Industrial Development Authority,	4,000
	Economic Development Revenue, (Second Development LLC Project)
	Series 2003, AMT, (Wells Fargo Bank N.A. LOC),
	2.400% 08/01/19**
		42,190
	Washington – 2.1%
4,180	Central, Washington University System Revenue, Series 2004, (FGIC	4,180
	Insured, Citigroup Global Market Liquidity Facility),
	2.320% 05/01/21**#
1,345	Goat Hill Property, Washington Lease Revenue, (MBIA GO of County,	1,345
	Citigroup Global Market LIQ),
	2.320% 12/01/23**#
3,370	King County, Washington Housing Authority Revenue, (Auburn Court	3,370
	Apartments Project) Series 1997, AMT, (US Bank N.A. LOC),
	2.320% 12/01/27**
5,595	King County, Washington Sewer Revenue, Series 2003, (FGIC Insured,	5,595
	Citigroup Global Market Liquidity Facility),
	2.320% 01/01/20**#

2,000	Pierce County, Washington Economic Development, (McFarland Cascade	2,000
	Project) Series 1996, AMT, (U.S. Bank N.A. LOC),
	2.400% 12/01/17**
995	Port of Seattle, Washington Revenue, (FGIC Insured, Citibank N.A. LIQ),	995
	2.360% 04/01/16**#
4,320	Port of Seattle, Washington Revenue, Series 2003, AMT, (MBIA Insured,	4,320
	Merrill Lynch Capital Services SBPA),
	1.660% 07/01/11**^^
2,875	Port Seattle, Washington Revenue, MT-139, (FGIC Insured, BNP Paribas	2,875
	LIQ FAC),
	2.360% 09/01/12**
11,250	Seattle, Washington Housing Authority Revenue, (Rainier Vista Project	11,250
	Phase I) Series 2003, AMT, (Key Bank N.A. LOC),
	2.380% 12/01/36**
2,395	Seattle, Washington Housing Authority, Lower Income Housing	2,395
	Assistance Revenue, (Bayview Manor Project) Series 1994B, (U.S. Bank
	of Washington LOC),
	2.350% 05/01/19**
6,060	Tacoma, Washington Convention Center and Parking Revenue, Series	6,060
	2004, (MBIA Insured, Merrill Lynch Capital Services SBPA),
	2.310% 12/01/24**#
5,135	Washington State GO, Series 2003, (FSA Insured, Citigroup Global Market	5,135
	Liquidity Facility),
	2.320% 07/01/19**#
1,950	Washington State Health Care Facility Authority Revenue, (Sisters of	1,950
	Providence Project) Series 1995, (AMBAC Insured),
	2.400% 12/01/15**
13,600	Washington State Housing Finance Commission, Multi-Family Housing	13,600
	Revenue, (Mallard Lakes Apartments Project) Series 2002A, AMT, (PNC
	Bank N.A.),
	2.400% 05/15/35**
8,300	Washington State Housing Finance Commission, Multi-Family Mortgage	8,300
	Revenue, (Inglenook Court Project) Series 1995, AMT,
	2.350% 07/01/25**
5,240	Washington State Housing Finance Community Multi-Family Housing	5,240
	Revenue, (Pacific Crest Apartments Project) Series 1995, AMT, (Bank of
	America LOC),
	2.410% 04/01/34**#
1,350	Washington State Housing Finance Community Multi-Family Revenue,	1,350
	(Pacific Inn Apartments Project) Series 1996A, AMT, (U.S. Bank N.A.
	LOC),
	2.400% 05/01/28**
2,885	Washington State Housing Finance Community Multi-Family Revenue,	2,885
	(Rosemont Apartments Project) Series 2003A, AMT, (Umpqua Bank LOC,
	Bank of the West LOC),
	2.630% 10/01/36**
2,000	Washington State Housing Finance Community Multi-Family Revenue,	2,000
	(Sherwood Springs Apartments Project) Series 1997A, AMT, (U.S. Bank
	N.A. LOC),
	2.400% 09/01/27**
6,000	Washington State Public Power Supply System Nuclear Project Number 3	6,000
	Revenue, Series 1990, (MBIA-IBC Insured),
	0.000% 07/01/05~
2,935	Washington State, GO, Series D,	2,944
	3.000% 01/01/06
9,045	Washington State, Housing Finance Commission, Mullti-Family Revenue,	9,045
	(Columbia Heights Project), Series A, AMT, (Wells Fargo Bank N.A. LOC),
	2.630% 10/01/39**
3,120	Washington State, Motor Vehicle Fuel Tax Revenue, Series 1995D, DD-15	3,145
	and R-95,
	7.000% 09/01/05
		105,979
	West Virginia – 0.7%
7,435	Beckley, West Virginia Revenue Refunding, (Beckley Water Company	7,435
	Project) Series 2003, AMT, (Bank One West Virginia LOC),
	2.470% 10/01/16**#
7,680	Harrison County, West Virginia Board of Education, Merlots, Series 2005,	7,680
	(First Union National LIQ),
	2.500% 05/01/07**#

1,300	Marion County, West Virginia County Commission Solid Waste Disposal	1,300
	Facility Revenue, (Grantown Project) Series 1990C, AMT, (National
	Westminster LOC),
	2.320% 10/01/17**
1,000	Mercer County, West Virginia IDR Refunding, (Noland Company Project)	1,000
	Series 1989, (First Union National Bank LOC),
	2.530% 05/01/06**#
7,055	Pleasants County, West Virginia County Commission IDR, (Simex, Inc.	7,055
	Building Project) Series 1999, AMT, (PNC Bank, N.A. LOC),
	2.390% 12/01/19**#
5,000	Putnam County, West Virginia Solid Waste Disposal Revenue, (Toyota	5,000
	Motor Manufacture Project) Series 2000A, AMT,
	2.280% 04/01/30**
2,555	West Virginia Public Energy Authority Revenue, (Morgantown Energy	2,555
	Project) Series 1998, (FSA Insured, BNP Paribas SBPA),
	2.370% 07/01/08**#
2,350	West Virginia, University Revenue, (FGIC Insured),	2,350
	2.320% 10/01/24**#
		34,375
	Wisconsin – 1.9%
3,135	Marathon City, Wisconsin Redevelopment Authority IDR, (Maratech Calvin	3,135
	Frost Project) Series 2003, AMT, (Fifth Third Bank LOC),
	2.630% 10/01/35**
2,940	Menomonee Falls, Wisconsin Industrial Development Authority IDR, (Jema,	2,940
	LLC Project) Series 1994, AMT, (Bank One Milwaukee, N.A. LOC),
	2.470% 09/01/14**#
1,500	Oconomowoc, Wisconsin, Community Development Authority, Multi-Family	1,500
	Revenue, (Oconomowoc LLC Project), AMT, (LaSalle Bank N.A. LOC),
	2.400% 12/01/44**
1,200	Oconto, Wisconsin, IDR, (Unlimited Services of Wisconsin Project) Series	1,200
	2000, (U.S. Bank N.A. LOC),
	2.500% 11/01/12**#
800	Park Falls, Wisconsin IDR, (Weather Shield Project) Series 2000, AMT,	800
	(Bank One Wisconsin LOC),
	2.470% 08/01/20**#
800	Pewaukee, Wisconsin IDR, (Gunner Press & Finishing Project) Series	800
	2000, AMT, (Bank One Wisconsin LOC),
	2.470% 09/01/20**#
2,800	Pleasant Prairie, Wisconsin IDR, (Nucon Corporation Project) Series 1995,	2,800
	AMT, (American National Bank & Trust Company LOC),
	2.400% 02/01/22**
2,000	Saukville Village, Wisconsin Community Development Authority, IDR,	2,000
	(Calibre Inc. Project) Series 2004, AMT, (US Bank N.A. LOC),
	2.450% 09/01/29**
3,400	Sheboygan, Wisconsin IDR, (Subco Foods of Wisconsin) Series 2002,	3,400
	(American National Bank & Trust LOC),
	2.520% 08/01/12**#
3,500	Whitewater, Wisconsin IDR, (Husco Internatinal Incorporate Project)	3,500
	Series 1997, AMT, (LaSalle Bank N.A.)
	2.370% 12/01/12**
15,000	Wisconsin Housing & Economic Development Authority, Homeownership	15,000
	Revenue, Series C, (GO of Authority Insured, Lloyds TSB Bank plc SpA),
	2.330% 03/01/28**
12,000	Wisconsin Housing & Economic Development Authority, Homeownership	12,000
	Revenue, Series C, (GO of Authority Insured, Lloyds TSB Bank plc SpA),
	2.330% 09/01/33**
10,350	Wisconsin Housing & Economic Development Authority, Homeownership	10,350
	Revenue, Series D, (GO of Authority Insured, Dexia Credit Local SpA),
	2.290% 09/01/35**
12,000	Wisconsin School Districts Cash Flow Management Program, Certificates	12,035
	of Participation, Series 2004A-1, (US Bank N.A. LOC),
	3.000% 09/20/05
3,465	Wisconsin State GO, Series 2004, (FSA Insured, Merrill Lynch Capital	3,465
	Services SPA),
	2.310% 05/01/10**#

5,000	Wisconsin State Health & Educational Facilities Authority Revenue, Series		5,000
	2003, (MBIA Insured),
	2.310% 08/15/23**#
17,160	Wisconsin State, Health & Educational Facilities Authority Revenue,		17,160
	Series 2003, (MBIA Insured),
	2.150% 08/15/19**^^
			97,085
	Wyoming – 0.7%
14,200	Lincoln County, Wyoming PCR, (Exxon Project) Series 1987A, AMT, (GTY		14,200
	AGMT),
	2.380% 07/01/17**
19,300	Lincoln County, Wyoming PCR, (Exxon Project) Series 1987B, AMT,		19,300
	(Exxon Corporation Guarantee),
	2.380% 07/01/17**
			33,500
	TOTAL Municipal bonds and notes (Cost $4,742,027)		4,742,027

	Total Investments (Cost $5,099,737) (a)	101.7%	5,099,737

	Total Other Assets And Liabilities (Net)	(1.7)%	(83,151)

	Net Assets	100.0%	$5,016,586

Notes to Investment Portfolio:

* Securities Valuation

Securities are valued on the basis of amortized cost, which approximates current market value.  Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

(a) Cost for federal tax purposes is $5,099,737.

~ Zero coupon bond.

** Variable rate security.  The interest rate shown reflects the rate as of June 30, 2005.

# Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $1,015,900, which represents 20.3% of net assets.

^^ Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Fund has valued the investment.  Illiquid securities are valued at amortized costs, which approximates the fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.  At June 30, 2005, these securities amounted to $124,831, which represents 2.5% of net assets.

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.

FHLB	Federal Home Loan Bank
FHLMC	Insured by Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Co.
GO	General Obligation
IDR	Industrial Development Revenue
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SpA	Standby Purchase Agreement
SBPA	Standby Bond Purchase Agreement
PUTTERS	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates

Nations Money Market Funds

Nations Money Market Reserves

Statement of Net Assets	June 30, 2005 (unaudited)

Principal
Amount		Value*
(000)		(000)

	Asset-backed securities – 1.7%
	Asset-backed - Other – 1.7%
$42,500	Davis Square Funding, Ltd., Series 2003-1A, Class A1E,	$42,500
	3.306%! 10/16/38!!^^
59,055	G-Force CDO, Ltd., Series 2002-1A, Class A1MM,	59,055
	3.394%! 06/25/22!!^^
50,000	Phoenix-Mistic CBO, Ltd., Series 2002-1A, Class A1A,	50,009
	3.489%! 03/15/06!!^^
50,000	Winston Funding Ltd., Series 2003-1, Class A1MB,	50,000
	3.201%! 04/23/09!!^^
	TOTAL Asset-backed securities (Cost $201,564)	201,564

	Bank obligations – 16.6%
	Certificates of deposit - Euro – 4.3%
100,000	Barclays Bank plc	100,000
	3.350% 10/14/05
75,000	Calyon	75,001
	3.105% 11/14/05
150,000	Calyon	150,000
	3.270% 11/30/05
105,000	Landesbank Hessen-Thuringen GZ	105,000
	3.250% 02/17/06
80,000	Unicredito Italiano Lon	80,000
	3.445% 11/14/05
		510,001
	Certificates of deposit - Yankee – 12.3%
200,000	Banque National De Paris, (London)	200,000
	3.250% 11/25/05
300,000	Barclays Bank plc	300,000
	3.230% 08/24/05
150,000	Barclays Bank plc (New York)	150,000
	3.310% 09/06/05
75,000	BNP Paribas (New York Branch)	75,000
	3.300% 09/12/05
100,000	Canadian Imperial Bank Commerce, (New York)	100,000
	2.800% 12/16/05
102,000	Credit Suisse First Boston, (New York)	101,999
	3.240%! 09/20/05!!
50,000	Credit Suisse First Boston, (New York)	50,000
	2.445% 10/07/05
75,000	Credit Suisse First Boston, (New York)	75,000
	2.750% 11/14/05
75,000	HBOS Treasury Services, (New York)	75,000
	3.130% 09/09/05
75,000	HBOS Treasury Services, (New York)	75,000
	3.290% 03/15/06
75,000	HBOS Treasury Services, (New York)	75,000
	3.370% 03/20/06
100,000	Toronto Dominion Bank, (New York)	99,995
	2.350% 09/08/05
100,000	Unicredito Italiano, (New York)	99,995
	2.365% 09/12/05
		1,476,989
	TOTAL Bank obligations (Cost $1,986,990)	1,986,990

	Corporate obligations – 55.7%
	Commercial paper – 33.3%
100,000	Amstel Funding Corporation	99,299
	Discount Note 09/15/05#
5,000	Atlantis One Funding	4,993
	Discount Note 07/18/05#
97,545	Atlantis One Funding	97,097
	Discount Note 08/22/05#
151,200	Bavaria TRR Corporation	151,200
	Discount Note 07/01/05
300,000	Bavaria TRR Corporation	299,984
	Discount Note 01/06/06
168,400	Bavaria Universal Funding	168,193
	Discount Note 07/15/05#
100,000	Cafco LLC	99,854
	Discount Note 07/18/05#
250,000	Calyon North America Inc.	248,800
	Discount Note 08/24/05
74,500	Charta LLC	74,469
	Discount Note 07/06/05#
100,000	Citibank Credit Card Issuance Trust	99,393
	Discount Note 09/06/05
94,800	Concord Minutemen Capital Company	93,838
	Discount Note 10/19/05
101,770	Concord Minutemen Capital Company	100,522
	Discount Note 11/09/05
97,500	CRC Funding LLC	97,443
	Discount Note 07/08/05#
74,000	Crown Point Capital Company	73,112
	Discount Note 11/08/05
100,000	Curzon Funding LLC	99,242
	Discount Note 09/20/05
199,000	Dresdner US Finance Inc.	198,288
100,000	Discount Note 08/10/05 Fairway Finance Corporation	99,308
	Discount Note 09/14/05
32,500	FCAR Owner Trust I	32,282
	Discount Note 09/15/05
50,000	FCAR Owner Trust I	49,446
	Discount Note 11/08/05
45,000	Galaxy Funding Inc.	44,711
63,650	Discount Note 09/09/05 Galaxy Funding Inc.	63,161
	Discount Note 09/21/05
100,000	Georgetown Funding Company	99,825
	Discount Note 07/21/05#
100,000	Giro Balanced Funding Corporation	99,957
	Discount Note 07/06/05
54,439	Giro Balanced Funding Corporation	54,411
	Discount Note 07/07/05
65,000	Goldman Sachs Group, Inc.	64,830
	Discount Note 08/10/05
60,000	Lake Constance Funding LLC	59,622
	Discount Note 09/08/05
73,000	Lake Constance Funding LLC	72,505
	Discount Note 09/13/05
50,000	Landesbank Hessen-Thuringen	50,000
	3.300% 03/10/06
100,000	Morgan Stanley	100,000
	3.290%! 08/19/05!!
48,250	New Center Asset Trust	47,867
	Discount Note 09/23/05
100,000	Picaros Funding LLC	100,000
	Discount Note 07/01/05#
50,000	Picaros Funding LLC	49,419
	Discount Note 11/04/05#

25,000	Sigma Finance Inc.	24,659
	Discount Note 11/22/05
75,000	Silver Tower US Funding	74,440
	Discount Note 09/19/05
100,000	Silver Tower US Funding	99,242
	Discount Note 09/20/05
64,630	Solitaire Funding LLC	64,518
	Discount Note 07/21/05#
50,000	Surrey Funding Corporation	49,851
	Discount Note 08/04/05#
50,000	Surrey Funding Corporation	49,847
	Discount Note 08/05/05#
115,000	Surrey Funding Corporation	114,296
	Discount Note 09/06/05
70,000	Surrey Funding Corporation	69,566
	Discount Note 09/07/05
102,760	Surrey Funding Corporation	102,072
	Discount Note 09/12/05
49,500	Surrey Funding Corporation	49,108
	Discount Note 09/23/05
32,000	White Pine Finance LLC	31,999
	3.220%! 08/18/05!!
38,000	White Pine Finance LLC	37,999
	3.220%! 08/22/05!!
50,000	White Pine Finance LLC	49,997
	3.210%! 09/20/05!!
37,000	White Pine Finance LLC	36,997
	3.160%! 10/07/05!!
38,000	White Pine Finance LLC	37,997
	3.270%! 10/17/05!!
		3,985,659
	Corporate bonds and notes – 22.4%
40,000	Amer Express Bank FSB	40,000
	3.220%! 04/18/06!!
75,000	Canadian Imperial Bank (New York)	75,000
	2.955% 12/30/05
207,000	CC (USA) Inc.	206,977
	3.250%! 01/24/06!!#
69,500	Credit Suisse First Boston (New York)	69,504
	3.500%! 12/29/05!!
120,000	Dorada Finance, Inc.	119,986
	3.260%! 01/25/06!!#
140,000	Goldman Sachs Group	140,000
	3.270%! 09/13/07!!^^
100,000	Harrier Finance FDG LLC, MTN	99,990
	3.270%! 02/27/06!!
30,000	Harrier Finance Funding LLC	29,991
	3.275%! 05/22/06!!
50,000	Harrier Finance Funding LLC	49,999
	3.290%! 06/15/06!!
50,000	K2 (USA) LLC	49,998
	3.260%! 09/26/05!!#
183,000	K2 (USA) LLC	182,980
	3.170%! 01/17/06!!#
40,000	K2 (USA) LLC	40,005
	3.115%! 06/02/06!!
60,000	Links Finance LLC, MTN	60,000
	2.180% 07/15/05#
55,000	Merrill Lynch & Company	55,043
	3.354%! 05/25/06!!
41,500	Merrill Lynch & Company	41,608
	3.600%! 06/06/06!!
100,000	Morgan Stanley, MTN, Series C	100,000
	3.340%! 08/15/05!!
50,000	Premier Asset Collateralization LLC	50,000
	3.180%! 01/17/06!!#

44,247	Saturn Ventures II Inc.	44,247
	3.244%! 11/07/05!!
6,750	Schlitz Park Associates II LP	6,750
	3.450%! 12/01/21!!
98,000	Sedna Finance Inc.	98,000
	3.206%! 06/16/06!!
25,000	Sigma Finance Inc.	25,000
	3.205%! 09/12/05!!#
30,000	Sigma Finance Inc.	29,997
	3.200%! 11/14/05!!#
100,000	Sigma Finance Inc.	99,982
	3.120%! 01/17/06!!#
43,500	Sigma Finance Inc.	43,493
	3.160%! 02/15/06!!#
50,000	Sigma Finance Inc., MTN	49,999
	3.170%! 07/18/05!!#
115,000	SLM Corporation	115,056
	3.161%! 06/30/06!!#
11,990	SMM Trust, Series 2004-M	11,990
	3.255%! 01/10/06!!#
50,000	Stanfield Victoria LLC	49,993
	3.170%! 03/15/06!!#
100,000	Stanfield Victoria LLC	99,979
	3.280%! 06/26/06!!
50,000	Tango Finance Corporation	49,997
	3.175%! 01/10/06!!#
62,000	Tango Finance Corporation	62,006
	3.304%! 02/27/06!!#
52,000	Toyota Motor Credit Corporation	51,999
	3.095%! 07/21/05!!
30,000	Toyota Motor Credit Corporation	30,007
	3.244%! 09/09/05!!
75,000	Whistlejacket Capital LLC	74,988
	3.050%! 04/18/06!!#
55,000	Whistlejacket Capital LLC	54,991
	3.295%! 06/30/06!!
50,000	White Pine Finance LLC	49,990
	3.101%! 10/17/05!!#
16,000	White Pine Finance LLC	15,999
	3.280%! 10/25/05!!#
40,000	White Pine Finance LLC	39,996
	3.150%! 12/12/05!!#
20,000	White Pine Finance LLC	19,997
	2.810%! 12/20/05!!#
47,000	White Pine Finance LLC	46,997
	3.180%! 02/15/06!!#
50,000	White Pine Finance LLC	49,993
	3.150%! 03/10/06!!#
48,500	White Pine Finance LLC	48,493
	3.220%! 03/20/06!!#
		2,681,020
	TOTAL Corporate obligations (Cost $6,666,679)	6,666,679

	Extendable commercial notes – 5.4%
50,000	Capital One Multi-Asset	49,626
	0.000% 09/19/05^
88,500	Concord Minutemen Capital Company	88,500
	3.100% 07/01/05
307,823	Key Bank	307,823
	3.375% 07/01/05
200,000	Tulip Funding Corporation	198,877
	0.000% 09/01/05^
	TOTAL Extendable commercial notes (Cost $644,826)	644,826

	Funding agreements – 0.4%
50,000	GE Life Annuity	50,000
	3.470%! 06/08/06!!
	TOTAL Funding agreements (Cost $50,000)	50,000

	Mortgage-backed securities – 0.9%
	Commercial mortgage-backed securities – 0.9%
33,000	Aire Valley Mortgages, Series 2004-1A, Class 1A,	33,000
	3.260%! 09/20/05!!#
45,000	Permanent Financing plc, Series 6, Class A-1,	45,000
	3.190%! 09/10/05!!
25,511	Residential Mortgage Securities, Series 17A, Class A1,	25,511
	3.310%! 05/13/27!!#
	TOTAL Mortgage-backed securities (Cost $103,511)	103,511

	Municipal bonds and notes – 2.2%
	California – 0.2%
18,100	California Housing Finance Agency Revenue, Series 2000R, (AMBAC Insured, Westdeutsche Landesbank LOC, Bayerische Landesbank LOC, KBC Bank N.V. LOC),	18,100
	3.310%! 02/01/32!!
5,400	San Jose, California Financing Authority Lease Revenue, Series 2000C, (MBIA Insured, Morgan Guaranty Trust SpA),	5,400
	3.300%! 12/01/24!!
		23,500
	Colorado – 0.1%
9,820	Colorado Housing & Finance Authority, Taxable-Single Family, Class I-B1, (Dexia Credit LOC),	9,820
	3.320%! 11/01/34!!
1,300	Denver, Colorado City and County Airport Revenue Refunding, Series 2002D, (Societe Generale LOC),	1,300
	3.330%! 11/15/05!!
		11,120
	Connecticut – 0.1%
14,000	Connecticut State, Housing Finance Authority Revenue, Series 2001A-4, (AMBAC Insured, FHLB SBPA),	14,000
	3.310%! 05/15/32!!
	Florida – 0.2%
10,800	Florida Housing Finance Agency Revenue, Series 1993, (MBIA Insured, Westdeutsche Landesbank SBPA),	10,800
	3.320%! 01/01/34!!
8,350	Florida Housing Financing Corporation Revenue, Series 2002A, (AMBAC Insured, SBPA Dexia Credit Local),	8,350
	3.320%! 01/01/47!!
		19,150
	Maine – 0.8%
93,000	Portland Maine, Taxable-Pension Bonds, (Landesbank Hessen-Thuringen SpA),	93,000
	3.320%! 06/01/26!!
	Massachusetts – 0.1%
8,608	Massachusetts State Housing Finance Agency, Housing Revenue, Series 2004A, (FSA Insured, Dexia Credit Local SBPA),	8,608
	3.300%! 01/01/44!!
	New York – 0.5%
65,100	New York City, New York GO, Series 2001A-9, (FGIC Insured, FGIC SBPA),	65,100
	3.320%! 11/01/23!!
	Ohio – 0.1%
13,000	Ohio State, Air Quality Development Authority Revenue, Series 2004B, (ABN AMRO Bank N.V. LOC),	13,000
	3.320%! 06/01/24!!

	Texas – 0.1%
9,495	Texas State GO, Taxable Veterans Land, Series 2003, (State Street Bank and Trust Company SBPA),		9,495
	3.250%! 12/01/23!!
100	Texas State, GO, Series 1994A-2, (DEPFA Bank plc SBPA),		100
	3.300%! 12/01/33!!
			9,595
	Wisconsin – 0.0%+
5,000	Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Series 2004B, (GO of Authority, Westdeutsche Landesbank AG SpA),		5,000
	3.300%! 09/01/35!!
	TOTAL Municipal bonds and notes (Cost $262,073)		262,073

	Repurchase agreements – 9.1%
500,000	Repurchase agreement with Countrywide Home Loans, Inc. dated 06/30/05, due 07/01/05 at 3.460%, collateralized by FNMA and FMAC Notes with various maturities, market value $510,000 (repurchase proceeds $500,048)		500,000
200,000	Repurchase agreement with Credit Suisse First Boston Corporation dated 06/30/05, due 07/01/05 at 3.470%, collateralized by certificates of deposit and commercial paper with various maturities, market value $204,002 (repurchase proceeds $200,019)		200,000
91,930	Repurchase agreement with Dresdner Kleinwort Benson, N.A. LLC dated 06/30/05, due 07/01/05 at 3.320%, collateralized by a FNMA Note maturing on 12/28/06, market value $93,770 (repurchase proceeds $91,938)		91,930
100,000	Repurchase agreement with Goldman Sachs & Company dated 06/30/05, due 07/01/05 at 3.440%, collateralized by U.S. Treasury Bonds and Notes with various maturities, market value $102,000 (repurchase proceeds $100,010)		100,000
200,000	Repurchase agreement with Merrill Lynch Government Securities Inc. dated 06/30/05, due 07/01/05 at 3.450%, collateralized by commercial paper with various maturities, market value $204,000 (repurchase proceeds $200,019)		200,000
	TOTAL Repurchase agreements (Cost $1,091,930)		1,091,930

	Time Deposit – 1.7%
200,000	Deutsche Bank Securities, Inc. (Cost $200,000)		200,000

	U.S. Government and agency obligations – 10.1%
	Federal Home Loan Bank (FHLB) – 4.3%
65,000	3.000%! 07/26/05!!		64,999
50,000	3.040%! 08/02/05!!		49,999
75,000	3.045%! 08/02/05!!		75,000
275,000	3.245%! 09/08/05!!		274,972
50,000	3.005%! 10/03/05!!		49,995
			514,965
	Federal Home Loan Mortgage Corporation (FHLMC) – 1.2%
150,000	3.335%! 09/09/05!!		150,000
	Federal National Mortgage Association (FNMA) – 4.6%
100,000	3.005%! 07/06/05!!		99,999
350,000	3.220%! 09/06/05!!		349,962
100,000	2.990%! 10/03/05!!		99,983
			549,944
	TOTAL U.S. Government and agency obligations (Cost $1,214,909)		1,214,909

	Total Investments (Cost $12,422,482) (a)	103.8%	12,422,482

	Total Other Assets And Liabilities (Net)	(3.8)%	(451,931)

	Net Assets	100.0%	$11,970,551

Notes to Investment Portfolio:

* Securities Valuation

Securities are valued on the basis of amortized cost, which approximates current market value.  Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

Repurchase agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the obligation of the Fund to resell, the underlying debt obligation at an agreed-upon price and date, thereby determining the yield during the Fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period. The value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period the Fund seeks to assert its right. The Fund’s investment adviser, under the oversight of the Board of Trustees, monitors the value of collateral received as well as the creditworthiness of those banks and dealers with which the Fund enter into repurchase agreements to evaluate potential risks.

(a) Cost for federal tax purposes is $12,422,482.

! Variable/Floating rate security.  The interest rate shown reflects the rate as of June 30, 2005.

!! Reset date.  Interest rates reset either daily, weekly, monthly, or quarterly.

+ Amount represents less than 0.01%.

# Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $2,667,226, which represents 22.3% of net assets.

^ Zero coupon bond.

^^ Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Fund has valued the investment.  Illiquid securities are valued at amortized costs, which approximates the fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.  At June 30, 2005, these securities amounted to $341,564, which represents 2.9% of net assets.

Acronym	Name
AMBAC	Ambac Assurance Corp.
FHLB	Federal Home Bank
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GO	General Obligation
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
MTN	Medium-Term Note
SpA	Standby Purchase Agreement
SBPA	Standby Bond Purchase Agreement

Nations Money Market Funds

Nations New York Tax Exempt Reserves

Statement of Net Assets	June 30, 2005 (unaudited)

Principal
Amount		Value*
(000)		(000)
	Corporate obligations – 2.1%
	Commercial paper – 2.1%
$1,000	New York City Municipal Water	$1,000
	2.130% 07/14/05
1,000	New York City Municipal Water	1,000
	2.150% 07/14/05#
1,400	New York City Municipal Water	1,400
	2.580% 08/10/05
	TOTAL Corporate obligations
	(Cost $3,400)	3,400

	Municipal bonds and notes – 97.3%
	New York – 92.0%
7,025	Albany, New York Industrial Development Agency Civic Facility Revenue,	7,025
	(Daughters of Sarah Housing Project) Series 2001A, (Troy Savings Bank
	LOC, KeyBank N.A. LOC),
	2.350% 03/01/31**
100	Auburn, New York, City School District, GO, (FGIC Insured),	101
	4.550% 12/01/05
2,000	Dutchess County, New York Industrial Development Agency, Civic	2,000
	Facilities Revenue, (Marist College) Series A, (Bank of New York LOC),
	2.280% 07/01/35**
3,000	East Farmingdale Volunteer Fire Company Income New York Revenue,	3,000
	(Volunteer Fire Department Project), Series 2002, (Citibank N.A. LOC),
	2.290% 11/01/22**
790	Erie County, New York Industrial Development Agency Civic Facilities	790
	Revenue, (DePaul Community Facilities, Inc. Project) Series 1996,
	(KeyBank of New York, N.A. LOC),
	2.370% 11/01/16**#
3,000	Erie County, New York, Revenue Anticipation Notes, (Citigroup Global	3,001
	Markets LOC),
	3.000% 07/13/05
8,105	Forest City, New Rochelle, New York, Revenue Certificate, Series 2003,	8,105
	(JPMorgan Chase Bank LOC),
	2.300% 06/01/11**#
185	Great Neck, New York, Water Authority, Water Systems Revenue, Series	185
	A, (FGIC Insured),
	2.350% 01/01/20**
1,800	Hempstead, New York Industrial Development Agency, IDR Refunding,	1,800
	(Trigen-Nassau Energy Corporation Project) Series 1998, AMT, (Societe
	Generale LOC),
	2.360% 09/15/15**
700	Jay Street Development Corporation New York, Certificate Facility Lease	700
	Revenue, (New York City Jay Street Project) Series 2001, (Toronto
	Dominion Bank LOC),
	2.240% 05/01/21**
500	Jay Street Development Corporation New York, Certificate Facility Lease	500
	Revenue, Series 2003A-1, (Depfa Bank plc LOC),
	2.240% 05/01/22**
1,000	Jay Street Development Corporation New York, Certificate Facility Lease	1,000
	Revenue, Series 2003A-3, (Depfa Bank plc LOC),
	2.180% 05/01/22**
5,210	Jay Street Development Corporation, Facilities Lease Revenue, Series A,	5,210
	2.210% 05/01/22**
4,280	Liberty, New York, Development Corporation Revenue, (Greenwich	4,280
	Realty LLC Project), (Wells Fargo Bank N.A. LOC),
	2.190% 12/01/39**

1,100	Long Island, New York Power Authority, Electric Systems Revenue,	1,100
	Series 1998-2A, (Westdeutsche Landesbank Girozentrale LOC, State
	Street Bank & Trust Company LOC),
	2.200% 05/01/33**
1,550	Long Island, New York Power Authority, Electric Systems Revenue,	1,550
	Series 1998-2B, (Bayerische Landesbank LOC),
	2.210% 05/01/33**
1,200	Long Island, New York Power Authority, Electric Systems Revenue, Series E,	1,200
	2.150% 12/01/29**
160	Manhasset, New York Unified Free School District GO, Series 2004,	161
	(FGIC Insured, State Aid Withholding),
	3.250% 09/15/05
150	Middletown, New York, City School District, GO, Series A,	150
	2.500% 11/01/05
3,530	Monroe County, New York Industrial Development Agency, Civic Facilities	3,530
	Revenue, (Hillside Children’s Center Project) Series 1998, (KeyBank N.A. LOC),
	2.370% 08/01/18**#
400	Monroe County, New York Industrial Development Agency, Civic Facilities	400
	Revenue, (St. Ann’s Home For Aged Project) Series 2000, (HSBC Bank
	USA LOC),
	2.240% 07/01/30**
2,900	Monroe County, New York Industrial Development Agency, Civic Facilities	2,900
	Revenue, (St. Ann’s Home Company Project) Series 2000, (HSBC Bank
	USA LOC),
	2.240% 07/01/30**
7,000	Nassau County, New York Interim Finance Authority, (Sales Tax	7,000
	Secondary Project) Series 2002B, (FSA Insured, PARIBAS BNP-SpA),
	2.170% 11/15/22**
540	New York City, New York GO, Pre-refunded Series E, (MBIA Insured),	543
	8.000% 08/01/05
1,460	New York City, New York GO, Un-refunded Balanced Series E, (MBIA	1,467
	Insured),
	8.000% 08/01/05
1,600	New York City, New York Transitional Finance Authority Revenue, Series	1,600
	1998A, (Credit Local De France, Morgan Guaranty Trust Company of
	New York, Bank of Nova Scotia SBPA)
	2.230% 11/15/27**
600	New York City, New York, Housing Development Corporation, Multi-Family	600
	Revenue, (First Avenue Development Project), Series A, AMT, (Fannie Mae),
	2.250% 10/15/35**
1,500	New York Metropolitan Transitional Authority Revenue, Series 2003,	1,500
	(AMBAC Insured, Merrill Lynch Capital Services SBPA),
	1.630% 11/15/10**^^
2,170	New York Sales Tax Asset Receivable Revenue, Series 2004, (MBIA	2,170
	Insured, West Landesbank AG SpA),
	2.310% 10/15/29**
50	New York State Dormitory Authority Revenue Insured, (Barnard College	50
	Project) Series 1996, (AMBAC Insured),
	5.000% 07/01/05
2,000	New York State Dormitory Authority Revenues, (AMBAC-TCRS Insured,	2,000
	Merrill Lynch Capital Services LIQ FAC),
	2.850% 05/15/07**
300	New York State Dormitory Authority Revenues, (Yeshiva University	300
	Project) Series 1998, (FSA Insured),
	4.250% 07/01/05
2,000	New York State Dormitory Authority Revenues, Non State Supported	2,000
	Debt, Series C, (CIFG Insured, Depfa Bank plc SpA),
	2.250% 07/01/31**
1,000	New York State GO, Power Authority Revenue and General Purpose,	1,000
	Series 1985, (First Union National Bank LOC, Bank of Nova Scotia LOC,
	Toronto Dominion Bank LOC),
	2.150% 03/01/20
1,700	New York State GO, Series 2000B, (Dexia Credit Local de France LOC),	1,700
	Mandatory Put 08/07/03 @ 100,
	1.580% 03/15/30
9,800	New York State Housing Finance Agency Revenue, (North End Avenue	9,800
	Housing Project) Series 2004A, (Landesbank Hessen-Thuringen LOC),
	2.310% 11/01/37**

450	New York State Housing Finance Agency Revenue, (South Cove Plaza	450
	Project), Series 1999A, (FHLMC LOC),
	2.400% 11/01/30**
800	New York State Housing Finance Agency Revenue, Series 2002-A, AMT,	800
	(KeyBank N.A. LOC),
	2.270% 11/01/35**
1,900	New York State Local Assistance Corporation Revenue, Series 1993,	1,900
	(Bayerische Landesbank Girozentrale LOC, Westdeutsche Landesbank
	Girozentrale LOC),
	2.200% 04/01/22**
2,600	New York State Tollway Authority General Revenue, BAN, Series 2004A,	2,602
	2.250% 10/06/05
5,950	New York State Tollway Authority Second General Highway and Bridge	5,950
	Trust Fund, Series 2004, (AMBAC Insured, Merrill Lynch Capital Services
	SBPA),
	2.310% 04/01/12**#
500	New York State, Dormitory Authority Revenue, (Leake & Watts Services	500
	Inc. Project), (MBIA Insured),
	3.000% 07/01/05
2,000	New York State, Dormitory Authority, Revenue, (New York University	2,000
	Project), Series A, (AMBAC Insured),
	5.250% 07/01/05
2,300	New York State, Environmental Facilities Corporation, Solid Waste	2,300
	Disposal Revenue, (GE Electric Company Project),
	2.410% 10/01/11**
1,000	New York State, Environmental Facilities Corporation, Solid Waste	1,000
	Disposal Revenue, (Waste Management Inc. Project) Series 2002B, AMT,
	(JPMorgan Chase Bank LOC),
	2.260% 05/01/19**
500	New York State, Housing Finance Agency Revenue, (Chelsea	500
	Apartments Project) Series 2003A, AMT, (FNMA Liquidity Facility),
	2.450% 11/15/36**
350	New York Triborough Bridge & Tunnel Authority Revenue, Series 2001B,	350
	(AMBAC Insured, State Street Bank & Trust Company SBPA),
	2.230% 01/01/32**
1,500	New York Triborough Bridge Tunnel Authority Revenue Refunding, Series	1,500
	2002C, (AMBAC Insured, Westdeutsche Landesbank Liquidity Facility),
	2.190% 01/01/33**
4,000	New York, Metropolitan Transportation Authority, Transportation Facilities	4,000
	Revenue, Series J, (FGIC Insured),
	9.100% 07/01/05
1,100	New York, New York City Housing Development Corporate Multi-Family	1,100
	Revenue, (Manhattan Court Development Project), Series 2004A, AMT,
	(Citibank N.A. LOC),
	2.260% 06/01/36**
1,200	New York, New York City Housing Development Corporation Multi-Family	1,200
	Rent Housing Revenue, (Brittany Development Project) Series 1999, AMT,
	(FNMA Collateral Agreement),
	2.250% 06/15/29**
2,850	New York, New York City Housing Development Corporation, Multi-Family	2,850
	Rent Housing Revenue, Series 2001A,
	2.250% 11/15/31**
590	New York, New York City Housing Development Corporation, Multi-Family	590
	Revenue, (Atlantic Court Apartments Project) Series 2003A, (HSBC Bank
	U.S.A. LOC),
	2.250% 12/01/36**
10,500	New York, New York City Housing Development Corporation, Multi-Family	10,500
	Revenue, Series 2003, (HSBC Bank USA LOC),
	2.200% 12/01/36**
3,800	New York, New York City Municipal Water Financing Authority, Water	3,800
	and Sewer System Revenue, Series 2002C-2, (Toronto Dominion Bank
	SBPA, Bank of Nova Scotia Liquidity Facility),
	2.220% 06/15/18**
800	New York, New York City Transitional Finance Authority, Series	800
	2002-1A, (Landesbank Hessen-Thuringen Liquidity Facility),
	2.230% 11/01/22**

1,900	New York, New York City Transitional Finance Authority, Series 2003,	1,900
	(MBIA-IBC Insured, Lloyds TSB Bank plc SBPA),
	1.670% 11/01/08**^^
400	New York, New York City Transitional Finance Authority, Sub-Series	400
	2002C, (New York SBPA),
	2.230% 11/01/22**
2,750	New York, New York City Transitional Finance Authority, Sub-Series	2,750
	2002F, (Bayerische Landesbank Liquidity Facility),
	2.260% 11/01/22**
400	New York, New York City Trust Cultural Research Revenue, (Pierpont	400
	Morgan Libor Project) Series 2004, (JPMorgan Chase Bank LOC),
	2.250% 02/01/34**
300	New York, New York GO, Series 1994,	300
	2.230% 08/15/24**
2,150	New York, New York GO, Series 2003A, (Bank of Nova Scotia LOC),	2,150
	2.180% 08/01/31**
250	New York, New York GO, Series 2004C-3, (CIFG Insured, Depfa Bank	250
	plc SBPA),
	2.300% 08/15/29**
1,580	New York, New York, Pre-refunded, GO, Series A-1,	1,602
	6.625% 08/01/25
980	Newburgh, New York, Industrial Development Agency, Multi-Family	980
	Housing Revenue, AMT, (SpA - Merrill Lynch Capital Services LOC),
	2.410% 07/01/41**#
965	Oneida County, New York Industrial Development Agency Revenue,	965
	(Hamilton College Civic Facility Project) Series 2002, (MBIA Insured, Bank
	of New York SBPA),
	2.350% 09/15/32**
1,520	Port Authority New York and New Jersey, Series 2003, (AMBAC GO of	1,520
	Authority, Citigroup Global Market Liquidity Facility),
	2.360% 12/15/32**#
2,665	Port Authority New York and New Jersey, Series 2004, (MBIA Insured,	2,665
	Merrill Lynch Capital Services SBPA),
	2.330% 11/01/16**#
995	Sales Tax Asset Receivable Corporation, New York, Revenue, Putters -	995
	Series 688, (MBIA Insured),
	2.310% 10/15/12**#
3,900	Syracuse, New York Industrial Development Agency, IDR, (Byrne Dairy	3,900
	Income Facility Project) Series 1988, AMT, (Chase Manhattan Bank LOC),
	2.450% 08/01/08**#
710	Tompkins County, New York Industrial Development Agency Revenue,	710
	(Care Community Kendal Ithaca Project) Series 2000, (Wachovia Bank
	N.A. LOC),
	2.280% 06/01/25**
1,150	Triborough Bridge and Tunnel Authority New York Revenue, Series 2002,	1,150
	(MBIA Insured, Merrill Lynch Capital Services SBPA),
	2.310% 05/15/10**#
1,500	Triborough Bridge and Tunnel Authority New York Revenue, Series F,	1,500
	(ABN Amro Bank N.V. SpA),
	2.230% 11/01/32**
1,000	Triborough Bridge and Tunnel Authority New York Revenues, Series	1,000
	2001, (AMBAC Insured, Bayerische Landesbank SBPA),
	2.230% 01/01/32**
1,080	Westchester County, New York Industrial Development Agency Civic	1,080
	Facility Revenue, (Westchester Jewish Project) Series 1998, (Chase
	Manhattan Bank LOC),
	2.360% 10/01/28**#
		151,327
	Puerto Rico – 5.3%
2,960	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue,	2,960
	Series A, (FSA Surety Bond Insured),
	9.000% 07/01/09
1,500	Puerto Rico Commonwealth GO, Series 2001, (FSA Insured, Bank of New	1,500
	York Liquidity Facility),
	2.300% 07/01/27#
2,900	Puerto Rico Commonwealth Infrastructure Financing Authority, Series	2,900
	Z-6, (FGIC Insured, Goldman Sachs LIQ FAC),
	2.380% 06/26/37**

400	Puerto Rico Electric Power Authority Power Revenue Refunding, Series		400
	1995W, (MBIA Insured),
	6.500% 07/01/05
1,000	Puerto Rico Electric Power Authority Power Revenue, Series W,		1,037
	6.500% 07/01/06
			8,797

	TOTAL Municipal bonds and notes
	(Cost $160,124)		160,124

	Total Investments
	(Cost $163,524) (a)	99.4%	163,524

	Total Other Assets And Liabilities (Net)	0.6%	1,057

	Net Assets	100.0%	$164,581

Notes to Investment Portfolio:

* Securities Valuation

Securities are valued on the basis of amortized cost, which approximates current market value.  Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

(a) Cost for federal tax purposes is $163,524.

** Variable rate security.  The interest rate shown reflects the rate as of June 30, 2005.

# Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $33,165, which represents 20.2% of net assets.

^^ Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Fund has valued the investment.  Illiquid securities are valued at amortized costs, which approximates the fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.  At June 30, 2005, these securities amounted to $3,400, which represents 2.1% of net assets.

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.

INVESTMENT PORTFOLIO

June 30, 2005 (Unaudited)	Nations Convertible Securities Fund

		Par ($)	Value ($)*
Convertible Bonds – 66.7%
CONSUMER DISCRETIONARY – 10.2%
Advertising – 1.0%
Lamar Advertising Co.	2.875% 12/31/10	14,795,000	15,141,499
	Advertising Total		15,141,499
Apparel Accessories & Luxury Goods – 0.3%
Kellwood Co.	3.500% 06/15/34(a)	4,625,000	4,104,965
	Apparel Accessories & Luxury Goods Total		4,104,965
Apparel Retail – 0.3%
Men’s Wearhouse, Inc.	3.125% 10/15/23	2,940,000	3,843,227
	Apparel Retail Total		3,843,227
Casinos & Gaming – 1.0%
Scientific Games Corp.	0.750% 12/01/24(a)	13,097,000	14,137,426
	Casinos & Gaming Total		14,137,426
Footwear – 0.4%
Reebok International Ltd.	2.000% 05/01/24	5,963,000	6,255,127
	Footwear Total		6,255,127
Home Builders – 0.4%
Beazer Homes USA, Inc.	4.625% 06/15/24(a)	3,945,000	5,279,593
	Home Builders Total		5,279,593
Hotels, Resorts & Cruise Lines – 2.2%
Fairmont Hotels & Resorts, Inc.
	3.750% 12/01/23(a)	6,952,000	7,449,902
	3.750% 12/01/23	5,803,000	6,218,611
Hilton Hotels Corp.	3.375% 04/15/23	14,803,000	17,741,988
	Hotels, Resorts & Cruise Lines Total		31,410,501
Internet & Catalog Retail – 1.6%
Amazon.com, Inc.	4.750% 02/01/09	23,637,000	22,630,773
	Internet & Catalog Retail Total		22,630,773
Movies & Entertainment – 3.0%
Liberty Media Corp.	3.250% 03/15/31	12,310,000	9,360,155
Lions Gate Entertainment Corp.
	3.625% 03/15/25	2,905,000	2,896,285
	2.938% 10/15/24(a)	5,850,000	6,446,466
	2.938% 10/15/24	1,630,000	1,796,195
	3.625% 03/15/25(a)	3,960,000	3,948,120
Playboy Enterprises, Inc.	3.000% 03/15/25(a)	5,000,000	4,797,150

1

		Par ($)	Value ($)
Convertible Bonds – (continued)
CONSUMER DISCRETIONARY – (continued)
Movies & Entertainment – (continued)
Walt Disney Co.	2.125% 04/15/23	12,835,000	13,215,814
	Movies & Entertainment Total		42,460,185
	CONSUMER DISCRETIONARY TOTAL		145,263,296
CONSUMER STAPLES – 1.0%
Household Products – 0.4%
Church & Dwight	5.250% 08/15/33(a)	4,915,000	6,541,177
	Household Products Total		6,541,177
Packaged Foods & Meats – 0.6%
AT&T Corp. – Liberty Media Group	3.500% 01/15/31(a)	7,255,000	6,408,486
Liberty Media Corp.	3.500% 01/15/31	1,975,000	1,744,557
	Packaged Foods & Meats Total		8,153,043
	CONSUMER STAPLES TOTAL		14,694,220
ENERGY – 4.7%
Oil & Gas Drilling – 1.3%
Pride International, Inc.
	3.250% 05/01/33(a)	13,900,000	16,633,296
	3.250% 05/01/33	1,880,000	2,249,683
	Oil & Gas Drilling Total		18,882,979
Oil & Gas Refining & Marketing & Transportation – 0.7%
Omi Corp.
	2.875% 12/01/24(a)	6,997,000	6,507,210
	2.875% 12/01/24	3,460,000	3,217,800
	Oil & Gas Refining & Marketing & Transportation Total		9,725,010
Oil & Gas Services – 2.7%
Cooper Cameron Corp.	1.500% 05/15/24	4,417,000	4,896,245
Halliburton Co.
	3.125% 07/15/23	8,745,000	12,086,027
	3.125% 07/15/23(a)	5,193,000	7,176,986
Hanover Compress Co.	4.750% 01/15/14	2,460,000	2,499,163
Schlumberger Ltd.	2.125% 06/01/23	10,830,000	12,249,380
	Oil & Gas Services Total		38,907,801
	ENERGY TOTAL		67,515,790
FINANCIALS – 5.8%
Consumer Finance – 2.7%
American Express Co.	1.850% 12/01/33(a)	14,385,000	14,638,032
Providian Financial Corp.	2.750% 03/15/16	15,780,000	19,531,695
Wells Fargo & Co.	2.960% 05/01/33	4,820,000	4,772,861
	Consumer Finance Total		38,942,588

2

		Par ($)	Value ($)
Convertible Bonds – (continued)
FINANCIALS – (continued)
Investment Banking & Brokerage – 0.4%
E*trade Group	6.000% 02/01/07	5,500,000	5,534,595
	Investment Banking & Brokerage Total		5,534,595
Life & Health Insurance – 0.3%
American Equity Investment Life Insurance Co.	5.250% 12/06/24(a)	3,488,000	3,870,564
	Life & Health Insurance Total		3,870,564
Multi - Sector Holdings – 0.4%
Leucadia National Corp.	3.750% 04/15/14(a)	5,770,000	5,825,392
	Multi - Sector Holdings Total		5,825,392
Other Diversified Financial Services – 0.7%
CapitalSource, Inc.	3.500% 07/15/34(a)	10,945,000	9,853,236
	Other Diversified Financial Services Total		9,853,236
Real Estate Investment Trusts (REITs) – 1.3%
Host Marriott Corp.	3.250% 04/15/24(a)	17,040,000	18,751,668
	Real Estate Investment Trusts (REITs) Total		18,751,668
	FINANCIALS TOTAL		82,778,043
HEALTH CARE – 17.2%
Biotechnology – 5.8%
Amylin Pharmaceuticals	2.500% 04/15/11(a)	6,965,000	6,321,782
Cephalon, Inc.	2.500% 12/15/06	3,950,000	3,851,922
Cubist Pharmaceuticals	5.500% 11/01/08	7,820,000	7,296,373
CV Therapeutics, Inc.	2.000% 05/16/23	4,855,000	4,053,634
Dov Pharmaceutical, Inc.	2.500% 01/15/25(a)	2,500,000	2,433,425
Genzyme Corp.
	1.250% 12/01/23(a)	9,570,000	9,944,665
	1.250% 12/01/23	8,690,000	9,030,213
Human Genome Sciences, Inc.	2.250% 10/15/11(a)	995,000	941,220
Icos Corp.
	2.000% 07/01/23(a)	9,880,000	7,233,741
	2.000% 07/01/23	2,880,000	2,108,621
Invitrogen, Inc.	2.000% 08/01/23	14,890,000	19,510,367
Millennium Pharmaceuticals, Inc.	5.500% 01/15/07	3,346,000	3,303,874
Protein Design Labs, Inc.
	2.750% 08/16/23	668,000	779,102
	2.000% 02/15/12(a)	1,215,000	1,296,988
Vertex Pharmaceuticals	5.000% 09/19/07	4,400,000	4,238,080
	Biotechnology Total		82,344,007
Health Care Distributors – 0.4%
Henry Schein, Inc.	3.000% 08/15/34(a)	3,980,000	4,344,170
Medtronic, Inc.	1.250% 09/15/21	700,000	694,918
	Health Care Distributors Total		5,039,088

3

		Par ($)	Value ($)
Convertible Bonds – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – 1.9%
Fisher Scientific	3.250% 03/01/24	14,832,000	15,337,326
Four Seasons Hotels & Resorts	1.875% 07/30/24	11,320,000	12,386,457
	Health Care Equipment & Supplies Total		27,723,783
Health Care Facilities – 1.2%
Health Management Associates, Inc.	1.500% 08/01/23(a)	15,880,000	17,213,126
	Health Care Facilities Total		17,213,126
Health Care Services – 1.9%
Apria Healthcare Group, Inc.	3.375% 09/01/33	6,130,000	6,590,547
Lincare Holdings, Inc.	3.000% 06/15/33(a)	12,890,000	13,202,067
WebMD Corp.	1.750% 06/15/23	7,840,000	7,215,701
	Health Care Services Total		27,008,315
Health Care Supplies – 1.6%
Advanced Medical Optics, Inc.	2.500% 07/15/24(a)	14,920,000	15,143,651
Bausch & Lomb, Inc.	3.460% 08/01/23	4,950,000	7,603,497
	Health Care Supplies Total		22,747,148
Pharmaceuticals – 4.4%
Cv Therapeutics, Inc.	3.250% 08/16/13	180,000	191,475
IVAX Corp.
	4.500% 05/15/08(a)	5,700,000	5,645,793
	4.500% 05/15/08	9,840,000	9,746,422
Sepracor, Inc.	5.000% 02/15/07	19,060,000	19,043,799
Teva Pharmaceutical Industries Ltd.	0.500% 02/01/24	14,200,000	13,836,338
Watson Pharmaceuticals, Inc.	1.750% 03/15/23	4,660,000	4,350,902
Wyeth	2.390% 01/15/24	9,925,000	10,136,601
	Pharmaceuticals Total		62,951,330
	HEALTH CARE TOTAL		245,026,797
INDUSTRIALS – 6.5%
Aerospace & Defense – 0.8%
EDO Corp.	5.250% 04/15/07	4,870,000	4,978,017
Lockheed Martin Corp.	3.018% 08/15/33	4,874,000	5,171,753
United Industrial Corp.	3.750% 09/15/24(a)	685,000	792,764
		Do Not Use	10,942,534
Airlines – 0.1%
Northwest Airlines Corp.	7.625% 11/15/23(a)	1,990,000	768,060
		Airlines Total	768,060
Building Products – 0.7%
Lennox International	6.250% 06/01/09(a)	7,897,000	9,835,871
	Building Products Total		9,835,871

4

		Par ($)	Value ($)
Convertible Bonds – (continued)
INDUSTRIALS – (continued)
Construction & Engineering – 0.8%
Fluor Corp.	1.500% 02/15/24	10,305,000	11,851,781
	Construction & Engineering Total		11,851,781
Electrical Components & Equipment – 0.4%
Roper Industries, Inc.	1.481% 01/15/34	10,860,000	5,587,361
	Electrical Components & Equipment Total		5,587,361
Industrial Conglomerates – 1.3%
Tyco International Ltd.	3.125% 01/15/23(a)	13,366,000	18,591,839
	Industrial Conglomerates Total		18,591,839
Industrial Machinery – 1.0%
Actuant Corp.	2.000% 11/15/23(a)	6,205,000	8,029,394
Kaydon Corp.	4.000% 05/23/23(a)	5,715,000	6,154,484
	Industrial Machinery Total		14,183,878
Trading Companies & Distributors – 0.2%
GATX Corp.	5.000% 08/15/23(a)	1,965,000	2,937,498
	Trading Companies & Distributors Total		2,937,498
Trucking & Leasing – 1.2%
Yellow Corp.
	3.375% 11/25/23	5,759,000	8,001,267
	5.000% 08/08/23	5,935,000	9,348,218
	Trucking & Leasing Total		17,349,485
	INDUSTRIALS TOTAL		92,048,307
INFORMATION TECHNOLOGY – 11.6%
Application Software – 1.5%
BEA Systems, Inc.	4.000% 12/15/06	10,232,000	10,065,730
Fair Isaac Corp.
	1.500% 08/15/23	4,900,000	4,938,024
	1.500% 08/15/23(a)	3,955,000	3,985,691
Open Solutions	1.467% 02/02/35(a)	5,480,000	2,750,028
	Application Software Total		21,739,473
Communications Equipment – 1.7%
Andrew Corp.	3.250% 08/15/13(a)	5,910,000	6,620,559
Harris Corp.	3.500% 08/15/22(a)	1,130,000	1,645,676
Lucent Technologies	8.000% 08/01/31	14,800,000	15,243,852
	Communications Equipment Total		23,510,087
Data Processing & Outsourced Services – 3.1%
Bisys Group
	4.000% 03/15/06(a)	3,850,000	3,803,453
	4.000% 03/15/06	4,625,000	4,569,084
CSG Systems International, Inc.	2.500% 06/15/24(a)	9,920,000	9,146,042
DST Systems, Inc.	4.125% 08/15/23(a)	11,910,000	13,590,144

5

		Par ($)	Value ($)
Convertible Bonds – (continued)
INFORMATION TECHNOLOGY – (continued)
Data Processing & Outsourced Services – (continued)
Electronic Data Systems Corp.	3.875% 07/15/23(a)	12,940,000	12,291,188
	Data Processing & Outsourced Services Total		43,399,911
Electronic Equipment Manufacturers – 1.8%
Agilent Technologies, Inc.	3.000% 12/01/21	17,180,000	16,922,128
Vishay Intertechnology, Inc.	3.625% 08/01/23(a)	9,880,000	9,391,928
	Electronic Equipment Manufacturers Total		26,314,056
Internet Software & Services – 0.4%
CNET Networks, Inc.	0.750% 04/15/24(a)	5,975,000	5,742,931
	Internet Software & Services Total		5,742,931
IT Services – 0.5%
Ciber	2.875% 12/15/23(a)	8,282,000	7,282,363
	IT Services Total		7,282,363
Semiconductors – 1.7%
Agere Systems, Inc.	6.500% 12/15/09	3,200,000	3,205,856
ASM International NV	4.250% 12/06/11(a)	2,990,000	2,899,612
Fairchild Semiconductor	5.000% 11/01/08	9,470,000	9,227,568
Skyworks Solutions, Inc.	4.750% 11/15/07	9,040,000	9,179,397
	Semiconductors Total		24,512,433
Software – 0.9%
Sybase, Inc.	1.750% 02/22/25(a)	11,420,000	10,903,016
Veritas Software Corp.	0.250% 08/01/13(a)	1,980,000	1,885,257
	Software Total		12,788,273
	INFORMATION TECHNOLOGY TOTAL		165,289,527
MATERIALS – 2.8%
Diversified Metals & Mining – 1.5%
Freeport-McMoran Copper & Gold, Inc.	7.000% 02/11/11	10,710,000	14,616,044
Massey Energy Co.	2.250% 04/01/24(a)	5,415,000	6,961,632
	Diversified Metals & Mining Total		21,577,676
Paper Packaging – 1.3%
Sealed Air Corp.	3.000% 06/30/33(a)	17,910,000	17,682,185
	Paper Packaging Total		17,682,185
	MATERIALS TOTAL		39,259,861
TELECOMMUNICATION SERVICES – 3.7%
Integrated Telecommunication Services – 1.2%
Commonwealth Telephone	3.250% 07/15/23(a)	5,473,000	5,912,646
Liberty Media Corp.	4.000% 11/15/29	17,299,000	10,804,090
	Integrated Telecommunication Services Total		16,716,736

6

		Par ($)	Value ($)
Convertible Bonds – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – 2.5%
American Tower Corp.
	3.000% 08/15/12(a)	9,790,000	11,697,190
	3.000% 08/15/12(a)	3,980,000	4,755,344
Nextel Communications	5.250% 01/15/10	18,950,000	18,956,443
	Wireless Telecommunication Services Total		35,408,977
	TELECOMMUNICATION SERVICES TOTAL		52,125,713
UTILITIES – 3.2%
Electric Utilities – 2.2%
Centerpoint Energy, Inc.
	2.875% 01/15/24(a)	2,979,000	3,212,732
	3.750% 05/15/23(a)	5,485,000	6,604,214
	3.750% 05/15/23	95,000	114,385
PPL Energy Supply, LLC
	2.625% 05/15/23(a)	7,425,000	8,897,897
	2.625% 05/15/23	3,220,000	3,858,752
Reliant Energy, Inc.
	5.000% 08/15/10(a)	4,950,000	7,224,278
	5.000% 08/15/10	1,000,000	1,459,450
	Electric Utilities Total		31,371,708
Multi - Utilities – 1.0%
Dominion Resources	2.125% 12/15/23	12,832,000	13,566,375
	Multi - Utilities Total		13,566,375
	UTILITIES TOTAL		44,938,083
	Convertible Bonds Total (cost of $901,666,659)		948,939,637

7

		Shares	Value ($)
Convertible Preferred Stocks – 17.8%
CONSUMER DISCRETIONARY – 0.9%
Advertising – 0.9%
	Interpublic Group of Companies, Inc.	291,000	13,065,900
	Advertising Total		13,065,900
	CONSUMER DISCRETIONARY TOTAL		13,065,900
CONSUMER STAPLES – 0.7%
Distillers & Vinters – 0.7%
	Constellation Brands, Inc.	210,350	9,402,645
	Distillers & Vinters Total		9,402,645
	CONSUMER STAPLES TOTAL		9,402,645
ENERGY – 3.6%
Intergrated Oil – 0.9%
	Amerada Hess Corp.	145,840	13,363,319
	Total Intergrated Oil		13,363,319
Oil Gas Exploration & Production – 1.8%
	Chesapeake Energy Corp. (a) (b)	100,000	11,437,500
	Chesapeake Energy Corp. (a)	10,000	14,666,250
	Oil Gas Exploration & Production Total		26,103,750
Oil & Gas Refining & Marketing & Transportation – 0.9%
	Williams Companies, Inc. (a)	11,200	1,022,000
	Williams Companies, Inc.	120,300	10,977,375
	Oil & Gas Refining & Marketing & Transportation Total		11,999,375
	ENERGY TOTAL		51,466,444
FINANCIALS – 5.4%
Diversified Financial Services – 1.7%
	Lehman Brothers Holdings	370,500	9,392,175
	Citigroup Regency Centers	294,000	14,226,072
	Diversified Financial Services Total		23,618,247
Insurance – 0.3%
	Unumprovident Corp.	97,600	2,893,059
	UnumProvident Corp. (a)	58,450	2,101,862
	Insurance Total		4,994,921
Thrifts & Mortgage Finance – 1.7%
	Fannie Mae (b)	24	2,330,508
	Sovereign Capital Trust IV	222,350	9,838,988
	Washington Mutual	101,200	5,362,183
	Washington Mutual	76,800	4,070,400
	Doral Financial Corp.(a)	12,570	2,036,340
	Thrifts & Mortgage Finance Total		23,638,419

8

		Shares	Value ($)
Convertible Preferred Stocks – (continued)
FINANCIALS – (continued)
Multi - Line Insurance – 0.3%
	Hartford Financial Services Group, Inc.	47,700	3,300,840
	Fortis Insurance	1,490	1,629,688
	Multi - Line Insurance Total		4,930,528
Reinsurance – 0.3%
	Reinsurance Group of America, Inc.	66,000	3,930,300
	Reinsurance Total		3,930,300
Property & Casualty Insurance – 1.1%
	XL Capital Ltd.	632,950	15,159,152
	Property & Casualty Insurance Total		15,159,152
	FINANCIALS TOTAL		76,271,567
HEALTH CARE – 3.1%
Pharmaceuticals – 1.0%
	Schering-Plough	267,650	13,644,797
	Pharmaceuticals Total		13,644,797
Health Care Equipment & Supplies – 1.1%
	Baxter International	276,060	15,263,358
	Health Care Equipment & Supplies Total		15,263,358
Health Care Services – 1.0%
	Omnicare Capital Trust II	255,850	14,839,300
	Health Care Services Total		14,839,300
	HEALTH CARE TOTAL		43,747,455
INDUSTRIALS – 0.3%
Aerospace & Defense – 0.3%
	Northrop Grumman	40,000	5,000,000
	Aerospace & Defense Total		5,000,000
	INDUSTRIALS TOTAL		5,000,000
INFORMATION TECHNOLOGY – 0.7%
Office Electronics – 0.7%
	Xerox Corp.	80,090	9,535,515
	Office Electronics Total		9,535,515
	INFORMATION TECHNOLOGY TOTAL		9,535,515
MATERIALS – 1.1%
Chemicals – 0.4%
	Celanese Corp. (b)	228,000	5,586,000
	Chemicals Total		5,586,000
Diversified Metals & Mining – 0.4%
	Freeport-McMoRan Copper & Gold, Inc.	460	425,903
	Freeport-McMoRan Copper & Gold, Inc. (a)	6,270	5,805,236
	Diversified Metals & Mining Total		6,231,139

9

		Shares	Value ($)
Convertible Preferred Stocks – (continued)
MATERIALS – (continued)
Diversified Chemicals – 0.3%
	Huntsman Corp.	83,160	3,833,676
	Diversified Chemicals Total		3,833,676
	MATERIALS TOTAL		15,650,815
TELECOMMUNICATION SERVICES – 1.1%
Wireless Telecommunication Services – 1.1%
	Crown Castle International Corp.	336,185	16,220,926
	Wireless Telecommunication Services Total		16,220,926
	TELECOMMUNICATION SERVICES TOTAL		16,220,926
UTILITIES – 0.9%
Electric Utilities – 0.4%
	FPLGroup, Inc.	82,900	5,356,169
	Electric Utilities Total		5,356,169
Multi - Utilities – 0.2%
	Dominion Resources, Inc.	49,200	2,728,140
	Multi - Utilities Total		2,728,140
Gas Utilities – 0.3%
	Southern Union Co.	92,920	4,710,115
	Gas Utilities Total		4,710,115
	UTILITIES TOTAL		12,794,424
	Total Convertible Preferred Stocks (cost of $225,212,572)		253,155,691
Common Stocks – 12.2%
CONSUMER DISCRETIONARY – 0.4%
Movies & Entertainment – 0.1%
	Walt Disney Co.	100,000	2,518,000
	Movies & Entertainment Total		2,518,000
Restaurants – 0.3%
	Centerplate, Inc.	93,000	1,185,750
	McDonald’s Corp.	100,000	2,775,000
	Restaurants Total		3,960,750
	CONSUMER DISCRETIONARY TOTAL		6,478,750
CONSUMER STAPLES – 0.8%
Household Products – 0.5%
	Procter & Gamble Co.	146,000	7,701,500
	Household Products Total		7,701,500

10

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Packaged Foods & Meats – 0.3%
	Wrigley (Wm.) Jr. Co.	61,600	4,240,544
	Packaged Foods & Meats Total		4,240,544
	CONSUMER STAPLES TOTAL		11,942,044
ENERGY – 1.1%
Energy Equipment & Services – 0.8%
	Halliburton Co.	110,000	5,260,200
	Williams Companies, Inc.	321,000	6,099,000
	Energy Equipment & Services Total		11,359,200
Oil & Gas Refining & Marketing & Transportation – 0.3%
	Exxon Mobil Corp.	68,500	3,936,695
	Oil & Gas Refining & Marketing & Transportation Total		3,936,695
	ENERGY TOTAL		15,295,895
FINANCIALS – 0.9%
Insurance – 0.9%
	Prudential Financial, Inc.	186,078	12,217,881
	Insurance Total		12,217,881
	FINANCIALS TOTAL		12,217,881
HEALTH CARE – 1.2%
Biotechnology – 1.0%
	Amgen, Inc.	141,000	8,524,860
	Celgene Corp. (b)	150,100	6,119,577
	Biotechnology Total		14,644,437
Pharmaceuticals – 0.2%
	IVAX Corp. (b)	100,000	2,150,000
	Pharmaceuticals Total		2,150,000
	HEALTH CARE TOTAL		16,794,437
INDUSTRIALS – 3.4%
Aerospace & Defense – 0.6%
	L-3 Communications Holdings, Inc.	77,677	5,948,505
	Northrop Grumman Corp.	47,038	2,598,849
	Aerospace & Defense Total		8,547,354
Construction & Engineering – 0.5%
	McDermott International, Inc. (b)	310,000	6,510,000
	Construction & Engineering Total		6,510,000
Industrial Conglomerates – 0.5%
	Tyco International Ltd.	260,000	7,592,000
	Industrial Conglomerates Total		7,592,000
Industrial Machinery – 1.8%
	Actuant Corp., Class A (b)	130,000	6,232,200

11

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Industrial Machinery – (continued)
	Cummins, Inc.	151,000	11,266,110
	Danaher Corp.	148,000	7,746,320
	Industrial Machinery Total		25,244,630
	INDUSTRIALS TOTAL		47,893,984
INFORMATION TECHNOLOGY – 2.4%
Communications Equipment – 1.0%
	Corning, Inc. (b)	450,000	7,479,000
	Motorola, Inc.	249,684	4,559,230
	QUALCOMM, Inc.	60,000	1,980,600
	Communications Equipment Total		14,018,830
Data Processing & Outsourced Services – 0.5%
	Automatic Data Processing, Inc.	176,000	7,386,720
	Data Processing & Outsourced Services Total		7,386,720
Electronic Equipment & Instruments – 0.1%
	Trimble Navigation Ltd. (b)	50,000	1,948,500
	Electronic Equipment & Instruments Total		1,948,500
Internet Software & Services – 0.8%
	InfoSpace, Inc. (b)	80,000	2,634,400
	Yahoo!, Inc. (b)	255,600	8,856,540
	Internet Software & Services Total		11,490,940
Software – 0.0%
	Computer Associates International, Inc.	219	6,018
		Software Total	6,018
	INFORMATION TECHNOLOGY TOTAL		34,851,008
MATERIALS – 1.0%
Containers & Packaging – 0.7%
	Temple-Inland, Inc.	250,016	9,288,094
	Containers & Packaging Total		9,288,094
Specialty Chemicals – 0.3%
	RPM International, Inc.	269,600	4,922,896
	Specialty Chemicals Total		4,922,896
	MATERIALS TOTAL		14,210,990
TELECOMMUNICATION SERVICES – 0.6%
Integrated Telecommunication Services – 0.6%
	ALLTEL Corp.	80,812	5,032,971
	Compania Anonima Nacional Telefonos de Venezuela, ADR	92,671	1,755,189

12

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Integrated Telecommunication Services – (continued)
	Telefonos de Mexico SA de CV, ADR	60,000	1,133,400
	Integrated Telecommunication Services Total		7,921,560
	TELECOMMUNICATION SERVICES TOTAL		7,921,560
UTILITIES – 0.4%
Electric Utilities – 0.4%
	Ameren Corp.	102,452	5,665,596
	Electric Utilities Total		5,665,596
	UTILITIES TOTAL		5,665,596
	Total Common Stocks (cost of $133,486,762)		173,272,145
Warrants – 0.0%
INFORMATION TECHNOLOGY – 0.0%
		Units
Communications Equipment – 0.0%
	Lucent Technologies, Inc. (b)	12,396	9,545
	Communications Equipment Total		9,545
	INFORMATION TECHNOLOGY TOTAL		9,545
	Total Warrants (cost of $14,504)		9,545
Short-Term Obligation – 1.2%
		Par ($)
REPURCHASE AGREEMENT – 1.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/05, due 07/01/05 at 3.100%, collateralized by a Governement Agency Obligation maturing 10/10/13, market value of $17,411,625 (repurchase proceeds $17,068,470)	17,064,000	17,064,000

	Total Short-Term Obligation (cost of $17,064,000)		17,064,000

	Total Investments – 97.9% (cost of $1,277,444,497)(b)(d)		1,392,441,018

	Other Assets & Liabilities, Net – 2.1%		30,253,630

	Net Assets – 100.0%		1,422,694,648

13

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.  If a security is valued at “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $475,155,401, which represents 33.4% of net assets.

(b)	Non-income producing security.

(c)	Unrealized appreciation and depreciation at June 30, 2005 based on cost of investments for federal income tax purposes was:

(d)	Cost for federal income tax purposes is $1,277,444,497.

(e)	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$147,284,256	$(32,287,735)	$114,996,521

Acronym	Name
ADR	American Depositary Receipt

14

INVESTMENT PORTFOLIO
June 30, 2005 (Unaudited)	Nations Value Fund

		Shares	Value ($)*
Common Stocks – 97.7%
CONSUMER DISCRETIONARY – 9.0%
Auto Components – 0.5%
	Johnson Controls, Inc.	164,800	9,283,184
	Auto Components Total		9,283,184
Hotels, Restaurants & Leisure – 2.8%
	Carnival Corp.	164,649	8,981,603
	Harrah’s Entertainment, Inc.	205,400	14,803,178
	McDonald’s Corp.	289,900	8,044,725
	Starwood Hotels & Resorts Worldwide, Inc.	249,900	14,636,643
	Hotels, Restaurants & Leisure Total		46,466,149
Media – 2.2%
	Comcast Corp., Class A (a)	453,000	13,907,100
	News Corp., Class A	943,500	15,265,830
	Viacom, Inc., Class B	253,900	8,129,878
	Media Total		37,302,808
Multiline Retail – 2.7%
	Federated Department Stores, Inc.	269,400	19,741,632
	J.C. Penney Co., Inc.	326,600	17,172,628
	May Department Stores Co.	214,500	8,614,320
	Multiline Retail Total		45,528,580
Specialty Retail – 0.8%
	Staples, Inc.	594,400	12,672,608
	Specialty Retail Total		12,672,608
	CONSUMER DISCRETIONARY TOTAL		151,253,329
CONSUMER STAPLES – 7.5%
Beverages – 2.5%
	Diageo PLC, ADR	402,351	23,859,414
	PepsiCo, Inc.	344,589	18,583,685
	Beverages Total		42,443,099
Food Products – 0.5%
	Cadbury Schweppes PLC, ADR	227,900	8,735,407
	Food Products Total		8,735,407
Household Products – 1.1%
	Kimberly-Clark Corp.	285,020	17,839,402
	Household Products Total		17,839,402
Tobacco – 3.4%
	Altria Group, Inc.	732,248	47,347,155

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – (continued)
	UST, Inc.	195,200	8,912,832
	Tobacco Total		56,259,987
	CONSUMER STAPLES TOTAL		125,277,895
ENERGY – 14.0%
Energy Equipment & Services – 2.4%
	Halliburton Co.	374,400	17,903,808
	Nabors Industries Ltd. (a)	147,019	8,912,292
	Schlumberger Ltd.	167,200	12,697,168
	Energy Equipment & Services Total		39,513,268
Oil, Gas & Consumable Fuels – 11.6%
	Ashland, Inc. (a)	120,100	8,631,587
	BP PLC, ADR	260,301	16,237,576
	ChevronTexaco Corp.	524,676	29,339,882
	ConocoPhillips	192,988	11,094,880
	EOG Resources, Inc.	176,300	10,013,840
	Exxon Mobil Corp.	1,288,200	74,032,854
	Murphy Oil Corp.	145,300	7,589,019
	Occidental Petroleum Corp.	287,400	22,109,682
	Williams Companies, Inc.	860,000	16,340,000
	Oil, Gas & Consumable Fuels Total		195,389,320
	ENERGY TOTAL		234,902,588
FINANCIALS – 30.8%
Capital Markets – 5.1%
	Bank of New York Co., Inc.	622,700	17,921,306
	Goldman Sachs Group, Inc.	186,200	18,996,124
	Merrill Lynch & Co., Inc.	651,443	35,835,879
	Morgan Stanley	237,700	12,472,119
	Capital Markets Total		85,225,428
Commercial Banks – 11.1%
	Marshall & Ilsley Corp.	436,700	19,411,315
	North Fork Bancorporation, Inc.	489,200	13,741,628
	PNC Financial Services Group, Inc.	217,400	11,839,604
	SunTrust Banks, Inc.	107,600	7,773,024
	U.S. Bancorp	1,250,093	36,502,716
	UnionBanCal Corp.	211,800	14,173,656
	Wachovia Corp.	791,222	39,244,611
	Wells Fargo & Co.	717,800	44,202,124
	Commercial Banks Total		186,888,678

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 5.3%
	CIT Group, Inc.	203,500	8,744,395
	Citigroup, Inc.	1,345,024	62,180,460
	JPMorgan Chase & Co.	491,700	17,366,844
	Diversified Financial Services Total		88,291,699
Insurance – 4.9%
	Ace Ltd.	265,800	11,921,130
	Allstate Corp.	205,100	12,254,725
	Ambac Financial Group, Inc.	186,900	13,038,144
	Genworth Financial, Inc., Class A	568,300	17,179,709
	Hartford Financial Services Group, Inc.	266,700	19,943,826
	St. Paul Travelers Companies, Inc.	195,771	7,738,828
	Insurance Total		82,076,362
Real Estate – 2.8%
	Archstone-Smith Trust, REIT	370,800	14,320,296
	Equity Office Properties Trust, REIT	494,595	16,371,094
	Host Marriott Corp., REIT	713,100	12,479,250
	ProLogis Trust, REIT	96,024	3,864,006
	Real Estate Total		47,034,646
Thrifts & Mortgage Finance – 1.6%
	Fannie Mae	228,600	13,350,240
	Golden West Financial Corp.	211,500	13,616,370
	Thrifts & Mortgage Finance Total		26,966,610
	FINANCIALS TOTAL		516,483,423
HEALTH CARE – 6.6%
Health Care Equipment & Supplies – 1.2%
	Baxter International, Inc.	313,900	11,645,690
	Hospira, Inc. (a)	214,170	8,352,630
	Health Care Equipment & Supplies Total		19,998,320
Health Care Providers & Services – 1.5%
	Aetna, Inc.	151,600	12,555,512
	CIGNA Corp.	121,400	12,993,442
	Health Care Providers & Services Total		25,548,954
Pharmaceuticals – 3.9%
	Abbott Laboratories	341,600	16,741,816
	AstraZeneca PLC, ADR	223,900	9,238,114
	Novartis AG, ADR	191,900	9,103,736

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Pfizer, Inc.	1,109,340	30,595,597
	Pharmaceuticals Total		65,679,263
	HEALTH CARE TOTAL		111,226,537
INDUSTRIALS – 11.3%
Aerospace & Defense – 4.2%
	Goodrich Corp.	392,800	16,089,088
	Honeywell International, Inc.	425,559	15,588,226
	Northrop Grumman Corp.	261,000	14,420,250
	United Technologies Corp.	472,682	24,272,221
	Aerospace & Defense Total		70,369,785
Building Products – 0.7%
	American Standard Companies, Inc.	266,500	11,171,680
	Building Products Total		11,171,680
Commercial Services & Supplies – 1.0%
	Waste Management, Inc.	575,000	16,295,500
	Commercial Services & Supplies Total		16,295,500
Construction & Engineering – 0.4%
	Fluor Corp.	108,200	6,231,238
	Construction & Engineering Total		6,231,238
Industrial Conglomerates – 0.9%
	General Electric Co.	456,000	15,800,400
	Industrial Conglomerates Total		15,800,400
Machinery – 2.8%
	Caterpillar, Inc.	139,000	13,248,090
	Deere & Co.	182,100	11,925,729
	Eaton Corp.	137,900	8,260,210
	Ingersoll-Rand Co., Ltd., Class A	193,600	13,813,360
	Machinery Total		47,247,389
Road & Rail – 1.3%
	Burlington Northern Santa Fe Corp.	229,100	10,786,028
	Union Pacific Corp.	184,600	11,962,080
	Road & Rail Total		22,748,108
	INDUSTRIALS TOTAL		189,864,100
INFORMATION TECHNOLOGY – 3.8%
Computers & Peripherals – 2.6%
	Dell, Inc. (a)	143,200	5,657,832
	Hewlett-Packard Co.	738,480	17,361,665
	International Business Machines Corp.	286,985	21,294,287
	Computers & Peripherals Total		44,313,784

4

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – 0.5%
	Agilent Technologies, Inc. (a)	377,000	8,678,540
	Electronic Equipment & Instruments Total		8,678,540
Semiconductors & Semiconductor Equipment – 0.7%
	Fairchild Semiconductor International, Inc. (a)	409,500	6,040,125
	Intel Corp.	212,500	5,537,750
	Semiconductors & Semiconductor Equipment Total		11,577,875
	INFORMATION TECHNOLOGY TOTAL		64,570,199
MATERIALS – 5.1%
Chemicals – 1.8%
	Dow Chemical Co.	259,700	11,564,441
	PPG Industries, Inc.	113,200	7,104,432
	Rohm and Haas Co.	253,900	11,765,726
	Chemicals Total		30,434,599
Containers & Packaging – 0.8%
	Bemis Co., Inc.	511,800	13,583,172
	Containers & Packaging Total		13,583,172
Metals & Mining – 1.7%
	Alcoa, Inc.	145,200	3,794,076
	Freeport-McMoRan Copper & Gold, Inc., Class B	415,700	15,563,808
	Nucor Corp.	203,400	9,279,108
	Metals & Mining Total		28,636,992
Paper & Forest Products – 0.8%
	Weyerhaeuser Co.	190,500	12,125,325
	Paper & Forest Products Total		12,125,325
	MATERIALS TOTAL		84,780,088
TELECOMMUNICATION SERVICES – 3.4%
Diversified Telecommunication Services – 3.4%
	BellSouth Corp.	471,760	12,534,663
	SBC Communications, Inc.	844,015	20,045,356
	Verizon Communications, Inc.	727,748	25,143,694
	Diversified Telecommunication Services Total		57,723,713
	TELECOMMUNICATION SERVICES TOTAL		57,723,713
UTILITIES – 6.2%
Electric Utilities – 3.9%
	Entergy Corp.	282,900	21,373,095
	Exelon Corp.	511,900	26,275,827
	PG&E Corp.	467,550	17,551,827
	Electric Utilities Total		65,200,749

5

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Independent Power Producers & Energy Traders – 1.3%
	Duke Energy Corp.	775,310	23,049,966
	Independent Power Producers & Energy Traders Total		23,049,966
Multi-utilities – 1.0%
	Dominion Resources, Inc.	222,900	16,358,631
	Multi-utilities Total		16,358,631
	UTILITIES TOTAL		104,609,346

	Total Common Stocks (cost of $1,379,810,091)		1,640,691,218
Convertible Preferred Stocks – 0.3%
FINANCIALS – 0.3%
Insurance – 0.3%
	Genworth Financial, Inc.	136,100	4,675,035
	Insurance Total		4,675,035
	FINANCIALS TOTAL		4,675,035

	Total Convertible Preferred Stocks (cost of $3,554,472)		4,675,035

		Par ($)	Value ($)
Short-Term Obligation – 1.4%
REPURCHASE AGREEMENT – 1.4%
	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/05, due 07/01/05 at 3.100%, collateralized by a U.S. Government Agency Bond maturing 01/16/09, market value of $24,588,506 (repurchase proceeds $24,105,076)	24,103,000	24,103,000

	Total Short-Term Obligation (cost of $24,103,000)		24,103,000

	Total Investments – 99.4% (cost of $1,407,467,563)(b)(c)		1,669,469,253

	Other Assets & Liabilities, Net – 0.6%		10,366,337

	Net Assets – 100.0%		1,679,835,590

6

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $1,407,467,563.

(c)	Unrealized appreciation and depreciation at June 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$294,935,695	$(32,934,005)	$262,001,690

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

7

INVESTMENT PORTFOLIO
June 30, 2005 (Unaudited)	Nations Asset Allocation Fund

		Shares	Value ($)*
Common Stocks – 69.7%
CONSUMER DISCRETIONARY – 8.6%
Automobiles – 0.1%
	Ford Motor Co.	20,300	207,872
	Automobiles Total		207,872
Diversified Consumer Services – 0.3%
	H&R Block, Inc.	8,200	478,470
	Diversified Consumer Services Total		478,470
Hotels, Restaurants & Leisure – 0.6%
	Brinker International, Inc. (a)	3,800	152,190
	Choice Hotels International, Inc.	600	39,420
	Darden Restaurants, Inc.	6,100	201,178
	GTECH Holdings Corp.	4,000	116,960
	International Game Technology	21,400	602,410
	Hotels, Restaurants & Leisure Total		1,112,158
Household Durables – 1.1%
	Lennar Corp., Class A	8,800	558,360
	NVR, Inc. (a)	900	729,000
	Pulte Homes, Inc.	1,100	92,675
	Stanley Works	5,600	255,024
	Toll Brothers, Inc. (a)	3,200	324,960
	Household Durables Total		1,960,019
Leisure Equipment & Products – 0.5%
	Brunswick Corp.	12,100	524,172
	Marvel Enterprises, Inc. (a)	19,000	374,680
	Leisure Equipment & Products Total		898,852
Media – 1.6%
	Clear Channel Communications, Inc.	22,500	695,925
	Comcast Corp., Class A (a)	3,300	101,211
	Dow Jones & Co., Inc.	3,600	127,620
	EchoStar Communications Corp., Class A (a)	13,100	395,096
	John Wiley & Sons, Inc., Class A	700	27,811
	Liberty Media Corp., Class A (a)	3,200	32,608
	McGraw-Hill Companies, Inc.	800	35,400
	Time Warner, Inc.	70,100	1,171,371
	Viacom, Inc., Class B	8,800	281,776
	Walt Disney Co.	1,700	42,806
	Media Total		2,911,624
Multiline Retail – 0.8%
	J.C. Penney Co., Inc.	9,700	510,026

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Multiline Retail – (continued)
	Target Corp.	17,300	941,293
	Multiline Retail Total		1,451,319
Specialty Retail – 3.1%
	Abercrombie & Fitch Co., Class A	8,800	604,560
	American Eagle Outfitters, Inc.	1,000	30,640
	AutoZone, Inc. (a)	6,800	628,728
	Barnes & Noble, Inc. (a)	15,700	609,160
	Bed Bath & Beyond, Inc. (a)	3,400	142,052
	Best Buy Co., Inc.	700	47,985
	Gap, Inc.	22,100	436,475
	Home Depot, Inc.	22,100	859,690
	Limited Brands	35,400	758,268
	Staples, Inc.	32,800	699,296
	TJX Companies, Inc.	25,500	620,925
	Weight Watchers International, Inc. (a)	3,600	185,796
	Specialty Retail Total		5,623,575
Textiles, Apparel & Luxury Goods – 0.5%
	NIKE, Inc., Class B	7,300	632,180
	Polo Ralph Lauren Corp.	4,300	185,373
	Textiles, Apparel & Luxury Goods Total		817,553
	CONSUMER DISCRETIONARY TOTAL		15,461,442
CONSUMER STAPLES – 6.3%
Beverages – 1.8%
	Anheuser-Busch Companies, Inc.	11,500	526,125
	Coca-Cola Co.	17,800	743,150
	Diageo PLC, ADR	10,900	646,370
	Pepsi Bottling Group, Inc.	21,900	626,559
	PepsiCo, Inc.	13,800	744,234
	Beverages Total		3,286,438
Food & Staples Retailing – 1.2%
	SUPERVALU, Inc.	14,100	459,801
	Sysco Corp.	2,500	90,475
	Wal-Mart Stores, Inc.	33,000	1,590,600
	Walgreen Co.	1,000	45,990
	Food & Staples Retailing Total		2,186,866
Food Products – 0.9%
	Archer-Daniels-Midland Co.	15,400	329,252
	Hershey Co.	200	12,420
	Pilgrim’s Pride Corp.	15,600	532,428

2

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – (continued)
	Sara Lee Corp.	23,700	469,497
	Tyson Foods, Inc., Class A	21,400	380,920
	Food Products Total		1,724,517
Household Products – 1.0%
	Clorox Co.	600	33,432
	Kimberly-Clark Corp.	1,700	106,403
	Procter & Gamble Co.	30,400	1,603,600
	Household Products Total		1,743,435
Personal Products – 0.5%
	Avon Products, Inc.	1,200	45,420
	Estee Lauder Companies, Inc., Class A	10,000	391,300
	Gillette Co.	9,100	460,733
	Personal Products Total		897,453
Tobacco – 0.9%
	Altria Group, Inc.	24,000	1,551,840
	Tobacco Total		1,551,840
	CONSUMER STAPLES TOTAL		11,390,549
ENERGY – 5.8%
Oil, Gas & Consumable Fuels – 5.8%
	Amerada Hess Corp.	2,000	213,020
	Anadarko Petroleum Corp.	11,900	977,585
	Apache Corp.	8,800	568,480
	Burlington Resources, Inc.	2,100	116,004
	ChevronTexaco Corp.	25,100	1,403,592
	ConocoPhillips	26,800	1,540,732
	Exxon Mobil Corp.	62,800	3,609,116
	Marathon Oil Corp.	6,900	368,253
	Newfield Exploration Co. (a)	10,900	434,801
	Occidental Petroleum Corp.	3,600	276,948
	Sunoco, Inc.	2,700	306,936
	Valero Energy Corp.	8,700	688,257
	Oil, Gas & Consumable Fuels Total		10,503,724
	ENERGY TOTAL		10,503,724
FINANCIALS – 14.6%
Capital Markets – 2.6%
	Goldman Sachs Group, Inc.	11,000	1,122,220
	Lehman Brothers Holdings, Inc.	9,300	923,304
	Mellon Financial Corp.	18,500	530,765
	Merrill Lynch & Co., Inc.	22,900	1,259,729
	Morgan Stanley	4,300	225,621

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
	State Street Corp.	13,200	636,900
	Capital Markets Total		4,698,539
Commercial Banks – 3.3%
	Comerica, Inc.	14,600	843,880
	Marshall & Ilsley Corp.	15,400	684,530
	U.S. Bancorp	45,800	1,337,360
	Wachovia Corp.	24,400	1,210,240
	Wells Fargo & Co.	13,700	843,646
	Zions Bancorporation	13,000	955,890
	Commercial Banks Total		5,875,546
Consumer Finance – 0.9%
	American Express Co.	4,500	239,535
	Capital One Financial Corp.	8,500	680,085
	MBNA Corp.	26,600	695,856
	SLM Corp.	900	45,720
	Consumer Finance Total		1,661,196
Diversified Financial Services – 2.2%
	Bear Stearns Companies, Inc.	800	83,152
	Citigroup, Inc.	65,300	3,018,819
	JPMorgan Chase & Co.	23,400	826,488
	Diversified Financial Services Total		3,928,459
Insurance – 4.1%
	Allstate Corp.	15,600	932,100
	Ambac Financial Group, Inc.	6,800	474,368
	American International Group, Inc.	27,700	1,609,370
	Endurance Specialty Holdings Ltd.	11,200	423,584
	Hartford Financial Services Group, Inc.	10,100	755,278
	Lincoln National Corp.	12,900	605,268
	MBIA, Inc.	6,300	373,653
	MetLife, Inc.	16,900	759,486
	Progressive Corp.	3,700	365,597
	Prudential Financial, Inc.	15,100	991,466
	SAFECO Corp.	3,400	184,756
	Insurance Total		7,474,926
Real Estate – 0.1%
	Apartment Investment & Management Co., Class A, REIT	800	32,736
	CB Richard Ellis Group, Inc., Class A (a)	1,500	65,790

4

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – (continued)
	General Growth Properties, Inc., REIT	2,300	94,507
	Real Estate Total		193,033
Thrifts & Mortgage Finance – 1.4%
	Countrywide Financial Corp.	3,100	119,691
	Fannie Mae	11,300	659,920
	Freddie Mac	11,600	756,668
	MGIC Investment Corp.	5,500	358,710
	PMI Group, Inc.	13,600	530,128
	Washington Mutual, Inc.	2,200	89,518
	Thrifts & Mortgage Finance Total		2,514,635
	FINANCIALS TOTAL		26,346,334
HEALTH CARE – 9.6%
Biotechnology – 1.3%
	Amgen, Inc. (a)	29,800	1,801,708
	Gilead Sciences, Inc. (a)	12,600	554,274
	Techne Corp. (a)	900	41,319
	Biotechnology Total		2,397,301
Health Care Equipment & Supplies – 1.1%
	Boston Scientific Corp. (a)	11,000	297,000
	Medtronic, Inc.	18,100	937,399
	PerkinElmer, Inc.	33,300	629,370
	Health Care Equipment & Supplies Total		1,863,769
Health Care Providers & Services – 3.1%
	Aetna, Inc. (a)	11,400	944,148
	Cardinal Health, Inc.	9,700	558,526
	Caremark Rx, Inc. (a)	3,700	164,724
	Express Scripts, Inc. (a)	12,000	599,760
	Health Net, Inc. (a)	18,000	686,880
	McKesson Corp.	16,000	716,640
	Quest Diagnostics, Inc.	12,700	676,529
	Triad Hospitals, Inc. (a)	3,600	196,704
	UnitedHealth Group, Inc.	20,700	1,079,298
	Health Care Providers & Services Total		5,623,209
Pharmaceuticals – 4.1%
	Abbott Laboratories	14,600	715,546
	Allergan, Inc.	6,600	562,584
	Eli Lilly & Co.	4,300	239,553
	Endo Pharmaceuticals Holdings, Inc. (a)	8,400	220,752
	Forest Laboratories, Inc. (a)	2,600	101,010
	Johnson & Johnson	37,300	2,424,500

5

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Merck & Co., Inc.	15,800	486,640
	Pfizer, Inc.	87,200	2,404,976
	Wyeth	5,800	258,100
	Pharmaceuticals Total		7,413,661
	HEALTH CARE TOTAL		17,297,940
INDUSTRIALS – 7.3%
Aerospace & Defense – 1.5%
	Boeing Co.	14,700	970,200
	Lockheed Martin Corp.	11,400	739,518
	Northrop Grumman Corp.	200	11,050
	United Technologies Corp.	19,800	1,016,730
	Aerospace & Defense Total		2,737,498
Air Freight & Logistics – 0.7%
	C.H. Robinson Worldwide, Inc.	1,900	110,580
	FedEx Corp.	7,900	639,979
	United Parcel Service, Inc., Class B	7,200	497,952
	Air Freight & Logistics Total		1,248,511
Commercial Services & Supplies – 1.4%
	Allied Waste Industries, Inc. (a)	11,700	92,781
	Apollo Group, Inc., Class A (a)	1,900	148,618
	Brink’s Co.	12,300	442,800
	Cendant Corp.	40,600	908,222
	Herman Miller, Inc.	5,100	157,284
	ServiceMaster Co.	24,900	333,660
	Waste Management, Inc.	13,800	391,092
	Commercial Services & Supplies Total		2,474,457
Industrial Conglomerates – 2.1%
	3M Co.	4,200	303,660
	General Electric Co.	101,900	3,530,835
	Industrial Conglomerates Total		3,834,495
Machinery – 0.6%
	Cummins, Inc.	5,400	402,894
	Harsco Corp.	5,200	283,660
	Illinois Tool Works, Inc.	5,800	462,144
	Mascotech, Inc. (a)	2,100	—
	Machinery Total		1,148,698
Road & Rail – 0.6%
	Norfolk Southern Corp.	15,400	476,784

6

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – (continued)
	Yellow Roadway Corp. (a)	9,700	492,760
	Road & Rail Total		969,544
Trading Companies & Distributors – 0.2%
	W.W. Grainger, Inc.	7,300	399,967
	Trading Companies & Distributors Total		399,967
Transportation – 0.2%
	Laidlaw International, Inc. (a)	14,300	344,630
	Transportation Total		344,630
	INDUSTRIALS TOTAL		13,157,800
INFORMATION TECHNOLOGY – 10.6%
Communications Equipment – 1.3%
	Cisco Systems, Inc. (a)	78,000	1,490,580
	Motorola, Inc.	23,700	432,762
	QUALCOMM, Inc.	11,800	389,518
	Communications Equipment Total		2,312,860
Computers & Peripherals – 2.4%
	Apple Computer, Inc. (a)	7,800	287,118
	Dell, Inc. (a)	39,100	1,544,841
	EMC Corp. (a)	30,300	415,413
	Hewlett-Packard Co.	27,600	648,876
	International Business Machines Corp.	19,100	1,417,220
	Western Digital Corp. (a)	2,600	34,892
	Computers & Peripherals Total		4,348,360
Electronic Equipment & Instruments – 0.5%
	Amphenol Corp., Class A	17,500	702,975
	Flextronics International Ltd. (a)	4,500	59,445
	Ingram Micro, Inc., Class A (a)	11,100	173,826
	Electronic Equipment & Instruments Total		936,246
Internet Software & Services – 0.0%
	VeriSign, Inc. (a)	400	11,504
	Internet Software & Services Total		11,504
IT Services – 0.7%
	Accenture Ltd., Class A (a)	10,100	228,967
	Affiliated Computer Services, Inc., Class A (a)	5,900	301,490
	Computer Sciences Corp. (a)	7,500	327,750
	First Data Corp.	9,400	377,316
	IT Services Total		1,235,523
Semiconductors & Semiconductor Equipment – 2.6%
	Agere Systems, Inc. (a)	1,100	13,200

7

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	Applied Materials, Inc.	38,800	627,784
	Broadcom Corp., Class A (a)	7,700	273,427
	Intel Corp.	92,200	2,402,732
	Lam Research Corp. (a)	12,700	367,665
	MEMC Electronic Materials, Inc. (a)	5,200	82,004
	National Semiconductor Corp.	21,600	475,848
	Texas Instruments, Inc.	14,700	412,629
	Semiconductors & Semiconductor Equipment Total		4,655,289
Software – 3.1%
	Adobe Systems, Inc.	2,400	68,664
	Autodesk, Inc.	8,400	288,456
	Citrix Systems, Inc. (a)	18,600	402,876
	Computer Associates International, Inc.	136	3,737
	Intuit, Inc. (a)	9,700	437,567
	Microsoft Corp.	97,500	2,421,900
	Oracle Corp. (a)	58,300	769,560
	Quest Software, Inc. (a)	19,600	267,148
	Symantec Corp. (a)	22,300	484,802
	Synopsys, Inc. (a)	27,200	453,424
	Software Total		5,598,134
	INFORMATION TECHNOLOGY TOTAL		19,097,916
MATERIALS – 2.1%
Chemicals – 0.6%
	Dow Chemical Co.	6,500	289,445
	E.I. du Pont de Nemours & Co.	5,500	236,555
	PPG Industries, Inc.	8,800	552,288
	Scotts Co., Class A (a)	200	14,242
	Chemicals Total		1,092,530
Construction Materials – 0.2%
	Martin Marietta Materials, Inc.	5,500	380,160
	Construction Materials Total		380,160
Containers & Packaging – 0.6%
	Ball Corp.	20,100	722,796
	Crown Holdings, Inc. (a)	5,700	81,111
	Pactiv Corp. (a)	14,800	319,384
	Containers & Packaging Total		1,123,291
Metals & Mining – 0.3%
	Alcoa, Inc.	11,300	295,269

8

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
	Phelps Dodge Corp.	1,200	111,000
	Southern Peru Copper Corp.	500	21,420
	Metals & Mining Total		427,689
Paper & Forest Products – 0.4%
	Georgia-Pacific Corp.	5,400	171,720
	MeadWestvaco Corp.	16,700	468,268
	Paper & Forest Products Total		639,988
	MATERIALS TOTAL		3,663,658
TELECOMMUNICATION SERVICES – 2.2%
Diversified Telecommunication Services – 1.7%
	AT&T Corp.	8,300	158,032
	SBC Communications, Inc.	34,300	814,625
	Sprint Corp.	19,900	499,291
	Verizon Communications, Inc.	44,900	1,551,295
	Diversified Telecommunication Services Total		3,023,243
Wireless Telecommunication Services – 0.5%
	Nextel Communications, Inc., Class A (a)	11,400	368,334
	NII Holdings, Inc. (a)	8,300	530,702
	Wireless Telecommunication Services Total		899,036
	TELECOMMUNICATION SERVICES TOTAL		3,922,279
UTILITIES – 2.6%
Electric Utilities – 1.6%
	American Electric Power Co., Inc.	19,900	733,713
	CenterPoint Energy, Inc.	13,900	183,619
	DTE Energy Co.	12,700	593,979
	Entergy Corp.	11,800	891,490
	FirstEnergy Corp.	9,600	461,856
	Electric Utilities Total		2,864,657
Gas Utilities – 0.1%
	ONEOK, Inc.	3,600	117,540
	Gas Utilities Total		117,540
Independent Power Producers & Energy Traders – 0.4%
	TXU Corp.	8,700	722,883
	Independent Power Producers & Energy Traders Total		722,883
Multi - Utilities – 0.5%
	PG&E Corp.	4,800	180,192

9

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi - Utilities – (continued)
	Sempra Energy	19,500	805,545
	Multi - Utilities Total		985,737
	UTILITIES TOTAL		4,690,817

	Total Common Stocks (cost of $101,087,172)		125,532,459

		Par ($)
Mortgage-Backed Securities – 11.8%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS – 1.1%
Federal Home Loan Mortgage Corp.
	4.000% 09/15/15	1,300,000	1,292,115
	5.500% 01/15/23–05/15/27	570,902	40,924
	7.000% 01/25/21	34,473	36,237
Federal National Mortgage Association
	5.500% 08/25/17	278,916	290,008
	6.000% 04/25/17	260,000	276,193
	AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS TOTAL		1,935,477
MORTGAGE - BACKED SECURITIES – 10.7%
Federal Home Loan Mortgage Corp.
	6.500% 07/01/29–11/01/32	752,938	781,004
	8.000% 07/01/10–09/01/25	97,605	105,069
Federal National Mortgage Association
	4.324% 08/01/36(b)	50,914	51,940
	5.500% 07/01/33	635,567	644,844
	6.500% 10/01/24–05/01/33	864,250	899,315
	7.500% 10/01/11	39,503	41,780
	8.500% 08/01/11	105,147	111,300
	10.000% 09/01/18	81,398	91,613
	TBA:
	4.500% 07/19/20(c)	1,803,000	1,794,548
	5.000% 07/19/20–09/14/35(c)	10,758,000	10,821,463
	5.500% 07/14/35(c)	3,927,000	3,979,771
Government National Mortgage Association
	7.500% 12/15/23	44,334	47,816
	10.000% 02/15/16	4,013	4,507
	MORTGAGE - BACKED SECURITIES TOTAL		19,374,970

	Total Mortgage-Backed Securities (cost of $21,274,400)		21,310,447

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – 8.7%
BASIC MATERIALS – 0.3%
Chemicals – 0.0%
E.I. Dupont De Nemours & Co.	3.375% 11/15/07	63,000	62,221
	Chemicals Total		62,221
Forest Products & Paper – 0.1%
International Paper Co.
	4.250% 01/15/09	61,000	60,202
	5.850% 10/30/12	62,000	64,799
Westvaco Corp.	8.200% 01/15/30	81,000	105,967
	Forest Products & Paper Total		230,968
Metals & Mining – 0.2%
Alcan, Inc.	4.500% 05/15/13	225,000	222,183
BHP Billiton Finance USA Ltd.	4.800% 04/15/13	48,000	48,645
	Metals & Mining Total		270,828
	BASIC MATERIALS TOTAL		564,017
COMMUNICATIONS – 1.2%
Media – 0.4%
Comcast Cable Communications, Inc.	7.125% 06/15/13	78,000	89,347
Knight-Ridder, Inc.	7.125% 06/01/11	58,000	64,755
Rogers Cable, Inc.	6.250% 06/15/13	17,000	16,957
TCI Communications, Inc.	9.875% 06/15/22	51,000	74,922
Thomson Corp.	5.250% 08/15/13	105,000	110,285
Time Warner, Inc.
	7.625% 04/15/31	142,000	176,797
	9.125% 01/15/13	88,000	110,964
Walt Disney Co.	5.500% 12/29/06	72,000	73,422
	Media Total		717,449
Telecommunications – 0.8%
BellSouth Corp.	5.000% 10/15/06	125,000	126,724
British Telecommunications PLC	8.125% 12/15/10	53,000	62,599
Cingular Wireless Services, Inc.
	8.125% 05/01/12	41,000	49,051
	8.750% 03/01/31	37,000	51,897
Deutsche Telekom International Finance BV	5.250% 07/22/13	183,000	189,778
SBC Communications, Inc.	5.750% 05/02/06	255,000	258,491
Sprint Capital Corp.
	6.125% 11/15/08	24,000	25,303
	8.750% 03/15/32	116,000	161,887
Verizon Global Funding Corp.	7.750% 12/01/30	28,000	36,044
Verizon New England, Inc.	6.500% 09/15/11	224,000	243,275

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunications – (continued)
Verizon Pennsylvania, Inc.	5.650% 11/15/11	140,000	146,278
	Telecommunications Total		1,351,327
	COMMUNICATIONS TOTAL		2,068,776
CONSUMER CYCLICAL – 0.6%
Auto Manufacturers – 0.2%
DaimlerChrysler N.A. Holding Corp.	4.050% 06/04/08	199,000	195,523
Ford Motor Co.	7.450% 07/16/31	252,000	209,160
	Auto Manufacturers Total		404,683
Home Builders – 0.3%
Dr. Horton, Inc.	7.875% 08/15/11	156,000	174,330
KB Home	5.750% 02/01/14	183,000	180,713
Toll Brothers, Inc.	4.950% 03/15/14	97,000	95,837
	Home Builders Total		450,880
Retail – 0.1%
Target Corp.
	5.375% 06/15/09	22,000	22,993
	5.400% 10/01/08	100,000	104,056
	5.875% 03/01/12	66,000	71,630
	Retail Total		198,679
	CONSUMER CYCLICAL TOTAL		1,054,242
CONSUMER NON-CYCLICAL – 0.4%
Beverages – 0.1%
Anheuser-Busch Companies, Inc.	5.950% 01/15/33	91,000	104,097
	Beverages Total		104,097
Commercial Services – 0.0%
R.R. Donnelley & Sons Co.	4.950% 04/01/14	14,000	13,716
	Commercial Services Total		13,716
Cosmetics / Personal Care – 0.0%
Procter & Gamble Co.	4.750% 06/15/07	51,000	51,801
	Cosmetics / Personal Care Total		51,801
Food – 0.2%
Kroger Co.	6.800% 04/01/11	19,000	20,824
Safeway, Inc.	4.950% 08/16/10	175,000	176,230
Unilever Capital Corp.	6.875% 11/01/05	50,000	50,517
	Food Total		247,571
Healthcare Services – 0.1%
WellPoint, Inc.
	6.375% 06/15/06	193,000	196,837

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – (continued)
	6.375% 01/15/12	45,000	49,800
	Healthcare Services Total		246,637
Household Products / Wares – 0.0%
Fortune Brands, Inc.	2.875% 12/01/06	65,000	63,700
	Household Products / Wares Total		63,700
	CONSUMER NON-CYCLICAL TOTAL		727,522
ENERGY – 0.7%
Oil & Gas – 0.4%
BP Capital Markets PLC	2.750% 12/29/06	137,000	134,694
Devon Energy Corp.	7.950% 04/15/32	31,000	40,759
USX Corp.	6.650% 02/01/06	194,000	196,683
Conoco Funding Co.	6.350% 10/15/11	142,000	157,590
XTO Energy, Inc.	7.500% 04/15/12	175,000	201,473
	Oil & Gas Total		731,199
Pipelines – 0.3%
Kinder Morgan Energy Partners LP	7.300% 08/15/33	270,000	328,693
TEPPCO Partners LP	7.625% 02/15/12	125,000	142,572
	Pipelines Total		471,265
	ENERGY TOTAL		1,202,464
FINANCIALS – 4.2%
Banks – 1.0%
Bank of New York Co., Inc.	3.900% 09/01/07	69,000	68,756
HSBC Holdings PLC	7.350% 11/27/32(d)	42,000	54,195
Key Bank National Association	7.000% 02/01/11	67,000	75,413
Marshall & Ilsley Corp.	4.375% 08/01/09	300,000	303,255
Mellon Funding Corp.	6.700% 03/01/08	101,000	107,510
National City Bank	4.625% 05/01/13	186,000	187,977
PNC Funding Corp.	5.750% 08/01/06	153,000	156,028
Scotland International Finance	4.250% 05/23/13(d)	114,000	110,710
SouthTrust Bank, Inc.	4.750% 03/01/13	53,000	54,186
U.S. Bank N.A.	6.375% 08/01/11	189,000	210,244
Union Planters Corp.	4.375% 12/01/10	203,000	204,283
Wachovia Corp.	4.875% 02/15/14	325,000	332,868
		Banks Total	1,865,425
Diversified Financial Services – 2.8%
American Express Co.
	3.750% 11/20/07	56,000	55,633
	4.750% 06/17/09	153,000	156,239

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
	5.500% 09/12/06	48,000	48,843
American General Finance Corp.	2.750% 06/15/08	65,000	62,212
Associates Corp. of North America	6.950% 11/01/18	120,000	144,877
Bear Stearns Companies, Inc.
	4.500% 10/28/10	185,000	186,413
	5.700% 01/15/07	64,000	65,535
Capital One Financial Corp.	5.500% 06/01/15	125,000	128,434
Caterpillar Financial Services Corp.
	2.350% 09/15/06	103,000	101,136
	4.500% 06/15/09	135,000	136,297
	5.950% 05/01/06	154,000	156,487
CIT Group, Inc.	7.375% 04/02/07	87,000	91,636
Citigroup Global Markets Holdings, Inc.	6.500% 02/15/08	70,000	74,276
Citigroup, Inc.
	5.000% 09/15/14	337,000	347,969
	6.000% 02/21/12	78,000	85,515
Countrywide Home Loans, Inc.	5.500% 08/01/06	302,000	306,527
Credit Suisse First Boston USA, Inc.	4.625% 01/15/08	100,000	101,227
General Electric Capital Corp.
	5.875% 02/15/12	25,000	27,002
	6.750% 03/15/32	307,000	378,144
Goldman Sachs Group, Inc.
	4.125% 01/15/08	40,000	40,064
	4.750% 07/15/13	112,000	112,210
	6.600% 01/15/12	169,000	188,251
HSBC Finance Corp.
	5.875% 02/01/09	106,000	111,387
	6.375% 11/27/12	53,000	58,620
	7.200% 07/15/06	117,000	120,828
International Lease Finance Corp.	4.500% 05/01/08	52,000	52,218
JPMorgan Chase Capital XV	5.875% 03/15/35	475,000	489,326
Lehman Brothers Holdings, Inc.
	4.000% 01/22/08	129,000	128,727
	7.875% 08/15/10	38,000	43,856
MassMutual Global Funding II	2.550% 07/15/08(d)	70,000	66,947
Merrill Lynch & Co., Inc.	6.000% 02/17/09	149,000	157,968
Morgan Stanley	4.750% 04/01/14	300,000	295,731
National Rural Utilities Cooperative Finance Corp.	5.750% 08/28/09	80,000	84,250

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Principal Life Global Funding I	6.250% 02/15/12(d)	144,000	158,419
Prudential Funding LLC	6.600% 05/15/08(d)	212,000	225,276
	Diversified Financial Services Total		4,988,480
Insurance – 0.1%
Hartford Financial Services Group, Inc.
	2.375% 06/01/06	46,000	45,361
	4.625% 07/15/13	35,000	34,891
Metlife, Inc.	5.375% 12/15/12	30,000	31,505
	Insurance Total		111,757
Real Estate – 0.0%
ERP Operating LP	5.200% 04/01/13	16,000	16,417
	Real Estate Total		16,417
Real Estate Investment Trusts (REITs) – 0.1%
Health Care Property Investors, Inc.	6.450% 06/25/12	58,000	62,714
Simon Property Group LP	3.750% 01/30/09	161,000	156,943
	Real Estate Investment Trusts (REITs) Total		219,657
Savings & Loans – 0.2%
Washington Mutual, Inc.
	2.400% 11/03/05	64,000	63,754
	4.625% 04/01/14	195,000	190,921
	5.625% 01/15/07	180,000	184,095
	Savings & Loans Total		438,770
	FINANCIALS TOTAL		7,640,506
INDUSTRIALS – 0.6%
Aerospace & Defense – 0.1%
Boeing Co.	5.125% 02/15/13	79,000	82,346
Raytheon Co.	5.375% 04/01/13	73,000	75,721
	Aerospace & Defense Total		158,067
Building Materials – 0.0%
Hanson Overseas BV	6.750% 09/15/05	68,000	68,350
	Building Materials Total		68,350
Environmental Control – 0.1%
Waste Management, Inc.	7.375% 08/01/10	118,000	131,849
	Environmental Control Total		131,849
Machinery – 0.2%
John Deere Capital Corp.	4.625% 04/15/09	300,000	303,633
	Machinery Total		303,633
Miscellaneous Manufacturing – 0.1%
General Electric Co.	5.000% 02/01/13	66,000	68,131

15

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Miscellaneous Manufacturing – (continued)
Tyco International Group SA	6.375% 10/15/11	113,000	124,227
	Miscellaneous Manufacturing Total		192,358
Transportation – 0.1%
Burlington Northern Santa Fe Corp.	6.750% 07/15/11	107,000	119,500
Canadian National Railway Co.	6.900% 07/15/28	95,000	117,812
	Transportation Total		237,312
	INDUSTRIALS TOTAL		1,091,569
TECHNOLOGY – 0.2%
Computers – 0.2%
Hewlett-Packard Co.	5.750% 12/15/06	212,000	217,056
International Business Machines Corp.
	4.875% 10/01/06	104,000	105,271
	5.875% 11/29/32	33,000	36,681
	Computers Total		359,008
	TECHNOLOGY TOTAL		359,008
UTILITIES – 0.5%
Electric – 0.4%
Consolidated Edison Co. of New York
	4.700% 06/15/09	108,000	109,853
	6.625% 12/15/05	108,000	109,266
NiSource Finance Corp.	5.400% 07/15/14	113,000	116,319
NY State Electric & Gas Corp.	5.750% 05/01/23	18,000	19,004
Public Service Electric & Gas Co.	4.000% 11/01/08	57,000	56,529
Scottish Power PLC	4.910% 03/15/10	275,000	277,549
Virginia Electric and Power Co.	5.375% 02/01/07	93,000	94,673
	Electric Total		783,193
Gas – 0.1%
Sempra Energy	4.750% 05/15/09	150,000	150,978
	Gas Total		150,978
	UTILITIES TOTAL		934,171

	Total Corporate Fixed-Income Bonds & Notes (cost of $15,125,547)		15,642,275
Government Agencies & Obligations – 6.3%
FOREIGN GOVERNMENT BONDS – 0.6%
Hellenic Republic of Greece	6.950% 03/04/08	162,000	173,512
Province of Quebec	7.500% 09/15/29	169,000	236,218
Republic of Italy
	2.750% 12/15/06	123,000	121,423

16

		Par ($)	Value ($)
Government Agencies & Obligations – (continued)
FOREIGN GOVERNMENT BONDS – (continued)
	3.750% 12/14/07	302,000	301,091
United Mexican States	7.500% 04/08/33	191,000	218,027
	FOREIGN GOVERNMENT BONDS TOTAL		1,050,271
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 5.7%
Federal Home Loan Mortgage Corp.
	4.875% 11/15/13	98,000	102,535
	6.750% 03/15/31	100,000	132,394
Federal National Mortgage Association	4.375% 03/15/13–07/17/13	1,592,000	1,576,976
U.S. Treasury Bond	6.250% 08/15/23	3,545,000	4,417,818
U.S. Treasury Inflation Index Note	3.625% 01/15/08	1,535,457	1,624,765
U.S. Treasury Note	4.250% 11/15/13	2,425,000	2,484,204
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		10,338,692

	Total Government Agencies & Obligations (cost of $10,883,187)		11,388,963
Asset-Backed Securities – 3.5%
American Express Credit Account Master Trust	1.690% 01/15/09	125,252	122,698
AmeriCredit Automobile Receivables Trust
	2.070% 08/06/08	460,000	452,961
	5.370% 06/12/08	283,991	285,103
Bank One Auto Securitization Trust	1.820% 09/20/07	301,505	299,451
Citibank Credit Card Issuance Trust	2.500% 04/07/08	621,000	614,840
Citibank Credit Card Master Trust I	6.100% 05/15/08	500,000	509,430
First Plus Home Loan Trust	7.220% 05/10/24	28,568	28,644
Ford Credit Auto Owner Trust
	2.700% 06/15/07	267,000	265,582
	5.180% 10/16/06	450,000	452,169
Honda Auto Receivables Owner Trust	3.060% 10/21/09	676,000	664,893
Long Beach Mortgage Loan Trust	3.394% 04/25/35(b)	1,212,847	1,213,259
Nissan Auto Receivables Owner Trust	2.700% 12/17/07	318,000	314,308
Volkswagen Auto Loan Enhanced Trust	2.270% 10/22/07	1,032,226	1,024,577

	Total Asset-Backed Securities (cost of $6,280,843)		6,247,915
Collateralized Mortgage Obligations – 0.2%
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Vendee Mortgage Trust
	0.304% 03/15/29(b)(e)	13,286,743	71,217

17

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	0.447% 09/15/27(b)(e)	9,776,176	130,512
	COLLATERALIZED MORTGAGE OBLIGATIONS TOTAL		201,729
COMMERCIAL MORTGAGE - BACKED SECURITIES – 0.1%
Merrill Lynch Mortgage Investors, Inc.	1.045% 12/15/30(b)	5,511,940	200,634
	COMMERCIAL MORTGAGE - BACKED SECURITIES TOTAL		200,634

	Total Collateralized Mortgage Obligations (cost of $612,513)		402,363

Units
Warrants – 0.0%
MATERIALS – 0.0%
Chemicals – 0.0%
Solutia, Inc.	(d)(f)	195	—
	Chemicals Total		—
	MATERIALS TOTAL		—

	Total Warrants (cost of $0)		—

		Par ($)
Short-Term Obligation – 9.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/05, due 07/01/05 at 3.100%, collateralized by a Government Agency Obligation maturing 11/17/08, market value of $16,957,500 (repurchase proceeds $16,623,431)	16,622,000	16,622,000

	Total Short-Term Obligation (cost of $16,622,000)		16,622,000

	Total Investments – 109.4% (cost of $171,885,662)(g)(h)		197,146,422

	Other Assets & Liabilities, Net – (9.4)%		(16,945,471)

	Net Assets – 100.0%		180,200,951

18

Notes to Investment Portfolio:

*

Security Valuation:
Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2005.

(c)	Security purchased on a delayed delivery basis.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $615,547, which represents 0.3% of net assets.

(e)	Restricted and illiquid security.

(f)	Amount represents less than $500.

(g)	Cost for federal income tax purposes is $171,885,662.

(h)	Unrealized appreciation and depreciation at June 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$28,000,451	$(2,739,691)	$25,260,760

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
TBA	To Be Announced

19

INVESTMENT PORTFOLIO
June 30, 2005 (Unaudited)	Nations MidCap Value Fund

		Shares	Value ($ )*
Common Stocks – 95.2%
CONSUMER DISCRETIONARY – 10.9%
Hotels, Restaurants & Leisure – 2.9%
	Brinker International, Inc. (a)	116,700	4,673,835
	Harrah’s Entertainment, Inc.	76,900	5,542,183
	Outback Steakhouse, Inc.	33,300	1,506,492
	Starwood Hotels & Resorts Worldwide, Inc.	78,600	4,603,602
	Hotels, Restaurants & Leisure Total		16,326,112
Media – 0.8%
	Dow Jones & Co., Inc.	135,000	4,785,750
	Media Total		4,785,750
Multiline Retail – 3.3%
	Dollar General Corp.	212,600	4,328,536
	Federated Department Stores, Inc.	77,600	5,686,528
	J.C. Penney Co., Inc.	86,700	4,558,686
	May Department Stores Co.	114,300	4,590,288
	Multiline Retail Total		19,164,038
Specialty Retail – 3.4%
	Linens ‘N Things, Inc. (a)	193,500	4,578,210
	OfficeMax, Inc.	89,400	2,661,438
	Sherwin-Williams Co.	126,100	5,938,049
	TJX Companies, Inc.	251,600	6,126,460
	Specialty Retail Total		19,304,157
Textiles, Apparel & Luxury Goods – 0.5%
	Reebok International Ltd.	69,100	2,890,453
	Textiles, Apparel & Luxury Goods Total		2,890,453
	CONSUMER DISCRETIONARY TOTAL		62,470,510
CONSUMER STAPLES – 4.5%
Beverages – 0.8%
	Pepsi Bottling Group, Inc.	170,600	4,880,866
	Beverages Total		4,880,866
Food & Staples Retailing – 1.6%
	Kroger Co. (a)	241,800	4,601,454
	SUPERVALU, Inc.	135,300	4,412,133
	Food & Staples Retailing Total		9,013,587
Food Products – 1.1%
	Dean Foods Co. (a)	70,800	2,494,992
	TreeHouse Foods, Inc. (a)	14,160	403,702
	Tyson Foods, Inc., Class A	175,700	3,127,460
	Food Products Total		6,026,154

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 1.0%
	UST, Inc.	128,100	5,849,046
	Tobacco Total		5,849,046
	CONSUMER STAPLES TOTAL		25,769,653
ENERGY – 9.5%
Energy Equipment & Services – 3.8%
	Baker Hughes, Inc.	76,900	3,934,204
	National-Oilwell Varco, Inc. (a)	83,208	3,955,708
	Noble Corp.	82,000	5,043,820
	Technip SA, ADR	86,500	4,030,900
	Transocean, Inc. (a)	88,600	4,781,742
	Energy Equipment & Services Total		21,746,374
Oil, Gas & Consumable Fuels – 5.7%
	Arch Coal, Inc.	104,125	5,671,689
	Ashland, Inc. (a)	71,100	5,109,957
	EOG Resources, Inc.	49,900	2,834,320
	Marathon Oil Corp.	133,400	7,119,558
	Murphy Oil Corp.	44,800	2,339,904
	Occidental Petroleum Corp.	63,200	4,861,976
	Williams Companies, Inc.	241,100	4,580,900
	Oil, Gas & Consumable Fuels Total		32,518,304
	ENERGY TOTAL		54,264,678
FINANCIALS – 21.9%
Commercial Banks – 7.3%
	City National Corp.	60,300	4,324,113
	Compass Bancshares, Inc.	93,100	4,189,500
	Cullen/Frost Bankers, Inc.	102,850	4,900,802
	Marshall & Ilsley Corp.	192,400	8,552,180
	Mercantile Bankshares Corp.	55,400	2,854,762
	North Fork Bancorporation, Inc.	149,600	4,202,264
	UnionBanCal Corp.	67,100	4,490,332
	Wachovia Corp.	80,910	4,013,136
	Zions Bancorporation	58,850	4,327,241
	Commercial Banks Total		41,854,330
Diversified Financial Services – 0.7%
	CIT Group, Inc.	95,000	4,082,150
	Diversified Financial Services Total		4,082,150
Insurance – 6.7%
	Ace Ltd.	95,500	4,283,175
	Ambac Financial Group, Inc.	69,500	4,848,320

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	Endurance Specialty Holdings Ltd.	122,500	4,632,950
	Genworth Financial, Inc., Class A	150,300	4,543,569
	Hartford Financial Services Group, Inc.	64,600	4,830,788
	Lincoln National Corp.	108,200	5,076,744
	Loews Corp.	73,700	5,711,750
	Old Republic International Corp.	168,300	4,256,307
	Insurance Total		38,183,603
Real Estate – 4.6%
	Archstone-Smith Trust, REIT	164,100	6,337,542
	Boston Properties, Inc., REIT	86,900	6,083,000
	Equity Office Properties Trust, REIT	137,900	4,564,490
	Host Marriott Corp., REIT	373,000	6,527,500
	ProLogis Trust, REIT	65,213	2,624,171
	Real Estate Total		26,136,703
Thrifts & Mortgage Finance – 2.6%
	Golden West Financial Corp.	50,700	3,264,066
	PMI Group, Inc.	157,000	6,119,860
	Sovereign Bancorp, Inc.	232,800	5,200,752
	Thrifts & Mortgage Finance Total		14,584,678
	FINANCIALS TOTAL		124,841,464
HEALTH CARE – 5.2%
Health Care Equipment & Supplies – 0.9%
	Millipore Corp. (a)	89,600	5,083,008
	Health Care Equipment & Supplies Total		5,083,008
Health Care Providers & Services – 2.9%
	CIGNA Corp.	39,900	4,270,497
	Community Health Systems, Inc. (a)	119,800	4,527,242
	Medco Health Solutions, Inc. (a)	56,800	3,030,848
	Triad Hospitals, Inc. (a)	89,200	4,873,888
	Health Care Providers & Services Total		16,702,475
Pharmaceuticals – 1.4%
	IVAX Corp. (a)	154,500	3,321,750
	Shire Pharmaceuticals Group PLC, ADR	143,400	4,703,520
	Pharmaceuticals Total		8,025,270
	HEALTH CARE TOTAL		29,810,753
INDUSTRIALS – 15.1%
Aerospace & Defense – 2.3%
	Goodrich Corp.	143,200	5,865,472
	Northrop Grumman Corp.	71,925	3,973,856

3

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
	Rockwell Collins, Inc.	64,300	3,065,824
	Aerospace & Defense Total		12,905,152
Building Products – 0.6%
	American Standard Companies, Inc.	81,000	3,395,520
	Building Products Total		3,395,520
Commercial Services & Supplies – 2.9%
	Avery Dennison Corp.	74,300	3,934,928
	Manpower, Inc.	70,300	2,796,534
	Pitney Bowes, Inc.	122,500	5,334,875
	Waste Management, Inc.	160,100	4,537,234
	Commercial Services & Supplies Total		16,603,571
Construction & Engineering – 0.9%
	Fluor Corp.	71,900	4,140,721
	Jacobs Engineering Group, Inc. (a)	16,874	949,331
	Construction & Engineering Total		5,090,052
Electrical Equipment – 0.7%
	Cooper Industries Ltd., Class A	62,100	3,968,190
	Electrical Equipment Total		3,968,190
Machinery – 4.5%
	AGCO Corp. (a)	160,700	3,072,584
	Dover Corp.	77,500	2,819,450
	Eaton Corp.	49,500	2,965,050
	Harsco Corp.	51,300	2,798,415
	Ingersoll-Rand Co., Ltd., Class A	59,200	4,223,920
	Kennametal, Inc.	115,300	5,286,505
	Parker Hannifin Corp.	69,200	4,291,092
	Machinery Total		25,457,016
Road & Rail – 1.8%
	Burlington Northern Santa Fe Corp.	113,800	5,357,704
	Norfolk Southern Corp.	156,800	4,854,528
	Road & Rail Total		10,212,232
Trading Companies & Distributors – 1.4%
	GATX Corp.	88,400	3,049,800
	United Rentals, Inc. (a)	259,000	5,234,390
	Trading Companies & Distributors Total		8,284,190
	INDUSTRIALS TOTAL		85,915,923
INFORMATION TECHNOLOGY – 7.0%
Communications Equipment – 1.2%
	Andrew Corp. (a)	224,600	2,865,896

4

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
	Harris Corp.	125,250	3,909,053
	Communications Equipment Total		6,774,949
Computers & Peripherals – 0.3%
	ATI Technologies, Inc. (a)	144,600	1,713,510
	Computers & Peripherals Total		1,713,510
Electronic Equipment & Instruments – 3.8%
	Agilent Technologies, Inc. (a)	125,000	2,877,500
	Arrow Electronics, Inc. (a)	178,000	4,834,480
	Flextronics International Ltd. (a)	383,200	5,062,072
	Ingram Micro, Inc., Class A (a)	114,200	1,788,372
	Mettler-Toledo International, Inc. (a)	90,200	4,201,516
	Tektronix, Inc.	138,250	3,217,077
	Electronic Equipment & Instruments Total		21,981,017
Semiconductors & Semiconductor Equipment – 0.9%
	Fairchild Semiconductor International, Inc. (a)	292,300	4,311,425
	MEMC Electronic Materials, Inc. (a)	37,300	588,221
	Semiconductors & Semiconductor Equipment Total		4,899,646
Software – 0.8%
	Activision, Inc. (a)	89,500	1,478,540
	Cadence Design Systems, Inc. (a)	105,600	1,442,496
	Electronic Arts, Inc. (a)	27,900	1,579,419
	Software Total		4,500,455
	INFORMATION TECHNOLOGY TOTAL		39,869,577
MATERIALS – 7.6%
Chemicals – 4.6%
	Agrium, Inc.	247,500	4,853,475
	Celanese Corp., Series A	175,000	2,780,750
	Eastman Chemical Co.	51,000	2,812,650
	Lubrizol Corp.	115,000	4,831,150
	Lyondell Chemical Co.	99,600	2,631,432
	Nalco Holding Co. (a)	200,000	3,926,000
	Rohm and Haas Co.	98,600	4,569,124
	Chemicals Total		26,404,581
Construction Materials – 0.9%
	Martin Marietta Materials, Inc.	79,000	5,460,480
	Construction Materials Total		5,460,480
Containers & Packaging – 1.1%
	Bemis Co., Inc.	125,400	3,328,116

5

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Containers & Packaging – (continued)
	Crown Holdings, Inc. (a)	195,200	2,777,696
	Containers & Packaging Total		6,105,812
Metals & Mining – 0.5%
	Freeport-McMoRan Copper & Gold, Inc., Class B	79,900	2,991,456
	Metals & Mining Total		2,991,456
Paper & Forest Products – 0.5%
	Georgia-Pacific Corp.	84,100	2,674,380
	Paper & Forest Products Total		2,674,380
	MATERIALS TOTAL		43,636,709
TELECOMMUNICATION SERVICES – 0.5%
Wireless Telecommunication Services – 0.5%
	Telephone & Data Systems, Inc.	36,100	1,473,241
	Telephone & Data Systems, Inc., Special Shares	36,100	1,384,074
	Wireless Telecommunication Services Total		2,857,315
	TELECOMMUNICATION SERVICES TOTAL		2,857,315
UTILITIES – 13.0%
Electric Utilities – 7.7%
	Consolidated Edison, Inc.	60,700	2,843,188
	DTE Energy Co.	99,100	4,634,907
	Edison International	139,600	5,660,780
	Entergy Corp.	112,100	8,469,155
	FPL Group, Inc.	75,800	3,188,148
	NSTAR	127,800	3,940,074
	PG&E Corp.	192,300	7,218,942
	PPL Corp.	83,000	4,928,540
	Reliant Energy, Inc. (a)	241,100	2,984,818
	Electric Utilities Total		43,868,552
Gas Utilities – 0.6%
	AGL Resources, Inc.	85,300	3,296,845
	Gas Utilities Total		3,296,845
Independent Power Producers & Energy Traders – 0.6%
	AES Corp. (a)	197,500	3,235,050
	Independent Power Producers & Energy Traders Total		3,235,050
Multi-utilities – 4.1%
	Constellation Energy Group, Inc.	162,500	9,374,625
	Public Service Enterprise Group, Inc.	113,200	6,884,824

6

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi-utilities – (continued)
	Sempra Energy	176,200	7,278,822
	Multi-utilities Total		23,538,271
	UTILITIES TOTAL		73,938,718
	Total Common Stocks (cost of $434,116,344)		543,375,300
Convertible Preferred Stocks – 0.6%
BASIC MATERIALS – 0.1%
Chemicals – 0.1%
	Celanese Corp.	25,000	612,500
	Chemicals Total		612,500
	BASIC MATERIALS TOTAL		612,500
FINANCIALS – 0.5%
Insurance – 0.5%
	Hartford Financial Services Group, Inc.	41,600	2,878,720
	Insurance Total		2,878,720
	FINANCIALS TOTAL		2,878,720
	Total Convertible Preferred Stocks (cost of $2,762,775)		3,491,220

		Par ($)	Value ($)
Convertible Bond – 0.5%
COMMUNICATIONS – 0.5%
Telecommunication Services – 0.5%
Lucent Technologies, Inc.	2.750% 06/15/25	2,125,964	2,457,487
	Telecommunication Services Total		2,457,487
	COMMUNICATIONS TOTAL		2,457,487
	Total Convertible Bond (cost of $2,429,542)		2,457,487
Short-Term Obligation – 2.5%
	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/05, due 07/01/05 at 3.100%, collateralized by a U.S. Government Agency Bond maturing 07/15/14, market value of $14,685,431 (repurchase proceeds $14,396,240)	14,395,000	14,395,000

	Total Short-Term Obligation (cost of $14,395,000)		14,395,000

	Total Investments – 98.8% (cost of $453,703,661)(b)(c)		563,719,007

	Other Assets & Liabilities, Net – 1.2%		6,936,923

	Net Assets – 100.0%		570,655,930

7

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $453,703,661.
(c)	Unrealized appreciation and depreciation at June 30, 2005 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$117,989,113	$(7,973,767)	$110,015,346

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

8

INVESTMENT PORTFOLIO

June 30, 2005 (Unaudited)	Nations Marsico MidCap Growth Fund

		Shares	Value ($)*
Common Stocks – 94.3%
CONSUMER DISCRETIONARY – 25.8%
Hotels, Restaurants & Leisure – 15.5%
	The Cheesecake Factory, Inc. (a)	136,379	4,736,443
	Kerzner International Ltd. (a)	266,082	15,153,370
	Las Vegas Sands Corp. (a)	241,498	8,633,553
	MGM Mirage (a)	273,898	10,840,883
	Shangri-La Asia Ltd.	6,452,000	9,963,954
	Station Casinos, Inc.	148,871	9,885,034
	Wynn Resorts Ltd. (a)	278,561	13,167,578
	Yum! Brands, Inc.	93,510	4,870,001
	Hotels, Restaurants & Leisure Total		77,250,816
Household Durables – 4.2%
	Harman International Industries, Inc.	201,151	16,365,646
	Toll Brothers, Inc. (a)	47,413	4,814,790
	Household Durables Total		21,180,436
Multiline Retail – 3.1%
	Nordstrom, Inc.	226,162	15,372,231
	Multiline Retail Total		15,372,231
Specialty Retail – 0.5%
	MarineMax, Inc. (a)	83,340	2,604,375
	Specialty Retail Total		2,604,375
Textiles, Apparel & Luxury Goods – 2.5%
	Coach, Inc. (a)	372,806	12,515,097
	Textiles, Apparel & Luxury Goods Total		12,515,097
	CONSUMER DISCRETIONARY TOTAL		128,922,955
CONSUMER STAPLES – 2.6%
Food & Staples Retailing – 0.5%
	Whole Foods Market, Inc.	21,030	2,487,849
	Food & Staples Retailing Total		2,487,849
Food Products – 2.1%
	Dean Foods Co. (a)	298,427	10,516,568
	Food Products Total		10,516,568
	CONSUMER STAPLES TOTAL		13,004,417
FINANCIALS – 29.1%
Capital Markets – 4.3%
	Crystal River Capital (a)(b)	300,129	7,503,225
	Jefferies Group, Inc.	370,825	14,050,559
	Capital Markets Total		21,553,784
Commercial Banks – 5.5%
	Bank of Hawaii Corp.	205,807	10,444,706

1

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	UCBH Holdings, Inc.	1,046,080	16,988,339
	Commercial Banks Total		27,433,045
Consumer Finance – 2.7%
	First Marblehead Corp. (a)	391,393	13,722,239
	Consumer Finance Total		13,722,239
Diversified Financial Services – 4.0%
	Chicago Mercantile Exchange	66,673	19,701,871
	Nuveen Investments, Class A	6,459	242,988
	Diversified Financial Services Total		19,944,859
Real Estate – 9.7%
	Brascan Corp., Class A	62,785	2,399,035
	Government Properties Trust, Inc.	550,867	5,354,427
	KKR Financial Corp.	401,936	10,048,400
	Rayonier, Inc.	67,932	3,602,434
	Redwood Trust, Inc.	45,823	2,364,467
	St. Joe Co.	302,412	24,658,674
	Real Estate Total		48,427,437
Thrifts & Mortgage Finance – 2.9%
	Countrywide Financial Corp.	381,131	14,715,468
	Thrifts & Mortgage Finance Total		14,715,468
	FINANCIALS TOTAL		145,796,832
HEALTH CARE – 18.7%
Biotechnology – 4.2%
	Genzyme Corp. (a)	346,428	20,816,859
	Biotechnology Total		20,816,859
Health Care Equipment & Supplies – 3.9%
	Biosite, Inc. (a)	39,344	2,163,526
	Cochlear Ltd.	86,814	2,583,184
	Zimmer Holdings, Inc. (a)	192,890	14,692,431
	Health Care Equipment & Supplies Total		19,439,141
Health Care Providers & Services – 8.6%
	AMERIGROUP Corp. (a)	356,386	14,326,717
	PacifiCare Health Systems, Inc. (a)	207,754	14,844,023
	Quest Diagnostics, Inc.	260,494	13,876,516
	Health Care Providers & Services Total		43,047,256

2

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – 2.0%
	Amylin Pharmaceuticals, Inc. (a)	487,538	10,204,170
	Pharmaceuticals Total		10,204,170
	HEALTH CARE TOTAL		93,507,426
INDUSTRIALS – 6.8%
Aerospace & Defense – 0.7%
	Alliant Techsystems, Inc. (a)	34,447	2,431,958
	Hexcel Corp. (a)	57,784	977,705
	Aerospace & Defense Total		3,409,663
Air Freight & Logistics – 3.0%
	Expeditors International of Washington, Inc.	298,129	14,849,806
	Air Freight & Logistics Total		14,849,806
Machinery – 3.1%
	Caterpillar, Inc.	141,108	13,449,003
	Watts Water Technologies, Inc., Class A	69,430	2,325,211
	Machinery Total		15,774,214
	INDUSTRIALS TOTAL		34,033,683
INFORMATION TECHNOLOGY – 11.3%
Communications Equipment – 5.4%
	Cisco Systems, Inc. (a)	362,510	6,927,566
	Juniper Networks, Inc. (a)	186,157	4,687,433
	QUALCOMM, Inc.	459,060	15,153,571
	Communications Equipment Total		26,768,570
Computers & Peripherals – 1.9%
	NCR Corp. (a)	269,887	9,478,431
	Computers & Peripherals Total		9,478,431
Internet Software & Services – 2.1%
	Google, Inc., Class A (a)	35,698	10,500,567
	Internet Software & Services Total		10,500,567
Software – 1.9%
	Adobe Systems, Inc.	335,596	9,604,758
	Software Total		9,604,758
	INFORMATION TECHNOLOGY TOTAL		56,352,326

	Total Common Stocks (cost of $440,911,191)		471,617,639
Investment Company – 4.5%
	SSGA Prime Money Market Fund	22,689,624	22,689,624

	Total Investment Company (cost of $22,689,624)		22,689,624

3

		Shares	Value ($)
Convertible Preferred Stocks – 1.5%
FINANCIALS – 1.5%
Diversified Financial Services – 1.5%
	Merrill Lynch & Co., Inc.	199,144	7,238,884
	Diversified Financial Services Total		7,238,884
	FINANCIALS TOTAL		7,238,884

	Total Convertible Preferred Stocks (cost of $6,780,853)		7,238,884

	Total Investments – 100.3% (cost of $470,381,668)(c)(d)		501,546,147

	Other Assets & Liabilities, Net – (0.3)%		(1,444,019)

	Net Assets – 100.0%		500,102,128

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the value of this security represents 1.5% of net assets.

(c)	Cost for federal income tax purposes is $470,381,668.

(d)	Unrealized appreciation and depreciation at June 30, 2005 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$53,750,485	$(22,586,006)	$31,164,479

4

INVESTMENT PORTFOLIO

June 30, 2005 (Unaudited)	Nations Global Value Fund

		Shares	Value ($)*
Common Stocks – 99.5%
CONSUMER DISCRETIONARY – 12.8%
Auto Components – 0.5%
	Goodyear Tire & Rubber Co. (a)	135,100	2,012,990
	Auto Components Total		2,012,990
Automobiles – 6.9%
	DaimlerChrysler AG	156,800	6,353,551
	Ford Motor Co.	498,600	5,105,664
	General Motors Corp.	224,600	7,636,400
	Volkswagen AG	154,700	7,060,390
	Automobiles Total		26,156,005
Household Durables – 1.1%
	Matsushita Electric Industrial Co., Ltd.	270,000	4,100,524
	Household Durables Total		4,100,524
Leisure Equipment & Products – 1.1%
	Fuji Photo Film Co., Ltd.	121,000	3,940,022
	Leisure Equipment & Products Total		3,940,022
Multiline Retail – 2.3%
	Marks & Spencer Group PLC	1,359,961	8,760,613
	Multiline Retail Total		8,760,613
Specialty Retail – 0.9%
	Toys “R” Us, Inc. (a)	127,200	3,368,256
	Specialty Retail Total		3,368,256
	CONSUMER DISCRETIONARY TOTAL		48,338,410
CONSUMER STAPLES – 19.1%
Food & Staples Retailing – 11.1%
	Albertson’s, Inc.	345,900	7,153,212
	J Sainsbury PLC	1,079,400	5,502,234
	Koninklijke Ahold NV (a)	374,580	3,070,469
	Koninklijke Ahold NV (a)(b)	136,120	1,115,789
	Kroger Co. (a)	641,319	12,204,301
	Safeway, Inc.	534,200	12,067,578
	William Morrison Supermarkets PLC	290,932	965,604
	Food & Staples Retailing Total		42,079,187
Food Products – 6.7%
	Nestle SA, Registered Shares	48,300	12,347,488
	Unilever NV	162,400	10,517,539
	Unilever PLC	246,100	2,366,307
	Food Products Total		25,231,334

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 1.3%
	Altria Group, Inc.	75,500	4,881,830
	Tobacco Total		4,881,830
	CONSUMER STAPLES TOTAL		72,192,351
ENERGY – 2.3%
Oil, Gas & Consumable Fuels – 2.3%
	El Paso Corp.	347,900	4,007,808
	Lukoil, ADR	122,982	4,526,968
	Oil, Gas & Consumable Fuels Total		8,534,776
	ENERGY TOTAL		8,534,776
FINANCIALS – 19.4%
Capital Markets – 0.7%
	JPMorgan Chase & Co.	72,700	2,567,764
	Capital Markets Total		2,567,764

Commercial Banks – 10.4%
	ABN AMRO Holding NV	232,805	5,718,837
	Banca Intesa S.p.A.	890,178	4,062,435
	Banco Bilbao Vizcaya Argentaria SA	367,780	5,661,175
	Banco Santander Central Hispano SA	242,100	2,796,629
	Bayerische Hypo-und Vereinsbank AG (a)	258,100	6,715,379
	Mitsubishi Tokyo Financial Group, Inc.	755	6,378,964
	Sumitomo Mitsui Financial Group, Inc.	1,144	7,714,365
	Commercial Banks Total		39,047,784
Insurance – 7.7%
	Aegon NV	591,913	7,633,877
	Loews Corp.	56,600	4,386,500
	Millea Holdings, Inc.	596	8,033,817
	Muenchener Rueckversicherungs AG, Registered Shares	22,000	2,343,997
	Zurich Financial Services AG (a)	39,600	6,803,110
	Insurance Total		29,201,301
Thrift & Mortgage Finance – 0.6%
	Hypo Real Estate Holding AG	64,525	2,450,618
	Thrift & Mortgage Finance Total		2,450,618
	FINANCIALS TOTAL		73,267,467

2

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – 15.1%
Health Care Providers & Services – 1.6%
	Tenet Healthcare Corp. (a)	509,400	6,235,056
	Health Care Providers & Services Total		6,235,056
Pharmaceuticals – 13.5%
	Bristol-Myers Squibb Co.	325,600	8,133,488
	GlaxoSmithKline PLC	300,900	7,263,039
	Merck & Co., Inc.	299,300	9,218,440
	Pfizer, Inc.	296,000	8,163,680
	Sankyo Co. Ltd.	133,500	2,557,281
	Sanofi-Aventis	61,949	5,073,771
	Schering-Plough Corp.	554,900	10,576,394
	Pharmaceuticals Total		50,986,093
	HEALTH CARE TOTAL		57,221,149
INDUSTRIALS – 1.6%
Aerospace & Defense – 1.6%
	BAE Systems PLC	1,164,300	5,962,636
	Aerospace & Defense Total		5,962,636
	INDUSTRIALS TOTAL		5,962,636
INFORMATION TECHNOLOGY – 7.6%
Communications Equipment – 1.7%
	Alcatel SA (a)	587,600	6,409,274
	Communications Equipment Total		6,409,274
Electronic Equipment & Instruments – 2.1%
	Hitachi Ltd.	1,298,000	7,866,831
	Electronic Equipment & Instruments Total		7,866,831
IT Services – 0.3%
	Unisys Corp. (a)	201,500	1,275,495
	IT Services Total		1,275,495
Office Electronics – 0.9%
	Xerox Corp. (a)	249,700	3,443,363
	Office Electronics Total		3,443,363
Semiconductors & Semiconductor Equipment – 2.6%
	Micron Technology, Inc. (a)	330,000	3,369,300
	STMicroelectronics NV	403,300	6,421,488
	Semiconductors & Semiconductor Equipment Total		9,790,788
	INFORMATION TECHNOLOGY TOTAL		28,785,751

3

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – 0.8%
Chemicals – 0.8%
	Akzo Nobel NV	80,800	3,172,391
	Chemicals Total		3,172,391
	MATERIALS TOTAL		3,172,391
TELECOMMUNICATION SERVICES – 20.8%
Diversified Telecommunication Services – 20.8%
	BellSouth Corp.	312,800	8,311,096
	Brasil Telecom Participacoes SA, ADR	49,700	1,794,170
	BT Group PLC	1,664,893	6,834,556
	Deutsche Telekom AG, Registered Shares	492,603	9,107,382
	KT Corp.	22,790	923,677
	KT Corp., ADR	272,820	5,865,630
	Nippon Telegraph & Telephone Corp.	2,231	9,570,825
	SBC Communications, Inc.	285,500	6,780,625
	Tele Norte Leste Participacoes SA, ADR (a)	342,100	5,695,965
	Telecom Italia S.p.A.	1,911,493	5,941,424
	Telefonica SA (a)	518,275	8,465,744
	Telefonos de Mexico SA de CV, ADR	335,000	6,328,150
	Verizon Communications, Inc.	92,800	3,206,240
	Diversified Telecommunication Services Total		78,825,484
	TELECOMMUNICATION SERVICES TOTAL		78,825,484

	Total Common Stocks (cost of $325,756,036)		376,300,415

Short-Term Obligation – 0.6%
	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/05, due 07/01/05 at 3.100%, collateralized by a FHLMC bond maturing 0715/14, market value of $2,238,600 (repurchase proceeds $2,193,189)	2,193,000	2,193,000

	Total Short-Term Obligation (cost of $2,193,000)		2,193,000

	Total Investments – 100.1% (cost of $327,949,036)(c)(d)		378,493,415

	Other Assets & Liabilities, Net – (0.1)%		(267,966)

	Net Assets – 100.0%		378,225,449

4

Notes to Investment Portfolio:
*

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s (Funds’) shares are determined as of such times.  Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $1,115,789, which represents 0.3% of net assets.

(c)	Cost for federal income tax purposes is $327,949,036.

(d)	Unrealized appreciate and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
66,421,628	(15,877,249)	50,544,379

5

		% of Total
Summary of Securities	Value ($)	Investments
UNITED STATES	134,105,480	35.5%
JAPAN	50,162,629	13.3
UNITED KINGDOM	37,654,988	9.9
NETHERLANDS	37,650,391	9.9
GERMANY	34,031,317	9.0
SWITZERLAND	19,150,598	5.1
SPAIN	16,923,548	4.5
FRANCE	11,483,046	3.0
ITALY	10,003,859	2.6
KOREA, REPUBLIC	6,789,307	2.0
MEXICO	6,328,150	2.0
BRAZIL	7,490,135	2.0
RUSSIAN FEDERATION	4,526,967	1.2

	$376,300,415	100.0%

Acronym	Name
ADR	American Depositary Receipt

6

INVESTMENT
PORTFOLIO

June 30, 2005 (Unaudited)	Nations Strategic Income Fund

			Par ($)	Value ($)*
Government Agencies & Obligations – 41.8%
FOREIGN GOVERNMENT BONDS – 27.4%
Aries Vermoegensverwaltungs GmbH
	7.750% 10/25/09 (a)	EUR	250,000	351,088
	9.600% 10/25/14		250,000	323,850
Corp. Andina de Fomento	6.375% 06/18/09	EUR	350,000	478,736
European Investment Bank	7.625% 12/07/07	GBP	100,000	192,829
Federal Republic of Brazil
	2.750% 01/15/20		1,250,000	1,698,750
	4.313% 04/15/12 (b)		5,291,245	5,089,648
Government of Canada
	5.500% 06/01/10	CAD	1,000,000	895,567
	5.250% 06/01/13	CAD	2,575,000	2,320,275
Government of Malaysia	7.500% 07/15/11		400,000	463,708
Government of Spain	5.500% 07/30/17	EUR	500,000	737,238
Kingdom of Norway
	5.500% 05/15/09	NOK	5,300,000	890,541
	6.000% 05/16/11	NOK	5,080,000	895,668
Kingdom of Sweden
	5.000% 01/28/09	SEK	15,700,000	2,206,136
	6.750% 05/05/14	SEK	9,265,000	1,542,041
Republic of Bulgaria
	7.500% 01/15/13	EUR	200,000	308,280
	8.250% 01/15/15 (a)		300,000	367,110
	8.250% 01/15/15		750,000	944,325
Republic of Chile	5.500% 01/15/13		971,000	1,029,114
Republic of Colombia
	10.750% 01/15/13		300,000	363,750
	11.750% 02/25/20		300,000	392,250
	9.750% 04/09/11		708,679	810,020
Republic of France
	4.750% 10/25/12	EUR	1,000,000	1,360,964
	5.500% 10/25/10	EUR	350,000	485,027
Republic of Germany
	4.250% 07/04/14	EUR	1,250,000	1,656,705
	5.250% 07/04/10	EUR	1,580,000	2,155,965
	6.000% 07/04/07	EUR	440,000	573,550
Republic of Italy	5.000% 02/01/12	EUR	2,135,000	2,914,986

1

			Par ($)	Value ($)*
Government Agencies & Obligations – (continued)
FOREIGN GOVERNMENT BONDS – (continued)
Government of New Zealand
	6.000% 11/15/11	NZD	2,305,000	1,624,413
	6.500% 02/15/06	NZD	1,050,000	731,027
	7.000% 07/15/09	NZD	1,305,000	944,759
Republic of Panama
	9.375% 07/23/12		400,000	478,000
	8.875% 09/30/27		400,000	476,000
Republic of Peru
	5.000% 03/07/17		680,000	647,700
	7.500% 10/14/14	EUR	380,000	517,553
Republic of Philippines
	0.625% 03/16/25		550,000	619,575
Republic of Poland	6.000% 05/24/09	PLN	3,020,000	946,346
Republic of South Africa
	6.500% 06/02/14		176,000	195,536
	7.375% 04/25/12		500,000	572,800
Republic of Venezuela
	4.563% 12/18/07(b)		476,190	475,000
	9.250% 09/15/27(c)		250,000	262,250
Russian Federation
	5.000% 03/31/30		4,800,000	5,358,720
	8.750% 07/24/05		1,000,000	1,002,200
United Kingdom Treasury
	5.000% 09/07/14	GBP	710,000	1,353,324
	7.500% 12/07/06	GBP	400,000	750,678
	9.000% 07/12/11	GBP	600,000	1,355,073
United Mexican States
	11.500% 05/15/26(c)		2,050,000	3,272,825
	8.125% 12/30/19		1,150,000	1,398,400
	9.875% 02/01/10		550,000	663,300
	7.500% 04/08/33		1,041,000	1,188,301
Victoria Treasury Corp.	7.500% 08/15/08	AUD	2,420,000	1,956,373
Western Australia Treasury Corp.	8.000% 10/15/07	AUD	1,655,000	1,332,497
FOREIGN GOVERNMENT BONDS TOTAL				59,570,771
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 14.4%
Federal Farm Credit Bank	2.500% 03/15/06		280,000	277,616
Federal Home Loan Bank	2.000% 02/13/06		300,000	296,887

2

		Par ($)	Value ($)
Government Agencies & Obligations – (continued)
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – (continued)
Federal Home Loan Mortgage Corp.	1.875% 02/15/06	1,000,000	988,343
	5.125% 10/15/08(c)	1,280,000	1,327,179
	5.750% 03/15/09(c)	1,010,000	1,072,451
	6.750% 03/15/31(c)	406,000	537,518
Federal National Mortgage Association	4.375% 07/17/13	3,003,000	2,960,273
U.S. Treasury Bonds
	4.750% 05/15/14(c)	1,825,000	1,936,496
	6.875% 08/15/25	1,740,000	2,342,203
U.S. Treasury Notes
	2.750% 06/30/06	2,550,000	2,530,378
	4.000% 06/15/09(c)	4,650,000	4,700,131
	4.250% 08/15/13(c)	2,290,000	2,347,250
U.S. Treasury
	STRIPS
	11/15/08–05/15/23	13,800,000	9,886,658
TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS			31,203,383
	Total Government Agencies & Obligations (cost of $106,220,992)		90,774,154
Corporate Fixed-Income Bonds & Notes – 32.2%
BASIC MATERIALS – 2.4%
Chemicals – 1.2%
EquiStar Chemicals LP	10.625% 05/01/11	500,000	555,000
Huntsman International LLC
	7.375% 01/01/15(a)(c)	150,000	146,250
Huntsman LLC	11.500% 07/15/12	190,000	220,875
Innophos Investments Holdings, Inc.
	PIK,
	11.790% 02/15/15(a)(b)	118,302	108,838
Rhodia SA
	8.875% 06/01/11	415,000	398,400
United Agri Products
	8.250% 12/15/11	505,000	522,675

		Par ($)	Value ($)
BCP Crystal US Holdings Corp.
	9.625% 06/15/14	100,000	112,000
Lyondell Chemical Co.
	9.625% 05/01/07	150,000	160,125
	10.875% 05/01/09	5,000	5,200
NOVA Chemicals Corp.	6.500% 01/15/12	250,000	243,125

3

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS (continued)
Chemicals – (continued)
Terra Capital, Inc.	12.875% 10/15/08		230,000	271,975
Chemicals Total				2,744,463
Forest Products & Paper – 1.0%
Abitibi-Consolidated, Inc.	8.375% 04/01/15		160,000	163,400
Fraser Papers, Inc.
	8.750% 03/15/15		180,000	164,250
Newark Group, Inc.
	9.750% 03/15/14		235,000	215,613
Norske Skog Canada Ltd.
	8.625% 06/15/11		200,000	206,000
Tembec Industries, Inc.
	8.500% 02/01/11		190,000	145,825
JSG Holding PLC
	PIK,
	11.500% 10/01/15(a)	EUR	286,542	278,389
Buckeye Technologies, Inc.
	8.500% 10/01/13		155,000	158,681
Caraustar Industries, Inc.
	9.875% 04/01/11(c)		225,000	227,250
Georgia-Pacific Corp.	8.000% 01/15/24		220,000	254,650
NewPage Corp.
	10.000% 05/01/12(a)		110,000	110,825
	12.000% 05/01/13(a) (c)		135,000	134,325
Forest Products & Paper Total				2,059,208
Iron / Steel – 0.1%
Wise Metals Group LLC
	10.250% 05/15/12		300,000	251,250
		Iron / Steel Total		251,250
Metals & Mining – 0.1%
CODELCO, Inc.	5.500% 10/15/13(a)		132,000	137,929
HudBay Mining & Smelting Co., Ltd.	9.625% 01/15/12(a)		65,000	64,025

Metals & Mining Total				201,954
BASIC MATERIALS TOTAL				5,256,875
COMMUNICATIONS – 6.9%
Media – 3.0%
Advanstar Communications, Inc.
	12.000% 02/15/11(c)		360,000	383,400
Atlantic Broadband Finance LLC
	9.375% 01/15/14(a)		225,000	212,063

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
CBD Media Holdings LLC & Finance, Inc.
	9.250% 07/15/12	190,000	191,425
Charter Communications Holdings LLC
	9.920% 04/01/11	1,030,000	757,050
CSC Holdings, Inc.
	7.625% 04/01/11	590,000	587,050
	6.750% 04/15/12(a)	160,000	150,000
Dex Media East LLC/Dex Media East Finance Co.	9.875% 11/15/09	1,000,000	1,105,000
Dex Media, Inc.
	11/15/13 (d) (9.000% 11/15/08)	400,000	322,000
EchoStar DBS Corp.	6.625% 10/01/14	365,000	360,437
Fisher Communications, Inc.
	8.625% 09/15/14	165,000	175,106
Hollinger, Inc.
	12.875% 03/01/11	460,000	501,400
Paxson Communications Corp.
	01/15/09 (d) (12.250% 01/15/06)	230,000	215,050
	10.750% 07/15/08(c)	190,000	187,150
Primedia, Inc.
	8.875% 05/15/11	300,000	315,000
Quebecor Media, Inc.
	11.250% 07/15/11	360,000	399,600
Sinclair Broadcast Group, Inc.	8.750% 12/15/11	500,000	525,000
Telenet Group Holding NV
	06/15/14 (a)(d) (11.500% 06/15/08)	320,000	248,800
		Media Total	6,635,531
Telecommunications – 3.7%
American Cellular Corp.
	10.000% 08/01/11	250,000	254,375
American Towers, Inc.
	7.250% 12/01/11	200,000	211,000
Axtel SA de CV
	11.000% 12/15/13	250,000	272,500
BellSouth Corp.	5.000% 10/15/06	223,000	226,075

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunications – (continued)
Cincinnati Bell, Inc.
	8.375% 01/15/14(c)	500,000	512,500
Citizens Communications Co.	9.000% 08/15/31	100,000	102,500
Dobson Cellular Systems
	8.375% 11/01/11(a)	500,000	526,250
Horizon PCS, Inc.	11.375% 07/15/12	410,000	457,149
Intelsat Bermuda Ltd.
	8.250% 01/15/13(a)	275,000	283,937
Lucent Technologies, Inc.
	6.450% 03/15/29	200,000	179,000
Nextel Communications, Inc.	7.375% 08/01/15	600,000	648,000
PanAmSat Corp.
	9.000% 08/15/14	310,000	337,900
Qwest Capital Funding, Inc.
	7.250% 02/15/11(c)	515,000	491,825
Qwest Communications International, Inc.	7.500% 02/15/14	270,000	255,487
Qwest Services Corp.	3.500% 12/15/10	1,000,000	1,155,000
Rogers Cantel, Inc.	9.750% 06/01/16	245,000	301,350
Rogers Wireless, Inc.	8.000% 12/15/12(c)	100,000	107,500
Rural Cellular Corp.
	8.250% 03/15/12	500,000	522,500
	9.750% 01/15/10	180,000	167,400

SBA Telecommunications, Inc.
	12/15/11 (9.750% 12/15/07)(d)	385,000	353,237
SBC Communications, Inc.	5.750% 05/02/06	430,000	435,887
Time Warner Telecom, Inc.
	10.125% 02/01/11(c)	170,000	170,425
	9.250% 02/15/14(c)	95,000	91,675
	9.750% 07/15/08(c)	41,000	41,205
US LEC Corp.
	11.890% 10/01/09 (b)	150,000	151,875

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunications – (continued)
Zeus Special Subsidiary Ltd.	02/01/15(a)(d) (9.250% 02/01/10)	205,000	136,838
Telecommunications Total			8,393,390
COMMUNICATIONS TOTAL			15,028,921
CONSUMER CYCLICAL – 5.2%
Airlines – 0.2%
Continental Airlines, Inc.
	7.568% 12/01/06(c)	350,000	301,000
Northwest Airlines, Inc.
	9.875% 03/15/07(c)	390,000	205,725
		Airlines Total	506,725
Apparel – 0.4%
Broder Brothers Co.
	11.250% 10/15/10	195,000	196,950
Levi Strauss & Co.	9.750% 01/15/15	505,000	501,212
Phillips-Van Heusen Corp.
	8.125% 05/01/13	210,000	223,125
		Apparel Total	921,287
Auto Manufacturers – 0.3%
Ford Motor Co.	7.450% 07/16/31	200,000	166,000
General Motors Corp.	8.375% 07/15/33	245,000	205,187
Navistar International Corp.	7.500% 06/15/11	195,000	198,900
Auto Manufacturers Total			570,087
Auto Parts & Equipment – 0.8%
Cooper-Standard Automotive, Inc.
	8.375% 12/15/14	315,000	252,000
Commercial Vehicle Group	8.000% 07/01/13	85,000	86,700
Delco Remy International, Inc.
	9.375% 04/15/12	215,000	176,300
Dura Operating Corp.
	8.625% 04/15/12	350,000	316,750
Goodyear Tire & Rubber Co.
	7.857% 08/15/11	350,000	339,500
	9.000% 07/01/15	285,000	278,587

NEFF RENTAL	11.250% 06/15/12	170,000	173,399
Rexnord Corp.
	10.125% 12/15/12	145,000	158,775
Auto Parts & Equipment Total			1,782,011

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Distribution / Wholesale – 0.0%
Buhrmann US, Inc.
	7.875% 03/01/15(a)	100,000	97,000
Distribution / Wholesale Total			97,000
Entertainment – 0.7%
AMC Entertainment, Inc.
	9.875% 02/01/12	300,000	297,750
Global Cash Access LLC
	8.750% 03/15/12	230,000	250,125
LCE Acquisition Corp.
	9.000% 08/01/14(a)	240,000	232,800
Six Flags, Inc.
	9.625% 06/01/14	345,000	319,987
	Warner Music Group	400,000	405,000
Entertainment Total			1,505,662
Home Furnishings – 0.2%
ALH Finance LLC
	8.500% 01/15/13	210,000	193,200
WII Components, Inc.
	10.000% 02/15/12	160,000	157,200
Home Furnishings Total			350,400
Leisure Time – 0.4%
AMF Bowling Worldwide, Inc.
	10.000% 03/01/10	220,000	222,200
Equinox Holdings, Inc.
	9.000% 12/15/09	260,000	268,450
K2, Inc.
	7.375% 07/01/14	145,000	152,250
Town Sports International, Inc.
	02/01/14(d) (11.000% 02/01/09)	370,000	222,925
Leisure Time Total			865,825
Lodging – 1.3%
Circus & Eldorado/Silver Legacy Capital Corp.
	10.125% 03/01/12	210,000	219,975
Hard Rock Hotel, Inc.	8.875% 06/01/13	275,000	299,062
HMH Properties, Inc.	7.875% 08/01/08	60,000	60,900
Inn of the Mountain Gods Resort & Casino
	12.000% 11/15/10	205,000	234,212

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Las Vegas Sands Corp.	6.375% 02/15/15	55,000	53,488
MGM Mirage	6.750% 09/01/12	500,000	513,750
Mohegan Tribal Gaming Authority	6.1250% 02/15/13(a)	130,000	131,300
Penn National Gaming, Inc.
	6.750% 03/01/15(a)	245,000	243,775
River Rock Entertainment
	9.750% 11/01/11	155,000	170,888
Seneca Gaming Corp.	7.250% 05/01/12	205,000	211,919
Virgin River Casino Corp.
	9.000% 01/15/12(a)	135,000	140,738
Wynn Las Vegas LLC
	6.625% 12/01/14	500,000	485,000
Lodging Total			2,765,007
Retail – 0.9%
Asbury Automotive Group, Inc.
	8.000% 03/15/14	300,000	289,500
Ferrellgas Partners LP
	8.750% 06/15/12	195,000	195,000
Finlay Fine Jewelry Corp.
	8.375% 06/01/12	200,000	178,000
Movie Gallery, Inc.
	11.000% 05/01/12(a)	95,000	99,750
Landry’s Restaurants, Inc.	7.500% 12/15/14	175,000	174,125
Rite Aid Corp.	7.500% 01/15/15	70,000	67,200
	9.250% 06/01/13	275,000	266,750
Saks, Inc.	7.000% 12/01/13	165,000	165,000
Suburban Propane Partners LP
	6.875% 12/15/13 (a)	105,000	99,750
Target Corp.	5.400% 10/01/08	145,000	150,881
Wal-Mart Stores, Inc.	5.450% 08/01/06	166,000	168,925
Retail Total			1,854,881
Textiles – 0.1%
INVISTA
	9.250% 05/01/12(a)(b)	200,000	218,750
Textiles Total			218,750
CONSUMER CYCLICAL TOTAL			11,437,635
CONSUMER NON-CYCLICAL 4.1% –
Agriculture – 0.1
Alliance One International, Inc.	11.000% 05/15/12(a)	150,000	154,125
Agriculture Total			154,125

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL– (continued)
Beverages – 0.1%
Constellation Brands, Inc.	8.125% 01/15/12	240,000	256,200
Beverages Total			256,200
Commercial Services – 1.2%
Dollar Financial Group, Inc.
	9.750% 11/15/11	295,000	303,850
GEO Group, Inc.
	8.250% 07/15/13	240,000	232,200
Language Line Holdings, Inc.
	1.125% 06/15/12	375,000	337,500
NationsRent, Inc.
	9.500% 10/15/10(a)	265,000	286,200
Service Corp. International	7.700% 04/15/09	290,000	311,025
Vertis, Inc.	10.875% 06/15/09	500,000	475,000
Iron Mountain, Inc.	7.750% 01/15/15	220,000	222,200
	9.500% 05/01/15	235,000	231,475
Corrections Corp. of America	6.250% 03/15/13	210,000	208,425
Commercial Services Total			2,607,875
Cosmetics / Personal Care – 0.3%
DEL Laboratories, Inc.	8.000% 02/01/12 (a)	225,000	191,250
Elizabeth Arden, Inc.
	7.750% 01/15/14	190,000	197,600
Procter & Gamble Co.	4.750% 06/15/07	63,000	63,989
Revlon Consumer Products Corp.
	8.625% 02/01/08	100,000	95,000
	9.500% 04/01/11 (a)	160,000	152,000
Cosmetics / Personal Care Total			699,839
Food – 0.5%
Dole Food Co., Inc.	8.625% 05/01/09	42,000	44,625
Merisant Co.
	9.500% 07/15/13 (a)	300,000	219,750
Pinnacle Foods Holding Corp.
	8.250% 12/01/13	285,000	255,075
Reddy Ice Holdings, Inc.
	11/01/12(a)(d)) (10.500% 11/01/08)	140,000	100,800
Stater Brothers Holdings, Inc.	8.125% 06/15/12	400,000	391,000
Food Total			1,011,250

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – 1.3%
DaVita, Inc.
	7.250% 03/15/15(a)	170,000	174,675
InSight Health Services Corp.
	9.875% 11/01/11	500,000	392,500
MedQuest, Inc.	11.875% 08/15/12	1,000,000	945,000
Select Medical Corp.	7.625% 02/01/15 (a)	125,000	123,125
Tenet Healthcare Corp.	9.875% 07/01/14	550,000	591,250
US Oncology Holdings, Inc.
	8.620% 03/15/15 (a)(b)	110,000	102,575
US Oncology, Inc.
	9.000% 08/15/12(a)	500,000	535,000
Healthcare Services Total			2,864,125
Household Products / Wares – 0.4%
Amscan Holdings, Inc.
	8.750% 05/01/14	305,000	280,600
Fortune Brands, Inc.	2.875% 12/01/06	114,000	111,720
Jostens IH Corp.
	7.625% 10/01/12	200,000	196,000
Playtex Products, Inc.
	9.375% 06/01/11(c)	300,000	317,250
Household Products / Wares Total			905,570
Pharmaceuticals – 0.2%
Elan Finance PLC
	7.750% 11/15/11(a)(c)	340,000	288,150
Warner Chilcott Corp.
	8.750% 02/01/15 (a)	125,000	121,562
Pharmaceuticals Total			409,712
CONSUMER NON-CYCLICAL TOTAL			8,908,696
ENERGY – 2.6%
Oil & Gas Services – 0.1%
Newpark Resources, Inc.
	8.625% 12/15/07	215,000	215,268
Oil & Gas Services Total			215,268
Oil, Gas & Consumable Fuels – 2.1%
Chesapeake Energy Corp.	7.500% 06/15/14	200,000	215,500
Compton Petroleum Corp.
	9.900% 05/15/09	500,000	525,000
Delta Petroleum Corp.
	7.000% 04/01/15(a)	120,000	110,100
El Paso Production Holding Co.	7.750% 06/01/13	2,000,000	2,137,500

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
Petroquest Energy, Inc.
	10.375% 05/15/12(a)	140,000	138,250
Premcor Refining Group, Inc.	7.500% 06/15/15	240,000	261,000
Pride International, Inc.	7.375% 07/15/14	160,000	175,000
USX Corp.	6.650% 02/01/06	246,000	249,402
Whiting Petroleum Corp.
	7.250% 05/01/12	275,000	281,875
XTO Energy, Inc.	7.500% 04/15/12	340,000	391,432
Oil, Gas & Consumable Fuels Total			4,485,059
Pipelines – 0.4%
Dynegy Holdings, Inc.
	9.875% 07/15/10 (a)	350,000	385,000
Williams Companies, Inc.	8.125% 03/15/12	500,000	572,500
Pipelines Total			957,500
ENERGY TOTAL			5,657,827
FINANCIALS – 4.1%
Banks – 0.8%
Bank of New York Co., Inc.	3.900% 09/01/07	125,000	124,559
Bank One Corp.	6.000% 08/01/08	623,000	653,533
First Union National Bank	5.800% 12/01/08	382,000	402,066
Mellon Funding Corp.	4.875% 06/15/07	70,000	71,144
US Bancorp	5.100% 07/15/07	187,000	191,370
US Bank NA	2.850% 11/15/06	181,000	178,667
Banks Total			1,621,339
Diversified Financial Services – 2.9%
American Express Co.
	3.750% 11/20/07	102,000	101,332
	5.500% 09/12/06	325,000	330,710
Caterpillar Financial Services Corp.
	2.350% 09/15/06	186,000	182,633
	5.950% 05/01/06	239,000	242,860
CIT Group, Inc.	7.375% 04/02/07	155,000	163,260
Citigroup Global Markets Holdings, Inc.	6.500% 02/15/08	138,000	146,430
Countrywide Home Loans, Inc.	5.500% 08/01/06	541,000	549,110
E*Trade Financial Corp.	8.000% 06/15/11(a)	200,000	211,000

12

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
General Motors Acceptance Corp.
	6.875% 09/15/11		135,000	124,695
	6.875% 08/28/12		70,000	64,079
HSBC Finance Corp.	7.200% 07/15/06		211,000	217,904
John Deere Capital Corp.	3.125% 12/15/05		244,000	243,261
JP Morgan Chase & Co.	7.250% 06/01/07		345,000	364,479
LaBranche & Co., Inc.	11.000% 05/15/12		400,000	432,000
MassMutual Global Funding II	2.550% 07/15/08(a)		127,000	121,460
Merrill Lynch & Co., Inc.	3.700% 04/21/08		154,000	152,512
Midland Funding II	11.750% 07/23/05		1,015,815	1,020,894
National Rural Utilities Cooperative Finance Corp.	3.250% 10/01/07		136,000	133,257
Nycomed SA
PIK,
	11.750% 09/15/13 (a)	EUR	185,000	215,011
Prudential Funding LLC	6.600% 05/15/08 (a)		388,000	412,297
Residential Capital Corp.
	6.375% 06/30/10(b)		50,000	50,427
	6.875% 06/30/15(b)		50,000	50,000
SLM Corp.	6.500% 06/15/10	NZD	1,065,,001	736,023
Diversified Financial Services Total				6,265,634
Real Estate Investment Trusts – 0.3%
Thornburg Mortgage, Inc.	8.000% 05/15/13		680,000	693,600
Real Estate Investment Trusts Total				693,600
Savings & Loans – 0.1%
Western Financial Bank	9.625% 05/15/12		175,000	189,875
Savings & Loans Total				189,875
FINANCIALS TOTAL				8,770,448
INDUSTRIALS – 5.1%
Aerospace & Defense – 0.6%
Argo-Tech Corp.
	9.250% 06/01/11		180,000	195,525
BE Aerospace, Inc.
	8.875% 05/01/11		280,000	291,900
Sequa Corp.	9.000% 08/01/09		230,000	253,000
TransDigm, Inc.	8.375% 07/15/11		180,000	189,450
Standard Aero Holdings, Inc.
	8.250% 09/01/14(a)		150,000	157,500
Aerospace & Defense Total				1,087,375

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Building Materials – 0.8%
ACIH, Inc.
	12/15/12(a)(d) (11.500% 12/15/07)	235,000	138,650
Associated Materials, Inc.
	03/01/14(d) (11.250% 03/01/09)	180,000	114,300
Building Materials Corp. of America	7.750% 07/15/05	1,000,000	995,000
Nortek, Inc.
	8.500% 09/01/14	120,000	111,000
RMCC Acquisition Co.
	9.500% 11/01/12 (a)	135,000	130,950
U.S. Concrete, Inc.
	8.375% 04/01/14	185,000	173,900
Building Materials Total			1,663,800
Electrical Components & Equipment – 0.2%
Coleman Cable, Inc.
	9.875% 10/01/12(a)	425,000	379,313
Electrical Components & Equipment Total			379,313
Electronics – 0.3%
Flextronics International Ltd.	6.250% 11/15/14	500,000	500,000
Sanmina-SCI Corp.	6.750% 03/01/13 (a)	260,000	248,300
Electronics Total			748,300
Engineering & Construction – 0.1%
J. Ray McDermott SA
	11.500% 12/15/13 (a)	285,000	319,200
Engineering & Construction Total			319,200
Environmental Control – 0.5%
Allied Waste North America, Inc.
	7.875% 04/15/13	700,000	712,250
	7.250% 03/15/15(a)	130,000	125,125
Waste Services, Inc.
	9.500% 04/15/14	225,000	221,062
Environmental Control Total			1,058,437
Machinery - Diversified – 0.1%
Douglas Dynamics LLC
	7.750% 01/15/12 (a)	265,000	259,700
Machinery - Diversified Total			259,700

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Metal Fabricate / Hardware – 0.4%
Altra Industrial Motion, Inc.
	9.000% 12/01/11(a)	100,000	94,500
Mueller Holdings, Inc.
	04/15/14(d) (14.750% 04/15/09)	185,000	135,050
TriMas Corp.
	9.875% 06/15/12	310,000	260,400
FastenTech, Inc.	11.500% 05/01/11	300,000	325,500
Metal Fabricate / Hardware Total			815,450
Miscellaneous Manufacturing – 0.6%
Bombardier, Inc.	6.300% 05/01/14(a)	370,000	330,225
General Electric Co.	5.000% 02/01/13	129,000	133,165
J.B. Poindexter & Co.
	8.750% 03/15/14(a)	215,000	195,650
Koppers Industries, Inc.
	9.875% 10/15/13	500,000	542,500
Samsonite Corp.
	8.875% 06/01/11	175,000	186,375
Miscellaneous Manufacturing Total			1,387,915
Packaging & Containers – 0.5%
Crown European Holdings SA	10.875% 03/01/13	400,000	472,000
Jefferson Smurfit Corp.	8.250% 10/01/12	200,000	201,500
Owens-Brockway Glass Container	6.750% 12/01/14(a)	300,000	304,875
Owens-Illinois, Inc.	7.500% 05/15/10	35,000	36,750
Packaging & Containers Total			1,015,125
Transportation – 1.0%
CHC Helicopter Corp.
	7.375% 05/01/14(a)	140,000	139,650
	7.375% 05/01/14	140,000	139,650
QDI LLC
	9.000% 11/15/10	250,000	230,625
Ship Finance International Ltd.	8.500% 12/15/13	525,000	502,687
Stena AB	7.000% 12/01/16	1,000,000	925,000

15

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
TFM SA de CV
	9.375% 05/01/12(a)	240,000	250,800
Transportation Total			2,188,412
INDUSTRIALS TOTAL			10,923,027
TECHNOLOGY – 0.2%
Computers – 0.1%
International Business Machines Corp.	4.875% 10/01/06	188,000	190,297
Computers Total			190,297
Semiconductors – 0.1%
Amkor Technology, Inc.
	9.250% 02/15/08(c)	160,000	151,999
Semiconductors Total			151,999
TECHNOLOGY TOTAL			342,296
UTILITIES – 1.6%
Electric – 1.6%
AES Corp.
	9.500% 06/01/09	220,000	244,200
Calpine Corp.
	8.500% 07/15/10(a)(c)	400,000	308,000
Calpine Generating Co. LLC
	2.390% 04/01/11(b)	410,000	374,125
CMS Energy Corp.
	8.900% 07/15/08	250,000	271,250
Con Edison Co.	6.625% 12/15/05	195,000	197,285
Edison Mission Energy	9.875% 04/15/11	500,000	585,000
Orion Power Holdings, Inc.	2.000% 05/01/10	700,000	838,250
PSEG Energy Holdings LLC	8.625% 02/15/08	500,000	530,000
Texas Genco LLC	6.875% 12/15/14(a)	205,000	215,762
Electric Total			3,563,872
UTILITIES TOTAL			3,563,872
	Total Corporate Fixed-Income Bonds & Notes (cost of $73,396,722)		69,889,597

16

		Par ($)	Value ($)
Convertible Bonds – 0.1%
COMMUNICATIONS – 0.1%
Telecommunications – 0.1%
Nortel Networks Corp.	4.250% 09/01/08	335,001	313,215
Telecommunications Total			313,215
COMMUNICATIONS TOTAL			313,215
	Total Convertible Bond (cost of $311,550)		313,215
Mortgage-Backed Securities – 18.1%
	5.500% 01/15/23–05/15/27	1,071,973	75,923
Federal National Mortgage Association – 18.1%
	2.625% 11/15/06	394,000	388,152
	6.500% 12/01/31–05/01/33	192,907	200,097
	6.500% 05/01/32–01/01/33	95,456	98,950
	TBA
	5.500% 07/15/35	5,808,000	5,886,047
	6.500% 07/01/35	17,691,000	18,304,664
	5.000% 07/15/20	14,187,000	14,342,177
	Total Mortgage-Backed Securities (cost of $18,971,983)		39,296,010
Asset-Backed Securities – 5.3%
American Express Credit Account Master Trust	1.690% 01/15/09	225,779	221,175
AmeriCredit Automobile Receivables Trust
	2.070% 08/06/08	940,000	925,614
	5.370% 06/12/08	266,241	267,284
Bank One Auto Securitization Trust	1.820% 09/20/07	557,381	553,584
BMW Vehicle Owner Trust	3.320% 02/25/09	1,126,000	1,113,568
Capital Auto Receivables Asset Trust	4.180% 10/15/07	18,354	18,358
Citibank Credit Card Issuance Trust	2.500% 04/07/08	1,130,000	1,118,790
Discover Card Master Trust	5.750% 12/15/08	212,000	215,765
First Plus Home Loan Trust	7.720% 05/10/24	12,697	12,730
Ford Credit Auto Owner Trust
	2.700% 06/15/07	485,000	482,424
	3.540% 11/15/08	2,503,000	2,478,820
	5.180% 10/16/06	200,000	200,963
Honda Auto Receivables Owner Trust	3.060% 10/21/09	1,403,000	1,379,948
Household Automotive Trust	2.310% 04/17/08	1,275,310	1,266,510
Nissan Auto Receivables Owner Trust	2.700% 12/17/07	563,000	556,463

17

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Volkswagen Auto Loan Enhanced Trust	2.270% 10/22/07	787,958	782,119

	Total Asset-Backed Securities (cost of $11,722,831)		11,594,115

		Shares	Value ($)
Investment Management Company – 2.3%
	Nations Cash Reserves, Capital Class Shares (f)	5,074,990	5,074,990

	Total Investment Management Company (cost of $5,074,990)		5,074,990

		Par ($)	Value ($)
Short-Term Obligation – 17.3%
U.S. GOVERNMENT AGENCIES – 17.3%
Government & Agency Discount Notes – 17.3%
Fannie Mae Discount Notes	07/14/05 (e)	23,499,000	23,471,924
Federal Home Loan Bank Discount Notes	07/13/05 (e)	14,187,000	14,171,914
Total Government & Agency Discount Note			37,643,838
TOTAL U.S. GOVERNMENT AGENCIES			37,643,838

	Total Short-Term Obligation (cost of $37,646,196)		37,643,838

		Par
Repurchase Agreement – 9.7% (g)
	Repurchase agreement with Wachovia Securities dated 06/30/05, due 07/01/05 at 3.410%, collateralized by U.S. Government Agency securities with various maturities to 10/20/33, market value $21,323,677 (repurchase proceeds $20,952,985)	20,951,000	20,951,000

	Total Repurchase Agreement (cost of $20,951,000)		20,951,000

	Total Investments – 126.8% (cost of $274,296,264)(h)		275,536,919

	Other Assets & Liabilities, Net – (26.8)%		(58,378,836)

	Net Assets – 100%		217,158,083

18

Notes to Investment Portfolio:

* Securities Valuation:

Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds’ prospectus.

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $10,408,676, which represents 4.8% of net assets.

(b)	Floating rate note. The interest rate shown reflects the rate as of June 30, 2005.

(c)	All or portion of security was on loan at June 30, 2005. The market value of securities on loan at June 30, 2005, is $20,595,312.

(d)	Step bond.

(e)	Zero coupon bond.

(f)	Mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(g)	This amount represents cash collateral received from securities lending activity.

(h)	Cost for federal income tax purposes is $274,296,264. Unrealized appreciation and depreciation at June 30, 2005, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$5,025,744	$3,785,089	$1,240,655

Acronym	Name
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Currency

19

GBP	Great Britain Pound
NOK	Norwegian Krone

		Par ($)	Value ($)

NZD	New Zealand Dollar
PIK	Payment-In-Kind
PLN	Polish Zloty
SEK	Swedish Krona
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

At June 30, 2005, the Fund had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation

EUR	$416,660	$414,191	7/20/05	$2,474

Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized/Appreciation /Depreciation
SEK	$576,703	$583,514	7/15/05	$6,810
EUR	115,119	119,960	7/27/05	4,842
EUR	1,453,530	1,451,784	7/15/05	(1,746)
EUR	823,809	821,522	7/20/05	(2,287)
				$7,619

20

INVESTMENT
PORTFOLIO
June 30, 2005 (Unaudited)	Nations Short-Term Income Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 39.1%
BASIC MATERIALS – 1.0%
Chemicals – 0.3%
Equistar Chemicals L P	6.500% 02/15/06	2,500,000	2,525,000
Lyondell Chemical Co.	9.875% 05/01/07	348,000	357,570
Chemicals Total			2,882,570
Forest Products & Paper – 0.6%
International Paper Co.
	4.250% 01/15/09	4,000,000	3,947,680
Louisiana Pacific Corp.	8.500% 08/15/05	2,750,000	2,762,265
Forest Products & Paper Total			6,709,945
BASIC MATERIALS TOTAL			9,592,515
COMMUNICATIONS – 4.1%
Media – 1.4%
Comcast Cable Communications, Inc.	6.375% 01/30/06	2,510,000	2,543,559
Lenfest Communications Inc.	8.375% 11/01/05	2,750,000	2,789,077
Time Warner, Inc.	8.110% 08/15/06	4,641,000	4,840,284
Viacom, Inc.	5.625% 05/01/07	3,500,000	3,579,450
Media Total			13,752,370
Telecommunications – 2.7%
AT&T Wireless Services, Inc.	7.500% 05/01/07	4,000,000	4,231,400
Deutsche Telekom International Finance BV	8.500% 06/15/10 (f)	4,000,000	4,666,480
SBC Communications, Inc.	5.750% 05/02/06	3,000,000	3,041,070
Sprint Capital Corp.	6.375% 05/01/09	2,500,000	2,665,125
Verizon Global Funding Corp.	7.250% 12/01/10	6,000,000	6,807,180
Vodafone Group PLC	7.750% 02/15/10	4,000,000	4,567,120
Telecommunications Total			25,978,375
COMMUNICATIONS TOTAL			39,730,745
CONSUMER CYCLICAL – 4.1%
Auto Manufacturers – 0.7%
DaimlerChrysler NA Holding Corp	4.750% 01/15/08	2,675,000	2,682,677
Toyota Motor Credit Corp	2.800% 01/18/06	4,000,000	3,979,680
Auto Manufacturers Total			6,662,357
Home Builders – 0.2%
KB Home	9.500% 02/15/11	2,000,000	2,140,000
Home Builders Total			2,140,000

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – 1.1%
Ameristar Casinos, Inc.	10.750% 02/15/09	2,000,000	2,175,000
Harrah’s Operating Co., Inc.	7.875% 12/15/05	2,000,000	2,030,000
HMH Properties, Inc.	7.875% 08/01/08	310,000	314,650
ITT Corp.	6.750% 11/15/05	1,500,000	1,515,000
MGM Mirage	7.250% 10/15/06	1,500,000	1,537,500
Park Place Entertainment Corp.	7.875% 12/15/05	2,895,000	2,942,044
Lodging Total			10,514,194
Retail – 1.8%
Home Depot, Inc.	5.375% 04/01/06	5,000,000	5,056,150
Target Corp.	5.950% 05/15/06	5,000,000	5,083,599
Wal-Mart Stores, Inc.	4.000% 01/15/10	7,485,000	7,438,368
Retail Total			17,578,117
Toys / Games / Hobbies – 0.2%
Hasbro, Inc.	5.600% 11/01/05	2,306,000	2,343,472
Toys / Games / Hobbies Total			2,343,472
TOTAL CONSUMER CYCLICAL			39,238,140
CONSUMER NON - CYCLICAL – 4.4%
Beverages – 0.7%
Constellation Brands, Inc.	8.625% 08/01/06	2,000,000	2,120,000
Diageo Capital PLC	3.500% 11/19/07	5,000,000	4,937,400
Beverages Total			7,057,400
Cosmetics / Personal Care – 0.6%
Procter & Gamble Co.	4.750% 06/15/07	5,950,000	6,043,474
Cosmetics / Personal Care Total			6,043,474
Food – 1.3%
General Mills, Inc.	5.125% 02/15/07	5,710,000	5,798,276
Kellogg Co.	6.000% 04/01/06	1,900,000	1,926,220
Kroger Co.	7.800% 08/15/07	2,860,000	3,047,158
Safeway, Inc.	4.950% 08/16/10	1,825,000	1,837,830
Food Total			12,609,484
Healthcare Reit– 0.2%
American Health Properties	7.500% 01/15/07	1,545,000	1,612,332
Healthcare Reit Total			1,612,332
Healthcare Services – 0.7%
UnitedHealth Group, Inc.	3.375% 08/15/07	4,000,000	3,936,280
WellPoint Health Networks, Inc.	6.375% 06/15/06	3,000,000	3,059,640
Healthcare Services Total			6,995,920

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON- CYCLICAL – (continued)
Pharmaceuticals – 0.8%
Abbott Laboratories	5.625% 07/01/06	5,000,000	5,087,550
GlaxoSmithKline Capital PLC	2.375% 04/16/07	3,000,000	2,919,630
Pharmaceuticals Total			8,007,180
CONSUMER NON - CYCLICAL TOTAL			42,325,790
ENERGY – 2.1%
Oil, Gas & Consumable Fuels – 1.6%
ChevronTexaco Capital Co.	3.500% 09/17/07	6,000,000	5,952,420
Devon Energy Corp.	2.750% 08/01/06	4,000,000	3,944,880
USX Corp.	6.850% 03/01/08	5,550,000	5,899,705
Total Oil, Gas & Consumable Fuels			15,797,005
Pipelines – 0.5%
Kinder Morgan Energy Partners LP	6.750% 03/15/11	4,325,000	4,776,184
Pipelines Total			4,776,184
ENERGY TOTAL			20,573,189
FINANCIALS – 18.6%
Auto Loan – 0.6%
Ford Motor Credit Co.	7.375% 10/28/09	6,000,000	5,900,280
Auto Loan Total			5,900,280
Banks – 4.7%
Bank One N.A.	5.500% 03/26/07	9,500,000	9,740,540
Fifth Third Bank	2.700% 01/30/07	5,191,000	5,094,759
Marshall & Ilsley Corp.	5.750% 09/01/06	5,000,000	5,099,000
US Bancorp	2.750% 03/30/06	11,000,000	10,918,930
Wachovia Corp.	3.625% 02/17/09	10,000,000	9,873,900
Wells Fargo Financial, Inc.	4.875% 06/12/07	4,000,000	4,067,320
Banks Total			44,794,449
Commercial – 1.3%
Caterpillar Financial Services Corp.	5.950% 05/01/06	8,000,000	8,129,200
CIT Group, Inc.	5.500% 11/30/07	4,000,000	4,118,240
Commercial Total			12,247,440
Consumer Loans – 1.8%
American General Finance	5.875% 07/14/06	6,125,000	6,241,313
Household Finance Corp.	6.400% 06/17/08	7,500,000	7,940,400
John Deere Capital Corp.	4.625% 04/15/09	3,655,000	3,699,262
Consumer Loans Total			17,880,975
Credit Card – 0.3%
Capital One Bank	4.875% 05/15/08	2,500,000	2,535,600
Credit Card Total			2,535,600

3

Diversified Financial Services – 2.0%
Diageo Finance BV	3.000% 12/15/06	3,000,000	2,957,880
General Electric Capital Corp.	5.000% 02/15/07	5,000,000	5,079,200
General Electric Capital Corp.	6.500% 12/10/07	11,000,000	11,593,120
Diversified Financial Services Total			19,630,200
Insurance – 0.8%
Allstate Financial Global Fund	6.150% 02/01/06 (b)	1,500,000	1,518,600
Hartford Financial Services Group, Inc.	2.375% 06/01/06	699,000	689,284
Prudential Insurance Co. of America	6.375% 07/23/06 (b)	5,000,000	5,122,000
Insurance Total			7,329,884
Investment Banker Broker – 4.5%
Citigroup, Inc.	5.500% 08/09/06	4,000,000	4,073,160
Citigroup, Inc.	6.750% 12/01/05	4,000,000	4,052,080
Bear Stearns Companies., Inc.	3.000% 03/30/06	9,500,000	9,434,830
Goldman Sachs Group, Inc.	4.125% 01/15/08	6,000,000	6,009,540
Lehman Brothers Holdings, Inc.	4.000% 01/22/08	7,000,000	6,985,160
Merrill Lynch & Co., Inc.	4.125% 01/15/09	5,500,000	5,490,815
Morgan Stanley	3.875% 01/15/09	7,000,000	6,917,960
Investment Banker Broker Total			42,963,545
Investment Company – 0.4%
Credit Suisse First Boston USA, Inc.	4.625% 01/15/08	4,000,000	4,049,080
Investment Company Total			4,049,080
Mortgage Loan Banker – 0.7%
Countrywide Home Loans, Inc.	4.125% 09/15/09	7,000,000	6,894,510
Mortgage Loan Banker Total			6,894,510
Other Services – 0.5%
Midland Funding II	11.750% 07/23/05	634,957	638,132
National Rural Utilities Cooperative Finance Corp.	6.000% 05/15/06	4,000,000	4,068,560
Other Services Total			4,706,692

Savings & Loans – 1.0%
Washington Mutual, Inc.	4.200% 01/15/10	6,000,000	5,948,220
World Savings Bank	4.125% 03/10/08	3,750,000	3,752,362
Savings & Loans Total			9,700,582
FINANCIALS TOTAL			178,633,237
INDUSTRIALS – 1.3%
Aerospace & Defense – 0.2%
United Technologies Corp.	4.875% 11/01/06	2,000,000	2,023,940
Aerospace & Defense Total			2,023,940

4

Building Materials – 0.2%
Hanson Overseas BV	6.750% 09/15/05	1,313,000	1,319,761
Building Materials Total			1,319,761
Environmental Control – 0.4%
Waste Management, Inc.	7.375% 08/01/10	3,000,000	3,352,080
Environmental Control Total			3,352,080
Packaging & Containers – 0.5%
Ball Corp.	7.750% 08/01/06	2,594,000	2,688,032
Smurfit- Stone Container Corp.	9.750% 02/01/11	2,000,000	2,110,000
Packaging & Containers Total			4,798,032
INDUSTRIALS TOTAL			11,493,813
TECHNOLOGY – 1.7%
Computers – 1.2%
Hewlett-Packard Co.	5.500% 07/01/07	5,000,000	5,121,799
International Business Machines Corp.	4.875% 10/01/06	5,000,000	5,061,100
Unisys Corp.	7.875% 04/01/08	1,500,000	1,518,750
Computers Total			11,701,649
Software – 0.5%
First Data Corp.	4.700% 11/01/06	4,775,000	4,819,694
Software Total			4,819,694
TECHNOLOGY TOTAL			16,521,343
UTILITIES – 1.8%
Electric – 1.2%
Kansas Gas & Electric	6.500% 08/01/05	2,425,000	2,426,552
Scottish Power PLC	4.910% 03/15/10	4,500,000	4,541,715
Virginia Electric & Power Co.	5.750% 03/31/06	3,562,000	3,604,957
	5.375% 02/01/07	1,000,000	1,017,990
Electric Total			11,591,214
Electric Utilities – 0.3%
Centerpoint Energy Bank	12.750% 11/11/05 (g)	3,000,000	3,097,500
Electric Utilities Total			3,097,500
Gas – 0.3%
Sempra Energy	4.750% 05/15/09	2,660,000	2,677,343
Gas Total			2,677,343
UTILITIES TOTAL			17,366,057
	Total Corporate Fixed-Income Bonds & Notes (cost of $379,872,503)		375,474,829

5

Asset-Backed Securities – 26.8%
Aames Mortgage Investment Trust	3.654% 01/25/35(c)	14,453,092	14,478,096
American Express Credit Account Master Trust	1.690% 01/15/09	4,051,790	3,969,174
AmeriCredit Automobile Receivables Trust	5.370% 06/12/08	887,471	890,947
BMW Vehicle Owner Trust
	1.940% 02/25/07	2,448,168	2,441,582
	2.530% 02/25/08	2,000,000	1,975,360
Capital Auto Receivables Asset Trust	4.180% 10/15/07	165,822	165,857
Chase Manhattan Auto Owner Trust
	1.520% 05/15/07	1,927,401	1,917,648
	2.080% 05/15/08	10,000,000	9,872,500
	2.260% 11/15/07	1,500,000	1,490,865
	2.570% 02/16/10	3,953,084	3,867,025
	4.240% 09/15/08	592,612	594,070
Citibank Credit Card Issuance Trust
	2.500% 04/07/08	5,000,000	4,950,400
	5.650% 06/16/08	5,575,000	5,666,374
	6.900% 10/15/07	1,250,000	1,261,287
Countrywide Asset-Backed Certificates
	3.404% 08/25/35(c)	8,753,792	8,756,155
	3.414% 05/25/35	17,892,293	17,898,197
	3.434% 03/25/35	15,897,514	15,902,760
Daimler Chrysler Auto Trust
	2.580% 04/08/09	5,000,000	4,916,050
	4.490% 10/06/08	2,958,597	2,965,073
	4.630% 12/06/06	552,255	552,354
Discover Card Master Trust	5.750% 12/15/08	8,500,000	8,650,960
First Plus Home Loan Trust	7.720% 05/10/24	117,448	117,757
Ford Credit Auto Owner Trust
	3.270% 01/15/07	820,175	820,126
	3.790% 09/15/06	1,930,028	1,930,530
	5.180% 10/16/06	1,725,000	1,733,314
Harley-Davidson Motorcycle Trust	3.090% 06/15/10	1,124,874	1,113,839
Honda Auto Receivables Owner Trust
	1.920% 11/20/06	808,236	806,756
	2.790% 03/16/09	4,000,000	3,940,560
Irwin Home Equity	3.484% 09/25/17	7,315,338	7,317,386
John Deere Owner Trust	2.320% 12/17/07	5,000,000	4,923,594
MBNA Credit Card Master Note Trust	6.550% 12/15/08	5,000,000	5,110,900

6

MMCA Automobile Trust	5.750% 06/15/07	105,808	105,991
Morgan Stanley ABS Capital
	3.394% 02/25/35	12,018,696	12,022,902
	3.494% 05/25/34	6,907,248	6,910,011
Nissan Auto Receivables Owner Trust
	1.510% 08/15/07	1,393,893	1,385,097
	2.610% 07/15/08	1,500,000	1,482,030
	3.330% 01/15/08	3,000,000	2,991,660
	4.280% 10/16/06	833,195	835,553
Novastar Home Equity Loan	3.704% 05/25/33	7,075,600	7,102,487
Residential Asset Mortgage Products Inc.
	3.414% 03/25/35	14,019,356	14,022,019
	3.654% 03/25/33	2,569,682	2,562,153
Terwin Mortgage Trust	3.764% 07/25/34	5,128,867	5,159,024
Toyota Auto Receivables Owner Trust	2.200% 03/15/10	4,000,000	3,949,840
USAA Auto Owner Trust	3.910% 04/16/07	377,614	377,689
WFS Financial Owner Trust	2.810% 08/22/11	16,700,000	16,411,090
Green Tree Mortgage Loan Trust	3.791% 12/25/32(f)	8,335,120	8,335,119
GSAMPTrust	3.811% 11/25/34(f)	9,190,744	9,194,604
IMPAC CMB Trust	3.961% 3/25/35(f)	15,992,398	16,032,379
Long Beach Auto Receivables Trust	2.841% 7/15/10	8,100,000	7,918,802
	Total Asset-Backed Securities (cost of $259,289,645)		257,795,946
Mortgage-Backed Securities – 16.5%
Federal Home Loan Mortgage Corp.
	4.000% 06/01/11	25,854,524	25,573,866
	4.000% 07/15/14-10/15/26	29,710,000	29,561,914
	4.500% 10/01/14-10/01/14	21,283,489	21,225,472
	4.500% 7/15/20	18,000,000	17,915,616
	5.500% 11/15/21	18,497,326	18,876,427
Federal National Mortgage Association
	4.500% 11/01/14	4,592,131	4,611,148
	7.500% 11/01/09	44,660	45,450
	5.000% 3/01/20	806,245	815,789
	5.000% 5/01/20	3,928,578	3,975,081
	5.000% 5/01/20	5,984,512	6,055,351
	5.000% 11/01/19	11,833,548	11,973,622
	5.000% 4/01/2020	6,983,760	7,066,427
	TBA
	5.000% 07/15/20	10,000,000	10,109,377
Government National Mortgage Association	3.375% 4/20/22	1,504,520	1,525,375
	Total Mortgage-Backed Securities (cost of $160,063,630)		159,330,915

7

Collateralized Mortgage Obligations – 8.7%
COLLATERALIZED MORTGAGE OBLIGATIONS – 5.7%
Bear Stearns Asset Backed Securities, Inc.	3.741% 7/25/05	12,191,916	12,213,861
IMPAC Secured Assets Common Owner Trust	3.584% 12/25/31	22,000,001	22,027,717
Mortgage IT Trust	3.684% 12/25/34	16,522,182	16,523,831
Wells Fargo Mortgage Backed Securities	4.500% 8/25/18	3,689,989	3,644,085
COLLATERALIZED MORTGAGE OBLIGATIONS TOTAL			54,409,494
COMMERCIAL MORTGAGE BACKED SECURITIES – 3.0%
CS First Boston Mortgage Securities Corp.	6.480% 05/17/40	17,745,339	18,647,687
LB-UBS Commercial Mortgage Trust	5.642% 12/15/25	10,147,233	10,438,253
COMMERCIAL MORTGAGE BACKED SECURITIES TOTAL			29,085,940
	Total Collateralized Mortgage Obligations (cost of $83,712,251)		83,495,434
Government Agencies & Obligations – 5.5%
FOREIGN GOVERNMENT BONDS – 1.3%
Quebec Province	5.500% 04/11/06	3,368,000	3,413,601
Swedish Export Credit	2.875% 01/26/07	5,000,000	4,938,249
United Mexican States	4.625% 10/08/08	4,000,000	4,009,999
	FOREIGN GOVERNMENT BONDS TOTAL		12,361,849
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 4.2%
U.S. Treasury Inflation Index Note	3.625% 01/15/08	30,606,375	32,386,563
U.S. Treasury Note	3.125% 09/15/08 (a)	8,000,000	7,864,374
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		40,250,937
	Total Government Agencies & Obligations (cost of $52,536,537)		52,612,786

8

Investment Management Company – 5.9%
	Nations Cash Reserves, Capital Class Shares (d)	55,980,990	55,980,990
	Total Investment Management Company (cost of $55,980,990)		55,980,990
Repurchase Agreement – 0.8%
	Repurchase agreement with Wachovia Securities dated 06/30/05, due 07/01/05 at 3.410%, collateralized by U.S. Government Agency securities with various maturities to 10/20/33, market value $8,198,766 (repurchase proceeds $8,090,766)	8,090,000	8,090,000

	Total Repurchase Agreement (cost of $8,090,000)		8,090,000

	Total Investments – 103.3% (cost of $999,545,556)(i)		992,780,900

	Other Assets & Liabilities, Net – (3.3)%		(32,284,434)

	Net Assets – 100.0%		960,496,466

Notes to Investment Portfolio

Securities valuation: Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities which are primarily traded on Foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-Term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds’ prospectus. The valuation of each Feeder Fund’s investment in its corresponding Master Portfolio is based on the reported net asset value of that Master Portfolio. The Master Portfolios use valuation policies consistent with those described above.

Futures contracts: The Short-Term Income Fund may invest in futures contracts for the purposes of hedging against changes in values of the Fund’s securities or changes in the prevailing levels of interest rates or currency exchange rates or to enhance the portfolio’s return. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the ‘‘initial margin.’’ Subsequent payments (‘‘variation margin’’) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by ‘‘marking-to-market’’ on a daily basis to reflect the changes in market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the

9

contract when originally entered into. Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Options: The Fund may purchase and write call and put options on securities, futures and swap contracts (‘‘swaptions’’). A Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures, and to seek to enhance return. The Funds may write covered call options and put options on securities in which they are permitted to invest from time to time in seeking to attain each Fund’s objective. Call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price. In the case of put options, a Fund is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Funds may also write combinations of covered puts and calls on the same underlying security. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. The Funds typically receive a premium from writing a put or call option, which would increase the Funds’ return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

Foreign currency transactions: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. London time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, the Fund may enter into forward currency exchange contracts only under two circumstances: (i) when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency to ‘‘lock in’’ the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment advisor or sub-advisor believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset. Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of assets and liabilities. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

10

Swaps: The Fund may engage in swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on swaps is included in net realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of assets and liabilities. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund’s basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of assets and liabilities.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Master Portfolio enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

(a)          All or portion of this security was on loan at June 30, 2005. The market value of securities on loan at June 30, 2005 is $8,090,246.

(b)         Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $6,640,600, which represents 0.7% of net assets.

(c)          Security, or a portion thereof, purchased on a delayed delivery basis.

(d)         Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(e)          Security pledged as collateral for open futures contracts and TBAs.

(f)            Step bond.

(g)         Loan participation agreement.

(h)         This amount represents cash collateral received from securities lending activity.

(i)             Cost for federal income tax purposes is $999,545,556.

(j)             Unrealized appreciation and depreciation at June 30, 2005, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net realized
Appreciation	Depreciation	Appreciation/Depreciation

$1,048,073	$(7,812,279)	$(6,764,656)

11

ACRONYMS:

TBA	– To Be Announced

At June 30, 2005, the Fund held investments in the following security types:

Security Type	% of Net Assets
Asset-Backed Securities	22.5
Mortgage-Backed Securities	21.5
Financials	18.6
Collateralized Mortgage Obligations	7.0
Government Agencies & Obligations	6.5
Investment Management Company	5.9
Consumer Non-Cyclical	4.4
Consumer Cyclical	4.1
Communications	4.1
Energy	2.1
Utilities	1.8
Technology	1.7
Industrials	1.3
Basic Materials	1.0
Other Assets & Liabilities	(2.5)
100.0

12

INVESTMENT PORTFOLIO

June 30, 2005 (Unaudited)	Nations Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes –34.3%
BASIC MATERIALS – 1.8%
Chemicals – 0.9%
Dow Chemical Co.
	7.375% 11/01/29	2,716,000	3,497,339
	6.125% 02/01/11	1,994,000	2,164,248
E.I. Dupont De Nemours & Co.	3.375% 11/15/07	2,108,000	2,081,924
Eastman Chemical Co.	6.300% 11/15/18	1,702,000	1,882,004
EquiStar Chemicals LP	10.625% 05/01/11	700,000	777,000
Huntsman International LLC
	11.500% 07/15/12	375,000	435,937
	7.375% 01/01/15 (a)(b)	190,000	185,250
Praxair, Inc.
	6.500% 03/01/08	2,325,000	2,457,897
	4.750% 07/15/07	1,989,000	2,016,249
Rhodia SA
	8.875% 06/01/11	610,000	585,600
United Agri Products
	8.250% 12/15/11	196,000	202,860
BCP Crystal US Holdings Corp.
	9.625% 06/15/14	170,000	190,400
Lyondell Chemical Co.
	9.625% 05/01/07	200,000	213,500
	10.875% 05/01/09	5,000	5,200
NOVA Chemicals Corp.	6.500% 01/15/12	365,000	354,962
Terra Capital, Inc.
	12.875% 10/15/08	310,000	366,575
		Chemicals Total	17,416,945
Forest Products & Paper – 0.6%
Abitibi-Consolidated, Inc.	8.375% 04/01/15	210,000	214,462
Fraser Papers, Inc.
	8.750% 03/15/15	230,000	209,875
International Paper Co.
	4.250% 01/15/09	2,317,000	2,286,694
MeadWestvaco Corp.	6.850% 04/01/12	1,705,000	1,910,060

1

		Par ($)		Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Forest Products & Paper – (continued)
Newark Group, Inc.
	9.750% 03/15/14	340,000		311,950
Norske Skog Canada Ltd.
	8.625% 06/15/11	245,000		252,350
Tembec Industries, Inc.
	8.500% 02/01/11 (b)	255,000		195,713
JSG Holding PLC
	11.500% 10/01/15 PIK (a)(b)	EUR	413,855	402,079
Buckeye Technologies, Inc.
	8.500% 10/01/13	220,000		225,225
Caraustar Industries, Inc.
	9.875% 04/01/11 (b)	310,000		313,100
Georgia-Pacific Corp.	8.000% 01/15/24	320,000		370,400
NewPage Corp.
	10.000% 05/01/12 (a)(c)	145,000		146,088
	12.000% 05/01/13 (a)(b)(c)	180,000		179,100
Westvaco Corp.	8.200% 01/15/30	2,710,000		3,545,330
	Forest Products & Paper Total			10,562,426
Iron / Steel – 0.0%
Wise Metals Group LLC
	10.250% 05/15/12	500,000		418,750
		Iron / Steel Total		418,750
Metals & Mining – 0.3%
Alcoa, Inc.	7.375% 08/01/10	3,385,000		3,849,151
CODELCO, Inc.	5.500% 10/15/13 (a)	1,683,000		1,758,601
HudBay Mining & Smelting Co., Ltd.
	9.625% 01/15/12 (a)	80,000		78,800
	Metals & Mining Total			5,686,552
	BASIC MATERIALS TOTAL			34,084,673
COMMUNICATIONS – 4.8%
Media – 2.1%
Advanstar Communications, Inc.
	12.000% 02/15/11	600,000		639,000
Atlantic Broadband Finance LLC
	9.375% 01/15/14 (a)	500,000		471,250
CBD Media Holdings LLC & Finance, Inc.
	9.250% 07/15/12	400,000		403,000

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Charter Communications Holdings LLC
	9.920% 04/01/11 (c)	1,275,000	937,125
Comcast Cable Communications, Inc.	7.125% 06/15/13	1,550,000	1,775,494
Comcast Corp.	7.050% 03/15/33	4,000,000	4,738,680
CSC Holdings, Inc.
	7.625% 04/01/11	790,000	786,050
	6.750% 04/15/12 (a)	310,000	290,625
Dex Media East LLC/Dex Media East Finance Co.	9.875% 11/15/09	1,000,000	1,105,000
Dex Media, Inc.
	11/15/13 (c)(f) (9.000% 11/15/08)	600,000	483,000
EchoStar DBS Corp.	6.625% 10/01/14	530,000	523,375
Fisher Communications, Inc.
	8.625% 09/15/14	215,000	228,169
Haights Cross Communications, Inc.
	08/15/11(f) (12.500% 02/15/09)	500,000	305,625
Hollinger, Inc.
	12.875% 03/01/11 (a)	460,000	501,400
News America Holdings, Inc.
	6.625% 01/09/08	166,000	175,416
	8.150% 10/17/36	3,650,000	4,774,893
	9.250% 02/01/13	647,000	819,348
News America, Inc.	6.550% 03/15/33	840,000	933,290
Paxson Communications Corp.
	01/15/09 (c) (f) (12.250% 01/15/06)	310,000	289,850
	10.750% 07/15/08 (b)	350,000	344,750
Primedia, Inc.
	8.875% 05/15/11	500,000	525,000
Quebecor Media, Inc.
	11.125% 07/15/11	500,000	555,000
Sinclair Broadcast Group, Inc.	8.750% 12/15/11	500,000	525,000
Spanish Broadcasting System, Inc.
	9.625% 11/01/09	1,000,000	1,048,130
TCI Communications, Inc.	9.875% 06/15/22	2,159,000	3,171,679

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Telenet Group Holding NV
	06/15/14 (c)(f) (11.500% 06/15/08)	470,000	365,425
Time Warner, Inc.
	6.150% 05/01/07	3,000,000	3,101,730
	8.110% 08/15/06	1,740,000	1,814,716
	9.125% 01/15/13	2,472,000	3,117,068
Viacom, Inc.	5.625% 05/01/07	1,852,000	1,894,040
Walt Disney Co.	5.500% 12/29/06	2,179,000	2,222,035
WDAC Subsidiary Corp.
	8.375% 12/01/14 (a)	300,000	287,250
XM Satellite Radio Holdings, Inc.
	9.193% 05/01/09 (d)(i)	355,000	357,219
		Media Total	39,509,632
Telecommunications – 2.7%
American Cellular Corp.
	10.000% 08/01/11 (c)	400,000	407,000
American Towers, Inc.
	7.250% 12/01/11	250,000	263,750
Axtel SA de CV
	11.000% 12/15/13	400,000	436,000
BellSouth Corp.	5.000% 10/15/06	3,803,000	3,855,443
Cincinnati Bell, Inc.
	8.375% 01/15/14 (b)	500,000	512,500
Citizens Communications Co.	9.000% 08/15/31	145,000	148,625
Deutsche Telekom International Finance BV	8.750% 06/15/30	3,500,000	4,716,250
Dobson Communications Corp.
	8.875% 10/01/13	265,000	242,475
Horizon PCS, Inc.	11.375% 07/15/12	410,000	457,150
Inmarsat Finance II PLC
	11/15/12 (c)(f) (10.375% 11/15/08)	350,000	274,750
Intelsat Bermuda Ltd.
	8.250% 01/15/13 (a)	360,000	371,700
Lucent Technologies, Inc.
	6.450% 03/15/29	350,000	313,250
Nextel Communications, Inc.	7.375% 08/01/15	1,000,000	1,080,000

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunications – (continued)
Nextel Partners, Inc.
	8.125% 07/01/11	500,000	543,750
PanAmSat Corp.
	9.000% 08/15/14	490,000	534,100
Qwest Communications International, Inc.	7.500% 02/15/14 (a)	400,000	378,500
Qwest Capital Funding, Inc.
	7.250% 02/15/11	870,000	830,850
Qwest Services Corp.	13.500% 12/15/10 (a)	1,000,000	1,155,000
Rogers Wireless, Inc.	9.750% 06/01/16	315,000	387,450
	8.000% 12/15/12 (b)	200,000	215,000
Rural Cellular Corp.
	8.250% 03/15/12	500,000	522,500
	9.750% 01/15/10	270,000	251,100
SBA Telecommunications, Inc.
	12/15/11 (c)(f) (9.750% 12/15/07)	565,000	518,387
Sprint Capital Corp.
	6.125% 11/15/08	1,009,000	1,063,758
	8.375% 03/15/12	5,223,000	6,299,721
	8.750% 03/15/32	2,977,000	4,154,642
TELUS Corp.	7.500% 06/01/07	7,873,000	8,312,077
Time Warner Telecom, Inc.
	10.125% 02/01/11 (b)	205,000	205,513
	9.250% 02/15/14	135,000	130,275
	9.750% 07/15/08	95,000	95,475
US LEC Corp.
	11.890% 10/01/09 (i)	175,000	177,188
US Unwired, Inc.
	10.000% 06/15/12	500,000	555,000
Verizon Global Funding Corp.	7.750% 12/01/30	159,000	204,678
Verizon Pennsylvania, Inc.	5.650% 11/15/11	9,157,000	9,567,600
Western Wireless Corp.
	9.250% 07/15/13	500,000	571,250

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunications – (continued)
Zeus Special Subsidiary Ltd.
	02/01/15 (a)(b)(c)(f) (9.250% 02/01/10)	270,000	180,225
	Telecommunications Total		49,932,932
	COMMUNICATIONS TOTAL		89,442,564
CONSUMER CYCLICAL – 2.9%
Airlines – 0.2%
Continental Airlines, Inc.
	7.461% 04/01/15	2,923,070	2,740,379
	7.568% 12/01/06 (b)	500,000	430,000
Northwest Airlines, Inc.
	9.875% 03/15/07 (b)	600,000	316,500
		Airlines Total	3,486,879
Apparel – 0.2%
Broder Brothers Co.
	11.250% 10/15/10	290,000	292,900
Jones Apparel Group, Inc.	6.125% 11/15/34 (a)	3,300,000	3,174,567
Levi Strauss & Co.	9.750% 01/15/15 (a)(b)	650,000	645,125
Phillips-Van Heusen Corp.	8.125% 05/01/13	300,000	318,750
		Apparel Total	4,431,342
Auto Manufacturers – 0.7%
DaimlerChrysler N.A. Holding Corp.	4.050% 06/04/08	6,697,000	6,580,003
Ford Motor Co.	7.450% 07/16/31 (b)	7,734,000	6,419,220
General Motors Corp.	8.375% 07/15/33	395,000	330,813
Navistar International Corp.	7.500% 06/15/11	265,000	270,300
	Auto Manufacturers Total		13,600,336
Auto Parts & Equipment – 0.2%
Commercial Vehicle Group	8.000% 07/01/13 (a)	210,000	214,200
Cooper-Standard Automotive, Inc.	8.375% 12/15/14 (a)	575,000	460,000
Delco Remy International, Inc.
	9.375% 04/15/12 (b)	270,000	221,400
Dura Operating Corp.
	8.625% 04/15/12 (b)	350,000	316,750

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Auto Parts & Equipment – (continued)
Goodyear Tire & Rubber Co.
	7.857% 08/15/11 (b)	195,000	189,150
	9.000% 07/01/15	525,000	513,187
Neff Rent LLC	11.250% 06/15/12 (a)	245,000	245,000
Rexnord Corp.	10.125% 12/15/12	160,000	175,200
	Auto Parts & Equipment Total		2,334,887
Distribution / Wholesale – 0.0%
Buhrmann US, Inc.
	7.875% 03/01/15 (a)	130,000	126,100
	Distribution / Wholesale Total		126,100
Entertainment – 0.1%
AMC Entertainment, Inc.
	9.875% 02/01/12 (b)	435,000	431,737
Global Cash Access LLC
	8.750% 03/15/12	295,000	320,813
LCE Acquisition Corp.
	9.000% 08/01/14(a)	350,000	339,500
Six Flags, Inc.
	9.625% 06/01/14 (b)	450,000	417,375
Steinway Musical Instruments, Inc.	8.750% 04/15/11	250,000	261,875
Warner Music Group	7.375% 04/15/14	600,000	607,500
		Entertainment Total	2,378,800
Home Builders – 0.4%
Beazer Homes USA, Inc.	6.500% 11/15/13	3,662,000	3,607,070
KB Home	5.750% 02/01/14	2,455,000	2,424,312
K. Hovnanian Enterprises, Inc.	6.500% 01/15/14	1,820,000	1,820,000
		Home Builders Total	7,851,382
Home Furnishings – 0.0%
ALH Finance LLC
	8.500% 01/15/13	280,000	257,600
WII Components, Inc.
	10.000% 02/15/12	240,000	235,800
	Home Furnishings Total		493,400
Leisure Time – 0.1%
AMF Bowling Worldwide, Inc.
	10.000% 03/01/10 (b)	305,000	308,050

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Leisure Time – (continued)
Equinox Holdings, Inc.
	9.000% 12/15/09	330,000	340,725
K2, Inc.	7.375% 07/01/14	195,000	204,750
Town Sports International, Inc.
	02/01/14 (c) (f) (11.000% 02/01/09)	475,000	286,187
		Leisure Time Total	1,139,712
Lodging – 0.2%
Circus & Eldorado/Silver Legacy Capital Corp.
	10.125% 03/01/12	270,000	282,825
Hard Rock Hotel, Inc.	8.875% 06/01/13	380,000	413,250
Inn of the Mountain Gods Resort & Casino
	12.000% 11/15/10	285,000	325,612
Las Vegas Sands Corp.	6.375% 02/15/15	80,000	77,800
MGM Mirage	6.750% 09/01/12	500,000	513,750
Mohegan Tribal Gaming Authority	6.125% 02/15/13 (a)	170,000	171,700
Penn National Gaming, Inc.
	6.750% 03/01/15 (a)	310,000	308,450
River Rock Entertainment
	9.750% 11/01/11	215,000	237,038
Seneca Gaming Corp.	7.250% 05/01/12	280,000	289,450
Virgin River Casino Corp.
	9.000% 01/15/12 (a)	104,000	108,420
	01/15/13 (a)(c)(f) (12.750% 01/15/09)	175,000	122,500
Wynn Las Vegas LLC	6.625% 12/01/14 (a)	500,000	485,000

		Lodging Total	3,335,795
Retail – 0.7%
Asbury Automotive Group, Inc.
	8.000% 03/15/14	415,000	400,475
CVS Corp.	5.298% 01/11/27 (a)	2,005,150	2,033,162
Ferrellgas Partners LP	8.75% 06/15/12	410,000	410,000
Finlay Fine Jewelry Corp.
	8.375% 06/01/12	250,000	222,500
Kohl’s Corp.	6.700% 02/01/06	240,000	243,725
Landry’s Restaurants, Inc.	7.500% 12/15/14	240,000	238,800

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Movie Gallery, Inc.
	11.000% 05/01/12 (a)	125,000	131,250
Rite Aid Corp.
	7.500% 01/15/15 (a)	90,000	86,400
	9.250% 06/01/13	270,000	261,900
Saks, Inc.	7.000% 12/01/13	245,000	245,000
Suburban Propane Partners LP
	6.875% 12/15/13 (a)	140,000	133,000
Target Corp.	5.375% 06/15/09	1,320,000	1,379,558
	5.400% 10/01/08	2,876,000	2,992,651
Wal-Mart Stores, Inc.	5.450% 08/01/06	4,057,000	4,128,484
		Retail Total	12,906,905
Textiles – 0.1%
INVISTA
	9.250% 05/01/12 (a)	290,000	317,187
		Textiles Total	317,187
	CONSUMER CYCLICAL TOTAL		52,402,725
CONSUMER NON - CYCLICAL – 2.0%
Agriculture – 0.0%
Alliance One International, Inc.
	11.000% 05/15/12 (a)	210,000	215,775
		Agriculture Total	215,775
Beverages – 0.2%
Anheuser-Busch Companies, Inc.	5.950% 01/15/33	2,856,000	3,267,036
Constellation Brands, Inc.	8.125% 01/15/12 (b)	240,000	256,200
		Beverages Total	3,523,236
Commercial Services – 0.1%
Dollar Financial Group, Inc.
	9.750% 11/15/11	430,000	442,900
GEO Group, Inc.
	8.250% 07/15/13	310,000	299,925
Language Line Holdings, Inc.
	11.125% 06/15/12	505,000	454,500
NationsRent, Inc.
	9.500% 10/15/10	265,000	286,200
Service Corp. International	7.700% 04/15/09	345,000	370,012
Vertis, Inc.	10.875% 06/15/09	500,000	475,000

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Iron Mountain, Inc.	7.750% 01/15/15	460,000	464,600
	9.500% 05/01/15 (a)	235,000	231,475
Sheridan Group
	10.250% 08/15/11	250,000	260,000
Corrections Corp. of America	6.250% 03/15/13	265,000	263,013
	Commercial Services Total		3,547,625
Cosmetics / Personal Care – 0.2%
DEL Laboratories, Inc.	8.000% 02/01/12 (a)	295,000	250,750
Elizabeth Arden, Inc.	7.750% 01/15/14	250,000	260,000
Procter & Gamble Co.	4.750% 06/15/07	1,926,000	1,956,257
Revlon Consumer Products Corp.
	8.625% 02/01/08	80,000	76,000
	9.500% 04/01/11 (a)	230,000	218,500
	Cosmetics / Personal Care Total		2,761,507
Food – 0.8%
Cadbury-Schweppes PLC	5.125% 10/01/13 (a)	5,772,000	5,901,293
Dole Food Co., Inc.	8.625% 05/01/09	53,000	56,312
Merisant Co.
	10.750% 07/15/13 (a)	700,000	512,750
Fred Myer, Inc.	7.450% 03/01/08	6,630,000	7,100,067
Pinnacle Foods Holding Corp.
	8.250% 12/01/13	410,000	366,950
Reddy Ice Holdings, Inc.
	11/01/12 (a)(c)(f) (10.500% 11/01/08)	180,000	129,600
Stater Brothers Holdings, Inc.	8.125% 06/15/12	600,000	586,500
		Food Total	14,653,472
Healthcare Services – 0.5%
DaVita, Inc.
	7.250% 03/15/15(a)	245,000	251,737
InSight Health Services Corp.
	9.875% 11/01/11	500,000	392,500
MQ Associates, Inc.
	08/15/12 (b)(c)(f) (12.250% 08/15/08)	1,300,000	676,000
Select Medical Corp.	7.625% 02/01/15 (a)	170,000	167,450
Tenet Healthcare Corp.	9.875% 07/01/14	750,000	806,250

10

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – (continued)
US Oncology Holdings, Inc.
	8.620% 03/15/15 (a)(i)		145,000	135,213
WellPoint Health Networks, Inc.	6.375% 06/15/06		6,769,000	6,903,568
US Oncology, Inc.
	9.000% 08/15/12		500,000	535,000
	Healthcare Services Total			9,867,718
Household Products / Wares – 0.2%
Amscan Holdings, Inc.
	8.750% 05/01/14		435,000	400,200
Fortune Brands, Inc.	2.875% 12/01/06		1,926,000	1,887,480
Jostens IH Corp.
	7.625% 10/01/12		350,000	343,000
Playtex Products, Inc.
	9.375% 06/01/11 (b)		475,000	502,312
	Household Products / Wares Total			3,132,992
Pharmaceuticals – 0.0%
Elan Finance PLC
	7.750% 11/15/11 (a)(b)		435,000	368,662
Nycomed SA
	11.750% 09/15/13 PIK (a)	EUR	275,000	319,611
Warner Chilcott Corp.	8.750% 02/01/15 (a)		160,000	155,600
	Pharmaceuticals Total			843,873
	CONSUMER NON - CYCLICAL TOTAL			38,546,198
DIVERSIFIED – 0.4%
Holding Companies – Diversified – 0.4%
Hutchison Whampoa International Ltd.
	6.250% 01/24/14 (a)		6,000,000	6,455,279
	7.450% 11/24/33 (a)		1,000,000	1,186,630
	Holding Companies - Diversified Total			7,641,909
	DIVERSIFIED TOTAL			7,641,909
ENERGY – 3.2%
Oil & Gas Services – 0.0%
Newpark Resources, Inc.
	8.625% 12/15/07		310,000	310,387
	Oil & Gas Services Total			310,387
Oil, Gas & Consumable Fuels – 2.3%
Amerada Hess Corp.	7.300% 08/15/31		3,500,000	4,226,600

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
Chesapeake Energy Corp.	7.500% 06/15/14	295,000	317,862
Compton Petroleum Corp.
	9.900% 05/15/09	500,000	525,000
Conoco Funding Co.
	5.450% 10/15/06	3,495,000	3,560,706
	6.350% 10/15/11	4,830,000	5,360,286
Delta Petroleum Corp.
	7.000% 04/01/15 (a)	150,000	137,625
Gazprom International SA	7.201% 02/01/20 (a)	3,225,000	3,458,812
Nexen, Inc.	7.875% 03/15/32	1,040,000	1,337,284
Pemex Project Funding Master Trust	7.375% 12/15/14	3,075,000	3,428,625
Petroquest Energy, Inc.
	10.375% 05/15/12 (a)	195,000	192,563
Pioneer Natural Resources Co.	6.500% 01/15/08	6,526,000	6,752,583
Premcor Refining Group, Inc.	7.500% 06/15/15	240,000	261,000
Pride International, Inc.	7.375% 07/15/14	200,000	218,750
USX Corp.	6.650% 02/01/06	7,032,000	7,129,253
Whiting Petroleum Corp.
	7.250% 05/01/12	405,000	415,125
XTO Energy, Inc.	7.500% 04/15/12	5,520,000	6,355,010
	Oil, Gas & Consumable Fuels Total		43,677,084
Pipelines – 0.9%
CenterPoint Energy Resources Corp.	7.875% 04/01/13	1,674,000	1,992,277
Coastal Corp.	7.750% 06/15/10 (b)	755,000	771,044
Consolidated Natural Gas Co.	5.375% 11/01/06	3,144,000	3,191,694
Duke Capital LLC	4.370% 03/01/09	4,046,000	4,033,336
Dynegy Holdings, Inc.
	6.875% 04/01/11	750,000	740,625
Sonat, Inc.
	7.625% 07/15/11	1,030,000	1,040,300
Teppco Partners LP	7.625% 02/15/12	3,991,000	4,552,055

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines– (continued)
Williams Companies, Inc.	8.125% 03/15/12 (b)	500,000	572,500
		Pipelines Total	16,893,831
		ENERGY TOTAL	60,881,302
FINANCIALS – 13.4%
Auto Loans – 0.4%
Ford Motor Credit Co.	7.375% 02/01/11	1,600,000	1,575,152
General Motors Acceptance Corp.
	6.150% 04/05/07	4,263,000	4,225,059
	6.875% 09/15/11	1,551,000	1,432,612
	6.875% 08/28/12	100,000	91,541
		Auto Loans Total	7,324,364
Banks – 2.9%
Bank of New York Co., Inc.	3.900% 09/01/07	2,100,000	2,092,587
Bank One Corp.	6.000% 08/01/08	2,000,000	2,098,020
Chinatrust Commercial Bank	5.625% 12/17/49 (a)(i)	1,220,000	1,242,037
First Union National Bank	5.800% 12/01/08	7,489,000	7,882,397
Korea Development Bank	7.250% 05/15/06	479,000	493,370
Mellon Funding Corp.	4.875% 06/15/07	2,861,000	2,907,749
National City Bank	4.625% 05/01/13	5,096,000	5,150,170
PNC Funding Corp.	5.750% 08/01/06	5,628,000	5,739,378
Popular North America, Inc.	6.125% 10/15/06	5,292,000	5,422,712
Rabobank Capital Funding II	5.260% 12/29/49 (a)(i)	6,000,000	6,155,100
Union Planters Corp.	4.375% 12/01/10	6,846,000	6,889,267
US Bank NA	6.375% 08/01/11	6,752,000	7,510,925
		Banks Total	53,583,712
Commercial – 0.6%
Caterpillar Financial Services Corp.
	2.350% 09/15/06	3,142,000	3,085,130
	5.950% 05/01/06	4,968,000	5,048,233
CIT Group, Inc.	7.375% 04/02/07	2,752,000	2,898,654
		Commercial Total	11,032,017
Consumer Loans– 0.8%
American General Finance Corp.	2.750% 06/15/08	2,090,000	2,000,360
HSBC Finance Corp.
	5.875% 02/01/09	4,336,000	4,556,356

13

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
Financials– (continued)
Consumer Loans– (continued)
	6.375% 11/27/12		1,907,000	2,109,218
	7.200% 07/15/06		3,546,000	3,662,025
	7.875% 03/01/07		2,000,000	2,120,260
SLM Corp.	6.500% 06/15/10	NZD	420,000	290,260
	Consumer Loans Total			14,738,479
Credit Card– 0.4%
American Express Co.
	3.750% 11/20/07		1,887,000	1,874,640
	4.750% 06/17/09		2,746,000	2,804,133
Capital One Bank	5.000% 06/15/09		2,415,000	2,473,684
			Credit Card Total	7,152,457
Diversified Financial Services – 0.5%
General Electric Capital Corp.	6.750% 03/15/32		8,000,000	9,853,920
	Diversified Financial Services Total			9,853,920
Insurance – 0.1%
MetLife, Inc.	5.375% 12/15/12		938,000	985,059
			Insurance Total	985,059
Investment Banker Broker – 25.7%
Bear Stearns Companies, Inc.
	4.500% 10/28/10		6,256,000	6,303,796
	5.700% 01/15/07		1,944,000	1,990,637
Citigroup Global Markets Holdings, Inc.	6.500% 02/15/08		2,557,000	2,713,207
Credit Suisse First Boston USA, Inc.	4.625% 01/15/08		700,000	708,589
Credit Suisse First Boston USA, Inc.	6.125% 11/15/11		3,452,000	3,758,641
E*Trade Financial Corp.	8.000% 06/15/11		265,000	279,575
Goldman Sachs Group, Inc.
	4.125% 01/15/08		1,200,000	1,201,908
	6.600% 01/15/12		5,858,000	6,525,285
JPMorgan Chase & Co.	7.250% 06/01/07		7,008,000	7,403,672
LaBranche & Co., Inc.	11.000% 05/15/12		600,000	648,000
Lehman Brothers Holdings, Inc.	7.000% 02/01/08		4,530,000	4,831,381
Merrill Lynch & Co., Inc.
	2.070% 06/12/06		2,538,000	2,488,915
	3.700% 04/21/08		2,717,000	2,690,754

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
Financials– (continued)
Investment Banker Broker– (continued)
	6.000% 02/17/09	5,640,000	5,979,472
Morgan Stanley	6.750% 04/15/11	4,509,000	5,010,716
	Investment Banker Broker Total		52,534,548
Investment Companies – 0.2%
Dow Jones CDX High Yield Index	8.250% 06/29/10	2,970,000	2,981,138
	Investment Companies Total		2,981,138
Leasing Company – 0.4%
International Lease Finance Corp.
	3.500% 04/01/09	6,760,000	6,525,901
	4.500% 05/01/08	1,743,000	1,750,321
	Leasing Company Total		8,276,222
Mortgage Loan Banker– 0.8%
Countrywide Home Loans, Inc.	5.500% 08/01/06	10,093,000	10,244,294
Residential Capital Corp.	6.875% 06/30/15	4,000,000	4,000,000
	Mortgage Loan Banker Total		14,244,294
Other Services – 0.3%
National Rural Utilities Cooperative Finance Corp.
	3.250% 10/01/07	2,226,000	2,181,102
	5.750% 08/28/09	2,700,000	2,843,451
		Other Services Total	5,024,553
Real Estate Investment Trust – 1.4%
Camden Property Trust	5.375% 12/15/13	5,483,000	5,614,811
EOP Operating LP
	4.750% 03/15/14	3,822,000	3,762,568
	7.000% 07/15/11	3,136,000	3,491,121
iStar Financial, Inc.	4.875% 01/15/09	5,439,000	5,448,138
Simon Property Group LP	3.750% 01/30/09	5,283,000	5,149,868

15

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
Financials– (continued)
Real Estate Investment Trusts– (continued)
Health Care Property Investors, Inc.	6.450% 06/25/12	2,311,000	2,498,838
Thornburg Mortgage, Inc.	8.000% 05/15/13	680,000	693,600
	Real Estate Investment Trusts Total		26,658,944
Savings & Loans – 0.7%
Washington Mutual, Inc.
	5.625% 01/15/07	6,302,000	6,445,370
	4.625% 04/01/14	6,200,000	6,070,296
Western Financial Bank	9.625% 05/15/12	210,000	227,850
	Savings & Loans Total		12,743,516
Special Purpose Entity – 1.2%
Citicorp	8.040% 12/15/19 (a)	6,000,000	7,707,000
Fund American Companies, Inc.	5.875% 05/15/13	3,225,000	3,344,454
Innophos Investments Holdings, Inc.	11.790%, 02/15/15 PIK (a)(d)(i)	154,308	141,963
MassMutual Global Funding II	2.550% 07/15/08 (a)	2,213,000	2,116,469
Prudential Funding LLC	6.600% 05/15/08	6,773,000	7,197,125
UFJ Finance Aruba AEC	6.750% 07/15/13	3,000,000	3,355,800
	Special Purpose Entity Total		23,862,811
	FINANCIALS TOTAL		250,996,034
INDUSTRIALS – 1.9%
Aerospace & Defense – 0.4%
Argo-Tech Corp.
	9.250% 06/01/11	245,000	266,131
BE Aerospace, Inc.
	8.875% 05/01/11	420,000	437,850
Northrop Grumman Corp.	7.125% 02/15/11	3,782,000	4,282,586
Raytheon Co.	5.375% 04/01/13	2,200,000	2,281,994
Sequa Corp.	9.000% 08/01/09	265,000	291,500
TransDigm, Inc.	8.375% 07/15/11	295,000	310,487
Standard Aero Holdings, Inc.
	8.250% 09/01/14 (a)	300,000	315,000
	Aerospace & Defense Total		8,185,548

16

		Par ($)	Value($)
Corporate Fixed-Income Bonds & Notes – (continued)
Industrials– (continued)
Building Materials – 0.0%
ACIH, Inc.
	12/15/12 (c)(f) (11.500% 12/15/07)	325,000	191,750
Associated Materials, Inc.
	03/01/14 (c)(f) (11.250% 03/01/09)	220,000	139,700
Nortek, Inc.
	8.500% 09/01/14	150,000	138,750
RMCC Acquisition Co.
	9.500% 11/01/12 (a)	180,000	174,600
U.S. Concrete, Inc.
	8.375% 04/01/14 (a)	240,000	225,600
	Building Materials Total		870,400
Electrical Components & Equipment – 0.0%
Coleman Cable, Inc.
	9.875% 10/01/12(a)	425,000	379,312
	Electrical Components & Equipment Total		379,312
Electronics – 0.1%
Flextronics International Ltd.	6.250% 11/15/14 (g)	500,000	500,000
Sanmina-SCI Corp.	6.750% 03/01/13 (a)	380,000	362,900
		Electronics Total	862,900
Engineering & Construction – 0.0%
J. Ray McDermott SA
	11.500% 12/15/13 (a)	410,000	459,200
	Engineering & Construction Total		459,200
Environmental Control – 0.4%
Allied Waste North America, Inc.
	7.875% 04/15/13	1,000,000	1,017,500
	7.250% 03/15/15(a)	175,000	168,437
Waste Management, Inc.	7.375% 08/01/10	5,056,000	5,649,372
Waste Services, Inc.
	9.500% 04/15/14 (a)(b)	480,000	471,600
	Environmental Control Total		7,306,909
Machinery – Diversified –0.0%
Douglas Dynamics LLC
	7.750% 01/15/12 (a)	335,000	328,300
	Machinery - Diversified Total		328,300

17

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
Industrials– (continued)
Metal Fabricate/ Hardware – 0.1%
Altra Industrial Motion, Inc.
	9.000% 12/01/11(a)	120,000	113,400
Mueller Holdings, Inc.
	04/15/14 (c)(f) (14.750% 04/15/09)	270,000	197,100
TriMas Corp.
	9.875% 06/15/12	385,000	323,400
FastenTech, Inc.	11.500% 05/01/11 (a)	430,000	466,550
	Metal Fabricate / Hardware Total		1,100,450
Miscellaneous Manufacturing – 0.2%
Bombardier, Inc.	6.300% 05/01/14 (a)(b)	455,000	406,088
General Electric Co.	5.000% 02/01/13	2,108,000	2,176,067
J.B. Poindexter & Co.
	8.750% 03/15/14 (a)	275,000	250,250
Koppers Industries, Inc.
	9.875% 10/15/13	500,000	542,500
Samsonite Corp.
	8.875% 06/01/11	220,000	234,300
	Miscellaneous Manufacturing Total		3,609,205
Packaging & Containers – 0.1%
Crown European Holdings SA	10.875% 03/01/13	500,000	590,000
Jefferson Smurfit Corp.	8.250% 10/01/12	280,000	282,100
Owens-Brockway Glass Container	6.750% 12/01/14 (a)	400,000	406,500
Owens-Illinois, Inc.	7.500% 05/15/10	50,000	52,500
	Packaging & Containers Total		1,331,100
Transportation – 0.6%
Burlington Northern Santa Fe Corp.	6.750% 07/15/11	4,184,000	4,672,775
CHC Helicopter Corp.
	7.375% 05/01/14 (a)	185,000	184,538
	7.375% 05/01/14	220,000	219,450
Canadian National Railway Co.	6.900% 07/15/28	3,339,000	4,140,794
QDI LLC
	9.000% 11/15/10	365,000	336,712
Ship Finance International Ltd.	8.500% 12/15/13	800,000	766,000
Stena AB	7.000% 12/01/16	1,000,000	925,000

18

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
Industrials– (continued)
Transportation– (continued)
TFM SA de CV
	9.375% 05/01/12 (a)	320,000	334,400
	Transportation Total		11,579,669
	INDUSTRIALS TOTAL		36,012,993
TECHNOLOGY – 0.5%
Computers – 0.5%
Hewlett-Packard Co.	5.750% 12/15/06	6,394,000	6,546,496
International Business Machines Corp.	4.875% 10/01/06	3,173,000	3,211,774
		Computers Total	9,758,270
Semiconductors – 0.0%
Amkor Technology, Inc.
	9.250% 02/15/08 (b)	235,000	223,250
	Semiconductors Total		223,250
	TECHNOLOGY TOTAL		9,981,520
UTILITIES – 3.4%
Electric – 3.4%
AEP Texas Central Co.	6.650% 02/15/33	5,830,000	6,856,605
AES Corp.
	9.500% 06/01/09	350,000	388,500
Appalachian Power Co.	3.600% 05/15/08	1,804,000	1,768,497
Calpine Corp.	8.500% 07/15/10 (a)(b)	445,000	342,650
Calpine Generating Co. LLC
	12.390% 04/01/11(d)(i)	510,000	465,375
CMS Energy Corp.	8.900% 07/15/08	345,000	374,325
Con Edison Co.	4.700% 06/15/09	2,980,000	3,031,137
Dominion Resources, Inc.	5.000% 03/15/13	912,000	918,211
Edison Mission Energy	9.875% 04/15/11	500,000	585,000
Exelon Generation Co. LLC	5.350% 01/15/14	2,125,000	2,199,694
FirstEnergy Corp.
	6.450% 11/15/11	2,626,000	2,869,614
	7.375% 11/15/31	1,341,000	1,638,300
FPL Energy National Wind	5.608% 03/10/24(a)	636,000	640,770
Kiowa Power Partners LLC	5.737% 03/30/21(a)	2,190,000	2,213,499
Midamerican Energy Holdings Co.	5.000% 02/15/14	4,302,000	4,343,256
NiSource Finance Corp.	5.400% 07/15/14	3,631,000	3,737,642
Orion Power Holdings, Inc.	12.000% 05/01/10	780,000	934,050
Pacific Gas & Electric Co.
	4.200% 03/01/11	976,000	960,423
	6.050% 03/01/34	1,377,000	1,525,303

19

		Par ($)		Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
Utilities– (continued)
Electric– (continued)
Pepco Holdings, Inc.	5.500% 08/15/07	1,416,000		1,448,086
Progress Energy, Inc.	6.050% 04/15/07	7,344,000		7,553,083
PSEG Energy Holdings LLC	8.625% 02/15/08	500,000		530,000
Public Service Electric & Gas Co.	4.000% 11/01/08	1,701,000		1,686,950
Southern Co. Capital Funding Inc.	5.300% 02/01/07	3,248,000		3,308,997
Southern Power Co.	6.250% 07/15/12	1,753,000		1,920,359
Texas Genco LLC	6.875% 12/15/14 (a)	245,000		257,862
TXU Corp.
	5.550% 11/15/14(a)	3,450,000		3,313,173
	6.550% 11/15/34(a)	5,000,000		4,802,650
Virginia Electric and Power Co.	5.375% 02/01/07	3,516,000		3,579,253
		Electric Total		64,193,264
		UTILITIES TOTAL		64,193,264
	Total Corporate Fixed-Income Bonds & Notes (cost of $630,200,753)			644,183,182
Government Agencies & Obligations – 20.0%
FOREIGN GOVERNMENT BONDS – 6.3%
African Development Bank	1.950% 03/23/10	JPY	475,000,000	4,577,416
Aries Vermoegensverwaltungs GmbH	9.600% 10/25/14	1,000,000		1,295,400
Bonos Y Oblig Del Estado	5.000% 07/30/12	EUR	2,765,000	3,808,924
Corp. Andina de Fomento	6.375% 06/18/09	EUR	870,000	1,190,002
Eksportfinans AS	1.800% 06/21/10	JPY	300,000,000	2,874,602
European Investment Bank
	3.625% 10/15/13	EUR	860,000	1,088,281
	7.625% 12/07/07	GBP	190,000	366,375
Export-Import Bank of Korea	4.625% 03/16/10	2,425,000		2,449,177
Federal Republic of Brazil
	10.250% 06/17/13 (b)	1,925,000		2,242,625
	4.313% 04/15/12 (d)(i)	1,684,139		1,619,974
	14.500% 10/15/09 (b)	1,715,000		2,226,927
Government of Canada
	5.500% 06/01/10	CAD	400,000	358,227
	5.250% 06/01/13	CAD	2,240,000	2,018,414
Government of Finland	5.375% 07/04/13	EUR	725,000	1,030,736

20

		Par ($)		Value ($)
Government Agencies & Obligations – (continued)
FOREIGN GOVERNMENT BONDS – (continued)
Inter-American Development Bank	1.900% 07/08/09	JPY	120,000,000	1,158,009
International Bank for Reconstruction & Development	2.000% 02/18/08	JPY	315,000,000	2,972,519
Irish Treasury Bond	5.000% 04/18/13	EUR	1,570,000	2,177,719
Kingdom of Norway	6.000% 05/16/11	NOK	3,975,000	700,843
Kingdom of Sweden
	4.000% 12/01/09	SEK	2,110,000	289,279
	5.500% 10/08/12	SEK	4,730,000	715,774
New Zealand Government
	6.000% 11/15/11	NZD	915,000	644,832
	6.500% 02/15/06	NZD	250,000	174,054
Peoples of China	4.750% 10/29/13	600,000		607,296
Province of Ontario	1.875% 01/25/10	JPY	515,000,000	4,976,524
Republic of Italy
	0.375% 10/10/06	JPY	330,000,000	2,991,225
	4.250% 02/01/05	EUR	3,270,000	3,527,372
	4.250% 11/01/09	EUR	2,350,000	2,521,668
Republic of Bulgaria
	7.500% 01/15/13	EUR	590,000	909,425
	8.250% 01/15/15	250,000		314,775
Republic of Chile	5.500% 01/15/13	1,649,000		1,747,693
Republic of Colombia
	11.500% 05/31/11	EUR	665,000	1,032,517
	9.750% 04/09/11	1,488,226		1,701,042
Republic of France
	4.750% 10/25/12	EUR	2,640,000	3,592,944
	5.500% 10/25/10	EUR	2,330,000	3,228,894
Republic of Germany
	4.250% 07/04/14	EUR	3,110,000	4,121,883
	5.250% 07/04/10	EUR	2,945,000	4,018,555
Republic of Greece	5.350% 05/18/11	EUR	365,000	502,320
Republic of Panama
	9.375% 07/23/12	825,000		985,875
	8.875% 09/30/27 (b)	660,000		785,400
Republic of Peru
	7.500% 10/14/14	EUR	170,000	231,537
	9.125% 02/21/12 (b)	1,490,000		1,750,750

21

		Par ($)		Value ($)
Government Agencies & Obligations – (continued)
FOREIGN GOVERNMENT BONDS – (continued)
Republic of Philippines
	10.625% 03/16/25	1,580,000		1,779,870
Republic of Poland
	5.250% 01/15/14	580,000		611,146
	6.000% 05/24/09	PLN	1,350,000	423,035
	6.250% 07/03/12	450,000		498,780
Republic of South Africa	6.500% 06/02/14	2,768,000		3,075,248
Republic of Venezuela
	9.250% 09/15/27 (b)	2,000,000		2,098,000
Russian Federation
	10.000% 06/26/07	1,200,000		1,320,960
	5.000% 03/31/30 (c)	2,470,000		2,757,508
	8.750% 07/24/05	1,160,000		1,162,552
United Kingdom Treasury
	5.000% 09/07/14	GBP	1,810,000	3,450,023
	6.250% 11/25/10	GBP	255,000	505,473
United Mexican States
	6.375% 01/16/13	3,056,000		3,260,752
	7.375% 03/13/08	EUR	840,000	1,137,453
	8.375% 01/14/11	8,545,000		9,912,200
	7.500% 04/08/33	8,141,000		9,292,951
Victoria Treasury Corp.	7.500% 08/15/08	AUD	755,000	610,356
Western Australia Treasury Corp.	8.000% 10/15/07	AUD	640,000	515,282
	FOREIGN GOVERNMENT BONDS TOTAL			117,939,393
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 13.7%
Federal Home Loan Bank	3.625% 11/14/08	2,300,000		2,278,872
	3.875% 06/14/13	2,500,000		2,452,277
Federal Home Loan Mortgage Corp.	2.875% 05/15/07 (b)	4,000,000		3,933,636
	4.500% 01/15/13 (b)	4,078,000		4,173,861
	4.875% 11/15/13	7,510,000		7,857,518
	5.125% 01/15/12	1,620,000		2,216,432
	5.750% 03/15/09 (b)	3,634,000		3,858,701
	6.000% 06/15/11	5,250,000		5,778,696
	6.750% 03/15/31	2,000,000		2,647,872
Federal National Mortgage Association	TBA 2.125% 10/09/07	JPY	320,000,000	3,018,587
	3.250% 02/15/09 (b)	4,000,000		3,908,192

22

		Par ($)	Value ($)
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – (continued)
Federal National Mortgage Association– (continued)
	4.125% 04/15/14 (b)	7,000,000	6,944,476
	4.375% 07/17/13 (b)	20,000,000	19,715,440
	5.250% 01/15/09	5,249,000	5,477,184
	7.250% 05/15/30	2,567,000	3,563,671
U.S. Treasury Bonds	5.375% 02/15/31 (b)	12,300,000	14,514,000
	6.250% 05/15/30 (b)	14,000,000	18,235,546
	6.250% 08/15/23 (b)	15,870,000	19,777,368
U.S. Treasury Inflation Index Notes	3.875% 01/15/09	5,438,856	5,917,943
U.S. Treasury Notes	3.000% 11/15/07 (b)	21,500,000	21,187,583
	4.000% 02/15/15 (b)	32,100,000	32,214,115
	1.625% 01/15/15	6,093,060	6,070,924
	2.000% 08/31/05 (b)	1,250,000	1,247,510
	3.125% 01/31/07 (b)	3,000,000	2,976,327
	3.625% 01/15/10 (b)	20,000,000	19,905,460
	STRIPS 11/15/13–05/15/23 (f)	70,650,000	37,699,518
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		257,571,709
	Total Government Agencies & Obligations (cost of $364,737,269)		375,511,102
MORTGAGE – BACKED SECURITIES – 32.3%
Fannie Mae
	TBA 4.500% 07/15/20 (e)	80,000,000	79,624,959
	6.500% 01/01/29	12,472,,984	12,953,280
	TBA 5.500% 07/15/35 (e)	98,559,000	99,883,435
	6.500% 05/01/33	1,938,568	2,010,849
	6.500% 11/01/34	12,230,539	12,665,331
	6.500% 01/01/35	9,827,994	10,174,499
	6.500% 10/01/34	2,497,518	2,585,572
	TBA 5.000% 07/15/20 (e)	19,000,000	19,207,822
	TBA 5.500% 07/15/35 (e)	15,000,000	15,206,250
	6.500% 02/01/35	63,537,845	65,796,595
	10.000% 09/01/18	103,160	116,107
	4.324% 08/01/36 (i)	70,119	71,531
	TBA 5.000% 07/15/35 (e)	211,610,000	211,610,000

23

		Par ($)	Value ($)
MORTGAGE - BACKED SECURITIES – (continued)
Fannie Mae- (continued)
	6.500% 05/01/32–01/01/33	9,006,151	9,341,532
	6.000% 09/01/16	178,752	189,777
	7.000% 10/01/11	326,248	342,005
	8.000% 12/01/09	521,190	532,221
Federal Home Loan Mortgage Corp.
	6.500% 11/01/32	19,384,477	20,097,398
	TBA 4.500% 07/15/35 (e)	18,000,000	17,915,616
	TBA 6.000% 07/15/35 (e)	20,000,000	20,506,240
	8.000% 11/01/09–04/01/10	52,068	55,320
	8.500% 11/01/26	271,165	296,229

Government National Mortgage Association
	13.000% 01/15/11–02/15/11	10,957	12,348
	7.000% 01/15/30	2,031,247	2,152,850
	7.500% 12/15/23–07/20/28	2,490,973	2,678,553
	8.000% 11/15/07–05/15/17	28,441	30,236
	8.500% 12/15/05–02/15/25	191,974	211,453
	9.500% 06/15/09–09/15/09	11,193	11,940
	MORTGAGE - BACKED SECURITIES TOTAL (cost of $604,615,652)		606,279,948
Asset-Backed Securities – 23.2%
AEGIS Asset Backed Securities Trust	3.414% 06/25/24(d)(i)	7,655,818	7,658,421
AmeriCredit Automobile Receivables Trust	1.490% 05/07/07	636,109	634,767
	5.370% 06/12/08	889,246	892,729
AQ Finance NIM Trust	3.574% 08/25/08 (a)(d)(i)	369,762	369,871
Arizona Educational Loan Marketing Corp.	3.430% 12/01/13 (d)	9,900,001	9,899,990
Argent NIM Trust	4.550% 04/25/34(a)	167,112	167,059
Bank One Issuance Trust
	2.940% 06/16/08	2,089,428	2,086,210
	3.450% 02/17/09 (d)(i)	4,250,000	4,254,292
Bear Stearns Asset Backed Security, Inc.
	3.424% 02/25/35 (d)(i)	8,420,874	8,423,316
	3.424% 05/25/35(d)(i)	7,290,672	7,288,393
	3.664% 03/25/35 (d)(i)	8,399,208	8,406,768
	3.814% 08/25/34 (d)(i)	1,341,961	1,349,341
BMW Vehicle Owner Trust	1.940% 02/25/07	1,088,075	1,085,148

24

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Bombardier Capital Mortgage Securitization Corp.	6.230% 04/15/28	184,143	183,279
Capital Auto Receivables Asset Trust
	3.500% 01/15/09 (d)(i)	1,023,455	1,023,485
	4.180% 10/15/07	598,100	598,228
Capital One Multi-Asset Execution Trust	3.900% 07/15/08 (d)(i)	10,000,000	10,010,900
Carrington Mortgage Loan Trust	3.444% 05/25/35 (d)(i)	8,835,816	9,446,225
CDC Mortgage Capital Trust	3.544% 03/25/34 (d)(i)	419,345	419,365
Chase Funding Mortgage Loan	3.424% 11/25/18 (d)(i)	525,665	525,670
Chase Manhattan Auto Owner Trust
	1.520% 05/15/07	1,927,401	1,917,649
	2.040% 12/15/09	1,480,702	1,451,147
	2.260% 11/15/07	2,000,000	1,987,820
	2.780% 06/15/10	1,500,000	1,476,960
Contimortgage Home Equity Trust	6.880% 01/15/28	432,383	432,292
Countrywide Asset-Backed Certificates
	3.404% 05/25/35 (d)(i)	9,381,294	9,384,484
	3.404% 10/25/26 (d)(i)	10,665,620	10,668,500
	3.434% 03/25/35 (i)	12,156,923	12,160,934
	3.430 10/25/35 (d) (i)	10,000,000	10,000,000
First Alliance Mortgage Loan Trust	7.625% 07/25/25	1,886,559	1,882,335
First Plus Home Loan Trust	7.720% 05/10/24	412,656	413,741
Ford Credit Auto Owner Trust
	3.160% 08/15/07	5,000,000	4,952,000
	3.270% 01/15/07 (d)(i)	3,280,700	3,280,503
	5.180% 10/16/06	6,610,000	6,641,860

GMAC Mortgage Corp. Loan Trust	3.394% 06/25/34 (d)(i)	5,000,000	5,000,881
Gracechurch Card Funding PLC	3.410% 02/17/09 (d)(i)	3,500,000	3,502,310
Harley-Davidson Motorcycle Trust
	1.340% 01/15/08	256,262	255,695
	1.890% 02/15/11	431,437	425,341
	2.180% 01/15/09	2,577,271	2,548,096
	2.960% 02/15/12	2,387,683	2,343,416
Honda Auto Receivables Owner Trust
	1.690% 02/21/07	2,028,768	2,016,900
	1.920% 11/20/06	808,236	806,756
Household Automotive Trust	2.310% 04/17/08	2,699,514	2,680,887
Irwin Home Equity	3.484% 09/25/17 (d)(i)	5,615,730	5,617,303
Keycorp Student Loan Trust	3.471% 07/25/29 (d)(i)	14,767,352	14,813,426

25

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Long Beach Mortgage Loan Trust	3.394% 03/25/35 (d)(i)	7,225,103	7,227,559
MBNA Master Credit Card Trust USA	3.510% 02/15/08 (d)(i)	7,000,000	6,999,720
MMCA Automobile Trust	5.750% 06/15/07	73,122	73,249
Morgan Stanley ABS Capital
	3.394% 02/25/35 (d)(i)	8,584,782	8,587,787
	3.404% 3/25/35 (d)(i)	9,109,068	9,112,439
	3.494% 05/25/34 (d)(i)	8,069,407	8,072,634
Oncor Electric Delivery Transition Bond Co.	2.260% 02/15/09	5,819,634	5,771,447
Onyx Acceptance Auto Trust	3.380% 01/15/08	10,750,000	10,724,415
Popular ABS Mortgage Pass-Through Trust
	3.370 07/25/35 (d)(i)	8,000,000	8,000,000
	3.404% 04/25/35 (d)(i)	15,308,193	15,313,245
Rennaisance Home Equity Loan Trust
	3.434% 05/25/35 (d)(i)	9,765,682	9,769,295
	3.270% 07/25/35 (d)(i)	12,066,000	12,066,000
	3.444% 05/25/35 (d)(i)	8,216,606	8,218,495
Residential Asset Mortgage Products, Inc.	3.484% 08/25/22 (d)(i)	4,047,590	4,047,954
Securitized Asset Backed Receivables LLC Trust	3.564% 02/25/34(d)(i)	2,183,959	2,190,030
SLM Student Loan Trust
	3.171% 01/25/13 (d)(i)	9,000,000	8,991,540
	3.191% 10/25/12 (d)(i)	4,500,000	4,500,000
	3.191% 04/25/14 (d)(i)	11,500,000	11,506,318
	3.201% 01/25/13 (b)(d)(i)	4,457,307	4,461,497
	3.271% 04/25/17 (d)(i)	13,721,978	13,752,166
	3.321% 01/25/12 (d)(i)	10,975,171	11,009,811
Structured Asset Investment Loan Trust	3.434% 03/25/35 (d)(i)	5,139,286	5,140,879
The Money Store Home Equity Trust	3.370% 08/15/29 (d)(i)	9,575,333	9,561,832
Volkswagen Auto Lease Trust	3.940% 10/20/10	9,585,000	9,570,047
WFS Financial Owner Trust
	1.510% 07/20/07	1,096,607	1,095,345
	2.340% 08/22/11	3,007,321	2,956,347
	4.490% 08/20/08	4,698,363	4,710,297
Citigroup Mortgage Loan Trust, Inc.	3.404% 05/25/35 (d)(i)	9,572,001	9,575,351
GSAMP Trust	3.484% 11/25/34 (d)(i)	4,595,372	4,597,302
Green Tree Mortgage Loan Trust	3.464% 04/25/35 (d)(i)	8,335,119	8,335,119
Home Equity Asset Trust	3.404% 08/25/35 (d)(i)	7,330,651	7,333,216

26

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Specialty Underwriting & Residential Fina	3.404% 03/25/36 (d)(i)	21,149,725	21,157,339
	Total Asset-Backed Securities (cost of $436,316,057)		435,813,368
Investment Management Company – 6.0%
	Nations Cash Reserves, Capital Class Shares (h)	112,933,991	112,933,990
	Total Investment Management Company (cost of $112,933,990)		112,933,990
Collateralized Mortgage Obligations – 4.7%
COLLATERALIZED MORTGAGE OBLIGATIONS – 4.4%

Non-Agency
Bear Stearns Alt-A Trust
	3.664% 10/25/33 (i)	5,416,099	5,564,770
	3.594% 01/25/35 (d)(i)	9,005,822	9,009,331
Homebanc Mortgage Trust	3.564% 03/25/35 (d)(i)	8,509,922	8,509,903
IMPAC CMB Trust	3.574% 04/25/35 (d)(i)	9,345,067	9,342,146
IMPAC Secured Assets Common Owner Trust	3.584% 12/25/31(d)(i)	7,000,000	7,008,819
MLCC Mortgage Investors, Inc.	3.544% 02/25/30 (d)(i)	8,138,294	8,138,293

Agency
Federal Home Loan Mortgage Corp.	4.000% 11/15/16	10,000,000	9,841,849
	4.500% 03/15/18	7,002,000	7,020,774
	5.500% 01/15/23–05/15/27	17,844,280	1,261,151
Federal National Mortgage Association	5.500% 08/25/17	8,781,320	9,130,529
	6.000% 04/25/17	8,178,200	8,682,641
	8.250% 03/25/06	6,845	6,886
	COLLATERALIZED MORTGAGE OBLIGATIONS TOTAL		83,517,092
COMMERCIAL MORTGAGE BACKED SECURITIES – 0.3%
GMAC Commercial Mortgage Securities, Inc.	1.543% 07/15/29 (d)(i)	49,247,618	2,143,749
Merrill Lynch Mortgage Investors, Inc.	0.896% 12/15/30 (d)(i)	78,029,893	2,840,283
	COMMERCIAL MORTGAGE BACKED SECURITIES TOTAL		4,984,032

	Total Collateralized Mortgage Obligations (cost of $91,931,055)		88,501,124

27

Convertible Bonds – 0.0%
COMMUNICATIONS – 0.0%
Telecommunications – 0.0%
Nortel Networks Corp.
	4.250% 09/01/08	485,001	453,465
	Telecommunications Total		453,465
	COMMUNICATIONS TOTAL (cost of $451,050)		453,465
SHORT-TERM OBLIGATIONS – 3.7%
Federal Home Loan Bank Discount Notes	07/08/05 (f)	35,000,000	34,978,300
	07/15/05 (f)	35,000,000	34,956,565
	SHORT-TERM OBLIGATIONS TOTAL (cost of $69,833,672)		69,934,865
REPURCHASE AGREEMENT (j)- 7.1%
Repurchase agreement with Wachovia Securities dated 06/30/05, due 07/01/05 at 3.410%, collateralized by U.S. Government Agency securities with various maturities to 10/20/33, market value $135,993,112 (repurchase proceeds $134,201,711)		134,189,000	134,189,000
	REPURCHASE AGREEMENT TOTAL (cost of $134,189,000)		134,189,000

	Total Investments – 131.3% (cost of $2,445,208,498)(k)(l)		2,467,800,044

	Other Assets & Liabilities, Net – (31.3)%		(589,133,467)

	Net Assets – 100.0%		1,878,666,577

Notes to Investment Portfolio

*Securities valuation: Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities which are primarily traded on Foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds’ prospectus. The valuation of each Feeder Fund’s investment in its corresponding Master Portfolio is based on the reported net asset value of that Master Portfolio. The Master Portfolios use valuation policies consistent with those described above.

Futures contracts: The Bond Fund may invest in futures contracts for the purposes of hedging against changes in values of the Fund’s securities or changes in the prevailing levels of interest rates or currency exchange rates or to enhance the portfolio’s return. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the ‘‘initial margin.’’ Subsequent payments (‘‘variation margin’’) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by ‘‘marking-to-market’’ on a daily basis to reflect the changes in market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into. Risks of

28

investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Options: The Fund may purchase and write call and put options on securities, futures and swap contracts (‘‘swaptions’’). A Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures, and to seek to enhance return. The Funds may write covered call options and put options on securities in which they are permitted to invest from time to time in seeking to attain each Fund’s objective. Call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price. In the case of put options, a Fund is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Funds may also write combinations of covered puts and calls on the same underlying security. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. The Funds typically receive a premium from writing a put or call option, which would increase the Funds’ return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

Foreign currency transactions: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. London time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, the Fund may enter into forward currency exchange contracts only under two circumstances: (i) when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency to ‘‘lock in’’ the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment advisor or sub-advisor believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset. Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of assets and liabilities. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Swaps: The Fund may engage in swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on swaps is included in net realized

29

gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of assets and liabilities. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund’s basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of assets and liabilities.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Master Portfolio enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

(a)          Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $69,756,602, which represents 3.7% of net assets.

(b)         All or portion of this security was on loan at June 30, 2005. The market value of securities on loan at June 30, 2005 is $134,201,711.

(c)          Step bond.

(d)         Floating rate note.  The interest rate shown reflects the rate as of June 30, 2005.

(e)          Security, or a portion thereof, purchased on a delayed delivery basis.

(f)            Zero coupon bond.

(g)         Security pledged as collateral for open futures contracts.

(h)         Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(i)             Variable rate security.  The interest rate shown reflects the rate as of June 30, 2005.

(j)             This amount represents cash collateral received from securities lending activity.

(k)          Cost for federal income tax purposes is $2,445,208,498.

(l)             Unrealized appreciation and depreciation at June 30, 2005, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net realized
Appreciation	Depreciation	Appreciation/Depreciation

$37,946,122	$(13,774,328)	$24,171,794

At June 30, 2005, the Bond Portfolio had the following future contracts open:

Description	Number of Contracts	Value of contract when opened (000)	Market value of contracts (000)	Unrealized Appreciation/ (Depreciation) (000)
Us 2yr Note (Cbt) Sep05	95	19,706	19,730	24
Us 5yr Note (Cbt) Sep05	80	8,673	8,711	38
Us Long Bond 30yr 9/30/2005	195	22,770	23,156	386

30

At June 30, 2005, the following Funds had forward foreign currency contracts outstanding:

Description	Local currency	Value of contract when opened (local currency) (000)	Value of contract when opened (US dollars) (000)	Market value of
Expiring 07/20/05	Euro	381	459	462
Expiring 07/25/05	Euro	2,300	2,910	2,787
Expiring 07/25/05	NOK	4,400	686	674
Expiring 07/27/05	Euro	114	144	138
Expiring 07/20/05	Euro	831	1,004	1,007
Expiring 07/18/05	Euro	1,800	2,171	2,181
Expiring 07/15/05	SEK	2,000	259	256

ACRONYMS:

TBA	- To Be Announced
STRIPS	- Separate Trading of Registered Interest and Principal of Securities
AUD	- Australian Dollar
CAD	- Canadian Dollar
EUR	- Euro Currency
GBP	- Great Britain Pound
JPY	- Japanese Yen
NOK	- Norwegian Krone
NZD	- New Zealand Dollar
PLN	- Polish Zloty
SEK	- Swedish Krona
ZAR	- South African Rand

At June 30, 2005, the Fund held investments in the following security types:

Security Type	% of Net Assets
Mortgage-Backed Securities	32.3
Asset-Backed Securities	23.2
Government Agencies & Obligations	20.0
Financials	13.4
Investment Management Company	6.0
Repurchase Agreement	7.1
Communications	4.8
Collateralized Mortgage Obligations	4.7
Short Term Obligations (Discount Notes)	3.7
Utilities	3.4
Energy	3.2
Consumer Cyclical	2.9
Consumer Non-Cyclical	2.0
Industrials	1.9
Basic Materials	1.8
Technology	0.5
Diversified	0.4
Convertible Bonds	0.0
Other Assets & Liabilities	(31.3)
100.0

31

INVESTMENT

PORTFOLIO	Nations Government Securities Fund

June 30, 2005 (unaudited)

	Par	Value $*
Government Agencies & Obligations – 36.2%
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 36.2%
Federal Home Loan Bank
3.875% 06/14/13	1,750,000	1,716,594
U.S. Treasury Bonds
5.375% 02/15/31 (f)	1,600,000	1,888,000
6.250% 08/15/23 (f)	200,000	249,242
6.875% 08/15/25	10,700,000	14,403,206
U.S. Treasury Notes
1.875% 12/31/05 (f)	4,895,000	4,858,096
3.250% 01/15/09 (f)	1,000,000	985,742
3.500% 08/15/09 (f)	400,000	396,578
3.625% 07/15/09 (f)	500,000	498,340
3.875% 05/15/09 (f)	510,000	512,948
4.000% 02/15/14 (f)	2,055,000	2,067,363
4.250% 08/15/14	1,350,000	1,382,273
5.000% 02/15/11 (f)	9,098,000	9,666,267
6.500% 02/15/10 (f)	5,100,000	5,691,482
U.S. Treasury
Strips
08/15/05–05/15/17 (b)(f)	12,050,000	10,146,590
05/15/23 (b)	4,500,000	2,060,046
U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL
Total Government Agencies & Obligations (cost of $54,493,406)		56,522,767

Mortgage-Backed Securities – 58.1%
Federal Home Loan Mortgage Corp.
5.500% 01/15/23–05/15/27	1,602,472	113,306
7.000% 08/01/29	25	26
7.500% 08/01/08	6,168	6,309
8.000% 08/01/07–09/01/09	64,547	66,814
8.500% 01/01/06–09/01/20	194,539	208,677
9.000% 05/01/09–12/01/16	51,183	53,815
9.500% 04/01/18–01/01/29	63,834	70,439
10.000% 09/01/18	6,504	7,158
Federal National Mortgage Association
4.324% 08/01/36 (a)	29,328	29,919
5.500% 08/25/17	773,312	804,064
6.000% 04/25/17	720,000	764,842
6.565% 07/01/16	4,886,014	5,519,887
7.500% 06/01/09	17,068	17,495
8.250% 04/01/09–04/01/09	2,329	2,415
8.500% 12/01/11–02/01/17	31,430	32,326
9.000% 12/01/16-09/01/24	84,174	91,515
9.500% 01/01/19–08/01/21	1,126,935	1,247,694
10.000% 10/01/06–04/01/20	26,603	29,050
TBA
5.000% 07/15/20-07/15/35 (e)	28,800,000	29,086,574
5.500% 07/15/20-07/15/35	19,750,000	20,087,185
6.000% 04/01/35	21,485,592	22,035,723
6.500% 07/15/35	8,750,000	9,053,520
Government National Mortgage Association
6.000% 12/15/10	79,511	82,104
7.000% 02/15/09–06/15/23	21,080	22,394
7.500% 04/15/22–12/15/25	407,703	438,719
8.000% 11/15/14–07/15/29	410,127	443,363
8.500% 10/15/09–12/15/22	193,044	211,919
9.000% 06/15/07	3,338	3,482
9.500% 11/15/05–02/15/06	1,103	1,120
10.000% 09/15/05–11/15/20	35,840	40,554
10.500% 01/15/18–04/15/21	34,543	39,428
11.000% 11/15/15–09/20/19	9,343	10,386
13.000% 02/15/11–04/15/11	11,146	12,562
Total Mortgage-Backed Securities (cost of $90,066,498)		90,634,784

Investment Company – 1.9%
Nations Cash Reserves, Capital Class Shares (c)			2,943,990	2,943,990
Total Investment Company (cost of $2,943,990)				2,943,990

Corporate Fixed-Income Bonds & Notes – 1.4%
BASIC MATERIALS – 0.7%
Chemicals – 0.7%
Dow Chemical Co.	6.125% 02/01/11		1,000,000	1,085,380
Chemicals Total				1,085,380
BASIC MATERIALS TOTAL				1,085,380

COMMUNICATIONS – 0.7%
Telecommunications – 0.7%
Verizon Global Funding Corp.	7.250% 12/01/10		1,000,000	1,134,525
Telecommunications Total				1,134,525
COMMUNICATIONS TOTAL				1,134,525

Total Corporate Fixed-Income Bonds & Notes (cost of $2,581,412)				2,219,905

Asset-Backed Securities – 0.6%
Asset-Backed Securities – Home equity loans 0.3%
First Alliance Mortgage Loan Trust		8.225% 09/20/27	472,481	473,107
Asset-Backed Securities – other 0.3%
Export Funding Trust		8.210% 12/29/06	365,120	379,317
Total Asset-Backed Securities (cost of $478,386)				852,424

COMMERCIAL MORTGAGE BACKED SECURITIES – 2.0%
Merrill Lynch Mortgage Investors, Inc.		0.896% 12/15/30 (a)	9,206,230	335,102
PNC Mortgage Acceptance Corp.		5.910% 03/12/34 (a)	2,530,104	2,611,801
Vendee Mortgage Trust		0.446% 09/15/27 (a)(d)	10,273,762	106,533
		0.305% 03/15/29 (a)(d)	11,880,167	87,934
COMMERCIAL MORTGAGE BACKED SECURITIES TOTAL (cost of $3,305,183)				3,141,370

Short-Term Obligations – 37.0%
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 37.0%
Federal Home Loan Bank Discount Notes 07/13/05 (b)			57,300,001	57,239,085
U.S. Treasury Notes 2.750% 08/15/07(f)			500,001	490,776
Total Short-Term Obligations (cost of $57,739,084)				57,729,861
Total Investments - 137.2% (cost of $211,607,959)(h)				214,045,101
Other Assets & Liabilities, Net - (37.2)%				(58,010,451)
Net Assets - 100.0%				156,034,650

Notes to Investment Portfolio:

Notes to financial statements

*Securities valuation:  Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds’ prospectus.

Futures contracts:  The Government Securities Fund may invest in futures contracts for the purposes of hedging against changes in values of the Fund’s securities or changes in the prevailing levels of interest rates or currency exchange rates or to enhance the portfolio’s return. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the ‘‘initial margin.’’ Subsequent payments (‘‘variation margin’’) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by ‘‘marking-to-market’’ on a daily basis to reflect the changes in market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

(a) Variable rate security. The interest rate shown reflects the rate as of June 30, 2005.

(b) Zero coupon bond.

(c) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(d) Restricted and illiquid security.

(e) Security pledged as collateral for open futures contracts and TBA’s.

(f) All or a portion of this security was on loan at June 30, 2005. The aggregate cost and market value of securities on loan at June 30, 2005 is $xxx and $33,194,144, respectively.

(g) This amount represents cash collateral received from securities lending activity.

(h) Cost for federal income tax purposes is $211,607,959.

Unrealized appreciation and depreciation at June 30, 2005, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net realized
Appreciation	(Depreciation)	Appreciation

$2,937,752	$(500,610)	$2,437,142

At June 30, 2005, the Government Securities Fund had the following future contracts open:

	Number	Value of contracts	Market value	Unrealized Appreciation/
Description	Contracts	when open (000)	of contracts (000)	(Depreciation) (000)
US 10yr Note Fut Sep05 (short position)	7	788	794	6
US 2yr Note (Cbt) Sep05 (short position)	(15)	-3116	-3115	1
US 5yr Note (Cbt) Sep 05 (short position)	(10)	-1088	-1089	(1)
US Long Bond 30yr Sep 05 (short position)	49	5722	5819	97

ACRONYM:

STRIPS	- Separate Trading of Registered Interest and Principal of Securities
TBA	- To Be Announced

INVESTMENT PORTFOLIO

June 30, 2005 (Unaudited)	Nations Short-Intermediate Government Fund

		Par ($)	Value ($)*
Government Agencies & Obligations – 81.5%
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 81.5%
Federal Farm Credit Bank
	2.625% 09/17/07	700,000	682,568
	4.900% 03/21/06	8,000,000	8,065,448
Federal Home Loan Bank
	2.000% 02/13/06	6,000,000	5,937,738
	2.625% 07/15/08	1,000,000	964,224
	3.625% 11/14/08	2,500,000	2,477,035
	3.875% 06/14/13 (a)	5,050,000	4,953,600
	4.500% 11/15/12 (a)	5,500,000	5,621,803
	4.875% 05/15/07	2,250,000	2,290,569
Federal Home Loan Mortgage Corp.
	1.500% 08/15/05	2,000,000	1,995,156
	2.125% 11/15/05	3,500,000	3,482,167
	3.875% 01/12/09	5,000,000	4,956,685
	4.375% 07/30/09	15,000,000	14,986,245
	5.000% 11/13/14	17,000,000	17,184,518
	6.750% 03/15/31	750,000	992,952
Federal National Mortgage Association
	2.375% 02/15/07	20,400,000	19,951,852
	4.125% 04/15/14 (a)	3,000,000	2,976,204
	4.625% 10/15/13 (a)	4,000,000	4,113,940
	5.000% 01/15/07	5,900,000	6,007,338
	5.375% 11/15/11 (a)	2,000,000	2,143,360
	6.125% 03/15/12	3,000,000	3,354,981
	6.625% 11/15/10	3,400,000	3,819,318
U.S. Treasury Bonds
	6.250% 08/15/23 (a)	4,850,000	6,044,123
	6.875% 08/15/25	1,025,000	1,379,746
U.S. Treasury Notes
	2.000% 08/31/05 (a)	10,800,000	10,778,486
	2.875% 11/30/06 (a)	48,000,000	47,510,640
	3.000% 11/15/07 (a)	21,215,000	20,906,725
	3.625% 01/15/10 (a)(f)	65,070,000	64,762,414
	4.250% 11/15/14 (a)	9,955,000	10,188,713
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		278,528,548

	Total Government Agencies & Obligations (cost of $277,312,226)		278,528,548

1

		Par ($)	Value ($)*
Mortgage-Backed Securities – 14.7%
Federal Home Loan Mortgage Corp., Interest Only	5.500% 01/15/23	1,563,162	95,431
	5.500% 05/15/27	1,674,430	133,567
Federal Home Loan Mortgage Corp.	4.500% 07/15/20 TBA (h)	15,000,000	14,929,678
	5.500% 07/15/20 TBA (h)	15,000,000	15,393,749
	5.500% 07/15/35 TBA (h)	15,000,000	15,206,247
Federal National Mortgage Association	9.000% 04/01/16	795,899	844,393
Government National Mortgage Association	3.375% 04/20/22 (c)	2,181,320	2,207,673
	3.375% 06/20/29 (c)	1,277,130	1,299,181

	Total Mortgage-Backed Securities (cost of $50,076,387)		50,109,919
Asset-Backed Securities – 3.2%
Credit-Based Asset Servicing and Securitization Corp.	4.134% 12/25/35 (d)	2,365,000	2,345,960
First Alliance Mortgage Loan Trust	8.225% 09/20/27	738,770	739,767
GMAC Mortgage Corporation Loan Trust	3.970% 09/25/34	1,900,000	1,864,260
GSAA Home Equity Trust	4.220% 08/25/34 (e)	1,090,000	1,085,639
GSMTG Securities Corp.	4.736% 06/25/34 (e)	1,900,000	1,889,320
Residential Asset Mortgage Products Inc.	3.981% 04/25/29	930,000	919,257
Residential Funding Mortgage Securities II	4.760% 07/25/28 (d)	2,180,000	2,143,113

	Total Asset-Backed Securities (cost of $11,143,534)		10,987,316
Collateralized Mortgage Obligations – 4.0%
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.5%
Small Business Administration Participation Certificates 2004-20K	4.880% 11/01/24	4,910,944	4,998,565
	COLLATERALIZED MORTGAGE OBLIGATIONS TOTAL		4,998,565

COMMERCIAL MORTGAGE BACKED SECURITIES – 1.6%
Citigroup Commercial Mortgage Trust 2004-C2	4.733% 10/15/41	1,820,000	1,840,764
Merrill Lynch Mortgage Investors, Inc. 1998-C3	0.896% 12/15/30	15,352,319	558,819
PNC Mortgage Acceptance Corp. 2001-C1	5.910% 03/12/34	3,077,239	3,176,602
	COMMERCIAL MORTGAGE BACKED SECURITIES TOTAL		5,576,185

U.S. GOVERNMENT AGENCIES – 0.9%
FNMA REMIC 2002-47 QE	5.500% 08/25/17	1,589,921	1,653,147
FNMA REMIC 2002-16 PG	6.000% 04/25/17	1,483,000	1,575,361
	U.S. GOVERNMENT AGENCIES TOTAL		3,228,508

	Total Collateralized Mortgage Obligations (cost of $13,763,568)		13,803,258

2

		Shares	Value ($)
Investment Company – 0.7%
	Nations Cash Reserves, Capital Class Shares (b)	2,345,990	2,345,990

	Total Investment Company (cost of $2,345,990)		2,345,990

		Par ($)	Value ($)
Short-Term Obligation – 8.8%
U.S. GOVERNMENT AGENCIES – 8.8%
Government & Agency Discount Notes – 8.8%
Federal Home Loan Bank Discount Notes	7/13/05	30,000,001	29,968,100
	Total Government & Agency Discount Note		29,968,100

	Total Short-Term Obligation (cost of $29,969,301)		29,968,100
Repurchase Agreements(g) – 30.5%

Repurchase agreement with CS First Boston Corp. dated 06/30/05, due 07/01/50 at 3.400%, collateralized by U.S. Government Agency securities with various maturities to 10/20/33, market value $30,542,711 (repurchase proceeds $30,010,775)		30,000,000	30,010,775

Repurchase agreement with Wachovia Securities dated 06/30/05, due 07/01/05 at 3.410%, collateralized by U.S. Government Agency securities with various maturities to 10/20/33, market value $75,091,174 (repurchase proceeds $74,102,018)		74,095,000	74,095,000

	Total Repurchase Agreements (cost of $104,095,000)		104,105,775

	Total Investments – 143.4% (cost of $488,706,006)(i)(j)		489,848,906

	Other Assets & Liabilities, Net – (43.4)%		(148,227,376)

	Net Assets – 100%		$341,621,530

Notes to Investment Portfolio:

*Securities valuation:
Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based

3

upon quotes provided by one or more principal market makers. Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds’ prospectus.

Futures contracts: The Fund may invest in futures contracts for the purposes of hedging against changes in values of the Fund’s securities or changes in the prevailing levels of interest rates or currency exchange rates or to enhance the portfolio’s return. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into. Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

(a)	All or portion of this security was on loan at June 30, 2005. The market value of securities on loan at June 30, 2005 is $104,094,906.
(b)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.
(c)	Floating rate note. The interest rate shown reflects the rate as of June 30, 2005.
(d)	Step bond.
(e)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates changes periodically and the interest rates shown reflect the rated at June 30, 2005.

(f)	Security pledged as collateral for open futures contracts and TBA’s.
(g)	This amount represents cash collateral received from securities lending activity.
(h)	Security, or a portion thereof, purchased on a delayed delivery basis.
(i)	Cost for federal income tax purposes is $488,706,006.
(j)	Unrealized appreciation and depreciation at June 30, 2005, based on cost of investments for federal income tax purposes was:

		Net Unrealized
Unrealized	Unrealized	Appreciation/
Appreciation	Depreciation	Depreciation

$2,553,543	$(1,421,418)	$1,132,125

4

At June 30, 2005, the Nations Short-Intermediate Government Fund had the following future contracts open:

Description	Number of Contracts	Value of contract when opened (000)	Market value of contracts (000)	Unrealized Appreciation/ (Depreciation) (000)
US 5yr Note (Cbt) Sep 05 (long position)	10	1,084	1,089	5
US 10yr Note Fut Sep 05 (long position)	67	7,544	7,603	59
US Long Bond 30yr Sep 05 (short position)	(83)	(9,758)	(9,857)	(99)

Acronym:

TBA - To Be Announced

5

INVESTMENT PORTFOLIO

June 30, 2005 (Unaudited)	Nations Corporate Bond Portfolio

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 92.0%
BASIC MATERIALS – 4.8%
Chemicals – 1.5%
Dow Chemical Co.
	6.125% 02/01/11	248,000	269,174
	7.375% 11/01/29	208,000	267,838
Eastman Chemical Co.	6.300% 11/15/18	169,000	186,873
Praxair, Inc.	4.750% 07/15/07	111,000	112,521
	Chemicals Total		836,406
Forest Products & Paper – 2.2%
Champion International Corp.	7.350% 11/01/25	116,000	137,078
International Paper Co.	5.850% 10/30/12	402,000	420,146
MeadWestvaco Corp.	6.850% 04/01/12	368,000	412,260
Westvaco Corp.	8.200% 01/15/30	145,000	189,695
	Forest Products & Paper Total		1,159,179
Metals & Mining – 1.1%
Alcan, Inc.	6.450% 03/15/11	288,000	316,659
Alcoa, Inc.	7.375% 08/01/10	223,000	253,578
	Metals & Mining Total		570,237
	BASIC MATERIALS TOTAL		2,565,822
COMMUNICATIONS – 15.7%
Media – 3.3%
Comcast Cable Communications, Inc.	7.125% 06/15/13	172,000	197,023
Knight-Ridder, Inc.	7.125% 06/01/11	135,000	150,723
News America Holdings, Inc.
	6.550% 03/15/33	22,000	24,443
	8.150% 10/17/36	209,000	273,412
	9.250% 02/01/13	125,000	158,297
Rogers Cable, Inc.	6.250% 06/15/13	11,000	10,972
TCI Communications, Inc.	9.875% 06/15/22	192,000	282,058
Time Warner, Inc.
	7.625% 04/15/31	100,000	124,505
	9.125% 01/15/13	440,000	554,818
	Media Total		1,776,251
Telecommunication Services – 12.4%
BellSouth Corp.	6.000% 10/15/11	83,000	89,539
BellSouth Telecommunications, Inc.	6.375% 06/01/28	140,000	154,991
British Telecommunications PLC
	7.875% 12/15/05	265,000	269,775
	8.375% 12/15/10	112,000	132,285

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
	8.875% 12/15/30	43,000	60,817
Deutsche Telekom International Finance BV
	5.250% 07/22/13	490,000	508,150
	8.500% 06/15/10 (c)	840,000	979,961
France Telecom SA
	8.000% 03/01/11	370,000	429,810
	8.750% 03/01/31	263,000	371,635
SBC Communications, Inc.
	4.125% 09/15/09	400,000	398,500
	5.750% 05/02/06	490,000	496,708
Sprint Capital Corp.
	6.125% 11/15/08	43,000	45,334
	8.375% 03/15/12 (c)	562,000	677,856
	8.750% 03/15/32	310,000	432,630
Telefonos de Mexico SA	4.500% 11/19/08	80,000	79,518
Telus Corp.	7.500% 06/01/07	452,000	477,208
Verizon Global Funding Corp.	7.750% 12/01/30	221,000	284,489
Verizon Pennsylvania, Inc.	5.650% 11/15/11 (c)	644,000	672,877
	Telecommunication Services Total		6,562,083
	COMMUNICATIONS TOTAL		8,338,334
CONSUMER CYCLICAL – 4.9%
Airlines – 0.5%
Continental Airlines, Inc.	7.461% 04/01/15	280,295	262,776
		Airlines Total	262,776
Auto Manufacturers – 1.9%
DaimlerChrysler N.A. Holding Corp.	4.050% 06/04/08 (c)	839,000	824,342
Ford Motor Co.	7.450% 07/16/31	231,000	191,730
	Auto Manufacturers Total		1,016,072
Retail – 2.5%
CVS Corp.	5.298% 01/11/27 (a)	157,267	159,464
Kohl’s Corp.	6.700% 02/01/06	170,000	172,638
Target Corp.
	5.400% 10/01/08	169,000	175,854
	5.875% 03/01/12	314,000	340,787

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Wal-Mart Stores, Inc.	5.450% 08/01/06	491,000	499,651
	Retail Total		1,348,394
	CONSUMER CYCLICAL TOTAL		2,627,242
CONSUMER NON - CYCLICAL – 5.1%
Agriculture – 0.0%
Monsanto Co.	4.000% 05/15/08	12,000	11,946
	Agriculture Total		11,946
Beverages – 0.5%
Anheuser-Busch Companies, Inc.	5.950% 01/15/33	245,000	280,260
	Beverages Total		280,260
Commercial Services – 1.0%
ERAC USA Finance Co.	6.750% 05/15/07(a)	500,000	523,460
	Commercial Services Total		523,460
Cosmetics / Personal Care – 0.3%
Procter & Gamble Co.	4.750% 06/15/07	136,000	138,136
	Cosmetics / Personal Care Total		138,136
Food – 2.2%
Cadbury-Schweppes PLC	5.125% 10/01/13 (a)	449,000	459,058
Kroger Co.
	6.750% 04/15/12	12,000	13,264
	6.800% 04/01/11	202,000	221,392
Fred Myer, Inc.	7.450% 03/01/08	384,000	411,226
Unilever Capital Corp.	6.875% 11/01/05	36,000	36,372
		Food Total	1,141,312
Healthcare Services – 1.1%
WellPoint Health Networks, Inc.
	6.375% 06/15/06	377,000	384,494
	6.375% 01/15/12	185,000	204,736
	Healthcare Services Total		589,230
	CONSUMER NON - CYCLICAL TOTAL		2,684,344
DIVERSIFIED – 1.0%
Holding Companies - Diversified – 1.0%
Hutchison Whampoa International Ltd.	6.250% 01/24/14 (a)	500,000	537,939
	Holding Companies - Diversified Total		537,939
	DIVERSIFIED TOTAL		537,939
ENERGY – 7.4%
Oil, Gas & Consumable Fuels – 5.4%
Amerada Hess Corp.	7.300% 08/15/31	325,000	392,470

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
Conoco Funding Co.	6.350% 10/15/11	271,000	300,753
Gazprom International SA	7.201% 02/01/20(a)	275,000	294,937
Nexen, Inc.	7.875% 03/15/32	90,000	115,727
Pemex Project Funding Master Trust
	7.875% 02/01/09	25,000	27,325
	8.625% 02/01/22	392,000	477,260
USX Corp.	6.650% 02/01/06	351,000	355,854
Valero Energy Corp.	6.875% 04/15/12	243,000	272,719
	7.500% 04/15/32	13,000	16,039
XTO Energy, Inc.	7.500% 04/15/12	545,000	627,442
	Total Oil, Gas & Consumable Fuels		2,880,526
Pipelines – 2.0%
CenterPoint Energy Resources Corp.	7.875% 04/01/13	188,000	223,744
Duke Capital LLC	4.370% 03/01/09	418,000	416,692
Teppco Partners LP	7.625% 02/15/12	346,000	394,641
	Pipelines Total		1,035,077
	ENERGY TOTAL		3,915,603
FINANCIALS – 41.0%
Auto Loans – 2.2%
Ford Motor Credit Co.
	5.800% 01/12/09	254,000	243,406
	7.375% 02/01/11 (c)	758,000	746,228
General Motors Acceptance Corp.
	6.150% 04/05/07	178,000	176,416
	Auto Loans Total		1,166,050
Banks – 8.7%
Bank One Corp.	6.000% 08/01/08 (c)	987,000	1,035,373
Barclays Bank PLC	7.400% 12/15/09	6,000	6,777
Chinatrust Commercial Bank	5.625% 03/17/49 (a)(b)	105,000	106,897
First Union National Bank	5.800% 12/01/08	482,000	507,319
HSBC Holdings PLC	7.350% 11/27/32 (a)	123,000	158,713
Mellon Funding Corp.	4.875% 06/15/07	186,000	189,039
National City Bank	4.625% 05/01/13	445,000	449,730
PNC Funding Corp.	5.750% 08/01/06	315,000	321,234
Popular North America, Inc.
	4.250% 04/01/08	20,000	20,087
	6.125% 10/15/06	312,000	319,706
Rabobank Capital Funding II	5.260% 12/31/49 (a)(b)	500,000	512,925
Regions Financial Corp.	7.750% 09/15/24	87,000	114,957

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
Scotland International Finance	4.250% 05/23/13 (a)	322,000	312,707
SouthTrust Bank, Inc.	4.750% 03/01/13	75,000	76,679
US Bank NA	6.375% 08/01/11	433,000	481,669
	Banks Total		4,613,812
Commercial – 0.4%
CIT Group, Inc.	7.375% 04/02/07	193,000	203,285
	Commercial Total		203,285
Consumer Loans – 2.0%
American General Finance Corp.	2.750% 06/15/08	143,000	136,867
HSBC Finance Corp.
	5.875% 02/01/09	202,000	212,266
	6.375% 11/27/12	402,000	444,628
SLM Corp.	5.000% 04/15/15	275,000	281,408
	Consumer Loans Total		1,075,169
Credit Card – 0.5%
American Express Co.	3.750% 11/20/07	146,000	145,044
Capital One Bank	5.000% 06/15/09	119,000	121,892
	Credit Card Total		266,936
Diversified Financial Services – 2.4%
General Electric Capital Corp.
	6.750% 03/15/32 (c)	1,032,000	1,271,156
	Diversified Financial Services Total		1,271,156
Insurance – 1.3%
Hartford Financial Services Group, Inc.
	2.375% 06/01/06	78,000	76,916
	4.625% 07/15/13	72,000	71,777
Hartford Life, Inc.	7.375% 03/01/31	32,000	41,287
MetLife, Inc.
	5.375% 12/15/12	110,000	115,519
	6.500% 12/15/32	235,000	269,420
Principal Life Global Funding	6.125% 03/01/06 (a)	50,000	50,722
Prudential Financial, Inc.	4.500% 07/15/13	52,000	51,476
	Insurance Total		677,117
Investment Banker Broker – 9.6%
Bear Stearns Companies, Inc.	4.500% 10/28/10 (c)	652,000	656,981
Citigroup Global Markets Holdings, Inc.	6.500% 02/15/08	210,000	222,829
Citigroup, Inc.	6.000% 02/21/12	237,000	259,835
Credit Suisse First Boston USA, Inc.
	4.625% 01/15/08	30,000	30,368
	6.125% 11/15/11	229,000	249,342

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Investment Banker Broker – (continued)
Goldman Sachs Group, Inc.
	4.750% 07/15/13	254,000	254,475
	6.600% 01/15/12 (c)	711,000	791,990
Lehman Brothers Holdings, Inc.
	4.000% 01/22/08	333,000	332,294
	7.000% 02/01/08	352,000	375,418
	7.875% 08/15/10	262,000	302,372
Merrill Lynch & Co., Inc.
	2.070% 06/12/06	125,000	122,582
	3.700% 04/21/08	76,000	75,266
	6.000% 02/17/09	539,000	571,442
Morgan Stanley
	5.300% 03/01/13	518,000	536,689
	6.600% 04/01/12	294,000	326,775
	Investment Banker Broker Total		5,108,658
Leasing Company – 1.6%
International Lease Finance Corp.
	3.500% 04/01/09 (c)	765,000	738,508
	4.500% 05/01/08	110,000	110,462
	Leasing Company Total		848,970
Mortgage Loan Banker – 1.2%
Countrywide Home Loans, Inc.	5.500% 08/01/06 (c)	660,000	669,893
	Mortgage Loan Banker Total		669,893
Other Services – 1.9%
National Rural Utilities Cooperative Finance Corp.	3.250% 10/01/07	355,000	347,840
John Deere Capital Corp.	7.000% 03/15/12	165,000	189,090
	5.750% 08/28/09	221,000	232,742
	8.000% 03/01/32	163,000	227,108
	Other Services Total		996,780
Real Estate Investment Trusts – 3.5%
Camden Property Trust	5.375% 12/15/13	509,000	521,236
EOP Operating LP
	4.750% 03/15/14	443,000	436,111
	5.200% 04/01/13	11,000	11,287
	7.000% 07/15/11	208,000	231,554

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts – (continued)
Health Care Property Investors, Inc.	6.450% 06/25/12	149,000	161,110
Simon Property Group LP	3.750% 01/30/09	487,000	474,728
	Real Estate Investment Trusts Total		1,836,026
Savings & Loans – 2.4%
Golden West Financial Corp.	4.750% 10/01/12	271,000	276,612
Washington Mutual, Inc.
	4.625% 04/01/14	587,000	574,720
	5.625% 01/15/07	421,000	430,578
	Savings & Loans Total		1,281,910
Special Purposes Entity – 3.3%
Citicorp	8.040% 12/15/19 (a)	500,000	642,250
Fund American Companies, Inc.	5.875% 05/15/13	275,000	285,186
MassMutual Global Funding II	2.550% 07/15/08 (a)	152,000	145,370
Prudential Funding LLC	6.600% 05/15/08 (a)	399,000	423,985
UFJ Finance Aruba AEC	6.750% 07/15/13	250,000	279,650
	Special Purposes Entity Total		1,776,441
	FINANCIALS TOTAL		21,792,203
INDUSTRIALS – 3.8%
Aerospace & Defense – 1.4%
Boeing Co.	5.125% 02/15/13	233,000	242,870
General Dynamics Corp.	4.500% 08/15/10	8,000	8,112
Northrop Grumman Corp.	7.125% 02/15/11	322,000	364,620
Raytheon Co.	5.375% 04/01/13	120,000	124,472
	Aerospace & Defense Total		740,074
Building Materials – 0.3%
Hanson Overseas BV	6.750% 09/15/05	184,000	184,947
	Building Materials Total		184,947
Environmental Control – 0.5%
Waste Management, Inc.	7.375% 08/01/10	244,000	272,636
	Environmental Control Total		272,636
Miscellaneous Manufacturing – 0.6%
General Electric Co.	5.000% 02/01/13	308,000	317,945
	Miscellaneous Manufacturing Total		317,945
Transportation – 1.0%
Burlington Northern Santa Fe Corp.	6.750% 07/15/11	222,000	247,934
Canadian National Railway Co.	6.900% 07/15/28	188,000	233,144

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation– (continued)
Union Pacific Corp.	4.698% 01/02/24	21,000	21,065
	Transportation Total		502,143
	INDUSTRIALS TOTAL		2,017,745
TECHNOLOGY – 0.4%
Computers – 0.4%
International Business Machines Corp.	6.500% 01/15/28	172,000	204,197
	Computers Total		204,197
	TECHNOLOGY TOTAL		204,197
UTILITIES – 7.9%
Electric – 7.9%
American Electric Power Co., Inc.	5.250% 06/01/15	93,000	95,955
Appalachian Power Co.	3.600% 05/15/08	97,000	95,091
Columbus Southern Power Co.	6.600% 03/01/33	111,000	131,565
Dominion Resources, Inc.	5.000% 03/15/13	31,000	31,211
Duquesne Light Co.	6.700% 04/15/12	60,000	66,736
Energy East Corp.	6.750% 06/15/12	35,000	39,646
FirstEnergy Corp.
	6.450% 11/15/11	88,000	96,164
	7.375% 11/15/31	201,000	245,562
Kiowa Power Partners LLC	5.737% 03/30/21(a)	210,000	212,253
MidAmerican Energy Holdings Co.	5.000% 02/15/14	507,000	511,862
NiSource Finance Corp.	5.400% 07/15/14	310,000	319,105
Ohio Edison Co.	4.000% 05/01/08	16,000	15,803
Pacific Gas & Electric Co.	6.050% 03/01/34	130,000	144,001
Pepco Holdings, Inc.
	3.750% 02/15/06	122,000	121,824
	5.500% 08/15/07	45,000	46,020
Progress Energy, Inc.	6.050% 04/15/07	433,000	445,327
PSEG Power LLC	5.500% 12/01/15	26,000	26,976
Public Service Electric & Gas Co.	4.000% 11/01/08	94,000	93,223
Southern California Edison Co.	6.000% 01/15/34	104,000	116,410
Southern Co. Capital Funding Inc.	5.300% 02/01/07	255,000	259,789
Southern Power Co.	6.250% 07/15/12	126,000	138,029
TXU Corp.
	5.550% 11/15/14(a)	300,000	288,102
	6.550% 11/15/34(a)	500,000	480,265

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Virginia Electric and Power Co.	5.375% 02/01/07	180,000	183,238
	Electric Total		4,204,157
	UTILITIES TOTAL		4,204,157

	Total Corporate Fixed-Income Bonds & Notes (cost of $47,822,890)		48,887,586
Government Agencies & Obligations – 5.2%
FOREIGN GOVERNMENT BONDS – 4.1%
Export-Import Bank of Korea	4.625% 03/16/10	225,000	227,243
Region of Lombardy	5.804% 10/25/32	157,000	181,801
Republic of Chile	5.500% 01/15/13	101,000	107,044
Republic of South Africa	6.500% 06/02/14	233,000	258,863
United Mexican States
	6.375% 01/16/13	188,000	200,596
	7.500% 04/08/33	524,000	598,146
	8.375% 01/14/11	523,000	606,679
	FOREIGN GOVERNMENT BONDS TOTAL		2,180,372
U.S. GOVERNMENT AGENCIES & OBLIGATIONS– 1.1%
U.S. Treasury Bonds	3.750% 05/15/08	65,001	65,140
	4.000% 04/15/10	380,001	384,154
	8.500% 05/15/08	105,001	154,003
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		603,297

	Total Government Agencies & Obligations (cost of $2,628,794)		2,783,669

		Shares	Value ($)
Investment Company – 1.5%
	Nations Cash Reserves, Capital Class Shares (c)(d)	820,990	820,990

	Total Investment Company (cost of $820,990)		820,990

	Total Investments – 98.7% (cost of $51,272,674)(e)(f)		52,492,245

	Other Assets & Liabilities, Net – 1.3%		667,302

	Net Assets – 100.0%		53,159,547

9

Notes to Investment Portfolio:

*Securities valuation

Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price.  Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds’ prospectus.

Futures contracts: The Portfolio may invest in futures contracts for the purposes of hedging against changes in values of the Portfolio’s securities or changes in the prevailing levels of interest rates or currency exchange rates or to enhance the Portfolio’s return. Upon entering into a futures contract, a Portfolio is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the “initial margin.”  Subsequent payments (“variation margin”) are made or received by a Portfolio each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract. When the contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $5,309,047, which represents 10.0% of net assets.

(b) Variable rate security. The interest rate shown reflects the rate as of June 30, 2005.

(c) All or a portion of security pledged as collateral for open futures contracts.

(d) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(e) Cost for federal income tax purposes is $51,272,674.

(f) Unrealized appreciation and depreciation at June 30, 2005 based on cost investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appeciation	Depreciation	Appreciation

$1,219,571	$—	$1,219,571

At June 30, 2005, the Corporate Bond Fund had the following future contracts open:

10

Description	Number of Contracts	Value of contract when opened (000)	Market value of contracts (000)	Unrealized Appreciation/ (Depreciation) (000)
US 2yr Note (Cbt) Sep05 (long position)	15	3,111	3,115	4
US 5yr Note (Cbt) Sep 05 (short position)	(6)	(652)	(653)	(1)
US 10yr Note Fut Sep05 (short position)	(25)	(2,833)	(2,837)	(4)
US Long Bond 30yr Sep 05 (long position)	13	1,518	1,544	26

11

INVESTMENT PORTFOLIO

June 30, 2005 (Unaudited)	Mortgage- and Asset- Backed Portfolio

		Par ($)	Value ($)
Government Agencies & Obligations – 96.0%
MORTGAGE - BACKED SECURITIES – 95.9%
Federal Home Loan Mortgage Corp.	6.500% 11/01/32	59,333	61,515
	Interest Only, 5.500% 01/15/23–05/15/27	564,073	40,130
	TBA
	5.500% 07/15/35 (a)	1,500,000	1,520,624
Federal National Mortgage Association
	5.500% 08/25/17–12/01/33	5,663,711	5,754,036
	6.000% 04/25/17	291,000	309,123
	6.500% 05/01/32–01/01/33	283,972	294,388
	6.500% 05/01/33	60,052	62,290
	6.500% 07/01/34	5,111,878	5,292,106
	6.500% 03/01/35	4,812,612	4,982,289
	7.000% 02/01/32–06/01/32	85,664	90,510
	TBA
	4.500% 07/15/20 (a)	20,500,000	20,403,895
	5.000% 07/15/20 (a)	3,000,000	3,032,813
	5.000% 07/15/35 (a)	21,000,000	20,999,999
	5.500% 07/15/35 (a)	10,869,000	11,015,057
Government National Mortgage Association
	7.000% 03/15/31	14,481	15,338
	MORTGAGE - BACKED SECURITIES TOTAL		73,874,113
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 0.1%
Federal Home Loan Bank
	3.000% 05/15/06	100,001	99,351
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		99,351
	Total Government Agencies & Obligations (cost of $73,897,583)		73,973,464

Asset-Backed Securities – 27.0%
Aames Mortgage Investment Trust	3.654% 01/25/35	760,689	762,005
AmeriCredit Automobile Receivables Trust	2.750% 10/09/07	941,093	937,319
Arizona Educational Loan Marketing Corp.	3.430% 12/01/13 (b)	900,001	899,990
Bear Stearns Asset Backed Security, Inc.	3.664% 03/25/35 (b)	763,564	764,251
Chase Credit Card Master Trust	3.330% 02/15/11 (b)	475,000	476,301
Countrywide Asset-Backed Certificates
	3.404% 08/25/35	1,313,069	1,313,423
	3.414% 05/25/35	941,700	942,010

1

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
GMAC Mortgage Corp. Loan Trust	3.410% 10/25/34 (b)	500,000	500,234
Keycorp Sudent Loan Trust	3.471% 07/25/29	1,284,118	1,288,123
Morgan Stanley ABS Capital
	3.394% 02/25/35	858,478	858,778
	3.494% 05/25/34	628,305	628,556
Onyx Acceptance Auto Trust
	2.400% 12/15/07	720,164	717,030
	3.380% 01/15/08	1,250,000	1,247,024
Rennaisance Home Equity Loan Trust	3.444% 05/25/35 (b)	912,956	913,166
SLM Student Loan Trust
	3.171% 01/25/13 (b)	1,000,000	999,059
	3.191% 10/25/12 (b)	500,000	500,000
	3.191% 04/25/14 (b)	1,500,000	1,500,824
	3.201% 01/25/13 (b)	856,794	857,598
	3.271% 04/25/17 (b)	1,294,526	1,297,374
	3.321% 01/25/12 (b)	1,321,939	1,326,111
Structured Asset Investment Loan Trust	3.434% 03/25/35 (b)	856,548	856,813
Terwin Mortgage Trust	3.764% 07/25/34 (b)	664,853	668,762
World Omni Auto Receivables Trust	4.490% 08/20/08 (b)	571,938	573,390
	Total Asset-Backed Securities (cost of $20,841,474)		20,828,141
Collateralized Mortgage Obligations – 7.3%
Bear Stearns Alt-A Trust	3.594% 01/25/35 (b)	900,583	900,932
Homebanc Mortgage Trust	3.564% 03/25/35 (b)	945,547	945,543
IMPAC CMB Trust	3.574% 04/25/35 (b)	934,507	934,213
IMPAC Secured Assets Common Owner Trust	3.584% 12/25/31(b)	1,000,000	1,001,258
MLCC Mortgage Investors, Inc.	3.544% 02/25/30 (b)	904,254	904,253
Mortgage Trust	3.684% 12/25/34 (b)	910,313	910,403
	Total Collateralized Mortgage Obligations (cost of $5,596,114)		5,596,602

2

		Par ($)	Value ($)

		Shares
Investment Company – 23.3%
Nations Cash Reserves, Capital Class Shares (c)		17,955,990	17,955,990
	Total Investment Management Company (cost of $17,955,990)		17,955,990
		Par ($)
Short-Term Obligations – 20.1%
Federal Home Loan Bank Discount Note 07/01/05		2,500,000	2,500,000
Federal Home Loan Bank Discount Note 07/08/05		5,000,000	4,996,900
Federal Home Loan Bank Discount Note 07/19/05		3,000,000	2,995,215
Federal National Mortgage Association Discount Note 07/06/05		2,500,000	2,498,893
Federal National Mortgage Association Discount Note 07/13/05		2,500,000	2,497,343
	Total Short-Term Obligations (cost of $15,456,012)		15,488,351

	Total Investments – 173.7% (cost of $133,747,173)(g)(h)		133,842,548

	Other Assets & Liabilities, Net – (73.7)%		(56,786,683)

	Net Assets – 100.0%		77,055,865

Notes to Investment Portfolio:

*Securities valuation

Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price.

Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations.

3

Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds’ prospectus.

Futures contracts: The Portfolio may invest in futures contracts for the purposes of hedging against changes in values of the Portfolio’s securities or changes in the prevailing levels of interest rates or currency exchange rates or to enhance the Portfolio’s return. Upon entering into a futures contract, a Portfolio is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the ‘‘initial margin.’’  Subsequent payments (‘‘variation margin’’) are made or received by a Portfolio each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by ‘‘marking-to-market’’ on a daily basis to reflect the changes in market value of the contract. When the contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

(a)          Security purchased on delayed delivery basis.

(b)         Floating rate note. The interest rate shown reflects the rate as of June 30, 2005.

(c)          Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(d)         Zero coupon bond.

(e)          A portion of the security pledged as collateral for open futures contracts and TBA.

(f)            Accrued interest accumulates in the value of this security and is payable at redemption.

(g)         Cost for federal income tax purposes is $133,747,173.

(h)         Unrealized appreciation and depreciation at June 30, 2005, based on cost of investments for federal income tax purposes was:

4

		Net Unrealized
Unrealized	Unrealized	Appreciation/
Appreciation	Depreciation	Depreciation

$265,515	(170,140)	$95,375

At June 30, 2005, the Mortgage- and Asset-Backed Portfolio had the following future contracts open:

Description	Number of Contracts	Value of contract when opened (000)	Market value of contracts (000)	Unrealized Appreciation/ (Depreciation) (000)

US 10yr Note Fut Sep05 (short position)	(25)	(2,822)	(2,837)	(15)
US 5yr Note (Cbt) Sep 05 (short position)	(25)	(2,714)	(2,723)	(9)

5

INVESTMENT
PORTFOLIO
June 30, 2005 (Unaudited)	High Income Portfolio

			Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 53.3%
BASIC MATERIALS – 7.5%
Chemicals – 5.2%
BCP Crystal US Holdings Corp.	9.625% 06/15/14		30,000	33,600
	9.625% 05/01/07		15,000	16,013
Huntsman International LLC	7.375% 01/01/15 (a)		15,000	14,625
Huntsman LLC	11.500% 07/15/12		20,000	23,250
Innophos Investments Holdings, Inc., PIK	11.790% 02/15/15 (a)(b)(d)		10,287	9,464
Lyondell Chemical Co.	9.875% 05/01/07		31,000	31,852
Methanex Corp.	7.750% 08/15/05		200,000	201,000
Terra Capital, Inc.	12.875% 10/15/08		20,000	23,650
	Chemicals Total			353,454
Forest Products & Paper – 2.0%
Abitibi-Consolidated, Inc.	8.375% 04/01/15		15,000	15,319
Buckeye Technologies, Inc.	8.500% 10/01/13		15,000	15,356
Caraustar Industries, Inc.	9.875% 04/01/11		20,000	20,200
Fraser Papers, Inc.	8.750% 03/15/15 (a)		15,000	13,688
JSG Holding PLC	11.500% 10/01/15 (a)	EUR	974	946
Newark Group, Inc.	9.750% 03/15/14		25,000	22,937
NewPage Corp.
	10.000% 05/01/12 (a)		10,000	10,075
	12.000% 05/01/13 (a)		10,000	9,950
Norske Skog Canada Ltd.	8.625% 06/15/11		15,000	15,450
Tembec Industries, Inc.	8.500% 02/01/11		20,000	15,350
	Forest Products & Paper Total			139,271
Iron / Steel – 0.3%
Wise Metals Group LLC	10.250% 05/15/12		20,000	16,750
Iron / Steel Total				16,750
BASIC MATERIALS TOTAL				509,475
COMMUNICATIONS – 7.91%
Media – 4.7%
Advanstar Communications, Inc.	12.000% 02/15/11		30,000	31,950
Atlantic Broadband Finance LLC	9.375% 01/15/14 (a)		25,000	23,562
CBD Media Holdings LLC & Finance, Inc.	9.250% 07/15/12		15,000	15,112
Charter Communications Holdings LLC	9.920% 04/01/11		105,000	77,175
CSC Holdings, Inc.	7.625% 04/01/11		40,000	39,800
Dex Media West LLC	9.875% 08/15/13		60,000	68,700
Fisher Communications, Inc.	8.625% 09/15/14		20,000	21,225
Paxson Communications Corp.	01/15/09 (12.250% 01/15/06) (d)		20,000	18,700

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Sinclair Broadcast Group, Inc.	8.750% 12/15/11	20,000	21,000
	Media Total		317,224
Telecommunications – 3.2%
Cincinnati Bell, Inc.	8.375% 01/15/14	30,000	30,750
Intelsat Bermuda Ltd.	8.250% 01/15/13 (a)	40,000	41,300
Lucent Technologies, Inc.	6.450% 03/15/29	25,000	22,375
Qwest Capital Funding, Inc.	7.250% 02/15/11	45,000	42,975
Time Warner Telecom, Inc.	9.750% 07/15/08	2,000	2,010
US LEC Corp.	11.890% 10/01/09 (b)	15,000	15,187
US Unwired, Inc.	10.000% 06/15/12	50,000	55,500
Zeus Special Subsidiary Ltd.	02/01/15 (9.250% 02/01/10) (a) (d)	15,000	10,013
	Telecommunications Total		220,110
	COMMUNICATIONS TOTAL		537,334
CONSUMER CYCLICAL – 14.9%
Airlines – 0.4%
Continental Airlines, Inc.	7.568% 12/01/06	35,000	30,100
	Airlines Total		30,100
Apparel – 1.3%
Broder Brothers Co.	11.250% 10/15/10	20,000	20,200
Levi Strauss & Co.	9.750% 03/15/07	45,000	44,662
Phillips-Van Heusen Corp.	8.125% 0501/13	20,000	21,250
	Apparel Total		86,112
Auto Manufacturers – 0.4%
General Motors Corp.	8.375% 07/15/33	15,000	12,562
Navistar International Corp.	7.500% 06/15/13	15,000	15,300
	Auto Manufacturers Total		27,862
Auto Parts & Equipment – 1.1%
Cooper-Standard Automotive, Inc.	8.375% 12/15/14	30,000	24,000
Delco Remy International, Inc.	9.375% 04/15/12	20,000	16,400
Dura Operating Corp.	8.625% 04/15/12	15,000	13,575
Goodyear Tire & Rubber Co.
	11.000% 03/01/11 (a)	10,000	11,175
Rexnord Corp.	10.125% 12/15/12	10,000	10,950
	Auto Parts & Equipment Total		76,100

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Distribution / Wholesale – 0.1%
Buhrmann US, Inc.	7.875% 03/01/15 (a)	10,000	9,700
	Distribution / Wholesale Total		9,700
Entertainment – 2.2%
Global Cash Access LLC	8.750% 03/15/12	20,000	21,750
LCE Acquisition Corp.	9.000% 08/01/14 (a)	25,000	24,250
Mohegan Tribal Gaming Authority	6.125% 02/15/13 (a)	10,000	10,100
Penn National Gaming, Inc.	6.750% 03/01/15 (a)	20,000	19,900
River Rock Entertainment Authority	9.750% 11/01/11	15,000	16,537
Seneca Gaming Corp.	7.250% 05/01/12	15,000	15,506
Steinway Musical Instruments, Inc.	8.750% 04/15/11	20,000	20,950
Warner Music Group	7.375% 04/15/14	20,000	20,250
	Entertainment Total		149,243
Home Builders – 5.8%
Beazer Homes USA, Inc.	6.500% 11/15/13	200,000	197,000
KB Home	5.750% 02/01/14	200,000	197,499
	Home Builders Total		394,499
Home Furnishings – 0.3%
ALH Finance LLC/ALH Finance Corp.	8.500% 01/15/13	20,000	18,400
	Home Furnishings Total		18,400
Leisure Time – 1.1%
AMF Bowling Worldwide, Inc.	10.000% 03/01/10	20,000	20,200
Equinox Holdings, Inc.	9.000% 12/15/09	20,000	20,650
K2, Inc.	7.375% 07/01/14	15,000	15,750
Town Sports International, Inc.	(b) 02/01/14 (11.000%) 02/01/09 (d)	30,000	18,075
	Leisure Time Total		74,675
Lodging – 1.4%
Circus & Eldorado/Silver Legacy Capital Corp.	10.125% 03/01/12	28,000	20,950
HMH Properties, Inc.	7.875% 08/01/08	28,000	28,420
Inn of the Mountain Gods Resort & Casino	12.000% 08/01/08	20,000	22,850
Wynn Las Vegas LLC	6.625% 12/01/14 (a)	25,000	24,250
	Lodging Total		96,470
Retail – 0.5%
Landry’s Restaurants, Inc.	7.500% 12/15/14	20,000	19,900
Movie Gallery, Inc.	11.000% 05/01/12 (a)	5,000	5,250
Suburban Propane Partners LP	6.875% 12/15/13 (a)	10,000	9,500
	Retail Total		34,650

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Textiles – 0.3%
INVISTA	9.250% 05/01/12 (a)	20,000	21,875
	Textiles Total		21,875
	CONSUMER CYCLICAL TOTAL		1,019,686
CONSUMER NON - CYCLICAL – 1.6%
Agriculture – 0.2%
Alliance One International, Inc.	11.000% 05/15/12 (a)	15,000	15,412
	Agriculture Total		15,412
Beverages – 0.3%
Constellation Brands, Inc.	8.125% 01/15/12	20,000	21,350
	Beverages Total		21,350
Commercial Services – 0.6%
GEO Group, Inc.	8.250% 07/15/13	20,000	19,350
Service Corp. International	7.700% 04/15/09	20,000	21,450
Dollar Financial Group, Inc.	9.750% 11/15/11	30,000	30,900
Iron Mountain, Inc.	7.750% 01/15/15	15,000	15,150
Corrections Corp. of America	6.250% 03/15/13	20,000	19,850
	Commercial Services Total		106,700
Cosmetics/Personal Care – 0.6%
Elizabeth Arden, Inc.	7.750% 01/15/14	15,000	15,600
DEL Laboratories, Inc.	8.000% 02/01/12	20,000	17,000
	9.500% 04/01/11	10,000	9,500
	Cosmetics / Personal Care Total		42,100
Food – 0.6%
Dole Food Co., Inc.	8.625% 05/01/09	8,000	8,500
Pinnacle Foods Holding Corp.	8.250% 12/01/13	30,000	26,850
Reddy Ice Holdings, Inc.	11/01/12 (a) (10.500% 11/01/08) (d)	10,000	7,200
	Food Total		42,550
Healthcare Services – 0.6%
DaVita, Inc.	7.250% 03/15/15 (a)	20,000	20,550
Select Medical Corp.	7.625% 02/01/15	10,000	9,850
US Oncology Holdings, Inc.	8.620% 03/15/15 (a)(b)	10,000	9,325
	Healthcare Services Total		39,725

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON - CYCLICAL – (continued)
Pharmaceuticals – 0.6%
Elan Finance PLC	7.750% 11/15/11 (a)	35,000	29,662
Warner Chilcott Corp.	8.750% 02/01/15 (a)	10,000	9,725
	Pharmaceuticals Total		39,387
	CONSUMER NON - CYCLICAL TOTAL		307,224
ENERGY – 3.0%
Oil & Gas Services – 0.4%
Newpark Resources, Inc.	8.625% 12/15/07	25,000	25,031
	Oil & Gas Services Total		25,031
Oil, Gas & Consumable Fuels – 2.6%
Chesapeake Energy Corp.	7.500% 06/15/14	20,000	21,550
Delta Petroleum Corp.	7.000% 04/01/15 (a)	10,000	9,175
Evergreen Resources, Inc.	5.875% 03/15/12	93,000	92,477
Petroquest Energy, Inc.	10.375% 05/15/12 (a)	15,000	14,812
Premcor Refining Group, Inc.	7.500% 06/15/15	20,000	21,750
Pride International, Inc.	7.375% 07/15/14	15,000	16,406
	Oil, Gas & Consumable Fuels Total		176,170
	ENERGY TOTAL		201,201
FINANCIALS – 1.4%
Diversified Financial Services – (0.5)%
General Motors Acceptance Corp.	6.875% 09/15/11	10,000	9,236
Midland Funding II	11.750% 07/23/05	59,194	59,490
	Diversified Financial Services Total		68,726
Savings & Loans – 0.4%
Western Financial Bank	9.625% 05/15/12	25,000	27,124
	Savings & Loans Total		27,124
	FINANCIALS TOTAL		95,850
INDUSTRIALS – 11.9%
Aerospace & Defense – 1.6%
Argo-Tech Corp.	9.250% 06/01/11	20,000	21,725
Sequa Corp.	9.000% 08/01/09	25,000	27,500
TransDigm, Inc.	8.375% 07/15/11	15,000	15,788
BE Aerospace, Inc.	8.875% 05/01/11	25,000	26,062
Standard Aero Holdings, Inc.	8.250% 09/01/14 (a)	20,000	21,000
	Aerospace & Defense Total		112,075

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Building Materials – 4.1%
ACIH, Inc.	12/15/12(a) (11.500% 12/15/07) (d)	20,000	11,800
Associated Materials, Inc.	03/01/14 (11.250% 03/01/09) (d)	15,000	9,525
Building Materials Corp. of America	7.750% 07/15/05	225,000	223,875
Nortek, Inc.	8.500% 09/01/14	10,000	9,250
RMCC Acquisition Co.	9.500% 11/01/12 (a)	10,000	9,700
U.S. Concrete, Inc.	8.375% 04/01/14	15,000	14,100
	Building Materials Total		278,250
Electrical Components & Equipment – 0.2%
Coleman Cable, Inc.	9.875% 10/01/12 (a)	15,000	13,387
	Electrical Components & Equipment Total		13,387
Electronics – 0.4%
Flextronics International Ltd.	6.250% 11/15/14	25,000	25,000
	Electronics Total		25,000
Environmental Control – 0.2%
Allied Waste North America, Inc.	7.250% 03/15/15 (a)	15,000	14,437
	Environmental Control Total		14,437
Machinery - Diversified – 0.4%
Douglas Dynamics LLC	7.750% 01/15/12 (a)	25,000	24,500
	Machinery - Diversified Total		24,500
Metal Fabricate / Hardware – 3.0%
Altra Industrial Motion, Inc.	9.000% 12/01/11(a)	10,000	9,450
Ryerson Tull, Inc.	9.125% 07/15/06	194,000	196,910
	Metal Fabricate / Hardware Total		206,360
Miscellaneous Manufacturing – 1.1%
Bombardier, Inc.	6.300% 05/01/14 (a)	30,000	26,775
J.B. Poindexter & Co.	8.750% 03/15/14	20,000	18,200
Koppers Industries, Inc.	9.875% 10/15/13	30,000	32,550
	Miscellaneous Manufacturing Total		77,525
Packaging & Containers – 0.3%
Jefferson Smurfit Corp.	8.250% 10/01/12	20,000	20,150
	Packaging & Containers Total		20,150
Transportation – 0.6%
QDI LLC	9.000% 11/15/10	25,000	23,062

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
TFM SA de CV	9.375% 05/01/12 (a)	20,000	20,900
	Transportation Total		43,962
	INDUSTRIALS TOTAL		815,646
UTILITIES – 2.2%
Electric – 2.2%
Calpine Generating Co. LLC	12.390% 04/01/11(b)(d)	40,000	36,500
CMS Energy Corp.	8.900% 07/15/08	40,000	43,400
Edison Mission Energy	9.875% 04/15/11	40,000	46,799
Texas Genco LLC	6.875% 12/15/14 (a)	20,000	21,050
	Electric Total		147,749
	UTILITIES TOTAL		147,749
	Total Corporate Fixed-Income Bonds & Notes (cost of $3,691,745)		3,634,165

		Shares
Investment Management Companies – 41.2%
	Nations Cash Reserves, Capital Class Shares (c)	1,659,990	1,659,990
	Dow Jones CDX NA HY	1,150,002	1,149,990

	Total Investment Management Companies (cost of $2,794,671)		2,809,980

	Total Investments – 94.5% (cost of $6,486,416)(e)		6,444,145

	Other Assets & Liabilities, Net – 5.5%		376,086

	Net Assets – 100.0%		6,820,231

7

Notes to Investment Portfolio:

*	Securities valuation:

Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds’ prospectus.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $554,648, which represents 8.1% of net assets.

(b)	Floating rate note. The interest rate shown reflects the rate as of June 30, 2005.

(c)	Mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(d)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(e)	Cost for federal income tax purposes is $6,486,416

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$55,072	$97,343	$42,271

8

At June 30, 2005, the Fund had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation/Depreciation

EUR	$12,106	$12,930	07/05/05	$(824)
EUR	21,852	22,884	07/05/05	(1,032)
EUR	13,862	14,442	07/05/05	(580)
EUR	47,854	47,569	07/05/05	284
				$(2,152)

Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation

USD	$72,034	$76,338	07/05/05	$4,304

Acronym	Name

EUR	Euro Currency
PIK	Payment-In-Kind

9

INVESTMENT PORTFOLIO

June 30, 2005 (Unaudited)	Nations LargeCap Index Fund

		Shares	Value ($)*
Common Stocks – 98.3%
CONSUMER DISCRETIONARY – 11.2%
Auto Components – 0.2%
	Cooper Tire & Rubber Co.	8,950	166,202
	Dana Corp.	21,050	315,961
	Delphi Corp.	78,575	365,374
	Goodyear Tire & Rubber Co. (a)	24,650	367,285
	Johnson Controls, Inc.	26,850	1,512,460
	Visteon Corp. (a)	17,975	108,389
	Auto Components Total		2,835,671
Automobiles – 0.6%
	Apollo Group, Inc., Class A (a)	22,850	1,787,327
	Ford Motor Co.	257,575	2,637,568
	General Motors Corp.	79,100	2,689,400
	Harley-Davidson, Inc.	39,875	1,977,800
	Automobiles Total		9,092,095
Distributors – 0.1%
	Genuine Parts Co.	24,425	1,003,623
	Distributors Total		1,003,623
Diversified Consumer Services – 0.1%
	H&R Block, Inc.	23,100	1,347,885
	Diversified Consumer Services Total		1,347,885
Hotels, Restaurants & Leisure – 1.5%
	Carnival Corp.	73,750	4,023,063
	Darden Restaurants, Inc.	20,350	671,143
	Harrah’s Entertainment, Inc.	25,375	1,828,776
	Hilton Hotels Corp.	53,400	1,273,590
	International Game Technology, Inc.	48,100	1,354,015
	Marriott International, Inc., Class A	27,750	1,893,105
	McDonald’s Corp.	177,450	4,924,237
	Starbucks Corp. (a)	54,600	2,820,636
	Starwood Hotels & Resorts Worldwide, Inc.	30,275	1,773,207
	Wendy’s International, Inc.	16,075	765,974
	Yum! Brands, Inc.	40,525	2,110,542
	Hotels, Restaurants & Leisure Total		23,438,288
Household Durables – 0.6%
	Black & Decker Corp.	11,175	1,004,074
	Centex Corp.	17,875	1,263,226
	Fortune Brands, Inc.	20,325	1,804,860
	KB Home	11,650	888,079
	Leggett & Platt, Inc.	26,500	704,370

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Household Durables – (continued)
	Maytag Corp.	11,125	174,217
	Newell Rubbermaid, Inc.	38,550	919,032
	Pulte Homes, Inc.	16,575	1,396,444
	Snap-On, Inc.	8,100	277,830
	Stanley Works	10,500	478,170
	Whirlpool Corp.	9,325	653,776
	Household Durables Total		9,564,078
Internet & Catalog Retail – 0.3%
	eBay, Inc. (a)	170,000	5,611,700
	Internet & Catalog Retail Total		5,611,700
Leisure Equipment & Products – 0.2%
	Brunswick Corp.	13,625	590,235
	Eastman Kodak Co.	40,150	1,078,027
	Hasbro, Inc.	23,425	487,006
	Mattel, Inc.	57,600	1,054,080
	Leisure Equipment & Products Total		3,209,348
Media – 3.6%
	Clear Channel Communications, Inc.	71,325	2,206,082
	Comcast Corp., Class A (a)	308,706	9,477,274
	Dow Jones & Co., Inc.	9,975	353,614
	Gannett Co., Inc.	34,800	2,475,324
	Interpublic Group of Companies, Inc. (a)	59,150	720,447
	Knight-Ridder, Inc.	10,450	641,003
	McGraw-Hill Companies, Inc.	52,400	2,318,700
	Meredith Corp.	6,300	309,078
	New York Times Co., Class A	20,350	633,903
	News Corp., Class A	403,700	6,531,866
	Omnicom Group, Inc.	25,675	2,050,405
	Time Warner, Inc.	655,775	10,958,000
	Tribune Co.	41,750	1,468,765
	Univision Communications, Inc., Class A (a)	40,650	1,119,908
	Viacom, Inc., Class B	225,650	7,225,313
	Walt Disney Co.	285,750	7,195,185
	Media Total		55,684,867
Multiline Retail – 1.3%
	Big Lots, Inc. (a)	15,875	210,185
	Dillard’s, Inc., Class A	9,975	233,615

2

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Multiline Retail – (continued)
	Dollar General Corp.	42,250	860,210
	Family Dollar Stores, Inc.	23,300	608,130
	Federated Department Stores, Inc.	23,900	1,751,392
	J.C. Penney Co., Inc.	36,850	1,937,573
	Kohl’s Corp. (a)	45,625	2,550,894
	May Department Stores Co.	41,925	1,683,708
	Nordstrom, Inc.	17,175	1,167,385
	Sears Holdings Corp. (a)	14,360	2,152,133
	Target Corp.	123,650	6,727,796
	Multiline Retail Total		19,883,021
Specialty Retail – 2.3%
	Autonation, Inc. (a)	31,275	641,763
	AutoZone, Inc. (a)	9,225	852,944
	Bed Bath & Beyond, Inc. (a)	41,325	1,726,558
	Best Buy Co., Inc.	41,750	2,861,962
	Circuit City Stores, Inc.	26,750	462,508
	Gap, Inc.	106,100	2,095,475
	Home Depot, Inc.	300,375	11,684,587
	Limited Brands	53,175	1,139,009
	Lowe’s Companies, Inc.	108,075	6,292,126
	Office Depot, Inc. (a)	44,250	1,010,670
	OfficeMax, Inc.	9,925	295,467
	RadioShack Corp.	21,775	504,527
	Sherwin-Williams Co.	17,525	825,252
	Staples, Inc.	103,062	2,197,282
	Tiffany & Co.	20,075	657,657
	TJX Companies, Inc.	65,825	1,602,839
	Toys “R” Us, Inc. (a)	30,975	820,218
	Specialty Retail Total		35,670,844
Textiles, Apparel & Luxury Goods – 0.4%
	Coach, Inc. (a)	52,800	1,772,496
	Jones Apparel Group, Inc.	16,900	524,576
	Liz Claiborne, Inc.	15,175	603,358
	NIKE, Inc., Class B	31,975	2,769,035
	Reebok International Ltd.	7,875	329,411

3

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
	V.F. Corp.	13,975	799,650
	Textiles, Apparel & Luxury Goods Total		6,798,526
	CONSUMER DISCRETIONARY TOTAL		174,139,946
CONSUMER STAPLES – 9.9%
Beverages – 2.2%
	Anheuser-Busch Companies, Inc.	108,625	4,969,594
	Brown-Forman Corp., Class B	12,625	763,308
	Coca-Cola Co.	316,775	13,225,356
	Coca-Cola Enterprises, Inc.	49,350	1,086,194
	Molson Coors Brewing Co., Class B	10,975	680,450
	Pepsi Bottling Group, Inc.	27,400	783,914
	PepsiCo, Inc.	234,350	12,638,495
	Beverages Total		34,147,311
Food & Staples Retailing – 2.8%
	Albertson’s, Inc.	51,550	1,066,054
	Costco Wholesale Corp.	66,825	2,995,096
	CVS Corp.	113,350	3,295,084
	Kroger Co. (a)	102,025	1,941,536
	Safeway, Inc. (a)	62,700	1,416,393
	SUPERVALU, Inc.	19,050	621,221
	Sysco Corp.	88,625	3,207,339
	Wal-Mart Stores, Inc.	468,250	22,569,650
	Walgreen Co.	143,050	6,578,869
	Food & Staples Retailing Total		43,691,242
Food Products – 1.1%
	Archer-Daniels-Midland Co.	87,300	1,866,474
	Campbell Soup Co.	45,450	1,398,497
	ConAgra Foods, Inc.	72,450	1,677,942
	General Mills, Inc.	51,750	2,421,382
	H.J. Heinz Co.	48,975	1,734,695
	Hershey Co.	30,425	1,889,392
	Kellogg Co.	48,900	2,173,116
	McCormick & Co., Inc.	18,975	620,103
	Sara Lee Corp.	110,200	2,183,062
	Wrigley (Wm.) Jr. Co.	27,450	1,889,658
	Food Products Total		17,854,321

4

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 1.8%
	Clorox Co.	21,550	1,200,766
	Colgate-Palmolive Co.	73,275	3,657,155
	Kimberly-Clark Corp.	67,000	4,193,530
	Procter & Gamble Co.	346,325	18,268,644
	Household Products Total		27,320,095
Personal Products – 0.6%
	Alberto-Culver Co., Class B	11,937	517,230
	Avon Products, Inc.	66,025	2,499,046
	Gillette Co.	139,625	7,069,214
	Personal Products Total		10,085,490
Tobacco – 1.4%
	Altria Group, Inc.	289,825	18,740,085
	Reynolds American, Inc.	16,300	1,284,440
	UST, Inc.	23,150	1,057,029
	Tobacco Total		21,081,554
	CONSUMER STAPLES TOTAL		154,180,013
ENERGY – 8.7%
Energy Equipment & Services – 1.3%
	Baker Hughes, Inc.	47,400	2,424,984
	BJ Services Co.	22,700	1,191,296
	Halliburton Co.	70,775	3,384,460
	Nabors Industries Ltd. (a)	20,775	1,259,381
	National-Oilwell Varco, Inc. (a)	24,100	1,145,714
	Noble Corp.	19,000	1,168,690
	Rowan Companies, Inc.	15,175	450,849
	Schlumberger Ltd.	82,475	6,263,151
	Transocean, Inc. (a)	45,650	2,463,731
	Energy Equipment & Services Total		19,752,256
Oil, Gas & Consumable Fuels – 7.4%
	Amerada Hess Corp.	12,000	1,278,120
	Anadarko Petroleum Corp.	33,000	2,710,950
	Apache Corp.	45,961	2,969,081
	Ashland, Inc. (a)	9,400	675,578
	Burlington Resources, Inc.	53,975	2,981,579
	ChevronTexaco Corp.	293,675	16,422,306
	ConocoPhillips	194,854	11,202,156
	Devon Energy Corp.	66,300	3,360,084
	El Paso Corp.	90,200	1,039,104
	EOG Resources, Inc.	33,450	1,899,960
	Exxon Mobil Corp.	891,000	51,205,770

5

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Kerr-McGee Corp.	16,350	1,247,669
	Kinder Morgan, Inc.	15,175	1,262,560
	Marathon Oil Corp.	46,450	2,479,037
	Occidental Petroleum Corp.	55,725	4,286,924
	Sunoco, Inc.	9,600	1,091,328
	Unocal Corp.	38,050	2,475,153
	Valero Energy Corp.	35,950	2,844,004
	Williams Companies, Inc.	79,925	1,518,575
	XTO Energy, Inc.	50,566	1,718,738
	Oil, Gas & Consumable Fuels Total		114,668,676
	ENERGY TOTAL		134,420,932
FINANCIALS – 20.0%
Capital Markets – 2.7%
	Bank of New York Co., Inc.	108,975	3,136,300
	Bear Stearns Companies, Inc.	15,925	1,655,245
	Charles Schwab Corp.	159,525	1,799,442
	E*TRADE Financial Corp. (a)	51,600	721,884
	Federated Investors, Inc., Class B	13,250	397,633
	Franklin Resources, Inc.	27,700	2,132,346
	Goldman Sachs Group, Inc.	61,875	6,312,487
	Janus Capital Group, Inc.	31,800	478,272
	Lehman Brothers Holdings, Inc.	38,725	3,844,618
	Mellon Financial Corp.	59,275	1,700,600
	Merrill Lynch & Co., Inc.	132,275	7,276,448
	Morgan Stanley	153,375	8,047,586
	Northern Trust Corp.	28,475	1,298,175
	State Street Corp.	46,300	2,233,975
	T. Rowe Price Group, Inc.	17,300	1,082,980
	Capital Markets Total		42,117,991
Commercial Banks – 5.8%
	AmSouth Bancorp	49,375	1,283,750
	Bank of America Corp. (b)	562,850	25,671,589
	BB&T Corp.	76,475	3,056,706
	Comerica, Inc.	23,675	1,368,415
	Compass Bancshares, Inc.	17,300	778,500
	Fifth Third Bancorp	73,025	3,009,360
	First Horizon National Corp.	17,350	732,170
	Huntington Bancshares, Inc.	32,550	785,757

6

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	KeyCorp	57,025	1,890,379
	M&T Bank Corp.	13,700	1,440,692
	Marshall & Ilsley Corp.	29,825	1,325,721
	National City Corp.	83,200	2,838,784
	North Fork Bancorporation, Inc.	66,837	1,877,451
	PNC Financial Services Group, Inc.	39,650	2,159,339
	Regions Financial Corp.	64,915	2,199,320
	SunTrust Banks, Inc.	47,600	3,438,624
	Synovus Financial Corp.	43,575	1,249,295
	U.S. Bancorp	256,500	7,489,800
	Wachovia Corp.	220,599	10,941,710
	Wells Fargo & Co.	236,125	14,540,578
	Zions Bancorporation	12,600	926,478
	Commercial Banks Total		89,004,418
Consumer Finance – 1.3%
	American Express Co.	163,925	8,725,728
	Capital One Financial Corp.	35,275	2,822,353
	MBNA Corp.	177,412	4,641,098
	Providian Financial Corp. (a)	41,175	725,915
	SLM Corp.	58,700	2,981,960
	Consumer Finance Total		19,897,054
Diversified Financial Services – 3.6%
	CIT Group, Inc.	29,500	1,267,615
	Citigroup, Inc., Class A	728,125	33,661,219
	JPMorgan Chase & Co.	492,507	17,395,347
	Moody’s Corp.	38,700	1,739,952
	Principal Financial Group, Inc.	41,150	1,724,185
	Diversified Financial Services Total		55,788,318
Insurance – 4.3%
	Ace Ltd.	40,250	1,805,213
	AFLAC, Inc.	70,200	3,038,256
	Allstate Corp.	93,525	5,588,119
	Ambac Financial Group, Inc.	15,150	1,056,864
	American International Group, Inc.	363,175	21,100,467
	Aon Corp.	44,450	1,113,028
	Chubb Corp.	27,325	2,339,293
	Cincinnati Financial Corp.	23,302	921,827
	Hartford Financial Services Group, Inc.	41,550	3,107,109
	Jefferson-Pilot Corp.	19,000	957,980
	Lincoln National Corp.	24,325	1,141,329

7

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	Loews Corp.	22,375	1,734,063
	Marsh & McLennan Companies, Inc.	74,625	2,067,113
	MBIA, Inc.	18,925	1,122,442
	MetLife, Inc.	102,650	4,613,091
	Progressive Corp.	27,850	2,751,858
	Prudential Financial, Inc.	73,025	4,794,821
	SAFECO Corp.	17,850	969,969
	St. Paul Travelers Companies, Inc.	94,316	3,728,311
	Torchmark Corp.	14,600	762,120
	UnumProvident Corp.	41,725	764,402
	XL Capital Ltd., Class A	19,650	1,462,353
	Insurance Total		66,940,028
Real Estate – 0.6%
	Apartment Investment & Management Co., Class A, REIT	13,300	544,236
	Archstone-Smith Trust, REIT	27,800	1,073,636
	Equity Office Properties Trust, REIT	57,050	1,888,355
	Equity Residential Property Trust, REIT	40,150	1,478,323
	Plum Creek Timber Co., Inc., REIT	25,700	932,910
	ProLogis Trust, REIT	26,125	1,051,270
	Simon Property Group, Inc., REIT	30,775	2,230,880
	Real Estate Total		9,199,610
Thrifts & Mortgage Finance – 1.7%
	Countrywide Financial Corp.	82,298	3,177,526
	Fannie Mae	135,475	7,911,740
	Freddie Mac	96,700	6,307,741
	Golden West Financial Corp.	39,600	2,549,448
	MGIC Investment Corp.	13,175	859,273
	Sovereign Bancorp, Inc.	51,025	1,139,898
	Washington Mutual, Inc.	122,775	4,995,715
	Thrifts & Mortgage Finance Total		26,941,341
	FINANCIALS TOTAL		309,888,760
HEALTH CARE – 13.2%
Biotechnology – 1.3%
	Amgen, Inc. (a)	173,217	10,472,700
	Applera Corp. - Applied Biosystems Group	27,625	543,384

8

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Biotechnology – (continued)
	Biogen Idec, Inc. (a)	48,252	1,662,281
	Chiron Corp. (a)	20,725	723,095
	Genzyme Corp. (a)	35,350	2,124,182
	Gilead Sciences, Inc. (a)	63,250	2,782,367
	MedImmune, Inc. (a)	34,700	927,184
	Biotechnology Total		19,235,193
Health Care Equipment & Supplies – 2.2%
	Bausch & Lomb, Inc.	7,450	618,350
	Baxter International, Inc.	86,875	3,223,062
	Becton, Dickinson & Co.	35,350	1,854,814
	Biomet, Inc.	35,250	1,221,060
	Boston Scientific Corp. (a)	104,950	2,833,650
	C.R. Bard, Inc.	14,725	979,360
	Fisher Scientific International, Inc. (a)	16,825	1,091,943
	Guidant Corp.	45,500	3,062,150
	Hospira, Inc. (a)	22,142	863,538
	Medtronic, Inc.	169,250	8,765,457
	Millipore Corp. (a)	7,025	398,528
	PerkinElmer, Inc.	18,125	342,563
	St. Jude Medical, Inc. (a)	50,700	2,211,027
	Stryker Corp.	52,450	2,494,522
	Thermo Electron Corp. (a)	22,525	605,247
	Waters Corp. (a)	16,425	610,517
	Zimmer Holdings, Inc. (a)	34,575	2,633,578
	Health Care Equipment & Supplies Total		33,809,366
Health Care Providers & Services – 2.7%
	Aetna, Inc.	40,700	3,370,774
	AmerisourceBergen Corp.	14,750	1,019,962
	Cardinal Health, Inc.	59,950	3,451,921
	Caremark Rx, Inc. (a)	63,500	2,827,020
	CIGNA Corp.	18,325	1,961,325
	Express Scripts, Inc. (a)	20,750	1,037,085
	HCA, Inc.	58,675	3,325,112
	Health Management Associates, Inc., Class A	34,500	903,210
	Humana, Inc. (a)	22,650	900,111
	IMS Health, Inc.	31,750	786,448
	Laboratory Corp. of America Holdings (a)	18,800	938,120
	Manor Care, Inc.	12,050	478,747
	McKesson Corp.	41,300	1,849,827

9

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
	Medco Health Solutions, Inc. (a)	38,811	2,070,955
	Quest Diagnostics, Inc.	25,550	1,361,048
	Tenet Healthcare Corp. (a)	65,612	803,091
	UnitedHealth Group, Inc.	177,200	9,239,208
	WellPoint, Inc. (a)	85,700	5,968,148
	Health Care Providers & Services Total		42,292,112
Pharmaceuticals – 7.0%
	Abbott Laboratories	217,075	10,638,846
	Allergan, Inc.	18,250	1,555,630
	Bristol-Myers Squibb Co.	273,475	6,831,405
	Eli Lilly & Co.	158,625	8,836,999
	Forest Laboratories, Inc. (a)	47,650	1,851,203
	Johnson & Johnson	416,225	27,054,625
	King Pharmaceuticals, Inc. (a)	33,875	352,978
	Merck & Co., Inc.	308,375	9,497,950
	Mylan Laboratories, Inc.	37,725	725,829
	Pfizer, Inc.	1,040,635	28,700,713
	Schering-Plough Corp.	206,475	3,935,413
	Watson Pharmaceuticals, Inc. (a)	15,375	454,485
	Wyeth	187,300	8,334,850
	Pharmaceuticals Total		108,770,926
	HEALTH CARE TOTAL		204,107,597
INDUSTRIALS – 11.0%
Aerospace & Defense – 2.2%
	Boeing Co.	115,625	7,631,250
	General Dynamics Corp.	28,000	3,067,120
	Goodrich Corp.	16,900	692,224
	Honeywell International, Inc.	119,425	4,374,538
	L-3 Communications Holdings, Inc.	16,600	1,271,228
	Lockheed Martin Corp.	56,575	3,670,020
	Northrop Grumman Corp.	50,253	2,776,478
	Raytheon Co.	63,300	2,476,296
	Rockwell Collins, Inc.	24,950	1,189,616
	United Technologies Corp.	143,300	7,358,455
	Aerospace & Defense Total		34,507,225
Air Freight & Logistics – 0.9%
	FedEx Corp.	42,300	3,426,723
	Ryder System, Inc.	9,000	329,400

10

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Air Freight & Logistics – (continued)
	United Parcel Service, Inc., Class B	155,875	10,780,315
	Air Freight & Logistics Total		14,536,438
Airlines – 0.1%
	Delta Air Lines, Inc. (a)	20,100	75,576
	Southwest Airlines Co.	103,250	1,438,273
	Airlines Total		1,513,849
Building Products – 0.2%
	American Standard Companies, Inc.	24,975	1,046,952
	Masco Corp.	60,675	1,927,038
	Building Products Total		2,973,990
Commercial Services & Supplies – 0.7%
	Allied Waste Industries, Inc. (a)	37,925	300,745
	Avery Dennison Corp.	14,200	752,032
	Cendant Corp.	147,175	3,292,305
	Cintas Corp.	20,950	808,670
	Equifax, Inc.	18,175	649,029
	Monster Worldwide, Inc. (a)	16,875	483,975
	Pitney Bowes, Inc.	32,225	1,403,399
	R.R. Donnelley & Sons Co.	29,875	1,030,986
	Robert Half International, Inc.	22,300	556,831
	Waste Management, Inc.	79,500	2,253,030
	Commercial Services & Supplies Total		11,531,002
Construction & Engineering – 0.1%
	Fluor Corp.	12,075	695,399
	Construction & Engineering Total		695,399
Electrical Equipment – 0.4%
	American Power Conversion Corp.	25,350	598,007
	Cooper Industries Ltd., Class A	13,025	832,297
	Emerson Electric Co.	58,325	3,652,895
	Rockwell Automation, Inc.	24,425	1,189,742
	Electrical Equipment Total		6,272,941
Industrial Conglomerates – 4.5%
	3M Co.	107,750	7,790,325
	General Electric Co. (c)	1,484,450	51,436,192
	Textron, Inc.	18,875	1,431,669
	Tyco International Ltd.	282,675	8,254,110
	Industrial Conglomerates Total		68,912,296
Machinery – 1.4%
	Caterpillar, Inc.	47,850	4,560,583

11

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
	Cummins, Inc.	6,100	455,121
	Danaher Corp.	38,550	2,017,707
	Deere & Co.	34,550	2,262,679
	Dover Corp.	28,500	1,036,830
	Eaton Corp.	21,100	1,263,890
	Illinois Tool Works, Inc.	38,225	3,045,768
	Ingersoll-Rand Co., Ltd., Class A	23,625	1,685,644
	ITT Industries, Inc.	12,925	1,261,868
	Navistar International Corp. (a)	9,250	296,000
	Paccar, Inc.	24,350	1,655,800
	Pall Corp.	17,450	529,782
	Parker Hannifin Corp.	16,775	1,040,218
	Machinery Total		21,111,890
Road & Rail – 0.5%
	Burlington Northern Santa Fe Corp.	52,700	2,481,116
	CSX Corp.	30,275	1,291,532
	Norfolk Southern Corp.	56,550	1,750,788
	Union Pacific Corp.	36,775	2,383,020
	Road & Rail Total		7,906,456
Trading Companies & Distributors – 0.0%
	W.W. Grainger, Inc.	11,675	639,673
	Trading Companies & Distributors Total		639,673
	INDUSTRIALS TOTAL		170,601,159
INFORMATION TECHNOLOGY – 14.9%
Communications Equipment – 2.6%
	ADC Telecommunications, Inc. (a)	16,196	352,587
	Andrew Corp. (a)	22,725	289,971
	Avaya, Inc. (a)	66,800	555,776
	CIENA Corp. (a)	80,725	168,715
	Cisco Systems, Inc. (a)	894,500	17,093,895
	Comverse Technology, Inc. (a)	28,075	663,974
	Corning, Inc. (a)	202,850	3,371,367
	JDS Uniphase Corp. (a)	202,725	308,142
	Lucent Technologies, Inc. (a)	620,050	1,804,346
	Motorola, Inc.	343,250	6,267,745
	QUALCOMM, Inc.	228,650	7,547,736
	Scientific-Atlanta, Inc.	21,300	708,651
	Tellabs, Inc. (a)	62,750	545,925
	Communications Equipment Total		39,678,830

12

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – 3.5%
	Apple Computer, Inc. (a)	115,350	4,246,034
	Dell, Inc. (a)	338,875	13,388,951
	EMC Corp. (a)	336,300	4,610,673
	Gateway, Inc. (a)	41,550	137,115
	Hewlett-Packard Co.	404,026	9,498,651
	International Business Machines Corp.	225,800	16,754,360
	Lexmark International, Inc., Class A (a)	17,675	1,145,870
	NCR Corp. (a)	26,100	916,632
	Network Appliance, Inc. (a)	51,250	1,448,838
	QLogic Corp. (a)	12,750	393,593
	Seagate Technology, Inc., Escrow Shares (a)	45,500	455
	Sun Microsystems, Inc. (a)	476,725	1,778,184
	Computers & Peripherals Total		54,319,356
Electronic Equipment & Instruments – 0.3%
	Agilent Technologies, Inc. (a)	60,525	1,393,286
	Jabil Circuit, Inc. (a)	25,725	790,529
	Molex, Inc.	23,475	611,289
	Sanmina-SCI Corp. (a)	73,575	402,455
	Solectron Corp. (a)	136,025	515,535
	Symbol Technologies, Inc.	34,000	335,580
	Tektronix, Inc.	12,375	287,966
	Electronic Equipment & Instruments Total		4,336,640
Internet Software & Services – 0.4%
	Yahoo!, Inc. (a)	183,700	6,365,205
	Internet Software & Services Total		6,365,205
IT Services – 1.0%
	Affiliated Computer Services, Inc., Class A (a)	17,700	904,470
	Automatic Data Processing, Inc.	81,625	3,425,801
	Computer Sciences Corp. (a)	25,750	1,125,275
	Convergys Corp. (a)	19,925	283,334
	Electronic Data Systems Corp.	72,625	1,398,031
	First Data Corp.	108,975	4,374,256
	Fiserv, Inc. (a)	26,750	1,148,913
	Paychex, Inc.	49,800	1,620,492
	Sabre Holdings Corp., Class A	18,400	367,080
	SunGard Data Systems, Inc. (a)	40,575	1,427,023
	Unisys Corp. (a)	47,425	300,200
	IT Services Total		16,374,875

13

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Office Electronics – 0.1%
	Xerox Corp. (a)	134,075	1,848,894
	Office Electronics Total		1,848,894
Semiconductors & Semiconductor Equipment – 3.2%
	Advanced Micro Devices, Inc. (a)	55,325	959,336
	Altera Corp. (a)	52,025	1,031,136
	Analog Devices, Inc.	51,825	1,933,591
	Applied Materials, Inc.	230,075	3,722,613
	Applied Micro Circuits Corp. (a)	42,925	109,888
	Broadcom Corp., Class A (a)	41,000	1,455,910
	Freescale Semiconductor, Inc., Class B (a)	56,275	1,191,905
	Intel Corp.	863,975	22,515,188
	KLA-Tencor Corp.	27,575	1,205,027
	Linear Technology Corp.	42,850	1,572,166
	LSI Logic Corp. (a)	54,300	461,007
	Maxim Integrated Products, Inc.	45,900	1,753,839
	Micron Technology, Inc. (a)	86,075	878,826
	National Semiconductor Corp.	48,900	1,077,267
	Novellus Systems, Inc. (a)	19,375	478,756
	NVIDIA Corp. (a)	23,600	630,592
	PMC-Sierra, Inc. (a)	25,250	235,583
	Teradyne, Inc. (a)	27,400	327,978
	Texas Instruments, Inc.	232,600	6,529,082
	Xilinx, Inc.	49,075	1,251,412
	Semiconductors & Semiconductor Equipment Total		49,321,102
Software – 3.8%
	Adobe Systems, Inc.	68,400	1,957,608
	Autodesk, Inc. (a)	31,950	1,098,121
	BMC Software, Inc. (a)	31,050	557,347
	Citrix Systems, Inc. (a)	23,725	513,884
	Computer Associates International, Inc.	74,464	2,046,271
	Compuware Corp. (a)	54,350	390,777
	Electronic Arts, Inc. (a)	42,900	2,428,569
	Intuit, Inc. (a)	26,000	1,172,860
	Mercury Interactive Corp. (a)	12,125	465,115
	Microsoft Corp.	1,406,350	34,933,734
	Novell, Inc. (a)	53,325	330,615
	Oracle Corp. (a)	618,875	8,169,150
	Parametric Technology Corp. (a)	37,975	242,281

14

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Siebel Systems, Inc.	72,325	643,692
	Symantec Corp. (a)	99,550	2,164,217
	VERITAS Software Corp. (a)	59,825	1,459,730
	Software Total		58,573,971
	INFORMATION TECHNOLOGY TOTAL		230,818,873
MATERIALS – 2.9%
Chemicals – 1.6%
	Air Products & Chemicals, Inc.	32,075	1,934,122
	Dow Chemical Co.	134,575	5,992,625
	E.I. du Pont de Nemours & Co.	139,375	5,994,519
	Eastman Chemical Co.	11,200	617,680
	Ecolab, Inc.	30,775	995,879
	Engelhard Corp.	16,875	481,781
	Great Lakes Chemical Corp.	7,275	228,944
	Hercules, Inc. (a)	15,850	224,278
	International Flavors & Fragrances, Inc.	12,350	447,317
	Monsanto Co.	37,502	2,357,751
	PPG Industries, Inc.	24,025	1,507,809
	Praxair, Inc.	45,325	2,112,145
	Rohm and Haas Co.	27,025	1,252,338
	Sigma-Aldrich Corp.	9,650	540,786
	Chemicals Total		24,687,974
Construction Materials – 0.1%
	Vulcan Materials Co.	14,325	930,982
	Construction Materials Total		930,982
Containers & Packaging – 0.2%
	Ball Corp.	15,425	554,683
	Bemis Co., Inc.	14,975	397,436
	Pactiv Corp. (a)	20,850	449,943
	Sealed Air Corp. (a)	11,725	583,788
	Temple-Inland, Inc.	17,400	646,410
	Containers & Packaging Total		2,632,260
Metals & Mining – 0.6%
	Alcoa, Inc.	122,050	3,189,166
	Allegheny Technologies, Inc.	12,600	277,956
	Freeport-McMoRan Copper & Gold, Inc., Class B	25,150	941,616
	Newmont Mining Corp.	62,400	2,435,472
	Nucor Corp.	22,450	1,024,169

15

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
	Phelps Dodge Corp.	13,525	1,251,062
	United States Steel Corp.	15,950	548,202
	Metals & Mining Total		9,667,643
Paper & Forest Products – 0.4%
	Georgia-Pacific Corp.	36,450	1,159,110
	International Paper Co.	68,625	2,073,161
	Louisiana-Pacific Corp.	15,550	382,219
	MeadWestvaco Corp.	26,125	732,545
	Weyerhaeuser Co.	34,325	2,184,787
	Paper & Forest Products Total		6,531,822
	MATERIALS TOTAL		44,450,681
TELECOMMUNICATION SERVICES – 3.1%
Diversified Telecommunication Services – 2.8%
	ALLTEL Corp.	45,750	2,849,310
	AT&T Corp.	112,175	2,135,812
	BellSouth Corp.	256,300	6,809,891
	CenturyTel, Inc.	18,325	634,595
	Citizens Communications Co.	47,625	640,080
	Qwest Communications International, Inc. (a)	234,025	868,233
	SBC Communications, Inc.	462,325	10,980,219
	Sprint Corp.	207,112	5,196,440
	Verizon Communications, Inc.	387,275	13,380,351
	Diversified Telecommunication Services Total		43,494,931
Wireless Telecommunication Services – 0.3%
	Nextel Communications, Inc., Class A (a)	157,475	5,088,017
	Wireless Telecommunication Services Total		5,088,017
	TELECOMMUNICATION SERVICES TOTAL		48,582,948
UTILITIES – 3.4%
Electric Utilities – 2.1%
	Allegheny Energy, Inc. (a)	22,700	572,494
	Ameren Corp.	28,425	1,571,902
	American Electric Power Co., Inc.	53,775	1,982,684
	CenterPoint Energy, Inc.	40,650	536,987
	Cinergy Corp.	27,775	1,244,876
	Consolidated Edison, Inc.	34,050	1,594,902
	DTE Energy Co.	24,375	1,140,019
	Edison International	45,650	1,851,107

16

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Electric Utilities – (continued)
	Entergy Corp.	29,625	2,238,169
	Exelon Corp.	93,700	4,809,621
	FirstEnergy Corp.	46,125	2,219,074
	FPL Group, Inc.	54,900	2,309,094
	PG&E Corp.	51,825	1,945,510
	Pinnacle West Capital Corp.	13,725	610,076
	PPL Corp.	26,575	1,578,023
	Progress Energy, Inc.	34,800	1,574,352
	Southern Co.	104,225	3,613,481
	TECO Energy, Inc.	28,950	547,445
	Xcel Energy, Inc.	56,275	1,098,488
	Electric Utilities Total		33,038,304
Gas Utilities – 0.2%
	KeySpan Corp.	24,250	986,975
	Nicor, Inc.	6,175	254,225
	NiSource, Inc.	38,000	939,740
	Peoples Energy Corp.	5,300	230,338
	Gas Utilities Total		2,411,278
Independent Power Producers & Energy Traders – 0.6%
	AES Corp. (a)	91,450	1,497,951
	Calpine Corp. (a)	75,350	256,190
	Constellation Energy Group, Inc.	24,875	1,435,039
	Duke Energy Corp.	129,675	3,855,237
	Dynegy, Inc., Class A (a)	46,450	225,747
	TXU Corp.	33,575	2,789,747
	Independent Power Producers & Energy Traders Total		10,059,911
Multi-Utilities – 0.5%
	CMS Energy Corp. (a)	30,575	460,460
	Dominion Resources, Inc.	47,675	3,498,868
	Public Service Enterprise Group, Inc.	33,450	2,034,429
	Sempra Energy	33,500	1,383,885
	Multi-Utilities Total		7,377,642
	UTILITIES TOTAL		52,887,135
	Total Common Stocks (cost of $1,286,227,443)		1,524,078,044

17

		Par ($)
Short-Term Obligation – 1.4%
	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/05 due 07/01/05 at 3.100%, collateralized by FHLB Bond maturing 06/03/09, market value of $22,368,568 (repurchase proceeds $21,929,888)	21,928,000	21,928,000

	Total Short-Term Obligation (cost of $21,928,000)		21,928,000

	Total Investments – 99.7% (cost of $1,308,155,443)(d)(e)		1,546,006,044

	Other Assets & Liabilities, Net – 0.3%		4,832,590

	Net Assets – 100.0%		1,550,838,634

Notes to Investment Portfolio:

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)	Non-income producing security.

(b)	Investments in Affiliates as of June 30, 2005: Security Name: Bank of America Corp., effective April 1, 2004, the parent company of the Investment Advisor.

	Shares as of 04/01/05:	557,850
	Shares purchased:	9,200
	Shares sold:	(4,200)
	Shares as of 06/30/05:	562,850
	Net realized loss:	$(59)

(c)	A portion of the security with a market value of $3,298,870 is pledged as collateral for open futures contracts.

(d)	Cost for federal income tax purposes is $1,308,155,443.

(e)	Unrealized appreciation and depreciation at June 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$506,164,230	$(268,313,629)	$237,850,601

18

At June 30, 2005, the Fund held the following open long futures contracts:

Type	Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
S&P 500 Futures	81	$25,105,500	$25,182,122	Sep-2005	$(76,622)

Acronym	Name

REIT	Real Estate Investment Trust

19

INVESTMENT PORTFOLIO
June 30, 2005 (Unaudited)	Nations LargeCap Enhanced Core Fund

		Shares	Value ($)*
Common Stocks – 96.5%
CONSUMER DISCRETIONARY – 11.2%
Auto Components – 0.0%
	Johnson Controls, Inc.	1,200	67,596
	Auto Components Total		67,596
Automobiles – 0.4%
	Harley-Davidson, Inc.	33,500	1,661,600
	Automobiles Total		1,661,600
Distributors – 0.1%
	Genuine Parts Co.	4,700	193,123
	Distributors Total		193,123
Diversified Consumer Services – 0.7%
	H&R Block, Inc.	41,700	2,433,195
	Diversified Consumer Services Total		2,433,195
Hotels, Restaurants & Leisure – 1.9%
	Carnival Corp.	27,200	1,483,760
	Darden Restaurants, Inc.	54,900	1,810,602
	Hilton Hotels Corp.	14,700	350,595
	International Game Technology Inc.	26,200	737,530
	McDonald’s Corp.	99,800	2,769,450
	Yum! Brands, Inc.	200	10,416
	Hotels, Restaurants & Leisure Total		7,162,353
Household Durables – 0.9%
	KB Home	3,200	243,936
	Pulte Homes, Inc.	34,400	2,898,200
	Household Durables Total		3,142,136
Internet & Catalog Retail – 0.2%
	eBay, Inc. (a)	18,100	597,481
	Internet & Catalog Retail Total		597,481
Media – 2.3%
	Gannett Co., Inc.	19,300	1,372,809
	Knight-Ridder, Inc.	300	18,402
	McGraw-Hill Companies, Inc.	28,500	1,261,125
	Omnicom Group	11,500	918,390
	Time Warner, Inc.	117,200	1,958,412
	Viacom, Inc., Class B	65,700	2,103,714
	Walt Disney Co.	25,700	647,126
	Media Total		8,279,978
Multiline Retail – 1.4%
	Dillard’s, Inc., Class A	9,500	222,490
	Dollar General Corp.	28,400	578,224
	Family Dollar Stores, Inc.	7,919	206,686

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Multiline Retail – (continued)
	Federated Department Stores, Inc.	15,800	1,157,824
	J.C. Penney Co., Inc.	13,900	730,862
	Nordstrom, Inc.	6,900	468,993
	Sears Holdings Corp. (a)	1,700	254,779
	Target Corp.	28,600	1,556,126
	Multiline Retail Total		5,175,984
Specialty Retail – 3.2%
	Autonation, Inc. (a)	37,000	759,240
	AutoZone, Inc. (a)	1,400	129,444
	Circuit City Stores, Inc.	15,400	266,266
	Gap, Inc.	75,200	1,485,200
	Home Depot, Inc.	86,800	3,376,520
	Limited Brands	74,109	1,587,415
	Lowe’s Companies, Inc.	300	17,466
	RadioShack Corp.	6,900	159,873
	Sherwin-Williams Co.	4,100	193,069
	Staples, Inc.	24,700	526,604
	TJX Companies, Inc.	64,900	1,580,315
	Toys “R” Us, Inc. (a)	66,100	1,750,328
	Specialty Retail Total		11,831,740
Textiles, Apparel & Luxury Goods – 0.1%
	Jones Apparel Group, Inc.	13,700	425,248
	Textiles, Apparel & Luxury Goods Total		425,248
	CONSUMER DISCRETIONARY TOTAL		40,970,434
CONSUMER STAPLES – 9.6%
Beverages – 1.7%
	Coca-Cola Co.	79,900	3,335,825
	Molson Coors Brewing Co., Class B	700	43,400
	PepsiCo, Inc.	54,600	2,944,578
	Beverages Total		6,323,803
Food & Staples Retailing – 2.5%
	Albertson’s, Inc.	86,500	1,788,820
	Kroger Co. (a)	65,700	1,250,271
	SUPERVALU, Inc.	13,400	436,974
	Sysco Corp.	20,800	752,752
	Wal-Mart Stores, Inc.	96,700	4,660,940
	Food & Staples Retailing Total		8,889,757
Food Products – 1.5%
	Archer-Daniels-Midland Co.	99,100	2,118,758

2

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – (continued)
	Campbell Soup Co.	9,100	280,007
	ConAgra Foods, Inc.	54,000	1,250,640
	Hershey Foods Corp.	200	12,420
	Kellogg Co.	11,100	493,284
	McCormick & Co., Inc.	4,600	150,328
	Sara Lee Corp.	57,200	1,133,132
	Food Products Total		5,438,569
Household Products – 1.4%
	Clorox Co.	3,900	217,308
	Kimberly-Clark Corp.	15,400	963,886
	Procter & Gamble Co.	76,000	4,009,000
	Household Products Total		5,190,194
Personal Products – 1.0%
	Avon Products, Inc.	34,400	1,302,040
	Gillette Co.	46,800	2,369,484
	Personal Products Total		3,671,524
Tobacco – 1.5%
	Altria Group, Inc.	62,900	4,067,114
	Reynolds American, Inc.	19,000	1,497,200
	Tobacco Total		5,564,314
	CONSUMER STAPLES TOTAL		35,078,161
ENERGY – 8.3%
Oil, Gas & Consumable Fuels – 8.3%
	Amerada Hess Corp.	20,000	2,130,200
	Anadarko Petroleum Corp.	6,900	566,835
	Apache Corp.	1,000	64,600
	Burlington Resources, Inc.	2,400	132,576
	ChevronTexaco Corp.	73,400	4,104,528
	ConocoPhillips	69,400	3,989,806
	Devon Energy Corp.	24,200	1,226,456
	Exxon Mobil Corp.	221,400	12,723,858
	Occidental Petroleum Corp.	14,800	1,138,564
	Sunoco, Inc.	12,900	1,466,472
	Valero Energy Corp.	36,200	2,863,782
	Oil, Gas & Consumable Fuels Total		30,407,677
	ENERGY TOTAL		30,407,677
FINANCIALS – 19.2%
Capital Markets – 4.0%
	Bank of New York Co., Inc.	31,000	892,180
	Bear Stearns Companies, Inc.	4,100	426,154

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
	Charles Schwab Corp.	400	4,512
	Franklin Resources, Inc.	12,400	954,552
	Goldman Sachs Group, Inc.	17,800	1,815,956
	Lehman Brothers Holdings, Inc.	30,100	2,988,328
	Mellon Financial Corp.	47,800	1,371,382
	Merrill Lynch & Co., Inc.	46,100	2,535,961
	Morgan Stanley	26,700	1,400,949
	Northern Trust Corp.	9,200	419,428
	State Street Corp.	35,600	1,717,700
	Capital Markets Total		14,527,102
Commercial Banks – 3.7%
	AmSouth Bancorp	2,700	70,200
	BB&T Corp.	7,500	299,775
	Comerica, Inc.	10,000	578,000
	KeyCorp	43,700	1,448,655
	National City Corp.	50,900	1,736,708
	SunTrust Banks, Inc.	4,700	339,528
	U.S. Bancorp	95,500	2,788,600
	Wachovia Corp.	50,700	2,514,720
	Wells Fargo & Co.	60,800	3,744,064
	Zions Bancorporation	2,100	154,413
	Commercial Banks Total		13,674,663
Consumer Finance – 1.4%
	American Express Co.	32,200	1,714,006
	Capital One Financial Corp.	22,900	1,832,229
	MBNA Corp.	48,800	1,276,608
	Providian Financial Corp. (a)	22,400	394,912
	Consumer Finance Total		5,217,755
Diversified Financial Services – 3.7%
	CIT Group, Inc.	12,100	519,937
	Citigroup, Inc.	170,400	7,877,592
	Instinet Group, Inc. (a)	137,530	720,657
	JPMorgan Chase & Co.	94,700	3,344,804
	Principal Financial Group, Inc.	26,500	1,110,350
	Diversified Financial Services Total		13,573,340
Insurance – 4.1%
	Ace Ltd.	13,900	623,415
	Allstate Corp.	32,500	1,941,875
	Ambac Financial Group, Inc.	3,100	216,256

4

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	American International Group, Inc.	55,500	3,224,550
	Chubb Corp.	500	42,805
	Hartford Financial Services Group, Inc.	23,400	1,749,852
	Loews Corp.	3,300	255,750
	MBIA, Inc.	5,600	332,136
	MetLife, Inc.	73,100	3,285,114
	Progressive Corp.	5,500	543,455
	Prudential Financial, Inc.	21,700	1,424,822
	SAFECO Corp.	16,700	907,478
	UnumProvident Corp.	19,200	351,744
	Insurance Total		14,899,252
Real Estate – 0.5%
	Archstone-Smith Trust, REIT	7,000	270,340
	Plum Creek Timber Co., Inc., REIT	24,400	885,720
	ProLogis Trust, REIT	16,200	651,888
	Real Estate Total		1,807,948
Thrifts & Mortgage Finance – 1.8%
	Countrywide Financial Corp.	16,400	633,204
	Fannie Mae	28,800	1,681,920
	Freddie Mac	20,800	1,356,784
	Golden West Financial Corp.	3,800	244,644
	Washington Mutual, Inc.	64,200	2,612,298
	Thrifts & Mortgage Finance Total		6,528,850
	FINANCIALS TOTAL		70,228,910
HEALTH CARE – 12.6%
Biotechnology – 1.7%
	Amgen, Inc. (a)	68,800	4,159,648
	Applera Corp. - Applied Biosystems Group	18,300	359,961
	Biogen Idec, Inc. (a)	4,900	168,805
	Gilead Sciences, Inc. (a)	35,500	1,561,645
	Biotechnology Total		6,250,059
Health Care Equipment & Supplies – 1.8%
	Bausch & Lomb, Inc.	2,100	174,300
	Baxter International, Inc.	35,200	1,305,920
	Becton, Dickinson & Co.	17,000	891,990
	Boston Scientific Corp. (a)	82,500	2,227,500
	Medtronic, Inc.	16,100	833,819
	PerkinElmer, Inc.	37,000	699,300
	Thermo Electron Corp. (a)	16,500	443,355
	Health Care Equipment & Supplies Total		6,576,184

5

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – 2.5%
	Aetna, Inc.	13,300	1,101,506
	AmerisourceBergen Corp.	19,000	1,313,850
	Cardinal Health, Inc.	14,300	823,394
	Caremark Rx, Inc. (a)	33,300	1,482,516
	CIGNA Corp.	6,800	727,804
	Laboratory Corp. of America Holdings (a)	2,200	109,780
	McKesson Corp.	17,300	774,867
	Medco Health Solutions, Inc. (a)	2,400	128,064
	Quest Diagnostics, Inc.	23,400	1,246,518
	UnitedHealth Group, Inc.	26,900	1,402,566
	Health Care Providers & Services Total		9,110,865
Pharmaceuticals – 6.6%
	Abbott Laboratories	56,200	2,754,362
	Bristol-Myers Squibb Co.	38,500	961,730
	Forest Laboratories, Inc. (a)	33,900	1,317,015
	Johnson & Johnson	108,800	7,072,000
	King Pharmaceuticals, Inc. (a)	7,600	79,192
	Merck & Co., Inc.	96,700	2,978,360
	Pfizer, Inc.	248,000	6,839,840
	Wyeth	48,000	2,136,000
	Pharmaceuticals Total		24,138,499
	HEALTH CARE TOTAL		46,075,607
INDUSTRIALS – 10.3%
Aerospace & Defense – 2.0%
	Boeing Co.	7,800	514,800
	Honeywell International, Inc.	38,400	1,406,592
	L-3 Communications Holdings, Inc.	2,500	191,450
	Lockheed Martin Corp.	36,700	2,380,729
	Northrop Grumman Corp.	13,500	745,875
	Raytheon Co.	12,200	477,264
	United Technologies Corp.	32,000	1,643,200
	Aerospace & Defense Total		7,359,910
Air Freight & Logistics – 1.1%
	FedEx Corp.	23,100	1,871,331
	United Parcel Service, Inc., Class B	30,500	2,109,380
	Air Freight & Logistics Total		3,980,711

6

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Airlines – 0.0%
	Southwest Airlines Co.	6,500	90,545
	Airlines Total		90,545
Building Products – 0.3%
	Masco Corp.	30,300	962,328
	Building Products Total		962,328
Commercial Services & Supplies – 1.0%
	Cendant Corp.	85,500	1,912,635
	Equifax, Inc.	9,000	321,390
	Monster Worldwide, Inc. (a)	5,100	146,268
	Pitney Bowes, Inc.	17,100	744,705
	Robert Half International, Inc.	27,600	689,172
	Commercial Services & Supplies Total		3,814,170
Electrical Equipment – 0.3%
	Cooper Industries Ltd., Class A	7,200	460,080
	Emerson Electric Co.	12,500	782,875
	Electrical Equipment Total		1,242,955
Industrial Conglomerates – 3.8%
	3M Co.	28,200	2,038,860
	General Electric Co. (b)	267,400	9,265,410
	Tyco International Ltd.	90,600	2,645,520
	Industrial Conglomerates Total		13,949,790
Machinery – 1.4%
	Danaher Corp.	4,100	214,594
	Illinois Tool Works, Inc.	18,100	1,442,208
	Ingersoll-Rand Co., Ltd., Class A	34,300	2,447,305
	Navistar International Corp. (a)	17,100	547,200
	Parker Hannifin Corp.	4,300	266,643
	Machinery Total		4,917,950
Road & Rail – 0.4%
	Burlington Northern Santa Fe Corp.	14,900	701,492
	Norfolk Southern Corp.	25,000	774,000
	Road & Rail Total		1,475,492
	INDUSTRIALS TOTAL		37,793,851
INFORMATION TECHNOLOGY – 14.8%
Communications Equipment – 2.8%
	Cisco Systems, Inc. (a)	330,500	6,315,855
	Motorola, Inc.	114,300	2,087,118
	QUALCOMM, Inc.	55,600	1,835,356
	Communications Equipment Total		10,238,329

7

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – 3.5%
	Apple Computer, Inc. (a)	36,900	1,358,289
	Dell, Inc. (a)	148,000	5,847,480
	Hewlett-Packard Co.	57,300	1,347,123
	International Business Machines Corp.	50,700	3,761,940
	Lexmark International, Inc., Class A (a)	9,000	583,470
	Seagate Technology, Inc.,Escrow Shares (c)	97,200	972
	Computers & Peripherals Total		12,899,274
Internet Software & Services – 0.3%
	DoubleClick, Inc. (a)	106,900	896,891
	Yahoo!, Inc. (a)	8,800	304,920
	Internet Software & Services Total		1,201,811
IT Services – 0.3%
	Computer Sciences Corp. (a)	3,000	131,100
	First Data Corp.	1	40
	SunGard Data Systems, Inc. (a)	25,200	886,284
	IT Services Total		1,017,424
Semiconductors & Semiconductor Equipment – 3.6%
	Altera Corp. (a)	16,800	332,976
	Intel Corp.	291,300	7,591,278
	Linear Technology Corp.	26,400	968,616
	Texas Instruments, Inc.	147,800	4,148,746
	Semiconductors & Semiconductor Equipment Total		13,041,616
Software – 4.3%
	Adobe Systems, Inc.	8,600	246,132
	Autodesk, Inc. (a)	49,100	1,687,567
	Citrix Systems, Inc. (a)	36,700	794,922
	Intuit, Inc. (a)	6,600	297,726
	Microsoft Corp. (b)	295,300	7,335,252
	Oracle Corp. (a)	415,100	5,479,320
	Symantec Corp. (a)	3,500	76,090
	Software Total		15,917,009
	INFORMATION TECHNOLOGY TOTAL		54,315,463
MATERIALS – 2.8%
Chemicals – 1.5%
	Dow Chemical Co.	33,300	1,482,849
	E.I. du Pont de Nemours & Co.	15,100	649,451
	Eastman Chemical Co.	11,800	650,770

8

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
	Monsanto Co.	20,400	1,282,548
	PPG Industries, Inc.	19,200	1,204,992
	Chemicals Total		5,270,610
Containers & Packaging – 0.1%
	Pactiv Corp. (a)	22,500	485,550
	Containers & Packaging Total		485,550
Metals & Mining – 0.6%
	Nucor Corp.	17,500	798,350
	Phelps Dodge Corp.	2,700	249,750
	United States Steel Corp.	29,800	1,024,226
	Metals & Mining Total		2,072,326
Paper & Forest Products – 0.6%
	Georgia-Pacific Corp.	52,100	1,656,780
	Louisiana-Pacific Corp.	25,500	626,790
	Paper & Forest Products Total		2,283,570
	MATERIALS TOTAL		10,112,056
TELECOMMUNICATION SERVICES – 4.3%
Diversified Telecommunication Services – 4.0%
	AT&T Corp.	68,600	1,306,144
	BellSouth Corp.	40,100	1,065,457
	CenturyTel, Inc.	31,700	1,097,771
	SBC Communications, Inc.	69,000	1,638,750
	Verizon Communications, Inc.	269,800	9,321,590
	Diversified Telecommunication Services Total		14,429,712
Wireless Telecommunication Services – 0.3%
	Nextel Communications, Inc., Class A (a)	35,300	1,140,543
	Wireless Telecommunication Services Total		1,140,543
	TELECOMMUNICATION SERVICES TOTAL		15,570,255
UTILITIES – 3.4%
Diversified Telecommunication Services – 0.2%
	MCI, Inc.	33,900	871,569
	Diversified Telecommunication Services Total		871,569
Electric Utilities – 2.2%
	American Electric Power Co., Inc.	9,600	353,952
	CenterPoint Energy, Inc.	104,500	1,380,445
	Edison International	16,100	652,855
	Exelon Corp.	14,600	749,418
	FirstEnergy Corp.	56,200	2,703,782
	PG&E Corp.	49,400	1,854,476

9

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Electric Utilities – (continued)
	Progress Energy, Inc.	8,700	393,588
	Electric Utilities Total		8,088,516
Gas Utilities – 0.2%
	NiSource, Inc.	29,300	724,589
	Gas Utilities Total		724,589
Independent Power Producers & Energy Traders – 0.7%
	AES Corp. (a)	37,400	612,612
	Duke Energy Corp.	10,000	297,300
	TXU Corp.	19,000	1,578,710
	Independent Power Producers & Energy Traders Total		2,488,622
Multi-Utilities – 0.1%
	Sempra Energy	5,600	231,336
	Multi-Utilities Total		231,336
	UTILITIES TOTAL		12,404,632
	Total Common Stocks (cost of $301,195,405)		352,957,046
Purchased Put Options – 0.1%
	Verizon Communications Expiring on 01/06 Strike Price: 35.00	250,000	500,000
	Total Purchased Put Options (cost of $482,500)		500,000

Purchased Call Options – 0.1%
	S&P 500 Index Expiring on 12/17/05 Strike Price: 1,250.00	10,000	220,000
	Euro Swaption Expiring on 07/10/06 Strike Price: 3.75	10,000,000	177,282
	Total Purchased Call Options (cost of $456,720)		397,282

Par ($)
Short-Term Obligation – 3.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/05 due 07/01/05 at 3.100%, collateralized by a U.S. FHLMC Bond maturing 10/10/13, market value of $11,999,700 (repurchase proceeds $11,763,013)	11,762,000	11,762,000

10

Total Short-Term Obligation (cost of $11,762,000)	11,762,000

Total Investments – 99.9% (cost of $313,896,625)(d)(e)	365,616,328

Other Assets & Liabilities, Net – 0.1%	261,804

Net Assets – 100.0%	365,878,132

11

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Futures contracts are invested in for the purposes of hedging against changes in values of the Fund’s securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity markets. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

The Fund may purchase put options on stock index futures contracts, stock indices, swap contracts (“swaptions”) or equity securities for the purpose of hedging the relevant portion of their portfolio securities against an anticipated market-wide decline or against declines in the values of individual portfolio securities, and may purchase call options on such futures contracts as a hedge against a market advance when they are not fully invested. The Fund may write options on such futures contracts primarily for the purpose of terminating existing positions. The Fund may also engage these techniques for non-hedging purposes such as seeking yield enhancement.

The Fund may write covered call options and put options on securities in which it is permitted to invest from time to time in seeking to attain its objective. Call options written by the Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price. In the case of put options, the Fund is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund may also write combinations of covered puts and calls on the same underlying security. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

The Funds typically receive a premium from writing a put or call option, which would increase the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received.

The Fund may terminate an option that it has  written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

12

The Fund may engage in swap transactions such as interest rate, total return, index or currency swaps, consistent with its investment objective and policies to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on interest rate swaps is included in net realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of net assets. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund’s basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)	Non-income producing security.

(b)	A portion of this security with a market value of $5,475,150 is pledged as collateral for open futures contracts and written options.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(d)	Cost for federal income tax purposes is $313,896,625.

(e)	Unrealized appreciation and depreciation at June 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$58,575,874	$(6,856,171)	$51,719,703

Acronym	Name
REIT	Real Estate Investment Trust

Contracts		Value
	Written options
	Call options:
(75)	S&P 500 Index Strike price 1,200.00 Expires 12/05	$(320,250)
(200)	S&P 500 Index Strike price 1,300.00 Expires 12/05	(134,000)

	Total written options (premium $(798,750))	$(454,250)

13

At June 30, 2005, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
S&P 500 Index	90	$27,942,582	$27,795,375	Sep-2005	$(147,207)

At June 30, 2005, the Fund held the following open swap contracts:

Description	Notional Amount (000)	Payments made by the Fund	Payments received by the fund	Unrealized appreciation/ (depreciation)

Variance Swaps:
Contract with Citigroup, Effective July 24, 2003,		Notional amount x (SPX Corp. Index)	Notional amount x (SPX Corp. Index)
expiring July 22, 2005	16,826,900	Max (0, Vol^2-Strike^2)	Max (0, Strike^2-Vol^2)	$514,449

Contract with Deutsche Bank, Effective January 31, 2005,		Notional amount x (Eurostoxx 50 Index)	Notional amount x (Eurostoxx 50 Index)
expiring December 16, 2005	6,035,849	Max (0, Strike^2-Vol^2)	Max (0, Vol^2-Strike^2)	(92,445)

Contract with Deutsche Bank, Effective April 15, 2005,		Notional amount x (Hewlett Packard)	Notional amount x (Hewlett Packard)
expiring November 18, 2005	4,208,754	Max (0, Strike^2-Vol^2)	Max (0, Vol^2-Strike^2)	(113,485)

Contract with Deutsche Bank, Effective July 24, 2003,		Notional amount x (NDX Index)	Notional amount x (NDX Index)
expiring July 22, 2005	8,665,511	Max (0, Strike^2-Vol^2)	Max (0, Vol^2-Strike^2)	(429,913)

Contract with Deutsche Bank, Effective January 31, 2005,		Notional amount x (SPX Corp. Index)	Notional amount x (SPX Corp. Index)
expiring December 16, 2005	9,929,078	Max (0, Strike^2-Vol^2)	Max (0, Vol^2-Strike^2)	40,630

Contract with Deutsche Bank, Effective April 15, 2005,		Notional amount x (SPX Corp. Index)	Notional amount x (SPX Corp. Index)
expiring November 18, 2005	14,465,408	Max (0, Strike^2-Vol^2)	Max (0, Vol^2-Strike^2)	133,631

Interest Rate Swaps:
Contract with IXIS Financial, Effective December 8, 2005,
expiring November 8, 2005	5,000,000	4.74% -vs- 3 Month LIBOR	3 Month LIBOR -vs-4.74%	3,146

Contract with IXIS Financial, Effective December 8, 2005,
expiring November 8, 2005	42,000,000	4.07% -vs- 3 Month LIBOR	Month LIBOR -vs- 4.07%	71,804

Total unrealized appreciation				$127,817

14

INVESTMENT PORTFOLIO
June 30, 2005 (Unaudited)	Nations SmallCap Index Fund

		Shares	Value ($)*
Common Stocks – 99.5%
CONSUMER DISCRETIONARY – 17.7%
Auto Components – 0.2%
	Midas, Inc. (a)	31,400	722,200
	Standard Motor Products, Inc.	31,500	415,800
	Superior Industries International, Inc.	51,200	1,213,440
	Auto Components Total		2,351,440
Automobiles – 0.4%
	Coachmen Industries, Inc.	31,400	393,442
	Fleetwood Enterprises, Inc. (a)	116,200	1,179,430
	Monaco Coach Corp.	61,700	1,060,623
	Winnebago Industries, Inc.	63,600	2,082,900
	Automobiles Total		4,716,395
Distributors – 0.3%
	Audiovox Corp., Class A (a)	44,000	682,000
	Building Material Holding Corp.	29,100	2,016,339
	Distributors Total		2,698,339
Hotels, Restaurants & Leisure – 3.9%
	Argosy Gaming Co. (a)	58,800	2,740,668
	Aztar Corp. (a)	72,800	2,493,400
	Bally Total Fitness Holding Corp. (a)	71,200	230,688
	CEC Entertainment, Inc. (a)	73,450	3,091,510
	IHOP Corp.	41,900	1,818,041
	Jack in the Box, Inc. (a)	73,500	2,787,120
	Landry’s Restaurants, Inc.	42,600	1,281,834
	Lone Star Steakhouse & Saloon	40,300	1,225,523
	Marcus Corp.	57,700	1,224,394
	Multimedia Games, Inc. (a)	57,300	630,873
	O’Charleys, Inc. (a)	46,500	821,190
	P.F. Chang’s China Bistro, Inc. (a)	54,700	3,226,206
	Panera Bread Co. (a)	64,400	3,998,274
	Papa John’s International, Inc. (a)	29,800	1,191,106
	Pinnacle Entertainment, Inc. (a)	84,700	1,656,732
	RARE Hospitality International, Inc. (a)	71,700	2,184,699
	Ryan’s Restaurant Group, Inc. (a)	87,800	1,230,078
	Shuffle Master, Inc. (a)	73,550	2,061,607
	Sonic Corp. (a)	126,200	3,852,886
	Steak n Shake Co. (a)	58,100	1,081,822
	Triarc Companies, Inc.	118,300	1,757,938
	WMS Industries, Inc. (a)	55,000	1,856,250
	Hotels, Restaurants & Leisure Total		42,442,839

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Household Durables – 3.2%
	Applica, Inc. (a)	46,900	151,487
	Bassett Furniture Industries, Inc.	23,100	435,666
	Champion Enterprises, Inc. (a)	158,200	1,572,508
	Department 56, Inc. (a)	28,800	295,200
	Enesco Group, Inc. (a)	30,600	91,494
	Ethan Allen Interiors, Inc.	73,000	2,446,230
	Fedders Corp.	56,700	124,740
	Interface, Inc., Class A (a)	103,900	836,395
	La-Z-Boy, Inc.	109,100	1,589,587
	Libbey, Inc.	28,900	456,909
	M.D.C. Holdings, Inc.	79,532	6,541,507
	Meritage Corp. (a)	50,900	4,046,550
	National Presto Industries, Inc.	12,100	533,247
	NVR, Inc. (a)	11,300	9,153,000
	Russ Berrie & Co., Inc.	35,300	452,193
	Skyline Corp.	16,000	638,880
	Standard Pacific Corp.	70,900	6,235,655
	Household Durables Total		35,601,248
Internet & Catalog Retail – 0.2%
	Insight Enterprises, Inc. (a)	101,200	2,042,216
	J Jill Group, Inc. (a)	39,600	544,500
	Internet & Catalog Retail Total		2,586,716
Leisure Equipment & Products – 1.3%
	Action Performance Companies, Inc.	38,800	342,216
	Arctic Cat, Inc.	32,900	675,437
	JAKKS Pacific, Inc. (a)	55,800	1,071,918
	K2, Inc. (a)	99,400	1,260,392
	Meade Instruments Corp. (a)	35,100	97,929
	Nautilus Group, Inc.	66,100	1,883,850
	Polaris Industries, Inc.	89,000	4,806,000
	SCP Pool Corp.	109,750	3,851,127
	Sturm Ruger & Co., Inc.	50,600	423,522
	Leisure Equipment & Products Total		14,412,391
Media – 0.6%
	4Kids Entertainment, Inc. (a)	27,900	554,652
	ADVO, Inc.	65,350	2,081,398
	Arbitron, Inc.	65,700	2,818,530

2

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Media – (continued)
	Thomas Nelson, Inc.	27,300	594,048
	Media Total		6,048,628
Multiline Retail – 0.3%
	Fred’s, Inc.	83,250	1,380,285
	ShopKo Stores, Inc. (a)	63,000	1,531,530
	Multiline Retail Total		2,911,815
Specialty Retail – 5.3%
	Aaron Rents, Inc.	92,650	2,306,058
	Burlington Coat Factory Warehouse Corp.	66,400	2,831,296
	Cato Corp., Class A	65,550	1,353,607
	Children’s Place Retail Stores, Inc. (a)	44,100	2,058,147
	Christopher & Banks Corp.	74,800	1,365,848
	Cost Plus, Inc. (a)	46,000	1,147,240
	Dress Barn, Inc. (a)	54,400	1,231,072
	Electronics Boutique Holdings Corp. (a)	38,000	2,412,620
	Finish Line, Inc., Class A (a)	97,200	1,839,024
	GameStop Corp., Class B (a)	107,900	3,226,210
	Genesco, Inc. (a)	47,400	1,758,066
	Goody’s Family Clothing, Inc.	55,100	406,363
	Group 1 Automotive, Inc. (a)	49,500	1,189,980
	Guitar Center, Inc. (a)	54,100	3,157,817
	Gymboree Corp. (a)	65,200	890,632
	Hancock Fabrics, Inc.	40,100	266,264
	Haverty Furniture Companies, Inc.	47,500	702,050
	Hibbett Sporting Goods, Inc. (a)	49,700	1,880,648
	Hot Topic, Inc. (a)	93,900	1,795,368
	Jo-Ann Stores, Inc. (a)	48,250	1,273,318
	Linens ‘N Things, Inc. (a)	94,600	2,238,236
	Men’s Wearhouse, Inc. (a)	107,450	3,699,503
	Movie Gallery, Inc.	60,000	1,585,800
	Pep Boys-Manny, Moe & Jack, Inc.	116,200	1,573,348
	Select Comfort Corp. (a)	75,400	1,615,822
	Sonic Automotive, Inc.	75,000	1,594,500
	Stage Stores, Inc. (a)	37,900	1,652,440
	Stein Mart, Inc.	72,400	1,592,800
	TBC Corp. (a)	46,900	1,272,397
	Too, Inc. (a)	69,300	1,619,541
	Tractor Supply Co. (a)	74,800	3,672,680

3

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
	Zale Corp. (a)	107,000	3,390,830
	Specialty Retail Total		58,599,525
Textiles, Apparel & Luxury Goods – 2.0%
	Ashworth, Inc. (a)	29,100	262,191
	Brown Shoe Co., Inc.	38,300	1,499,445
	Fossil, Inc. (a)	117,550	2,668,385
	Haggar Corp.	13,200	268,620
	K-Swiss, Inc.	62,700	2,027,718
	Kellwood Co.	58,100	1,562,890
	Oshkosh B’Gosh, Inc., Class A	24,700	641,953
	Oxford Industries, Inc.	32,100	1,381,905
	Phillips-Van Heusen Corp.	66,500	2,173,885
	Quiksilver, Inc. (a)	244,500	3,907,110
	Russell Corp.	68,800	1,406,960
	Stride Rite Corp.	75,700	1,043,903
	Wolverine World Wide, Inc.	121,000	2,905,210
	Textiles, Apparel & Luxury Goods Total		21,750,175
	CONSUMER DISCRETIONARY TOTAL		194,119,511
CONSUMER STAPLES – 3.7%
Food & Staples Retailing – 1.2%
	Casey’s General Stores, Inc.	104,900	2,079,118
	Great Atlantic & Pacific Tea Co., Inc. (a)	58,800	1,708,728
	Longs Drug Stores Corp.	68,100	2,931,705
	Nash Finch Co.	26,700	980,958
	Performance Food Group Co. (a)	98,200	2,966,622
	United Natural Foods, Inc. (a)	81,500	2,475,155
	Food & Staples Retailing Total		13,142,286
Food Products – 1.7%
	American Italian Pasta Co., Inc.	38,500	809,270
	Corn Products International, Inc.	157,200	3,735,072
	Delta & Pine Land Co.	75,400	1,889,524
	Flowers Foods, Inc.	77,200	2,729,792
	Hain Celestial Group, Inc. (a)	69,700	1,359,150
	J & J Snack Foods Corp.	16,500	863,775
	Lance, Inc.	59,200	1,018,832
	Peet’s Coffee & Tea, Inc. (a)	25,400	839,216
	Ralcorp Holdings, Inc. (a)	62,000	2,551,300
	Sanderson Farms, Inc.	32,800	1,490,432

4

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – (continued)
	TreeHouse Foods, Inc. (a)	62,900	1,793,279
	Food Products Total		19,079,642
Household Products – 0.4%
	Spectrum Brands, Inc. (a)	91,200	3,009,600
	WD-40 Co.	34,900	974,757
	Household Products Total		3,984,357
Personal Products – 0.3%
	Natures Sunshine Products, Inc.	28,000	488,320
	NBTY, Inc. (a)	127,800	3,315,132
	Personal Products Total		3,803,452
Tobacco – 0.1%
	Alliance One International, Inc.	182,700	1,098,027
	Tobacco Total		1,098,027
	CONSUMER STAPLES TOTAL		41,107,764
ENERGY – 7.3%
Energy Equipment & Services – 3.0%
	Atwood Oceanics, Inc. (a)	28,400	1,748,304
	Cal Dive International, Inc. (a)	80,900	4,236,733
	CARBO Ceramics, Inc.	30,100	2,376,696
	Dril-Quip, Inc. (a)	25,200	731,052
	Hydril Co. (a)	45,100	2,451,185
	Input/Output, Inc. (a)	141,500	888,620
	Lone Star Technologies, Inc. (a)	62,400	2,839,200
	Maverick Tube Corp. (a)	89,700	2,673,060
	Oceaneering International, Inc. (a)	54,300	2,098,695
	Offshore Logistics, Inc. (a)	48,700	1,599,308
	SEACOR Holdings, Inc. (a)	51,800	3,330,740
	Tetra Technologies, Inc. (a)	47,250	1,504,913
	Unit Corp. (a)	87,200	3,837,672
	VERITAS DGC, Inc. (a)	70,800	1,963,992
	W-H Energy Services, Inc. (a)	58,400	1,455,912
	Energy Equipment & Services Total		33,736,082
Oil, Gas & Consumable Fuels – 4.3%
	Cabot Oil & Gas Corp., Class A	102,250	3,548,075
	Cimarex Energy Co. (a)	169,900	6,610,809
	Frontier Oil Corp.	114,600	3,363,510
	Massey Energy Co.	160,500	6,054,060
	Penn Virginia Corp.	38,700	1,728,729
	Petroleum Development Corp. (a)	34,700	1,105,195
	Remington Oil & Gas Corp. (a)	53,600	1,913,520

5

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Southwestern Energy Co. (a)	152,500	7,164,450
	Spinnaker Exploration Co. (a)	64,000	2,271,360
	St. Mary Land & Exploration Co.	119,700	3,468,906
	Stone Energy Corp. (a)	53,400	2,611,260
	Swift Energy Co. (a)	59,200	2,120,544
	Vintage Petroleum, Inc.	127,100	3,872,737
	World Fuel Services Corp.	47,800	1,118,998
	Oil, Gas & Consumable Fuels Total		46,952,153
	ENERGY TOTAL		80,688,235
FINANCIALS – 15.2%
Capital Markets – 0.3%
	Investment Technology Group, Inc. (a)	87,900	1,847,658
	Piper Jaffray Companies, Inc. (a)	42,900	1,305,447
	SWS Group, Inc.	33,500	575,530
	Capital Markets Total		3,728,635
Commercial Banks – 5.5%
	Amegy Bancorp, Inc.	146,700	3,283,146
	Boston Private Financial Holdings, Inc.	58,600	1,476,720
	Central Pacific Financial Corp.	63,500	2,260,600
	Chittenden Corp.	97,025	2,639,080
	Community Bank System, Inc.	63,500	1,548,765
	East-West Bancorp, Inc.	110,100	3,698,259
	First Bancorp Puerto Rico	80,250	3,222,037
	First Midwest Bancorp, Inc.	95,500	3,358,735
	First Republic Bank	50,550	1,785,932
	Gold Banc Corp., Inc.	81,900	1,191,645
	Hudson United BanCorp (b)	93,600	3,378,960
	Irwin Financial Corp.	48,300	1,071,777
	Nara Bancorp, Inc.	48,800	716,384
	PrivateBancorp, Inc.	39,300	1,390,434
	Provident Bankshares Corp.	68,900	2,198,599
	Republic Bancorp, Inc.	146,516	2,194,810
	South Financial Group, Inc.	155,700	4,424,994
	Sterling Bancshares, Inc.	94,600	1,471,976
	Susquehanna Bancshares, Inc.	97,500	2,397,525
	TrustCo Bank Corp.	157,300	2,054,338
	UCBH Holdings, Inc.	191,300	3,106,712
	Umpqua Holdings Corp.	92,900	2,186,866
	United Bankshares, Inc.	81,300	2,895,093

6

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	Whitney Holding Corp.	131,550	4,292,476
	Wintrust Financial Corp. (a)	49,100	2,570,385
	Commercial Banks Total		60,816,248
Consumer Finance – 0.3%
	Cash America International, Inc.	61,300	1,233,356
	Rewards Network, Inc. (a)	44,800	241,920
	World Acceptance Corp. (a)	39,100	1,174,955
	Consumer Finance Total		2,650,231
Diversified Financial Services – 0.1%
	Financial Federal Corp.	36,500	1,410,360
	Diversified Financial Services Total		1,410,360
Insurance – 2.6%
	Delphi Financial Group, Inc., Class A	62,700	2,768,205
	Hilb Rogal & Hobbs Co.	74,500	2,562,800
	Infinity Property & Casualty Corp.	43,300	1,510,304
	LandAmerica Financial Group, Inc.	37,800	2,244,186
	Philadelphia Consolidated Holding Co. (a)	43,600	3,695,536
	Presidential Life Corp.	53,400	913,674
	ProAssurance Corp. (a)	61,200	2,555,712
	RLI Corp.	48,400	2,158,640
	SCPIE Holdings, Inc. (a)	20,700	235,773
	Selective Insurance Group, Inc.	59,300	2,938,315
	Stewart Information Services Corp. (a)	37,900	1,591,800
	UICI (a)	84,900	2,527,473
	Zenith National Insurance Corp.	46,500	3,155,490
	Insurance Total		28,857,908
Real Estate – 4.0%
	Acadia Realty Trust, REIT	65,600	1,223,440
	Capital Automotive, REIT	88,800	3,389,496
	Colonial Properties Trust	82,600	3,634,400
	Commercial Net Lease Realty, Inc., REIT	109,100	2,233,277
	CRT Properties, Inc.	66,500	1,815,450
	EastGroup Properties, Inc., REIT	46,000	1,937,060
	Entertainment Properties Trust, REIT	53,500	2,461,000
	Essex Property Trust, Inc., REIT	48,200	4,003,492
	Gables Residential Trust	61,200	2,645,676
	Glenborough Realty Trust, Inc.	75,400	1,552,486
	Kilroy Realty Corp., REIT	60,400	2,868,396
	Lexington Corporate Properties Trust	102,800	2,499,068

7

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – (continued)
	New Century Financial Corp.	108,350	5,574,608
	Parkway Properties, Inc., REIT	29,400	1,470,294
	Shurgard Storage Centers, Inc., Class A, REIT	97,500	4,481,100
	Sovran Self Storage, Inc., REIT	33,800	1,536,548
	Real Estate Total		43,325,791
Thrifts & Mortgage Finance – 2.4%
	Anchor BanCorp Wisconsin, Inc.	43,700	1,322,362
	BankAtlantic Bancorp, Inc., Class A	111,400	2,111,030
	BankUnited Financial Corp.	58,800	1,589,952
	Brookline Bancorp, Inc.	128,900	2,095,914
	Commercial Federal Corp.	80,000	2,694,400
	Dime Community Bancshares	70,000	1,064,000
	Downey Financial Corp.	49,500	3,623,400
	FirstFed Financial Corp. (a)	34,600	2,062,506
	Flagstar BanCorp, Inc.	98,600	1,866,498
	Fremont General Corp.	149,700	3,642,201
	MAF Bancorp, Inc.	64,100	2,732,583
	Sterling Financial Corp.	48,250	1,804,550
	Thrifts & Mortgage Finance Total		26,609,396
	FINANCIALS TOTAL		167,398,569
HEALTH CARE – 13.1%
Biotechnology – 0.3%
	ArQule, Inc. (a)	65,500	424,440
	Enzo Biochem, Inc. (a)	62,520	1,120,983
	Regeneron Pharmaceuticals, Inc. (a)	100,900	846,551
	Savient Pharmaceuticals, Inc. (a)	127,100	560,511
	Biotechnology Total		2,952,485
Health Care Equipment & Supplies – 6.3%
	Advanced Neuromodulation Systems, Inc. (a)	41,500	1,646,720
	American Medical Systems Holdings, Inc. (a)	130,000	2,684,500
	Analogic Corp.	26,400	1,328,448
	ArthroCare Corp. (a)	50,700	1,771,458
	BioLase Technology, Inc.	48,500	306,520
	Biosite, Inc. (a)	35,300	1,941,147
	CONMED Corp. (a)	61,400	1,889,278
	Cooper Companies, Inc.	92,200	5,611,292
	Cyberonics, Inc. (a)	47,000	2,039,330

8

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
	Datascope Corp.	28,500	950,475
	Diagnostic Products Corp.	55,200	2,612,616
	Dionex Corp. (a)	40,300	1,757,483
	DJ Orthopedics, Inc. (a)	41,700	1,143,831
	Greatbatch, Inc. (a)	45,100	1,077,890
	Haemonetics Corp. (a)	55,000	2,235,200
	Hologic, Inc. (a)	45,600	1,812,600
	ICU Medical, Inc. (a)	28,900	929,713
	IDEXX Laboratories, Inc. (a)	68,100	4,244,673
	Immucor, Inc. (a)	95,025	2,750,974
	Integra LifeSciences Holdings Corp. (a)	52,200	1,524,240
	Intermagnetics General Corp. (a)	53,550	1,647,198
	Invacare Corp.	66,100	2,932,196
	Kensey Nash Corp. (a)	23,800	719,712
	Mentor Corp.	78,100	3,239,588
	Merit Medical Systems, Inc. (a)	55,600	856,796
	Osteotech, Inc. (a)	35,900	132,112
	PolyMedica Corp.	58,500	2,086,110
	Possis Medical, Inc. (a)	36,100	365,693
	ResMed, Inc. (a)	73,000	4,817,270
	Respironics, Inc. (a)	149,600	5,402,056
	SurModics, Inc. (a)	34,800	1,509,276
	Sybron Dental Specialties, Inc. (a)	83,800	3,152,556
	Theragenics Corp. (a)	66,700	214,774
	Viasys Healthcare, Inc. (a)	61,900	1,398,321
	Vital Signs, Inc.	19,300	836,076
	Health Care Equipment & Supplies Total		69,568,122
Health Care Providers & Services – 5.5%
	Accredo Health, Inc. (a)	103,650	4,705,710
	Amedisys, Inc. (a)	32,300	1,187,994
	American Healthways, Inc. (a)	69,300	2,929,311
	AMERIGROUP Corp. (a)	106,950	4,299,390
	AmSurg Corp. (a)	61,700	1,708,473
	Centene Corp. (a)	87,400	2,934,892
	Cerner Corp. (a)	69,400	4,717,118
	Chemed Corp.	52,900	2,162,552
	Cross Country Healthcare, Inc. (a)	55,300	940,100
	CryoLife, Inc. (a)	47,100	365,496
	Dendrite International, Inc. (a)	89,000	1,228,200
	Gentiva Health Services, Inc. (a)	48,800	871,568

9

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
	Hooper Holmes, Inc.	136,400	566,060
	LabOne, Inc. (a)	36,500	1,453,065
	LCA-Vision, Inc.	37,900	1,836,634
	NDC Health Corp.	75,400	1,354,938
	Odyssey Healthcare, Inc. (a)	72,150	1,040,403
	Owens & Minor, Inc.	83,000	2,685,050
	PAREXEL International Corp. (a)	54,600	1,083,810
	Pediatrix Medical Group, Inc. (a)	47,900	3,522,566
	Pharmaceutical Product Development, Inc. (a)	110,500	5,178,030
	Priority Healthcare Corp., Class B (a)	76,100	1,929,896
	RehabCare Group, Inc. (a)	35,000	935,550
	SFBC International, Inc. (a)	35,900	1,386,817
	Sierra Health Services, Inc. (a)	55,900	3,994,614
	Sunrise Senior Living, Inc. (a)	40,000	2,159,200
	United Surgical Partners International, Inc. (a)	60,300	3,140,424
	Health Care Providers & Services Total		60,317,861
Pharmaceuticals – 1.0%
	Alpharma, Inc., Class A	98,700	1,428,189
	Bradley Pharmaceuticals, Inc. (a)	31,100	334,325
	Connetics Corp. (a)	72,700	1,282,428
	Medicis Pharmaceutical Corp., Class A	113,500	3,601,355
	MGI Pharma, Inc. (a)	150,000	3,264,000
	Noven Pharmaceuticals, Inc. (a)	49,300	861,764
	Pharmaceuticals Total		10,772,061
	HEALTH CARE TOTAL		143,610,529
INDUSTRIALS – 16.1%
Aerospace & Defense – 2.6%
	AAR Corp. (a)	67,800	1,065,138
	Applied Signal Technology, Inc.	23,800	453,152
	Armor Holdings, Inc. (a)	72,200	2,859,842
	Ceradyne, Inc. (a)	51,200	1,232,384
	Cubic Corp. (a)	44,100	782,334
	Curtiss-Wright Corp.	45,200	2,438,540
	DRS Technologies, Inc.	58,000	2,974,240
	EDO Corp.	37,100	1,109,661
	Engineered Support Systems, Inc.	87,162	3,123,014
	Esterline Technologies Corp. (a)	52,600	2,108,208

10

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
	GenCorp, Inc. (a)	107,000	2,060,820
	Kaman Corp., Class A	47,700	860,508
	Mercury Computer Systems, Inc. (a)	43,800	1,198,806
	Moog, Inc., Class A (a)	76,675	2,414,496
	Teledyne Technologies, Inc. (a)	69,600	2,267,568
	Triumph Group, Inc. (a)	33,300	1,157,508
	Aerospace & Defense Total		28,106,219
Air Freight & Logistics – 0.4%
	EGL, Inc. (a)	98,200	1,995,424
	Forward Air Corp.	67,550	1,909,639
	Air Freight & Logistics Total		3,905,063
Airlines – 0.3%
	Frontier Airlines, Inc. (a)	75,300	777,849
	Mesa Air Group, Inc. (a)	62,800	421,388
	Skywest, Inc.	120,600	2,192,508
	Airlines Total		3,391,745
Building Products – 0.9%
	Apogee Enterprises, Inc.	57,200	879,164
	ElkCorp	40,000	1,142,000
	Griffon Corp. (a)	56,100	1,245,420
	Lennox International, Inc.	117,800	2,493,826
	Simpson Manufacturing Co., Inc.	88,300	2,697,565
	Universal Forest Products, Inc.	36,000	1,492,200
	Building Products Total		9,950,175
Commercial Services & Supplies – 3.9%
	ABM Industries, Inc.	93,700	1,827,150
	Administaff, Inc.	49,100	1,166,616
	Angelica Corp.	19,200	470,592
	Bowne & Co., Inc.	71,500	1,033,890
	Brady Corp., Class A	93,700	2,904,700
	CDI Corp.	32,600	714,592
	Central Parking Corp.	66,000	907,500
	Coinstar, Inc. (a)	53,100	1,204,839
	Consolidated Graphics, Inc. (a)	26,800	1,092,636
	CPI Corp.	16,400	296,020
	G&K Services, Inc., Class A	44,100	1,663,893
	Harland (John H.) Co.	57,400	2,181,200
	Healthcare Services Group, Inc.	47,300	949,784
	Heidrick & Struggles International, Inc. (a)	40,800	1,064,064
	Imagistics International, Inc. (a)	34,200	957,600

11

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
	Labor Ready, Inc. (a)	109,600	2,554,776
	Mobile Mini, Inc. (a)	30,900	1,065,432
	NCO Group, Inc. (a)	67,100	1,451,373
	On Assignment, Inc. (a)	52,900	263,442
	Pre-Paid Legal Services, Inc.	28,300	1,263,595
	PRG-Schultz International, Inc. (a)	89,900	253,518
	School Specialty, Inc. (a)	47,700	2,218,050
	Sourcecorp, Inc. (a)	32,800	650,096
	Spherion Corp. (a)	128,900	850,740
	Standard Register Co.	55,200	872,712
	Tetra Tech, Inc. (a)	118,500	1,603,305
	United Stationers, Inc. (a)	69,400	3,407,540
	Vertrue, Inc. (a)	20,500	798,680
	Viad Corp.	46,600	1,320,644
	Volt Information Sciences, Inc. (a)	24,700	586,131
	Waste Connections, Inc. (a)	97,850	3,648,826
	Watson Wyatt & Co. Holdings	68,400	1,753,092
	Commercial Services & Supplies Total		42,997,028
Construction & Engineering – 0.8%
	EMCOR Group, Inc. (a)	32,400	1,584,360
	Insituform Technologies, Inc., Class A (a)	56,100	899,283
	Shaw Group, Inc. (a)	162,200	3,488,922
	URS Corp. (a)	89,500	3,342,825
	Construction & Engineering Total		9,315,390
Industrial Conglomerates – 0.2%
	Standex International Corp.	24,300	690,363
	Tredegar Corp.	69,500	1,084,200
	Industrial Conglomerates Total		1,774,563
Machinery – 4.7%
	Albany International Corp., Class A	66,300	2,128,893
	Astec Industries, Inc. (a)	38,700	897,453
	Barnes Group, Inc.	44,600	1,476,260
	Briggs & Stratton Corp.	107,900	3,735,498
	CLARCOR, Inc.	107,700	3,150,225
	Cuno, Inc. (a)	36,100	2,578,984
	Gardner Denver, Inc. (a)	52,500	1,841,700
	IDEX Corp.	106,850	4,125,478
	JLG Industries, Inc.	106,600	2,929,368

12

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
	Kaydon Corp.	58,900	1,640,365
	Lindsay Manufacturing Co.	24,300	572,994
	Lydall, Inc. (a)	33,800	291,356
	Manitowoc Co., Inc.	62,900	2,580,158
	Milacron, Inc. (a)	92,620	175,052
	Mueller Industries, Inc.	76,500	2,073,150
	Oshkosh Truck Corp.	77,700	6,082,356
	Robbins & Myers, Inc.	27,200	585,072
	Stewart & Stevenson Services, Inc.	60,700	1,375,462
	Thomas Industries, Inc.	31,000	1,238,760
	Timken Co.	191,100	4,414,410
	Toro Co.	90,100	3,478,761
	Valmont Industries, Inc.	42,800	1,104,240
	Wabash National Corp.	65,100	1,577,373
	Watts Water Technologies, Inc., Class A	60,400	2,022,796
	Wolverine Tube, Inc. (a)	31,400	184,318
	Machinery Total		52,260,482
Marine – 0.2%
	Kirby Corp. (a)	49,400	2,227,940
	Marine Total		2,227,940
Road & Rail – 1.3%
	Arkansas Best Corp.	50,400	1,603,224
	Heartland Express, Inc.	127,051	2,468,601
	Kansas City Southern (a)	171,300	3,456,834
	Knight Transportation, Inc.	98,600	2,398,938
	Landstar System, Inc. (a)	124,900	3,761,988
	Old Dominion Freight Line, Inc. (a)	39,500	1,059,785
	Road & Rail Total		14,749,370
Trading Companies & Distributors – 0.8%
	Applied Industrial Technologies, Inc.	57,150	1,845,374
	Hughes Supply, Inc.	138,900	3,903,090
	Lawson Products, Inc.	14,500	562,890
	Watsco, Inc.	53,600	2,283,360
	Trading Companies & Distributors Total		8,594,714
	INDUSTRIALS TOTAL		177,272,689
INFORMATION TECHNOLOGY – 16.2%
Communications Equipment – 1.1%
	Bel Fuse, Inc., Class B	24,000	733,440
	Belden CDT, Inc.	98,450	2,087,140
	Black Box Corp.	36,200	1,281,480

13

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
Brooktrout, Inc. (a)	26,500	295,740
C-COR, Inc. (a)	99,800	683,630
Digi International, Inc. (a)	47,200	559,792
Ditech Communications Corp. (a)	66,900	434,181
Harmonic, Inc. (a)	152,800	738,024
Inter-Tel, Inc.	50,300	936,083
NETGEAR, Inc. (a)	46,600	866,760
Network Equipment Technologies, Inc. (a)	51,800	267,288
PC-Tel, Inc. (a)	41,300	323,379
Symmetricom, Inc. (a)	96,400	999,668
Tollgrade Communications, Inc. (a)	27,500	206,250
ViaSat, Inc. (a)	50,600	1,028,698
	Communications Equipment Total	11,441,553
Computers & Peripherals – 0.8%
Adaptec, Inc. (a)	235,200	912,576
Avid Technology, Inc. (a)	73,500	3,916,080
Hutchinson Technology, Inc. (a)	52,800	2,033,328
Pinnacle Systems, Inc. (a)	148,300	815,650
SBS Technologies, Inc. (a)	32,700	303,456
Synaptics, Inc. (a)	53,800	1,149,168
	Computers & Peripherals Total	9,130,258
Electronic Equipment & Instruments – 5.5%
A.O. Smith Corp.	51,500	1,375,565
Acuity Brands, Inc.	92,300	2,371,187
Aeroflex, Inc. (a)	156,000	1,310,400
Agilysys, Inc.	60,100	943,570
Anixter International, Inc. (a)	72,700	2,702,259
Artesyn Technologies, Inc. (a)	82,700	719,490
Baldor Electric Co.	63,800	1,551,616
BEI Technologies, Inc.	27,900	744,372
Bell Microproducts, Inc. (a)	60,600	569,640
Benchmark Electronics, Inc. (a)	87,150	2,651,103
C&D Technologies, Inc.	53,000	487,070
Checkpoint Systems, Inc. (a)	79,100	1,400,070
Cognex Corp.	92,000	2,409,480
Coherent, Inc. (a)	64,400	2,319,044
CTS Corp.	76,800	943,872
Daktronics, Inc.	36,300	726,363

14

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
	Electro Scientific Industries, Inc. (a)	59,700	1,067,436
	FLIR Systems, Inc. (a)	145,000	4,326,800
	Gerber Scientific, Inc. (a)	44,300	308,328
	Global Imaging Systems, Inc. (a)	48,600	1,548,396
	Itron, Inc. (a)	48,600	2,171,448
	Keithley Instruments, Inc.	31,800	490,038
	Littelfuse, Inc. (a)	46,900	1,306,165
	MagneTek, Inc. (a)	59,800	153,686
	Methode Electronics, Inc., Class A	76,000	902,120
	MTS Systems Corp.	41,400	1,390,212
	Park Electrochemical Corp.	39,700	1,000,440
	Paxar Corp. (a)	80,400	1,427,100
	Photon Dynamics, Inc. (a)	35,400	729,594
	Planar Systems, Inc. (a)	30,900	227,115
	RadiSys Corp. (a)	41,700	673,455
	Regal-Beloit Corp.	60,700	1,770,012
	Rogers Corp. (a)	34,400	1,394,920
	Roper Industries, Inc.	89,100	6,359,067
	ScanSource, Inc. (a)	26,500	1,137,910
	Technitrol, Inc.	84,600	1,195,398
	Trimble Navigation Ltd. (a)	110,300	4,298,391
	Vicor Corp. (a)	63,900	869,040
	Woodward Governor Co.	22,200	1,865,466
	X-Rite, Inc.	41,100	473,061
	Electronic Equipment & Instruments Total		60,310,699
Internet Software & Services – 0.8%
	Digital Insight Corp. (a)	72,900	1,743,768
	j2 Global Communications, Inc. (a)	45,600	1,570,464
	MIVA, Inc. (a)	59,000	273,760
	WebEx Communications, Inc. (a)	81,900	2,162,979
	Websense, Inc. (a)	50,000	2,402,500
	Zix Corp. (a)	62,200	194,686
	Internet Software & Services Total		8,348,157
IT Services – 1.7%
	CACI International, Inc., Class A (a)	62,600	3,953,816
	Carreker Corp. (a)	47,700	261,396
	CIBER, Inc. (a)	123,000	981,540
	eFunds Corp. (a)	94,700	1,703,653
	Global Payments, Inc.	74,900	5,078,220
	Intrado, Inc. (a)	36,900	552,024

15

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – (continued)
	iPayment, Inc. (a)	21,800	796,136
	Mantech International Corp. (a)	52,600	1,632,704
	MAXIMUS, Inc.	41,800	1,475,122
	Pegasus Solutions, Inc. (a)	40,300	449,345
	Startek, Inc.	26,900	441,698
	Talx Corp.	43,750	1,264,812
	IT Services Total		18,590,466
Semiconductors & Semiconductor Equipment – 2.8%
	Actel Corp. (a)	52,600	731,140
	Advanced Energy Industries, Inc. (a)	56,900	447,234
	ATMI, Inc. (a)	77,700	2,254,077
	Axcelis Technologies, Inc. (a)	209,500	1,437,170
	Brooks Automation, Inc. (a)	94,600	1,404,810
	Cohu, Inc.	45,300	908,265
	Cymer, Inc. (a)	75,700	1,994,695
	DSP Group, Inc. (a)	59,200	1,413,104
	ESS Technology, Inc. (a)	74,100	311,961
	Exar Corp. (a)	89,500	1,332,655
	FEI Co. (a)	60,900	1,389,129
	Helix Technology Corp.	54,600	725,088
	Kopin Corp. (a)	147,200	750,720
	Kulicke & Soffa Industries, Inc. (a)	108,200	855,862
	Microsemi Corp. (a)	128,900	2,423,320
	Pericom Semiconductor Corp. (a)	55,200	449,328
	Photronics, Inc. (a)	83,500	1,948,890
	Power Integrations, Inc. (a)	61,500	1,326,555
	Rudolph Technologies, Inc. (a)	31,800	455,694
	Skyworks Solutions, Inc. (a)	329,300	2,426,941
	Standard Microsystems Corp. (a)	39,100	914,158
	Supertex, Inc. (a)	27,300	482,118
	Ultratech, Inc. (a)	50,000	915,000
	Varian Semiconductor Equipment Associates, Inc. (a)	77,000	2,849,000
	Veeco Instruments, Inc. (a)	58,700	955,636
	Semiconductors & Semiconductor Equipment Total		31,102,550
Software – 3.5%
	Altiris, Inc. (a)	49,300	723,724
	ANSYS, Inc. (a)	66,100	2,347,211
	Captaris, Inc. (a)	61,600	255,024

16

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Catapult Communications Corp. (a)	23,700	404,322
	EPIQ Systems, Inc. (a)	32,900	538,244
	FactSet Research Systems, Inc.	81,400	2,917,376
	FileNET Corp. (a)	85,600	2,151,984
	Hyperion Solutions Corp. (a)	84,400	3,396,256
	Internet Security Systems, Inc. (a)	89,700	1,820,013
	JDA Software Group, Inc. (a)	60,800	691,904
	Kronos, Inc. (a)	67,000	2,706,130
	Manhattan Associates, Inc. (a)	61,300	1,177,573
	MapInfo Corp. (a)	43,200	454,032
	MICROS Systems, Inc. (a)	79,500	3,557,625
	MRO Software, Inc. (a)	48,100	702,741
	Napster, Inc. (a)	91,600	384,720
	NYFIX, Inc. (a)	64,300	380,013
	Phoenix Technologies Ltd. (a)	52,000	404,560
	Progress Software Corp. (a)	77,800	2,345,670
	Radiant Systems, Inc. (a)	50,500	575,700
	Serena Software, Inc. (a)	70,800	1,366,440
	Sonic Solutions (a)	47,200	877,920
	SPSS, Inc. (a)	35,000	672,350
	SS&C Technologies, Inc.	33,700	1,067,616
	Take-Two Interactive Software, Inc. (a)	149,100	3,794,595
	THQ, Inc. (a)	85,200	2,493,804
	Verity, Inc. (a)	78,600	689,322
	Software Total		38,896,869
	INFORMATION TECHNOLOGY TOTAL		177,820,552
MATERIALS – 5.3%
Chemicals – 1.3%
	Arch Chemicals, Inc.	49,400	1,233,024
	Cambrex Corp.	55,200	1,051,560
	Georgia Gulf Corp.	71,300	2,213,865
	H.B. Fuller Co.	60,200	2,050,412
	MacDermid, Inc.	57,700	1,797,932
	Material Sciences Corp. (a)	28,000	407,680
	OM Group, Inc. (a)	59,500	1,469,055
	Omnova Solutions, Inc. (a)	85,300	397,498
	Penford Corp.	18,500	296,000
	PolyOne Corp. (a)	192,000	1,271,040
	Quaker Chemical Corp.	20,300	354,235
	Schulman (A.), Inc.	64,100	1,146,749

17

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
	Wellman, Inc.	67,800	690,882
	Chemicals Total		14,379,932
Construction Materials – 1.0%
	Florida Rock Industries, Inc.	78,400	5,750,640
	Headwaters, Inc. (a)	86,500	2,973,870
	Texas Industries, Inc.	47,400	2,665,302
	Construction Materials Total		11,389,812
Containers & Packaging – 0.6%
	AptarGroup, Inc.	74,200	3,769,360
	Caraustar Industries, Inc. (a)	60,100	631,050
	Chesapeake Corp.	41,200	862,728
	Myers Industries, Inc.	68,900	861,250
	Rock-Tenn Co., Class A	70,000	885,500
	Containers & Packaging Total		7,009,888
Metals & Mining – 1.9%
	A.M. Castle & Co. (a)	27,100	418,966
	Aleris International, Inc. (a)	59,865	1,349,956
	AMCOL International Corp.	54,400	1,022,176
	Brush Engineered Materials, Inc. (a)	40,200	573,252
	Carpenter Technology Corp.	51,400	2,662,520
	Century Aluminum Co. (a)	57,800	1,179,120
	Cleveland-Cliffs, Inc.	45,700	2,639,632
	Commercial Metals Co.	126,400	3,010,848
	Quanex Corp.	52,700	2,793,627
	Reliance Steel & Aluminum Co.	62,600	2,320,582
	RTI International Metals, Inc. (a)	46,300	1,454,283
	Ryerson Tull, Inc.	52,500	749,175
	Steel Technologies, Inc.	25,400	429,260
	Metals & Mining Total		20,603,397
Paper & Forest Products – 0.5%
	Buckeye Technologies, Inc. (a)	69,900	557,103
	Deltic Timber Corp.	25,600	973,568
	Neenah Paper, Inc.	30,900	956,973
	Pope & Talbot, Inc.	34,100	378,510
	Schweitzer-Mauduit International, Inc.	31,800	989,934

18

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – (continued)
	Wausau-Mosinee Paper Corp.	108,100	1,295,038
	Paper & Forest Products Total		5,151,126
	MATERIALS TOTAL		58,534,155
TELECOMMUNICATION SERVICES – 0.3%
Diversified Telecommunication Services – 0.3%
	Commonwealth Telephone Enterprises, Inc.	44,300	1,856,613
	General Communication, Inc., Class A (a)	105,500	1,041,285
	Diversified Telecommunication Services Total		2,897,898
	TELECOMMUNICATION SERVICES TOTAL		2,897,898
UTILITIES – 4.6%
Electric Utilities – 1.2%
	ALLETE, Inc.	62,300	3,108,770
	Central Vermont Public Service Corp.	25,600	473,600
	CH Energy Group, Inc.	33,000	1,604,790
	Cleco Corp.	104,300	2,249,751
	El Paso Electric Co. (a)	99,800	2,040,910
	Green Mountain Power Corp.	10,800	322,272
	UIL Holdings Corp.	28,800	1,549,728
	Unisource Energy Corp.	72,200	2,220,150
	Electric Utilities Total		13,569,971
Gas Utilities – 3.1%
	Atmos Energy Corp.	167,100	4,812,480
	Cascade Natural Gas Corp.	23,800	487,900
	Energen Corp.	153,200	5,369,660
	Laclede Group, Inc.	44,100	1,400,616
	New Jersey Resources Corp.	57,400	2,769,550
	Northwest Natural Gas Co.	57,600	2,202,624
	Piedmont Natural Gas Co.	160,400	3,852,808
	Southern Union Co. (a)	203,131	4,986,866
	Southwest Gas Corp.	78,600	2,005,086
	UGI Corp.	216,900	6,051,510
	Gas Utilities Total		33,939,100
Multi-Utilities – 0.3%
	American States Water Co.	35,100	1,030,887
	Avista Corp.	101,400	1,885,026
	Multi-Utilities Total		2,915,913
	UTILITIES TOTAL		50,424,984

	Total Common Stocks (cost of $740,292,647)		1,093,874,886

19

		Units
Warrants – 0.0%
Timco Aviation Services, Inc.	Expires 12/31/07(a)(c)	2,188	—

	Total Warrants (cost of $–)		—

	Total Investments – 99.5% (cost of $740,292,647)(d)(e)		1,093,874,886

	Other Assets & Liabilities, Net – 0.5%		5,138,013

	Net Assets – 100.0%		1,099,012,899

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)	Non-income producing security.

(b)	A portion of this security with a market value of $722,000 is pledged as collateral for open futures contracts.

(c)	Illiquid Security.

(d)	Cost for federal income tax purposes is $740,292,647.

(e)	Unrealized appreciation and depreciation at June 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$393,509,835	$(39,927,596)	$353,582,239

Acronym	Name

REIT	Real Estate Investment Trust

At June 30, 2005, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
Russell 2000 Index	17	$4,806,170	$4,823,250	Sep-2005	$17,080

20

INVESTMENT PORTFOLIO

June 30, 2005 (Unaudited)	Nations MidCap Index Fund

		Shares	Value ($)*
Common Stocks – 99.0%
CONSUMER DISCRETIONARY – 18.6%
Auto Components – 1.0%
	Arvin Meritor, Inc.	104,750	1,863,503
	Bandag, Inc.	23,350	1,075,268
	BorgWarner, Inc.	84,450	4,532,431
	Gentex Corp.	233,050	4,241,510
	Lear Corp.	100,275	3,648,004
	Modine Manufacturing Co.	48,825	1,589,742
	Auto Components Total		16,950,458
Automobiles – 0.1%
	Thor Industries, Inc.	68,525	2,153,741
	Automobiles Total		2,153,741
Diversified Consumer Services – 0.6%
	Career Education Corp. (a)	153,450	5,617,804
	Education Management Corp. (a)	102,150	3,445,520
	Diversified Consumer Services Total		9,063,324
Hotels, Restaurants & Leisure – 2.3%
	Applebee’s International, Inc.	121,212	3,210,906
	Bob Evans Farms, Inc.	52,825	1,231,879
	Boyd Gaming Corp.	100,300	5,128,339
	Brinker International, Inc. (a)	132,575	5,309,629
	CBRL Group, Inc.	69,925	2,717,285
	Cheesecake Factory, Inc. (a)	116,700	4,052,991
	GTECH Holdings Corp.	171,650	5,019,046
	International Speedway Corp., Class A	66,025	3,714,566
	Krispy Kreme Doughnuts, Inc. (a)	92,300	642,408
	Outback Steakhouse, Inc.	101,575	4,595,253
	Ruby Tuesday, Inc.	96,275	2,493,523
	Hotels, Restaurants & Leisure Total		38,115,825
Household Durables – 4.5%
	American Greetings Corp., Class A	102,350	2,712,275
	Blyth Industries, Inc.	52,600	1,475,430
	D.R. Horton, Inc.	438,549	16,493,828
	Furniture Brands International, Inc.	79,275	1,713,133
	Harman International Industries, Inc.	95,600	7,778,016
	Hovnanian Enterprises, Inc. (a)	72,850	4,749,820
	Lennar Corp., Class A	216,125	13,713,131
	Mohawk Industries, Inc. (a)	88,650	7,313,625
	Ryland Group, Inc.	70,350	5,337,454
	Toll Brothers, Inc. (a)	93,675	9,512,696

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Household Durables – (continued)
	Tupperware Corp.	84,475	1,974,181
	Household Durables Total		72,773,589
Leisure Equipment & Products – 0.1%
	Callaway Golf Co.	106,050	1,636,352
	Leisure Equipment & Products Total		1,636,352
Media – 2.2%
	Belo Corp.	159,825	3,831,005
	Catalina Marketing Corp.	71,000	1,804,110
	Emmis Communications Corp. (a)	49,700	878,199
	Entercom Communications Corp. (a)	63,075	2,099,767
	Harte-Hanks, Inc.	106,025	3,152,123
	Lee Enterprises, Inc.	67,750	2,716,097
	Media General, Inc., Class A	35,850	2,321,646
	Reader’s Digest Association, Inc., Class A	148,825	2,455,613
	Scholastic Corp. (a)	56,000	2,158,800
	Valassis Communications, Inc. (a)	74,650	2,765,782
	Washington Post Co., Class B	10,325	8,621,685
	Westwood One, Inc.	127,350	2,601,761
	Media Total		35,406,588
Multiline Retail – 1.0%
	99 Cents Only Stores (a)	88,251	1,121,670
	Dollar Tree Stores, Inc. (a)	162,050	3,889,200
	Neiman Marcus Group, Inc., Class A	73,100	7,084,852
	Saks, Inc. (a)	208,775	3,960,462
	Multiline Retail Total		16,056,184
Specialty Retail – 6.6%
	Abercrombie & Fitch Co., Class A	129,025	8,864,017
	Advance Auto Parts, Inc. (a)	107,000	6,906,850
	Aeropostale, Inc. (a)	82,850	2,783,760
	American Eagle Outfitters, Inc.	207,200	6,350,680
	AnnTaylor Stores Corp. (a)	109,025	2,647,127
	Barnes & Noble, Inc. (a)	94,450	3,664,660
	Borders Group, Inc.	106,175	2,687,289
	CarMax, Inc. (a)	155,675	4,148,739
	Chico’s FAS, Inc. (a)	269,600	9,241,888
	Claire’s Stores, Inc.	148,225	3,564,811
	Foot Locker, Inc.	234,125	6,372,883
	Michaels Stores, Inc.	202,600	8,381,562

2

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
	O’Reilly Automotive, Inc. (a)	157,850	4,705,509
	Pacific Sunwear of California, Inc. (a)	112,075	2,576,604
	Payless Shoesource, Inc. (a)	100,700	1,933,440
	PETsMART, Inc.	214,500	6,510,075
	Pier 1 Imports, Inc.	128,625	1,825,189
	Regis Corp.	67,175	2,625,199
	Rent-A-Center, Inc. (a)	104,925	2,443,703
	Ross Stores, Inc.	219,950	6,358,755
	Urban Outfitters, Inc. (a)	97,925	5,551,368
	Williams-Sonoma, Inc. (a)	173,225	6,854,513
	Specialty Retail Total		106,998,621
Textiles, Apparel & Luxury Goods – 0.2%
	Timberland Co., Class A (a)	90,250	3,494,480
	Textiles, Apparel & Luxury Goods Total		3,494,480
	CONSUMER DISCRETIONARY TOTAL		302,649,162
CONSUMER STAPLES – 4.6%
Beverages – 0.8%
	Constellation Brands, Inc., Class A (a)	312,100	9,206,950
	PepsiAmericas, Inc.	155,800	3,997,828
	Beverages Total		13,204,778
Food & Staples Retailing – 1.1%
	BJ’s Wholesale Club, Inc. (a)	102,250	3,322,102
	Ruddick Corp.	67,250	1,716,893
	Whole Foods Market, Inc.	97,575	11,543,122
	Food & Staples Retailing Total		16,582,117
Food Products – 2.0%
	Dean Foods Co. (a)	224,862	7,924,137
	Hormel Foods Corp.	156,925	4,602,610
	J. M. Smucker Co.	87,275	4,096,689
	Lancaster Colony Corp.	45,125	1,936,765
	Smithfield Foods, Inc. (a)	149,625	4,080,274
	Tootsie Roll Industries, Inc.	63,277	1,850,852
	TreeHouse Foods, Inc. (a)	0	11
	Tyson Foods, Inc., Class A	454,300	8,086,540
	Food Products Total		32,577,878
Household Products – 0.6%
	Church & Dwight Co., Inc.	94,900	3,435,380
	Energizer Holdings, Inc. (a)	106,775	6,638,202
	Household Products Total		10,073,582

3

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 0.1%
	Universal Corp.	38,325	1,677,869
	Tobacco Total		1,677,869
	CONSUMER STAPLES TOTAL		74,116,224
ENERGY – 8.5%
Energy Equipment & Services – 4.0%
	Cooper Cameron Corp. (a)	82,100	5,094,305
	ENSCO International, Inc. (b)	226,675	8,103,631
	FMC Technologies, Inc. (a)	103,325	3,303,300
	Grant Prideco, Inc. (a)	186,000	4,919,700
	Hanover Compressor Co. (a)	117,000	1,346,670
	Helmerich & Payne, Inc.	76,450	3,587,034
	Patterson-UTI Energy, Inc.	253,325	7,050,035
	Pride International, Inc. (a)	219,625	5,644,363
	Smith International, Inc.	158,575	10,101,228
	Tidewater, Inc.	90,675	3,456,531
	Weatherford International Ltd. (a)	206,675	11,983,016
	Energy Equipment & Services Total		64,589,813
Oil, Gas & Consumable Fuels – 4.5%
	Arch Coal, Inc.	94,675	5,156,947
	Forest Oil Corp. (a)	84,250	3,538,500
	Murphy Oil Corp.	261,800	13,673,814
	Newfield Exploration Co. (a)	188,900	7,535,221
	Noble Energy, Inc.	130,075	9,840,174
	Overseas Shipholding Group, Inc.	51,825	3,091,361
	Peabody Energy Corp.	177,800	9,252,712
	Pioneer Natural Resources Co.	215,150	9,053,512
	Plains Exploration & Production Co. (a)	115,625	4,108,156
	Pogo Producing Co.	91,125	4,731,210
	Western Gas Resources, Inc.	96,500	3,367,850
	Oil, Gas & Consumable Fuels Total		73,349,457
	ENERGY TOTAL		137,939,270
FINANCIALS – 17.4%
Capital Markets – 2.7%
	A.G. Edwards, Inc.	115,025	5,193,379
	Eaton Vance Corp.	196,600	4,700,706
	Investors Financial Services Corp.	99,775	3,773,490
	Jefferies Group, Inc.	77,525	2,937,422

4

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
	LaBranche & Co., Inc. (a)	86,025	541,958
	Legg Mason, Inc.	164,437	17,119,536
	Raymond James Financial, Inc.	99,587	2,813,333
	SEI Investments Co.	123,850	4,625,797
	Waddell & Reed Financial, Inc., Class A	124,950	2,311,575
	Capital Markets Total		44,017,196
Commercial Banks – 4.1%
	Associated Banc Corp.	190,862	6,424,415
	Bank of Hawaii Corp.	78,175	3,967,381
	City National Corp.	67,450	4,836,839
	Colonial BancGroup, Inc.	231,700	5,111,302
	Commerce Bancorp, Inc.	242,150	7,339,566
	Cullen/Frost Bankers, Inc.	72,850	3,471,303
	FirstMerit Corp.	124,925	3,261,792
	Greater Bay Bancorp	76,400	2,014,668
	Hibernia Corp., Class A	234,450	7,779,051
	Mercantile Bankshares Corp.	118,800	6,121,764
	SVB Financial Group (a)	53,000	2,538,700
	TCF Financial Corp.	187,925	4,863,499
	Texas Regional Bancshares, Inc., Class A	61,500	1,874,520
	Westamerica Bancorporation	48,950	2,585,050
	Wilmington Trust Corp.	100,925	3,634,309
	Commercial Banks Total		65,824,159
Consumer Finance – 0.3%
	AmeriCredit Corp. (a)	220,650	5,626,575
	Consumer Finance Total		5,626,575
Diversified Financial Services – 0.3%
	Leucadia National Corp.	141,550	5,468,077
	Diversified Fianancial Services Total		5,468,077
Insurance – 4.4%
	Allmerica Financial Corp. (a)	79,875	2,962,564
	American Financial Group, Inc.	87,500	2,933,000
	AmerUs Group Co.	58,525	2,812,126
	Arthur J. Gallagher & Co.	139,300	3,779,209
	Brown & Brown, Inc.	93,025	4,180,543
	Everest Re Group Ltd.	84,225	7,832,925
	Fidelity National Financial, Inc.	258,140	9,213,017
	First American Corp.	128,425	5,154,979

5

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	HCC Insurance Holdings, Inc.	104,250	3,947,948
	Horace Mann Educators Corp.	64,050	1,205,421
	Ohio Casualty Corp.	93,625	2,263,853
	Old Republic International Corp.	272,987	6,903,841
	Protective Life Corp.	104,000	4,390,880
	Stancorp Financial Group, Inc.	41,825	3,202,959
	Unitrin, Inc.	86,575	4,250,832
	W.R Berkley Corp.	178,080	6,353,894
	Insurance Total		71,387,991
Real Estate – 3.3%
	AMB Property Corp.	125,625	5,455,894
	Developers Diversified Realty Corp	162,200	7,454,712
	Highwoods Properties, Inc.	80,300	2,389,728
	Hospitality Properties Trust	100,675	4,436,747
	Liberty Property Trust, REIT	130,025	5,761,408
	Mack-Cali Realty Corp., REIT	84,575	3,831,247
	New Plan Excel Realty Trust	154,175	4,188,935
	Rayonier, Inc.	75,057	3,980,272
	Regency Centers Corp., REIT	94,300	5,393,960
	United Dominion Realty Trust, Inc.	204,575	4,920,029
	Weingarten Realty Investors	126,500	4,961,330
	Real Estate Total		52,774,262
Thrifts & Mortgage Finance – 2.3%
	Astoria Financial Corp.	150,100	4,273,347
	Independence Community Bank Corp.	116,625	4,306,961
	IndyMac Mortgage, Inc.	93,325	3,801,127
	New York Community Bancorp, Inc.	365,003	6,613,855
	PMI Group, Inc.	139,750	5,447,455
	Radian Group, Inc.	128,750	6,079,575
	Washington Federal, Inc.	129,627	3,048,827
	Webster Financial Corp.	80,375	3,752,709
	Thrifts & Mortgage Finance Total		37,323,856
	FINANCIALS TOTAL		282,422,1160
HEALTH CARE – 11.9%
Biotechnology – 1.8%
	Cephalon, Inc. (a)	86,675	3,450,532
	Charles River Laboratories International, Inc. (a)	99,650	4,808,113
	Invitrogen Corp. (a)	77,550	6,459,139

6

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Biotechnology – (continued)
	Martek Biosciences Corp. (a)	47,300	1,795,035
	Millennium Pharmaceuticals, Inc. (a)	459,575	4,260,260
	Protein Design Labs, Inc. (a)	158,400	3,201,264
	Techne Corp. (a)	57,400	2,635,234
	Vertex Pharmaceuticals, Inc. (a)	138,975	2,340,339
	Biotechnology Total		28,949,916
Health Care Equipment & Supplies – 2.9%
	Advanced Medical Optics, Inc. (a)	97,100	3,859,725
	Beckman Coulter, Inc.	92,400	5,873,868
	Cytyc Corp. (a)	170,250	3,755,715
	DENTSPLY International, Inc.	112,875	6,095,250
	Edwards Lifesciences Corp. (a)	88,950	3,826,629
	Gen-Probe, Inc. (a)	75,500	2,735,365
	Hillenbrand Industries, Inc.	87,400	4,418,070
	INAMED Corp. (a)	54,000	3,616,380
	STERIS Corp.	103,325	2,662,685
	Varian Medical Systems, Inc. (a)	197,400	7,368,942
	Varian, Inc. (a)	51,050	1,929,180
	Health Care Equipment & Supplies Total		46,141,809
Health Care Providers & Services – 5.4%
	Apria Healthcare Group, Inc. (a)	73,250	2,537,380
	Community Health Systems, Inc. (a)	101,250	3,826,238
	Covance, Inc. (a)	94,150	4,224,510
	Coventry Health Care, Inc. (a)	160,412	11,349,149
	Health Net, Inc. (a)	168,025	6,411,834
	Henry Schein, Inc. (a)	129,650	5,383,068
	LifePoint Hospitals, Inc. (a)	76,800	3,879,936
	Lincare Holdings, Inc. (a)	148,000	6,044,320
	Omnicare, Inc.	156,825	6,654,085
	Pacificare Health Systems, Inc. (a)	130,175	9,301,004
	Patterson Companies, Inc. (a)	205,350	9,257,178
	Renal Care Group, Inc. (a)	101,600	4,683,760
	Triad Hospitals, Inc. (a)	120,775	6,599,146
	Universal Health Services, Inc., Class B	86,800	5,397,224
	VCA Antech, Inc. (a)	114,300	2,771,775
	Health Care Providers & Services Total		88,320,607
Pharmaceuticals – 1.8%
	Barr Pharmaceuticals, Inc. (a)	138,830	6,766,574
	IVAX Corp. (a)	346,231	7,443,966
	Par Pharmaceutical Companies, Inc. (a)	51,075	1,624,696

7

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Perrigo Co.	133,225	1,857,157
	Sepracor, Inc. (a)	156,525	9,393,065
	Valeant Pharmaceuticals International	138,275	2,437,788
	Pharmaceuticals Total		29,523,246
	HEALTH CARE TOTAL		192,935,578
INDUSTRIALS – 11.9%
Aerospace & Defense – 0.8%
	Alliant Techsystems, Inc. (a)	55,175	3,895,355
	Precision Castparts Corp.	98,700	7,688,730
	Sequa Corp., Class A (a)	12,575	832,088
	Aerospace & Defense Total		12,416,173
Air Freight & Logistics – 0.9%
	C.H. Robinson Worldwide, Inc.	127,925	7,445,235
	Expeditors International of Washington, Inc.	159,350	7,937,223
	Air Freight & Logistics Total		15,382,458
Airlines – 0.3%
	Airtran Holdings, Inc. (a)	129,750	1,197,592
	Alaska Air Group, Inc. (a)	38,550	1,146,863
	JetBlue Airways Corp. (a)	146,687	2,998,282
	Airlines Total		5,342,737
Building Products – 0.1%
	York International Corp	62,700	2,382,600
	Building Products Total		2,382,600
Commercial Services & Supplies – 3.9%
	Adesa, Inc.	133,475	2,905,751
	Banta Corp.	37,075	1,681,722
	Brink’s Co.	84,775	3,051,900
	ChoicePoint, Inc. (a)	134,802	5,398,820
	Copart, Inc. (a)	119,975	2,855,405
	Corinthian Colleges, Inc. (a)	135,900	1,735,443
	Deluxe Corp.	75,500	3,065,300
	DeVry, Inc. (a)	96,825	1,926,818
	Dun & Bradstreet Corp. (a)	101,725	6,271,346
	Herman Miller, Inc.	105,125	3,242,055
	HNI Corp.	77,325	3,955,174
	ITT Educational Services, Inc. (a)	69,025	3,687,315
	Kelly Services, Inc.	40,900	1,171,376
	Korn/Ferry International (a)	52,625	934,094

8

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
	Laureate Education, Inc. (a)	73,825	3,533,264
	Manpower, Inc.	134,575	5,353,393
	Republic Services, Inc.	192,725	6,940,027
	Rollins, Inc.	73,518	1,473,301
	Sotheby’s Holdings, Class A (a)	71,925	985,373
	Stericycle, Inc. (a)	66,075	3,324,894
	Commercial Services & Supplies Total		63,492,771
Construction & Engineering – 0.6%
	Dycom Industries, Inc. (a)	72,950	1,445,140
	Granite Construction	55,475	1,558,847
	Jacobs Engineering Group, Inc. (a)	85,750	4,824,295
	Quanta Services, Inc. (a)	145,975	1,284,580
	Construction & Engineering Total		9,112,862
Electrical Equipment – 0.7%
	AMETEK, Inc.	104,050	4,354,492
	Hubbell, Inc., Class B	92,025	4,058,303
	Thomas & Betts Corp. (a)	89,600	2,530,304
	Electrical Equipment Total		10,943,099
Industrial Conglomerates – 0.4%
	Carlisle Companies, Inc.	46,500	3,191,295
	Teleflex, Inc.	57,750	3,428,618
	Industrial Conglomerates Total		6,619,913
Machinery – 2.3%
	AGCO Corp. (a)	135,075	2,582,634
	Crane Co.	82,800	2,177,640
	Donaldson Co., Inc.	113,800	3,451,554
	Federal Signal Corp.	72,325	1,128,270
	Flowserve Corp. (a)	82,625	2,500,233
	Graco, Inc.	103,387	3,522,395
	Harsco Corp.	62,150	3,390,282
	Kennametal, Inc.	56,750	2,601,988
	Nordson Corp.	49,025	1,680,577
	Pentair, Inc.	151,875	6,501,769
	SPX Corp.	112,225	5,160,105
	Tecumseh Products Co., Class A	27,650	758,716
	Trinity Industries, Inc.	63,600	2,037,108
	Machinery Total		37,493,271

9

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Marine – 0.2%
	Alexander& Baldwin, Inc.	65,400	3,031,290
	Marine Total		3,031,290
Road & Rail – 1.0%
	CNF, Inc.	78,650	3,531,385
	J.B. Hunt Transport Services, Inc.	203,550	3,928,515
	Swift Transportation Co., Inc. (a)	92,825	2,161,894
	Werner Enterprises, Inc.	94,943	1,864,681
	Yellow Roadway Corp. (a)	85,800	4,358,640
	Road & Rail Total		15,845,115
Trading Companies & Distributors – 0.7%
	Fastenal Co.	102,050	6,251,583
	GATX Corp.	74,575	2,572,837
	United Rentals, Inc. (a)	108,150	2,185,712
	Trading Companies & Distributors Total		11,010,132
	INDUSTRIALS TOTAL		193,072,421
INFORMATION TECHNOLOGY – 13.9%
Communications Equipment – 1.5%
	3Com Corp. (a)	573,200	2,086,448
	ADTRAN, Inc.	102,375	2,537,876
	Avocent Corp. (a)	74,250	1,940,895
	CommScope, Inc. (a)	76,575	1,333,171
	F5 Networks, Inc. (a)	56,100	2,649,884
	Harris Corp.	199,550	6,227,955
	Plantronics, Inc.	70,325	2,557,017
	Polycom, Inc. (a)	146,400	2,182,824
	Powerwave Technologies, Inc. (a)	148,925	1,522,014
	UTStarcom, Inc. (a)	156,125	1,169,376
	Communications Equipment Total		24,207,460
Computers & Peripherals – 1.5%
	Diebold, Inc.	106,625	4,809,854
	Imation Corp.	50,275	1,950,167
	McDATA Corp. (a)	235,675	942,700
	SanDisk Corp. (a)	270,700	6,423,711
	Storage Technology Corp. (a)	160,350	5,819,102
	Western Digital Corp. (a)	318,100	4,268,902
	Computers & Peripherals Total		24,214,436
Electronic Equipment & Instruments – 1.9%
	Amphenol Corp., Class A	131,800	5,294,406
	Arrow Electronics, Inc. (a)	175,775	4,774,049

10

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
	Avnet, Inc. (a)	180,250	4,061,032
	CDW Corp.	108,425	6,189,983
	KEMET Corp. (a)	129,425	815,378
	National Instruments Corp.	99,862	2,117,074
	Newport Corp. (a)	64,425	892,931
	Plexus Corp. (a)	64,775	921,748
	Tech Data Corp. (a)	87,750	3,212,528
	Vishay Intertechnology, Inc. (a)	268,875	3,191,546
	Electronic Equipment & Instruments Total		31,470,675
IT Services – 2.9%
	Acxiom Corp.	131,375	2,743,110
	Alliance Data Systems Corp. (a)	99,625	4,040,790
	Anteon International Corp. (a)	48,000	2,189,760
	BISYS Group, Inc. (a)	180,450	2,695,923
	Ceridian Corp. (a)	223,725	4,358,163
	Certegy, Inc.	92,325	3,528,661
	CheckFree Corp. (a)	127,050	4,327,323
	Cognizant Technology Solutions Corp., Class A (a)	202,325	9,535,577
	CSG Systems International, Inc. (a)	75,225	1,427,771
	DST Systems, Inc. (a)	113,500	5,311,800
	Keane, Inc. (a)	83,850	1,148,745
	MoneyGram International, Inc.	129,075	2,467,914
	MPS Group, Inc. (a)	154,925	1,459,394
	Titan Corp. (a)	127,425	2,897,644
	IT Services Total		48,132,575
Office Electronics – 0.3%
	Zebra Technologies Corp., Class A (a)	107,575	4,710,709
	Office Electronics Total		4,710,709
Semiconductors & Semiconductor Equipment – 3.0%
	Atmel Corp. (a)	674,750	1,599,158
	Cabot Microelectronics Corp. (a)	36,875	1,069,006
	Credence Systems Corp. (a)	136,625	1,236,456
	Cree Research, Inc. (a)	112,475	2,864,738
	Cypress Semiconductor Corp. (a)	196,875	2,478,656
	Fairchild Semiconductor International, Inc. (a)	178,850	2,638,038
	Integrated Circuit Systems, Inc. (a)	104,575	2,158,428
	Integrated Device Technology, Inc. (a)	157,125	1,689,094
	International Rectifier Corp. (a)	96,375	4,599,015

11

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	Intersil Corp., Class A	228,400	4,287,068
	Lam Research Corp. (a)	207,075	5,992,750
	Lattice Semiconductor Corp. (a)	169,775	753,801
	LTX Corp. (a)	91,750	455,080
	Micrel, Inc. (a)	114,850	1,323,072
	Microchip Technology, Inc.	311,550	9,228,111
	RF Micro Devices, Inc. (a)	281,100	1,526,373
	Semtech Corp. (a)	110,400	1,838,160
	Silicon Laboratories, Inc. (a)	67,875	1,779,004
	TriQuint Semiconductor, Inc. (a)	207,450	690,809
	Semiconductors & Semiconductor Equipment Total		48,206,817
Software – 2.8%
	Activision, Inc. (a)	301,416	4,979,392
	Advent Software, Inc. (a)	39,925	808,881
	Cadence Design Systems, Inc. (a)	409,875	5,598,892
	Fair Isaac Corp.	100,800	3,679,200
	Gartner, Inc. (a)	129,125	1,371,308
	Jack Henry & Associates, Inc.	121,525	2,225,123
	Macromedia, Inc. (a)	112,375	4,294,972
	Macrovision Corp. (a)	75,400	1,699,516
	McAfee, Inc. (a)	243,175	6,366,321
	Mentor Graphics Corp. (a)	116,775	1,196,944
	Reynolds & Reynolds Co., Class A	86,100	2,327,283
	RSA Security, Inc. (a)	106,425	1,221,759
	Sybase, Inc. (a)	134,075	2,460,276
	Synopsys, Inc. (a)	214,725	3,579,466
	Transaction Systems Architects, Inc., Class A (a)	52,900	1,302,927
	Wind River Systems, Inc. (a)	118,025	1,850,632
	Software Total		44,962,892
	INFORMATION TECHNOLOGY TOTAL		225,905,564
MATERIALS – 4.2%
Chemicals – 2.8%
	Airgas, Inc.	105,775	2,609,469
	Albemarle Corp.	69,625	2,539,224
	Cabot Corp.	94,025	3,102,825
	Chemtura Corp.	175,500	2,483,325
	Cytec Industries, Inc.	64,575	2,570,085

12

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
	Ferro Corp.	62,625	1,243,733
	FMC Corp. (a)	56,050	3,146,647
	Lubrizol Corp.	101,300	4,255,613
	Lyondell Chemical Co.	330,175	8,723,223
	Minerals Technologies, Inc.	30,600	1,884,960
	Olin Corp.	106,325	1,939,368
	RPM International, Inc.	175,600	3,206,456
	Scotts Co., Class A (a)	41,525	2,956,995
	Sensient Technologies Corp.	70,600	1,455,066
	Valspar Corp.	76,225	3,680,905
	Chemicals Total		45,797,894
Construction Materials – 0.3%
	Martin Marietta Materials, Inc.	69,675	4,815,936
	Construction Materials Total		4,815,936
Containers & Packaging – 0.5%
	Longview Fibre Co.	76,350	1,568,992
	Packaging Corp. of America	126,775	2,668,614
	Sonoco Products Co.	148,200	3,927,300
	Containers & Packaging Total		8,164,906
Metals & Mining – 0.2%
	Steel Dynamics, Inc.	61,600	1,617,000
	Worthington Industries, Inc.	119,500	1,888,100
	Metals & Mining Total		3,505,100
Paper & Forest Products – 0.4%
	Bowater, Inc.	83,600	2,706,132
	P.H. Glatfelter Co.	55,900	693,160
	Potlatch Corp.	43,250	2,263,273
	Paper & Forest Products Total		5,662,565
	MATERIALS TOTAL		67,946,401
TELECOMMUNICATION SERVICES – 0.5%
Diversified Telecommunication Services – 0.1%
	Cincinnati Bell, Inc. (a)	367,175	1,578,853
	Diversified Telecommunication Services Total		1,578,853

13

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – 0.4%
	Telephone & Data Systems, Inc.	163,341	6,665,946
	Wireless Telecommunication Services Total		6,665,946
	TELECOMMUNICATION SERVICES TOTAL		8,244,799
UTILITIES – 7.5%
Electric Utilities – 3.1%
	Alliant Energy Corp.	173,675	4,888,951
	Black Hills Corp.	48,600	1,790,910
	DPL, Inc.	189,025	5,188,736
	Duquesne Light Holdings, Inc.	115,850	2,164,078
	Great Plains Energy, Inc.	111,475	3,554,938
	Hawaiian Electric Industries, Inc.	120,700	3,235,967
	IDACORP, Inc.	63,000	1,929,690
	Northeast Utilities Co.	193,375	4,033,802
	NSTAR	159,400	4,914,302
	Pepco Holdings, Inc.	282,050	6,752,277
	PNM Resources, Inc.	103,150	2,971,752
	Puget Energy, Inc.	149,525	3,495,894
	Sierra Pacific Resources (a)	175,700	2,187,465
	Westar Energy, Inc.	129,425	3,110,083
	Electric Utilities Total		50,218,845
Gas Utilities – 1.8%
	AGL Resources, Inc.	115,225	4,453,447
	Equitable Resources, Inc.	91,050	6,191,400
	National Fuel Gas Co.	117,375	3,393,311
	ONEOK, Inc.	152,400	4,975,860
	Questar Corp.	126,750	8,352,825
	WGL Holdings, Inc.	72,725	2,446,469
	Gas Utilities Total		29,813,312
Multi-Utilities – 2.6%
	Aqua America, Inc.	143,131	4,256,716
	Aquila, Inc. (a)	361,375	1,304,564
	Energy East Corp.	220,025	6,376,324
	MDU Resources Group, Inc.	176,937	4,984,315
	OGE Energy Corp.	134,750	3,899,665
	Scana Corp.	169,575	7,242,548
	Vectren Corp.	113,700	3,266,601
	Wisconsin Energy Corp.	174,825	6,818,175

14

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi-utilities – (continued)
	WPS Resources Corp.	56,475	3,176,719
	Multi-Utilities Total		41,325,627
	UTILITIES TOTAL		121,357,784
	Total Common Stocks (cost of $1,191,515,346)		1,606,589,319

		Par ($)
Short-Term Obligation – 0.9%
	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/05 due 07/01/05 at 3.100%, collateralized by a FHLB Bond maturing 06//21/07, market value of $15,027,337 (repurchase proceeds $14,732,269)	14,731,000	14,731,000

			Value ($)
	Total Short-Term Obligation (cost of $14,731,000)		14,731,000

	Total Investments – 99.9% (cost of $1,206,246,346)(c)(d)		1,621,320,319

	Other Assets & Liabilities, Net – 0.1%		2,154,001

	Net Assets – 100.0%		1,623,474,320

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)	Non-income producing security.

(b)	A portion of the security with a market value of $3,293,550 is pledged as collateral for open futures contracts.

(c)	Unrealized appreciation and depreciation at June 30, 2005 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$504,925,990	$(89,852,017)	$415,073,973

(d)	Cost for federal income tax purposes is $1,206,246,346.

15

At June 30, 2005, the Fund held the following open long futures contracts:

Type	Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized App/Dep
S&P 500 Futures	44	$15,832,050	$15,606,643	Sep-2005	$225,407

Acronym	Name

REIT	Real Estate Investment Trust

16

INVESTMENT PORTFOLIO
June 30, 2005 (Unaudited)	Nations LifeGoal Balanced Growth Portfolio

		Par ($)	Value ($)*
Affiliated Investment Companies(a) – 99.9%
	Nations Bond Fund, Primary A Class	19,113,609	190,371,543
	Nations Cash Reserves, Capital Class Shares	37,892,384	37,892,384
	Nations Convertible Securities Fund, Primary A Class	452,116	7,622,682
	Nations High Yield Bond Fund, Primary A Class	4,108,716	38,087,798
	Nations International Value Fund, Primary A Class	1,835,675	38,953,017
	Nations Marsico Focused Equities Fund, Primary A Class	4,477,155	82,648,272
	Nations Marsico International Opportunities Fund, Primary A Class	2,654,436	29,066,074
	Nations Marsico MidCap Growth Fund, Primary A Class	3,597,427	45,147,710
	Nations MidCap Value Fund, Primary A Class	2,272,832	30,342,309
	Nations Short-Term Income Fund, Primary A Class	7,712,720	76,047,422
	Nations Small Company Fund, Primary A Class	1,408,647	22,665,132
	Nations SmallCap Value Fund, Primary A Class	1,192,536	15,061,733
	Nations Strategic Growth Fund, Primary A Class	6,161,421	75,415,789
	Nations Value Fund, Primary A Class	5,210,081	68,199,959

	Total Affiliated Investment Companies (cost of $719,859,301)		757,521,824

	Total Investments – 99.9% (cost of $719,859,301)(b)(c)		757,521,824

	Other Assets & Liabilities, Net – 0.1%		583,677

	Net Assets – 100.0%		758,105,501

Notes to Investment Portfolio:

*	Security Valuation
Investments in the underlying funds are valued at the net asset value of each class of the respective underlying fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual Funds registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(b)	Cost for federal income tax purposes is $719,859,301.

See Accompanying Notes to Financial Statements.

1

(c)	Unrealized appreciation and depreciation at June 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$42,538,898	$(4,876,375)	$37,662,523

See Accompanying Notes to Financial Statements.

2

INVESTMENT PORTFOLIO
June 30, 2005 (Unaudited)	Nations LifeGoal Growth Portfolio

	Shares	Value ($)*
Affiliated Investment Companies(a) – 100.0%
Nations International Value Fund, Primary A Class	1,278,809	27,136,318
Nations Marsico Focused Equities Fund, Primary A Class	4,380,331	80,860,907
Nations Marsico International Opportunities Fund, Primary A Class	3,832,043	41,960,870
Nations Marsico MidCap Growth Fund, Primary A Class	2,903,698	36,441,409
Nations MidCap Value Fund, Primary A Class	2,444,757	32,637,509
Nations Small Company Fund, Primary A Class	1,010,672	16,261,710
Nations SmallCap Value Fund, Primary A Class	1,283,423	16,209,632
Nations Strategic Growth Fund, Primary A Class	6,299,457	77,105,354
Nations Value Fund, Primary A Class	5,903,370	77,275,110

Total Affiliated Investment Companies (cost of $373,803,476)		405,888,819

Total Investments – 100.0% (cost of $373,803,476)(b)(c)		405,888,819

Other Assets & Liabilities, Net – 0.0%		60,812

Net Assets – 100.0%		405,949,631

Notes to Investment Portfolio:

*

Security Valuation
Investments in the underlying funds are valued at the net asset value of each class of the respective underlying fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual Funds registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(b)	Cost for federal income tax purposes is $373,803,476.

(c)	Unrealized appreciation and depreciation at June 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$35,559,392	$(3,474,049)	$32,085,343

1

INVESTMENT PORTFOLIO
June 30, 2005 (Unaudited)	Nations LifeGoal Income and Growth Portfolio

		Shares	Value ($)*
Affiliated Investment Companies(a) – 100.1%
	Nations Bond Fund, Primary A Class	4,610,842	45,923,982
	Nations Cash Reserves, Capital Class Shares	4,162,805	4,162,805
	Nations Convertible Securities Fund, Primary A Class	123,872	2,088,483
	Nations High Yield Bond Fund, Primary A Class	1,578,028	14,628,318
	Nations International Value Fund, Primary A Class	190,275	4,037,637
	Nations Marsico Focused Equities Fund, Primary A Class	780,596	14,409,795
	Nations Marsico International Opportunities Fund, Primary A Class	764,992	8,376,657
	Nations Marsico MidCap Growth Fund, Primary A Class	657,082	8,246,385
	Nations MidCap Value Fund, Primary A Class	311,359	4,156,641
	Nations Short-Term Income Fund, Primary A Class	7,184,832	70,842,444
	Nations Small Company Fund, Primary A Class	128,648	2,069,940
	Nations SmallCap Value Fund, Primary A Class	326,732	4,126,620
	Nations Strategic Growth Fund, Primary A Class	1,012,866	12,397,485
	Nations Value Fund, Primary A Class	949,691	12,431,459

	Total Affiliated Investment Companies (cost of $205,374,563)		207,898,651

	Total Investments – 100.1% (cost of $205,374,563)(b)(c)		207,898,651

	Other Assets & Liabilities, Net – (0.1)%		(294,532)

	Net Assets – 100.0%		207,604,119

Notes to Investment Portfolio:

*

Security Valuation
Investments in the underlying funds are valued at the net asset value of each class of the respective underlying fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual Funds registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(b)	Cost for federal income tax purposes is $205,374,563.

(c)	Unrealized appreciation and depreciation at June 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$4,768,800	$(2,244,712)	$2,524,088

1

INVESTMENT PORTFOLIO
June 30, 2005 (Unaudited)	Nations LifeGoal Income Fund

		Shares	Value ($)*
Affiliated Investment Companies(a) – 100.7%
	Nations Bond Fund, Primary A Class	219,187	2,183,099
	Nations Cash Reserves, Capital Class Shares	2,336,940	2,336,940
	Nations Convertible Securities Fund, Primary A Class	129,071	2,176,129
	Nations High Yield Bond Fund, Primary A Class	940,113	8,714,850
	Nations Mortgage- and Asset-Backed Portfolio	645,864	6,542,600
	Nations Short-Term Income Fund Primary A Class	2,211,892	21,809,260

	Total Affiliated Investment Companies (cost of $43,847,863)		43,762,878

	Total Investments – 100.7% (cost of $43,847,863)(b)(c)		43,762,878

	Other Assets & Liabilities, Net – (0.7)%		(291,272)

	Net Assets 100.0%		43,471,606

Notes to Investment Portfolio:

*

Security Valuation
Investments in the underlying funds are valued at the net asset value of each class of the respective underlying fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual Funds registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(b)	Cost for federal income tax purposes is $43,847,863.

(c)	Unrealized appreciation and depreciation at June 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation

$203,046	$(288,031)	$(84,985)

1

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Nations Funds Trust

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 29, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	August 29, 2005